UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code 1-18-102  Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2025

Date of reporting period: November 1, 2024 through April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under Investment Company Act of 1940  (the “Act”)  (17 CFR 270.30e-1).

(b) Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3)that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Nationwide Amundi Strategic Income Fund

Class A: NWXEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	61.5%
Asset-Backed Securities	13.3%
Collateralized Mortgage Obligations	12.5%
Mortgage-Backed Securities	11.8%
Repurchase Agreements	6.7%
Foreign Government Securities	3.5%
Commercial Mortgage-Backed Securities	3.3%
Loan Participations	2.0%
Futures	-0.6%
Other liabilities in excess of assets	-14.0%

Top CountriesFootnote Reference2

United States	62.2%
Bermuda	5.7%
France	3.1%
Japan	2.9%
Mexico	2.9%
United Kingdom	2.5%
Canada	2.2%
Cayman Islands	2.2%
Germany	1.5%
Saudi Arabia	0.9%
Other CountriesFootnote Reference#	13.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SI-A (4-25)

Nationwide Amundi Strategic Income Fund

Class R6: NWXGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	61.5%
Asset-Backed Securities	13.3%
Collateralized Mortgage Obligations	12.5%
Mortgage-Backed Securities	11.8%
Repurchase Agreements	6.7%
Foreign Government Securities	3.5%
Commercial Mortgage-Backed Securities	3.3%
Loan Participations	2.0%
Futures	-0.6%
Other liabilities in excess of assets	-14.0%

Top CountriesFootnote Reference2

United States	62.2%
Bermuda	5.7%
France	3.1%
Japan	2.9%
Mexico	2.9%
United Kingdom	2.5%
Canada	2.2%
Cayman Islands	2.2%
Germany	1.5%
Saudi Arabia	0.9%
Other CountriesFootnote Reference#	13.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SI-R6 (4-25)

Nationwide Amundi Strategic Income Fund

Institutional Service Class: NWXHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	61.5%
Asset-Backed Securities	13.3%
Collateralized Mortgage Obligations	12.5%
Mortgage-Backed Securities	11.8%
Repurchase Agreements	6.7%
Foreign Government Securities	3.5%
Commercial Mortgage-Backed Securities	3.3%
Loan Participations	2.0%
Futures	-0.6%
Other liabilities in excess of assets	-14.0%

Top CountriesFootnote Reference2

United States	62.2%
Bermuda	5.7%
France	3.1%
Japan	2.9%
Mexico	2.9%
United Kingdom	2.5%
Canada	2.2%
Cayman Islands	2.2%
Germany	1.5%
Saudi Arabia	0.9%
Other CountriesFootnote Reference#	13.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SI-IS (4-25)

Nationwide Bailard Cognitive Value Fund

Class A: NWHDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreement	3.3%
Exchange Traded Fund	0.7%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	19.2%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Insurance	3.3%
Specialty Retail	3.3%
Household Durables	2.7%
Electronic Equipment, Instruments & Components	2.7%
Software	2.6%
Food Products	2.5%
Machinery	2.4%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CV-A (4-25)

Nationwide Bailard Cognitive Value Fund

Class M: NWHFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$44	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreement	3.3%
Exchange Traded Fund	0.7%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	19.2%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Insurance	3.3%
Specialty Retail	3.3%
Household Durables	2.7%
Electronic Equipment, Instruments & Components	2.7%
Software	2.6%
Food Products	2.5%
Machinery	2.4%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CV-M (4-25)

Nationwide Bailard Cognitive Value Fund

Class R6: NWHGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreement	3.3%
Exchange Traded Fund	0.7%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	19.2%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Insurance	3.3%
Specialty Retail	3.3%
Household Durables	2.7%
Electronic Equipment, Instruments & Components	2.7%
Software	2.6%
Food Products	2.5%
Machinery	2.4%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CV-R6 (4-25)

Nationwide Bailard Cognitive Value Fund

Institutional Service Class: NWHHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.8%
Repurchase Agreement	3.3%
Exchange Traded Fund	0.7%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	19.2%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Insurance	3.3%
Specialty Retail	3.3%
Household Durables	2.7%
Electronic Equipment, Instruments & Components	2.7%
Software	2.6%
Food Products	2.5%
Machinery	2.4%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CV-IS (4-25)

Nationwide Bailard International Equities Fund

Class A: NWHJX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	0.5%

Top CountriesFootnote Reference2

Japan	19.4%
Germany	13.3%
United Kingdom	11.9%
United States	10.6%
France	8.0%
Spain	5.0%
Italy	4.4%
Sweden	3.1%
Australia	3.0%
Singapore	3.0%
Other CountriesFootnote Reference#	18.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IEQ-A (4-25)

Nationwide Bailard International Equities Fund

Class M: NWHLX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	0.5%

Top CountriesFootnote Reference2

Japan	19.4%
Germany	13.3%
United Kingdom	11.9%
United States	10.6%
France	8.0%
Spain	5.0%
Italy	4.4%
Sweden	3.1%
Australia	3.0%
Singapore	3.0%
Other CountriesFootnote Reference#	18.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IEQ-M (4-25)

Nationwide Bailard International Equities Fund

Class R6: NWHMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	0.5%

Top CountriesFootnote Reference2

Japan	19.4%
Germany	13.3%
United Kingdom	11.9%
United States	10.6%
France	8.0%
Spain	5.0%
Italy	4.4%
Sweden	3.1%
Australia	3.0%
Singapore	3.0%
Other CountriesFootnote Reference#	18.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IEQ-R6 (4-25)

Nationwide Bailard International Equities Fund

Institutional Service Class: NWHNX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreement	1.1%
Other assets in excess of liabilities	0.5%

Top CountriesFootnote Reference2

Japan	19.4%
Germany	13.3%
United Kingdom	11.9%
United States	10.6%
France	8.0%
Spain	5.0%
Italy	4.4%
Sweden	3.1%
Australia	3.0%
Singapore	3.0%
Other CountriesFootnote Reference#	18.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IEQ-IS (4-25)

Nationwide Bailard Technology & Science Fund

Class A: NWHOX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.9%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.9%

Top IndustriesFootnote Reference2

Software	32.8%
Semiconductors & Semiconductor Equipment	25.5%
Interactive Media & Services	8.0%
Financial Services	5.3%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.3%
Broadline Retail	3.9%
Electronic Equipment, Instruments & Components	2.8%
IT Services	2.4%
Ground Transportation	2.4%
Other IndustriesFootnote Reference#	7.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TS-A (4-25)

Nationwide Bailard Technology & Science Fund

Class M: NWHQX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$42	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.9%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.9%

Top IndustriesFootnote Reference2

Software	32.8%
Semiconductors & Semiconductor Equipment	25.5%
Interactive Media & Services	8.0%
Financial Services	5.3%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.3%
Broadline Retail	3.9%
Electronic Equipment, Instruments & Components	2.8%
IT Services	2.4%
Ground Transportation	2.4%
Other IndustriesFootnote Reference#	7.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TS-M (4-25)

Nationwide Bailard Technology & Science Fund

Class R6: NWHTX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.9%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.9%

Top IndustriesFootnote Reference2

Software	32.8%
Semiconductors & Semiconductor Equipment	25.5%
Interactive Media & Services	8.0%
Financial Services	5.3%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.3%
Broadline Retail	3.9%
Electronic Equipment, Instruments & Components	2.8%
IT Services	2.4%
Ground Transportation	2.4%
Other IndustriesFootnote Reference#	7.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TS-R6 (4-25)

Nationwide Bailard Technology & Science Fund

Institutional Service Class: NWHUX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.9%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.9%

Top IndustriesFootnote Reference2

Software	32.8%
Semiconductors & Semiconductor Equipment	25.5%
Interactive Media & Services	8.0%
Financial Services	5.3%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.3%
Broadline Retail	3.9%
Electronic Equipment, Instruments & Components	2.8%
IT Services	2.4%
Ground Transportation	2.4%
Other IndustriesFootnote Reference#	7.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TS-IS (4-25)

Nationwide BNY Mellon Core Plus Bond Fund

Class A: NWCPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	37.7%
Mortgage-Backed Securities	30.5%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.8%
Collateralized Mortgage Obligations	3.2%
Foreign Government Securities	2.0%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-0.5%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	4.9%
Banks	4.7%
Capital Markets	3.4%
Electric Utilities	1.8%
Consumer Finance	1.7%
Food Products	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Multi-Utilities	1.5%
Diversified Telecommunication Services	1.3%
Software	1.1%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CPB-A (4-25)

Nationwide BNY Mellon Core Plus Bond Fund

Class R6: NWCIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	37.7%
Mortgage-Backed Securities	30.5%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.8%
Collateralized Mortgage Obligations	3.2%
Foreign Government Securities	2.0%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-0.5%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	4.9%
Banks	4.7%
Capital Markets	3.4%
Electric Utilities	1.8%
Consumer Finance	1.7%
Food Products	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Multi-Utilities	1.5%
Diversified Telecommunication Services	1.3%
Software	1.1%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CPB-R6 (4-25)

Nationwide BNY Mellon Core Plus Bond Fund

Institutional Service Class: NWCSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	37.7%
Mortgage-Backed Securities	30.5%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.8%
Collateralized Mortgage Obligations	3.2%
Foreign Government Securities	2.0%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-0.5%

Top IndustriesFootnote Reference2

Oil, Gas & Consumable Fuels	4.9%
Banks	4.7%
Capital Markets	3.4%
Electric Utilities	1.8%
Consumer Finance	1.7%
Food Products	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Multi-Utilities	1.5%
Diversified Telecommunication Services	1.3%
Software	1.1%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-CPB-IS (4-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class A: NMFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	2.4%
Short-Term Investment	1.7%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Software	10.0%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	5.9%
Financial Services	4.8%
Broadline Retail	3.6%
Pharmaceuticals	3.3%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.8%
Other IndustriesFootnote Reference#	46.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-USC-A (4-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R: GGFRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$55	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	2.4%
Short-Term Investment	1.7%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Software	10.0%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	5.9%
Financial Services	4.8%
Broadline Retail	3.6%
Pharmaceuticals	3.3%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.8%
Other IndustriesFootnote Reference#	46.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-USC-R (4-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R6: MUIGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	2.4%
Short-Term Investment	1.7%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Software	10.0%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	5.9%
Financial Services	4.8%
Broadline Retail	3.6%
Pharmaceuticals	3.3%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.8%
Other IndustriesFootnote Reference#	46.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-USC-R6 (4-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Eagle Class: NWAEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$25	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	2.4%
Short-Term Investment	1.7%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Software	10.0%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	5.9%
Financial Services	4.8%
Broadline Retail	3.6%
Pharmaceuticals	3.3%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.8%
Other IndustriesFootnote Reference#	46.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-USC-E (4-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Institutional Service Class: NGISX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.9%
Repurchase Agreements	2.4%
Short-Term Investment	1.7%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Software	10.0%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	5.9%
Financial Services	4.8%
Broadline Retail	3.6%
Pharmaceuticals	3.3%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.8%
Other IndustriesFootnote Reference#	46.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-USC-IS (4-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class A: NWALX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.4%
Repurchase Agreements	5.2%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Banks	9.0%
Insurance	8.3%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	5.2%
Health Care Equipment & Supplies	4.9%
Financial Services	4.8%
Pharmaceuticals	4.6%
Electrical Equipment	3.8%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.7%
Other IndustriesFootnote Reference#	45.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-DUSE-A (4-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class K: NWAMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$34	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.4%
Repurchase Agreements	5.2%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Banks	9.0%
Insurance	8.3%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	5.2%
Health Care Equipment & Supplies	4.9%
Financial Services	4.8%
Pharmaceuticals	4.6%
Electrical Equipment	3.8%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.7%
Other IndustriesFootnote Reference#	45.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-DUSE-K (4-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class R6: NWANX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.4%
Repurchase Agreements	5.2%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Banks	9.0%
Insurance	8.3%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	5.2%
Health Care Equipment & Supplies	4.9%
Financial Services	4.8%
Pharmaceuticals	4.6%
Electrical Equipment	3.8%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.7%
Other IndustriesFootnote Reference#	45.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-DUSE-R6 (4-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Eagle Class: NWAPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$29	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.4%
Repurchase Agreements	5.2%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Banks	9.0%
Insurance	8.3%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	5.2%
Health Care Equipment & Supplies	4.9%
Financial Services	4.8%
Pharmaceuticals	4.6%
Electrical Equipment	3.8%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.7%
Other IndustriesFootnote Reference#	45.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-DUSE-E (4-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Institutional Service Class: NWAOX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

Asset Class WeightingsFootnote Reference1

Common Stocks	89.4%
Repurchase Agreements	5.2%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.4%

Top IndustriesFootnote Reference2

Banks	9.0%
Insurance	8.3%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	5.2%
Health Care Equipment & Supplies	4.9%
Financial Services	4.8%
Pharmaceuticals	4.6%
Electrical Equipment	3.8%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.7%
Other IndustriesFootnote Reference#	45.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-DUSE-IS (4-25)

Nationwide Bond Index Fund

Class A: GBIAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	43.5%
Mortgage-Backed Securities	24.6%
Corporate Bonds	24.0%
Repurchase Agreements	3.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.2%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-1.1%

Top IndustriesFootnote Reference2

Banks	4.5%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.7%
Insurance	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	85.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-BDX-A (4-25)

Nationwide Bond Index Fund

Class R6: GBXIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	43.5%
Mortgage-Backed Securities	24.6%
Corporate Bonds	24.0%
Repurchase Agreements	3.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.2%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-1.1%

Top IndustriesFootnote Reference2

Banks	4.5%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.7%
Insurance	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	85.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-BDX-R6 (4-25)

Nationwide Bond Index Fund

Institutional Service Class: NWXOX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	43.5%
Mortgage-Backed Securities	24.6%
Corporate Bonds	24.0%
Repurchase Agreements	3.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.2%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-1.1%

Top IndustriesFootnote Reference2

Banks	4.5%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.7%
Insurance	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	85.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-BDX-IS (4-25)

Nationwide Bond Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$965,362,370
Number of Portfolio Holdings	654
Portfolio Turnover Rate	117.85%

Asset Class WeightingsFootnote Reference1

Mortgage-Backed Securities	24.9%
U.S. Treasury Obligations	25.0%
Corporate Bonds	24.9%
Asset-Backed Securities	9.3%
Commercial Mortgage-Backed Securities	6.4%
Short-Term Investments	4.7%
Collateralized Mortgage Obligations	2.8%
Repurchase Agreements	1.6%
Foreign Government Securities	0.7%
Other liabilities in excess of assets	-0.3%

Top IndustriesFootnote Reference2

Banks	3.6%
Capital Markets	1.9%
Oil, Gas & Consumable Fuels	1.9%
Health Care Providers & Services	1.6%
Food Products	1.5%
Software	1.2%
Diversified Telecommunication Services	1.0%
Hotels, Restaurants & Leisure	1.0%
Beverages	1.0%
Aerospace & Defense	0.8%
Other IndustriesFootnote Reference#	84.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Portfolio

Semi-Annual Shareholder Report - April 30, 2025

SAR-BDP-R6 (4-25)

Nationwide Destination 2030 Fund

Class A: NWIAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

Asset Class WeightingsFootnote Reference1

Equity Fund	54.9%
Fixed Income Fund	37.7%
Alternative Assets	4.0%
Money Market Fund	3.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.2%
Nationwide International Index Fund, Class R6	8.5%
Nationwide International Equity Portfolio, Class R6	7.4%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.5%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Other Holdings	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2030-A (4-25)

Nationwide Destination 2030 Fund

Class R: NWBIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

Asset Class WeightingsFootnote Reference1

Equity Fund	54.9%
Fixed Income Fund	37.7%
Alternative Assets	4.0%
Money Market Fund	3.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.2%
Nationwide International Index Fund, Class R6	8.5%
Nationwide International Equity Portfolio, Class R6	7.4%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.5%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Other Holdings	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2030-R (4-25)

Nationwide Destination 2030 Fund

Class R6: NWIIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

Asset Class WeightingsFootnote Reference1

Equity Fund	54.9%
Fixed Income Fund	37.7%
Alternative Assets	4.0%
Money Market Fund	3.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.2%
Nationwide International Index Fund, Class R6	8.5%
Nationwide International Equity Portfolio, Class R6	7.4%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.5%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Other Holdings	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2030-R6 (4-25)

Nationwide Destination 2030 Fund

Institutional Service Class: NWISX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

Asset Class WeightingsFootnote Reference1

Equity Fund	54.9%
Fixed Income Fund	37.7%
Alternative Assets	4.0%
Money Market Fund	3.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.2%
Nationwide International Index Fund, Class R6	8.5%
Nationwide International Equity Portfolio, Class R6	7.4%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.5%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Other Holdings	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2030-IS (4-25)

Nationwide Destination 2035 Fund

Class A: NWLAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

Asset Class WeightingsFootnote Reference1

Equity Fund	65.8%
Fixed Income Fund	29.8%
Alternative Assets	2.9%
Money Market Fund	1.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	27.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.3%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	5.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2035-A (4-25)

Nationwide Destination 2035 Fund

Class R: NWLBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

Asset Class WeightingsFootnote Reference1

Equity Fund	65.8%
Fixed Income Fund	29.8%
Alternative Assets	2.9%
Money Market Fund	1.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	27.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.3%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	5.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2035-R (4-25)

Nationwide Destination 2035 Fund

Class R6: NWLIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

Asset Class WeightingsFootnote Reference1

Equity Fund	65.8%
Fixed Income Fund	29.8%
Alternative Assets	2.9%
Money Market Fund	1.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	27.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.3%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	5.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2035-R6 (4-25)

Nationwide Destination 2035 Fund

Institutional Service Class: NWLSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

Asset Class WeightingsFootnote Reference1

Equity Fund	65.8%
Fixed Income Fund	29.8%
Alternative Assets	2.9%
Money Market Fund	1.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	27.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.3%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	5.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2035-IS (4-25)

Nationwide Destination 2040 Fund

Class A: NWMAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

Asset Class WeightingsFootnote Reference1

Equity Fund	76.3%
Fixed Income Fund	21.0%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide International Index Fund, Class R6	11.4%
Nationwide International Equity Portfolio, Class R6	9.1%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Nationwide Mid Cap Market Index Fund, Class R6	2.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.2%
Other Holdings	4.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2040-A (4-25)

Nationwide Destination 2040 Fund

Class R: NWMDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

Asset Class WeightingsFootnote Reference1

Equity Fund	76.3%
Fixed Income Fund	21.0%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide International Index Fund, Class R6	11.4%
Nationwide International Equity Portfolio, Class R6	9.1%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Nationwide Mid Cap Market Index Fund, Class R6	2.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.2%
Other Holdings	4.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2040-R (4-25)

Nationwide Destination 2040 Fund

Class R6: NWMHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

Asset Class WeightingsFootnote Reference1

Equity Fund	76.3%
Fixed Income Fund	21.0%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide International Index Fund, Class R6	11.4%
Nationwide International Equity Portfolio, Class R6	9.1%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Nationwide Mid Cap Market Index Fund, Class R6	2.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.2%
Other Holdings	4.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2040-R6 (4-25)

Nationwide Destination 2040 Fund

Institutional Service Class: NWMSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

Asset Class WeightingsFootnote Reference1

Equity Fund	76.3%
Fixed Income Fund	21.0%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide International Index Fund, Class R6	11.4%
Nationwide International Equity Portfolio, Class R6	9.1%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Core S&P 500 ETF	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Nationwide Mid Cap Market Index Fund, Class R6	2.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.2%
Other Holdings	4.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2040-IS (4-25)

Nationwide Destination 2045 Fund

Class A: NWNAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

Asset Class WeightingsFootnote Reference1

Equity Fund	83.6%
Fixed Income Fund	14.8%
Alternative Assets	1.1%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.9%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	2.8%
Nationwide Small Cap Index Fund, Class R6	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2045-A (4-25)

Nationwide Destination 2045 Fund

Class R: NWNBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

Asset Class WeightingsFootnote Reference1

Equity Fund	83.6%
Fixed Income Fund	14.8%
Alternative Assets	1.1%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.9%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	2.8%
Nationwide Small Cap Index Fund, Class R6	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2045-R (4-25)

Nationwide Destination 2045 Fund

Class R6: NWNIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

Asset Class WeightingsFootnote Reference1

Equity Fund	83.6%
Fixed Income Fund	14.8%
Alternative Assets	1.1%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.9%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	2.8%
Nationwide Small Cap Index Fund, Class R6	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2045-R6 (4-25)

Nationwide Destination 2045 Fund

Institutional Service Class: NWNSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

Asset Class WeightingsFootnote Reference1

Equity Fund	83.6%
Fixed Income Fund	14.8%
Alternative Assets	1.1%
Money Market Fund	0.6%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.9%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	2.8%
Nationwide Small Cap Index Fund, Class R6	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	2.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2045-IS (4-25)

Nationwide Destination 2050 Fund

Class A: NWOAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

Asset Class WeightingsFootnote Reference1

Equity Fund	88.2%
Fixed Income Fund	11.6%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.6%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	10.9%
Nationwide Bond Portfolio, Class R6	10.9%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
Nationwide Small Cap Index Fund, Class R6	2.8%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	1.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2050-A (4-25)

Nationwide Destination 2050 Fund

Class R: NWOBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

Asset Class WeightingsFootnote Reference1

Equity Fund	88.2%
Fixed Income Fund	11.6%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.6%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	10.9%
Nationwide Bond Portfolio, Class R6	10.9%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
Nationwide Small Cap Index Fund, Class R6	2.8%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	1.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2050-R (4-25)

Nationwide Destination 2050 Fund

Class R6: NWOIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

Asset Class WeightingsFootnote Reference1

Equity Fund	88.2%
Fixed Income Fund	11.6%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.6%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	10.9%
Nationwide Bond Portfolio, Class R6	10.9%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
Nationwide Small Cap Index Fund, Class R6	2.8%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	1.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2050-R6 (4-25)

Nationwide Destination 2050 Fund

Institutional Service Class: NWOSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

Asset Class WeightingsFootnote Reference1

Equity Fund	88.2%
Fixed Income Fund	11.6%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.6%
Nationwide International Index Fund, Class R6	13.0%
Nationwide International Equity Portfolio, Class R6	10.9%
Nationwide Bond Portfolio, Class R6	10.9%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
Nationwide Small Cap Index Fund, Class R6	2.8%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	1.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2050-IS (4-25)

Nationwide Destination 2055 Fund

Class A: NTDAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	89.8%
Fixed Income Fund	10.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	9.6%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.1%
Nationwide Small Cap Index Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2055-A (4-25)

Nationwide Destination 2055 Fund

Class R: NTDTX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	89.8%
Fixed Income Fund	10.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	9.6%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.1%
Nationwide Small Cap Index Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2055-R (4-25)

Nationwide Destination 2055 Fund

Class R6: NTDIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	89.8%
Fixed Income Fund	10.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	9.6%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.1%
Nationwide Small Cap Index Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2055-R6 (4-25)

Nationwide Destination 2055 Fund

Institutional Service Class: NTDSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	89.8%
Fixed Income Fund	10.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	9.6%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.1%
Nationwide Small Cap Index Fund, Class R6	2.9%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2055-IS (4-25)

Nationwide Destination 2060 Fund

Class A: NWWRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.2%
Nationwide International Index Fund, Class R6	14.0%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2060-A (4-25)

Nationwide Destination 2060 Fund

Class R: NWWTX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.2%
Nationwide International Index Fund, Class R6	14.0%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2060-R (4-25)

Nationwide Destination 2060 Fund

Class R6: NWWUX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.2%
Nationwide International Index Fund, Class R6	14.0%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2060-R6 (4-25)

Nationwide Destination 2060 Fund

Institutional Service Class: NWWVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.2%
Nationwide International Index Fund, Class R6	14.0%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2060-IS (4-25)

Nationwide Destination 2065 Fund

Class A: NWAQX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2065-A (4-25)

Nationwide Destination 2065 Fund

Class R: NWARX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2065-R (4-25)

Nationwide Destination 2065 Fund

Class R6: NWASX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2065-R6 (4-25)

Nationwide Destination 2065 Fund

Institutional Service Class: NWATX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

Asset Class WeightingsFootnote Reference1

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.0%
Nationwide International Index Fund, Class R6	13.9%
Nationwide International Equity Portfolio, Class R6	11.5%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.7%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2065-IS (4-25)

Nationwide Destination 2070 Fund

Class A: NWBAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$10	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide International Index Fund, Class R6	13.8%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2070-A (4-25)

Nationwide Destination 2070 Fund

Class R: NWBBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$14	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide International Index Fund, Class R6	13.8%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2070-R (4-25)

Nationwide Destination 2070 Fund

Class R6: NWBCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$3	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide International Index Fund, Class R6	13.8%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2070-R6 (4-25)

Nationwide Destination 2070 Fund

Institutional Service Class: NWBDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$6	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide International Index Fund, Class R6	13.8%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-2070-IS (4-25)

Nationwide Destination Retirement Fund

Class A: NWEAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	51.0%
Equity Fund	38.9%
Alternative Assets	5.5%
Money Market Fund	4.6%
Repurchase Agreement	3.9%
Other liabilities in excess of assets	-3.9%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	39.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.0%
Nationwide Inflation-Protected Securities Fund, Class R6	6.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.3%
Nationwide International Index Fund, Class R6	5.8%
Nationwide Amundi Strategic Income Fund, Class R6	5.3%
Nationwide International Equity Portfolio, Class R6	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	7.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-RF-A (4-25)

Nationwide Destination Retirement Fund

Class R: NWEBX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	51.0%
Equity Fund	38.9%
Alternative Assets	5.5%
Money Market Fund	4.6%
Repurchase Agreement	3.9%
Other liabilities in excess of assets	-3.9%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	39.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.0%
Nationwide Inflation-Protected Securities Fund, Class R6	6.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.3%
Nationwide International Index Fund, Class R6	5.8%
Nationwide Amundi Strategic Income Fund, Class R6	5.3%
Nationwide International Equity Portfolio, Class R6	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	7.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-RF-R (4-25)

Nationwide Destination Retirement Fund

Class R6: NWEIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	51.0%
Equity Fund	38.9%
Alternative Assets	5.5%
Money Market Fund	4.6%
Repurchase Agreement	3.9%
Other liabilities in excess of assets	-3.9%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	39.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.0%
Nationwide Inflation-Protected Securities Fund, Class R6	6.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.3%
Nationwide International Index Fund, Class R6	5.8%
Nationwide Amundi Strategic Income Fund, Class R6	5.3%
Nationwide International Equity Portfolio, Class R6	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	7.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-RF-R6 (4-25)

Nationwide Destination Retirement Fund

Institutional Service Class: NWESX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	51.0%
Equity Fund	38.9%
Alternative Assets	5.5%
Money Market Fund	4.6%
Repurchase Agreement	3.9%
Other liabilities in excess of assets	-3.9%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	39.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.0%
Nationwide Inflation-Protected Securities Fund, Class R6	6.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.3%
Nationwide International Index Fund, Class R6	5.8%
Nationwide Amundi Strategic Income Fund, Class R6	5.3%
Nationwide International Equity Portfolio, Class R6	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	7.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-TD-RF-IS (4-25)

Nationwide Fund

Class A: NWFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Software	11.9%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.9%
Banks	4.7%
Pharmaceuticals	4.7%
Interactive Media & Services	4.5%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	4.1%
Consumer Staples Distribution & Retail	3.0%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-NAT-A  (4-25)

Nationwide Fund

Class R: GNWRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$62	1.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Software	11.9%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.9%
Banks	4.7%
Pharmaceuticals	4.7%
Interactive Media & Services	4.5%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	4.1%
Consumer Staples Distribution & Retail	3.0%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-NAT-R (4-25)

Nationwide Fund

Class R6: NWABX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Software	11.9%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.9%
Banks	4.7%
Pharmaceuticals	4.7%
Interactive Media & Services	4.5%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	4.1%
Consumer Staples Distribution & Retail	3.0%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-NAT-R6  (4-25)

Nationwide Fund

Institutional Service Class: MUIFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Software	11.9%
Semiconductors & Semiconductor Equipment	9.7%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.9%
Banks	4.7%
Pharmaceuticals	4.7%
Interactive Media & Services	4.5%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	4.1%
Consumer Staples Distribution & Retail	3.0%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-NAT-IS (4-25)

Nationwide Fundamental All Cap Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$2,621,026,291
Number of Portfolio Holdings	1,642
Portfolio Turnover Rate	32.12%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.5%
Repurchase Agreements	2.9%
Exchange Traded Funds	2.9%
Other liabilities in excess of assets	-2.3%

Top IndustriesFootnote Reference2

Software	10.1%
Semiconductors & Semiconductor Equipment	8.3%
Technology Hardware, Storage & Peripherals	6.1%
Interactive Media & Services	5.8%
Financial Services	4.5%
Banks	4.2%
Broadline Retail	3.2%
Insurance	3.2%
Pharmaceuticals	3.2%
Capital Markets	2.8%
Other IndustriesFootnote Reference#	48.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fundamental All Cap Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2025

SAR-FACE-R6 (4-25)

Nationwide Geneva Mid Cap Growth Fund

Class A: NWHVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.11%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreements	5.5%
Other liabilities in excess of assets	-3.9%

Top IndustriesFootnote Reference2

Software	15.2%
Electronic Equipment, Instruments & Components	8.5%
Commercial Services & Supplies	7.9%
Aerospace & Defense	7.7%
Specialty Retail	7.2%
Health Care Equipment & Supplies	6.9%
Professional Services	6.7%
IT Services	4.3%
Financial Services	3.9%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	28.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCG-A (4-25)

Nationwide Geneva Mid Cap Growth Fund

Class R6: NWKAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreements	5.5%
Other liabilities in excess of assets	-3.9%

Top IndustriesFootnote Reference2

Software	15.2%
Electronic Equipment, Instruments & Components	8.5%
Commercial Services & Supplies	7.9%
Aerospace & Defense	7.7%
Specialty Retail	7.2%
Health Care Equipment & Supplies	6.9%
Professional Services	6.7%
IT Services	4.3%
Financial Services	3.9%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	28.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCG-R6 (4-25)

Nationwide Geneva Mid Cap Growth Fund

Institutional Service Class: NWHYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.4%
Repurchase Agreements	5.5%
Other liabilities in excess of assets	-3.9%

Top IndustriesFootnote Reference2

Software	15.2%
Electronic Equipment, Instruments & Components	8.5%
Commercial Services & Supplies	7.9%
Aerospace & Defense	7.7%
Specialty Retail	7.2%
Health Care Equipment & Supplies	6.9%
Professional Services	6.7%
IT Services	4.3%
Financial Services	3.9%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	28.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCG-IS (4-25)

Nationwide Geneva Small Cap Growth Fund

Class A: NWHZX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.4%
Repurchase Agreements	2.1%
Other assets in excess of liabilities	1.5%

Top IndustriesFootnote Reference2

Software	15.9%
Machinery	9.9%
Professional Services	9.4%
Building Products	5.8%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.2%
Insurance	4.8%
Electronic Equipment, Instruments & Components	3.8%
Hotels, Restaurants & Leisure	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Other IndustriesFootnote Reference#	32.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCG- A  (4-25)

Nationwide Geneva Small Cap Growth Fund

Class R6: NWKCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.4%
Repurchase Agreements	2.1%
Other assets in excess of liabilities	1.5%

Top IndustriesFootnote Reference2

Software	15.9%
Machinery	9.9%
Professional Services	9.4%
Building Products	5.8%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.2%
Insurance	4.8%
Electronic Equipment, Instruments & Components	3.8%
Hotels, Restaurants & Leisure	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Other IndustriesFootnote Reference#	32.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCG-R6 (4-25)

Nationwide Geneva Small Cap Growth Fund

Institutional Service Class: NWKDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$46	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.4%
Repurchase Agreements	2.1%
Other assets in excess of liabilities	1.5%

Top IndustriesFootnote Reference2

Software	15.9%
Machinery	9.9%
Professional Services	9.4%
Building Products	5.8%
Health Care Equipment & Supplies	5.4%
Construction & Engineering	5.2%
Insurance	4.8%
Electronic Equipment, Instruments & Components	3.8%
Hotels, Restaurants & Leisure	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Other IndustriesFootnote Reference#	32.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCG-IS (4-25)

Nationwide Global Sustainable Equity Fund

Class A: GGEAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

Asset Class WeightingsFootnote Reference1

Common Stocks	100.0%
Repurchase Agreement	2.7%
Other liabilities in excess of assets	-2.7%

Top CountriesFootnote Reference2

United States	66.8%
United Kingdom	6.6%
France	4.0%
Netherlands	4.0%
Japan	3.4%
Ireland	2.8%
Spain	2.0%
Brazil	1.5%
Germany	1.5%
Norway	1.4%
Other CountriesFootnote Reference#	6.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-GSEQ-A (4-25)

Nationwide Global Sustainable Equity Fund

Class R6: GGEIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

Asset Class WeightingsFootnote Reference1

Common Stocks	100.0%
Repurchase Agreement	2.7%
Other liabilities in excess of assets	-2.7%

Top CountriesFootnote Reference2

United States	66.8%
United Kingdom	6.6%
France	4.0%
Netherlands	4.0%
Japan	3.4%
Ireland	2.8%
Spain	2.0%
Brazil	1.5%
Germany	1.5%
Norway	1.4%
Other CountriesFootnote Reference#	6.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-GSEQ-R6 (4-25)

Nationwide Global Sustainable Equity Fund

Institutional Service Class: GGESX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

Asset Class WeightingsFootnote Reference1

Common Stocks	100.0%
Repurchase Agreement	2.7%
Other liabilities in excess of assets	-2.7%

Top CountriesFootnote Reference2

United States	66.8%
United Kingdom	6.6%
France	4.0%
Netherlands	4.0%
Japan	3.4%
Ireland	2.8%
Spain	2.0%
Brazil	1.5%
Germany	1.5%
Norway	1.4%
Other CountriesFootnote Reference#	6.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-GSEQ-IS (4-25)

Nationwide Government Money Market Fund

Class R6: GMIXX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	47.0%
U.S. Treasury Obligations	36.2%
U.S. Government Agency Securities	16.4%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 4.26%, 5/8/2025	4.2%
U.S. Treasury Bills, 4.25%, 6/26/2025	2.5%
U.S. Treasury Notes, 4.42%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.25%, 6/20/2025	2.0%
U.S. Treasury Notes, 4.37%, 1/31/2027	1.8%
U.S. Treasury Bills, 4.27%, 5/27/2025	1.5%
U.S. Treasury Notes, 4.45%, 7/31/2026	1.5%
FHLB, 4.36%, 12/17/2025	1.2%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.2%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.2%
Other HoldingsFootnote Reference#	80.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MMKT-R6 (4-25)

Nationwide Government Money Market Fund

Investor: MIFXX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	47.0%
U.S. Treasury Obligations	36.2%
U.S. Government Agency Securities	16.4%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 4.26%, 5/8/2025	4.2%
U.S. Treasury Bills, 4.25%, 6/26/2025	2.5%
U.S. Treasury Notes, 4.42%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.25%, 6/20/2025	2.0%
U.S. Treasury Notes, 4.37%, 1/31/2027	1.8%
U.S. Treasury Bills, 4.27%, 5/27/2025	1.5%
U.S. Treasury Notes, 4.45%, 7/31/2026	1.5%
FHLB, 4.36%, 12/17/2025	1.2%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.2%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.2%
Other HoldingsFootnote Reference#	80.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MMKT-I (4-25)

Nationwide Government Money Market Fund

Service Class: NWSXX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Repurchase Agreements	47.0%
U.S. Treasury Obligations	36.2%
U.S. Government Agency Securities	16.4%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Bills, 4.26%, 5/8/2025	4.2%
U.S. Treasury Bills, 4.25%, 6/26/2025	2.5%
U.S. Treasury Notes, 4.42%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.25%, 6/20/2025	2.0%
U.S. Treasury Notes, 4.37%, 1/31/2027	1.8%
U.S. Treasury Bills, 4.27%, 5/27/2025	1.5%
U.S. Treasury Notes, 4.45%, 7/31/2026	1.5%
FHLB, 4.36%, 12/17/2025	1.2%
U.S. Treasury Bills, 4.25%, 12/26/2025	1.2%
U.S. Treasury Bills, 4.20%, 1/22/2026	1.2%
Other HoldingsFootnote Reference#	80.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MMKT-S (4-25)

Nationwide GQG US Quality Equity Fund

Class A: NWAUX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	90.8%
Other assets in excess of liabilities	9.2%

Top IndustriesFootnote Reference2

Electric Utilities	17.0%
Insurance	14.8%
Diversified Telecommunication Services	13.2%
Tobacco	12.6%
Health Care Providers & Services	7.0%
Pharmaceuticals	4.6%
Financial Services	4.1%
Entertainment	3.9%
Software	3.6%
Beverages	3.3%
Other Industries	15.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-QE-A (4-25)

Nationwide GQG US Quality Equity Fund

Class R6: NWAVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	90.8%
Other assets in excess of liabilities	9.2%

Top IndustriesFootnote Reference2

Electric Utilities	17.0%
Insurance	14.8%
Diversified Telecommunication Services	13.2%
Tobacco	12.6%
Health Care Providers & Services	7.0%
Pharmaceuticals	4.6%
Financial Services	4.1%
Entertainment	3.9%
Software	3.6%
Beverages	3.3%
Other Industries	15.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-QE-R6 (4-25)

Nationwide GQG US Quality Equity Fund

Eagle Class: NWAYX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	90.8%
Other assets in excess of liabilities	9.2%

Top IndustriesFootnote Reference2

Electric Utilities	17.0%
Insurance	14.8%
Diversified Telecommunication Services	13.2%
Tobacco	12.6%
Health Care Providers & Services	7.0%
Pharmaceuticals	4.6%
Financial Services	4.1%
Entertainment	3.9%
Software	3.6%
Beverages	3.3%
Other Industries	15.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-QE-E (4-25)

Nationwide GQG US Quality Equity Fund

Institutional Service Class: NWAWX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

Asset Class WeightingsFootnote Reference1

Common Stocks	90.8%
Other assets in excess of liabilities	9.2%

Top IndustriesFootnote Reference2

Electric Utilities	17.0%
Insurance	14.8%
Diversified Telecommunication Services	13.2%
Tobacco	12.6%
Health Care Providers & Services	7.0%
Pharmaceuticals	4.6%
Financial Services	4.1%
Entertainment	3.9%
Software	3.6%
Beverages	3.3%
Other Industries	15.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-QE-IS (4-25)

Nationwide Inflation-Protected Securities Fund

Class A: NIFAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	86.7%
Asset-Backed Securities	7.2%
U.S. Government Agency Security	3.0%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	1.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.5%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.8%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.9%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
U.S. Treasury Inflation Linked Notes, 0.63%, 7/15/2032	3.9%
Other Holdings	42.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IPS-A (4-25)

Nationwide Inflation-Protected Securities Fund

Class R6: NIFIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	86.7%
Asset-Backed Securities	7.2%
U.S. Government Agency Security	3.0%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	1.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.5%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.8%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.9%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
U.S. Treasury Inflation Linked Notes, 0.63%, 7/15/2032	3.9%
Other Holdings	42.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IPS-R6 (4-25)

Nationwide Inflation-Protected Securities Fund

Institutional Service Class: NWXNX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

Asset Class WeightingsFootnote Reference1

U.S. Treasury Obligations	86.7%
Asset-Backed Securities	7.2%
U.S. Government Agency Security	3.0%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	1.4%

Top Ten HoldingsFootnote Reference2

U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.5%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.8%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.9%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
U.S. Treasury Inflation Linked Notes, 0.63%, 7/15/2032	3.9%
Other Holdings	42.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-IPS-IS (4-25)

Nationwide International Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 25, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$644,320,272
Number of Portfolio Holdings	189
Portfolio Turnover Rate	29.12%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.3%
Total Return Swaps	2.4%
Other assets in excess of liabilities	2.3%

Top IndustriesFootnote Reference2

Banks	16.0%
Insurance	8.7%
Pharmaceuticals	7.9%
Machinery	6.4%
Semiconductors & Semiconductor Equipment	3.9%
Software	3.3%
Automobiles	3.2%
Electrical Equipment	3.1%
Real Estate Management & Development	3.0%
Diversified Telecommunication Services	2.9%
Other Industries	41.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2025

SAR-IEP-R6 (4-25)

Nationwide International Index Fund

Class A: GIIAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.3%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

Japan	21.3%
United Kingdom	11.1%
United States	10.2%
Germany	9.9%
France	9.4%
Australia	6.6%
Switzerland	4.7%
Netherlands	3.8%
Sweden	3.1%
Spain	3.0%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-INTX-A (4-25)

Nationwide International Index Fund

Class R: GIIRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$56	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.3%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

Japan	21.3%
United Kingdom	11.1%
United States	10.2%
Germany	9.9%
France	9.4%
Australia	6.6%
Switzerland	4.7%
Netherlands	3.8%
Sweden	3.1%
Spain	3.0%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-INTX-R (4-25)

Nationwide International Index Fund

Class R6: GIXIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$18	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.3%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

Japan	21.3%
United Kingdom	11.1%
United States	10.2%
Germany	9.9%
France	9.4%
Australia	6.6%
Switzerland	4.7%
Netherlands	3.8%
Sweden	3.1%
Spain	3.0%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-INTX-R6 (4-25)

Nationwide International Index Fund

Institutional Service Class: NWXPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.3%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

Japan	21.3%
United Kingdom	11.1%
United States	10.2%
Germany	9.9%
France	9.4%
Australia	6.6%
Switzerland	4.7%
Netherlands	3.8%
Sweden	3.1%
Spain	3.0%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-INTX-IS (4-25)

Nationwide International Small Cap Fund

Class A: NWXSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.3%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-8.7%

Top CountriesFootnote Reference2

Japan	28.6%
United Kingdom	17.0%
Australia	5.8%
Italy	3.6%
Israel	3.4%
France	3.2%
Brazil	3.0%
Austria	2.9%
Germany	2.8%
Belgium	2.3%
Other CountriesFootnote Reference#	27.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ISC-A (4-25)

Nationwide International Small Cap Fund

Class R6: NWXUX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$47	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.3%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-8.7%

Top CountriesFootnote Reference2

Japan	28.6%
United Kingdom	17.0%
Australia	5.8%
Italy	3.6%
Israel	3.4%
France	3.2%
Brazil	3.0%
Austria	2.9%
Germany	2.8%
Belgium	2.3%
Other CountriesFootnote Reference#	27.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ISC-R6 (4-25)

Nationwide International Small Cap Fund

Institutional Service Class: NWXVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$53	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

Asset Class WeightingsFootnote Reference1

Common Stocks	102.3%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-8.7%

Top CountriesFootnote Reference2

Japan	28.6%
United Kingdom	17.0%
Australia	5.8%
Italy	3.6%
Israel	3.4%
France	3.2%
Brazil	3.0%
Austria	2.9%
Germany	2.8%
Belgium	2.3%
Other CountriesFootnote Reference#	27.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ISC-IS (4-25)

Nationwide Investor Destinations Aggressive Fund

Class A: NDAAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.8%
Fixed Income Fund	9.3%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide International Index Fund, Class R6	11.4%
Nationwide Mid Cap Market Index Fund, Class R6	11.0%
Nationwide Bond Portfolio, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	6.4%
iShares Core MSCI Emerging Markets ETF	5.2%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.9%
Other Holdings	4.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-AG-A (4-25)

Nationwide Investor Destinations Aggressive Fund

Class R: GAFRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.8%
Fixed Income Fund	9.3%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide International Index Fund, Class R6	11.4%
Nationwide Mid Cap Market Index Fund, Class R6	11.0%
Nationwide Bond Portfolio, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	6.4%
iShares Core MSCI Emerging Markets ETF	5.2%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.9%
Other Holdings	4.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-AG-R (4-25)

Nationwide Investor Destinations Aggressive Fund

Class R6: GAIDX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.8%
Fixed Income Fund	9.3%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide International Index Fund, Class R6	11.4%
Nationwide Mid Cap Market Index Fund, Class R6	11.0%
Nationwide Bond Portfolio, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	6.4%
iShares Core MSCI Emerging Markets ETF	5.2%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.9%
Other Holdings	4.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-AG-R6 (4-25)

Nationwide Investor Destinations Aggressive Fund

Institutional Service Class: NWWHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$16	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.8%
Fixed Income Fund	9.3%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide International Index Fund, Class R6	11.4%
Nationwide Mid Cap Market Index Fund, Class R6	11.0%
Nationwide Bond Portfolio, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	6.4%
iShares Core MSCI Emerging Markets ETF	5.2%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.9%
Other Holdings	4.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-AG-IS (4-25)

Nationwide Investor Destinations Aggressive Fund

Service Class: NDASX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

Asset Class WeightingsFootnote Reference1

Equity Fund	90.8%
Fixed Income Fund	9.3%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	32.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide International Index Fund, Class R6	11.4%
Nationwide Mid Cap Market Index Fund, Class R6	11.0%
Nationwide Bond Portfolio, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	6.4%
iShares Core MSCI Emerging Markets ETF	5.2%
iShares Core S&P 500 ETF	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.9%
Other Holdings	4.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-AG-S (4-25)

Nationwide Investor Destinations Conservative Fund

Class A: NDCAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	75.2%
Equity Fund	18.4%
Money Market Fund	5.1%
Alternative Assets	1.5%
Other liabilities in excess of assets	-0.2%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	35.1%
Nationwide Loomis Core Bond Fund, Class R6	10.1%
Nationwide Loomis Short Term Bond Fund, Class R6	10.1%
iShares 20+ Year Treasury Bond ETF	6.1%
iShares 7-10 Year Treasury Bond ETF	5.2%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	3.7%
iShares U.S. Treasury Bond ETF	3.1%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-CON-A (4-25)

Nationwide Investor Destinations Conservative Fund

Class R: GCFRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	75.2%
Equity Fund	18.4%
Money Market Fund	5.1%
Alternative Assets	1.5%
Other liabilities in excess of assets	-0.2%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	35.1%
Nationwide Loomis Core Bond Fund, Class R6	10.1%
Nationwide Loomis Short Term Bond Fund, Class R6	10.1%
iShares 20+ Year Treasury Bond ETF	6.1%
iShares 7-10 Year Treasury Bond ETF	5.2%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	3.7%
iShares U.S. Treasury Bond ETF	3.1%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-CON-R (4-25)

Nationwide Investor Destinations Conservative Fund

Class R6: GIMCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	75.2%
Equity Fund	18.4%
Money Market Fund	5.1%
Alternative Assets	1.5%
Other liabilities in excess of assets	-0.2%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	35.1%
Nationwide Loomis Core Bond Fund, Class R6	10.1%
Nationwide Loomis Short Term Bond Fund, Class R6	10.1%
iShares 20+ Year Treasury Bond ETF	6.1%
iShares 7-10 Year Treasury Bond ETF	5.2%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	3.7%
iShares U.S. Treasury Bond ETF	3.1%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-CON-R6 (4-25)

Nationwide Investor Destinations Conservative Fund

Institutional Service Class: NWWLX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	75.2%
Equity Fund	18.4%
Money Market Fund	5.1%
Alternative Assets	1.5%
Other liabilities in excess of assets	-0.2%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	35.1%
Nationwide Loomis Core Bond Fund, Class R6	10.1%
Nationwide Loomis Short Term Bond Fund, Class R6	10.1%
iShares 20+ Year Treasury Bond ETF	6.1%
iShares 7-10 Year Treasury Bond ETF	5.2%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	3.7%
iShares U.S. Treasury Bond ETF	3.1%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-CON-IS (4-25)

Nationwide Investor Destinations Conservative Fund

Service Class: NDCSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	75.2%
Equity Fund	18.4%
Money Market Fund	5.1%
Alternative Assets	1.5%
Other liabilities in excess of assets	-0.2%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	35.1%
Nationwide Loomis Core Bond Fund, Class R6	10.1%
Nationwide Loomis Short Term Bond Fund, Class R6	10.1%
iShares 20+ Year Treasury Bond ETF	6.1%
iShares 7-10 Year Treasury Bond ETF	5.2%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	3.7%
iShares U.S. Treasury Bond ETF	3.1%
Other HoldingsFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-CON-S (4-25)

Nationwide Investor Destinations Moderate Fund

Class A: NADMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

Asset Class WeightingsFootnote Reference1

Equity Fund	56.6%
Fixed Income Fund	39.1%
Money Market Fund	3.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	22.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.2%
Nationwide International Index Fund, Class R6	6.8%
Nationwide Loomis Core Bond Fund, Class R6	5.3%
Nationwide Mid Cap Market Index Fund, Class R6	4.3%
Nationwide International Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.6%
iShares 7-10 Year Treasury Bond ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.1%
Other Holdings	16.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MOD-A (4-25)

Nationwide Investor Destinations Moderate Fund

Class R: GMDRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$42	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

Asset Class WeightingsFootnote Reference1

Equity Fund	56.6%
Fixed Income Fund	39.1%
Money Market Fund	3.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	22.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.2%
Nationwide International Index Fund, Class R6	6.8%
Nationwide Loomis Core Bond Fund, Class R6	5.3%
Nationwide Mid Cap Market Index Fund, Class R6	4.3%
Nationwide International Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.6%
iShares 7-10 Year Treasury Bond ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.1%
Other Holdings	16.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MOD-R (4-25)

Nationwide Investor Destinations Moderate Fund

Class R6: GMDIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

Asset Class WeightingsFootnote Reference1

Equity Fund	56.6%
Fixed Income Fund	39.1%
Money Market Fund	3.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	22.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.2%
Nationwide International Index Fund, Class R6	6.8%
Nationwide Loomis Core Bond Fund, Class R6	5.3%
Nationwide Mid Cap Market Index Fund, Class R6	4.3%
Nationwide International Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.6%
iShares 7-10 Year Treasury Bond ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.1%
Other Holdings	16.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MOD-R6 (4-25)

Nationwide Investor Destinations Moderate Fund

Institutional Service Class: NWWJX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

Asset Class WeightingsFootnote Reference1

Equity Fund	56.6%
Fixed Income Fund	39.1%
Money Market Fund	3.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	22.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.2%
Nationwide International Index Fund, Class R6	6.8%
Nationwide Loomis Core Bond Fund, Class R6	5.3%
Nationwide Mid Cap Market Index Fund, Class R6	4.3%
Nationwide International Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.6%
iShares 7-10 Year Treasury Bond ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.1%
Other Holdings	16.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MOD-IS (4-25)

Nationwide Investor Destinations Moderate Fund

Service Class: NSDMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

Asset Class WeightingsFootnote Reference1

Equity Fund	56.6%
Fixed Income Fund	39.1%
Money Market Fund	3.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	22.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.2%
Nationwide International Index Fund, Class R6	6.8%
Nationwide Loomis Core Bond Fund, Class R6	5.3%
Nationwide Mid Cap Market Index Fund, Class R6	4.3%
Nationwide International Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.6%
iShares 7-10 Year Treasury Bond ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.1%
Other Holdings	16.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MOD-S (4-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class A: NDMAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	75.7%
Fixed Income Fund	23.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	9.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	5.1%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares Core S&P 500 ETF	2.9%
Nationwide Loomis Core Bond Fund, Class R6	2.1%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MAG-A (4-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R: GMARX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	75.7%
Fixed Income Fund	23.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	9.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	5.1%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares Core S&P 500 ETF	2.9%
Nationwide Loomis Core Bond Fund, Class R6	2.1%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MAG-R (4-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R6: GMIAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	75.7%
Fixed Income Fund	23.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	9.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	5.1%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares Core S&P 500 ETF	2.9%
Nationwide Loomis Core Bond Fund, Class R6	2.1%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MAG-R6 (4-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Institutional Service Class: NWWIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	75.7%
Fixed Income Fund	23.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	9.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	5.1%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares Core S&P 500 ETF	2.9%
Nationwide Loomis Core Bond Fund, Class R6	2.1%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MAG-IS (4-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Service Class: NDMSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

Asset Class WeightingsFootnote Reference1

Equity Fund	75.7%
Fixed Income Fund	23.6%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	13.8%
Nationwide International Index Fund, Class R6	9.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.2%
Nationwide International Equity Portfolio, Class R6	5.1%
iShares Core MSCI Emerging Markets ETF	4.7%
iShares Core S&P 500 ETF	2.9%
Nationwide Loomis Core Bond Fund, Class R6	2.1%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MAG-S (4-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class A: NADCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	57.8%
Equity Fund	37.2%
Money Market Fund	4.3%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	29.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.9%
Nationwide Loomis Short Term Bond Fund, Class R6	6.7%
Nationwide Loomis Core Bond Fund, Class R6	6.2%
iShares U.S. Treasury Bond ETF	4.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Index Fund, Class R6	4.3%
iShares 20+ Year Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	3.6%
Other Holdings	17.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MCON-A (4-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class R: GMMRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	57.8%
Equity Fund	37.2%
Money Market Fund	4.3%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	29.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.9%
Nationwide Loomis Short Term Bond Fund, Class R6	6.7%
Nationwide Loomis Core Bond Fund, Class R6	6.2%
iShares U.S. Treasury Bond ETF	4.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Index Fund, Class R6	4.3%
iShares 20+ Year Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	3.6%
Other Holdings	17.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MCON-R (4-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class R6: GMIMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	57.8%
Equity Fund	37.2%
Money Market Fund	4.3%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	29.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.9%
Nationwide Loomis Short Term Bond Fund, Class R6	6.7%
Nationwide Loomis Core Bond Fund, Class R6	6.2%
iShares U.S. Treasury Bond ETF	4.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Index Fund, Class R6	4.3%
iShares 20+ Year Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	3.6%
Other Holdings	17.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MCON-R6 (4-25)

Nationwide Investor Destinations Moderately Conservative Fund

Institutional Service Class: NWWKX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$17	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	57.8%
Equity Fund	37.2%
Money Market Fund	4.3%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	29.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.9%
Nationwide Loomis Short Term Bond Fund, Class R6	6.7%
Nationwide Loomis Core Bond Fund, Class R6	6.2%
iShares U.S. Treasury Bond ETF	4.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Index Fund, Class R6	4.3%
iShares 20+ Year Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	3.6%
Other Holdings	17.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MCON-IS (4-25)

Nationwide Investor Destinations Moderately Conservative Fund

Service Class: NSDCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

Asset Class WeightingsFootnote Reference1

Fixed Income Fund	57.8%
Equity Fund	37.2%
Money Market Fund	4.3%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Nationwide Bond Portfolio, Class R6	29.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.9%
Nationwide Loomis Short Term Bond Fund, Class R6	6.7%
Nationwide Loomis Core Bond Fund, Class R6	6.2%
iShares U.S. Treasury Bond ETF	4.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Index Fund, Class R6	4.3%
iShares 20+ Year Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	3.6%
Other Holdings	17.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ID-MCON-S (4-25)

Nationwide Janus Henderson Overseas Fund

Class A: NWAGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

United Kingdom	16.2%
Japan	11.6%
United States	11.3%
Germany	8.1%
Netherlands	7.1%
Taiwan	6.2%
Canada	4.8%
France	4.8%
Italy	4.7%
Austria	3.8%
Other CountriesFootnote Reference#	21.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-OF-A (4-25)

Nationwide Janus Henderson Overseas Fund

Class R6: NWAHX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

United Kingdom	16.2%
Japan	11.6%
United States	11.3%
Germany	8.1%
Netherlands	7.1%
Taiwan	6.2%
Canada	4.8%
France	4.8%
Italy	4.7%
Austria	3.8%
Other CountriesFootnote Reference#	21.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-OF-R6 (4-25)

Nationwide Janus Henderson Overseas Fund

Eagle Class: NWAJX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$37	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

United Kingdom	16.2%
Japan	11.6%
United States	11.3%
Germany	8.1%
Netherlands	7.1%
Taiwan	6.2%
Canada	4.8%
France	4.8%
Italy	4.7%
Austria	3.8%
Other CountriesFootnote Reference#	21.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-OF-E (4-25)

Nationwide Janus Henderson Overseas Fund

Institutional Service Class: NWAKX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.9%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-1.5%

Top CountriesFootnote Reference2

United Kingdom	16.2%
Japan	11.6%
United States	11.3%
Germany	8.1%
Netherlands	7.1%
Taiwan	6.2%
Canada	4.8%
France	4.8%
Italy	4.7%
Austria	3.8%
Other CountriesFootnote Reference#	21.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-OF-IS (4-25)

Nationwide Loomis All Cap Growth Fund

Class A: NWZLX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Repurchase Agreements	6.2%
Other liabilities in excess of assets	-5.3%

Top IndustriesFootnote Reference2

Software	12.4%
Interactive Media & Services	11.5%
Semiconductors & Semiconductor Equipment	10.7%
Entertainment	9.8%
Broadline Retail	6.2%
Automobiles	6.0%
Financial Services	5.6%
Biotechnology	4.5%
Aerospace & Defense	4.0%
Health Care Technology	3.9%
Other IndustriesFootnote Reference#	25.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ACG-A (4-25)

Nationwide Loomis All Cap Growth Fund

Class R6: NWZMX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Repurchase Agreements	6.2%
Other liabilities in excess of assets	-5.3%

Top IndustriesFootnote Reference2

Software	12.4%
Interactive Media & Services	11.5%
Semiconductors & Semiconductor Equipment	10.7%
Entertainment	9.8%
Broadline Retail	6.2%
Automobiles	6.0%
Financial Services	5.6%
Biotechnology	4.5%
Aerospace & Defense	4.0%
Health Care Technology	3.9%
Other IndustriesFootnote Reference#	25.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ACG-R6 (4-25)

Nationwide Loomis All Cap Growth Fund

Eagle Class: NWADX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$46	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Repurchase Agreements	6.2%
Other liabilities in excess of assets	-5.3%

Top IndustriesFootnote Reference2

Software	12.4%
Interactive Media & Services	11.5%
Semiconductors & Semiconductor Equipment	10.7%
Entertainment	9.8%
Broadline Retail	6.2%
Automobiles	6.0%
Financial Services	5.6%
Biotechnology	4.5%
Aerospace & Defense	4.0%
Health Care Technology	3.9%
Other IndustriesFootnote Reference#	25.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ACG-E (4-25)

Nationwide Loomis All Cap Growth Fund

Institutional Service Class: NWZNX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.1%
Repurchase Agreements	6.2%
Other liabilities in excess of assets	-5.3%

Top IndustriesFootnote Reference2

Software	12.4%
Interactive Media & Services	11.5%
Semiconductors & Semiconductor Equipment	10.7%
Entertainment	9.8%
Broadline Retail	6.2%
Automobiles	6.0%
Financial Services	5.6%
Biotechnology	4.5%
Aerospace & Defense	4.0%
Health Care Technology	3.9%
Other IndustriesFootnote Reference#	25.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ACG-IS (4-25)

Nationwide Loomis Core Bond Fund

Class A: NWJGX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	38.7%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	19.5%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.6%
Repurchase Agreements	2.3%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Security	0.6%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Banks	7.5%
Capital Markets	4.9%
Insurance	3.7%
Electric Utilities	3.0%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.5%
Multi-Utilities	0.9%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.7%
Other IndustriesFootnote Reference#	73.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-LCB-A (4-25)

Nationwide Loomis Core Bond Fund

Class R6: NWJIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$18	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	38.7%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	19.5%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.6%
Repurchase Agreements	2.3%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Security	0.6%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Banks	7.5%
Capital Markets	4.9%
Insurance	3.7%
Electric Utilities	3.0%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.5%
Multi-Utilities	0.9%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.7%
Other IndustriesFootnote Reference#	73.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-LCB-R6 (4-25)

Nationwide Loomis Core Bond Fund

Eagle Class: NWAZX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of December 5, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$16	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	38.7%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	19.5%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.6%
Repurchase Agreements	2.3%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Security	0.6%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Banks	7.5%
Capital Markets	4.9%
Insurance	3.7%
Electric Utilities	3.0%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.5%
Multi-Utilities	0.9%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.7%
Other IndustriesFootnote Reference#	73.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-LCB-E (4-25)

Nationwide Loomis Core Bond Fund

Institutional Service Class: NWJJX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	38.7%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	19.5%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.6%
Repurchase Agreements	2.3%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Security	0.6%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Banks	7.5%
Capital Markets	4.9%
Insurance	3.7%
Electric Utilities	3.0%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.5%
Multi-Utilities	0.9%
Hotels, Restaurants & Leisure	0.7%
Ground Transportation	0.7%
Other IndustriesFootnote Reference#	73.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-LCB-IS (4-25)

Nationwide Loomis Short Term Bond Fund

Class A: NWJSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	50.8%
Asset-Backed Securities	28.7%
U.S. Treasury Obligations	11.6%
Commercial Mortgage-Backed Securities	6.5%
Repurchase Agreement	4.6%
Short-Term Investment	0.6%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	11.3%
Capital Markets	5.5%
Consumer Finance	3.4%
Oil, Gas & Consumable Fuels	2.8%
Electric Utilities	2.6%
Insurance	2.5%
Automobiles	2.0%
Financial Services	1.6%
Metals & Mining	1.1%
Hotels, Restaurants & Leisure	1.1%
Other IndustriesFootnote Reference#	66.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-STB-A (4-25)

Nationwide Loomis Short Term Bond Fund

Class R6: NWJUX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	50.8%
Asset-Backed Securities	28.7%
U.S. Treasury Obligations	11.6%
Commercial Mortgage-Backed Securities	6.5%
Repurchase Agreement	4.6%
Short-Term Investment	0.6%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	11.3%
Capital Markets	5.5%
Consumer Finance	3.4%
Oil, Gas & Consumable Fuels	2.8%
Electric Utilities	2.6%
Insurance	2.5%
Automobiles	2.0%
Financial Services	1.6%
Metals & Mining	1.1%
Hotels, Restaurants & Leisure	1.1%
Other IndustriesFootnote Reference#	66.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-STB-R6 (4-25)

Nationwide Loomis Short Term Bond Fund

Institutional Service Class: NWJVX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

Asset Class WeightingsFootnote Reference1

Corporate Bonds	50.8%
Asset-Backed Securities	28.7%
U.S. Treasury Obligations	11.6%
Commercial Mortgage-Backed Securities	6.5%
Repurchase Agreement	4.6%
Short-Term Investment	0.6%
Other liabilities in excess of assets	-2.8%

Top IndustriesFootnote Reference2

Banks	11.3%
Capital Markets	5.5%
Consumer Finance	3.4%
Oil, Gas & Consumable Fuels	2.8%
Electric Utilities	2.6%
Insurance	2.5%
Automobiles	2.0%
Financial Services	1.6%
Metals & Mining	1.1%
Hotels, Restaurants & Leisure	1.1%
Other IndustriesFootnote Reference#	66.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-STB-IS (4-25)

Nationwide Mid Cap Market Index Fund

Class A: GMXAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-7.4%

Top IndustriesFootnote Reference2

Banks	6.1%
Machinery	4.6%
Insurance	4.5%
Specialty Retail	3.5%
Capital Markets	3.2%
Consumer Staples Distribution & Retail	3.2%
Software	3.2%
Hotels, Restaurants & Leisure	3.1%
Oil, Gas & Consumable Fuels	2.8%
Electronic Equipment, Instruments & Components	2.6%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCX-A (4-25)

Nationwide Mid Cap Market Index Fund

Class R: GMXRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$49	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-7.4%

Top IndustriesFootnote Reference2

Banks	6.1%
Machinery	4.6%
Insurance	4.5%
Specialty Retail	3.5%
Capital Markets	3.2%
Consumer Staples Distribution & Retail	3.2%
Software	3.2%
Hotels, Restaurants & Leisure	3.1%
Oil, Gas & Consumable Fuels	2.8%
Electronic Equipment, Instruments & Components	2.6%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCX-R (4-25)

Nationwide Mid Cap Market Index Fund

Class R6: GMXIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$13	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-7.4%

Top IndustriesFootnote Reference2

Banks	6.1%
Machinery	4.6%
Insurance	4.5%
Specialty Retail	3.5%
Capital Markets	3.2%
Consumer Staples Distribution & Retail	3.2%
Software	3.2%
Hotels, Restaurants & Leisure	3.1%
Oil, Gas & Consumable Fuels	2.8%
Electronic Equipment, Instruments & Components	2.6%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCX-R6 (4-25)

Nationwide Mid Cap Market Index Fund

Institutional Service Class: NWXQX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Repurchase Agreements	8.0%
Other liabilities in excess of assets	-7.4%

Top IndustriesFootnote Reference2

Banks	6.1%
Machinery	4.6%
Insurance	4.5%
Specialty Retail	3.5%
Capital Markets	3.2%
Consumer Staples Distribution & Retail	3.2%
Software	3.2%
Hotels, Restaurants & Leisure	3.1%
Oil, Gas & Consumable Fuels	2.8%
Electronic Equipment, Instruments & Components	2.6%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-MCX-IS (4-25)

Nationwide NYSE Arca Tech 100 Index Fund

Class A: NWJCX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	25.5%
Semiconductors & Semiconductor Equipment	19.1%
Aerospace & Defense	7.7%
Communications Equipment	7.2%
Financial Services	5.4%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
IT Services	4.2%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	2.8%
Other IndustriesFootnote Reference#	15.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ATX-A (4-25)

Nationwide NYSE Arca Tech 100 Index Fund

Class R6: NWJEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	25.5%
Semiconductors & Semiconductor Equipment	19.1%
Aerospace & Defense	7.7%
Communications Equipment	7.2%
Financial Services	5.4%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
IT Services	4.2%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	2.8%
Other IndustriesFootnote Reference#	15.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ATX-R6 (4-25)

Nationwide NYSE Arca Tech 100 Index Fund

Institutional Service Class: NWJFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$21	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%

Top IndustriesFootnote Reference2

Software	25.5%
Semiconductors & Semiconductor Equipment	19.1%
Aerospace & Defense	7.7%
Communications Equipment	7.2%
Financial Services	5.4%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
IT Services	4.2%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	2.8%
Other IndustriesFootnote Reference#	15.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-ATX-IS (4-25)

Nationwide S&P 500 Index Fund

Class A: GRMAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	10.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.1%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SPX-A (4-25)

Nationwide S&P 500 Index Fund

Class R: GRMRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	10.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.1%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SPX-R (4-25)

Nationwide S&P 500 Index Fund

Class R6: GRMIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	10.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.1%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SPX-R6 (4-25)

Nationwide S&P 500 Index Fund

Institutional Service Class: GRISX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	10.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.1%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SPX-IS (4-25)

Nationwide S&P 500 Index Fund

Service Class: GRMSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$28	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

Asset Class WeightingsFootnote Reference1

Common Stocks	99.0%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Software	10.4%
Semiconductors & Semiconductor Equipment	10.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.1%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SPX-S (4-25)

Nationwide Small Cap Index Fund

Class A: GMRAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.5%
Repurchase Agreements	7.7%
Other liabilities in excess of assets	-6.2%

Top IndustriesFootnote Reference2

Banks	9.9%
Biotechnology	8.1%
Software	5.7%
Machinery	3.6%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.8%
Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.6%
Health Care Equipment & Supplies	2.6%
Insurance	2.2%
Other IndustriesFootnote Reference#	56.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCX-A (4-25)

Nationwide Small Cap Index Fund

Class R: GMSRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$48	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.5%
Repurchase Agreements	7.7%
Other liabilities in excess of assets	-6.2%

Top IndustriesFootnote Reference2

Banks	9.9%
Biotechnology	8.1%
Software	5.7%
Machinery	3.6%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.8%
Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.6%
Health Care Equipment & Supplies	2.6%
Insurance	2.2%
Other IndustriesFootnote Reference#	56.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCX-R (4-25)

Nationwide Small Cap Index Fund

Class R6: GMRIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$12	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.5%
Repurchase Agreements	7.7%
Other liabilities in excess of assets	-6.2%

Top IndustriesFootnote Reference2

Banks	9.9%
Biotechnology	8.1%
Software	5.7%
Machinery	3.6%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.8%
Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.6%
Health Care Equipment & Supplies	2.6%
Insurance	2.2%
Other IndustriesFootnote Reference#	56.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCX-R6 (4-25)

Nationwide Small Cap Index Fund

Institutional Service Class: NWXRX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Common Stocks	98.5%
Repurchase Agreements	7.7%
Other liabilities in excess of assets	-6.2%

Top IndustriesFootnote Reference2

Banks	9.9%
Biotechnology	8.1%
Software	5.7%
Machinery	3.6%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.8%
Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.6%
Health Care Equipment & Supplies	2.6%
Insurance	2.2%
Other IndustriesFootnote Reference#	56.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCX-IS (4-25)

Nationwide Small Company Growth Fund

Class A: NWSAX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$89,042,189
Number of Portfolio Holdings	43
Portfolio Turnover Rate	10.56%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.6%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-5.5%

Top IndustriesFootnote Reference2

Software	46.3%
Health Care Equipment & Supplies	11.4%
Life Sciences Tools & Services	9.6%
Health Care Technology	4.7%
Professional Services	3.8%
Electronic Equipment, Instruments & Components	3.6%
Biotechnology	3.6%
Trading Companies & Distributors	2.9%
Machinery	2.4%
Electrical Equipment	1.2%
Other IndustriesFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Company Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCO-A (4-25)

Nationwide Small Company Growth Fund

Institutional Service Class: NWSIX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$89,042,189
Number of Portfolio Holdings	43
Portfolio Turnover Rate	10.56%

Asset Class WeightingsFootnote Reference1

Common Stocks	95.6%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-5.5%

Top IndustriesFootnote Reference2

Software	46.3%
Health Care Equipment & Supplies	11.4%
Life Sciences Tools & Services	9.6%
Health Care Technology	4.7%
Professional Services	3.8%
Electronic Equipment, Instruments & Components	3.6%
Biotechnology	3.6%
Trading Companies & Distributors	2.9%
Machinery	2.4%
Electrical Equipment	1.2%
Other IndustriesFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Company Growth Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-SCO-IS (4-25)

Nationwide U.S. 130/30 Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$448,279,852
Number of Portfolio Holdings	282
Portfolio Turnover Rate	52.94%

Asset Class WeightingsFootnote Reference1

Common Stocks	96.2%
Other assets in excess of liabilities	3.8%

Top IndustriesFootnote Reference2

Software	13.7%
Technology Hardware, Storage & Peripherals	6.8%
Insurance	6.6%
Semiconductors & Semiconductor Equipment	6.2%
Interactive Media & Services	5.7%
Hotels, Restaurants & Leisure	4.3%
Health Care Equipment & Supplies	4.0%
Consumer Staples Distribution & Retail	3.8%
Specialty Retail	3.0%
Broadline Retail	2.8%
Other Industries	43.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide U.S. 130/30 Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2025

SAR-130-30-R6 (4-25)

Nationwide WCM Focused Small Cap Fund

Class A: NWGPX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.3%
Repurchase Agreement	1.7%
Other assets in excess of liabilities	6.0%

Top IndustriesFootnote Reference2

Health Care Providers & Services	12.9%
Building Products	12.4%
Chemicals	8.8%
Professional Services	7.2%
Insurance	7.0%
Electronic Equipment, Instruments & Components	6.8%
Health Care Equipment & Supplies	4.6%
Real Estate Management & Development	3.4%
Hotels, Restaurants & Leisure	3.3%
Capital Markets	3.3%
Other IndustriesFootnote Reference#	30.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-FSC-A (4-25)

Nationwide WCM Focused Small Cap Fund

Class R6: NWKEX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.3%
Repurchase Agreement	1.7%
Other assets in excess of liabilities	6.0%

Top IndustriesFootnote Reference2

Health Care Providers & Services	12.9%
Building Products	12.4%
Chemicals	8.8%
Professional Services	7.2%
Insurance	7.0%
Electronic Equipment, Instruments & Components	6.8%
Health Care Equipment & Supplies	4.6%
Real Estate Management & Development	3.4%
Hotels, Restaurants & Leisure	3.3%
Capital Markets	3.3%
Other IndustriesFootnote Reference#	30.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-FSC-R6 (4-25)

Nationwide WCM Focused Small Cap Fund

Institutional Service Class: NWGSX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$40	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%

Asset Class WeightingsFootnote Reference1

Common Stocks	92.3%
Repurchase Agreement	1.7%
Other assets in excess of liabilities	6.0%

Top IndustriesFootnote Reference2

Health Care Providers & Services	12.9%
Building Products	12.4%
Chemicals	8.8%
Professional Services	7.2%
Insurance	7.0%
Electronic Equipment, Instruments & Components	6.8%
Health Care Equipment & Supplies	4.6%
Real Estate Management & Development	3.4%
Hotels, Restaurants & Leisure	3.3%
Capital Markets	3.3%
Other IndustriesFootnote Reference#	30.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2025

SAR-FSC-IS (4-25)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for  professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal   years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)           (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7)  of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.    Investments.

(a) File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form or is included in the financial statements filed under Item 7 of this Form.

The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1) Name of the issuer;

(2) Exchange ticker symbol;

(3) Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4) Total number of shares or, for debt securities, principal amount divested;
(5) Date(s) that the securities were divested;

(6) If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7) Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.
(b) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination 2070 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 38
Notes to Financial Statements 48

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 87 .4%
Shares Value ($)
Alternative Assets 4.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 764,284 7,619,912
Total Alternative Assets
(cost $7,402,880) 7,619,912
Equity Funds 47.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,414,057 40,763,838
Nationwide International Equity
Portfolio, Class R6(a) 1,239,941 14,271,722
Nationwide International Index
Fund, Class R6(a) 1,698,700 16,358,478
Nationwide Mid Cap Market
Index Fund, Class R6(a) 14,700 220,936
Nationwide Small Cap Index
Fund, Class R6(a) 197,862 2,129,000
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,522,447 17,675,606
Total Equity Funds
(cost $80,740,804) 91,419,580
Fixed Income Funds 35.8%
Nationwide Bond Portfolio, Class
R6(a) 7,388,892 62,657,801
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 653,100 5,988,923
Total Fixed Income Funds
(cost $71,881,811) 68,646,724
Total Investment Companies
(cost $160,025,495) 167,686,216
Exchange Traded Funds 9 .2%
Shares Value ($)
Equity Funds 7.3%
iShares Core MSCI Emerging
Markets ETF 83,987 4,549,576
iShares Core S&P 500 ETF 10,090 5,629,816
JPMorgan Equity Premium
Income ETF 68,888 3,829,484
Total Equity Funds
(cost $13,356,327) 14,008,876
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 40,505 3,623,982
Total Fixed Income Funds
(cost  $3,790,848) 3,623,982
Total Exchange Traded Funds
(cost $17,147,175) 17,632,858
Short-Term Investment 3 .5%
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 6,662,888 6,662,888
Total Short-Term Investment
(cost $6,662,888)
6,662,888
Total Investments
(cost $183,835,558) — 100.1% 191,981,962
Liabilities in excess of other assets — (0.1)% (116,573)
NET ASSETS — 100.0% $ 191,865,389
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 88 .9%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 562,294 5,606,074
Total Alternative Assets
(cost $5,510,133) 5,606,074
Equity Funds 57.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,988,309 47,620,411
Nationwide International Equity
Portfolio, Class R6(a) 1,376,163 15,839,635
Nationwide International Index
Fund, Class R6(a) 1,976,147 19,030,297
Nationwide Mid Cap Market
Index Fund, Class R6(a) 147,776 2,221,080
Nationwide Small Cap Index
Fund, Class R6(a) 421,033 4,530,315
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,804,831 20,954,084
Total Equity Funds
(cost $97,537,041) 110,195,822
Fixed Income Funds 28.4%
Nationwide Bond Portfolio, Class
R6(a) 6,090,563 51,647,970
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 281,825 2,584,337
Total Fixed Income Funds
(cost $56,033,424) 54,232,307
Total Investment Companies
(cost $159,080,598) 170,034,203
Exchange Traded Funds 9 .6%
Shares Value ($)
Equity Funds 8.2%
iShares Core MSCI Emerging
Markets ETF 113,508 6,148,728
iShares Core S&P 500 ETF 9,968 5,561,745
JPMorgan Equity Premium
Income ETF 68,618 3,814,475
Total Equity Funds
(cost $14,778,970) 15,524,948
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 30,102 2,693,226
Total Fixed Income Funds
(cost  $2,872,863) 2,693,226
Total Exchange Traded Funds
(cost $17,651,833) 18,218,174
Short-Term Investment 1 .6%
Money Market Fund 1.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 3,122,936 3,122,936
Total Short-Term Investment
(cost $3,122,936)
3,122,936
Total Investments
(cost $179,855,367) — 100.1% 191,375,313
Liabilities in excess of other assets — (0.1)% (117,777)
NET ASSETS — 100.0% $ 191,257,536
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 89 .7%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 387,873 3,867,096
Total Alternative Assets
(cost $3,755,926) 3,867,096
Equity Funds 67.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,449,158 53,122,951
Nationwide International Equity
Portfolio, Class R6(a) 1,418,249 16,324,049
Nationwide International Index
Fund, Class R6(a) 2,127,560 20,488,401
Nationwide Mid Cap Market
Index Fund, Class R6(a) 277,991 4,178,205
Nationwide Small Cap Index
Fund, Class R6(a) 439,142 4,725,167
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,935,883 22,475,603
Total Equity Funds
(cost $107,751,167) 121,314,376
Fixed Income Funds 19.9%
Nationwide Bond Portfolio, Class
R6(a) 4,117,104 34,913,040
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 91,635 840,294
Total Fixed Income Funds
(cost $36,452,962) 35,753,334
Total Investment Companies
(cost $147,960,055) 160,934,806
Exchange Traded Funds 9 .8%
Shares Value ($)
Equity Funds 8.7%
iShares Core MSCI Emerging
Markets ETF 127,936 6,930,293
iShares Core S&P 500 ETF 9,197 5,131,558
JPMorgan Equity Premium
Income ETF 64,176 3,567,544
Total Equity Funds
(cost $14,813,272) 15,629,395
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 22,166 1,983,192
Total Fixed Income Funds
(cost  $2,142,651) 1,983,192
Total Exchange Traded Funds
(cost $16,955,923) 17,612,587
Short-Term Investment 0 .6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 1,060,301 1,060,301
Total Short-Term Investment
(cost $1,060,301)
1,060,301
Total Investments
(cost $165,976,279) — 100.1% 179,607,694
Liabilities in excess of other assets — (0.1)% (118,138)
NET ASSETS — 100.0% $ 179,489,556
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - April 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 90 .0%
Shares Value ($)
Alternative Assets 1.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 178,568 1,780,328
Total Alternative Assets
(cost $1,743,221) 1,780,328
Equity Funds 74.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,240,225 50,628,292
Nationwide International Equity
Portfolio, Class R6(a) 1,370,806 15,777,972
Nationwide International Index
Fund, Class R6(a) 2,135,950 20,569,203
Nationwide Mid Cap Market
Index Fund, Class R6(a) 338,039 5,080,719
Nationwide Small Cap Index
Fund, Class R6(a) 401,106 4,315,902
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,888,345 21,923,686
Total Equity Funds
(cost $104,728,383) 118,295,774
Fixed Income Fund 14.2%
Nationwide Bond Portfolio, Class
R6(a) 2,658,474 22,543,858
Total Fixed Income Funds
(cost $22,892,669) 22,543,858
Total Investment Companies
(cost $129,364,273) 142,619,960
Exchange Traded Funds 9 .5%
Equity Funds 8.9%
iShares Core MSCI Emerging
Markets ETF 120,201 6,511,288
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 8,032 4,481,535
JPMorgan Equity Premium
Income ETF 56,726 3,153,398
Total Equity Funds
(cost $13,369,079) 14,146,221
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 10,656 953,393
Total Fixed Income Funds
(cost  $1,127,056) 953,393
Total Exchange Traded Funds
(cost $14,496,135) 15,099,614
Short-Term Investment 0 .6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 892,856 892,856
Total Short-Term Investment
(cost $892,856)
892,856
Total Investments
(cost $144,753,264) — 100.1% 158,612,430
Liabilities in excess of other assets — (0.1)% (101,536)
NET ASSETS — 100.0% $ 158,510,894
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90 .2%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 49,760 496,112
Total Alternative Assets
(cost $484,533) 496,112
Equity Funds 78.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,606,582 55,002,584
Nationwide International Equity
Portfolio, Class R6(a) 1,572,500 18,099,480
Nationwide International Index
Fund, Class R6(a) 2,247,864 21,646,927
Nationwide Mid Cap Market
Index Fund, Class R6(a) 420,871 6,325,694
Nationwide Small Cap Index
Fund, Class R6(a) 433,417 4,663,562
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 2,091,871 24,286,625
Total Equity Funds
(cost $116,454,506) 130,024,872
Fixed Income Fund 11.0%
Nationwide Bond Portfolio, Class
R6(a) 2,125,761 18,026,451
Total Fixed Income Funds
(cost $18,102,502) 18,026,451
Total Investment Companies
(cost $135,041,541) 148,547,435
Exchange Traded Funds 9 .9%
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF 136,758 7,408,181
iShares Core S&P 500 ETF 8,311 4,637,206
JPMorgan Equity Premium
Income ETF 59,012 3,280,477
Total Equity Funds
(cost $14,397,856) 15,325,864
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 11,390 1,019,063
Total Fixed Income Funds
(cost  $1,170,259) 1,019,063
Total Exchange Traded Funds
(cost $15,568,115) 16,344,927
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$1,050,386, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $1,071,394.
(c)(d) 1,050,259 1,050,259
Total Repurchase Agreement
(cost $1,050,259) 1,050,259
Total Investments
(cost $151,659,915) — 100.7% 165,942,621
Liabilities in excess of other assets — (0.7)% (1,136,678)
NET ASSETS — 100.0% $ 164,805,943
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $1,015,842, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,050,259.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $1,050,259.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - April 30, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 90 .1%
Shares Value ($)
Equity Funds 80.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,920,266 34,867,975
Nationwide International Equity
Portfolio, Class R6(a) 1,042,056 11,994,066
Nationwide International Index
Fund, Class R6(a) 1,511,657 14,557,254
Nationwide Mid Cap Market
Index Fund, Class R6(a) 289,026 4,344,064
Nationwide Small Cap Index
Fund, Class R6(a) 277,852 2,989,688
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,351,154 15,686,893
Total Equity Funds
(cost $75,411,579) 84,439,940
Fixed Income Fund 9.6%
Nationwide Bond Portfolio, Class
R6(a) 1,181,463 10,018,805
Total Fixed Income Funds
(cost $10,021,899) 10,018,805
Total Investment Companies
(cost $85,433,478) 94,458,745
Exchange Traded Funds 9 .9%
Shares Value ($)
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF 87,668 4,748,975
iShares Core S&P 500 ETF 5,276 2,943,797
JPMorgan Equity Premium
Income ETF 37,484 2,083,736
Total Equity Funds
(cost $9,177,949) 9,776,508
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 7,228 646,689
Total Fixed Income Funds
(cost  $696,014) 646,689
Total Exchange Traded Funds
(cost $9,873,963) 10,423,197
Total Investments
(cost $95,307,441) — 100.0% 104,881,942
Liabilities in excess of other assets — 0.0%
†
(39,510)
NET ASSETS — 100.0% $ 104,842,432
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 90 .3%
Shares Value ($)
Equity Funds 81.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,593,215 19,022,984
Nationwide International Equity
Portfolio, Class R6(a) 568,599 6,544,576
Nationwide International Index
Fund, Class R6(a) 825,737 7,951,851
Nationwide Mid Cap Market
Index Fund, Class R6(a) 172,869 2,598,223
Nationwide Small Cap Index
Fund, Class R6(a) 158,440 1,704,818
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 745,747 8,658,119
Total Equity Funds
(cost $42,020,889) 46,480,571
Fixed Income Fund 8.7%
Nationwide Bond Portfolio, Class
R6(a) 584,564 4,957,105
Total Fixed Income Funds
(cost $4,935,424) 4,957,105
Total Investment Companies
(cost $46,956,313) 51,437,676
Exchange Traded Funds 9 .7%
Shares Value ($)
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF 47,652 2,581,309
iShares Core S&P 500 ETF 2,852 1,591,302
JPMorgan Equity Premium
Income ETF 20,336 1,130,478
Total Equity Funds
(cost $4,959,297) 5,303,089
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 2,751 246,132
Total Fixed Income Funds
(cost  $261,586) 246,132
Total Exchange Traded Funds
(cost $5,220,883) 5,549,221
Total Investments
(cost $52,177,196) — 100.0% 56,986,897
Liabilities in excess of other assets — 0.0%
†
(13,715)
NET ASSETS — 100.0% $ 56,973,182
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - April 30, 2025 (Unaudited) - Statement of Investments - 9
Investment Companies 90 .7%
Shares Value ($)
Equity Funds 81.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 358,676 4,282,595
Nationwide International Equity
Portfolio, Class R6(a) 128,318 1,476,935
Nationwide International Index
Fund, Class R6(a) 186,411 1,795,142
Nationwide Mid Cap Market
Index Fund, Class R6(a) 40,722 612,046
Nationwide Small Cap Index
Fund, Class R6(a) 36,617 393,994
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 167,072 1,939,711
Total Equity Funds
(cost $9,891,190) 10,500,423
Fixed Income Fund 8.8%
Nationwide Bond Portfolio, Class
R6(a) 133,522 1,132,268
Total Fixed Income Funds
(cost $1,122,134) 1,132,268
Total Investment Companies
(cost $11,013,324) 11,632,691
Exchange Traded Funds 9 .3%
Equity Funds 9.1%
iShares Core MSCI Emerging
Markets ETF 10,476 567,485
iShares Core S&P 500 ETF 624 348,167
JPMorgan Equity Premium
Income ETF 4,533 251,990
Total Equity Funds
(cost $1,109,812) 1,167,642
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 328 29,346
Total Fixed Income Funds
(cost  $30,377) 29,346
Total Exchange Traded Funds
(cost $1,140,189) 1,196,988
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$30,104, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $30,706.(c)(d) 30,100 30,100
Total Repurchase Agreement
(cost $30,100) 30,100
Total Investments
(cost $12,183,613) — 100.2% 12,859,779
Liabilities in excess of other assets — (0.2)% (30,947)
NET ASSETS — 100.0% $ 12,828,832
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $29,257, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$30,100.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $30,100.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Destination 2070 Fund
Investment Companies 90 .2%
Shares Value ($)
Equity Funds 81.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 27,120 323,812
Nationwide International Equity
Portfolio, Class R6(a) 9,748 112,204
Nationwide International Index
Fund, Class R6(a) 14,125 136,022
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,287 49,401
Nationwide Small Cap Index
Fund, Class R6(a) 2,815 30,285
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 12,790 148,488
Total Equity Funds
(cost $817,407) 800,212
Fixed Income Fund 8.8%
Nationwide Bond Portfolio, Class
R6(a) 10,160 86,159
Total Fixed Income Funds
(cost $85,549) 86,159
Total Investment Companies
(cost $902,956) 886,371
Exchange Traded Funds 9 .8%
Shares Value ($)
Equity Funds 9.5%
iShares Core MSCI Emerging
Markets ETF 852 46,153
iShares Core S&P 500 ETF 49 27,340
JPMorgan Equity Premium
Income ETF 349 19,401
Total Equity Funds
(cost $92,839) 92,894
Fixed Income Fund 0.3%
iShares 20+ Year Treasury Bond
ETF 33 2,952
Total Fixed Income Funds
(cost  $2,974) 2,952
Total Exchange Traded Funds
(cost $95,813) 95,846
Total Investments
(cost $998,769) — 100.0% 982,217
Liabilities in excess of other assets — 0.0%
†
(89)
NET ASSETS — 100.0% $ 982,128
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - April 30, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 85 .0%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,226,162 12,224,832
Total Alternative Assets
(cost $11,267,091) 12,224,832
Equity Funds 32.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,726,219 32,551,049
Nationwide International Equity
Portfolio, Class R6(a) 1,008,495 11,607,779
Nationwide International Index
Fund, Class R6(a) 1,388,397 13,370,262
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,248,002 14,489,299
Total Equity Funds
(cost $63,655,233) 72,018,389
Fixed Income Funds 47.2%
Nationwide Bond Portfolio, Class
R6(a) 10,711,626 90,834,592
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,588,284 14,564,565
Total Fixed Income Funds
(cost $111,833,983) 105,399,157
Total Investment Companies
(cost $186,756,307) 189,642,378
Exchange Traded Funds 10 .4%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 65,699 3,558,915
iShares Core S&P 500 ETF 11,993 6,691,614
JPMorgan Equity Premium
Income ETF 80,156 4,455,872
Total Equity Funds
(cost $14,040,460) 14,706,401
Fixed Income Fund 3.8%
iShares 20+ Year Treasury Bond
ETF(b) 94,282 8,435,411
Total Fixed Income Funds
(cost  $8,657,729) 8,435,411
Total Exchange Traded Funds
(cost $22,698,189) 23,141,812
Short-Term Investment 4 .6%
Shares Value ($)
Money Market Fund 4.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 10,355,275 10,355,275
Total Short-Term Investment
(cost $10,355,275)
10,355,275
Repurchase Agreements 3 .9%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$3,679,011, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $3,752,591.
(d)(e) 3,678,566 3,678,566
Societe Generale, 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase price
$5,000,607, collateralized by
U.S. Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,678,566) 8,678,566
Total Investments
(cost $228,488,337) — 103.9% 231,818,031
Liabilities in excess of other assets — (3.9)% (8,763,833)
NET ASSETS — 100.0% $ 223,054,198
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $8,435,321, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$8,678,566.
(c) Represents 7-day effective yield as of April 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $8,678,566.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Assets:
Investment securities of affiliated issuers, at value $ 167,686,216
Investment securities of unaffiliated issuers, at value
*
24,295,746
Repurchase agreements, at value —
Cash —
Interest and dividends receivable 23,300
Security lending income receivable 94
Receivable for investments sold 21,056
Receivable for capital shares issued 60,288
Total Assets 192,086,700
Liabilities:
Payable for investments purchased 51,974
Payable for capital shares redeemed 80,691
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 20,058
Distribution fees 23,215
Administrative servicing fees 44,699
Trustee fees 289
Professional fees 385
Total Liabilities 221,311
Net Assets $ 191,865,389
* Includes value of securities on loan (Note 2) —
Cost of investment securities of affiliated issuers 160,025,495
Cost of investment securities of unaffiliated issuers 23,810,063
Cost of repurchase agreements —
Represented by:
Capital $ 187,838,159
Total distributable earnings (loss) 4,027,230
Net Assets $ 191,865,389

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 13
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 170,034,203 $ 160,934,806 $ 142,619,960 $ 148,547,435 $ 94,458,745
21,341,110 18,672,888 15,992,470 16,344,927 10,423,197
— — — 1,050,259 —
— — — 41,167 23,054
10,771 3,543 2,970 11 11
62 62 116 44 31
23,386 46,691 — 105,530 4,313
102,155 100,498 130,770 168,470 80,829
191,511,687 179,758,488 158,746,286 166,257,843 104,990,180
51,757 48,416 53,310 44,526 28,260
134,594 154,053 120,782 282,290 80,269
— — — 1,050,259 —
19,854 18,535 16,282 16,937 10,748
22,611 21,681 20,049 20,613 12,452
24,709 25,700 24,471 36,795 15,690
273 233 210 216 126
353 314 288 264 203
254,151 268,932 235,392 1,451,900 147,748
$ 191,257,536 $ 179,489,556 $ 158,510,894 $ 164,805,943 $ 104,842,432
— — — 1,015,842 —
159,080,598 147,960,055 129,364,273 135,041,541 85,433,478
20,774,769 18,016,224 15,388,991 15,568,115 9,873,963
— — — 1,050,259 —
$ 182,338,683 $ 167,562,081 $ 145,452,434 $ 151,761,165 $ 95,700,715
8,918,853 11,927,475 13,058,460 13,044,778 9,141,717
$ 191,257,536 $ 179,489,556 $ 158,510,894 $ 164,805,943 $ 104,842,432

14 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Net Assets:
Class A Shares $ 38,496,524
Class R Shares 38,471,179
Class R6 Shares 53,678,976
Institutional Service Class Shares 61,218,710
Total $ 191,865,389
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 4,863,359
Class R Shares 4,920,826
Class R6 Shares 6,699,180
Institutional Service Class Shares 7,714,927
Total 24,198,292
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7 .92 (a)
Class R Shares $ 7 .82
Class R6 Shares $ 8 .01
Institutional Service Class Shares $ 7 .94
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .40
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 15
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 38,097,054 $ 34,794,070 $ 35,709,889 $ 33,928,042 $ 24,785,820
36,977,263 36,932,055 32,861,426 35,090,393 19,058,506
56,824,760 49,369,966 46,011,217 45,864,625 30,768,348
59,358,459 58,393,465 43,928,362 49,922,883 30,229,758
$ 191,257,536 $ 179,489,556 $ 158,510,894 $ 164,805,943 $ 104,842,432
4,328,582 3,970,281 3,859,768 4,033,608 1,895,639
4,266,166 4,283,886 3,636,265 4,294,837 1,471,968
6,366,628 5,527,635 4,894,264 5,409,948 2,319,867
6,722,670 6,580,394 4,740,700 5,929,017 2,286,288
21,684,046 20,362,196 17,130,997 19,667,410 7,973,762
$ 8 .80 (a) $ 8 .76 (a) $ 9 .25 (a) $ 8 .41 (a) $ 13 .08 (a)
$ 8 .67 $ 8 .62 $ 9 .04 $ 8 .17 $ 12 .95
$ 8 .93 $ 8 .93 $ 9 .40 $ 8 .48 $ 13 .26
$ 8 .83 $ 8 .87 $ 9 .27 $ 8 .42 $ 13 .22
$ 9 .34 $ 9 .29 $ 9 .81 $ 8 .92 $ 13 .88
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

16 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Assets:
Investment securities of affiliated issuers, at value $ 51,437,676
Investment securities of unaffiliated issuers, at value
*
5,549,221
Repurchase agreements, at value —
Cash 14,434
Interest and dividends receivable 12
Security lending income receivable 1
Receivable for capital shares issued 72,363
Prepaid expenses —
Total Assets 57,073,707
Liabilities:
Payable for investments purchased 71,766
Payable for capital shares redeemed 8,391
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 5,824
Distribution fees 5,081
Administrative servicing fees 9,327
Trustee fees 62
Professional fees 74
Total Liabilities 100,525
Net Assets $ 56,973,182
* Includes value of securities on loan (Note 2) —
Cost of investment securities of affiliated issuers 46,956,313
Cost of investment securities of unaffiliated issuers 5,220,883
Cost of repurchase agreements —
Represented by:
Capital $ 52,538,322
Total distributable earnings (loss) 4,434,860
Net Assets $ 56,973,182

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 17
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 11,632,691 $ 886,371 $ 189,642,378
1,196,988 95,846 33,497,087
30,100 — 8,678,566
4,699 324 —
5 — 36,400
3 — 156
29,235 — 108,796
— — 2,570
12,893,721 982,541 231,965,953
30,376 221 140,075
88 — 6,281
30,100 — 8,678,566
1,255 101 22,981
1,144 4 29,320
1,909 5 33,152
10 58 878
7 24 502
64,889 413 8,911,755
$ 12,828,832 $ 982,128 $ 223,054,198
29,257 — 8,435,321
11,013,324 902,956 186,756,307
1,140,189 95,813 33,053,464
30,100 — 8,678,566
$ 12,189,944 $ 1,000,000 $ 225,604,461
638,888 (17,872) (2,550,263)
$ 12,828,832 $ 982,128 $ 223,054,198

18 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Net Assets:
Class A Shares $ 14,290,331
Class R Shares 5,703,700
Class R6 Shares 17,652,699
Institutional Service Class Shares 19,326,452
Total $ 56,973,182
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,249,004
Class R Shares 502,664
Class R6 Shares 1,531,512
Institutional Service Class Shares 1,679,803
Total 4,962,983
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .44 (a)
Class R Shares $ 11 .35
Class R6 Shares $ 11 .53
Institutional Service Class Shares $ 11 .51
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .14
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 19
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 2,320,771 $ 4,907 $ 44,315,404
1,811,375 4,905 49,697,814
3,693,083 967,407 69,036,028
5,003,603 4,909 60,004,952
$ 12,828,832 $ 982,128 $ 223,054,198
187,361 500 6,286,577
147,101 500 7,101,064
296,805 98,500 9,758,763
402,857 500 8,505,893
1,034,124 100,000 31,652,297
$ 12 .39 (a) $ 9 .81 (a) $ 7 .05 (a)
$ 12 .31 $ 9 .81 $ 7 .00
$ 12 .44 $ 9 .82 $ 7 .07
$ 12 .42 $ 9 .82 $ 7 .05
$ 13 .15 $ 10 .41 $ 7 .48
5 .75% 5 .75% 5 .75%

20 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,481,960
Dividend income from unaffiliated issuers 335,102
Income from securities lending (net of fees) (Note 2) 213
Interest income (unaffiliated) 113
Total Income 4,817,388
EXPENSES:
Investment advisory fees 130,422
Distribution fees Class A 49,533
Distribution fees Class R 100,696
Administrative servicing fees Class A 45,571
Administrative servicing fees Class R 50,348
Administrative servicing fees Institutional Service Class 76,763
Professional fees 1,836
Trustee fees 3,582
Total Expenses 458,751
NET INVESTMENT INCOME 4,358,637
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,668,743
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 268,266
Transactions in investment securities of unaffiliated issuers (172,076)
Net realized gains (losses) 2,764,933
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (4,296,107)
Investment securities of unaffiliated issuers 65,993
Net change in unrealized appreciation/depreciation (4,230,114)
Net realized/unrealized gains (losses) (1,465,181)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,893,456

Target Destination Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 21
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 3,821,308 $ 2,910,465 $ 2,235,164 $ 2,116,605 $ 1,220,500
265,806 224,684 192,655 196,703 124,498
196 141 148 222 200
98 58 31 181 206
4,087,408 3,135,348 2,427,998 2,313,711 1,345,404
127,944 120,300 106,634 110,735 69,893
48,951 46,294 45,048 44,554 31,706
96,048 94,847 85,123 91,762 51,664
46,992 44,442 45,048 40,990 31,706
48,024 47,424 42,562 45,881 25,832
73,360 70,757 54,355 61,160 36,668
1,775 1,658 1,468 1,500 985
3,500 3,290 2,932 3,034 1,914
446,594 429,012 383,170 399,616 250,368
3,640,814 2,706,336 2,044,828 1,914,095 1,095,036
3,328,539 3,739,972 3,678,939 4,085,186 2,578,149
850,839 1,027,918 1,429,442 808,478 1,240,439
(91,312) (4,477) 24,174 24,391 29,894
4,088,066 4,763,413 5,132,555 4,918,055 3,848,482
(5,671,686) (6,142,091) (5,927,420) (6,064,789) (4,263,204)
(20,780) (111,590) (102,952) (119,572) (93,446)
(5,692,466) (6,253,681) (6,030,372) (6,184,361) (4,356,650)
(1,604,400) (1,490,268) (897,817) (1,266,306) (508,168)
$ 2,036,414 $ 1,216,068 $ 1,147,011 $ 647,789 $ 586,868

22 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 634,777
Dividend income from unaffiliated issuers 61,937
Interest income (unaffiliated) 183
Income from securities lending (net of fees) (Note 2) 19
Total Income 696,916
EXPENSES:
Investment advisory fees 37,312
Distribution fees Class A 18,120
Distribution fees Class R 15,411
Administrative servicing fees Class A 17,395
Administrative servicing fees Class R 7,705
Administrative servicing fees Institutional Service Class 22,923
Professional fees 487
Trustee fees 1,013
Total Expenses 120,366
NET INVESTMENT INCOME 576,550
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 1,427,506
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 99,644
Transactions in investment securities of unaffiliated issuers 12,077
Net realized gains (losses) 1,539,227
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (1,886,335)
Investment securities of unaffiliated issuers (37,340)
Net change in unrealized appreciation/depreciation (1,923,675)
Net realized/unrealized gains (losses) (384,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 192,102
(a) For the period from March 10, 2025 (commencement of operations) through April 30, 2025.
(b) Excludes unrealized appreciation of $2,207,760 from the merger (Note 12).
(c) Excludes unrealized appreciation of $93,299 from the merger (Note 12).

Target Destination Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 23
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund(a)
Nationwide
Destination
Retirement Fund
$ 112,534 $ 822 $ 2,656,129
10,905 11 278,945
160 462 111
21 — 562
123,620 1,295 2,935,747
7,332 174 95,011
2,422 2 34,985
3,549 1 89,379
2,422 2 26,589
1,775 4 44,690
5,685 2 43,233
84 24 717
194 60 2,383
23,463 269 336,987
100,157 1,026 2,598,760
260,369 — 774,731
(88,842) (2,396) (2,499,684)
(196) 50 (320,683)
171,331 (2,346) (2,045,636)
(285,538) (16,585) (631,801) (b)
(2,954) 33 331,731 (c)
(288,492) (16,552) (300,070)
(117,161) (18,898) (2,345,706)
$ (17,004) $ (17,872) $ 253,054

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 4,358,637 $ 5,468,308
Net realized gains 2,764,933 17,337,365
Net change in unrealized appreciation/depreciation (4,230,114) 15,583,962
Change in net assets resulting from operations 2,893,456 38,389,635
Distributions to Shareholders From:
Distributable earnings:
Class A (4,469,990) (2,802,212)
Class R (4,545,065) (2,833,836)
Class R6 (6,907,290) (4,718,085)
Institutional Service Class (6,867,593) (3,706,301)
Change in net assets from shareholder distributions (22,789,938) (14,060,434)
Change in net assets from capital transactions (3,577,155) 8,894,659
Change in net assets (23,473,637) 33,223,860
Net Assets:
Beginning of period 215,339,026 182,115,166
End of period $ 191,865,389 $ 215,339,026
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,863,241 $ 4,177,427
Dividends reinvested 4,469,822 2,802,189
Cost of shares redeemed (5,597,734) (7,323,219)
Total Class A Shares 735,329 (343,603)
Class R Shares
Proceeds from shares issued 1,660,304 3,550,659
Dividends reinvested 4,545,065 2,833,836
Cost of shares redeemed (5,707,102) (7,817,774)
Total Class R Shares 498,267 (1,433,279)
Class R6 Shares
Proceeds from shares issued 11,578,626 8,665,432
Dividends reinvested 6,907,290 4,718,085
Cost of shares redeemed (29,197,848) (11,001,596)
Total Class R6 Shares (10,711,932) 2,381,921
Institutional Service Class Shares
Proceeds from shares issued 5,616,598 13,160,192
Dividends reinvested 6,867,593 3,706,301
Cost of shares redeemed (6,583,010) (8,576,873)
Total Institutional Service Class Shares 5,901,181 8,289,620
Change in net assets from capital transactions $ (3,577,155) $ 8,894,659

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 3,640,814 $ 4,592,771 $ 2,706,336 $ 3,616,289
4,088,066 19,333,684 4,763,413 19,850,464
(5,692,466) 16,309,905 (6,253,681) 16,032,618
2,036,414 40,236,360 1,216,068 39,499,371
(4,726,863) (2,647,900) (4,773,961) (2,416,365)
(4,640,113) (2,312,041) (4,840,539) (2,261,406)
(7,468,239) (4,450,653) (6,824,991) (3,396,571)
(7,025,258) (3,398,625) (6,874,008) (3,014,260)
(23,860,473) (12,809,219) (23,313,499) (11,088,602)
5,669,661 11,942,027 7,971,414 14,724,322
(16,154,398) 39,369,168 (14,126,017) 43,135,091
207,411,934 168,042,766 193,615,573 150,480,482
$ 191,257,536 $ 207,411,934 $ 179,489,556 $ 193,615,573
$ 2,240,160 $ 4,464,629 $ 1,794,466 $ 4,145,234
4,726,863 2,647,900 4,773,961 2,416,365
(6,004,076) (7,604,079) (5,338,750) (8,874,929)
962,947 (491,550) 1,229,677 (2,313,330)
2,173,764 4,987,675 1,416,412 3,289,418
4,640,113 2,312,041 4,840,539 2,261,406
(4,021,812) (5,763,368) (3,083,244) (5,654,700)
2,792,065 1,536,348 3,173,707 (103,876)
11,267,236 9,247,252 9,862,154 15,025,614
7,468,221 4,450,653 6,824,991 3,396,571
(24,247,504) (9,711,689) (22,868,697) (8,972,192)
(5,512,047) 3,986,216 (6,181,552) 9,449,993
4,809,634 10,851,528 6,410,472 11,581,246
7,025,258 3,398,625 6,874,008 3,014,260
(4,408,196) (7,339,140) (3,534,898) (6,903,971)
7,426,696 6,911,013 9,749,582 7,691,535
$ 5,669,661 $ 11,942,027 $ 7,971,414 $ 14,724,322

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 226,780 495,329
Reinvested 567,242 344,307
Redeemed (672,719) (867,721)
Total Class A Shares 121,303 (28,085)
Class R Shares
Issued 209,902 424,149
Reinvested 583,449 351,678
Redeemed (706,016) (929,499)
Total Class R Shares 87,335 (153,672)
Class R6 Shares
Issued 1,310,349 1,008,996
Reinvested 866,734 572,722
Redeemed (3,381,767) (1,297,287)
Total Class R6 Shares (1,204,684) 284,431
Institutional Service Class Shares
Issued 689,821 1,553,344
Reinvested 869,360 453,593
Redeemed (812,198) (1,011,141)
Total Institutional Service Class Shares 746,983 995,796
Total change in shares (249,063) 1,098,470

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
247,896 469,151 193,655 439,066
535,926 292,773 540,041 268,961
(637,809) (801,026) (596,236) (932,195)
146,013 (39,102) 137,460 (224,168)
235,866 530,103 159,024 349,339
533,960 258,875 556,384 255,219
(445,797) (619,487) (342,685) (607,750)
324,029 169,491 372,723 (3,192)
1,138,431 967,657 983,083 1,561,570
836,370 484,327 759,176 370,390
(2,497,802) (1,006,493) (2,326,162) (942,296)
(523,001) 445,491 (583,903) 989,664
525,123 1,144,129 699,682 1,206,753
794,715 374,090 768,905 330,923
(474,111) (776,100) (372,172) (719,350)
845,727 742,119 1,096,415 818,326
792,768 1,317,999 1,022,695 1,580,630

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 2,044,828 $ 3,081,804
Net realized gains 5,132,555 19,091,776
Net change in unrealized appreciation/depreciation (6,030,372) 15,259,381
Change in net assets resulting from operations 1,147,011 37,432,961
Distributions to Shareholders From:
Distributable earnings:
Class A (4,780,032) (2,119,040)
Class R (4,594,423) (1,913,907)
Class R6 (6,808,433) (3,213,408)
Institutional Service Class (5,660,071) (2,188,951)
Change in net assets from shareholder distributions (21,842,959) (9,435,306)
Change in net assets from capital transactions 7,888,019 7,163,984
Change in net assets (12,807,929) 35,161,639
Net Assets:
Beginning of period 171,318,823 136,157,184
End of period $ 158,510,894 $ 171,318,823
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,047,768 $ 3,911,089
Dividends reinvested 4,780,032 2,119,040
Cost of shares redeemed (2,920,702) (8,122,047)
Total Class A Shares 3,907,098 (2,091,918)
Class R Shares
Proceeds from shares issued 1,645,619 3,222,879
Dividends reinvested 4,594,423 1,913,907
Cost of shares redeemed (4,107,845) (4,429,553)
Total Class R Shares 2,132,197 707,233
Class R6 Shares
Proceeds from shares issued 9,111,778 8,145,766
Dividends reinvested 6,808,433 3,213,408
Cost of shares redeemed (20,792,840) (7,433,893)
Total Class R6 Shares (4,872,629) 3,925,281
Institutional Service Class Shares
Proceeds from shares issued 5,265,999 8,686,208
Dividends reinvested 5,660,071 2,188,951
Cost of shares redeemed (4,204,717) (6,251,771)
Total Institutional Service Class Shares 6,721,353 4,623,388
Change in net assets from capital transactions $ 7,888,019 $ 7,163,984

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 1,914,095 $ 2,773,524 $ 1,095,036 $ 1,862,773
4,918,055 18,865,574 3,848,482 12,442,782
(6,184,361) 15,488,439 (4,356,650) 10,657,051
647,789 37,127,537 586,868 24,962,606
(4,590,796) (1,654,836) (3,358,239) (1,050,850)
(4,710,248) (1,600,757) (2,790,595) (858,921)
(6,410,828) (2,439,459) (4,055,057) (1,683,811)
(6,016,987) (1,988,719) (3,705,758) (1,045,619)
(21,728,859) (7,683,771) (13,909,649) (4,639,201)
11,138,369 16,839,265 1,346,771 11,151,473
(9,942,701) 46,283,031 (11,976,010) 31,474,878
174,748,644 128,465,613 116,818,442 85,343,564
$ 164,805,943 $ 174,748,644 $ 104,842,432 $ 116,818,442
$ 2,233,503 $ 5,679,947 $ 1,542,979 $ 2,995,008
4,590,796 1,654,836 3,358,239 1,050,850
(5,939,844) (6,165,485) (2,463,493) (4,058,356)
884,455 1,169,298 2,437,725 (12,498)
1,532,314 5,823,997 1,005,556 2,853,918
4,710,248 1,600,757 2,790,595 858,921
(4,279,228) (5,126,665) (3,536,851) (3,385,624)
1,963,334 2,298,089 259,300 327,215
5,972,112 8,984,786 14,160,387 8,933,025
6,410,828 2,439,459 4,055,057 1,683,811
(12,686,272) (5,706,267) (25,168,596) (4,561,730)
(303,332) 5,717,978 (6,953,152) 6,055,106
6,880,545 11,857,096 3,868,153 5,523,487
6,016,987 1,988,719 3,705,758 1,045,619
(4,303,620) (6,191,915) (1,971,013) (1,787,456)
8,593,912 7,653,900 5,602,898 4,781,650
$ 11,138,369 $ 16,839,265 $ 1,346,771 $ 11,151,473

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 210,513 390,965
Reinvested 511,233 222,945
Redeemed (298,208) (809,353)
Total Class A Shares 423,538 (195,443)
Class R Shares
Issued 179,321 325,770
Reinvested 502,672 205,550
Redeemed (429,583) (445,724)
Total Class R Shares 252,410 85,596
Class R6 Shares
Issued 856,700 808,219
Reinvested 717,432 332,422
Redeemed (2,004,217) (734,060)
Total Class R6 Shares (430,085) 406,581
Institutional Service Class Shares
Issued 542,568 864,525
Reinvested 604,708 229,566
Redeemed (426,120) (625,803)
Total Institutional Service Class Shares 721,156 468,288
Total change in shares 967,019 765,022

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 31
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
254,287 625,844 113,352 212,167
537,564 193,163 253,261 78,463
(660,093) (677,962) (178,518) (289,213)
131,758 141,045 188,095 1,417
180,618 669,711 74,013 202,564
567,500 191,439 212,374 64,728
(492,292) (574,673) (262,224) (237,589)
255,826 286,477 24,163 29,703
633,619 987,798 928,057 624,000
746,313 281,389 301,940 123,461
(1,387,792) (627,791) (1,643,750) (317,266)
(7,860) 641,396 (413,753) 430,195
777,614 1,305,149 281,966 386,713
704,565 231,089 276,549 77,059
(482,332) (681,274) (137,814) (126,519)
999,847 854,964 420,701 337,253
1,379,571 1,923,882 219,206 798,568

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 576,550 $ 869,127
Net realized gains (losses) 1,539,227 5,568,451
Net change in unrealized appreciation/depreciation (1,923,675) 5,356,590
Change in net assets resulting from operations 192,102 11,794,168
Distributions to Shareholders From:
Distributable earnings:
Class A (1,619,093) (527,188)
Class R (709,665) (188,037)
Class R6 (2,064,363) (698,242)
Institutional Service Class (1,967,998) (541,443)
Change in net assets from shareholder distributions (6,361,119) (1,954,910)
Change in net assets from capital transactions 6,320,126 7,350,152
Change in net assets 151,109 17,189,410
Net Assets:
Beginning of period 56,822,073 39,632,663
End of period $ 56,973,182 $ 56,822,073
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,219,718 $ 2,549,852
Dividends reinvested 1,619,093 527,188
Cost of shares redeemed (1,527,233) (3,570,416)
Total Class A Shares 1,311,578 (493,376)
Class R Shares
Proceeds from shares issued 684,939 1,818,033
Dividends reinvested 709,665 188,037
Cost of shares redeemed (1,346,845) (774,657)
Total Class R Shares 47,759 1,231,413
Class R6 Shares
Proceeds from shares issued 1,955,582 4,347,711
Dividends reinvested 2,064,363 698,242
Cost of shares redeemed (2,908,190) (2,608,225)
Total Class R6 Shares 1,111,755 2,437,728
Institutional Service Class Shares
Proceeds from shares issued 5,407,715 5,728,721
Dividends reinvested 1,967,998 541,443
Cost of shares redeemed (3,526,679) (2,095,777)
Total Institutional Service Class Shares 3,849,034 4,174,387
Change in net assets from capital transactions $ 6,320,126 $ 7,350,152

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 33
Nationwide Destination 2065 Fund
Nationwide
Destination 2070
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Period Ended
April 30, 2025(a)
(Unaudited)
$ 100,157 $ 129,763 $ 1,026
171,331 714,418 (2,346)
(288,492) 976,655 (16,552)
(17,004) 1,820,836 (17,872)
(139,518) (23,814) —
(88,551) (10,302) —
(281,117) (63,583) —
(371,034) (73,669) —
(880,220) (171,368) —
3,771,847 2,178,802 1,000,000
2,874,623 3,828,270 982,128
9,954,209 6,125,939 —
$ 12,828,832 $ 9,954,209 $ 982,128
$ 893,443 $ 760,156 $ 5,000
139,518 23,814 —
(181,066) (939,543) —
851,895 (155,573) 5,000
1,038,031 549,745 5,000
88,551 10,302 —
(173,213) (174,795) —
953,369 385,252 5,000
720,937 1,210,794 985,000
281,117 63,583 —
(300,310) (382,502) —
701,744 891,875 985,000
1,195,781 1,691,784 5,000
371,034 73,669 —
(301,976) (708,205) —
1,264,839 1,057,248 5,000
$ 3,771,847 $ 2,178,802 $ 1,000,000

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 102,077 211,077
Reinvested 139,337 45,990
Redeemed (125,627) (301,729)
Total Class A Shares 115,787 (44,662)
Class R Shares
Issued 58,137 152,433
Reinvested 61,549 16,534
Redeemed (114,302) (64,394)
Total Class R Shares 5,384 104,573
Class R6 Shares
Issued 160,925 357,840
Reinvested 176,743 60,124
Redeemed (240,147) (211,489)
Total Class R6 Shares 97,521 206,475
Institutional Service Class Shares
Issued 458,413 467,552
Reinvested 168,637 46,782
Redeemed (296,406) (169,862)
Total Institutional Service Class Shares 330,644 344,472
Total change in shares 549,336 610,858
(a)
For the period from March 10, 2025 (commencement of operations) through April 30, 2025.

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 35
Nationwide Destination 2065 Fund
Nationwide
Destination 2070
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Period Ended
April 30, 2025(a)
(Unaudited)
70,474 59,596 500
11,082 1,960 —
(13,295) (79,251) —
68,261 (17,695) 500
80,915 42,650 500
7,067 857 —
(13,622) (14,163) —
74,360 29,344 500
56,656 94,621 98,500
22,275 5,167 —
(22,144) (29,871) —
56,787 69,917 98,500
92,120 132,771 500
29,424 6,021 —
(22,103) (55,227) —
99,441 83,565 500
298,849 165,131 100,000

36 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 2,598,760 $ 3,298,501
Net realized gains (losses) (2,045,636) 5,339,252
Net change in unrealized appreciation/depreciation (300,070) 6,886,329
Change in net assets resulting from operations 253,054 15,524,082
Distributions to Shareholders From:
Distributable earnings:
Class A (1,541,718) (903,827)
Class R (2,346,588) (1,467,471)
Class R6 (3,065,477) (2,131,538)
Institutional Service Class (1,709,400) (1,043,735)
Change in net assets from shareholder distributions (8,663,183) (5,546,571)
Change in net assets from capital transactions 131,960,454 (6,761,176)
Change in net assets 123,550,325 3,216,335
Net Assets:
Beginning of period 99,503,873 96,287,538
End of period $ 223,054,198 $ 99,503,873
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,170,931 $ 1,768,632
Proceeds from shares issued from merger (Note 12) 29,173,657 —
Dividends reinvested 1,538,962 902,258
Cost of shares redeemed (3,300,359) (3,446,009)
Total Class A Shares 28,583,191 (775,119)
Class R Shares
Proceeds from shares issued 2,026,045 2,007,719
Proceeds from shares issued from merger (Note 12) 25,799,345 —
Dividends reinvested 2,346,588 1,467,471
Cost of shares redeemed (5,220,130) (6,644,225)
Total Class R Shares 24,951,848 (3,169,035)
Class R6 Shares
Proceeds from shares issued 5,687,502 4,993,123
Proceeds from shares issued from merger (Note 12) 44,418,608 —
Dividends reinvested 3,065,477 2,131,538
Cost of shares redeemed (17,728,269) (8,248,975)
Total Class R6 Shares 35,443,318 (1,124,314)
Institutional Service Class Shares
Proceeds from shares issued 1,782,445 2,132,360
Proceeds from shares issued from merger (Note 12) 42,997,827 —
Dividends reinvested 1,709,400 1,043,735
Cost of shares redeemed (3,507,575) (4,868,803)
Total Institutional Service Class Shares 42,982,097 (1,692,708)
Change in net assets from capital transactions $ 131,960,454 $ (6,761,176)

Target Destination Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 37
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 164,439 239,754
Issued in merger (Note 12) 4,095,268 —
Reinvested 221,092 124,706
Redeemed (461,021) (469,350)
Total Class A Shares 4,019,778 (104,890)
Class R Shares
Issued 288,771 271,441
Issued in merger (Note 12) 3,648,129 —
Reinvested 339,581 204,551
Redeemed (743,093) (902,729)
Total Class R Shares 3,533,388 (426,737)
Class R6 Shares
Issued 758,532 666,118
Issued in merger (Note 12) 6,214,235 —
Reinvested 439,121 293,663
Redeemed (2,425,675) (1,104,102)
Total Class R6 Shares 4,986,213 (144,321)
Institutional Service Class Shares
Issued 253,684 288,851
Issued in merger (Note 12) 6,031,673 —
Reinvested 245,565 144,139
Redeemed (489,570) (660,535)
Total Institutional Service Class Shares 6,041,352 (227,545)
Total change in shares 18,580,731 (903,493)

38 - Financial Highlights - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 8.79 $ 0.17 $ (0.06) $ 0.11 $ (0.23) $ (0.75) $ — $ (0.98) $ 7.92 1.29% $ 38,497 0.62% 4.19% 0.62% 26.53%
10/31/2024 7.79 0.21 1.39 1.60 (0.23) (0.37) — (0.60) 8.79 21.06% 41,680 0.63% 2.52% 0.63% 39.72%
10/31/2023 7.62 0.07 0.30 0.37 (0.08) (0.12) — (0.20) 7.79 4.96% 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) — (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
Class R Shares
4/30/2025 (Unaudited) 8.70 0.16 (0.07) 0.09 (0.22) (0.75) — (0.97) 7.82 1.09% 38,471 0.89% 3.90% 0.89% 26.53%
10/31/2024 7.72 0.19 1.37 1.56 (0.21) (0.37) — (0.58) 8.70 20.75% 42,034 0.88% 2.25% 0.88% 39.72%
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) — (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
Class R6 Shares
4/30/2025 (Unaudited) 8.89 0.20 (0.08) 0.12 (0.25) (0.75) — (1.00) 8.01 1.41% 53,679 0.14% 4.76% 0.14% 26.53%
10/31/2024 7.86 0.26 1.40 1.66 (0.26) (0.37) — (0.63) 8.89 21.72% 70,244 0.14% 2.98% 0.14% 39.72%
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) — (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
Institutional Service Class Shares
4/30/2025 (Unaudited) 8.81 0.18 (0.06) 0.12 (0.24) (0.75) — (0.99) 7.94 1.41% 61,219 0.39% 4.34% 0.39% 26.53%
10/31/2024 7.80 0.22 1.40 1.62 (0.24) (0.37) — (0.61) 8.81 21.38% 61,381 0.39% 2.63% 0.39% 39.72%
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) — (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.91 $ 0.16 $ (0.08) $ 0.08 $ (0.24) $ (0.95) $ — $ (1.19) $ 8.80 0.79% $ 38,097 0.63% 3.53% 0.63% 26.55%
10/31/2024 8.57 0.21 1.76 1.97 (0.22) (0.41) — (0.63) 9.91 23.70% 41,434 0.62% 2.20% 0.62% 42.20%
10/31/2023 8.26 0.06 0.41 0.47 (0.07) (0.09) — (0.16) 8.57 5.67% 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) — (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
Class R Shares
4/30/2025 (Unaudited) 9.78 0.15 (0.07) 0.08 (0.24) (0.95) — (1.19) 8.67 0.74% 36,977 0.89% 3.24% 0.89% 26.55%
10/31/2024 8.47 0.18 1.74 1.92 (0.20) (0.41) — (0.61) 9.78 23.37% 38,552 0.88% 1.93% 0.88% 42.20%
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) — (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
Class R6 Shares
4/30/2025 (Unaudited) 10.02 0.19 (0.07) 0.12 (0.26) (0.95) — (1.21) 8.93 1.20% 56,825 0.14% 4.08% 0.14% 26.55%
10/31/2024 8.66 0.25 1.78 2.03 (0.26) (0.41) — (0.67) 10.02 24.27% 69,067 0.14% 2.64% 0.14% 42.20%
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) — (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.93 0.17 (0.07) 0.10 (0.25) (0.95) — (1.20) 8.83 0.97% 59,358 0.39% 3.72% 0.39% 26.55%
10/31/2024 8.59 0.22 1.77 1.99 (0.24) (0.41) — (0.65) 9.93 23.94% 58,359 0.39% 2.34% 0.39% 42.20%
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) — (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.96 $ 0.13 $ (0.07) $ 0.06 $ (0.22) $ (1.04) $ — $ (1.26) $ 8.76 0.45% $ 34,794 0.63% 2.83% 0.63% 26.95%
10/31/2024 8.44 0.18 1.95 2.13 (0.19) (0.42) — (0.61) 9.96 26.05% 38,172 0.62% 1.93% 0.62% 44.86%
10/31/2023 8.11 0.05 0.46 0.51 (0.05) (0.13) — (0.18) 8.44 6.42% 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) — (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
Class R Shares
4/30/2025 (Unaudited) 9.82 0.11 (0.06) 0.05 (0.21) (1.04) — (1.25) 8.62 0.39% 36,932 0.89% 2.51% 0.89% 26.95%
10/31/2024 8.34 0.15 1.93 2.08 (0.18) (0.42) — (0.60) 9.82 25.65% 38,421 0.88% 1.64% 0.88% 44.86%
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) — (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
Class R6 Shares
4/30/2025 (Unaudited) 10.12 0.15 (0.07) 0.08 (0.23) (1.04) — (1.27) 8.93 0.70% 49,370 0.14% 3.30% 0.14% 26.95%
10/31/2024 8.56 0.22 2.00 2.22 (0.24) (0.42) — (0.66) 10.12 26.75% 61,826 0.14% 2.29% 0.14% 44.86%
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) — (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.06 0.13 (0.05) 0.08 (0.23) (1.04) — (1.27) 8.87 0.63% 58,393 0.39% 2.91% 0.39% 26.95%
10/31/2024 8.52 0.20 1.98 2.18 (0.22) (0.42) — (0.64) 10.06 26.33% 55,195 0.38% 2.06% 0.38% 44.86%
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) — (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.60 $ 0.11 $ (0.06) $ 0.05 $ (0.22) $ (1.18) $ — $ (1.40) $ 9.25 0.36% $ 35,710 0.64% 2.33% 0.64% 26.85%
10/31/2024 8.84 0.18 2.18 2.36 (0.19) (0.41) — (0.60) 10.60 27.39% 36,408 0.63% 1.78% 0.63% 46.67%
10/31/2023 8.49 0.04 0.52 0.56 (0.05) (0.16) — (0.21) 8.84 6.62% 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) — (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
Class R Shares
4/30/2025 (Unaudited) 10.39 0.10 (0.06) 0.04 (0.21) (1.18) — (1.39) 9.04 0.30% 32,861 0.89% 2.08% 0.89% 26.85%
10/31/2024 8.68 0.15 2.14 2.29 (0.17) (0.41) — (0.58) 10.39 27.11% 35,147 0.88% 1.49% 0.88% 46.67%
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) — (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
Class R6 Shares
4/30/2025 (Unaudited) 10.73 0.14 (0.06) 0.08 (0.23) (1.18) — (1.41) 9.40 0.68% 46,011 0.14% 2.88% 0.14% 26.85%
10/31/2024 8.95 0.23 2.20 2.43 (0.24) (0.41) — (0.65) 10.73 27.90% 57,141 0.14% 2.21% 0.14% 46.67%
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) — (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.60 0.12 (0.04) 0.08 (0.23) (1.18) — (1.41) 9.27 0.63% 43,928 0.39% 2.51% 0.39% 26.85%
10/31/2024 8.85 0.19 2.18 2.37 (0.21) (0.41) — (0.62) 10.60 27.56% 42,623 0.38% 1.92% 0.38% 46.67%
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) — (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.59 $ 0.09 $ (0.06) $ 0.03 $ (0.19) $ (1.02) $ — $ (1.21) $ 8.41 0.12% $ 33,928 0.62% 2.14% 0.62% 25.14%
10/31/2024 7.87 0.15 2.01 2.16 (0.15) (0.29) — (0.44) 9.59 28.23% 37,415 0.63% 1.62% 0.63% 45.69%
10/31/2023 7.55 0.03 0.47 0.50 (0.03) (0.15) — (0.18) 7.87 6.76% 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) — (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
Class R Shares
4/30/2025 (Unaudited) 9.35 0.08 (0.05) 0.03 (0.19) (1.02) — (1.21) 8.17 0.06% 35,090 0.89% 1.83% 0.89% 25.14%
10/31/2024 7.69 0.12 1.97 2.09 (0.14) (0.29) — (0.43) 9.35 27.82% 37,781 0.88% 1.32% 0.88% 45.69%
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) — (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
Class R6 Shares
4/30/2025 (Unaudited) 9.65 0.12 (0.06) 0.06 (0.21) (1.02) — (1.23) 8.48 0.38% 45,865 0.14% 2.64% 0.14% 25.14%
10/31/2024 7.93 0.19 2.03 2.22 (0.21) (0.29) — (0.50) 9.65 28.78% 52,263 0.14% 2.08% 0.14% 45.69%
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) — (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.59 0.10 (0.05) 0.05 (0.20) (1.02) — (1.22) 8.42 0.30% 49,923 0.39% 2.25% 0.39% 25.14%
10/31/2024 7.88 0.16 2.02 2.18 (0.18) (0.29) — (0.47) 9.59 28.45% 47,290 0.38% 1.80% 0.38% 45.69%
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) — (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 14.99 $ 0.13 $ (0.06) $ 0.07 $ (0.29) $ (1.69) $ — $ (1.98) $ 13.08 0.31% $ 24,786 0.64% 1.92% 0.64% 35.09%
10/31/2024 12.22 0.23 3.17 3.40 (0.25) (0.38) — (0.63) 14.99 28.43% 25,602 0.62% 1.61% 0.62% 45.89%
10/31/2023 11.69 0.04 0.76 0.80 (0.05) (0.22) — (0.27) 12.22 6.94% 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) — (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
Class R Shares
4/30/2025 (Unaudited) 14.87 0.12 (0.07) 0.05 (0.28) (1.69) — (1.97) 12.95 0.17% 19,059 0.89% 1.71% 0.89% 35.09%
10/31/2024 12.14 0.19 3.14 3.33 (0.22) (0.38) — (0.60) 14.87 28.05% 21,534 0.88% 1.34% 0.88% 45.89%
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) — (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
Class R6 Shares
4/30/2025 (Unaudited) 15.16 0.16 (0.06) 0.10 (0.31) (1.69) — (2.00) 13.26 0.51% 30,768 0.14% 2.31% 0.14% 35.09%
10/31/2024 12.35 0.29 3.21 3.50 (0.31) (0.38) — (0.69) 15.16 29.06% 41,452 0.14% 2.05% 0.14% 45.89%
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) — (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
Institutional Service Class Shares
4/30/2025 (Unaudited) 15.13 0.14 (0.06) 0.08 (0.30) (1.69) — (1.99) 13.22 0.37% 30,230 0.39% 2.07% 0.39% 35.09%
10/31/2024 12.33 0.25 3.21 3.46 (0.28) (0.38) — (0.66) 15.13 28.72% 28,230 0.38% 1.78% 0.38% 45.89%
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) — (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 12.84 $ 0.11 $ (0.07) $ 0.04 $ (0.25) $ (1.19) $ — $ (1.44) $ 11.44 0.12% $ 14,290 0.63% 1.83% 0.63% 28.79%
10/31/2024 10.40 0.19 2.74 2.93 (0.21) (0.28) — (0.49) 12.84 28.67% 14,553 0.63% 1.60% 0.63% 49.06%
10/31/2023 9.91 0.04 0.65 0.69 (0.04) (0.16) — (0.20) 10.40 7.02% 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) — (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
Class R Shares
4/30/2025 (Unaudited) 12.76 0.10 (0.08) 0.02 (0.24) (1.19) — (1.43) 11.35 (0.02)% 5,704 0.89% 1.63% 0.89% 28.79%
10/31/2024 10.34 0.15 2.74 2.89 (0.19) (0.28) — (0.47) 12.76 28.42% 6,343 0.88% 1.21% 0.88% 49.06%
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) — (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
Class R6 Shares
4/30/2025 (Unaudited) 12.91 0.14 (0.07) 0.07 (0.26) (1.19) — (1.45) 11.53 0.43%(g) 17,653 0.14% 2.31% 0.14% 28.79%
10/31/2024 10.45 0.25 2.76 3.01 (0.27) (0.28) — (0.55) 12.91 29.35%(g) 18,520 0.14% 2.02% 0.14% 49.06%
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) — (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
Institutional Service Class Shares
4/30/2025 (Unaudited) 12.90 0.12 (0.06) 0.06 (0.26) (1.19) — (1.45) 11.51 0.28% 19,326 0.39% 1.98% 0.39% 28.79%
10/31/2024 10.44 0.21 2.77 2.98 (0.24) (0.28) — (0.52) 12.90 29.08% 17,406 0.38% 1.70% 0.38% 49.06%
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) — (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 13.52 $ 0.09 $ (0.06) $ 0.03 $ (0.26) $ (0.90) $ — $ (1.16) $ 12.39 0.06% $ 2,321 0.63% 1.42% 0.63% 21.88%
10/31/2024 10.73 0.17 2.90 3.07 (0.21) (0.07) — (0.28) 13.52 28.87% 1,610 0.63% 1.34% 0.63% 57.31%
10/31/2023 10.17 0.03 0.67 0.70 (0.04) (0.10) — (0.14) 10.73 6.97% 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) — (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
4/30/2025 (Unaudited) 13.46 0.06 (0.06) — (0.25) (0.90) — (1.15) 12.31 (0.15)% 1,811 0.89% 0.94% 0.89% 21.88%
10/31/2024 10.69 0.13 2.90 3.03 (0.19) (0.07) — (0.26) 13.46 28.57% 979 0.88% 1.00% 0.88% 57.31%
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) — (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
4/30/2025 (Unaudited) 13.56 0.14 (0.09) 0.05 (0.27) (0.90) — (1.17) 12.44 0.27% 3,693 0.13% 2.16% 0.13% 21.88%
10/31/2024 10.76 0.24 2.90 3.14 (0.27) (0.07) — (0.34) 13.56 29.53% 3,255 0.14% 1.90% 0.14% 57.31%
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) — (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
4/30/2025 (Unaudited) 13.55 0.12 (0.09) 0.03 (0.26) (0.90) — (1.16) 12.42 0.13% 5,004 0.38% 1.90% 0.38% 21.88%
10/31/2024 10.75 0.21 2.90 3.11 (0.24) (0.07) — (0.31) 13.55 29.26% 4,110 0.38% 1.64% 0.38% 57.31%
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) — (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

46 - Financial Highlights - April 30, 2025 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2070 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025(g)
(Unaudited) $ 10.00 $ — $ (0.19) $ (0.19) $ — $ — $ — $ 9.81 (1.90)% $ 5 0.64% 0.25% 0.64% 11.09%
Class R Shares
4/30/2025(g)
(Unaudited) 10.00 — (0.19) (0.19) — — — 9.81 (1.90)% 5 0.91% (0.01)% 0.91% 11.09%
Class R6 Shares
4/30/2025(g)
(Unaudited) 10.00 0.01 (0.19) (0.18) — — — 9.82 (1.80)% 967 0.18% 0.72% 0.18% 11.09%
Institutional Service Class Shares
4/30/2025(g)
(Unaudited) 10.00 0.01 (0.19) (0.18) — — — 9.82 (1.80)% 5 0.43% 0.47% 0.43% 11.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 10, 2025 (commencement of operations) through April 30, 2025. Total return is calculated based on inception date of March 7, 2025 through
April 30, 2025.

Target Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 7.62 $ 0.11 $ — $ 0.11 $ (0.22) $ (0.46) $ (0.68) $ 7.05 1.60% $ 44,315 0.57% 3.22% 0.57% 27.11%
10/31/2024 6.89 0.23 0.89 1.12 (0.23) (0.16) (0.39) 7.62 16.65% 17,266 0.58% 3.09% 0.58% 27.87%
10/31/2023 6.95 0.10 0.14 0.24 (0.12) (0.18) (0.30) 6.89 3.42% 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
Class R Shares
4/30/2025 (Unaudited) 7.57 0.12 (0.02) 0.10 (0.21) (0.46) (0.67) 7.00 1.46% 49,698 0.88% 3.53% 0.88% 27.11%
10/31/2024 6.85 0.21 0.88 1.09 (0.21) (0.16) (0.37) 7.57 16.29% 26,997 0.88% 2.87% 0.88% 27.87%
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
Class R6 Shares
4/30/2025 (Unaudited) 7.64 0.14 (0.02) 0.12 (0.23) (0.46) (0.69) 7.07 1.78% 69,036 0.13% 4.06% 0.13% 27.11%
10/31/2024 6.91 0.26 0.90 1.16 (0.27) (0.16) (0.43) 7.64 17.12% 36,457 0.14% 3.57% 0.14% 27.87%
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
Institutional Service Class Shares
4/30/2025 (Unaudited) 7.62 0.11 0.01 0.12 (0.23) (0.46) (0.69) 7.05 1.68% 60,005 0.38% 3.08% 0.38% 27.11%
10/31/2024 6.90 0.24 0.89 1.13 (0.25) (0.16) (0.41) 7.62 16.70% 18,783 0.39% 3.31% 0.39% 27.87%
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination 2070 Fund ("Destination 2070")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Nationwide Destination 2070 Fund commenced operations on March 10, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 49
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
("NAV") as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,632,858 $ – $ – $ 17,632,858
Investment Companies 167,686,216 – – 167,686,216
Short-Term Investment 6,662,888 – – 6,662,888
Total $ 191,981,962 $ – $ – $ 191,981,962
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,218,174 $ – $ – $ 18,218,174
Investment Companies 170,034,203 – – 170,034,203
Short-Term Investment 3,122,936 – – 3,122,936
Total $ 191,375,313 $ – $ – $ 191,375,313

50 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,612,587 $ – $ – $ 17,612,587
Investment Companies 160,934,806 – – 160,934,806
Short-Term Investment 1,060,301 – – 1,060,301
Total $ 179,607,694 $ – $ – $ 179,607,694
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,099,614 $ – $ – $ 15,099,614
Investment Companies 142,619,960 – – 142,619,960
Short-Term Investment 892,856 – – 892,856
Total $ 158,612,430 $ – $ – $ 158,612,430
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,344,927 $ – $ – $ 16,344,927
Investment Companies 148,547,435 – – 148,547,435
Repurchase Agreement – 1,050,259 – 1,050,259
Total $ 164,892,362 $ 1,050,259 $ – $ 165,942,621
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,423,197 $ – $ – $ 10,423,197
Investment Companies 94,458,745 – – 94,458,745
Total $ 104,881,942 $ – $ – $ 104,881,942
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,549,221 $ – $ – $ 5,549,221
Investment Companies 51,437,676 – – 51,437,676
Total $ 56,986,897 $ – $ – $ 56,986,897
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 1,196,988 $ – $ – $ 1,196,988
Investment Companies 11,632,691 – – 11,632,691
Repurchase Agreement – 30,100 – 30,100
Total $ 12,829,679 $ 30,100 $ – $ 12,859,779

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 51
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semi-annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized
Destination 2070
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 95,846 $ – $ – $ 95,846
Investment Companies 886,371 – – 886,371
Total $ 982,217 $ – $ – $ 982,217
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,141,812 $ – $ – $ 23,141,812
Investment Companies 189,642,378 – – 189,642,378
Repurchase Agreements – 8,678,566 – 8,678,566
Short-Term Investment 10,355,275 – – 10,355,275
Total $ 223,139,465 $ 8,678,566 $ – $ 231,818,031

52 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Destination 2050 $ 1,050,259
Destination 2065 30,100
Destination Retirement 8,678,566

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 53
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Societe Generale , 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Destination 2050
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,050,259 $ – $ 1,050,259 $ (1,050,259) $ –
Total $ 1,050,259 $ – $ 1,050,259 $ (1,050,259) $ –
Destination 2065
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 30,100 $ – $ 30,100 $ (30,100) $ –
Total $ 30,100 $ – $ 30,100 $ (30,100) $ –

54 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Destination Retirement
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,678,566 $ – $ 3,678,566 $ (3,678,566) $ –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,678,566 $ – $ 8,678,566 $ (8,678,566) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 55
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2025, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2025, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $12,525. From these fees, NFD retained a portion amounting to $1,761.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2025, the Funds did not impose CDSCs.

56 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Class A Class R
Institutional
Service Class
Destination 2030 0.23% 0.25% 0.25%
Destination 2035 0.24 0.25 0.25
Destination 2040 0.24 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.23 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.24 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination 2070 0.22 0.56 0.22
Destination Retirement 0.19 0.25 0.25
Fund Amount
Destination 2030 $ 172,682
Destination 2035 168,376
Destination 2040 162,623
Destination 2045 141,965
Destination 2050 148,031
Destination 2055 94,206
Destination 2060 48,023
Destination 2065 9,882
Destination 2070 8
Destination Retirement 114,512
Fund
% of Shares
Outstanding
Owned
Destination 2030 27.28%
Destination 2035 26.89
Destination 2040 26.89
Destination 2045 24.80
Destination 2050 21.67
Destination 2055 30.10
Destination 2060 34.86
Destination 2065 46.72
Destination 2070 100.00
Destination Retirement 24.53

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 57
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2025 were as follows:
Destination 2030
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 764,284 8,551,374 675,323 (1,575,447) (50,296) 18,958 7,619,912 233,180 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,414,057 52,169,846 7,577,878 (17,261,456) 366,255 (2,088,685) 40,763,838 282,708 428,504
Nationwide International
Equity Portfolio, Class R6 1,239,941 — 14,593,031 (1,648,019) 25,293 1,301,417 14,271,722 8,552 —
Nationwide International
Index Fund, Class R6 1,698,700 28,109,681 2,025,560 (14,670,427) 1,961,835 (1,068,171) 16,358,478 393,856 —
Nationwide Mid Cap Market
Index Fund, Class R6 14,700 6,332,756 1,014,666 (6,350,508) 1,117,693 (1,893,671) 220,936 36,573 531,139
Nationwide Small Cap Index
Fund, Class R6 197,862 2,714,038 425,789 (709,970) 146,236 (447,093) 2,129,000 23,310 77,392
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,522,447 19,666,007 4,445,768 (4,467,300) 385,640 (2,354,509) 17,675,606 42,016 1,631,708
Nationwide Bond Portfolio,
Class R6 7,388,892 75,131,470 8,301,659 (19,207,476) (3,560,382) 1,992,530 62,657,801 3,390,032 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 653,100 6,268,136 562,983 (961,305) (124,008) 243,117 5,988,923 71,733 —
Total 198,943,308 39,622,657 (66,851,908) 268,266 (4,296,107) 167,686,216 4,481,960 2,668,743
Destination 2035
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 562,294 5,912,850 496,778 (780,705) (24,600) 1,751 5,606,074 164,078 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,988,309 58,921,035 6,947,924 (16,212,089) 344,605 (2,381,064) 47,620,411 324,466 491,311
Nationwide International
Equity Portfolio, Class R6 1,376,163 — 15,655,734 (1,360,238) 5,026 1,539,113 15,839,635 9,914 —
Nationwide International
Index Fund, Class R6 1,976,147 32,095,367 2,371,710 (16,490,517) 1,868,731 (814,994) 19,030,297 457,161 —
Nationwide Mid Cap Market
Index Fund, Class R6 147,776 8,672,181 1,370,242 (6,657,686) 661,953 (1,825,610) 2,221,080 51,220 743,068
Nationwide Small Cap Index
Fund, Class R6 421,033 5,290,445 928,530 (1,030,889) 127,890 (785,661) 4,530,315 48,466 160,910
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,804,831 22,883,768 4,831,276 (4,390,543) 295,052 (2,665,469) 20,954,084 49,730 1,933,250
Nationwide Bond Portfolio,
Class R6 6,090,563 58,319,377 7,469,021 (12,922,390) (2,362,455) 1,144,417 51,647,970 2,686,856 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 281,825 2,510,368 306,432 (282,931) (65,363) 115,831 2,584,337 29,417 —
Total 194,605,391 40,377,647 (60,127,988) 850,839 (5,671,686) 170,034,203 3,821,308 3,328,539
Destination 2040
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 387,873 3,776,768 567,844 (462,177) (15,920) 581 3,867,096 106,562 —

58 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,449,158 64,902,308 6,146,326 (15,571,566) 250,766 (2,604,883) 53,122,951 363,268 548,176
Nationwide International
Equity Portfolio, Class R6 1,418,249 — 15,902,777 (1,277,345) 5,862 1,692,755 16,324,049 10,850 —
Nationwide International
Index Fund, Class R6 2,127,560 34,881,843 2,568,855 (18,124,223) 1,788,795 (626,869) 20,488,401 500,634 —
Nationwide Mid Cap Market
Index Fund, Class R6 277,991 10,613,687 1,871,255 (6,793,218) 384,217 (1,897,736) 4,178,205 63,586 919,387
Nationwide Small Cap Index
Fund, Class R6 439,142 5,442,420 958,593 (978,660) 57,427 (754,613) 4,725,167 50,355 167,181
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,935,883 24,694,253 5,024,827 (4,605,234) 151,416 (2,789,659) 22,475,603 54,607 2,105,228
Nationwide Bond Portfolio,
Class R6 4,117,104 37,845,153 6,505,793 (8,665,361) (1,575,255) 802,710 34,913,040 1,751,733 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 91,635 735,986 166,445 (78,370) (19,390) 35,623 840,294 8,870 —
Total 182,892,418 39,712,715 (56,556,154) 1,027,918 (6,142,091) 160,934,806 2,910,465 3,739,972
Destination 2045
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 178,568 1,694,118 286,032 (193,171) (9,630) 2,979 1,780,328 47,395 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,240,225 61,087,886 6,071,161 (14,403,025) 316,430 (2,444,160) 50,628,292 341,740 517,935
Nationwide International
Equity Portfolio, Class R6 1,370,806 — 15,462,251 (1,393,491) 19,416 1,689,796 15,777,972 10,923 —
Nationwide International
Index Fund, Class R6 2,135,950 34,253,650 3,278,995 (18,144,065) 1,712,858 (532,235) 20,569,203 503,701 —
Nationwide Mid Cap Market
Index Fund, Class R6 338,039 11,078,365 1,715,423 (6,142,254) 230,356 (1,801,171) 5,080,719 65,647 952,185
Nationwide Small Cap Index
Fund, Class R6 401,106 5,001,281 701,994 (763,603) 70,249 (694,019) 4,315,902 45,927 152,482
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,888,345 24,216,726 4,482,218 (4,231,479) 168,940 (2,712,719) 21,923,686 52,947 2,056,337
Nationwide Bond Portfolio,
Class R6 2,658,474 25,113,826 4,002,448 (6,057,348) (1,079,177) 564,109 22,543,858 1,166,884 —
Total 162,445,852 36,000,522 (51,328,436) 1,429,442 (5,927,420) 142,619,960 2,235,164 3,678,939
Destination 2050
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 49,760 431,086 92,300 (25,496) (88) (1,690) 496,112 12,452 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,606,582 65,778,660 3,482,423 (11,825,316) 186,527 (2,619,710) 55,002,584 377,374 571,058
Nationwide International
Equity Portfolio, Class R6 1,572,500 — 17,864,230 (1,542,804) 16,797 1,761,257 18,099,480 11,372 —
Nationwide International
Index Fund, Class R6 2,247,864 34,926,280 3,244,687 (17,763,496) 1,393,143 (153,687) 21,646,927 524,362 —
Nationwide Mid Cap Market
Index Fund, Class R6 420,871 12,305,967 1,899,399 (6,037,025) 26,752 (1,869,399) 6,325,694 75,101 1,087,087
Nationwide Small Cap Index
Fund, Class R6 433,417 5,250,150 750,404 (645,274) 27,856 (719,574) 4,663,562 49,461 164,214
Nationwide U.S. 130/30
Equity Portfolio, Class R6 2,091,871 26,023,959 4,605,995 (3,490,606) 88,581 (2,941,304) 24,286,625 58,416 2,262,827

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 59
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 2,125,761 21,203,786 2,828,452 (5,554,015) (931,090) 479,318 18,026,451 1,008,067 —
Total 165,919,888 34,767,890 (46,884,032) 808,478 (6,064,789) 148,547,435 2,116,605 4,085,186
Destination 2055
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,920,266 44,027,839 6,457,560 (14,139,785) 279,129 (1,756,768) 34,867,975 234,792 352,194
Nationwide International
Equity Portfolio, Class R6 1,042,056 — 11,689,672 (902,383) 14,452 1,192,325 11,994,066 7,482 —
Nationwide International
Index Fund, Class R6 1,511,657 25,104,832 3,777,244 (15,156,981) 917,813 (85,654) 14,557,254 344,249 —
Nationwide Mid Cap Market
Index Fund, Class R6 289,026 8,583,172 2,092,803 (5,146,240) 129,678 (1,315,349) 4,344,064 48,774 703,131
Nationwide Small Cap Index
Fund, Class R6 277,852 3,562,718 905,434 (1,055,161) 80,428 (503,731) 2,989,688 30,818 102,319
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,351,154 17,581,653 4,600,311 (4,734,797) 197,882 (1,958,156) 15,686,893 37,230 1,420,505
Nationwide Bond Portfolio,
Class R6 1,181,463 11,948,838 2,936,725 (4,651,944) (378,943) 164,129 10,018,805 517,155 —
Total 110,809,052 32,459,749 (45,787,291) 1,240,439 (4,263,204) 94,458,745 1,220,500 2,578,149
Destination 2060
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,593,215 21,519,627 2,666,008 (4,303,050) (30,948) (828,653) 19,022,984 126,905 190,345
Nationwide International
Equity Portfolio, Class R6 568,599 — 6,487,512 (600,744) 6,535 651,273 6,544,576 4,032 —
Nationwide International
Index Fund, Class R6 825,737 12,238,551 1,448,532 (6,217,124) 268,608 213,284 7,951,851 185,577 —
Nationwide Mid Cap Market
Index Fund, Class R6 172,869 4,432,451 903,470 (2,031,842) (54,715) (651,141) 2,598,223 28,011 403,518
Nationwide Small Cap Index
Fund, Class R6 158,440 1,809,877 385,682 (238,372) (273) (252,096) 1,704,818 17,407 57,792
Nationwide U.S. 130/30
Equity Portfolio, Class R6 745,747 8,701,162 2,174,463 (1,212,188) (6,269) (999,049) 8,658,119 20,361 775,851
Nationwide Bond Portfolio,
Class R6 584,564 5,266,473 1,481,326 (1,687,447) (83,294) (19,953) 4,957,105 252,484 —
Total 53,968,141 15,546,993 (16,290,767) 99,644 (1,886,335) 51,437,676 634,777 1,427,506
Destination 2065
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 358,676 3,784,164 1,364,929 (658,434) (47,431) (160,633) 4,282,595 24,003 34,466
Nationwide International
Equity Portfolio, Class R6 128,318 — 1,347,282 (10,329) (87) 140,069 1,476,935 731 —
Nationwide International
Index Fund, Class R6 186,411 2,167,060 588,291 (1,074,189) (370) 114,350 1,795,142 33,626 —
Nationwide Mid Cap Market
Index Fund, Class R6 40,722 800,447 344,216 (385,391) (33,192) (114,034) 612,046 5,371 75,404

60 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate,
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Small Cap Index
Fund, Class R6 36,617 324,120 143,493 (18,526) (54) (55,039) 393,994 3,233 10,733
Nationwide U.S. 130/30
Equity Portfolio, Class R6 167,072 1,516,833 713,628 (83,852) (688) (206,210) 1,939,711 3,961 139,766
Nationwide Bond Portfolio,
Class R6 133,522 849,955 567,779 (274,405) (7,020) (4,041) 1,132,268 41,609 —
Total 9,442,579 5,069,618 (2,505,126) (88,842) (285,538) 11,632,691 112,534 260,369
Destination 2070
Security Description
Shares/Principal
at April 30, 2025
Market Value
March 7, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 27,120 — 382,121 (44,891) (2,064) (11,354) 323,812 572 —
Nationwide International
Equity Portfolio, Class R6 9,748 — 110,757 (9) — 1,456 112,204 — —
Nationwide International
Index Fund, Class R6 14,125 — 142,218 (7,220) 33 991 136,022 — —
Nationwide Mid Cap Market
Index Fund, Class R6 3,287 — 84,166 (32,026) (443) (2,296) 49,401 83 —
Nationwide Small Cap Index
Fund, Class R6 2,815 — 33,051 (1,094) (13) (1,659) 30,285 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 12,790 — 154,402 (1,525) (56) (4,333) 148,488 167 —
Nationwide Bond Portfolio,
Class R6 10,160 — 104,810 (19,408) 147 610 86,159 — —
Total — 1,011,525 (106,173) (2,396) (16,585) 886,371 822 —
Destination Retirement
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,226,162 5,722,348 8,236,562 (2,080,351) (32,289) 378,562 12,224,832 266,901 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,726,219 16,231,565 27,450,454 (11,468,697) (37,002) 374,729 32,551,049 120,625 133,662
Nationwide International
Equity Portfolio, Class R6 1,008,495 — 11,335,501 (759,428) 14,030 1,017,676 11,607,779 2,601 —
Nationwide International
Index Fund, Class R6 1,388,397 8,459,123 6,601,178 (4,626,991) 717,653 2,219,299 13,370,262 118,416 —
Nationwide Mid Cap Market
Index Fund, Class R6 – 1,741,584 1,951,226 (4,025,992) 908,672 (575,490) — 12,415 148,199
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,248,002 5,911,435 10,166,100 (1,855,520) 115,598 151,686 14,489,299 20,997 492,870
Nationwide Bond Portfolio,
Class R6 10,711,626 44,285,998 74,379,704 (21,628,154) (3,976,465) (2,226,491) 90,834,592 1,970,897 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,588,284 6,717,539 10,299,127 (2,478,208) (209,881) 235,988 14,564,565 143,277 —
Total 89,069,592 150,419,852 (48,923,341) (2,499,684) 1,575,959 189,642,378 2,656,129 774,731
* Purchases include reinvestment of income and realized gain distributions, as applicable.

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 61
to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
Fund Purchases
*
Sales
Destination 2030 $ 51,957,022 $ 68,262,849
Destination 2035 52,044,360 61,579,282
Destination 2040 50,188,168 57,960,786
Destination 2045 44,354,730 52,595,779
Destination 2050 43,290,072 47,881,408
Destination 2055 38,318,718 47,213,852
Destination 2060 18,652,133 16,697,920
Destination 2065 5,788,623 2,510,316
Destination 2070 1,110,521 109,403
Destination Retirement 39,262,792 50,530,776
* Purchases include reinvestments of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
12. Mergers
At close of business on February 14, 2025, Nationwide Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2025 Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 11, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 19,989,305 shares of the Acquiring Fund, valued at $142,389,437, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $142,421,038 and identified cost of $140,119,979 at February 14, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $93,306,966.
The net assets of the Acquiring Fund immediately following the acquisition were 235,696,403. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and
Fund % of Shares
Number of
Accounts
Destination 2030 68.69% 2(a)
Destination 2035 78.32 3(a)
Destination 2040 69.17 2(a)
Destination 2045 72.00 2(a)
Destination 2050 70.69 2
Destination 2055 79.83 2(a)
Destination 2060 87.56 4(a)
Destination 2065 80.06 2(a)
Destination 2070 100.00 1(a)
Destination Retirement 58.66 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 63
losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional
Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended April 30, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $6,095,522;
Net gains (losses) on investments $(926,002);
Net change in unrealized appreciation/depreciation $(1,081,944); and
Net increase (decrease) in net assets resulting from operations $4,087,576.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
13. Federal Tax Information
As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Destination 2025 Fund $2,301,059
Class A 3,697,772 $29,173,657 $7.89
Class R 3,291,291 25,799,345 7.84
Class R6 5,567,062 44,418,608 7.98
Institutional Service Class 5,437,743 42,997,827 7.91
Acquiring Fund
Nationwide Destination Retirement Fund $755,485
Class A
2,456,346 $17,498,389 $7.12
Class R
3,750,089 26,520,405 7.07
Class R6
4,335,862 30,992,222 7.15
Institutional Service Class
2,566,529 18,295,949 7.13
After Reorganization
Nationwide Destination Retirement Fund $3,056,544
Class A
6,551,614 $46,672,046 $7.12
Class R
7,398,218 52,319,749 7.07
Class R6
10,550,097 75,410,833 7.15
Institutional Service Class
8,598,202 61,293,775 7.13
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2030 $ 190,297,904 $ 6,556,523 $ (4,872,465) $ 1,684,058
Destination 2035 185,687,048 8,415,145 (2,726,880) 5,688,265
Destination 2040 166,047,423 14,433,089 (872,818) 13,560,271
Destination 2045 144,792,901 14,343,392 (523,863) 13,819,529
Destination 2050 151,723,671 14,447,179 (228,229) 14,218,950
Destination 2055 95,369,994 9,564,705 (52,757) 9,511,948
Destination 2060 53,545,673 3,461,047 (19,823) 3,441,224
Destination 2065 12,348,003 526,194 (14,418) 511,776
Destination 2070 998,819 3,727 (20,329) (16,602)
Destination Retirement 232,605,429 7,516,472 (8,303,870) (787,398)

64 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Target Destination Funds
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 26
Notes to Financial Statements 31

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
Investment Companies 87 .1%
Shares Value ($)
Equity Funds 78.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,724,262 199,687,685
Nationwide GQG US Quality
Equity Fund, Class R6(a) 797,242 11,623,791
Nationwide International Equity
Portfolio, Class R6(a) 3,374,456 38,839,983
Nationwide International Index
Fund, Class R6(a) 7,211,292 69,444,739
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,485,448 67,416,285
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,038,034 93,321,580
Total Equity Funds
(cost $421,838,749) 480,334,063
Fixed Income Funds 8.2%
Nationwide Bond Portfolio, Class
R6(a) 5,153,950 43,705,493
Nationwide Loomis Core Bond
Fund, Class R6(a) 684,369 6,487,821
Total Fixed Income Funds
(cost $51,508,112) 50,193,314
Total Investment Companies
(cost $473,346,861) 530,527,377
Exchange Traded Funds 13 .0%
Equity Funds 11.9%
iShares Core MSCI Emerging
Markets ETF 582,464 31,552,075
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 31,017 17,306,245
iShares Core S&P Small-Cap
ETF 112,333 11,247,903
JPMorgan Equity Premium
Income ETF 218,145 12,126,681
Total Equity Funds
(cost $70,651,800) 72,232,904
Fixed Income Fund 1.1%
iShares 7-10 Year Treasury Bond
ETF(b) 70,033 6,728,070
Total Fixed Income Funds
(cost  $6,624,928) 6,728,070
Total Exchange Traded Funds
(cost $77,276,728) 78,960,974
Total Investments
(cost $550,623,589) — 100.1% 609,488,351
Liabilities in excess of other assets — (0.1)% (310,662)
NET ASSETS — 100.0% $ 609,177,689
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $3,170,310, which was collateralized
by $3,236,910 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.25% - 4.88%, and
maturity dates ranging from 5/15/2025 - 8/15/2053.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 88 .1%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 679,826 6,777,867
Total Alternative Assets
(cost $6,257,371) 6,777,867
Equity Funds 64.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 19,910,803 237,734,985
Nationwide GQG US Quality
Equity Fund, Class R6(a) 818,724 11,936,990
Nationwide International Equity
Portfolio, Class R6(a) 3,787,998 43,599,859
Nationwide International Index
Fund, Class R6(a) 8,088,322 77,890,543
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,138,776 62,205,806
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 10,166,159 118,029,102
Total Equity Funds
(cost $485,870,589) 551,397,285
Fixed Income Funds 23.0%
Nationwide Bond Portfolio, Class
R6(a) 21,029,022 178,326,107
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,940,924 18,399,958
Total Fixed Income Funds
(cost $202,826,652) 196,726,065
Total Investment Companies
(cost $694,954,612) 754,901,217
Exchange Traded Funds 12 .0%
Shares Value ($)
Equity Funds 11.4%
iShares Core MSCI Emerging
Markets ETF 740,471 40,111,314
iShares Core S&P 500 ETF 44,289 24,711,490
iShares Core S&P Small-Cap
ETF 157,074 15,727,820
JPMorgan Equity Premium
Income ETF 307,427 17,089,867
Total Equity Funds
(cost $96,062,909) 97,640,491
Fixed Income Fund 0.6%
iShares 7-10 Year Treasury
Bond ETF 50,790 4,879,395
Total Fixed Income Funds
(cost  $4,830,977) 4,879,395
Total Exchange Traded Funds
(cost $100,893,886) 102,519,886
Total Investments
(cost $795,848,498) — 100.1% 857,421,103
Liabilities in excess of other assets — (0.1)% (520,773)
NET ASSETS — 100.0% $ 856,900,330
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 79 .2%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 488,103 4,866,382
Total Alternative Assets
(cost $4,508,296) 4,866,382
Equity Funds 46.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 10,895,869 130,096,676
Nationwide GQG US Quality
Equity Fund, Class R6(a) 381,725 5,565,550
Nationwide International Equity
Portfolio, Class R6(a) 2,055,194 23,655,281
Nationwide International Index
Fund, Class R6(a) 4,422,725 42,590,838
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,798,837 27,036,524
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,502,624 63,885,465
Total Equity Funds
(cost $254,860,120) 292,830,334
Fixed Income Funds 31.6%
Nationwide Bond Portfolio, Class
R6(a) 16,341,055 138,572,149
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 726,526 6,662,241
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,466,941 32,866,600
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,941,877 19,418,774
Total Fixed Income Funds
(cost $205,396,451) 197,519,764
Total Investment Companies
(cost $464,764,867) 495,216,480
Exchange Traded Funds 17 .3%
Equity Funds 9.8%
iShares Core MSCI Emerging
Markets ETF 296,037 16,036,324
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 33,003 18,414,354
iShares Core S&P Small-Cap
ETF 140,352 14,053,446
JPMorgan Equity Premium
Income ETF 223,961 12,449,992
Total Equity Funds
(cost $60,949,296) 60,954,116
Fixed Income Funds 7.5%
iShares 20+ Year Treasury Bond
ETF 184,225 16,482,611
iShares 7-10 Year Treasury
Bond ETF 214,229 20,580,980
iShares U.S. Treasury Bond ETF 434,851 10,036,361
Total Fixed Income Funds
(cost $52,683,254) 47,099,952
Total Exchange Traded Funds
(cost $113,632,550) 108,054,068
Short-Term Investment 3 .6%
Money Market Fund 3.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 22,531,811 22,531,811
Total Short-Term Investment
(cost $22,531,811)
22,531,811
Total Investments
(cost $600,929,228) — 100.1% 625,802,359
Liabilities in excess of other assets — (0.1)% (501,071)
NET ASSETS — 100.0% $ 625,301,288
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 75 .8%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 166,901 1,664,002
Total Alternative Assets
(cost $1,555,505) 1,664,002
Equity Funds 29.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,184,892 26,087,609
Nationwide International Equity
Portfolio, Class R6(a) 449,518 5,173,953
Nationwide International Index
Fund, Class R6(a) 971,116 9,351,850
Nationwide Mid Cap Market
Index Fund, Class R6(a) 526,014 7,905,991
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,291,037 14,988,945
Total Equity Funds
(cost $53,512,322) 63,508,348
Fixed Income Funds 45.7%
Nationwide Bond Portfolio, Class
R6(a) 7,596,781 64,420,706
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 738,687 6,773,759
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,422,995 13,489,995
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,444,396 14,443,963
Total Fixed Income Funds
(cost $103,335,805) 99,128,423
Total Investment Companies
(cost $158,403,632) 164,300,773
Exchange Traded Funds 20 .0%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 67,053 3,632,261
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 11,754 6,558,262
iShares Core S&P Small-Cap
ETF 25,096 2,512,863
JPMorgan Equity Premium
Income ETF 77,961 4,333,852
Total Equity Funds
(cost $16,554,069) 17,037,238
Fixed Income Funds 12.1%
iShares 20+ Year Treasury Bond
ETF 102,710 9,189,464
iShares 7-10 Year Treasury
Bond ETF 74,144 7,123,014
iShares U.S. Treasury Bond ETF 431,530 9,959,712
Total Fixed Income Funds
(cost $28,696,976) 26,272,190
Total Exchange Traded Funds
(cost $45,251,045) 43,309,428
Short-Term Investment 4 .3%
Money Market Fund 4.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (b) 9,433,389 9,433,389
Total Short-Term Investment
(cost $9,433,389)
9,433,389
Total Investments
(cost $213,088,066) — 100.1% 217,043,590
Liabilities in excess of other assets — (0.1)% (110,742)
NET ASSETS — 100.0% $ 216,932,848
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2025.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 74 .4%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 401,377 4,001,724
Total Alternative Assets
(cost $3,715,830) 4,001,724
Equity Funds 12.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 902,750 10,778,838
Nationwide International Equity
Portfolio, Class R6(a) 235,246 2,707,678
Nationwide International Index
Fund, Class R6(a) 496,167 4,778,087
Nationwide Mid Cap Market
Index Fund, Class R6(a) 284,100 4,270,028
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 847,843 9,843,457
Total Equity Funds
(cost $26,160,046) 32,378,088
Fixed Income Funds 60.7%
Nationwide Bond Portfolio, Class
R6(a) 10,993,485 93,224,751
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,479,834 13,570,079
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,846,763 26,987,310
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,680,810 26,808,104
Total Fixed Income Funds
(cost $168,296,941) 160,590,244
Total Investment Companies
(cost $198,172,817) 196,970,056
Exchange Traded Funds 20 .7%
Equity Funds 6.2%
iShares Core MSCI Emerging
Markets ETF 40,805 2,210,407
iShares Core S&P 500 ETF 14,580 8,135,057
iShares Core S&P Small-Cap
ETF(b) 5,911 591,868
JPMorgan Equity Premium
Income ETF 95,454 5,306,288
Total Equity Funds
(cost $15,552,068) 16,243,620
Fixed Income Funds 14.5%
iShares 20+ Year Treasury Bond
ETF 180,975 16,191,833
iShares 7-10 Year Treasury Bond
ETF(b) 145,291 13,958,106
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 359,496 8,297,168
Total Fixed Income Funds
(cost $44,927,809) 38,447,107
Total Exchange Traded Funds
(cost $60,479,877) 54,690,727
Short-Term Investment 5 .1%
Money Market Fund 5.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.26% (c) 13,414,153 13,414,153
Total Short-Term Investment
(cost $13,414,153)
13,414,153
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$892,808, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $910,664.(d)
(e) 892,700 892,700
Total Repurchase Agreement
(cost $892,700) 892,700
Total Investments
(cost $272,959,547) — 100.5% 265,967,636
Liabilities in excess of other assets — (0.5)% (1,387,502)
NET ASSETS — 100.0% $ 264,580,134
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $871,669, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$892,700.
(c) Represents 7-day effective yield as of April 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $892,700.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 530,527,377
Investment securities of unaffiliated issuers, at value
*
78,960,974
Repurchase agreements, at value —
Cash 144,570
Interest and dividends receivable 5
Security lending income receivable 456
Receivable for investments sold 55,815
Receivable for capital shares issued 123,203
Prepaid expenses 46,599
Total Assets 609,858,999
Liabilities:
Payable for investments purchased 164,631
Payable for capital shares redeemed 157,290
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 62,974
Fund administration fees 38,299
Distribution fees 76,905
Administrative servicing fees 132,402
Accounting and transfer agent fees 4,565
Trustee fees 2,133
Custodian fees 6,546
Compliance program costs (Note 3) 9
Professional fees 3,511
Printing fees 22,522
Other 9,523
Total Liabilities 681,310
Net Assets $ 609,177,689
* Includes value of securities on loan (Note 2) 3,170,310
Cost of investment securities of affiliated issuers 473,346,861
Cost of investment securities of unaffiliated issuers 77,276,728
Cost of repurchase agreements —
Represented by:
Capital $ 543,515,303
Total distributable earnings (loss) 65,662,386
Net Assets $ 609,177,689

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 9
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 754,901,217 $ 495,216,480 $ 164,300,773 $ 196,970,056
102,519,886 130,585,879 52,742,817 68,104,880
— — — 892,700
213,580 — — —
119 79,209 33,566 47,039
— — — 439
660,337 199,930 — 879,122
94,224 63,484 149,638 45,503
48,023 45,936 42,245 40,720
858,437,386 626,190,918 217,269,039 266,980,459
231,994 169,012 84,593 72,019
815,298 307,017 86,849 1,201,141
— — — 892,700
88,956 65,416 22,975 28,198
46,132 42,164 35,008 35,890
104,432 79,455 26,384 33,998
180,161 159,298 52,855 75,287
6,938 5,970 2,980 4,094
3,037 2,232 792 968
10,168 14,306 3,277 6,881
8 10 10 1
7,398 6,064 6,278 7,587
27,804 27,768 11,468 37,010
14,730 10,918 2,722 4,551
1,537,056 889,630 336,191 2,400,325
$ 856,900,330 $ 625,301,288 $ 216,932,848 $ 264,580,134
— — — 871,669
694,954,612 464,764,867 158,403,632 198,172,817
100,893,886 136,164,361 54,684,434 73,894,030
— — — 892,700
$ 795,609,460 $ 603,674,201 $ 217,193,902 $ 279,393,670
61,290,870 21,627,087 (261,054) (14,813,536)
$ 856,900,330 $ 625,301,288 $ 216,932,848 $ 264,580,134

10 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 75,203,114
Class R Shares 32,701,390
Class R6 Shares 250,763,881
Institutional Service Class Shares 3,176,540
Service Class Shares 247,332,764
Total $ 609,177,689
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,497,588
Class R Shares 3,886,675
Class R6 Shares 27,560,374
Institutional Service Class Shares 357,705
Service Class Shares 27,796,125
Total 68,098,467
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .85 (a)
Class R Shares $ 8 .41
Class R6 Shares $ 9 .10
Institutional Service Class Shares $ 8 .88
Service Class Shares $ 8 .90
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .39
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 11
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 127,287,782 $ 116,334,029 $ 49,666,932 $ 83,402,669
67,793,050 50,082,128 14,076,491 15,595,732
381,220,666 273,157,640 98,124,762 74,565,759
20,283,460 6,477,164 3,183,659 39,804,958
260,315,372 179,250,327 51,881,004 51,211,016
$ 856,900,330 $ 625,301,288 $ 216,932,848 $ 264,580,134
14,206,064 13,140,471 5,290,769 8,553,442
8,049,759 5,951,636 1,494,055 1,603,723
42,591,333 31,148,012 10,275,665 7,597,112
2,274,855 739,764 335,633 4,067,160
29,201,102 20,401,724 5,467,988 5,228,153
96,323,113 71,381,607 22,864,110 27,049,590
$ 8 .96 (a) $ 8 .85 (a) $ 9 .39 (a) $ 9 .75 (a)
$ 8 .42 $ 8 .41 $ 9 .42 $ 9 .72
$ 8 .95 $ 8 .77 $ 9 .55 $ 9 .82
$ 8 .92 $ 8 .76 $ 9 .49 $ 9 .79
$ 8 .91 $ 8 .79 $ 9 .49 $ 9 .80
$ 9 .51 $ 9 .39 $ 9 .96 $ 10 .34
5 .75% 5 .75% 5 .75% 5 .75%

12 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 6,057,473
Dividend income from unaffiliated issuers 980,696
Income from securities lending (net of fees) (Note 2) 2,941
Interest income (unaffiliated) 617
Total Income 7,041,727
EXPENSES:
Investment advisory fees 419,910
Fund administration fees 91,838
Distribution fees Class A 100,737
Distribution fees Class R 97,228
Distribution fees Service Class 322,718
Administrative servicing fees Class A 36,266
Administrative servicing fees Class R 27,224
Administrative servicing fees Institutional Service Class 2,148
Administrative servicing fees Service Class 193,632
Registration and filing fees 35,666
Professional fees 17,604
Printing fees 5,688
Trustee fees 13,113
Custodian fees 3,254
Accounting and transfer agent fees 11,821
Compliance program costs (Note 3) 1,372
Other 9,957
Total Expenses 1,390,176
NET INVESTMENT INCOME 5,651,551
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 20,373,724
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 7,994,302
Transactions in investment securities of unaffiliated issuers 17,835
Net realized gains (losses) 28,385,861
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (36,385,946)
Investment securities of unaffiliated issuers (1,802,700)
Net change in unrealized appreciation/depreciation (38,188,646)
Net realized/unrealized gains (losses) (9,802,785)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (4,151,234)

Investor Destinations Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 13
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 13,535,777 $ 10,464,060 $ 4,693,712 $ 6,474,337
1,172,804 1,962,446 855,021 1,129,012
3,301 6,560 1,365 1,882
353 888 469 723
14,712,235 12,433,954 5,550,567 7,605,954
584,723 424,319 150,895 178,325
118,602 92,012 46,675 51,226
170,125 151,532 70,743 111,600
182,566 130,092 40,559 40,193
337,506 230,121 66,053 63,758
61,246 36,367 16,978 22,321
51,118 39,028 11,356 12,058
10,080 3,307 2,000 12,887
202,504 138,073 36,990 38,255
36,696 36,554 34,863 35,701
21,243 17,649 10,985 11,673
9,528 9,612 5,053 12,295
18,188 13,167 4,665 5,486
5,069 — — —
17,342 15,257 7,970 10,584
1,906 1,385 499 574
13,152 10,409 5,160 5,945
1,841,594 1,348,884 511,444 612,881
12,870,641 11,085,070 5,039,123 6,993,073
23,206,135 11,731,035 2,959,885 1,756,167
7,650,858 4,187,145 (324,561) (1,147,813)
16,306 (139,083) (664,012) (1,071,096)
30,873,299 15,779,097 1,971,312 (462,742)
(42,579,138) (22,433,778) (5,126,701) (3,185,974)
(2,509,497) (1,783,517) 244,119 850,415
(45,088,635) (24,217,295) (4,882,582) (2,335,559)
(14,215,336) (8,438,198) (2,911,270) (2,798,301)
$ (1,344,695) $ 2,646,872 $ 2,127,853 $ 4,194,772

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 5,651,551 $ 10,416,336
Net realized gains 28,385,861 101,469,963
Net change in unrealized appreciation/depreciation (38,188,646) 61,721,874
Change in net assets resulting from operations (4,151,234) 173,608,173
Distributions to Shareholders From:
Distributable earnings:
Class A (12,868,883) (4,338,340)
Class C(a) — (440,286)
Class R (6,663,956) (2,347,102)
Class R6 (41,293,264) (14,291,383)
Institutional Service Class (522,981) (221,277)
Service Class (39,275,090) (15,035,460)
Change in net assets from shareholder distributions (100,624,174) (36,673,848)
Change in net assets from capital transactions 46,169,634 (252,507,255)
Change in net assets (58,605,774) (115,572,930)
Net Assets:
Beginning of period 667,783,463 783,356,393
End of period $ 609,177,689 $ 667,783,463

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 15
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 12,870,641 $ 18,971,354 $ 11,085,070 $ 17,302,282
30,873,299 119,114,893 15,779,097 66,372,844
(45,088,635) 88,194,261 (24,217,295) 57,628,707
(1,344,695) 226,280,508 2,646,872 141,303,833
(19,354,808) (7,882,819) (13,841,629) (6,845,167)
— (670,871) — (842,492)
(10,830,503) (4,628,198) (6,099,153) (3,084,463)
(57,317,814) (25,414,258) (33,810,070) (18,446,219)
(2,923,693) (1,313,693) (802,728) (477,740)
(37,528,325) (17,276,388) (20,640,968) (11,762,962)
(127,955,143) (57,186,227) (75,194,548) (41,459,043)
62,275,984 (369,997,073) 19,197,062 (241,845,093)
(67,023,854) (200,902,792) (53,350,614) (142,000,303)
923,924,184 1,124,826,976 678,651,902 820,652,205
$ 856,900,330 $ 923,924,184 $ 625,301,288 $ 678,651,902

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,415,210 $ 11,697,912
Proceeds from shares issued from class conversion (Note 1)(a) — 74,467
Dividends reinvested 11,144,830 3,716,206
Cost of shares redeemed (8,672,929) (15,511,572)
Total Class A Shares 5,887,111 (22,987)
Class C Shares
Proceeds from shares issued — 120,500
Dividends reinvested — 395,305
Cost of shares redeemed in class conversion (Note 1)(a) — (74,467)
Cost of shares redeemed — (8,769,895)
Total Class C Shares — (8,328,557)
Class R Shares
Proceeds from shares issued 1,535,761 3,107,601
Dividends reinvested 6,562,693 2,318,653
Cost of shares redeemed (9,783,154) (8,878,711)
Total Class R Shares (1,684,700) (3,452,457)
Class R6 Shares
Proceeds from shares issued 20,590,258 30,256,987
Dividends reinvested 40,626,447 14,068,371
Cost of shares redeemed (29,575,412) (39,059,114)
Total Class R6 Shares 31,641,293 5,266,244
Institutional Service Class Shares
Proceeds from shares issued 638,461 554,662
Dividends reinvested 313,065 140,370
Cost of shares redeemed (621,717) (1,387,704)
Total Institutional Service Class Shares 329,809 (692,672)
Service Class Shares
Proceeds from shares issued 17,769,610 22,532,257
Dividends reinvested 39,275,090 15,035,460
Cost of shares redeemed (47,048,579) (282,844,543)
Total Service Class Shares 9,996,121 (245,276,826)
Change in net assets from capital transactions $ 46,169,634 $ (252,507,255)

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 17
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 3,890,770 $ 16,370,655 $ 3,256,994 $ 21,833,466
— 68,689 — 187,078
16,635,228 6,673,892 11,773,778 5,734,777
(14,841,397) (22,978,718) (11,001,809) (23,964,055)
5,684,601 134,518 4,028,963 3,791,266
— 125,837 — 281,128
— 649,806 — 784,385
— (68,689) — (187,078)
— (12,096,246) — (17,809,731)
— (11,389,292) — (16,931,296)
1,967,103 5,933,221 1,653,500 4,588,222
10,751,502 4,602,049 6,098,266 3,084,056
(10,161,220) (14,449,042) (5,013,821) (9,421,244)
2,557,385 (3,913,772) 2,737,945 (1,748,966)
18,602,759 30,409,653 14,538,589 22,395,038
56,796,294 25,211,021 33,498,191 18,279,788
(37,148,483) (88,777,477) (37,261,779) (58,182,685)
38,250,570 (33,156,803) 10,775,001 (17,507,859)
1,395,949 1,136,536 719,517 943,059
1,989,821 927,427 430,635 277,515
(977,867) (3,625,254) (1,354,563) (1,930,236)
2,407,903 (1,561,291) (204,411) (709,662)
17,244,529 19,540,089 13,128,093 13,161,587
37,528,325 17,276,388 20,640,968 11,762,962
(41,397,329) (356,926,910) (31,909,497) (233,663,125)
13,375,525 (320,110,433) 1,859,564 (208,738,576)
$ 62,275,984 $ (369,997,073) $ 19,197,062 $ (241,845,093)

The accompanying notes are an integral part of these financial statements.
18 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 365,762 1,213,804
Issued in class conversion (Note 1)(a) — 8,094
Reinvested 1,223,406 396,830
Redeemed (941,266) (1,557,306)
Total Class A Shares 647,902 61,422
Class C Shares
Issued — 13,950
Reinvested — 45,542
Redeemed in class conversion (Note 1)(a) — (8,691)
Redeemed — (986,605)
Total Class C Shares — (935,804)
Class R Shares
Issued 169,949 328,917
Reinvested 756,943 258,637
Redeemed (1,129,226) (930,714)
Total Class R Shares (202,334) (343,160)
Class R6 Shares
Issued 2,008,496 3,029,507
Reinvested 4,341,620 1,462,282
Redeemed (3,066,619) (3,851,929)
Total Class R6 Shares 3,283,497 639,860
Institutional Service Class Shares
Issued 68,802 55,918
Reinvested 34,259 14,922
Redeemed (65,585) (137,167)
Total Institutional Service Class Shares 37,476 (66,327)
Service Class Shares
Issued 1,720,423 2,278,356
Reinvested 4,287,675 1,598,767
Redeemed (4,499,152) (30,865,603)
Total Service Class Shares 1,508,946 (26,988,480)
Total change in shares 5,275,487 (27,632,489)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 19
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
421,775 1,701,331 356,855 2,348,640
— 7,412 — 20,567
1,820,047 712,650 1,317,206 624,044
(1,594,679) (2,339,594) (1,188,975) (2,521,455)
647,143 81,799 485,086 471,796
— 14,337 — 31,211
— 74,348 — 89,338
— (7,913) — (21,389)
— (1,356,367) — (2,004,320)
— (1,275,595) — (1,905,160)
219,012 629,916 187,177 496,088
1,250,175 517,677 717,472 351,349
(1,141,238) (1,536,425) (575,796) (1,030,137)
327,949 (388,832) 328,853 (182,700)
1,849,258 3,127,329 1,528,635 2,381,903
6,227,725 2,687,111 3,786,295 2,003,783
(3,998,225) (9,013,561) (4,101,052) (6,128,400)
4,078,758 (3,199,121) 1,213,878 (1,742,714)
151,215 118,866 80,935 99,228
218,902 99,285 48,727 30,493
(106,134) (367,318) (146,386) (203,833)
263,983 (149,167) (16,724) (74,112)
1,706,291 1,980,014 1,347,898 1,399,871
4,123,992 1,854,067 2,327,386 1,289,832
(4,117,941) (38,817,635) (3,283,904) (26,033,793)
1,712,342 (34,983,554) 391,380 (23,344,090)
7,030,175 (39,914,470) 2,402,473 (26,776,980)

The accompanying notes are an integral part of these financial statements.
20 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 5,039,123 $ 7,532,010
Net realized gains (losses) 1,971,312 14,099,241
Net change in unrealized appreciation/depreciation (4,882,582) 19,914,144
Change in net assets resulting from operations 2,127,853 41,545,395
Distributions to Shareholders From:
Distributable earnings:
Class A (5,279,175) (2,820,407)
Class C(a) — (465,505)
Class R (1,478,876) (801,900)
Class R6 (8,665,309) (5,132,876)
Institutional Service Class (281,080) (197,813)
Service Class (4,243,040) (2,771,342)
Change in net assets from shareholder distributions (19,947,480) (12,189,843)
Change in net assets from capital transactions (12,518,916) (67,463,757)
Change in net assets (30,338,543) (38,108,205)
Net Assets:
Beginning of period 247,271,391 285,379,596
End of period $ 216,932,848 $ 247,271,391

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 21
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 6,993,073 $ 10,673,195
(462,742) 6,682,747
(2,335,559) 21,223,994
4,194,772 38,579,936
(4,167,932) (2,879,586)
— (817,265)
(681,640) (520,251)
(3,435,343) (2,799,272)
(2,049,458) (2,006,502)
(2,208,024) (1,697,140)
(12,542,397) (10,720,016)
(19,633,913) (74,220,951)
(27,981,538) (46,361,031)
292,561,672 338,922,703
$ 264,580,134 $ 292,561,672

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,453,133 $ 14,946,234
Proceeds from shares issued from class conversion (Note 1)(a) — 142,276
Dividends reinvested 4,693,682 2,420,031
Cost of shares redeemed (17,291,915) (13,662,621)
Total Class A Shares (10,145,100) 3,845,920
Class C Shares
Proceeds from shares issued — 56,737
Dividends reinvested — 441,823
Cost of shares redeemed in class conversion (Note 1)(a) — (142,276)
Cost of shares redeemed — (13,478,686)
Total Class C Shares — (13,122,402)
Class R Shares
Proceeds from shares issued 794,396 3,490,380
Dividends reinvested 1,478,785 801,853
Cost of shares redeemed (5,491,299) (4,987,987)
Total Class R Shares (3,218,118) (695,754)
Class R6 Shares
Proceeds from shares issued 6,719,971 11,746,292
Dividends reinvested 8,597,356 5,098,052
Cost of shares redeemed (14,108,440) (21,507,281)
Total Class R6 Shares 1,208,887 (4,662,937)
Institutional Service Class Shares
Proceeds from shares issued 216,363 526,066
Dividends reinvested 180,137 122,058
Cost of shares redeemed (407,254) (1,443,280)
Total Institutional Service Class Shares (10,754) (795,156)
Service Class Shares
Proceeds from shares issued 3,482,423 4,744,210
Dividends reinvested 4,243,040 2,771,342
Cost of shares redeemed (8,079,294) (59,548,980)
Total Service Class Shares (353,831) (52,033,428)
Change in net assets from capital transactions $ (12,518,916) $ (67,463,757)

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 2,875,814 $ 40,916,339
— 436,852
3,838,243 2,628,815
(18,571,722) (24,717,586)
(11,857,665) 19,264,420
— 107,308
— 778,599
— (436,852)
— (41,941,174)
— (41,492,119)
1,545,057 3,455,439
679,823 519,033
(2,681,481) (4,681,424)
(456,601) (706,952)
7,360,589 12,596,843
3,382,669 2,751,140
(11,572,752) (13,884,870)
(829,494) 1,463,113
1,671,405 3,279,535
1,774,544 1,708,205
(9,607,018) (21,513,041)
(6,161,069) (16,525,301)
3,363,709 9,152,695
2,181,117 1,677,057
(5,873,910) (47,053,864)
(329,084) (36,224,112)
$ (19,633,913) $ (74,220,951)

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 252,546 1,556,584
Issued in class conversion (Note 1)(a) — 14,846
Reinvested 501,512 251,598
Redeemed (1,849,090) (1,391,799)
Total Class A Shares (1,095,032) 431,229
Class C Shares
Issued — 6,038
Reinvested — 46,754
Redeemed in class conversion (Note 1)(a) — (14,986)
Redeemed — (1,419,268)
Total Class C Shares — (1,381,462)
Class R Shares
Issued 82,032 348,480
Reinvested 157,324 83,331
Redeemed (581,158) (506,334)
Total Class R Shares (341,802) (74,523)
Class R6 Shares
Issued 678,770 1,180,157
Reinvested 903,246 521,585
Redeemed (1,454,047) (2,162,762)
Total Class R6 Shares 127,969 (461,020)
Institutional Service Class Shares
Issued 22,475 54,227
Reinvested 19,045 12,579
Redeemed (42,468) (146,486)
Total Institutional Service Class Shares (948) (79,680)
Service Class Shares
Issued 349,981 478,077
Reinvested 448,112 285,920
Redeemed (802,266) (6,266,735)
Total Service Class Shares (4,173) (5,502,738)
Total change in shares (1,313,986) (7,068,194)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
293,353 4,222,191
— 45,464
399,269 268,380
(1,914,046) (2,513,534)
(1,221,424) 2,022,501
— 11,165
— 80,768
— (45,744)
— (4,358,619)
— (4,312,430)
158,537 353,138
70,870 53,270
(274,154) (479,159)
(44,747) (72,751)
747,892 1,274,437
349,653 279,388
(1,173,812) (1,395,348)
(76,267) 158,477
170,050 333,155
183,996 174,253
(984,474) (2,195,293)
(630,428) (1,687,885)
341,710 921,381
225,711 170,876
(590,318) (4,942,793)
(22,897) (3,850,536)
(1,995,763) (7,742,624)

26 - Financial Highlights - April 30, 2025 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.54 $ 0.08 $ (0.12) $ (0.04) $ (0.20) $ (1.45) $ — $ (1.65) $ 8.85 (0.82)% $ 75,203 0.53% 1.68% 0.53% 16.86%
10/31/2024 8.62 0.14 2.34 2.48 (0.16) (0.40) — (0.56) 10.54 29.68% 82,737 0.53% 1.45% 0.53% 47.76%
10/31/2023 8.34 0.07 0.50 0.57 (0.07) (0.22) — (0.29) 8.62 7.07% 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) — (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
Class R Shares
4/30/2025 (Unaudited) 10.11 0.07 (0.13) (0.06) (0.19) (1.45) — (1.64) 8.41 (1.07)% 32,701 0.83% 1.45% 0.83% 16.86%
10/31/2024 8.28 0.12 2.24 2.36 (0.13) (0.40) — (0.53) 10.11 29.39% 41,322 0.83% 1.25% 0.83% 47.76%
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) — (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
Class R6 Shares
4/30/2025 (Unaudited) 10.79 0.10 (0.12) (0.02) (0.22) (1.45) — (1.67) 9.10 (0.62)% 250,764 0.19% 2.01% 0.19% 16.86%
10/31/2024 8.82 0.18 2.40 2.58 (0.21) (0.40) — (0.61) 10.79 30.10% 262,009 0.19% 1.81% 0.19% 47.76%
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) — (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.57 0.09 (0.12) (0.03) (0.21) (1.45) — (1.66) 8.88 (0.71)% 3,177 0.32% 1.87% 0.32% 16.86%
10/31/2024 8.64 0.17 2.35 2.52 (0.19) (0.40) — (0.59) 10.57 30.05% 3,385 0.32% 1.75% 0.32% 47.76%
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) — (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
Service Class Shares
4/30/2025 (Unaudited) 10.59 0.07 (0.11) (0.04) (0.20) (1.45) — (1.65) 8.90 (0.85)% 247,333 0.59% 1.55% 0.59% 16.86%
10/31/2024 8.64 0.14 2.35 2.49 (0.14) (0.40) — (0.54) 10.59 29.69% 278,330 0.59% 1.43% 0.59% 47.76%
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) — (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (g) (0.42) (0.30) — (0.72) 8.37 (19.58)%(g) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

Investor Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 27
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.42 $ 0.13 $ (0.14) $ (0.01) $ (0.24) $ (1.21) $ — $ (1.45) $ 8.96 (0.35)% $ 127,288 0.52% 2.77% 0.52% 14.68%
10/31/2024 8.76 0.18 2.08 2.26 (0.20) (0.40) — (0.60) 10.42 26.54% 141,222 0.52% 1.86% 0.52% 42.62%
10/31/2023 8.56 0.10 0.41 0.51 (0.09) (0.22) — (0.31) 8.76 6.15% 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) — (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
Class R Shares
4/30/2025 (Unaudited) 9.88 0.11 (0.13) (0.02) (0.23) (1.21) — (1.44) 8.42 (0.47)% 67,793 0.82% 2.48% 0.82% 14.68%
10/31/2024 8.35 0.15 1.96 2.11 (0.18) (0.40) — (0.58) 9.88 26.06% 76,301 0.82% 1.63% 0.82% 42.62%
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) — (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
Class R6 Shares
4/30/2025 (Unaudited) 10.40 0.15 (0.14) 0.01 (0.25) (1.21) — (1.46) 8.95 (0.15)% 381,221 0.18% 3.11% 0.18% 14.68%
10/31/2024 8.75 0.22 2.06 2.28 (0.23) (0.40) — (0.63) 10.40 26.87% 400,506 0.18% 2.25% 0.18% 42.62%
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) — (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (g) (0.45) (0.23) — (0.68) 8.55 (18.80)%(g) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.37 0.14 (0.14) — (0.24) (1.21) — (1.45) 8.92 (0.18)% 20,283 0.28% 2.95% 0.28% 14.68%
10/31/2024 8.72 0.21 2.06 2.27 (0.22) (0.40) — (0.62) 10.37 26.82% 20,845 0.29% 2.16% 0.29% 42.62%
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) — (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
Service Class Shares
4/30/2025 (Unaudited) 10.37 0.12 (0.13) (0.01) (0.24) (1.21) — (1.45) 8.91 (0.39)% 260,315 0.58% 2.64% 0.58% 14.68%
10/31/2024 8.72 0.18 2.06 2.24 (0.19) (0.40) — (0.59) 10.37 26.42% 285,051 0.58% 1.81% 0.58% 42.62%
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) — (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (g) (0.41) (0.23) — (0.64) 8.53 (19.10)%(g) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

28 - Financial Highlights - April 30, 2025 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.93 $ 0.15 $ (0.11) $ 0.04 $ (0.23) $ (0.89) $ — $ (1.12) $ 8.85 0.25% $ 116,334 0.50% 3.32% 0.50% 13.36%
10/31/2024 8.65 0.22 1.62 1.84 (0.23) (0.33) — (0.56) 9.93 21.87% 125,669 0.52% 2.29% 0.52% 36.66%
10/31/2023 8.55 0.13 0.28 0.41 (0.13) (0.18) — (0.31) 8.65 4.85% 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) — (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
Class R Shares
4/30/2025 (Unaudited) 9.49 0.13 (0.11) 0.02 (0.21) (0.89) — (1.10) 8.41 0.09% 50,082 0.84% 2.98% 0.84% 13.36%
10/31/2024 8.29 0.19 1.55 1.74 (0.21) (0.33) — (0.54) 9.49 21.52% 53,378 0.84% 2.07% 0.84% 36.66%
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) — (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
Class R6 Shares
4/30/2025 (Unaudited) 9.85 0.17 (0.12) 0.05 (0.24) (0.89) — (1.13) 8.77 0.42% 273,158 0.19% 3.64% 0.19% 13.36%
10/31/2024 8.58 0.26 1.61 1.87 (0.27) (0.33) — (0.60) 9.85 22.33% 294,804 0.19% 2.72% 0.19% 36.66%
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) — (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.83 0.16 (0.10) 0.06 (0.24) (0.89) — (1.13) 8.76 0.47% 6,477 0.29% 3.57% 0.29% 13.36%
10/31/2024 8.57 0.25 1.60 1.85 (0.26) (0.33) — (0.59) 9.83 22.14% 7,439 0.27% 2.69% 0.27% 36.66%
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) — (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
Service Class Shares
4/30/2025 (Unaudited) 9.86 0.14 (0.10) 0.04 (0.22) (0.89) — (1.11) 8.79 0.32% 179,250 0.59% 3.18% 0.59% 13.36%
10/31/2024 8.59 0.22 1.60 1.82 (0.22) (0.33) — (0.55) 9.86 21.76% 197,363 0.59% 2.29% 0.59% 36.66%
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) — (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - April 30, 2025 (Unaudited) - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.13 $ 0.22 $ (0.13) $ 0.09 $ (0.25) $ (0.58) $ — $ (0.83) $ 9.39 0.96% $ 49,667 0.54% 4.52% 0.54% 12.77%
10/31/2024 9.06 0.26 1.28 1.54 (0.29) (0.18) — (0.47) 10.13 17.31% 64,701 0.53% 2.67% 0.53% 35.30%
10/31/2023 9.01 0.17 0.16 0.33 (0.17) (0.11) — (0.28) 9.06 3.58% 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) — (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
Class R Shares
4/30/2025 (Unaudited) 10.17 0.20 (0.14) 0.06 (0.23) (0.58) — (0.81) 9.42 0.67% 14,076 0.87% 4.19% 0.87% 12.77%
10/31/2024 9.09 0.25 1.27 1.52 (0.26) (0.18) — (0.44) 10.17 16.98% 18,664 0.86% 2.54% 0.86% 35.30%
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) — (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (g) (0.28) (0.04) — (0.32) 9.04 (15.74)%(g) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
Class R6 Shares
4/30/2025 (Unaudited) 10.29 0.22 (0.11) 0.11 (0.27) (0.58) — (0.85) 9.55 1.10% 98,125 0.23% 4.45% 0.23% 12.77%
10/31/2024 9.20 0.31 1.28 1.59 (0.32) (0.18) — (0.50) 10.29 17.62% 104,469 0.22% 3.15% 0.22% 35.30%
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) — (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.23 0.21 (0.11) 0.10 (0.26) (0.58) — (0.84) 9.49 1.04% 3,184 0.35% 4.39% 0.35% 12.77%
10/31/2024 9.14 0.32 1.27 1.59 (0.32) (0.18) — (0.50) 10.23 17.65% 3,443 0.30% 3.26% 0.30% 35.30%
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) — (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
Service Class Shares
4/30/2025 (Unaudited) 10.23 0.19 (0.10) 0.09 (0.25) (0.58) — (0.83) 9.49 0.90% 51,881 0.62% 3.98% 0.62% 12.77%
10/31/2024 9.14 0.28 1.27 1.55 (0.28) (0.18) — (0.46) 10.23 17.24% 55,994 0.61% 2.83% 0.61% 35.30%
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) — (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (g) (0.30) (0.04) — (0.34) 9.09 (15.54)%(g) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

30 - Financial Highlights - April 30, 2025 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.04 $ 0.25 $ (0.10) $ 0.15 $ (0.27) $ (0.17) $ — $ (0.44) $ 9.75 1.58% $ 83,403 0.53% 5.14% 0.53% 10.89%
10/31/2024 9.19 0.29 0.90 1.19 (0.34) — — (0.34) 10.04 13.06% 98,170 0.52% 2.98% 0.52% 28.74%
10/31/2023 9.19 0.21 — 0.21 (0.21) — — (0.21) 9.19 2.27% 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) — (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
Class R Shares
4/30/2025 (Unaudited) 10.02 0.22 (0.10) 0.12 (0.25) (0.17) — (0.42) 9.72 1.31% 15,596 0.88% 4.53% 0.88% 10.89%
10/31/2024 9.17 0.30 0.85 1.15 (0.30) — — (0.30) 10.02 12.69% 16,514 0.87% 3.06% 0.87% 28.74%
10/31/2023 9.17 0.18 — 0.18 (0.18) — — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
Class R6 Shares
4/30/2025 (Unaudited) 10.11 0.26 (0.10) 0.16 (0.28) (0.17) — (0.45) 9.82 1.73% 74,566 0.23% 5.23% 0.23% 10.89%
10/31/2024 9.25 0.36 0.87 1.23 (0.37) — — (0.37) 10.11 13.41% 77,559 0.22% 3.65% 0.22% 28.74%
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.08 0.26 (0.10) 0.16 (0.28) (0.17) — (0.45) 9.79 1.70% 39,805 0.29% 5.38% 0.29% 10.89%
10/31/2024 9.23 0.38 0.83 1.21 (0.36) — — (0.36) 10.08 13.26% 47,350 0.29% 3.82% 0.29% 28.74%
10/31/2023 9.22 0.24 — 0.24 (0.23) — — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
Service Class Shares
4/30/2025 (Unaudited) 10.09 0.23 (0.09) 0.14 (0.26) (0.17) — (0.43) 9.80 1.52% 51,211 0.63% 4.78% 0.63% 10.89%
10/31/2024 9.23 0.33 0.85 1.18 (0.32) — — (0.32) 10.09 12.96% 52,969 0.62% 3.30% 0.62% 28.74%
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 31
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective February 12,
2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for
Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

32 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 78,960,974 $ – $ – $ 78,960,974
Investment Companies 530,527,377 – – 530,527,377
Total $ 609,488,351 $ – $ – $ 609,488,351
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 102,519,886 $ – $ – $ 102,519,886
Investment Companies 754,901,217 – – 754,901,217
Total $ 857,421,103 $ – $ – $ 857,421,103
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,054,068 $ – $ – $ 108,054,068
Investment Companies 495,216,480 – – 495,216,480
Short-Term Investment 22,531,811 – – 22,531,811
Total $ 625,802,359 $ – $ – $ 625,802,359
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 43,309,428 $ – $ – $ 43,309,428

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 33
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semi-annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 164,300,773 $ – $ – $ 164,300,773
Short-Term Investment 9,433,389 – – 9,433,389
Total $ 217,043,590 $ – $ – $ 217,043,590
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 54,690,727 $ – $ – $ 54,690,727
Investment Companies 196,970,056 – – 196,970,056
Repurchase Agreement – 892,700 – 892,700
Short-Term Investment 13,414,153 – – 13,414,153
Total $ 265,074,936 $ 892,700 $ – $ 265,967,636

34 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Conservative $ 892,700
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 35
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 892,700 $ – $ 892,700 $ (892,700) $ –
Total $ 892,700 $ – $ 892,700 $ (892,700) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

36 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2025, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 37
combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $400,353 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $5,736.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $115,964. From these fees, NFD retained a portion amounting to $12,736.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class A Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.14 0.10 0.15
Investor Destinations Moderate 0.06 0.15 0.10 0.15
Investor Destinations Moderately Conservative 0.06 0.14 0.12 0.14
Investor Destinations Conservative 0.05 0.15 0.06 0.15

38 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2025 were as follows:
Fund Amount
Investor Destinations Aggressive $ 259,270
Investor Destinations Moderately Aggressive 324,948
Investor Destinations Moderate 216,775
Investor Destinations Moderately Conservative 67,324
Investor Destinations Conservative 85,521
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 26 .34%
Investor Destinations Moderately Aggressive 18 .62
Investor Destinations Moderate 16 .93
Investor Destinations Moderately Conservative 12 .98
Investor Destinations Conservative 10 .14
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 16,724,262 259,621,007 5,726,397 (56,036,838) 885,291 (10,508,172) 199,687,685 1,481,012 2,244,768
Nationwide GQG US Quality
Equity Fund, Class R6 797,242 13,655,261 1,600,547 (1,816,026) 361,197 (2,177,188) 11,623,791 78,784 1,472,791
Nationwide International
Equity Portfolio, Class R6 3,374,456 — 38,223,809 (4,538,743) 85,539 5,069,378 38,839,983 33,606 —
Nationwide International
Index Fund, Class R6 7,211,292 103,417,839 9,022,415 (46,674,071) 6,224,464 (2,545,908) 69,444,739 1,552,262 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,485,448 80,809,268 8,837,449 (9,235,685) 388,085 (13,382,832) 67,416,285 495,266 7,202,720
Nationwide U.S. 130/30
Equity Portfolio, Class R6 8,038,034 109,138,548 10,251,190 (14,140,441) 190,615 (12,118,332) 93,321,580 242,447 9,453,445
Nationwide Bond Portfolio,
Class R6 5,153,950 43,800,079 4,241,060 (3,450,384) (99,776) (785,486) 43,705,493 2,031,135 —
Nationwide Loomis Core
Bond Fund, Class R6 684,369 6,529,317 200,176 (263,153) (41,113) 62,594 6,487,821 142,961 —
Total 616,971,319 78,103,043 (136,155,341) 7,994,302 (36,385,946) 530,527,377 6,057,473 20,373,724

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 39
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 679,826 7,311,246 209,032 (714,870) (5,390) (22,151) 6,777,867 200,822 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 19,910,803 313,324,387 4,946,224 (68,746,695) 957,123 (12,746,054) 237,734,985 1,815,862 2,762,738
Nationwide GQG US Quality
Equity Fund, Class R6 818,724 14,471,068 1,729,350 (2,300,602) 252,488 (2,215,314) 11,936,990 86,627 1,626,305
Nationwide International
Equity Portfolio, Class R6 3,787,998 — 42,451,893 (4,620,423) 82,795 5,685,594 43,599,859 39,012 —
Nationwide International
Index Fund, Class R6 8,088,322 116,334,040 6,339,745 (48,927,700) 7,495,679 (3,351,221) 77,890,543 1,733,336 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,138,776 73,754,311 7,342,585 (6,832,342) 391,494 (12,450,242) 62,205,806 456,981 6,653,477
Nationwide U.S. 130/30
Equity Portfolio, Class R6 10,166,159 136,984,980 12,632,696 (16,334,143) 70,865 (15,325,296) 118,029,102 308,724 12,163,615
Nationwide Bond Portfolio,
Class R6 21,029,022 179,707,762 14,535,159 (12,113,191) (1,456,623) (2,347,000) 178,326,107 8,487,731 —
Nationwide Loomis Core
Bond Fund, Class R6 1,940,924 18,758,393 428,815 (842,223) (137,573) 192,546 18,399,958 406,682 —
Total 860,646,187 90,615,499 (161,432,189) 7,650,858 (42,579,138) 754,901,217 13,535,777 23,206,135
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 488,103 5,274,829 153,395 (542,845) (9,863) (9,134) 4,866,382 143,540 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 10,895,869 184,337,240 2,998,649 (50,490,974) 736,649 (7,484,888) 130,096,676 1,049,292 1,596,857
Nationwide GQG US Quality
Equity Fund, Class R6 381,725 6,619,481 771,099 (945,029) 156,224 (1,036,225) 5,565,550 38,472 720,145
Nationwide International
Equity Portfolio, Class R6 2,055,194 — 23,117,538 (2,613,494) 66,117 3,085,120 23,655,281 21,028 —
Nationwide International
Index Fund, Class R6 4,422,725 64,449,958 3,974,854 (28,079,793) 4,715,871 (2,470,052) 42,590,838 968,860 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,798,837 32,898,668 3,219,570 (3,877,656) 399,305 (5,603,363) 27,036,524 198,267 2,883,915
Nationwide U.S. 130/30
Equity Portfolio, Class R6 5,502,624 75,425,372 6,841,662 (10,225,972) 173,135 (8,328,732) 63,885,465 166,612 6,530,118
Nationwide Bond Portfolio,
Class R6 16,341,055 143,481,640 10,087,684 (12,016,065) (1,628,655) (1,352,455) 138,572,149 6,610,083 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 726,526 6,878,872 91,436 (438,990) (41,854) 172,777 6,662,241 78,296 —
Nationwide Loomis Core
Bond Fund, Class R6 3,466,941 34,014,827 995,949 (2,240,348) (365,753) 461,925 32,866,600 733,054 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 1,941,877 20,804,976 495,848 (1,999,268) (14,031) 131,249 19,418,774 456,556 —
Total 574,185,863 52,747,684 (113,470,434) 4,187,145 (22,433,778) 495,216,480 10,464,060 11,731,035
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 166,901 1,927,842 57,691 (314,818) (5,992) (721) 1,664,002 51,385 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,184,892 45,310,378 1,238,127 (18,863,370) 235,834 (1,833,360) 26,087,609 256,178 395,545

40 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Equity Portfolio, Class R6 449,518 — 5,503,827 (1,027,421) 20,464 677,083 5,173,953 5,022 —
Nationwide International
Index Fund, Class R6 971,116 15,330,845 891,215 (7,333,223) 1,425,258 (962,245) 9,351,850 229,465 —
Nationwide Mid Cap Market
Index Fund, Class R6 526,014 10,107,023 1,073,679 (1,697,423) 161,151 (1,738,439) 7,905,991 61,377 898,832
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,291,037 18,950,498 1,860,052 (3,825,036) 8,560 (2,005,129) 14,988,945 41,094 1,665,508
Nationwide Bond Portfolio,
Class R6 7,596,781 71,470,476 5,148,893 (10,534,578) (1,713,343) 49,258 64,420,706 3,305,491 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 738,687 7,527,908 133,510 (1,014,981) (101,397) 228,719 6,773,759 82,527 —
Nationwide Loomis Core
Bond Fund, Class R6 1,422,995 14,868,838 541,779 (1,938,400) (335,031) 352,809 13,489,995 311,249 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 1,444,396 16,333,002 670,570 (2,644,868) (20,065) 105,324 14,443,963 349,924 —
Total 201,826,810 17,119,343 (49,194,118) (324,561) (5,126,701) 164,300,773 4,693,712 2,959,885
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 401,377 4,490,996 163,761 (637,314) (9,624) (6,095) 4,001,724 118,803 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 902,750 28,919,285 994,209 (18,048,085) 95,295 (1,181,866) 10,778,838 161,072 246,956
Nationwide International
Equity Portfolio, Class R6 235,246 — 2,772,832 (425,709) 6,861 353,694 2,707,678 2,505 —
Nationwide International
Index Fund, Class R6 496,167 7,663,400 276,572 (3,404,212) 1,108,645 (866,318) 4,778,087 111,010 —
Nationwide Mid Cap Market
Index Fund, Class R6 284,100 5,414,435 578,487 (906,304) 207,920 (1,024,510) 4,270,028 32,222 470,830
Nationwide U.S. 130/30
Equity Portfolio, Class R6 847,843 12,165,645 1,339,356 (2,418,581) 46,428 (1,289,391) 9,843,457 26,141 1,038,381
Nationwide Bond Portfolio,
Class R6 10,993,485 101,659,295 6,003,567 (12,198,714) (1,893,366) (346,031) 93,224,751 4,614,362 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,479,834 14,741,706 321,137 (1,748,032) (141,108) 396,376 13,570,079 161,678 —
Nationwide Loomis Core
Bond Fund, Class R6 2,846,763 29,410,170 911,526 (3,385,442) (573,483) 624,539 26,987,310 611,448 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,680,810 29,479,362 1,085,034 (3,914,539) 4,619 153,628 26,808,104 635,096 —
Total 233,944,294 14,446,481 (47,086,932) (1,147,813) (3,185,974) 196,970,056 6,474,337 1,756,167
*
Purchases include reinvestment of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 41
available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 110,049,525 $ 138,552,583
Investor Destinations Moderately Aggressive 133,342,828 162,944,636
Investor Destinations Moderate 85,111,791 116,247,042
Investor Destinations Moderately Conservative 28,717,216 52,054,285
Investor Destinations Conservative 28,763,976 50,511,180
* Purchases include reinvestments of income and realized gain distributions, as applicable.

42 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Investor Destination Funds
currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
12. Federal Tax Information
As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 37.51% 2
Investor Destinations Moderately Aggressive 40.96 2
Investor Destinations Moderate 39.81 2
Investor Destinations Moderately Conservative 35.00 1
Investor Destinations Conservative 22.21 1
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 562,219,480 $ 50,343,257 $ (3,074,386) $ 47,268,871
Investor Destinations Moderately Aggressive 814,695,807 52,699,449 (9,974,153) 42,725,296
Investor Destinations Moderate 614,418,848 30,459,554 (19,076,043) 11,383,511
Investor Destinations Moderately Conservative 219,533,317 7,137,677 (9,627,404) (2,489,727)
Investor Destinations Conservative 280,672,479 5,091,913 (19,796,756) (14,704,843)

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond Fund
(formerly, Nationwide BNY Mellon Core Plus Bond ESG Fund)
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 46
Statements of Operations 50
Statements of Changes in Net Assets 52
Financial Highlights 62
Notes to Financial Statements 67

2 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 11 .8%
Principal
Amount ($) Value ($)
Airlines 0 .2%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 38,044 37,500
Automobiles 4 .7%
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 340,962
Enterprise Fleet Financing
LLC, Series 2025-2, Class
A3, 4.41%, 6/20/2029(a) 50,000 50,007
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,768
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 200,927 201,932
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 178,641
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,423
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 103,211 104,556
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,049
1,059,338
Equipment Loans & Leases 0 .6%
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 132,370 136,008
Home Equity 0 .4%
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 100,000 101,160
Other 5 .9%
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,943
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 344,430 317,962
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 92,388 86,007
EnFin Residential Solar
Receivables Trust
Series 2024-1A, Class A,
6.65%, 2/20/2055(a) 88,878 87,848
Series 2024-2A, Class A,
5.98%, 9/20/2055(a) 139,265 131,510
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 0.00%,
7/20/2033(a)(b) 150,000 149,510
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 256,437 257,673
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
5.47%, 3/31/2038(a)(b) 250,000 248,750
1,325,203
Total Asset-Backed Securities
(cost $2,670,502)
2,659,209
Collateralized Mortgage Obligations 3 .2%
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 110,982 109,723
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 68,925 69,612
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 71,157 72,223
Cross Mortgage Trust
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 78,335 78,920
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(c) 98,886 98,955
J.P. Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 60,123 60,566
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 5.57%,
5/25/2065(a)(c) 98,582 99,224
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 137,000 138,365
Total Collateralized Mortgage Obligations
(cost $719,742)
727,588
Commercial Mortgage-Backed Security 0 .3%
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 58,000 58,318
Total Commercial Mortgage-Backed Security
(cost $57,999) 58,318

Nationwide BNY Mellon Core Plus Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 3
Corporate Bonds 37 .7%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
6.86%, 5/1/2054 60,000 64,081
Automobile Components 0 .6%
Clarios Global LP ,
6.75%, 2/15/2030(a) 54,000 54,934
Goodyear Tire & Rubber Co.
(The) ,
5.00%, 7/15/2029 50,000 47,558
Tenneco, Inc. ,
8.00%, 11/17/2028(a) 25,000 23,883
126,375
Banks 4 .7%
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 250,000 250,679
Citigroup, Inc. ,
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 58,000 58,160
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 40,000 40,946
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 52,000 52,875
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 50,000 52,871
JPMorgan Chase & Co. ,
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 189,000 194,960
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 40,000 41,473
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 44,000 47,503
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 128,000 131,141
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 47,000 48,525
Wells Fargo & Co. ,
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 145,000 145,592
1,064,725
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 90,000 87,007
Biotechnology 0 .2%
Amgen, Inc. ,
5.38%, 5/15/2043 53,000 49,955
Building Products 0 .3%
Carrier Global Corp. ,
6.20%, 3/15/2054 8,000 8,393
Smyrna Ready Mix Concrete
LLC ,
8.88%, 11/15/2031(a) 69,000 70,792
79,185
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 3 .4%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 186,000 185,693
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 125,000 129,568
6.75%, 10/1/2037 100,000 107,446
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 289,000 241,095
Nasdaq, Inc. ,
5.35%, 6/28/2028 38,000 39,058
5.95%, 8/15/2053 11,000 11,072
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(d)(e) 52,000 52,184
766,116
Chemicals 0 .2%
Olin Corp. ,
6.63%, 4/1/2033(a) 45,000 42,698
Commercial Services & Supplies 0 .1%
Williams Scotsman, Inc. ,
6.63%, 6/15/2029(a) 20,000 20,268
Consumer Finance 1 .7%
Capital One Financial Corp. ,
(SOFR + 2.04%), 6.18%,
1/30/2036(d) 23,000 22,714
Ford Motor Credit Co. LLC ,
5.92%, 3/20/2028 200,000 198,797
General Motors Financial Co.,
Inc. ,
5.63%, 4/4/2032 52,000 51,600
5.90%, 1/7/2035 60,000 59,545
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 50,000 49,924
382,580
Containers & Packaging 0 .2%
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030(a) 36,000 36,286
Diversified REITs 0 .3%
VICI Properties LP ,
4.75%, 4/1/2028 21,000 21,000
Vornado Realty LP ,
2.15%, 6/1/2026 45,000 43,389
64,389
Diversified Telecommunication Services 1 .3%
AT&T, Inc. ,
2.55%, 12/1/2033 215,000 177,425
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 143,000 127,053
304,478

4 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 1 .8%
Eversource Energy ,
5.13%, 5/15/2033 130,000 128,131
5.50%, 1/1/2034 38,000 38,004
Exelon Corp. ,
5.45%, 3/15/2034 27,000 27,387
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 3/15/2055(d) 21,000 20,879
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 12,000 11,554
New England Power Co. ,
5.94%, 11/25/2052(a) 49,000 50,037
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 8/15/2055(d) 27,000 27,150
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 28,000 26,429
Southern California Edison
Co. ,
5.25%, 3/15/2030 13,000 13,123
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 58,000 59,085
401,779
Financial Services 0 .5%
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 40,000 31,262
Fiserv, Inc. ,
5.60%, 3/2/2033 36,000 36,665
Global Payments, Inc. ,
5.40%, 8/15/2032 55,000 54,688
122,615
Food Products 1 .6%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 201,944
J M Smucker Co. (The) ,
6.50%, 11/15/2053 31,000 32,961
Kraft Heinz Foods Co. ,
4.38%, 6/1/2046 90,000 72,911
Viking Baked Goods
Acquisition Corp. ,
8.63%, 11/1/2031(a) 45,000 42,745
350,561
Ground Transportation 0 .6%
Ryder System, Inc. ,
4.85%, 6/15/2030 90,000 90,211
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 56,000 48,178
138,389
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0 .4%
HCA, Inc. ,
3.13%, 3/15/2027(f) 36,000 35,085
5.45%, 9/15/2034 51,000 50,604
85,689
Health Care REITs 0 .9%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 36,000 33,750
Omega Healthcare Investors,
Inc. ,
5.25%, 1/15/2026 45,000 45,001
Ventas Realty LP ,
4.00%, 3/1/2028 136,000 134,122
212,873
Hotels, Restaurants & Leisure 0 .6%
Caesars Entertainment, Inc. ,
6.50%, 2/15/2032(a) 45,000 45,236
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 37,000 37,085
NCL Corp. Ltd. ,
6.75%, 2/1/2032(a) 55,000 53,704
136,025
Household Durables 0 .3%
DR Horton, Inc. ,
5.50%, 10/15/2035 76,000 76,079
Independent Power and Renewable Electricity Producers
1 .0%
AES Corp. (The) ,
2.45%, 1/15/2031(f) 216,000 184,880
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
6.95%, 7/15/2055(d) 50,000 46,629
231,509
Industrial REITs 0 .4%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 105,000 87,656
Insurance 1 .0%
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d) 200,000 202,907
Unum Group ,
6.00%, 6/15/2054 35,000 34,136
237,043
Interactive Media & Services 0 .2%
Snap, Inc. ,
6.88%, 3/1/2033(a) 35,000 34,956
Media 0 .7%
Clear Channel Outdoor
Holdings, Inc. ,
5.13%, 8/15/2027(a) 45,000 43,753
Paramount Global ,
5.85%, 9/1/2043 51,000 43,232

Nationwide BNY Mellon Core Plus Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 66,000 62,088
149,073
Metals & Mining 0 .8%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 82,000 77,038
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 50,000 50,625
Steel Dynamics, Inc. ,
5.75%, 5/15/2055 23,000 21,835
Vale Overseas Ltd. ,
6.40%, 6/28/2054 40,000 38,633
188,131
Multi-Utilities 1 .5%
DTE Energy Co. ,
4.95%, 7/1/2027 75,000 75,772
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 50,000 51,930
NiSource, Inc. ,
5.25%, 3/30/2028 15,000 15,327
5.35%, 4/1/2034 64,000 64,422
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 55,000 57,801
5.45%, 4/1/2034 71,000 71,769
337,021
Office REITs 0 .5%
Boston Properties LP ,
5.75%, 1/15/2035 60,000 59,173
Cousins Properties LP ,
5.38%, 2/15/2032 45,000 44,597
103,770
Oil, Gas & Consumable Fuels 5 .0%
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 39,000 38,843
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a) 58,000 58,028
Coterra Energy, Inc. ,
5.90%, 2/15/2055 55,000 50,009
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 100,000 91,263
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 56,000 51,462
5.80%, 12/15/2034(a) 45,000 44,578
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d) 104,000 104,485
Energy Transfer LP ,
6.25%, 4/15/2049 20,000 18,994
Global Partners LP ,
6.88%, 1/15/2029(f) 30,000 29,911
8.25%, 1/15/2032(a) 65,000 66,171
Harbour Energy plc ,
6.33%, 4/1/2035(a) 35,000 33,262
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 34,000 33,198
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 43,000 44,689
7.38%, 7/15/2032(a) 21,000 21,495
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 20,000 20,191
Marathon Petroleum Corp. ,
5.70%, 3/1/2035 81,000 79,206
ONEOK, Inc. ,
5.80%, 11/1/2030 37,000 38,310
6.10%, 11/15/2032 12,000 12,462
Plains All American Pipeline
LP ,
5.95%, 6/15/2035 58,000 58,039
4.90%, 2/15/2045 45,000 36,758
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a) 56,000 55,538
Sunoco LP ,
6.25%, 7/1/2033(a) 14,000 13,981
Tecpetrol SA ,
7.63%, 1/22/2033(a) 70,000 70,140
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 30,000 29,792
YPF SA ,
8.75%, 9/11/2031(a) 20,000 20,215
1,121,020
Paper & Forest Products 0 .2%
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 53,331
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 23,000 21,604
Professional Services 0 .1%
Paychex, Inc. ,
5.60%, 4/15/2035 19,000 19,351
Residential REITs 0 .5%
American Homes 4 Rent LP ,
5.25%, 3/15/2035 50,000 48,714
Store Capital LLC ,
5.40%, 4/30/2030(a) 57,000 56,852
105,566
Retail REITs 1 .0%
Brixmor Operating Partnership
LP ,
5.20%, 4/1/2032 56,000 55,967
Kite Realty Group LP ,
4.00%, 10/1/2026 38,000 37,618
4.95%, 12/15/2031 64,000 63,269
5.50%, 3/1/2034 13,000 13,017
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 57,000 57,660
227,531

6 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 1 .5%
Intel Corp. ,
5.20%, 2/10/2033 18,000 17,687
5.70%, 2/10/2053 12,000 10,689
5.60%, 2/21/2054 80,000 70,595
Micron Technology, Inc. ,
2.70%, 4/15/2032 214,000 181,228
NXP BV ,
3.40%, 5/1/2030 72,000 66,699
346,898
Software 1 .2%
Oracle Corp. ,
5.55%, 2/6/2053 24,000 21,981
5.38%, 9/27/2054 119,000 105,472
VMware LLC ,
2.20%, 8/15/2031 157,000 133,488
260,941
Specialized REITs 0 .2%
EPR Properties ,
4.75%, 12/15/2026 45,000 44,606
Specialty Retail 0 .2%
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a) 50,000 45,567
Technology Hardware, Storage & Peripherals 0 .3%
Dell International LLC ,
3.45%, 12/15/2051 88,000 58,140
Tobacco 0 .9%
BAT Capital Corp. ,
6.34%, 8/2/2030 59,000 63,061
7.08%, 8/2/2053 21,000 22,819
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 27,000 28,298
2.10%, 5/1/2030 90,000 80,355
194,533
Total Corporate Bonds
(cost $8,590,342)
8,480,400
Foreign Government Securities 2 .0%
ARGENTINA 0 .1%
Argentine Republic ,
3.50%, 7/9/2041(c) 40,000 24,141
ROMANIA 0 .3%
Romania Government Bond ,
5.75%, 3/24/2035(a) 70,000 62,035
UNITED KINGDOM 1 .6%
U.K. Treasury Gilt ,
Reg. S, 1.50%, 7/31/2053 GBP 600,000 368,065
Total Foreign Government Securities
(cost $486,759)
454,241
Mortgage-Backed Securities 30 .5%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 1 1
Pool# G08721
3.00%, 9/1/2046 296,886 264,381
Pool# G08726
3.00%, 10/1/2046 299,536 266,494
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 295,287 259,926
Pool# QC0345
2.00%, 3/1/2051 346,430 280,035
Pool# QD3229
2.00%, 12/1/2051 188,283 149,593
Pool# SD3771
2.50%, 3/1/2052 588,577 492,054
Pool# SD1716
5.00%, 9/1/2052 532,703 530,177
Pool# SD1853
5.50%, 11/1/2052 343,734 349,297
Pool# RJ1975
6.00%, 7/1/2054 583,569 594,037
Pool# SD7097
5.00%, 11/1/2054 278,364 274,995
Pool# SL0526
5.50%, 3/1/2055 59,703 60,336
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 211,016 207,022
Pool# AJ9278
3.50%, 12/1/2041 264,003 247,248
Pool# AU2592
3.50%, 8/1/2043 262,394 245,734
Pool# AZ7353
3.50%, 11/1/2045 298,688 275,953
Pool# CA7972
3.00%, 9/1/2050 113,400 99,571
Pool# BT4370
2.00%, 7/1/2051 192,556 153,856
Pool# FS1376
3.00%, 12/1/2051 296,533 260,327
Pool# FS5928
2.50%, 1/1/2052 674,386 563,721
Pool# CB3851
4.00%, 6/1/2052 31,970 30,181
Pool# FS2257
4.50%, 7/1/2052 293,788 283,373
Pool# BV7937
4.00%, 8/1/2052 337,606 315,276
Pool# FS8813
4.50%, 6/1/2053 82,374 79,042
Pool# FS8585
5.50%, 7/1/2054 392,995 395,946
Pool# CB8858
6.00%, 7/1/2054 192,503 195,967
Total Mortgage-Backed Securities
(cost $7,067,333)
6,874,543

Nationwide BNY Mellon Core Plus Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 7
U.S. Treasury Obligations 14 .2%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 11/15/2044 1,614,000 1,255,074
4.63%, 2/15/2055 308,000 304,776
U.S. Treasury Notes
3.75%, 4/15/2026 23,000 22,967
4.00%, 2/28/2030 1,090,000 1,104,136
4.13%, 2/29/2032 101,000 102,199
4.63%, 2/15/2035 390,000 404,625
Total U.S. Treasury Obligations
(cost $3,191,816)
3,193,777
Repurchase Agreement 1 .1%
CF Secured, LLC
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $242,569,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$247,421. (g)(h) 242,540 242,540
Total Repurchase Agreement
(cost $242,540)
242,540
Total Investments
(cost $23,027,033) — 100.8%
22,690,616
Liabilities in excess of other
assets — (0.8)% (176,297)
NET ASSETS — 100.0%
$ 22,514,319
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$5,428,384 which represents 24.11% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2025. The
maturity date reflects the next call date.
(f) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $235,737, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$242,540
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $242,540.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
GBP British Pound

8 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Core Plus Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Itraxx Europe
Crossover Index
Series 42-V2 5.00 Quarterly 12/20/2029 3.37 EUR 270,000 (7,466) (318) (7,784)
Markit CDX North
American High
Yield Index Series
44-V1 5.00 Quarterly 6/20/2030 4.16 USD 582,000 (17,563) (5,986) (23,549)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.63 USD 165,000 (3,501) 731 (2,770)
Markit CDX
North American
Investment Grade
Index Series
44-V1 1.00 Quarterly 6/20/2030 0.69 USD 500,000 (23,216) 1,893 (21,323)
(51,746) (3,680) (55,426)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
As of April 30, 2025, the Fund had $49,888 segregated as collateral for swap contracts.
Forward Foreign Currency Contracts outstanding as of April 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 1,411,000 USD 981,577 JPMorgan Chase Bank NA 5/9/2025 42,284
Total unrealized appreciation 42,284
USD 176,264 EUR 163,000 Barclays Bank plc 5/9/2025 (8,469)
USD 406,378 GBP 315,000 Barclays Bank plc 5/9/2025 (13,420)
Total unrealized depreciation (21,889)
Net unrealized appreciation 20,395
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
USD United States dollar

Nationwide BNY Mellon Core Plus Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 9
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 6 6/2025 USD 1,248,890 2,538
U.S. Treasury 5 Year Note 22 6/2025 USD 2,402,297 10,283
U.S. Treasury 10 Year Note 4 6/2025 USD 448,875 5,337
Total long contracts 18,158
Short Contracts
U.S. Treasury 10 Year Ultra Note (1) 6/2025 USD (114,735) (252)
U.S. Treasury Ultra Bond (1) 6/2025 USD (121,031) (2,767)
Total short contracts (3,019)
Net contracts 15,139
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Government Money Market Fund
U.S. Government Agency Securities 16 .4%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 4.42%,
12/2/2025(a) 1,300,000 1,300,000
(SOFR + 0.14%), 4.50%,
9/25/2026(a) 600,000 600,000
(SOFR + 0.14%), 4.50%,
12/2/2026(a) 1,700,000 1,700,000
FHLB
4.26%, 6/16/2021 3,400,000 3,382,014
4.25%, 7/8/2021 1,600,000 1,587,277
4.25%, 7/9/2021 1,600,000 1,587,089
4.26%, 7/23/2021 2,500,000 2,475,705
4.24%, 8/27/2021 1,000,000 986,309
(SOFR + 0.02%), 4.38%,
5/7/2025(a) 1,700,000 1,700,000
4.27%, 5/9/2025 3,000,000 2,997,181
(SOFR + 0.02%), 4.38%,
5/12/2025(a) 1,900,000 1,900,000
(SOFR + 0.02%), 4.38%,
5/14/2025(a) 2,400,000 2,400,000
(SOFR + 0.00%), 4.36%,
5/28/2025(a) 1,600,000 1,600,000
(SOFR + 0.02%), 4.38%,
6/6/2025(a) 1,200,000 1,200,000
(SOFR + 0.02%), 4.38%,
6/12/2025(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.50%,
6/17/2025(a) 3,000,000 3,000,000
4.26%, 7/11/2025 5,120,000 5,077,425
4.27%, 7/18/2025 2,000,000 1,981,679
(SOFR + 0.08%), 4.44%,
9/19/2025(a) 1,500,000 1,500,000
(SOFR + 0.16%), 4.52%,
10/10/2025(a) 2,000,000 2,000,000
(SOFR + 0.02%), 4.38%,
10/17/2025(a) 6,300,000 6,300,000
(SOFR + 0.16%), 4.52%,
10/20/2025(a) 4,000,000 4,000,000
(SOFR + 0.16%), 4.52%,
11/3/2025(a) 2,000,000 2,000,000
(SOFR + 0.16%), 4.52%,
11/14/2025(a) 3,000,000 3,000,000
(SOFR + 0.15%), 4.51%,
12/8/2025(a) 2,000,000 2,000,000
(SOFR + 0.00%), 4.36%,
12/11/2025(a) 3,500,000 3,500,000
(SOFR + 0.00%), 4.36%,
12/17/2025(a) 7,500,000 7,500,000
(SOFR + 0.15%), 4.51%,
1/5/2026(a) 2,000,000 2,000,000
4.42%, 2/9/2026 3,000,000 3,000,000
4.44%, 2/9/2026 2,000,000 2,000,000
4.40%, 3/13/2026 3,200,000 3,200,000
4.33%, 4/15/2026 3,500,000 3,500,000
4.35%, 4/17/2026 1,700,000 1,700,000
4.25%, 4/20/2026 3,300,000 3,300,000
4.25%, 5/22/2026 3,300,000 3,300,000
(SOFR + 0.14%), 4.50%,
9/10/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.50%,
9/14/2026(a) 1,000,000 1,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.14%), 4.50%,
9/18/2026(a) 1,500,000 1,500,000
FHLMC
(SOFR + 0.12%), 4.48%,
4/2/2026(a) 900,000 900,000
(SOFR + 0.14%), 4.50%,
10/16/2026(a) 2,000,000 2,000,000
FNMA
(SOFR + 0.10%), 4.46%,
6/18/2026(a) 1,300,000 1,300,000
(SOFR + 0.14%), 4.50%,
9/11/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.50%,
10/23/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.50%,
11/20/2026(a) 1,500,000 1,500,000
(SOFR + 0.14%), 4.50%,
12/11/2026(a) 1,000,000 1,000,000
Total U.S. Government Agency Securities
(cost $102,474,679)
102,474,679
U.S. Treasury Obligations 36 .2%
U.S. Treasury Bills
4.42%, 5/1/2025 5,000,000 5,000,000
4.25%, 5/6/2025 6,000,000 5,996,504
4.26%, 5/8/2025 26,000,000 25,978,634
4.41%, 5/15/2025 2,100,000 2,096,480
4.27%, 5/20/2025 3,600,000 3,592,001
4.27%, 5/22/2025 4,700,000 4,688,416
4.27%, 5/27/2025 9,200,000 9,171,887
4.25%, 6/3/2025 2,700,000 2,689,630
4.26%, 6/5/2025 6,000,000 5,975,442
4.26%, 6/10/2025 4,000,000 3,981,333
4.29%, 6/12/2025 3,200,000 3,184,320
4.29%, 6/17/2025 5,700,000 5,668,522
4.25%, 6/20/2025 12,600,000 12,527,012
4.27%, 6/24/2025 4,500,000 4,471,549
4.25%, 6/26/2025 15,500,000 15,399,270
4.22%, 7/3/2025 3,000,000 2,978,291
4.09%, 10/9/2025 7,000,000 6,874,509
4.15%, 10/16/2025 4,100,000 4,022,319
4.13%, 10/23/2025 3,000,000 2,940,938
4.28%, 10/30/2025 3,100,000 3,035,744
4.38%, 11/28/2025 5,000,000 4,877,210
4.25%, 12/26/2025 7,500,000 7,297,348
4.20%, 1/22/2026 7,500,000 7,276,948
4.22%, 2/19/2026 4,400,000 4,254,470
4.11%, 3/19/2026 3,600,000 3,472,971
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 4.40%, 7/31/2025(a) 4,000,000 3,999,583
0.25%, 10/31/2025 1,200,000 1,175,756
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 4.44%,
10/31/2025(a) 7,000,000 6,999,184
5.00%, 10/31/2025 1,000,000 1,002,977
4.88%, 11/30/2025 1,000,000 1,002,870

Nationwide Government Money Market Fund - April 30, 2025 (Unaudited) - Statements of Investments - 11
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 4.52%, 1/31/2026(a) 5,700,000 5,701,707
1.63%, 2/15/2026 1,000,000 979,254
0.50%, 2/28/2026 1,200,000 1,163,315
4.63%, 2/28/2026 4,000,000 4,011,170
4.50%, 3/31/2026 1,000,000 1,003,189
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 4.42%, 4/30/2026(a) 13,600,000 13,600,015
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 4.45%, 7/31/2026(a) 9,100,000 9,092,307
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 4.48%,
10/31/2026(a) 4,500,000 4,502,187
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 4.37%, 1/31/2027(a) 11,300,000 11,299,739
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 4.43%, 4/30/2027(a) 3,400,000 3,400,000
Total U.S. Treasury Obligations
(cost $226,385,001) 226,385,001
Repurchase Agreements 47 .0%
Banco Santander SA, 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase price
$89,010,804, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 7.00%,
maturing 6/1/2028 -
4/1/2055; total market
value $90,780,000.(b) 89,000,000 89,000,000
Canadian Imperial Bank
of Commerce, 4.38%,
dated 4/30/2025, due
5/1/2025, repurchase price
$75,009,125, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.38% - 7.50%, maturing
8/1/2025 - 10/20/2074;
total market value
$76,500,000.(b) 75,000,000 75,000,000
MUFG Securities Ltd.,
4.38%, dated 4/30/2025,
due 5/1/2025, repurchase
price $40,004,867,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.50% -
6.50%, maturing 5/15/2025
- 12/25/2054; total market
value $42,956,104.(b) 40,000,000 40,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $10,001,214,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
5/15/2025 - 2/15/2054;
total market value
$10,200,000.(b) 10,000,000 10,000,000
RBC Dominion Securities,
Inc., 4.38%, dated
4/30/2025, due 5/1/2025,
repurchase price
$25,003,042, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
4/15/2026 - 5/25/2055;
total market value
$25,904,829.(b) 25,000,000 25,000,000
RBC Dominion Securities,
Inc., 4.37%, dated
4/30/2025, due 5/1/2025,
repurchase price
$40,004,856, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
4.63%, maturing 6/17/2025
- 8/15/2054; total market
value $40,800,008.(b) 40,000,000 40,000,000
Royal Bank of Canada,
4.38%, dated 4/30/2025,
due 5/1/2025, repurchase
price $15,001,825,
collateralized by U.S.
Government Agency
Securities, ranging from
0.26% - 5.30%, maturing
12/25/2035 - 3/25/2062;
total market value
$16,200,000.(b) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $294,000,000)
294,000,000
Total Investments
(cost $622,859,680) — 99.6% 622,859,680
Other assets in excess of liabilities — 0.4% 2,684,422
NET ASSETS — 100.0%
$625,544,102

12 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Government Money Market Fund
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2025 (Unaudited) - Statements of Investments - 13
Asset-Backed Securities 7 .2%
Principal
Amount ($) Value ($)
Automobiles 0 .5%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 563,059 570,996
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 253,547 254,199
825,195
Equipment Loans & Leases 0 .7%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 638,148 647,144
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 503,894
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 35,743 35,763
1,186,801
Other 6 .0%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 407,986 411,504
AMSR Trust
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 660,550 655,762
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 750,000 737,447
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
5.23%, 1/17/2038(a)(b) 475,000 473,012
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 5.17%, 10/20/2037(a)
(b) 800,000 798,944
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
5.31%, 10/15/2037(a)(b) 1,114,286 1,113,345
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 450,159 450,827
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 981,048
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(b) 781,562 786,585
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 338,864 299,314
Magnetite XXIX Ltd., Series
2021-29A, Class X, 5.26%,
7/15/2037(a)(b) 975,000 975,777
Reach ABS Trust, Series
2025-1A, Class A, 4.96%,
8/16/2032(a) 416,866 416,677
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,267,581
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 198,477
9,566,300
Total Asset-Backed Securities
(cost $12,558,426)
11,578,296
Collateralized Mortgage Obligations 0 .8%
FHLMC REMIC, Series 2296,
Class H, 6.50%, 3/15/2031 8 8
FNMA REMIC, Series 2013-
59, Class MX, 2.50%,
9/25/2042 588,760 562,911
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 649,023 604,425
Reach ABS Trust, Series
2024-1A, Class A, 6.30%,
2/18/2031(a) 69,669 69,887
Total Collateralized Mortgage Obligations
(cost $1,313,931)
1,237,231
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,204,772 1,200,666
Pool# 773298
6.50%, 4/1/2035(b) 197,572 204,289
Pool# 745769
6.93%, 7/1/2036(b) 70,916 72,281
Total Mortgage-Backed Securities
(cost $1,476,815)
1,477,236
U.S. Government Agency Security 3 .0%
FFCB, 3.25%, 7/28/2032 5,000,000 4,729,906
Total U.S. Government Agency Security
(cost $5,034,099)
4,729,906
U.S. Treasury Obligations 86 .7%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,310,832 7,460,168
3.63%, 4/15/2028 (c) 9,864,050 10,590,563
2.50%, 1/15/2029 3,715,450 3,889,887
3.88%, 4/15/2029 6,405,201 7,051,086
0.63%, 2/15/2043 9,506,772 7,109,848
1.38%, 2/15/2044 4,449,575 3,761,538

14 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
0.75%, 2/15/2045 4,065,060 2,986,798
1.00%, 2/15/2046 2,861,631 2,179,274
0.88%, 2/15/2047 6,609,200 4,821,766
1.00%, 2/15/2048 1,940,910 1,437,427
1.00%, 2/15/2049 1,585,038 1,158,966
0.25%, 2/15/2050 2,482,220 1,449,400
U.S. Treasury Inflation Linked
Notes
0.13%, 7/15/2026 1,331,160 1,327,487
0.38%, 7/15/2027 12,391,895 12,307,955
1.63%, 10/15/2027 8,617,200 8,793,400
0.50%, 1/15/2028 13,582,590 13,410,526
0.88%, 1/15/2029 3,159,200 3,121,742
2.13%, 4/15/2029 3,868,500 3,994,214
0.25%, 7/15/2029 (c) 2,494,840 2,400,131
0.13%, 1/15/2030 9,921,600 9,367,160
0.13%, 7/15/2030 5,600,295 5,258,578
0.13%, 7/15/2031 9,524,080 8,739,296
0.63%, 7/15/2032 6,589,260 6,124,195
1.13%, 1/15/2033 3,213,570 3,062,157
1.38%, 7/15/2033 4,202,480 4,072,066
1.75%, 1/15/2034 2,595,075 2,569,768
Total U.S. Treasury Obligations
(cost $145,981,174)
138,445,396
Total Investments
(cost $166,364,445) — 98.6%
157,468,065
Other assets in excess of
liabilities — 1.4% 2,212,367
NET ASSETS — 100.0%
$ 159,680,432
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$12,252,608 which represents 7.67% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2025.
(c) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $331,818, which was collateralized by $338,174
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 4.88%, and maturity dates
ranging from 7/31/2025 - 2/15/2055.
CLO Collateralized Loan Obligations
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

Nationwide Inflation-Protected Securities Fund - April 30, 2025 (Unaudited) - Statements of Investments - 15
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 142 6/2025 USD 15,505,734 291,635
Net contracts 291,635
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 9 .9%
Principal
Amount ($) Value ($)
Airlines 0 .3%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 400,055 401,028
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 615,642 583,396
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 675,743 687,883
Series 2024-1, Class AA,
5.45%, 2/15/2037 289,459 287,823
Series 2024-1, Class A,
5.88%, 2/15/2037 495,649 491,007
2,451,137
Automobiles 6 .7%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 251,578 252,114
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 6,911 6,918
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 503,581
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 743,990
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 809,876
Series 2022-2, Class A3,
4.38%, 4/18/2028 120,073 119,980
Series 2024-1, Class A3,
5.43%, 1/18/2029 605,000 611,509
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,316,321
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 715,033
BMW Vehicle Lease Trust,
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 579,404
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 487,257 489,031
Series 2024-2, Class A3,
5.84%, 6/15/2028 1,475,000 1,482,369
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 281,915
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 798,250 800,975
Series 2025-2, Class A3,
4.48%, 3/15/2030 680,000 681,797
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,491,962
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 250,000 252,583
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 1,070,000 1,078,642
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 4,807 4,809
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 765,465 768,986
Series 2024-P2, Class A3,
5.33%, 7/10/2029 365,000 368,684
Series 2024-P4, Class A3,
4.64%, 1/10/2030 235,000 236,320
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 346,202 348,200
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 246,506 248,827
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 236,330
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 252,693 252,935
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 485,001 487,703
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 104,234
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,222,058
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,644,090
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 813,748
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 27,921 27,883
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 424,768 425,138
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 333,808
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 78,343 78,221
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 297,982 299,831
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 244,467
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 470,071

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 17
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Exeter Automobile
Receivables Trust
Series 2023-2A, Class B,
5.61%, 9/15/2027 149,157 149,344
Series 2024-3A, Class A3,
5.65%, 12/15/2027 500,000 501,650
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,780,000 1,785,520
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 440,105
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 295,000 296,503
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 318,285 318,836
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 656,361
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 417,553
Ford Credit Auto Owner Trust,
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 951,551
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 453,504
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 270,000 270,490
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 668,234
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 397,218
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 514,819 521,346
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 383,882 383,484
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 445,000 446,305
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 135,131 136,679
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 300,000 303,013
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 564,000
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 706,513 708,194
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 859,446
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 869,177
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 831,014
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 439,508
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 440,000 443,701
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,560
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,366
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 345,828
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 905,000 908,695
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 290,000 292,473
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 679,939 687,204
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 366,728
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 499,839
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 269,799 267,264
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 496,730
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 415,360 414,938
Series 2024-5, Class A3,
4.62%, 11/15/2028 500,000 500,822
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 441,183
Series 2024-4, Class A3,
4.85%, 1/16/2029 575,000 576,787
Series 2024-3, Class A3,
5.63%, 1/16/2029 1,180,000 1,188,103
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,230,000 1,236,515
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 684,128
Series 2023-1, Class C,
5.09%, 5/15/2030 1,255,000 1,260,385
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 485,313

18 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 350,766
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 845,000 853,627
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 205,000 205,261
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 555,000 559,130
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 281,767
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 280,000 282,382
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 80,378
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 504,526
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 192,181 192,236
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 382,879
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,515,000 1,516,265
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 993,815
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 833,006
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 645,262 649,847
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 413,279 417,985
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 465,000 467,705
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 495,000 497,934
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 535,000 537,128
World Omni Select Auto Trust
Series 2021-A, Class B,
0.85%, 8/16/2027 8,325 8,311
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 251,806
55,628,694
Credit Card 0 .4%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 502,820
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 1,001,649
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,520,084
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 499,829
3,524,382
Equipment Loans & Leases 0 .6%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 134,719 135,860
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 841,503
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 120,004 120,625
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 203,848
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 767,534 770,534
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 387,607
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 125,577 126,135
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 164,311 163,672
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 25,083 25,109
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 363,391
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 625,759
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,440,000 1,475,555
5,239,598
Other 1 .9%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.80%,
7/20/2037(a)(b) 1,400,000 1,400,372
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 267,624 247,066
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.69%, 7/18/2037(a)(b) 2,250,000 2,247,750
BHG Securitization Trust,
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 134,288 137,013
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 405,000 404,830

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 19
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CVS Pass-Through Trust,
6.94%, 1/10/2030 894,790 920,543
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 684,033
Frontier Issuer LLC
Series 2023-1, Class A2,
6.60%, 8/20/2053(a) 810,000 822,769
Series 2024-1, Class A2,
6.19%, 6/20/2054(a) 510,000 524,889
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 41,482 41,670
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.77%, 4/20/2037(a)(b) 1,400,000 1,401,473
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.77%, 8/15/2037(a)(b) 1,500,000 1,488,562
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 189,136 192,700
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,272,383
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,165,000 1,159,843
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 259,458 260,267
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 286,883
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 404,762
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 483,712 490,184
Wise CLO Ltd., Series
2024-2A, Class A, 5.72%,
7/15/2037(a)(b) 1,500,000 1,494,792
15,882,784
Student Loan 0 .0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 156,259 148,510
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 56,229 52,241
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 21,296 21,186
221,937
Total Asset-Backed Securities
(cost $82,602,085)
82,948,532
Collateralized Mortgage Obligations 1 .3%
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,260 1,244
FHLMC REMIC
Series 5065, Class HI, IO,
4.77%, 4/15/2042(b) 1,434,062 225,162
Series 5065, Class EI, IO,
5.36%, 11/25/2044(b) 311,405 59,013
Series 5094, Class , IO,
1.43%, 12/15/2048(b) 793,245 53,442
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 98,491 3,716
FNMA REMIC
Series 2004-29, Class PS,
IO, 3.13%, 5/25/2034(b) 746,374 94,136
Series 2016-32, Class SA,
IO, 1.63%, 10/25/2034(b) 3,379,023 314,474
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,623,895 262,561
Series 2010-57, Class SA,
IO, 1.98%, 6/25/2040(b) 1,054,025 114,368
Series 2010-63, Class SA,
IO, 2.03%, 6/25/2040(b) 900,033 95,697
Series 2010-118, Class SN,
IO, 2.13%, 10/25/2040(b) 4,708,510 708,651
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 242,519 33,000
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 196,076 31,202
Series 2021-24, Class , IO,
1.09%, 3/25/2059(b) 3,586,356 206,270
GNMA REMIC
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,222,961 481,285
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 383,508 25,309
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 138,499 13,216
Series 2012-H20, Class PT,
4.97%, 7/20/2062(b) 42,856 42,710
Series 2018-H02, Class ZJ,
4.30%, 10/20/2064(b) 425,941 422,527
Series 2017-H12, Class EZ,
5.35%, 6/20/2066(b) 78,350 78,775
Series 2017-H13, Class JZ,
5.08%, 5/20/2067(b) 114,906 116,626
Series 2017-H22, Class FD,
4.64%, 11/20/2067(b) 12,260 12,180

20 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H25, Class FD,
4.59%, 12/20/2067(b) 18,098 17,924
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 373,757 2,907
Series 2019-H01, Class FT,
4.84%, 10/20/2068(b) 390,359 389,372
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,787,501 4,555,082
Series 2019-H05, Class FT,
4.55%, 4/20/2069(b) 276,794 276,617
Series 2019-H13, Class FT,
4.57%, 8/20/2069(b) 39,959 39,867
Series 2019-H18, Class DF,
4.84%, 10/20/2069(b) 159,881 159,794
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 2,975,051 20,507
Series 2022-H09, Class GF,
5.05%, 4/20/2072(b) 1,701,517 1,700,045
Series 2022-H22, Class FE,
5.39%, 9/20/2072(b) 631,140 631,102
Total Collateralized Mortgage Obligations
(cost $10,973,117)
11,188,781
Commercial Mortgage-Backed Securities 3 .6%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 686,814
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 931,230
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,838,312
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,291,043
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 246,773
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,302,272
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.58%, 10/15/2037(a)(b) 1,095,000 1,096,369
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,292,108
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 601,100
BPR Trust
Series 2022-OANA, Class
A, 6.22%, 4/15/2037(a)(b) 605,000 605,390
Series 2021-NRD, Class A,
5.85%, 12/15/2038(a)(b) 815,000 798,741
BX Trust, Series 2024-
VLT4, Class A, 5.81%,
7/15/2029(a)(b) 785,000 779,110
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 853,914
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 188,691
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 69,298 66,512
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 706,062
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 317,720
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 945,025
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 403,341
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K107, Class X1, IO,
1.70%, 1/25/2030(b) 473,774 29,469
Series K142, Class X1, IO,
0.40%, 3/25/2032(b) 5,757,612 105,397
Series K145, Class X1, IO,
0.43%, 5/25/2032(b) 1,474,512 30,185
Series K146, Class X1, IO,
0.35%, 6/25/2032(b) 4,998,029 80,341
Series K147, Class X1, IO,
0.49%, 6/25/2032(b) 3,858,360 92,462
Series K149, Class X1, IO,
0.40%, 8/25/2032(b) 6,230,259 119,147
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,418,484 118,535
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 8,936,870 34,299
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 956,079 51,099
Series K-1521, Class X1,
IO, 1.09%, 8/25/2036(b) 2,782,275 212,262
Series K143, Class X1, IO,
0.45%, 4/25/2055(b) 2,594,646 55,606
FNMA ACES REMIC
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 672,827 17,885
Series 2020-M37, Class X,
IO, 1.08%, 4/25/2032(b) 1,140,689 44,889
Series 2020-M43, Class X1,
IO, 1.99%, 8/25/2034(b) 4,681,451 279,992
Series 2020-M36, Class X1,
IO, 1.40%, 9/25/2034(b) 737,959 39,248
GNMA REMIC
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 8,765,264 263,455
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 785,261 46,758
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,720,897 159,582

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 21
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,620,681 213,072
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,619,070 188,660
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,409,019 156,643
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,376,189 93,221
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,101,313 131,151
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,893,561 202,905
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,213,060 168,556
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,907,730 194,429
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,785,761 262,164
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,257,489 229,190
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 654,371 48,822
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,692,085 252,473
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,534,416 207,618
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,991,956 113,962
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,413,237 151,802
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 410,000 354,486
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,007,194 866,739
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 384,447
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,990,208
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.92%,
1/15/2042(a)(b) 605,000 598,950
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 772,094
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
5.87%, 2/15/2039(a)(b) 1,495,000 1,476,352
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 599,090 389,169
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.56%,
12/15/2039(a)(b) 525,000 521,063
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,897,204
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,325,206
Total Commercial Mortgage-Backed
Securities
(cost $31,421,661) 29,921,724
Corporate Bonds 38 .7%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030 550,000 504,646
3.25%, 2/1/2035(d) 500,000 411,537
5.81%, 5/1/2050 100,000 93,731
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 317,186
General Dynamics Corp. ,
4.95%, 8/15/2035 345,000 346,142
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 124,167
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,140,798
2,938,207
Automobile Components 0 .1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,069,652
Automobiles 1 .6%
BMW US Capital LLC ,
5.40%, 3/21/2035(a) 1,590,000 1,573,523
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 363,371
4.88%, 11/1/2027(a) 125,000 125,083
1.80%, 1/10/2028(a) 140,000 129,275
5.15%, 3/27/2030(a) 2,735,000 2,731,706
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 2,930,000 2,938,318
4.90%, 11/15/2027(a) 1,090,000 1,097,161
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a)(d) 705,000 681,354
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a) 940,000 923,083
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(d) 1,100,000 1,104,273
5.80%, 3/27/2035(a) 1,355,000 1,347,631
13,014,778
Banks 7 .6%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 500,000 511,069

22 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 690,000 698,184
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 723,713
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 990,000 968,990
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 416,767
(SOFR + 1.91%), 5.43%,
8/15/2035(e) 425,000 415,974
(SOFR + 1.74%), 5.52%,
10/25/2035(e) 980,000 961,217
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,026,593
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 575,000 583,952
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,055,896
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 540,000 550,279
5.54%, 1/22/2030(a)(d) 1,415,000 1,462,143
Barclays plc ,
(SOFR + 1.23%), 5.37%,
2/25/2031(e) 925,000 937,352
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 1,145,000 1,157,889
(SOFR + 1.68%), 5.09%,
5/9/2031(a)(e) 2,785,000 2,780,496
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 635,000 646,347
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 2,100,000 2,118,948
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 1,450,000 1,459,925
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 865,000 866,234
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d)(e) 395,000 382,841
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(e) 295,000 298,623
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028 1,670,000 1,685,664
3.78%, 3/14/2032(a) 550,000 498,202
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(e) 1,315,000 1,333,943
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 270,000 271,526
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(e) 1,435,000 1,439,753
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(e) 1,115,000 1,099,513
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(e) 445,000 449,403
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 413,415
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 430,000 432,582
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 1,470,000 1,485,848
(SOFR + 1.56%), 5.45%,
3/3/2036(d)(e) 2,940,000 2,921,505
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 475,000 493,919
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 295,000 297,216
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,031,808
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(e) 1,065,000 1,072,288
JPMorgan Chase & Co. ,
(SOFR + 1.34%), 4.95%,
10/22/2035(e) 1,300,000 1,269,685
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
4.93%, 10/16/2030(a)(e) 455,000 458,767
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(e) 915,000 890,625
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.27%),
5.61%, 4/24/2036(e) 2,055,000 2,099,346

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
5.10%, 5/13/2031(d)(e) 920,000 934,230
National Bank of Canada ,
4.50%, 10/10/2029 990,000 985,724
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(e) 620,000 623,112
NatWest Markets plc ,
4.79%, 3/21/2028(a) 1,495,000 1,505,112
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 490,000 484,572
Royal Bank of Canada ,
(SOFR + 1.10%), 4.97%,
8/2/2030(e) 15,000 15,192
(SOFR + 1.03%), 5.15%,
2/4/2031(e) 1,975,000 2,009,595
Santander Holdings USA, Inc. ,
(SOFR + 1.88%), 5.74%,
3/20/2031(e) 1,530,000 1,545,775
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.52%), 5.69%,
4/15/2031(e) 935,000 958,597
Societe Generale SA ,
5.25%, 2/19/2027(a) 1,205,000 1,214,341
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(d)(e) 815,000 842,690
Sumitomo Mitsui Financial
Group, Inc. ,
5.63%, 1/15/2035(d) 695,000 714,792
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 685,816
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 522,140
5.41%, 3/14/2029(a) 725,000 745,326
Toronto-Dominion Bank (The) ,
5.30%, 1/30/2032 885,000 901,825
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 590,000 636,971
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 300,000 286,565
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 750,000 734,149
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,090,000 1,079,850
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d)(e) 450,000 465,117
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 1,470,000 1,470,789
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 690,761
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 673,407
(SOFR + 1.74%), 5.60%,
4/23/2036(e) 1,840,000 1,868,396
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,078,682
63,341,966
Beverages 0 .5%
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 140,725
5.30%, 5/15/2048(a) 160,000 135,462
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,610,000 1,642,200
Constellation Brands, Inc. ,
4.80%, 5/1/2030 440,000 440,773
Keurig Dr Pepper, Inc. ,
5.15%, 5/15/2035 435,000 434,131
PepsiCo, Inc. ,
5.00%, 2/7/2035(d) 1,325,000 1,338,163
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a)(d) 400,000 408,951
4,540,405
Biotechnology 0 .1%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 319,841
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 517,527
837,368
Capital Markets 5 .0%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 655,000 625,590
6.35%, 10/23/2029(a) 440,000 438,697
Apollo Debt Solutions BDC ,
6.55%, 3/15/2032(a) 545,000 548,237
Ares Capital Corp. ,
5.80%, 3/8/2032 570,000 556,849
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a)(d) 580,000 578,928
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 587,576
5.95%, 3/15/2030 205,000 200,837

24 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 805,000 816,364
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(e) 640,000 643,520
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 1,415,000 1,439,518
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 430,000 428,371
Blackstone Private Credit
Fund ,
6.00%, 1/29/2032 250,000 247,916
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 175,000 174,511
5.30%, 6/30/2030 845,000 822,778
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 119,680
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 317,640
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 590,734
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 250,000 248,626
6.75%, 4/4/2029 645,000 646,395
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035(d) 350,000 355,605
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 600,000 585,698
5.81%, 3/3/2055(d) 450,000 427,140
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 468,994
CME Group, Inc. ,
4.40%, 3/15/2030 2,060,000 2,079,650
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 921,241
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 360,961
6.13%, 1/15/2030 565,000 555,295
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 1,055,000 1,064,883
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(e) 1,300,000 1,303,009
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 750,000 729,928
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 150,000 144,032
(SOFR + 1.21%), 5.05%,
7/23/2030(e) 880,000 890,482
(SOFR + 1.58%), 5.22%,
4/23/2031(e) 2,775,000 2,826,196
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 695,000 668,634
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc.,
6.00%, 7/15/2029 210,000 210,331
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 787,006
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 815,000 814,442
6.25%, 9/30/2029 40,000 40,566
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 687,591
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 1,600
LPL Holdings, Inc. ,
5.15%, 6/15/2030 1,210,000 1,214,013
Main Street Capital Corp. ,
3.00%, 7/14/2026 345,000 333,801
6.50%, 6/4/2027 540,000 548,930
Marex Group plc ,
6.40%, 11/4/2029 650,000 663,580
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(e) 1,445,000 1,440,388
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 1,695,000 1,728,202
(SOFR + 1.76%), 5.66%,
4/17/2036(e) 1,345,000 1,373,339
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 600,000 586,039
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 380,000 372,504
New Mountain Finance Corp. ,
6.20%, 10/15/2027 350,000 349,819
6.88%, 2/1/2029 245,000 246,555
Nuveen LLC ,
5.85%, 4/15/2034(a) 665,000 683,644
S&P Global, Inc. ,
2.90%, 3/1/2032 400,000 358,309
Sixth Street Lending Partners ,
6.50%, 3/11/2029 575,000 584,649
State Street Corp. ,
4.73%, 2/28/2030 705,000 713,371
4.83%, 4/24/2030 880,000 892,627
UBS AG ,
5.00%, 7/9/2027 415,000 421,316
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 997,317
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,005,025
41,469,479
Chemicals 0 .5%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 401,367
Eastman Chemical Co. ,
5.00%, 8/1/2029 470,000 473,560
LYB International Finance III
LLC ,
5.50%, 3/1/2034 865,000 841,005
Nutrien Ltd. ,
5.25%, 3/12/2032 1,210,000 1,220,518

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Orbia Advance Corp. SAB de
CV ,
7.50%, 5/13/2035(a) 965,000 958,525
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 607,857
4,502,832
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 813,367
5.04%, 3/25/2030(a) 1,020,000 1,014,994
1,828,361
Consumer Finance 2 .3%
AerCap Ireland Capital DAC ,
5.38%, 12/15/2031 255,000 255,969
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(d)(e) 2,675,000 2,718,477
American Honda Finance
Corp. ,
5.20%, 3/5/2035 1,975,000 1,970,378
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,030,000 1,024,929
5.38%, 5/30/2030(a) 305,000 304,044
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 685,000 708,805
(SOFR + 2.64%), 6.31%,
6/8/2029(d)(e) 180,000 187,560
(SOFR + 2.04%), 6.18%,
1/30/2036(d)(e) 655,000 646,843
Ford Motor Credit Co. LLC ,
6.53%, 3/19/2032(d) 2,590,000 2,558,930
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 522,268
5.05%, 4/4/2028 1,850,000 1,854,520
5.35%, 1/7/2030 1,140,000 1,142,874
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 105,000 104,727
John Deere Capital Corp. ,
4.90%, 3/7/2031 810,000 829,745
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 853,701
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,141,626
Synchrony Financial ,
4.88%, 6/13/2025 165,000 164,875
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(e) 545,000 551,960
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 520,000 518,565
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
5.35%, 1/9/2035(d) 995,000 1,019,262
19,080,058
Consumer Staples Distribution & Retail 0 .5%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 473,880 494,515
Sysco Corp. ,
5.10%, 9/23/2030 775,000 789,306
Target Corp. ,
5.00%, 4/15/2035 1,735,000 1,716,458
Walmart, Inc. ,
4.90%, 4/28/2035 1,380,000 1,397,873
4.50%, 4/15/2053(d) 200,000 174,302
4,572,454
Containers & Packaging 0 .5%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 544,569
4.80%, 3/17/2028(a) 205,000 206,709
Amcor Group Finance plc ,
5.45%, 5/23/2029 2,115,000 2,155,371
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 1,150,000 1,133,404
4,040,053
Distributors 0 .2%
Genuine Parts Co. ,
4.95%, 8/15/2029 840,000 844,157
LKQ Corp. ,
5.75%, 6/15/2028 510,000 520,758
1,364,915
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028 630,000 629,981
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 143,591
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 675,000 677,261
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 867,240
5.25%, 4/2/2035 1,100,000 1,105,648
2,793,740
Electric Utilities 3 .1%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 532,045
4.25%, 6/15/2028(a) 2,000,000 1,975,604
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 751,628
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(e) 765,000 718,617
CenterPoint Energy Houston
Electric LLC ,
4.80%, 3/15/2030(d) 925,000 940,360

26 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 836,787
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 878,762
Duke Energy Progress LLC ,
5.05%, 3/15/2035 435,000 433,643
Edison International ,
4.70%, 8/15/2025 840,000 838,194
Entergy Corp. ,
0.90%, 9/15/2025(d) 555,000 547,112
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 526,579
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 950,257
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,550,100
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 990,077
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 245,763
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 146,674
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 332,821
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 599,545
NextEra Energy Capital
Holdings, Inc. ,
5.90%, 3/15/2055 835,000 813,100
NSTAR Electric Co. ,
4.85%, 3/1/2030 535,000 542,540
Oklahoma Gas and Electric
Co. ,
5.80%, 4/1/2055 645,000 634,606
Pacific Gas and Electric Co. ,
6.15%, 3/1/2055 1,280,000 1,199,593
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,742
Public Service Co. of
Colorado ,
5.85%, 5/15/2055 1,960,000 1,924,643
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 409,082
5.25%, 3/15/2030 190,000 191,797
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 1,955,000 1,946,198
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,163,988
5.50%, 9/1/2026(a) 200,000 199,448
5.00%, 7/31/2027(a) 85,000 84,260
4.30%, 7/15/2029(a) 1,000,000 977,925
Wisconsin Public Service
Corp. ,
4.55%, 12/1/2029 345,000 348,597
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc. ,
4.75%, 3/21/2028 355,000 357,843
25,602,930
Electrical Equipment 0 .1%
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 560,000 567,627
Electronic Equipment, Instruments & Components 0 .5%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 840,000 846,873
CDW LLC ,
3.28%, 12/1/2028 665,000 623,949
Flex Ltd. ,
6.00%, 1/15/2028 570,000 582,829
Tyco Electronics Group SA ,
4.63%, 2/1/2030 1,040,000 1,047,598
5.00%, 5/9/2035 835,000 825,885
3,927,134
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(a)(d) 890,000 784,016
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 685,000 696,887
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 500,000 428,140
1,125,027
Financial Services 0 .6%
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a) 465,000 466,067
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,074,947
Nationwide Building Society ,
5.13%, 7/29/2029(a) 1,175,000 1,195,766
PayPal Holdings, Inc. ,
5.10%, 4/1/2035 1,560,000 1,552,762
Synchrony Bank ,
5.40%, 8/22/2025 890,000 890,285
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 227,730
5,407,557
Food Products 0 .4%
Cargill, Inc. ,
5.13%, 2/11/2035(a) 755,000 756,587
General Mills, Inc. ,
4.88%, 1/30/2030 545,000 551,075
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 111,000 100,427
5.75%, 4/1/2033(d) 610,000 622,635
Kraft Heinz Foods Co. ,
5.40%, 3/15/2035 1,210,000 1,217,976
3,248,700

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0 .1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 493,995
Ground Transportation 0 .7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 1,600,000 1,566,328
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030 1,155,000 1,166,565
Norfolk Southern Corp. ,
5.10%, 5/1/2035 360,000 361,268
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 399,177
5.25%, 2/1/2030(a) 1,070,000 1,087,631
Ryder System, Inc. ,
5.00%, 3/15/2030 420,000 423,559
4.85%, 6/15/2030 670,000 671,572
5,676,100
Health Care Equipment & Supplies 0 .3%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(d) 1,000,000 1,048,317
Zimmer Biomet Holdings, Inc. ,
5.05%, 2/19/2030 1,315,000 1,336,175
2,384,492
Health Care Providers & Services 0 .4%
Cardinal Health, Inc. ,
5.00%, 11/15/2029 1,595,000 1,621,543
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 1,002,206
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 445,000 433,569
3,057,318
Health Care REITs 0 .0%
†
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 172,096
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 174,903
346,999
Health Care Technology 0 .1%
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 437,551
Hotels, Restaurants & Leisure 0 .7%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 670,000 672,104
5.38%, 12/15/2031(d) 740,000 735,556
5.75%, 3/30/2032(d) 560,000 560,917
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 1,515,000 1,518,477
Marriott International, Inc. ,
5.50%, 4/15/2037 1,280,000 1,247,077
McDonald's Corp. ,
4.95%, 3/3/2035(d) 1,170,000 1,160,649
5,894,780
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 600,000 450,953
Independent Power and Renewable Electricity Producers
0 .0%
†
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 297,287
Calpine Corp. ,
4.50%, 2/15/2028(a) 85,000 83,138
380,425
Industrial Conglomerates 0 .1%
3M Co. ,
4.80%, 3/15/2030 1,235,000 1,247,194
Industrial REITs 0 .1%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 900,000 956,864
Insurance 3 .7%
American National Global
Funding ,
5.55%, 1/28/2030(a) 870,000 889,321
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 619,879
Athene Global Funding ,
5.38%, 1/7/2030(a)(d) 1,430,000 1,458,183
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,022,874
5.65%, 6/10/2029(a) 700,000 710,198
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 665,000 655,414
5.20%, 6/24/2029(a) 800,000 813,732
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 960,209
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 879,897
5.88%, 6/10/2027(a) 555,000 569,146
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 190,000 191,885
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a) 480,000 487,032
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,089,943
4.40%, 9/23/2027(a) 375,000 373,178
5.50%, 4/1/2032(a)(d) 1,295,000 1,305,792
Guardian Life Global Funding ,
4.80%, 4/28/2030(a) 1,335,000 1,352,675
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 194,765
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 770,748
4.95%, 1/10/2030(a) 1,430,000 1,455,339
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a) 1,105,000 1,126,284
New York Life Global Funding ,
5.00%, 6/6/2029(a) 955,000 983,732
4.60%, 12/5/2029(a)(d) 455,000 460,253
4.55%, 1/28/2033(a) 750,000 729,486

28 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(e) 935,000 948,589
NLG Global Funding ,
5.40%, 1/23/2030(a) 1,415,000 1,447,477
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,116,005
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,444,718
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 405,000 396,522
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 522,956
Protective Life Global
Funding ,
4.77%, 12/9/2029(a) 1,000,000 1,008,526
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a) 1,270,000 1,269,460
RGA Global Funding ,
5.25%, 1/9/2030(a) 640,000 654,585
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 675,000 705,015
SBL Holdings, Inc. ,
7.20%, 10/30/2034(a)(d) 875,000 820,280
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 715,299
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 531,055
Western-Southern Global
Funding ,
4.90%, 5/1/2030(a) 400,000 403,550
31,084,002
IT Services 0 .5%
CGI, Inc. ,
4.95%, 3/14/2030(a) 1,835,000 1,844,272
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,063,179
International Business
Machines Corp. ,
4.80%, 2/10/2030 1,645,000 1,665,243
4,572,694
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 620,071
Machinery 0 .4%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 575,000 574,713
4.75%, 3/21/2028(d) 720,000 723,343
Daimler Truck Finance North
America LLC ,
5.63%, 1/13/2035(a)(d) 1,540,000 1,540,069
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Weir Group plc (The) ,
5.35%, 5/6/2030(a) 930,000 934,300
3,772,425
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 655,000 678,306
Comcast Corp. ,
2.94%, 11/1/2056 208,000 120,743
Cox Communications, Inc. ,
5.95%, 9/1/2054(a)(d) 1,490,000 1,359,546
2,158,595
Metals & Mining 0 .5%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 728,998
Nucor Corp. ,
5.10%, 6/1/2035(d) 1,980,000 1,942,695
Vale Overseas Ltd. ,
6.40%, 6/28/2054 1,265,000 1,221,784
3,893,477
Multi-Utilities 0 .9%
Ameren Corp. ,
5.00%, 1/15/2029(d) 310,000 314,501
5.38%, 3/15/2035 2,220,000 2,216,694
Black Hills Corp. ,
3.05%, 10/15/2029(d) 675,000 627,917
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(e) 840,000 828,937
Dominion Energy, Inc. ,
5.45%, 3/15/2035 2,380,000 2,368,417
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 601,127
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 273,379
7,230,972
Oil, Gas & Consumable Fuels 1 .7%
Aker BP ASA ,
5.80%, 10/1/2054(a) 425,000 371,933
APA Corp. ,
6.75%, 2/15/2055(a) 855,000 748,273
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 266,406
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 2,085,000 2,122,278
ConocoPhillips Co. ,
5.00%, 1/15/2035 845,000 831,702
Energy Transfer LP ,
4.75%, 1/15/2026(d) 500,000 499,736
5.50%, 6/1/2027 1,000,000 1,015,368
Harbour Energy plc ,
6.33%, 4/1/2035(a)(d) 615,000 584,458
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 665,000 671,353

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. ,
5.15%, 3/1/2030 1,005,000 1,011,384
MPLX LP ,
1.75%, 3/1/2026 696,000 678,094
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 574,146
Occidental Petroleum Corp. ,
6.05%, 10/1/2054(d) 915,000 789,366
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 460,267
Phillips 66 Co. ,
5.65%, 6/15/2054(d) 770,000 678,834
Raizen Fuels Finance SA ,
6.95%, 3/5/2054(a) 235,000 222,179
Targa Resources Corp. ,
6.13%, 5/15/2055 1,670,000 1,582,935
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,101,250
14,209,962
Passenger Airlines 0 .0%
†
Air Canada ,
3.88%, 8/15/2026(a) 420,000 412,123
Pharmaceuticals 0 .4%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 364,845
Eli Lilly & Co. ,
4.75%, 2/12/2030(d) 555,000 569,009
GlaxoSmithKline Capital, Inc. ,
4.50%, 4/15/2030 1,630,000 1,637,582
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033(d) 825,000 814,688
3,386,124
Professional Services 0 .1%
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 589,405
Real Estate Management & Development 0 .1%
CBRE Services, Inc. ,
5.50%, 6/15/2035 585,000 582,807
Residential REITs 0 .0%
†
American Homes 4 Rent LP ,
5.50%, 2/1/2034 233,000 232,194
Retail REITs 0 .1%
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 542,230
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 356,721
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 630,000 627,127
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 475,811
5.80%, 1/15/2035 955,000 949,161
6.05%, 11/1/2035 570,000 577,930
2,986,750
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0 .2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 132,734
Oracle Corp. ,
3.60%, 4/1/2040 700,000 545,606
6.00%, 8/3/2055 1,325,000 1,288,841
1,967,181
Specialized REITs 0 .4%
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,748
3.70%, 6/15/2026 630,000 622,913
CubeSmart LP ,
4.00%, 11/15/2025 126,000 125,485
3.13%, 9/1/2026 450,000 440,717
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 268,270
2.20%, 10/15/2030(d) 850,000 742,831
5.40%, 6/15/2035(d) 1,295,000 1,271,117
3,541,081
Specialty Retail 0 .1%
AutoNation, Inc. ,
4.50%, 10/1/2025 675,000 673,141
Technology Hardware, Storage & Peripherals 0 .4%
Dell International LLC ,
5.00%, 4/1/2030(d) 575,000 576,900
4.85%, 2/1/2035(d) 755,000 711,973
HP, Inc. ,
6.10%, 4/25/2035 1,245,000 1,258,595
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 532,712
3,080,180
Tobacco 0 .5%
BAT Capital Corp. ,
3.46%, 9/6/2029(d) 1,010,000 962,377
5.63%, 8/15/2035 1,475,000 1,480,897
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 1,500,000 1,541,475
Philip Morris International,
Inc. ,
5.38%, 2/15/2033(d) 250,000 256,003
4.25%, 11/10/2044(d) 150,000 124,401
4,365,153
Trading Companies & Distributors 0 .4%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 835,185
6.50%, 7/18/2028(a) 155,000 160,729
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 885,000 875,678
GATX Corp. ,
5.40%, 3/15/2027 325,000 329,439
5.50%, 6/15/2035 420,000 416,342
6.05%, 6/5/2054(d) 168,000 162,762
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 587,988
3,368,123

30 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0 .1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(d) 580,000 584,165
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.13%, 5/15/2032 905,000 915,016
3.30%, 2/15/2051 500,000 328,396
1,243,412
Total Corporate Bonds
(cost $328,888,350)
323,110,178
Mortgage-Backed Securities 19 .5%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,177,623 935,120
Pool# SD8200
2.50%, 3/1/2052 1,862,724 1,551,856
Pool# SD8205
2.50%, 4/1/2052 16,973,926 14,137,523
Pool# QE0012
2.50%, 4/1/2052 1,586,288 1,324,406
Pool# QE0764
3.00%, 4/1/2052 4,724,603 4,105,507
Pool# QE2352
2.50%, 5/1/2052 1,222,492 1,016,699
Pool# SD8219
2.50%, 6/1/2052 984,108 818,493
Pool# QE4044
2.50%, 6/1/2052 551,843 460,159
Pool# SD2088
3.50%, 6/1/2052 9,178,164 8,294,471
Pool# SD2254
3.50%, 7/1/2052 862,839 783,841
Pool# SD8234
2.50%, 8/1/2052 5,169,335 4,299,632
Pool# SD8271
2.50%, 10/1/2052 883,003 734,347
Pool# SD8255
3.50%, 10/1/2052 875,179 791,035
Pool# QF1212
4.00%, 10/1/2052 3,923,296 3,662,415
Pool# SD8288
5.00%, 1/1/2053 3,464,370 3,400,641
Pool# SD8302
6.50%, 2/1/2053 322,961 334,258
Pool# SD8309
6.00%, 3/1/2053 389,603 395,633
Pool# SD2921
4.50%, 5/1/2053 474,784 454,709
Pool# SD6706
4.50%, 1/1/2054 5,757,910 5,510,620
Pool# SD8461
5.00%, 9/1/2054 1,941,932 1,903,866
Pool# QX2607
5.50%, 1/1/2055 2,942,384 2,937,867
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,144,501 1,197,466
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AN8477
3.40%, 2/1/2033 1,935,802 1,809,052
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,759,351
Pool# 310240
3.50%, 11/1/2043 4,804,465 4,468,905
Pool# BF0673
2.50%, 6/1/2062 3,008,496 2,389,566
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 917,494 854,465
Pool# FM1776
3.00%, 10/1/2034 270,163 262,422
Pool# FS1360
3.00%, 4/1/2037 948,607 900,643
Pool# BC0180
4.00%, 1/1/2046 605,109 574,407
Pool# BC9003
3.00%, 11/1/2046 87,960 78,158
Pool# AS8483
3.00%, 12/1/2046 69,483 61,460
Pool# MA2863
3.00%, 1/1/2047 376,931 334,615
Pool# BM2003
4.00%, 10/1/2047 357,514 338,339
Pool# MA3209
3.00%, 12/1/2047 1,173,414 1,037,287
Pool# MA3275
3.00%, 2/1/2048 1,046,210 924,339
Pool# CA2208
4.50%, 8/1/2048 1,154,568 1,118,439
Pool# CA2469
4.00%, 10/1/2048 84,556 79,700
Pool# BN0906
4.00%, 11/1/2048 911,462 858,948
Pool# CA3866
3.50%, 7/1/2049 1,576,809 1,439,334
Pool# BP5783
3.00%, 5/1/2050 4,286,021 3,764,459
Pool# MA4210
2.50%, 12/1/2050 834,208 698,659
Pool# MA4491
1.50%, 12/1/2051 1,271,829 958,598
Pool# MA4562
2.00%, 3/1/2052 1,935,996 1,537,904
Pool# FS2122
3.00%, 3/1/2052 1,205,277 1,051,641
Pool# BU8944
3.00%, 4/1/2052 4,215,120 3,666,547
Pool# CB3496
3.00%, 5/1/2052 4,978,474 4,332,650
Pool# MA4623
2.50%, 6/1/2052 558,827 464,953
Pool# BU8730
2.50%, 6/1/2052 319,376 266,706
Pool# MA4624
3.00%, 6/1/2052 1,029,901 894,439
Pool# FS5493
2.50%, 7/1/2052 3,771,240 3,144,981
Pool# MA4652
2.50%, 7/1/2052 364,699 303,308

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4653
3.00%, 7/1/2052 4,795,097 4,163,407
Pool# MA4743
2.50%, 8/1/2052 348,920 290,255
Pool# FS3497
3.50%, 8/1/2052 4,625,984 4,188,909
Pool# MA4732
4.00%, 9/1/2052 6,388,789 5,964,881
Pool# MA4733
4.50%, 9/1/2052 1,661,747 1,592,118
Pool# MA4782
3.50%, 10/1/2052 4,364,609 3,944,995
Pool# MA4805
4.50%, 11/1/2052 1,367,967 1,310,794
Pool# MA4980
6.00%, 4/1/2053 570,939 581,195
Pool# DA1019
6.50%, 9/1/2053 130,215 134,987
Pool# CB8422
6.00%, 2/1/2054 1,879,120 1,907,919
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2055 9,000,000
9,129,700
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 5/25/2055 3,000,000 2,795,532
4.50%, 5/25/2055 3,000,000 2,868,751
5.00%, 5/25/2055 4,000,000 3,915,265
5.50%, 5/25/2055 2,300,000 2,295,035
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 2,768 2,778
Pool# 399109
7.50%, 2/15/2027 1,449 1,453
Pool# 445661
7.50%, 7/15/2027 1,036 1,041
Pool# 443887
7.50%, 8/15/2027 1,801 1,811
Pool# 455381
7.50%, 8/15/2027 571 573
Pool# 450591
7.50%, 8/15/2027 43 43
Pool# 446699
6.00%, 8/15/2028 2,680 2,714
Pool# 482748
6.00%, 9/15/2028 14,820 14,967
Pool# 781029
6.50%, 5/15/2029 18,231 18,749
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,699,332 4,160,935
Pool# MA8098
3.00%, 6/20/2052 4,466,486 3,954,772
Pool# MA8099
3.50%, 6/20/2052 1,484,379 1,351,494
Pool# MA8429
5.50%, 11/20/2052 605,379 607,525
Pool# MA8647
5.00%, 2/20/2053 416,464 409,572
Pool# MA8726
5.50%, 3/20/2053 1,905,192 1,910,787
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8727
6.00%, 3/20/2053 443,485 451,640
Pool# MA8801
5.50%, 4/20/2053 2,547,669 2,554,630
Total Mortgage-Backed Securities
(cost $168,372,459)
162,954,066
Municipal Bonds 0 .1%
District of Columbia 0 .1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 696,352
Massachusetts 0 .0%
†
Massachusetts Educational
Financing Authority, RB,
Series 2018-A, 3.85%,
5/25/2033 151,409 149,052
Total Municipal Bonds
(cost $845,189)
845,404
U.S. Government Agency Security 0 .6%
FHLB, 4.75%, 3/10/2034 4,400,000 4,527,032
Total U.S. Government Agency Security
(cost $4,423,848)
4,527,032
U.S. Treasury Obligations 24 .8%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 9,271,447
2.38%, 2/15/2042 6,000,000 4,398,984
3.25%, 5/15/2042 3,500,000 2,921,953
3.38%, 8/15/2042 1,495,000 1,266,954
3.88%, 2/15/2043 3,670,000 3,321,637
3.88%, 5/15/2043 5,420,000 4,893,456
4.38%, 8/15/2043 10,030,000 9,671,114
4.75%, 11/15/2043 9,430,000 9,527,247
4.50%, 2/15/2044 6,015,000 5,877,548
4.63%, 5/15/2044 2,590,000 2,569,665
4.13%, 8/15/2044 3,895,000 3,610,178
4.63%, 11/15/2044 (d) 5,125,000 5,073,750
4.75%, 2/15/2045 3,785,000 3,811,022
2.25%, 8/15/2046 2,100,000 1,389,035
2.25%, 8/15/2049 9,000,000 5,700,234
2.25%, 2/15/2052 9,500,000 5,873,672
2.88%, 5/15/2052 1,750,000 1,246,738
4.25%, 8/15/2054 3,155,000 2,924,784
4.50%, 11/15/2054 4,230,000 4,094,508
4.63%, 2/15/2055 8,270,000 8,183,423
U.S. Treasury Notes
4.25%, 12/31/2026 4,085,000 4,122,020
4.13%, 1/31/2027 4,195,000 4,227,610
4.13%, 2/28/2027 4,175,000 4,210,226
3.38%, 9/15/2027 2,325,000 2,314,283
3.50%, 1/31/2028 600,000 598,570

32 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 3/31/2028 1,000,000 935,664
3.63%, 5/31/2028 700,000 700,465
4.88%, 10/31/2028 8,880,000 9,239,016
4.63%, 4/30/2029 25,285,000 26,180,840
2.75%, 5/31/2029 2,000,000 1,931,094
3.25%, 6/30/2029 1,000,000 983,828
4.25%, 6/30/2029 11,615,000 11,869,985
3.63%, 8/31/2029 (d) 460,000 458,994
4.13%, 10/31/2029 115,000 117,035
4.13%, 11/30/2029 5,325,000 5,421,724
4.38%, 1/31/2032 37,255,000 38,247,496
Total U.S. Treasury Obligations
(cost $214,787,246)
207,186,199
Repurchase Agreements 2 .3%
CF Secured, LLC
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $6,405,480,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$6,533,590. (g)(h) 6,404,707 6,404,707
Santander US Capital
Markets
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $10,001,208,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$10,201,241. (g)(h) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $3,000,364,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$3,060,000. (g)(h) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $19,404,707)
19,404,707
Total Investments
(cost $861,718,662) — 100.8%
842,086,623
Liabilities in excess of other
assets — (0.8)% (6,886,922)
NET ASSETS — 100.0%
$ 835,199,701
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$181,508,158 which represents 21.73% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2025.
(d) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $32,990,925, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $19,404,707 and by $14,659,212 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
9/30/2025 - 11/15/2054, a total value of $34,063,919.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(f) Security in default.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $19,404,707.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Core Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 33
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 6/2025 USD 3,166,664 49,962
U.S. Treasury Long Bond 104 6/2025 USD 12,129,000 (89,521)
U.S. Treasury Ultra Bond 99 6/2025 USD 11,982,094 (233,047)
Total long contracts (272,606)
Short Contracts
U.S. Treasury 10 Year Ultra Note (57) 6/2025 USD (6,539,860) (63,037)
Total short contracts (63,037)
Net contracts (335,643)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 28 .7%
Principal
Amount ($) Value ($)
Automobiles 19 .6%
Ally Auto Receivables Trust,
Series 2022-3, Class A3,
5.07%, 4/15/2027 51,553 51,619
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 47,346 47,454
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 177,840 178,218
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 4,519 4,523
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 347,471
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 258,575
Series 2022-2, Class A3,
4.38%, 4/18/2028 40,409 40,378
Series 2024-1, Class A3,
5.43%, 1/18/2029 305,000 308,281
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 76,590 76,978
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 127,373 128,232
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 146,177 146,709
Series 2024-2, Class A3,
5.84%, 6/15/2028 300,000 301,499
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,308
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 468,247 469,845
Series 2025-2, Class A2A,
4.59%, 7/17/2028 135,000 135,120
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 235,000 236,898
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 13,429 13,491
Series 2024-P2, Class A3,
5.33%, 7/10/2029 155,000 156,564
Series 2024-P4, Class A3,
4.64%, 1/10/2030 75,000 75,422
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 319,121
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 144,883
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 202,710 203,880
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 110,749 111,792
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,679
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 132,220
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 240,972
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 141,210
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 134,793
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 187,186 187,349
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 60,000 60,106
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 168,217
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 37,821 37,762
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 164,636 165,917
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 1,313 1,314
Series 2025-2A, Class A3,
4.74%, 1/16/2029 195,000 195,605
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,763
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 55,000 55,074
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 438,860
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 346,084
Flagship Credit Auto Trust,
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 151,336 151,381
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 145,892
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 312,414
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 95,000 95,114

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 45,000 45,082
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,758
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 217,647 220,406
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 92,502 92,406
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 150,000 150,440
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 67,566 68,340
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 125,000 124,664
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 186,321
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 335,000 339,483
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 174,495
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 300,043
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 132,156
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 430,000 433,101
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 222,280
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 150,000 150,355
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 185,000 186,556
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,857
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 85,204
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 150,000 150,613
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 336,851 339,274
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 210,000 213,061
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 138,811 139,019
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 285,883 288,938
PenFed Auto Receivables
Owner Trust
Series 2022-A, Class A4,
4.18%, 12/15/2028(a) 88,669 88,508
Series 2024-A, Class A3,
4.70%, 6/15/2029(a) 125,000 125,592
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 135,000 135,032
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 85,304 84,503
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 501,747
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 285,000 286,957
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 469,700
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 115,493
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,931
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 175,383
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 155,000 156,583
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 70,000 70,089
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 64,830 65,027
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 530,000 533,944
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 95,600
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 95,000 95,808
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 150,000 150,840
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 100,512
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 104,416 104,451
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 299,868
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 330,000 330,265

36 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 670,000 672,322
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 40,000 40,698
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 166,250
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,142
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 568,882
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 390,025 392,796
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 199,974 202,251
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 180,000 180,716
World Omni Select Auto Trust
Series 2021-A, Class B,
0.85%, 8/16/2027 2,658 2,654
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,795
17,900,178
Credit Card 1 .2%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 615,744
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 146,761
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 105,000 105,634
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,733
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,478
1,061,350
Equipment Loans & Leases 3 .0%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 68,793 69,375
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 88,796 89,341
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 197,586 200,865
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 772,130 775,148
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 744,466
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 118,510 118,816
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 271,828
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 103,382 104,565
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 106,993 106,577
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 91,345 91,867
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 17,365 17,383
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 174,198
2,764,429
Other 4 .6%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 35,411 35,592
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 54,108 54,162
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 246,533
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 547,262
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 19,526 19,549
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 85,814 79,222
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 63,482 64,770
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 132,309 138,267
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 107,199

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 37
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 241,712 242,051
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 101,363 103,525
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 118,922 121,755
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 94,568 96,350
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 422,563
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 390,000 388,274
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 70,054 70,272
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,950
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 101,601
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 207,305 210,079
SoFi Consumer Loan Program
Trust, Series 2025-1, Class
A, 4.80%, 2/27/2034(a) 142,630 142,759
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 270,439
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 578,864
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,199
4,189,237
Student Loan 0 .3%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 65,705 60,017
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 22,313 20,730
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 217,749 195,641
276,388
Total Asset-Backed Securities
(cost $26,060,937)
26,191,582
Collateralized Mortgage Obligations 0 .3%
FHLMC REMIC, Series 3721,
Class PE, 3.50%, 9/15/2040 31,444 30,842
FNMA REMIC
Series 2012-100, Class WA,
1.50%, 9/25/2027 31,144 30,317
Series 2012-93, Class DP,
1.50%, 9/25/2027 23,067 22,476
GNMA REMIC
Series 2011-39, Class NE,
3.50%, 9/16/2039 28,271 27,495
Series 2010-H22, Class FE,
4.79%, 5/20/2059(b) 6,013 5,984
Series 2011-H11, Class FA,
4.94%, 3/20/2061(b) 38,747 38,779
Series 2012-H18, Class NA,
4.96%, 8/20/2062(b) 14,042 14,048
Series 2016-H13, Class FT,
5.02%, 5/20/2066(b) 2,403 2,407
Series 2017-H25, Class FD,
4.59%, 12/20/2067(b) 13,879 13,746
Series 2019-H01, Class FT,
4.84%, 10/20/2068(b) 19,362 19,313
Series 2019-H13, Class FT,
4.57%, 8/20/2069(b) 32,498 32,423
Total Collateralized Mortgage Obligations
(cost $243,112)
237,830
Commercial Mortgage-Backed Securities 6 .5%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.31%,
10/15/2038(a)(b) 430,000 421,679
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 185,942
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,978
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
6.58%, 10/15/2037(a)(b) 425,000 425,531
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 329,621
BPR Trust
Series 2022-OANA, Class
A, 6.22%, 4/15/2037(a)(b) 200,000 200,129
Series 2021-NRD, Class A,
5.85%, 12/15/2038(a)(b) 350,000 343,018
Series 2022-SSP, Class A,
7.32%, 5/15/2039(a)(b) 300,000 299,812

38 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BX Trust, Series 2024-
VLT4, Class A, 5.81%,
7/15/2029(a)(b) 100,000 99,250
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 334,708
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.39%, 10/15/2038(a)(b) 245,000 242,783
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 362,413
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 144,789
DROP Mortgage Trust, Series
2021-FILE, Class A, 5.59%,
10/15/2043(a)(b) 315,000 292,950
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC, Series K531, Class
AS, 4.86%, 9/25/2029(b) 619,868 618,912
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 100,000 86,460
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 340,597 293,100
Series 2023-SHIP, Class A,
4.47%, 9/10/2038(a)(b) 215,000 213,931
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 35,116 34,813
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.92%,
1/15/2042(a)(b) 100,000 99,000
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 382,474 363,417
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 235,207
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.50%,
11/15/2027(a)(b) 307,641 199,843
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.56%,
12/15/2039(a)(b) 100,000 99,250
Total Commercial Mortgage-Backed
Securities
(cost $6,210,284) 5,990,536
Corporate Bonds 50 .8%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
6.30%, 5/1/2029 195,000 205,075
General Dynamics Corp. ,
4.95%, 8/15/2035 25,000 25,083
230,158
Automobiles 2 .1%
BMW US Capital LLC ,
5.05%, 3/21/2030(a)(c) 185,000 187,180
Hyundai Capital America ,
4.88%, 11/1/2027(a) 70,000 70,047
5.15%, 3/27/2030(a) 300,000 299,639
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 215,000 215,610
4.90%, 11/15/2027(a) 245,000 246,610
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 185,000 181,326
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a)(c) 255,000 255,100
Volkswagen Group of America
Finance LLC ,
5.35%, 3/27/2030(a) 465,000 464,118
1,919,630
Banks 11 .6%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c)(d) 200,000 204,428
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 345,000 349,092
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 201,051
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 95,000 96,479
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 380,000 387,233
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d) 455,000 454,655
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(c) 190,000 193,395
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 235,000 237,120
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(d) 490,000 493,354
Citigroup, Inc. ,
(SOFR + 0.87%), 4.79%,
3/4/2029(d) 325,000 326,603

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 100,000 100,143
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(c) 380,000 383,564
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 331,865
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(c)(d) 250,000 251,501
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 350,000 353,773
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 185,000 192,369
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d) 255,000 256,227
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d) 205,000 206,403
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 283,235
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 235,664
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 215,000 219,564
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.17%),
5.16%, 4/24/2031(c)(d) 245,000 249,493
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 400,000 407,979
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(c)(d) 435,000 440,166
NatWest Markets plc ,
4.79%, 3/21/2028(a) 205,000 206,387
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 235,000 235,478
Santander Holdings USA, Inc. ,
(SOFR + 1.88%), 5.74%,
3/20/2031(c)(d) 170,000 171,753
Societe Generale SA ,
5.25%, 2/19/2027(a) 405,000 408,139
Sumitomo Mitsui Financial
Group, Inc. ,
5.24%, 4/15/2030(c) 235,000 240,979
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 310,000 315,786
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 291,784
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 450,763
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d) 495,000 495,266
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 190,000 194,216
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 460,000 467,135
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(c) 305,000 309,398
10,642,440
Beverages 0 .4%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(c) 280,000 285,600
Constellation Brands, Inc. ,
4.80%, 5/1/2030 50,000 50,088
335,688
Biotechnology 0 .4%
AbbVie, Inc. ,
4.65%, 3/15/2028 335,000 339,979
Broadline Retail 0 .4%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 360,733
Capital Markets 5 .7%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 372,489
Apollo Debt Solutions BDC ,
6.55%, 3/15/2032(a) 90,000 90,535
Ares Capital Corp. ,
5.80%, 3/8/2032 95,000 92,808
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a) 95,000 94,824
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 60,000 58,782
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(d) 235,000 239,072
BGC Group, Inc. ,
6.15%, 4/2/2030(a) 50,000 49,811
Blackstone Secured Lending
Fund ,
5.30%, 6/30/2030 70,000 68,159
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 209,440
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 98,937
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(a) 5,000 5,056

40 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 40,000 39,780
6.75%, 4/4/2029 110,000 110,238
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 25,400
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 115,931
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 345,000 349,625
FS KKR Capital Corp. ,
6.88%, 8/15/2029(c) 40,000 40,507
6.13%, 1/15/2030 95,000 93,368
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 365,000 368,419
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.58%), 5.22%,
4/23/2031(d) 310,000 315,719
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(c) 95,000 91,396
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 91,178
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 95,000 94,935
6.25%, 9/30/2029 45,000 45,637
Jane Street Group ,
6.75%, 5/1/2033(a) 170,000 170,801
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 115,000 118,019
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 200
LPL Holdings, Inc. ,
5.15%, 6/15/2030 185,000 185,614
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 125,780
6.50%, 6/4/2027 20,000 20,331
Marex Group plc ,
6.40%, 11/4/2029 110,000 112,298
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(d) 240,000 239,234
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 195,000 198,820
(SOFR + 1.51%), 5.19%,
4/17/2031(d) 105,000 106,903
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 45,000 44,112
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 39,979
6.88%, 2/1/2029 60,000 60,381
Sixth Street Lending Partners ,
6.50%, 3/11/2029(c) 140,000 142,349
State Street Corp. ,
4.83%, 4/24/2030 95,000 96,363
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS AG ,
5.00%, 7/9/2027 350,000 355,327
5,178,557
Chemicals 0 .7%
Celanese US Holdings LLC ,
6.41%, 7/15/2027(f) 58,000 58,472
Eastman Chemical Co. ,
5.00%, 8/1/2029 80,000 80,606
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(c) 115,000 108,893
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a) 200,000 199,866
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 200,000 205,172
653,009
Commercial Services & Supplies 1 .1%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 320,000 321,000
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 214,569
5.64%, 3/13/2027(a) 345,000 350,880
5.04%, 3/25/2030(a) 110,000 109,460
995,909
Communications Equipment 0 .4%
Cisco Systems, Inc. ,
4.75%, 2/24/2030 330,000 337,849
Consumer Finance 3 .5%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(c) 330,000 331,945
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(d) 225,000 227,075
American Honda Finance
Corp. ,
4.45%, 10/22/2027 340,000 341,287
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 345,426
4.95%, 1/15/2028(a) 170,000 169,163
5.38%, 5/30/2030(a) 35,000 34,890
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 103,475
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(c) 345,000 349,507
Ford Motor Credit Co. LLC ,
6.53%, 3/19/2032(c) 290,000 286,521
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(c) 235,000 236,025
5.05%, 4/4/2028(c) 210,000 210,513
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 54,857

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 95,000 94,856
OneMain Finance Corp. ,
6.63%, 5/15/2029 150,000 150,437
6.75%, 3/15/2032 180,000 176,550
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,958
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 60,000 59,834
3,227,319
Consumer Staples Distribution & Retail 0 .3%
Target Corp. ,
5.00%, 4/15/2035 135,000 133,557
Walmart, Inc. ,
4.35%, 4/28/2030 180,000 182,112
315,669
Containers & Packaging 0 .4%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 184,854
4.80%, 3/17/2028(a) 135,000 136,125
320,979
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028 50,000 49,999
Diversified Telecommunication Services 0 .2%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 200,670
Electric Utilities 2 .7%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 253,355
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 150,326
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 297,770
Edison International ,
4.70%, 8/15/2025 70,000 69,850
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,280
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 335,000 337,997
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 5,000 5,015
4.85%, 2/4/2028 335,000 340,307
NSTAR Electric Co. ,
4.85%, 3/1/2030 120,000 121,691
Southern California Edison
Co. ,
5.25%, 3/15/2030 30,000 30,284
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 150,000 149,325
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 374,674
Xcel Energy, Inc. ,
4.75%, 3/21/2028 30,000 30,240
XPLR Infrastructure Operating
Partners LP ,
8.38%, 1/15/2031(a)(c) 205,000 205,752
2,466,866
Electrical Equipment 0 .2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 200,000 201,724
Electronic Equipment, Instruments & Components 0 .2%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 184,051
Energy Equipment & Services 0 .3%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a)(c) 245,000 231,475
Entertainment 0 .4%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 77,161
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 277,347
354,508
Financial Services 1 .7%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 250,000 251,663
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 255,940
Essent Group Ltd. ,
6.25%, 7/1/2029 90,000 92,294
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 255,000 259,180
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 385,347
Synchrony Bank ,
5.40%, 8/22/2025 305,000 305,098
1,549,522
Food Products 1 .0%
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 332,751
General Mills, Inc. ,
4.70%, 1/30/2027(c) 155,000 155,869
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032(c) 160,000 162,357
Mars, Inc. ,
4.80%, 3/1/2030(a) 215,000 217,624
868,601
Gas Utilities 0 .3%
Spire, Inc. ,
5.30%, 3/1/2026 290,000 291,122

42 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0 .4%
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030 130,000 131,302
Norfolk Southern Corp. ,
5.10%, 5/1/2035 30,000 30,106
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 44,907
Ryder System, Inc. ,
5.00%, 3/15/2030 70,000 70,593
4.85%, 6/15/2030 75,000 75,176
352,084
Health Care Equipment & Supplies 1 .0%
Smith & Nephew plc ,
5.15%, 3/20/2027(c) 295,000 298,534
Solventum Corp. ,
5.45%, 2/25/2027 290,000 294,270
Zimmer Biomet Holdings, Inc. ,
5.05%, 2/19/2030 310,000 314,992
907,796
Health Care Providers & Services 0 .2%
Owens & Minor, Inc. ,
10.00%, 4/15/2030(a) 115,000 118,693
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 105,000 102,303
220,996
Health Care Technology 0 .2%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 140,276
Hotels, Restaurants & Leisure 1 .1%
Carnival Corp. ,
5.75%, 3/15/2030(a) 335,000 332,643
Darden Restaurants, Inc. ,
4.35%, 10/15/2027(c) 245,000 244,806
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,791
5.25%, 6/30/2029 125,000 125,393
5.75%, 3/30/2032(c) 60,000 60,098
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 165,000 165,379
1,035,110
Insurance 2 .6%
Athene Global Funding ,
5.62%, 5/8/2026(a) 85,000 85,856
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 198,468
CNO Global Funding ,
5.88%, 6/4/2027(a) 300,000 308,884
Corebridge Global Funding ,
4.65%, 8/20/2027(a) 245,000 246,380
F&G Global Funding ,
5.15%, 7/7/2025(a) 250,000 249,971
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a) 50,000 50,733
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 200,000 199,028
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(c) 325,000 330,441
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(c) 345,000 349,112
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 165,000 167,755
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 176,233
Western-Southern Global
Funding ,
4.90%, 5/1/2030(a) 45,000 45,399
2,408,260
IT Services 0 .2%
CGI, Inc. ,
4.95%, 3/14/2030(a) 200,000 201,011
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 210,024
Machinery 0 .9%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 170,673
4.50%, 10/8/2027 230,000 229,718
4.75%, 3/21/2028(c) 110,000 110,511
Daimler Truck Finance North
America LLC ,
5.25%, 1/13/2030(a) 335,000 339,828
850,730
Media 0 .1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 110,000 113,914
Metals & Mining 1 .1%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a) 175,000 169,492
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 115,000 116,437
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 165,500
Novelis Corp. ,
6.88%, 1/30/2030(a)(c) 75,000 76,081
Nucor Corp. ,
4.65%, 6/1/2030(c) 280,000 279,541
Rio Tinto Finance USA plc ,
4.88%, 3/14/2030 230,000 233,488
1,040,539
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Starwood Property Trust, Inc. ,
6.50%, 7/1/2030(a)(c) 65,000 65,377
6.50%, 10/15/2030(a) 60,000 60,539
125,916
Multi-Utilities 0 .9%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 284,886

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 245,000 247,115
DTE Energy Co. ,
4.95%, 7/1/2027 205,000 207,111
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 113,000 114,537
853,649
Oil, Gas & Consumable Fuels 2 .9%
APA Corp. ,
6.10%, 2/15/2035(a) 145,000 135,654
California Resources Corp. ,
8.25%, 6/15/2029(a) 130,000 123,943
Canadian Natural Resources
Ltd. ,
5.00%, 12/15/2029(a) 350,000 348,856
Chord Energy Corp. ,
6.75%, 3/15/2033(a)(c) 175,000 170,343
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 85,000 85,906
7.63%, 4/1/2032(a) 70,000 63,602
Energy Transfer LP ,
5.20%, 4/1/2030 195,000 196,898
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 73,988
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 290,000 290,610
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 105,000 106,003
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 260,000 261,900
Marathon Petroleum Corp. ,
5.15%, 3/1/2030 140,000 140,889
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 240,000 236,452
Venture Global Plaquemines
LNG LLC ,
7.75%, 5/1/2035(a)(c) 65,000 66,748
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 301,632
2,603,424
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 118,287
Pharmaceuticals 0 .2%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 225,635
Professional Services 0 .3%
Paychex, Inc. ,
5.10%, 4/15/2030 230,000 233,441
Semiconductors & Semiconductor Equipment 0 .5%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 340,000 340,754
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
5.80%, 1/15/2035(c) 115,000 114,297
455,051
Software 0 .4%
Synopsys, Inc. ,
4.85%, 4/1/2030 335,000 338,653
Specialized REITs 0 .1%
Extra Space Storage LP ,
5.70%, 4/1/2028 85,000 87,704
Specialty Retail 0 .6%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 138,950
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 399,675
538,625
Technology Hardware, Storage & Peripherals 1 .1%
Dell International LLC ,
4.75%, 4/1/2028 465,000 468,762
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 235,000 232,811
HP, Inc. ,
5.40%, 4/25/2030(c) 315,000 317,872
1,019,445
Trading Companies & Distributors 1 .0%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 210,000 198,179
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 95,000 93,999
GATX Corp. ,
5.40%, 3/15/2027(c) 160,000 162,186
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 441,555
895,919
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(c) 200,000 201,436
Total Corporate Bonds
(cost $46,566,401)
46,434,382
Mortgage-Backed Securities 0 .3%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 30,647 30,289
Pool# C00748
6.00%, 4/1/2029 2,090 2,154
Pool# C01418
5.50%, 10/1/2032 18,045 18,743
Pool# G01740
5.50%, 12/1/2034 11,438 11,740
Pool# G04342
6.00%, 4/1/2038 15,175 15,899
FHLMC Non Gold Pool
Pool# 972136
6.43%, 1/1/2034(b) 13,452 13,802

44 - Statements of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 848191
6.74%, 12/1/2034(b) 60,721 62,073
FNMA Pool# 815323 ,
6.35%, 1/1/2035 (b) 16,644
17,066
FNMA UMBS Pool
Pool# AB2518
4.00%, 3/1/2026 3,154 3,137
Pool# AB4998
3.00%, 4/1/2027 54,638 53,940
Pool# 190307
8.00%, 6/1/2030 186 195
Pool# 253516
8.00%, 11/1/2030 120 125
Pool# 725773
5.50%, 9/1/2034 25,613 26,259
Pool# 811773
5.50%, 1/1/2035 26,198 26,988
GNMA Pool# 5080 ,
4.00%, 6/20/2026 4,565
4,546
Total Mortgage-Backed Securities
(cost $287,652)
286,956
Municipal Bond 0 .1%
Massachusetts 0 .1%
Massachusetts Educational
Financing Authority, RB,
Series 2018-A, 3.85%,
5/25/2033 100,408 98,845
Total Municipal Bond
(cost $99,818)
98,845
U.S. Treasury Obligations 11 .6%
U.S. Treasury Notes
4.13%, 2/28/2027 9,040,000 9,116,275
3.75%, 4/30/2027 1,475,000 1,479,321
Total U.S. Treasury Obligations
(cost $10,541,286)
10,595,596
Short-Term Investment 0 .6%
U.S. Treasury Obligation 0 .6%
U.S. Treasury Bills, 8.65%,
7/17/2025 550,000 545,081
Total Short-Term Investment
(cost $545,060)
545,081
Repurchase Agreement 4 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $4,209,710,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$4,293,904. (g)(h) 4,209,202 4,209,202
Total Repurchase Agreement
(cost $4,209,202)
4,209,202
Total Investments
(cost $94,763,752) — 103.5%
94,590,010
Liabilities in excess of other
assets — (3.5)% (3,226,384)
NET ASSETS — 100.0%
$ 91,363,626
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$42,241,291 which represents 46.23% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2025.
(c) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $5,760,389, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,209,202 and by $1,723,920 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
9/30/2025 - 11/15/2054, a total value of $5,933,122.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2025.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $4,209,202.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Short Term Bond Fund - April 30, 2025 (Unaudited) - Statements of Investments - 45
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (2) 6/2025 USD (224,437) (3,535)
U.S. Treasury 10 Year Ultra Note (10) 6/2025 USD (1,147,344) (6,070)
Net contracts (9,605)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond Fund
Assets:
Investment securities, at value
*
$ 22,448,076
Repurchase agreements, at value 242,540
Cash 125,256
Cash pledged for swap contracts 49,888
Deposits with broker for futures contracts 43,776
Foreign currencies, at value 29,845
Interest and dividends receivable 175,934
Security lending income receivable 273
Receivable for investments sold 64,707
Receivable for capital shares issued 318
Receivable for variation margin on futures contracts 3,300
Receivable for variation margin on centrally cleared swap contracts 15,279
Unrealized appreciation on forward foreign currency contracts (Note 2) 42,284
Receivable for reimbursement from investment adviser (Note 3) 23,837
Prepaid expenses 43,662
Total Assets 23,308,975
Liabilities:
Payable for investments purchased 408,257
Distributions payable —
Payable for capital shares redeemed 541
Payable for variation margin on futures contracts —
Cash collateral pledged at broker for TBAs —
Unrealized depreciation on forward foreign currency contracts (Note 2) 21,889
Payable upon return of securities loaned (Note 2) 242,540
Accrued expenses and other payables:
Investment advisory fees 8,364
Fund administration fees 50,847
Distribution fees 1,902
Administrative servicing fees 4,349
Accounting and transfer agent fees 5,132
Trustee fees 595
Custodian fees 11,000
Compliance program costs (Note 3) 63
Professional fees 11,426
Printing fees 19,151
Other 8,600
Total Liabilities 794,656
Commitments and contingencies (Note 3) —
Net Assets $ 22,514,319
* Includes value of securities on loan (Note 2) 235,737
Cost of investment securities 22,784,493
Cost of repurchase agreements 242,540
Cost of foreign currencies 27,624
Represented by:
Capital $ 108,934,908
Total distributable earnings (loss) (86,420,589)
Net Assets $ 22,514,319

Fixed lncome Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 47
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 328,859,680 $ 157,468,065 $ 822,681,916 $ 90,380,808
294,000,000 — 19,404,707 4,209,202
2,415,478 1,842,803 36,415,877 1,726,600
— — — —
— 160,876 1,445,006 327,003
— — — —
561,961 347,124 6,396,813 623,761
— 15 4,131 696
— — 7,254,690 1,074,663
796,309 19,600 524,446 9,133
— 11,250 — 188
— — — —
— — — —
— 11,642 98,105 10,217
43,253 25,812 69,897 24,813
626,676,681 159,887,187 894,295,588 98,387,084
— — 38,388,996 2,565,617
3,231 — 4,147 2,057
666,818 107,715 474,141 153,026
— — 111,930 —
— — 120,000 —
— — — —
— — 19,404,707 4,209,202
140,403 32,699 265,058 25,005
59,019 42,171 87,012 37,946
170 1,748 3,364 3,494
121,115 3,023 203,600 2,171
84,754 1,984 7,807 4,793
2,007 566 3,689 346
3,340 1,693 3,874 1,030
8 9 64 1
1,256 3,917 1,687 3,279
47,327 10,470 11,599 13,372
3,131 760 4,212 2,119
1,132,579 206,755 59,095,887 7,023,458
— — — —
$ 625,544,102 $ 159,680,432 $ 835,199,701 $ 91,363,626
— 331,818 32,990,925 5,760,389
328,859,680 166,364,445 842,313,955 90,554,550
294,000,000 — 19,404,707 4,209,202
— — — —
$ 625,546,654 $ 184,951,110 $ 931,993,965 $ 100,427,399
(2,552) (25,270,678) (96,794,264) (9,063,773)
$ 625,544,102 $ 159,680,432 $ 835,199,701 $ 91,363,626

48 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond Fund
Net Assets:
Class A Shares $ 9,298,533
Class R6 Shares 8,066,945
Eagle Class Shares —
Institutional Service Class Shares 5,148,841
Investor Shares —
Service Class Shares —
Total $ 22,514,319
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,025,960
Class R6 Shares 888,280
Eagle Class Shares —
Institutional Service Class Shares 567,059
Investor Shares —
Service Class Shares —
Total 2,481,299
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .06 (a)
Class R6 Shares $ 9 .08
Eagle Class Shares $ —
Institutional Service Class Shares $ 9 .08
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .46
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.

Fixed lncome Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 49
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ — $ 8,525,075 $ 16,426,527 $ 17,157,117
209,888,192 134,237,116 481,606,401 65,086,970
— — 21,085,907 —
— 16,918,241 316,080,866 9,119,539
414,277,761 — — —
1,378,149 — — —
$ 625,544,102 $ 159,680,432 $ 835,199,701 $ 91,363,626
— 937,946 1,767,107 1,719,648
209,891,631 14,636,581 50,787,747 6,511,491
— — 2,223,758 —
— 1,846,870 33,330,401 912,466
414,280,841 — — —
1,378,179 — — —
625,550,651 17,421,397 88,109,013 9,143,605
$ — $ 9 .09 (b) $ 9 .30 (c) $ 9 .98 (c)
$ 1 .00 $ 9 .17 $ 9 .48 $ 10 .00
$ — $ — $ 9 .48 $ —
$ — $ 9 .16 $ 9 .48 $ 9 .99
$ 1 .00 $ — $ — $ —
$ 1 .00 $ — $ — $ —
$ — $ 9 .30 $ 9 .51 $ 10 .21
– % 2 .25% 2 .25% 2 .25%

50 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond Fund
INVESTMENT INCOME:
Interest income $ 1,929,644
Income from securities lending (net of fees) (Note 2) 2,434
Total Income 1,932,078
EXPENSES:
Investment advisory fees 184,866
Fund administration fees 46,243
Distribution fees Class A 11,751
Distribution fees Service Class —
Administrative servicing fees Class A 5,171
Administrative servicing fees Eagle Class(a) —
Administrative servicing fees Institutional Service Class 2,718
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 23,660
Professional fees 26,822
Printing fees 5,235
Trustee fees 2,424
Custodian fees 24,553
Accounting and transfer agent fees 10,345
Compliance program costs (Note 3) 275
Other 6,275
Total expenses before fees waived and expenses reimbursed 350,338
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (129,053)
Net Expenses 221,285
NET INVESTMENT INCOME 1,710,793
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (13,943,249)
Expiration or closing of futures contracts (Note 2) (2,642,770)
Settlement of forward foreign currency contracts (Note 2) 931,132
Foreign currency transactions (Note 2) (31,159)
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) 678,186
Net realized gains (losses) (15,007,860)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 15,843,097
Futures contracts (Note 2) 2,545,576
Forward foreign currency contracts (Note 2) (761,737)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (8,184)
Swap contracts (Note 2) (266,610)
Net change in unrealized appreciation/depreciation 17,352,142
Net realized/unrealized gains (losses) 2,344,282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,055,075
(a) For the period from December 5, 2024 (commencement of operations) through April 30, 2025.
(b) Excludes unrealized depreciation of $15,055,097 from the merger (Note 11).

Fixed Income Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 51
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short
Term Bond Fund
$ 13,526,201 $ 3,407,961 $ 16,104,787 $ 2,392,237
— 481 15,481 4,495
13,526,201 3,408,442 16,120,268 2,396,732
901,518 200,548 1,329,834 166,358
100,760 45,791 106,435 37,922
— 10,784 15,568 20,826
1,028 — — —
— 7,333 3,736 8,330
— — 1,517 —
— 12,911 392,477 4,349
197,199 — — —
1,028 — — —
25,481 23,540 32,311 25,216
21,953 22,967 50,783 23,536
13,508 818 4,105 5,532
11,783 3,191 12,916 1,917
4,861 2,993 9,401 1,827
249,495 5,169 16,730 10,463
1,237 342 1,314 204
6,675 3,051 6,332 2,403
1,536,526 339,438 1,983,459 308,883
(81,134) — — (9,506)
— (67,579) (386,292) (61,399)
1,455,392 271,859 1,597,167 237,978
12,070,809 3,136,583 14,523,101 2,158,754
491 (542,582) (5,631,300) 26,431
— 30,345 (1,843,449) 4,686
— — — —
— — — —
— — 2,344 —
— — — —
491 (512,237) (7,472,405) 31,117
— 2,046,497 10,234,722(b) 508,138
— 288,711 1,300,133 (60,115)
— — — —
— — — —
— — — —
— 2,335,208 11,534,855 448,023
491 1,822,971 4,062,450 479,140
$ 12,071,300 $ 4,959,554 $ 18,585,551 $ 2,637,894

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 1,710,793 $ 23,348,462
Net realized gains (losses) (15,007,860) (16,846,648)
Net change in unrealized appreciation/depreciation 17,352,142 64,349,144
Change in net assets resulting from operations 4,055,075 70,850,958
Distributions to Shareholders From:
Distributable earnings:
Class A (53,842) (407,982)
Class R6 (1,691,949) (22,919,155)
Institutional Service Class (32,075) (234,216)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (1,777,866) (23,561,353)
Change in net assets from capital transactions (330,616,973) (236,500,816)
Change in net assets (328,339,764) (189,211,211)
Net Assets:
Beginning of period 350,854,083 540,065,294
End of period $ 22,514,319 $ 350,854,083
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 67,303 $ 81,235
Dividends reinvested 51,927 394,535
Cost of shares redeemed (906,242) (1,736,184)
Total Class A Shares (787,012) (1,260,414)
Class R6 Shares
Proceeds from shares issued 2,418,109 5,678,356
Dividends reinvested 1,490,451 22,915,571
Cost of shares redeemed (333,355,683) (263,858,808)
Total Class R6 Shares (329,447,123) (235,264,881)
Institutional Service Class Shares
Proceeds from shares issued 701,207 1,570,858
Dividends reinvested 31,697 231,385
Cost of shares redeemed (1,115,742) (1,777,764)
Total Institutional Service Class Shares (382,838) 24,479
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (330,616,973) $ (236,500,816)

Fixed Income Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 12,070,809 $ 28,165,340 $ 3,136,583 $ 6,317,435
491 — (512,237) (3,222,242)
— (282) 2,335,208 11,743,460
12,071,300 28,165,058 4,959,554 14,838,653
— — (82,635) (338,231)
(4,191,059) (10,224,846) (1,589,983) (6,147,651)
— — (172,129) (697,716)
(7,853,838) (17,871,571) — —
(25,914) (68,922) — —
(12,070,811) (28,165,339) (1,844,747) (7,183,598)
9,557,220 59,833,437 (11,179,802) (24,887,809)
9,557,709 59,833,156 (8,064,995) (17,232,754)
615,986,393 556,153,237 167,745,427 184,978,181
$ 625,544,102 $ 615,986,393 $ 159,680,432 $ 167,745,427
$ — $ — $ 472,515 $ 1,261,078
— — 81,623 334,291
— — (1,072,717) (2,175,734)
— — (518,579) (580,365)
59,589,245 104,368,834 13,351,816 6,861,450
4,190,832 10,224,534 1,589,983 6,147,651
(69,737,548) (102,110,662) (25,137,151) (34,773,727)
(5,957,471) 12,482,706 (10,195,352) (21,764,626)
— — 2,138,854 1,089,988
— — 168,228 679,770
— — (2,772,953) (4,312,576)
— — (465,871) (2,542,818)
78,731,310 128,110,909 — —
7,827,231 17,807,306 — —
(71,220,893) (98,333,535) — —
15,337,648 47,584,680 — —
978,971 1,362,068 — —
25,914 68,922 — —
(827,842) (1,664,939) — —
177,043 (233,949) — —
$ 9,557,220 $ 59,833,437 $ (11,179,802) $ (24,887,809)

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 6,568 9,072
Reinvested 5,783 44,185
Redeemed (101,673) (194,424)
Total Class A Shares (89,322) (141,167)
Class R6 Shares
Issued 270,712 634,414
Reinvested 165,618 2,564,633
Redeemed (37,038,381) (28,739,298)
Total Class R6 Shares (36,602,051) (25,540,251)
Institutional Service Class Shares
Issued 78,009 175,692
Reinvested 3,530 25,879
Redeemed (124,482) (199,276)
Total Institutional Service Class Shares (42,943) 2,295
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (36,734,316) (25,679,123)

Fixed Income Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 55
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
— — 53,196 141,728
— — 9,162 37,780
— — (120,231) (244,737)
— — (57,873) (65,229)
59,589,245 104,368,834 1,481,572 760,000
4,190,832 10,224,534 177,225 688,753
(69,737,549) (102,110,662) (2,795,499) (3,898,304)
(5,957,472) 12,482,706 (1,136,702) (2,449,551)
— — 237,492 121,246
— — 18,754 76,232
— — (308,322) (482,672)
— — (52,076) (285,194)
78,731,310 128,110,909 — —
7,827,231 17,807,306 — —
(71,220,893) (98,333,534) — —
15,337,648 47,584,681 — —
978,969 1,362,069 — —
25,916 68,922 — —
(827,842) (1,664,940) — —
177,043 (233,949) — —
9,557,219 59,833,438 (1,246,651) (2,799,974)

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 14,523,101 $ 21,936,109
Net realized gains (losses) (7,472,405) 4,476,271
Net change in unrealized appreciation/depreciation 11,534,855 25,309,186
Change in net assets resulting from operations 18,585,551 51,721,566
Distributions to Shareholders From:
Distributable earnings:
Class A (262,852) (454,003)
Class C(a) — (11,064)
Class R6 (7,539,026) (10,956,442)
Eagle Class (183,844) (b) —
Institutional Service Class (6,563,235) (12,835,035)
Change in net assets from shareholder distributions (14,548,957) (24,256,544)
Change in net assets from capital transactions 248,057,446 169,675,930
Change in net assets 252,094,040 197,140,952
Net Assets:
Beginning of period 583,105,661 385,964,709
End of period $ 835,199,701 $ 583,105,661

Fixed Income Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 57
Nationwide Loomis Short Term Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 2,158,754 $ 5,368,105
31,117 759,803
448,023 2,812,319
2,637,894 8,940,227
(356,317) (767,848)
— (10,732)
(1,586,468) (4,173,073)
— —
(218,770) (420,953)
(2,161,555) (5,372,606)
(8,197,659) (37,891,182)
(7,721,320) (34,323,561)
99,084,946 133,408,507
$ 91,363,626 $ 99,084,946

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 91,766 $ 955,584
Proceeds from shares issued from merger (Note 11) 7,037,832 —
Proceeds from shares issued from class conversion (Note 1)(a) — 21,416
Dividends reinvested 248,262 429,266
Cost of shares redeemed (1,105,013) (1,165,745)
Total Class A Shares 6,272,847 240,521
Class C Shares
Proceeds from shares issued — 3,340
Dividends reinvested — 10,266
Cost of shares redeemed in class conversion (Note 1)(a) — (21,416)
Cost of shares redeemed — (782,889)
Total Class C Shares — (790,699)
Class R6 Shares
Proceeds from shares issued 12,528,929 147,629,607
Proceeds from shares issued from merger (Note 11) 237,113,981 —
Dividends reinvested 7,539,026 10,954,986
Cost of shares redeemed (30,849,738) (50,665,782)
Total Class R6 Shares 226,332,198 107,918,811
Eagle Class Shares
Proceeds from shares issued 376,693 (b) —
Proceeds from shares issued from merger (Note 11) 21,129,209 (b) —
Dividends reinvested 181,213 (b) —
Cost of shares redeemed (799,782) (b) —
Total Eagle Class Shares 20,887,333 (b) —
Institutional Service Class Shares
Proceeds from shares issued 17,284,956 82,831,210
Dividends reinvested 6,562,926 12,834,062
Cost of shares redeemed (29,282,814) (33,357,975)
Total Institutional Service Class Shares (5,434,932) 62,307,297
Change in net assets from capital transactions $ 248,057,446 $ 169,675,930

Fixed Income Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Loomis Short Term Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 1,519,234 $ 2,892,626
— —
— 2,189
343,518 737,686
(1,713,327) (4,301,118)
149,425 (668,617)
— 130,780
— 9,641
— (2,189)
— (1,148,691)
— (1,010,459)
2,654,516 4,210,970
— —
1,586,444 4,173,073
(12,894,430) (44,075,931)
(8,653,470) (35,691,888)
— —
— —
— —
— —
— —
2,485,450 2,661,418
218,537 417,824
(2,397,601) (3,599,460)
306,386 (520,218)
$ (8,197,659) $ (37,891,182)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 9,952 103,968
Issued in merger (Note 11) 764,310 —
Issued in class conversion (Note 1)(a) — 2,321
Reinvested 26,767 46,388
Redeemed (119,592) (125,738)
Total Class A Shares 681,437 26,939
Class C Shares
Issued — 359
Reinvested — 1,113
Redeemed in class conversion (Note 1)(a) — (2,336)
Redeemed — (85,796)
Total Class C Shares — (86,660)
Class R6 Shares
Issued 1,329,200 16,040,861
Issued in merger (Note 11) 25,242,765 —
Reinvested 796,639 1,160,193
Redeemed (3,276,079) (5,451,692)
Total Class R6 Shares 24,092,525 11,749,362
Eagle Class Shares
Issued 39,894 (b) —
Issued in merger (Note 11) 2,249,544 (b) —
Reinvested 19,091 (b) —
Redeemed (84,771) (b) —
Total Eagle Class Shares 2,223,758 (b) —
Institutional Service Class Shares
Issued 1,836,469 8,867,218
Reinvested 694,261 1,358,808
Redeemed (3,116,127) (3,536,281)
Total Institutional Service Class Shares (585,397) 6,689,745
Total change in shares 26,412,323 18,379,386
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)
(b) For the period from December 5, 2024 (commencement of operations) through April 30, 2025.

Fixed Income Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide Loomis Short Term Bond Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
152,872 294,556
— —
— 224
34,501 74,819
(172,464) (437,040)
14,909 (67,441)
— 13,223
— 969
— (221)
— (115,465)
— (101,494)
266,777 426,624
— —
159,058 422,734
(1,295,391) (4,489,464)
(869,556) (3,640,106)
— —
— —
— —
— —
— —
249,710 269,440
21,915 42,313
(241,099) (363,912)
30,526 (52,159)
(824,121) (3,861,200)

62 - Financial Highlights - April 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 8.94 $ 0.18 $ (0.01) $ 0.17 $ (0.05) $ — $ (0.05) $ 9.06 1.89% $ 9,299 0.85% 4.14% 1.80% 108.34%
10/31/2024 8.32 0.35 0.62 0.97 (0.35) — (0.35) 8.94 11.72% 9,971 0.86% 3.89% 0.90% 108.76%
10/31/2023 8.54 0.32 (0.21) 0.11 (0.33) — (0.33) 8.32 1.10% 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
Class R6 Shares
4/30/2025 (Unaudited) 8.95 0.18 — 0.18 (0.05) — (0.05) 9.08 2.04% 8,067 0.49% 4.15% 0.66% 108.34%
10/31/2024 8.32 0.38 0.63 1.01 (0.38) — (0.38) 8.95 12.26% 335,424 0.48% 4.27% 0.51% 108.76%
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
Institutional Service Class Shares
4/30/2025 (Unaudited) 8.95 0.20 (0.02) 0.18 (0.05) — (0.05) 9.08 2.03% 5,149 0.59% 4.42% 1.54% 108.34%
10/31/2024 8.32 0.37 0.63 1.00 (0.37) — (0.37) 8.95 12.15% 5,458 0.58% 4.15% 0.61% 108.76%
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2025 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
4/30/2025 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.04% $ 209,888 0.42% 4.08% 0.44%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.03% 215,845 0.43% 4.91% 0.46%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.50% 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
Investor Shares
4/30/2025 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.99% 414,278 0.52% 3.98% 0.55%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.92% 398,940 0.53% 4.81% 0.56%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
Service Class Shares
4/30/2025 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.89% 1,378 0.72% 3.78% 0.75%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.72% 1,201 0.72% 4.62% 0.76%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

64 - Financial Highlights - April 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 8.91 $ 0.16 $ 0.11 $ 0.27 $ (0.09) $ — $ (0.09) $ 9.09 3.00% $ 8,525 0.72% 3.53% 0.80% 2.39%
10/31/2024 8.55 0.28 0.41 0.69 (0.33) — (0.33) 8.91 8.17% 8,873 0.72% 3.18% 0.79% 31.07%
10/31/2023 8.92 0.34 (0.41) (0.07) (0.30) — (0.30) 8.55 (0.86)% 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
Class R6 Shares
4/30/2025 (Unaudited) 8.99 0.18 0.10 0.28 (0.10) — (0.10) 9.17 3.20% 134,237 0.30% 3.94% 0.38% 2.39%
10/31/2024 8.62 0.33 0.41 0.74 (0.37) — (0.37) 8.99 8.67% 141,819 0.30% 3.63% 0.37% 31.07%
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
Institutional Service Class Shares
4/30/2025 (Unaudited) 8.98 0.17 0.11 0.28 (0.10) — (0.10) 9.16 3.12% 16,918 0.46% 3.82% 0.54% 2.39%
10/31/2024 8.61 0.30 0.42 0.72 (0.35) — (0.35) 8.98 8.49% 17,053 0.48% 3.38% 0.54% 31.07%
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2025 (Unaudited) - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.27 $ 0.19 $ 0.03 $ 0.22 $ (0.19) $ — $ (0.19) $ 9.30 2.43% $ 16,427 0.66% 4.20% 0.78% 68.92%
10/31/2024 8.74 0.37 0.58 0.95 (0.38) (0.04) (0.42) 9.27 10.98% 10,062 0.78% 4.06% 0.79% 143.41%
10/31/2023 8.96 0.27 (0.20) 0.07 (0.27) (0.02) (0.29) 8.74 0.64% 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
Class R6 Shares
4/30/2025 (Unaudited) 9.45 0.21 0.02 0.23 (0.20) — (0.20) 9.48 2.53% 481,606 0.35% 4.41% 0.46% 68.92%
10/31/2024 8.91 0.40 0.58 0.98 (0.40) (0.04) (0.44) 9.45 11.21% 252,379 0.46% 4.28% 0.47% 143.41%
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
Eagle Class Shares
4/30/2025(g)
(Unaudited) 9.54 0.16 (0.06) 0.10 (0.16) — (0.16) 9.48 2.49% 21,086 0.38% 4.27% 0.49% 68.92%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.45 0.20 0.02 0.22 (0.19) — (0.19) 9.48 2.41% 316,081 0.60% 4.18% 0.71% 68.92%
10/31/2024 8.92 0.38 0.57 0.95 (0.38) (0.04) (0.42) 9.45 10.81% 320,665 0.71% 4.03% 0.72% 143.41%
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(h) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(h) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 5, 2024 (commencement of operations) through April 30, 2025. Total return is calculated based on inception date of December 4, 2024 through April 30, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

66 - Financial Highlights - April 30, 2025 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.93 $ 0.21 $ 0.05 $ 0.26 $ (0.21) $ — $ (0.21) $ 9.98 2.65% $ 17,157 0.78% 4.27% 0.93% 101.98%
10/31/2024 9.63 0.43 0.30 0.73 (0.43) — (0.43) 9.93 7.70% 16,920 0.78% 4.36% 0.90% 251.90%
10/31/2023 9.51 0.34 0.13 0.47 (0.35) — (0.35) 9.63 4.95% 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
Class R6 Shares
4/30/2025 (Unaudited) 9.94 0.23 0.05 0.28 (0.22) — (0.22) 10.00 2.92% 65,087 0.43% 4.61% 0.58% 101.98%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.95% 73,397 0.43% 4.71% 0.54% 251.90%
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.94 0.22 0.05 0.27 (0.22) — (0.22) 9.99 2.78% 9,120 0.52% 4.52% 0.67% 101.98%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.88% 8,768 0.50% 4.63% 0.62% 251.90%
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 67
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond ESG Fund)
(“Core Plus Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class R6, Eagle Class, Institutional Service Class, Investor Class and Service
Class shares. Effective February 12, 2024, Class C shares converted to Class A shares for Bond, Core Bond and Short Term
Bond. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core
Plus Bond Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported

68 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details,

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 69
interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,659,209 $ – $ 2,659,209
Collateralized Mortgage Obligations – 727,588 – 727,588
Commercial Mortgage-Backed Securities – 58,318 – 58,318
Corporate Bonds – 8,480,400 – 8,480,400
Credit Default Swaps† – 2,624 – 2,624
Foreign Government Securities – 454,241 – 454,241
Forward Foreign Currency Contracts – 42,284 – 42,284
Futures Contracts# 18,158 – – 18,158
Mortgage-Backed Securities – 6,874,543 – 6,874,543
Repurchase Agreement – 242,540 – 242,540
U.S. Treasury Obligations – 3,193,777 – 3,193,777
Total Assets $ 18,158 $ 22,735,524 $ – $ 22,753,682
Liabilities:
Credit Default Swaps† $ – $ (6,304) $ – $ (6,304)

70 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Forward Foreign Currency Contracts $ – $ (21,889) $ – $ (21,889)
Futures Contracts# (3,019) – – (3,019)
Total Liabilities $ (3,019) $ (28,193) $ – $ (31,212)
Total $ 15,139 $ 22,707,331 $ – $ 22,722,470
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 294,000,000 $ – $ 294,000,000
U.S. Government Agency Securities – 102,474,679 – 102,474,679
U.S. Treasury Obligations – 226,385,001 – 226,385,001
Total $ – $ 622,859,680 $ – $ 622,859,680
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,578,296 $ – $ 11,578,296
Collateralized Mortgage Obligations – 1,237,231 – 1,237,231
Futures Contracts# 291,635 – – 291,635
Mortgage-Backed Securities – 1,477,236 – 1,477,236
U.S. Government Agency Security – 4,729,906 – 4,729,906
U.S. Treasury Obligations – 138,445,396 – 138,445,396
Total $ 291,635 $ 157,468,065 $ – $ 157,759,700
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 82,948,532 $ – $ 82,948,532
Collateralized Mortgage Obligations – 11,188,781 – 11,188,781
Commercial Mortgage-Backed Securities – 29,921,724 – 29,921,724
Corporate Bonds – 323,110,178 – 323,110,178
Futures Contracts# 49,962 – – 49,962
Mortgage-Backed Securities – 162,954,066 – 162,954,066
Municipal Bonds – 845,404 – 845,404
Repurchase Agreements – 19,404,707 – 19,404,707
U.S. Government Agency Security – 4,527,032 – 4,527,032
U.S. Treasury Obligations – 207,186,199 – 207,186,199
Total Assets $ 49,962 $ 842,086,623 $ – $ 842,136,585
Liabilities:
Futures Contracts# $ (385,605) $ – $ – $ (385,605)
Total Liabilities $ (385,605) $ – $ – $ (385,605)
Total $ (335,643) $ 842,086,623 $ – $ 841,750,980
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 26,191,582 $ – $ 26,191,582
Collateralized Mortgage Obligations – 237,830 – 237,830
Commercial Mortgage-Backed Securities – 5,990,536 – 5,990,536

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 71
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 46,434,382 $ – $ 46,434,382
Mortgage-Backed Securities – 286,956 – 286,956
Municipal Bond – 98,845 – 98,845
Repurchase Agreement – 4,209,202 – 4,209,202
Short-Term Investment – 545,081 – 545,081
U.S. Treasury Obligations – 10,595,596 – 10,595,596
Total Assets $ – $ 94,590,010 $ – $ 94,590,010
Liabilities:
Futures Contracts# $ (9,605) $ – $ – $ (9,605)
Total Liabilities $ (9,605) $ – $ – $ (9,605)
Total $ (9,605) $ 94,590,010 $ – $ 94,580,405
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

72 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
As of April 30, 2025, the Funds had no open option contracts.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 73
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

74 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 75
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2025:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 2,624
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 42,284
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 18,158
Total $ 63,066
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (6,304)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (21,889)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (3,019)
Total $ (31,212)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 291,635
Total $ 291,635

76 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 49,962
Total $ 49,962
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (385,605)
Total $ (385,605)
Short Term Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (9,605)
Total $ (9,605)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (8,341)
Interest rate risk 686,527
Forward Foreign Currency Contracts
Currency risk 931,132
Futures Contracts
Interest rate risk (2,642,770)
Total $ (1,033,452)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 30,345
Total $ 30,345
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,843,449)
Total $ (1,843,449)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 4,686
Total $ 4,686

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 77
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2025:
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (3,450)
Interest rate risk (263,160)
Forward Foreign Currency Contracts
Currency risk (761,737)
Futures Contracts
Interest rate risk 2,545,576
Total $ 1,517,229
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 288,711
Total $ 288,711
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,300,133
Total $ 1,300,133
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (60,115)
Total $ (60,115)
Core Plus Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 1,052,129
Average Notional Balance—Sell Protection $ 32,143
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 7,307,606
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 6,944,497
Average Notional Balance—Receives Float Rate $ 7,324,161
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 5,372,364
Average Settlement Value Sold $ 9,160,692
Futures Contracts:
Average Notional Balance Long $ 36,959,778
Average Notional Balance Short $ 21,699,702
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 12,655,719

78 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2025, the centrally cleared swaps agreements do not provide for a netting arrangement. As of April 30, 2025, certain
Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2025:
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time
Core Bond
Futures Contracts:
Average Notional Balance Long $ 28,694,945
Average Notional Balance Short $ 1,863,569
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 647,469
Average Notional Balance Short $ 1,477,397
Core Plus Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ 42,284 $ — $ — $ 42,284
Total $ 42,284 $ – $ — $ 42,284
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ (21,889) $ — $ — $ (21,889)
Total $ (21,889) $ — $ — $ (21,889)

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 79
of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 242,540
Core Bond 19,404,707
Short Term Bond 4,209,202

80 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Santander US Capital Markets, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $35,204,255, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.13%, maturing 10/23/2025 - 1/15/2029; total market value
$35,908,367.
Societe Generale, 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 242,540 $ – $ 242,540 $ (242,540) $ –
Total $ 242,540 $ – $ 242,540 $ (242,540) $ –

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 81
During the six months ended April 30, 2025, Government Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or
JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,404,707 $ – $ 6,404,707 $ (6,404,707) $ –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Societe Generale 3,000,000 – 3,000,000 (3,000,000) –
Total $ 19,404,707 $ – $ 19,404,707 $ (19,404,707) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,209,202 $ – $ 4,209,202 $ (4,209,202) $ –
Total $ 4,209,202 $ – $ 4,209,202 $ (4,209,202) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

82 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
As of April 30, 2025, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $494,059,966, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.00%, maturing 6/1/2028 - 4/1/2055; total market value $503,880,000.
Canadian Imperial Bank of Commerce, 4.38%, dated 4/30/2025, due 5/1/2025, repurchase price $390,047,450, collateralized by
U.S. Government Agency and Treasury Securities, ranging from 0.38% - 7.50%, maturing 8/1/2025 - 10/20/2074; total market value $397,800,000.
MUFG Securities Ltd., 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $170,020,636, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 5/15/2025 - 2/15/2054; total market value
$173,400,001.
MUFG Securities Ltd., 4.38%, dated 4/30/2025, due 5/1/2025, repurchase price $240,029,200, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.50% - 6.50%, maturing 5/15/2025 - 12/25/2054; total market value
$257,909,445.
RBC Dominion Securities, Inc., 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $40,004,856, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/17/2025 - 8/15/2054; total market value $40,800,008.
RBC Dominion Securities, Inc., 4.38%, dated 4/30/2025, due 5/1/2025, repurchase price $100,012,167, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 4/15/2026 - 5/25/2055; total market value
$103,429,830.
Royal Bank of Canada, 4.38%, dated 4/30/2025, due 5/1/2025, repurchase price $290,035,283, collateralized by U.S.
Government Agency Securities, ranging from 0.26% - 5.30%, maturing 12/25/2035 - 3/25/2062; total market value
$313,200,000.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 89,000,000 $ – $ 89,000,000 $ (89,000,000) $ –
Canadian Imperial
Bank of Commerce 75,000,000 – 75,000,000 (75,000,000) –
MUFG Securities Ltd. 40,000,000 – 40,000,000 (40,000,000) –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
RBC Dominion
Securities, Inc. 25,000,000 – 25,000,000 (25,000,000) –
RBC Dominion
Securities, Inc. 40,000,000 – 40,000,000 (40,000,000) –
Royal Bank of Canada 15,000,000 – 15,000,000 (15,000,000) –
Total $ 294,000,000 $ – $ 294,000,000 $ (294,000,000) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 83
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course

84 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Core Plus Bond Insight North America LLC
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities Nationwide Asset Management, LLC ("NWAM")(a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 85
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
During the six months ended April 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2025, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $60,164 during the six months ended April 30, 2025.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Government Money Market 0.027%
Short Term Bond 0.02
Fund Amount
Government Money Market $ 81,134
Short Term Bond 9,506
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.45 % N/A 0.14%
Government Money Market 0.30 0.27% 0.27
Inflation-Protected Securities 0.25 N/A 0.17
Core Bond 0.39 N/A 0.28
Short Term Bond 0.35 0.33 0.20
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

86 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $337,151 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.49%(a)
Government Money Market R6 0.59
Investor 0.59
Service 0.75
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.35
Short Term Bond All Classes 0.45
(a) Effective November 1, 2024, prior to this the expense limitation rate was 0.70%.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
Core Plus Bond $ — $ — $ — $ 129,053 $ 129,053
Government Money Market 177 143 80 — 400
Inflation-Protected Securities 54,608 110,891 121,787 67,579 354,865
Core Bond — — 58,979 386,292 445,271
Short Term Bond 27,993 72,329 109,068 61,399 270,789
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 87
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $3,372.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $6,755. From these fees, NFD retained a portion amounting to $452.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and
0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the
six months ended April 30, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Service Class
Shares
Core Plus Bond 0.25% N/A
Government Money Market N/A 0.15%
Inflation-Protected Securities 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund Class A Eagle Class
Institutional
Service Class Investor Service Class
Core Plus Bond 0.11 % N/A 0.10 % N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.17 N/A 0.16 N/A N/A
Core Bond 0.06 0.04% 0.25 N/A N/A
Short Term Bond 0.10 N/A 0.09 N/A N/A
N/A — Not Applicable.

88 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Core Plus Bond $ 7,889
Government Money Market 198,227
Inflation-Protected Securities 20,244
Core Bond 397,730
Short Term Bond 12,679
Fund
% of Shares
Outstanding
Owned
Core Plus Bond — %
Government Money Market 36.44
Inflation-Protected Securities 86.84
Core Bond 77.14
Short Term Bond 66.72
Fund Purchases
*
Sales
*
Core Plus Bond $ 109,197,739 $ 425,873,226
Inflation-Protected Securities 3,843,815 16,839,154
Core Bond 467,301,347 479,560,425
Short Term Bond 95,667,101 103,934,295
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 89
For the six months ended April 30, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive
Fund Purchases Sales
Core Plus Bond $ 85,316,789 $ 130,072,180
Inflation-Protected Securities 2,043,831 13,453,175
Core Bond 57,470,377 102,673,911
Short Term Bond 40,447,149 44,400,325

90 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 91
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2025, the Funds did not recapture any brokerage commissions.
11. Mergers
At close of business on February 14, 2025, Nationwide Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 28,256,619 shares of the
Acquiring Fund, valued at $265,281,022, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of 259,850,990 and identified cost of $274,906,087 at February 14, 2025, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately before the acquisition were 571,646,834. The net assets of the Acquiring
Fund % of Shares
Number of
Accounts
Core Plus Bond 43.07% 2
Government Money Market 33.92 2(a)
Inflation-Protected Securities 25.68 2(a)
Core Bond 33.84 2(a)
Short Term Bond 66.38 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

92 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Fixed Income Funds
Fund immediately following the acquisition were 836,927,856. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Institutional Service
Class shares of the Target Fund received a number of shares proportional to their ownership of Eagle Class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended April 30, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $21,496,452;
Net gains (losses) on investments $(13,545,715);
Net change in unrealized appreciation/depreciation $15,829,645; and
Net increase (decrease) in net assets resulting from operations $23,780,382.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
12. Federal Tax Information
As of April 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Bond Portfolio $(15,055,097)
Class A 865,934 $7,037,832 $8.13
Class R6 29,119,290 237,113,981 8.14
Institutional Service Class 2,596,278 21,129,209 8.14
Acquiring Fund
Nationwide Loomis Core Bond Fund $(16,105,018)
Class A
1,052,798 $9,694,260 $9.21
Class R6
26,438,516 248,346,086 9.39
Eagle Class
528 4,957 9.39
After Reorganization
Nationwide Loomis Core Bond Fund $(31,160,115)
Class A
1,817,108 $16,732,092 $9.21
Class R6
51,681,281 485,460,067 9.39
Eagle Class
2,250,071 21,134,166 9.39
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 22,978,480 $ 229,025 $ (536,781) $ (307,756)
Government Money Market 622,859,680 – – –
Inflation-Protected Securities 165,471,541 1,557,178 (9,269,019) (7,711,841)
Core Bond 862,166,064 7,838,506 (28,253,590) (20,415,084)
Short Term Bond 94,794,235 741,102 (954,932) (213,830)

Fixed Income Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 93
13. Subsequent Events
On May 6, 2025, the Board of Trustees approved the termination of Insight North America LLC as subadviser of Nationwide BNY
Mellon Core Plus Bond Fund and approved the appointment of Invesco Advisers, Inc. to subadvise Nationwide BNY Mellon Core
Plus Bond Fund. The change will be effective on May 12, 2025 (the “Effective Date”). As of the Effective Date, Nationwide BNY
Mellon Core Plus Bond Fund will be renamed "Nationwide Invesco Core Plus Bond Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Finanical Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 32
Statements of Operations 40
Statements of Changes in Net Assets 44
Financial Highlights 62
Notes to Financial Statements 74

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks 98 .8%
Shares Value ($)
Air Freight & Logistics 0 .4%
Hub Group, Inc., Class A 7,300 230,607
Radiant Logistics, Inc.* 15,974 93,448
324,055
Automobile Components 0 .7%
BorgWarner, Inc. 14,800 420,024
Strattec Security Corp.* 6,832 227,642
647,666
Banks 19 .8%
Amalgamated Financial Corp. 28,003 788,564
Associated Banc-Corp. 12,764 281,574
Bank of NT Butterfield & Son
Ltd. (The) 14,696 590,485
Banner Corp. 1,300 79,482
Bar Harbor Bankshares 18,821 557,854
BayCom Corp. 8,700 226,287
Cadence Bank 9,741 285,022
Central Pacific Financial Corp. 25,936 666,296
Chemung Financial Corp. 100 4,434
ChoiceOne Financial Services,
Inc. 13,500 383,805
Civista Bancshares, Inc.(a) 21,526 484,550
CNB Financial Corp. 2,500 54,875
Colony Bankcorp, Inc.(a) 27,603 428,399
Community Trust Bancorp, Inc. 11,300 553,248
Enterprise Financial Services
Corp. 5,300 275,706
First Bank 19,000 273,220
First Business Financial
Services, Inc. 6,700 322,538
First Financial Corp. 13,303 657,168
Hanmi Financial Corp.(a) 35,623 814,698
Home BancShares, Inc. 11,800 327,450
Independent Bank Corp. 22,360 681,086
International Bancshares Corp. 11,400 695,856
Mercantile Bank Corp. 15,601 660,078
MVB Financial Corp. 3,600 61,416
Northrim Bancorp, Inc. 5,200 417,508
OceanFirst Financial Corp. 43,571 721,536
Popular, Inc. 5,700 543,894
Renasant Corp.(a) 3,000 96,210
Shore Bancshares, Inc. 48,900 676,287
Simmons First National Corp.,
Class A 9,900 184,734
SmartFinancial, Inc. 19,700 599,274
South Plains Financial, Inc. 17,900 603,409
Southern States Bancshares,
Inc. 12,500 417,625
TriCo Bancshares 17,600 679,008
UMB Financial Corp. 7,616 720,245
United Community Banks, Inc. 26,800 739,948
Univest Financial Corp. 8,000 236,320
Webster Financial Corp. 15,200 718,960
WesBanco, Inc. 23,042 686,191
18,195,240
Biotechnology 2 .3%
Alkermes plc*(a) 4,562 131,249
Aurinia Pharmaceuticals, Inc.* 11,700 96,408
Avidity Biosciences, Inc.*(a) 6,700 218,755
Exelixis, Inc.* 4,900 191,835
Halozyme Therapeutics, Inc.* 2,000 122,840
Common Stocks
Shares Value ($)
Biotechnology
iTeos Therapeutics, Inc.* 15,200 110,200
Janux Therapeutics, Inc.* 6,500 215,800
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 157,882
Nkarta, Inc.* 43,300 91,796
Organogenesis Holdings, Inc.,
Class A* 42,913 210,703
Protagonist Therapeutics,
Inc.*(a) 2,100 96,222
Protalix BioTherapeutics, Inc.* 33,300 102,231
Protara Therapeutics, Inc.* 29,769 104,192
Sagimet Biosciences, Inc.,
Class A*(a) 29,029 100,150
Veracyte, Inc.* 4,900 149,450
2,099,713
Broadline Retail 0 .3%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 2,500 265,275
Building Products 1 .6%
Griffon Corp. 5,617 382,574
Insteel Industries, Inc. 1,374 46,592
Masterbrand, Inc.* 38,700 470,205
Resideo Technologies, Inc.* 36,100 605,758
1,505,129
Capital Markets 0 .5%
Affiliated Managers Group, Inc. 1,200 198,756
P10, Inc., Class A 24,500 271,215
469,971
Chemicals 0 .9%
American Vanguard Corp. 9,194 38,798
Core Molding Technologies,
Inc.* 19,152 294,558
Perimeter Solutions, Inc.* 21,500 217,795
Rayonier Advanced Materials,
Inc.* 54,400 231,744
782,895
Commercial Services & Supplies 1 .6%
BrightView Holdings, Inc.* 17,000 233,240
Liquidity Services, Inc.* 10,300 327,334
NL Industries, Inc.(a) 21,376 183,406
Quad/Graphics, Inc. 45,276 215,967
UniFirst Corp. 3,000 535,410
1,495,357
Communications Equipment 0 .5%
NETGEAR, Inc.*(a) 10,000 241,200
Viavi Solutions, Inc.* 17,800 188,324
429,524
Construction & Engineering 1 .0%
Argan, Inc. 1,600 245,008
Dycom Industries, Inc.* 4,000 670,200
915,208
Consumer Finance 0 .7%
Bread Financial Holdings, Inc. 7,700 365,365
LendingClub Corp.* 6,600 64,482
NerdWallet, Inc., Class A* 26,100 233,856
663,703
Consumer Staples Distribution & Retail 1 .0%
SpartanNash Co. 6,700 132,928

Nationwide Bailard Cognitive Value Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
United Natural Foods, Inc.* 23,300 622,343
Village Super Market, Inc.,
Class A 5,700 210,045
965,316
Containers & Packaging 0 .2%
O-I Glass, Inc.* 15,600 197,496
Diversified Consumer Services 2 .2%
ADT, Inc. 57,400 460,348
Adtalem Global Education,
Inc.* 4,271 453,580
American Public Education,
Inc.* 13,695 321,832
Graham Holdings Co., Class B 353 324,778
Laureate Education, Inc.* 22,229 446,136
2,006,674
Diversified REITs 1 .3%
Alexander & Baldwin, Inc. 16,000 274,880
American Assets Trust, Inc. 3,900 73,047
Essential Properties Realty
Trust, Inc. 25,273 813,032
1,160,959
Electric Utilities 0 .4%
Genie Energy Ltd., Class B 22,439 331,424
Electrical Equipment 1 .0%
Allient, Inc. 11,000 234,850
EnerSys 2,100 181,860
LSI Industries, Inc. 15,800 238,422
Powell Industries, Inc.(a) 1,061 194,280
Ultralife Corp.* 20,248 90,711
940,123
Electronic Equipment, Instruments & Components 2 .8%
Belden, Inc. 1,400 144,354
Climb Global Solutions, Inc. 2,200 231,880
Fabrinet* 1,300 266,578
Itron, Inc.* 1,800 200,322
Knowles Corp.* 24,500 385,630
Methode Electronics, Inc. 39,500 247,665
Mirion Technologies, Inc.,
Class A*(a) 13,300 209,874
PC Connection, Inc. 3,800 235,752
Plexus Corp.* 2,200 269,346
Sanmina Corp.* 4,600 353,234
2,544,635
Energy Equipment & Services 2 .0%
Aris Water Solutions, Inc.,
Class A 9,200 229,632
Flowco Holdings, Inc., Class
A*(a) 29,700 573,804
NCS Multistage Holdings, Inc.* 7,707 227,434
Ranger Energy Services, Inc.,
Class A 21,850 242,316
Select Water Solutions, Inc.,
Class A 25,600 218,112
Smart Sand, Inc. 66,671 140,009
Solaris Energy Infrastructure,
Inc., Class A(a) 11,152 235,753
1,867,060
Common Stocks
Shares Value ($)
Entertainment 0 .2%
Gaia, Inc., Class A*(a) 29,711 155,686
Financial Services 3 .8%
Cantaloupe, Inc.* 17,716 141,728
Enact Holdings, Inc.(a) 11,188 400,419
Essent Group Ltd. 3,900 222,027
Euronet Worldwide, Inc.* 2,300 227,930
HA Sustainable Infrastructure
Capital, Inc.(a) 9,200 229,816
MGIC Investment Corp. 21,440 534,070
Mr. Cooper Group, Inc.* 2,400 285,624
NewtekOne, Inc. 21,400 222,560
NMI Holdings, Inc., Class A* 5,700 206,169
Payoneer Global, Inc.* 55,500 390,165
Radian Group, Inc. 8,200 261,908
Usio, Inc.* 77,441 126,229
Velocity Financial, Inc.* 13,192 235,741
3,484,386
Food Products 2 .5%
Calavo Growers, Inc. 10,400 287,248
Farmer Brothers Co.* 22,934 42,887
Fresh Del Monte Produce, Inc.
(a) 21,000 714,210
Ingredion, Inc. 3,289 436,845
Seneca Foods Corp., Class
A*(a) 3,596 322,525
Smithfield Foods, Inc. 24,400 541,924
2,345,639
Gas Utilities 2 .0%
MDU Resources Group, Inc.(a) 23,788 407,726
National Fuel Gas Co. 9,037 693,861
RGC Resources, Inc. 1,000 20,970
Southwest Gas Holdings, Inc. 9,200 664,332
Spire, Inc. 1,100 84,194
1,871,083
Health Care Equipment & Supplies 1 .1%
AtriCure, Inc.*(a) 5,300 158,523
Bioventus, Inc., Class A* 30,700 224,417
Electromed, Inc.* 9,997 230,231
Tactile Systems Technology,
Inc.* 13,300 187,796
Zimvie, Inc.* 24,907 225,657
1,026,624
Health Care Providers & Services 1 .9%
Addus HomeCare Corp.* 2,100 219,555
agilon health, Inc.* 46,700 198,942
Castle Biosciences, Inc.* 11,400 228,570
Option Care Health, Inc.* 12,800 413,568
Progyny, Inc.* 10,200 232,968
Talkspace, Inc.* 73,200 224,724
Viemed Healthcare, Inc.* 27,300 193,011
1,711,338
Health Care REITs 2 .4%
CareTrust REIT, Inc. 25,100 734,677
National Health Investors, Inc. 9,875 747,241
Sabra Health Care REIT, Inc. 42,800 763,980
2,245,898
Hotels, Restaurants & Leisure 0 .7%
El Pollo Loco Holdings, Inc.* 25,200 235,620

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Global Business Travel Group
I* 39,600 265,716
Life Time Group Holdings,
Inc.* 6,100 187,026
688,362
Household Durables 2 .8%
Cavco Industries, Inc.* 400 197,540
M/I Homes, Inc.* 5,900 629,412
Meritage Homes Corp. 2,700 183,978
Mohawk Industries, Inc.* 2,500 265,875
Taylor Morrison Home Corp.,
Class A* 10,600 607,910
Tri Pointe Homes, Inc.* 21,633 665,215
2,549,930
Household Products 0 .2%
Central Garden & Pet Co.,
Class A* 6,000 177,420
Independent Power and Renewable Electricity Producers
0 .9%
Clearway Energy, Inc., Class A 16,900 462,215
Ormat Technologies, Inc.(a) 4,400 319,440
781,655
Industrial REITs 1 .3%
First Industrial Realty Trust,
Inc. 14,500 689,910
LXP Industrial Trust 69,200 545,988
1,235,898
Insurance 3 .4%
CNO Financial Group, Inc. 21,800 827,092
Enstar Group Ltd.* 600 200,646
Greenlight Capital Re Ltd.,
Class A* 10,200 133,773
Hamilton Insurance Group
Ltd., Class B* 13,882 256,817
Hanover Insurance Group, Inc.
(The) 2,200 365,420
Heritage Insurance Holdings,
Inc.* 24,779 468,323
Skyward Specialty Insurance
Group, Inc.* 3,500 185,815
Tiptree, Inc., Class A 4,400 98,164
United Fire Group, Inc. 9,500 262,865
Universal Insurance Holdings,
Inc. 14,500 351,480
3,150,395
Interactive Media & Services 1 .0%
QuinStreet, Inc.*(a) 14,100 247,032
TripAdvisor, Inc.* 29,000 361,050
Vimeo, Inc.* 65,000 327,600
935,682
IT Services 0 .3%
Information Services Group,
Inc.(a) 63,552 246,582
Leisure Products 0 .1%
JAKKS Pacific, Inc. 4,691 90,489
Life Sciences Tools & Services 0 .1%
Cytek Biosciences, Inc.* 24,300 90,153
Common Stocks
Shares Value ($)
Machinery 2 .5%
Flowserve Corp. 13,211 597,534
Gates Industrial Corp. plc* 10,539 199,398
JBT Marel Corp.(a) 1,900 199,994
Mayville Engineering Co., Inc.* 18,600 237,708
Mueller Industries, Inc. 2,500 183,900
Proto Labs, Inc.* 14,400 506,304
Trinity Industries, Inc. 3,900 97,890
Twin Disc, Inc.(a) 34,018 249,692
2,272,420
Marine Transportation 0 .6%
Kirby Corp.* 6,100 587,857
Media 1 .1%
Gannett Co., Inc.* 64,204 205,453
Gray Media, Inc. 73,300 245,555
TEGNA, Inc. 36,600 594,018
1,045,026
Metals & Mining 1 .7%
Ampco-Pittsburgh Corp.* 45,700 94,599
Caledonia Mining Corp. plc(a) 19,325 254,510
Coeur Mining, Inc.*(a) 59,000 327,450
Commercial Metals Co. 13,800 614,652
Tredegar Corp.* 30,931 240,334
1,531,545
Mortgage Real Estate Investment Trusts (REITs) 1 .5%
ACRES Commercial Realty
Corp.* 11,863 229,312
AG Mortgage Investment
Trust, Inc. 81,800 534,154
MFA Financial, Inc. 26,066 255,968
Rithm Capital Corp. 5,900 65,962
TPG RE Finance Trust, Inc. 37,200 284,208
1,369,604
Multi-Utilities 1 .9%
Avista Corp. 16,000 663,520
Black Hills Corp. 10,000 609,000
Northwestern Energy Group,
Inc. 8,800 512,424
1,784,944
Office REITs 0 .9%
COPT Defense Properties 17,400 454,314
Cousins Properties, Inc. 15,172 417,837
872,151
Oil, Gas & Consumable Fuels 3 .7%
Energy Fuels, Inc.* 48,301 218,321
Excelerate Energy, Inc., Class
A 25,100 642,058
Gulfport Energy Corp.*(a) 3,585 618,412
Matador Resources Co. 4,700 185,838
Range Resources Corp. 5,400 183,222
Riley Exploration Permian, Inc. 9,442 233,029
SM Energy Co.(a) 11,600 264,364
Teekay Tankers Ltd., Class A 11,174 475,677
Uranium Energy Corp.*(a) 37,600 197,400
Ur-Energy, Inc.* 306,200 230,446
World Kinect Corp.(a) 7,600 190,684
3,439,451
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 2,100 181,251

Nationwide Bailard Cognitive Value Fund - April 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Passenger Airlines 0 .6%
SkyWest, Inc.* 6,500 579,605
Personal Care Products 0 .5%
Honest Co., Inc. (The)* 49,800 238,542
Nature's Sunshine Products,
Inc.* 19,700 242,704
481,246
Pharmaceuticals 1 .5%
Amneal Pharmaceuticals, Inc.* 7,700 58,982
ANI Pharmaceuticals, Inc.* 2,000 141,640
Collegium Pharmaceutical,
Inc.* 3,988 107,656
Corcept Therapeutics, Inc.*(a) 2,200 158,136
Fulcrum Therapeutics, Inc.* 26,881 103,492
Harmony Biosciences
Holdings, Inc.* 3,500 103,145
Innoviva, Inc.* 5,800 108,402
Ligand Pharmaceuticals, Inc.* 1,400 153,804
Mind Medicine MindMed,
Inc.*(a) 14,600 93,294
Pacira BioSciences, Inc.*(a) 4,200 112,980
Perrigo Co. plc 5,400 138,888
Supernus Pharmaceuticals,
Inc.* 3,700 120,176
1,400,595
Professional Services 1 .3%
Kelly Services, Inc., Class A 20,100 232,155
Mistras Group, Inc.* 25,293 230,672
Skillsoft Corp.* 12,066 230,823
Willdan Group, Inc.* 8,000 313,600
WNS Holdings Ltd.*(a) 3,600 217,872
1,225,122
Real Estate Management & Development 0 .6%
Newmark Group, Inc., Class A 49,201 540,719
Residential REITs 0 .4%
UMH Properties, Inc. 22,400 395,808
Retail REITs 2 .1%
Brixmor Property Group, Inc. 30,000 747,300
Federal Realty Investment
Trust 7,200 676,944
Getty Realty Corp. 4,900 137,151
Tanger, Inc. 7,200 226,872
Urban Edge Properties 10,000 180,700
1,968,967
Semiconductors & Semiconductor Equipment 0 .7%
Ambarella, Inc.* 4,200 201,558
Penguin Solutions, Inc.* 13,900 237,273
Qorvo, Inc.* 3,000 215,010
653,841
Software 2 .7%
ACI Worldwide, Inc.* 11,900 634,984
Adeia, Inc. 19,600 241,276
LiveRamp Holdings, Inc.* 22,600 591,216
Mitek Systems, Inc.* 28,800 238,464
OneSpan, Inc. 15,800 234,946
Pagaya Technologies Ltd.,
Class A*(a) 23,500 257,560
Common Stocks
Shares Value ($)
Software
Viant Technology, Inc., Class
A* 19,972 285,799
2,484,245
Specialized REITs 1 .6%
Global Self Storage, Inc. 16,107 84,078
Outfront Media, Inc. 45,152 683,150
Rayonier, Inc. 27,100 662,866
1,430,094
Specialty Retail 3 .4%
Boot Barn Holdings, Inc.*(a) 1,740 181,551
Camping World Holdings, Inc.,
Class A 31,300 377,478
Genesco, Inc.* 7,500 145,500
Group 1 Automotive, Inc. 1,300 524,719
Lithia Motors, Inc., Class A 500 146,380
Sally Beauty Holdings, Inc.* 75,300 612,942
Signet Jewelers Ltd.(a) 2,000 118,600
Urban Outfitters, Inc.* 9,800 517,244
Warby Parker, Inc., Class A* 11,700 193,167
Winmark Corp. 771 277,568
3,095,149
Technology Hardware, Storage & Peripherals 0 .4%
Diebold Nixdorf, Inc.*(a) 7,300 323,609
Textiles, Apparel & Luxury Goods 0 .3%
G-III Apparel Group Ltd.* 11,000 277,420
Trading Companies & Distributors 2 .3%
Boise Cascade Co. 2,500 233,200
DNOW, Inc.* 34,700 550,689
DXP Enterprises, Inc.* 3,900 344,994
EVI Industries, Inc.(a) 11,556 186,398
WESCO International, Inc. 4,235 690,136
Willis Lease Finance Corp. 600 92,832
2,098,249
Wireless Telecommunication Services 0 .4%
Telephone & Data Systems,
Inc. 9,800 367,402
Total Common Stocks
(cost $79,043,405) 91,000,963
Exchange Traded Fund 0 .7%
Equity Fund 0.7%
Vanguard Small-Cap Value
ETF 3,556 640,009
Total Exchange Traded Fund
(cost $626,843) 640,009
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Rights
Number of
Rights
Value ($)
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,829) 0
Repurchase Agreement 3 .3%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $3,026,340,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$3,086,866.(b)(c) 3,025,974 3,025,974
Total Repurchase Agreement
(cost $3,025,974) 3,025,974
Total Investments
(cost $82,713,051) — 102.8% 94,666,946
Liabilities in excess of other assets — (2.8)% (2,573,341)
NET ASSETS — 100.0%
$ 92,093,605
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $6,032,246, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $3,025,974 and by $3,209,725 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
5/15/2025 - 11/15/2054, a total value of $6,235,699.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $3,025,974.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - April 30, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks 99 .9%
Shares Value ($)
Biotechnology 0 .9%
Vertex Pharmaceuticals, Inc.* 3,024 1,540,728
Broadline Retail 4 .0%
Amazon.com, Inc.* 35,401 6,528,652
Consumer Staples Distribution & Retail 0 .9%
Maplebear, Inc.* 37,662 1,502,337
Electronic Equipment, Instruments & Components 2 .9%
Insight Enterprises, Inc.*(a) 22,868 3,162,187
TE Connectivity plc(a) 10,580 1,548,701
4,710,888
Entertainment 4 .4%
Spotify Technology SA* 11,805 7,248,034
Financial Services 5 .4%
Fiserv, Inc.* 28,226 5,209,673
Visa, Inc., Class A(a) 10,395 3,591,472
8,801,145
Ground Transportation 2 .5%
Uber Technologies, Inc.* 50,136 4,061,517
Health Care Equipment & Supplies 1 .4%
Merit Medical Systems, Inc.* 24,350 2,299,858
Hotels, Restaurants & Leisure 1 .0%
DoorDash, Inc., Class A*(a) 8,314 1,603,688
Interactive Media & Services 8 .2%
Alphabet, Inc., Class A 10,768 1,709,958
Meta Platforms, Inc., Class A 21,212 11,645,388
13,355,346
IT Services 2 .5%
Shopify, Inc., Class A* 42,776 4,063,720
Media 0 .7%
Trade Desk, Inc. (The), Class
A* 22,710 1,217,937
Professional Services 1 .0%
Booz Allen Hamilton Holding
Corp., Class A 13,348 1,602,027
Semiconductors & Semiconductor Equipment 25 .9%
Broadcom, Inc. 5,127 986,794
KLA Corp. 9,712 6,824,525
Lam Research Corp. 58,866 4,218,926
Micron Technology, Inc. 31,243 2,404,149
NVIDIA Corp. 148,938 16,222,327
NXP Semiconductors NV 6,049 1,114,891
QUALCOMM, Inc. 23,946 3,555,023
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 34,363 5,727,969
Texas Instruments, Inc. 8,580 1,373,229
42,427,833
Software 33 .4%
Adobe, Inc.* 6,311 2,366,499
AppLovin Corp., Class A* 7,780 2,095,232
Atlassian Corp., Class A* 17,413 3,975,562
Cadence Design Systems,
Inc.* 13,663 4,068,022
Crowdstrike Holdings, Inc.,
Class A* 9,810 4,207,215
CyberArk Software Ltd.*(a) 2,340 824,054
Datadog, Inc., Class A* 33,860 3,459,137
Common Stocks
Shares Value ($)
Software
HubSpot, Inc.* 8,093 4,948,869
Intuit, Inc. 6,508 4,083,575
Microsoft Corp. 32,326 12,777,175
Palo Alto Networks, Inc.*(a) 28,560 5,338,721
ServiceNow, Inc.* 3,990 3,810,490
Varonis Systems, Inc., Class
B* 61,805 2,647,726
54,602,277
Technology Hardware, Storage & Peripherals 4 .8%
Apple, Inc. 22,509 4,783,163
Pure Storage, Inc., Class A* 67,609 3,066,744
7,849,907
Total Common Stocks
(cost $57,040,981) 163,415,894
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $3,294,040,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$3,359,921.(b)(c) 3,293,642 3,293,642
Total Repurchase Agreement
(cost $3,293,642) 3,293,642
Total Investments
(cost $60,334,623) — 101.9% 166,709,536
Liabilities in excess of other assets — (1.9)% (3,032,739)
NET ASSETS — 100.0%
$ 163,676,797

8 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard Technology & Science Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $6,106,345, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $3,293,642 and by $2,888,248 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 5/15/2054, a total value of $6,181,890.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $3,293,642.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2025 (Unaudited) - Statement of Investments - 9
Common Stocks 92 .9%
Shares Value ($)
Aerospace & Defense 2 .0%
Axon Enterprise, Inc.* 1,840 1,128,472
Boeing Co. (The)* 19,050 3,490,722
GE Aerospace 27,262 5,494,383
General Dynamics Corp. 6,446 1,754,086
Howmet Aerospace, Inc. 10,287 1,425,572
Huntington Ingalls Industries,
Inc. 1,002 230,801
L3Harris Technologies, Inc. 4,781 1,051,916
Lockheed Martin Corp. 5,321 2,542,108
Northrop Grumman Corp. 3,457 1,681,831
RTX Corp. 34,011 4,289,807
Textron, Inc. 4,674 328,909
TransDigm Group, Inc. 1,442 2,037,647
25,456,254
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 3,086 275,333
Expeditors International of
Washington, Inc. 3,690 405,568
FedEx Corp. 5,626 1,183,317
United Parcel Service, Inc.,
Class B 18,575 1,770,197
3,634,415
Automobile Components 0 .0%
†
Aptiv plc* 5,697 325,071
Automobiles 1 .7%
Ford Motor Co. 98,892 989,909
General Motors Co. 25,273 1,143,351
Tesla, Inc.* 71,189 20,086,688
22,219,948
Banks 3 .2%
Bank of America Corp. 168,794 6,731,505
Citigroup, Inc. 47,676 3,260,085
Citizens Financial Group, Inc. 11,096 409,331
Fifth Third Bancorp 16,999 610,944
Huntington Bancshares, Inc. 36,912 536,331
JPMorgan Chase & Co. 71,132 17,400,310
KeyCorp 26,302 390,322
M&T Bank Corp. 4,210 714,690
PNC Financial Services
Group, Inc. (The) 10,056 1,615,899
Regions Financial Corp. 23,856 486,901
Truist Financial Corp. 33,401 1,280,594
US Bancorp 39,620 1,598,271
Wells Fargo & Co. 83,833 5,952,981
40,988,164
Beverages 1 .2%
Brown-Forman Corp., Class B 4,284 149,255
Coca-Cola Co. (The) 98,649 7,156,985
Constellation Brands, Inc.,
Class A 3,947 740,220
Keurig Dr Pepper, Inc. 30,326 1,048,976
Molson Coors Beverage Co.,
Class B 4,522 260,151
Monster Beverage Corp.* 17,784 1,069,174
PepsiCo, Inc. 34,835 4,722,929
15,147,690
Biotechnology 1 .7%
AbbVie, Inc. 44,971 8,773,842
Amgen, Inc. 13,644 3,969,312
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 3,730 451,628
Gilead Sciences, Inc. 31,653 3,372,311
Incyte Corp.* 4,169 261,230
Moderna, Inc.* 8,924 254,691
Regeneron Pharmaceuticals,
Inc. 2,672 1,599,887
Vertex Pharmaceuticals, Inc.* 6,568 3,346,396
22,029,297
Broadline Retail 3 .5%
Amazon.com, Inc.* 239,946 44,250,841
eBay, Inc. 12,223 833,120
45,083,961
Building Products 0 .5%
A O Smith Corp.(a) 3,182 215,930
Allegion plc 2,170 302,064
Builders FirstSource, Inc.* 3,001 359,010
Carrier Global Corp. 20,514 1,282,946
Johnson Controls International
plc 16,774 1,407,339
Lennox International, Inc. 827 452,162
Masco Corp. 5,443 329,900
Trane Technologies plc 5,697 2,183,717
6,533,068
Capital Markets 3 .0%
Ameriprise Financial, Inc. 2,443 1,150,702
Bank of New York Mellon
Corp. (The) 18,185 1,462,256
Blackrock, Inc. 3,724 3,404,704
Blackstone, Inc. 18,588 2,448,226
Cboe Global Markets, Inc. 2,699 598,638
Charles Schwab Corp. (The) 43,286 3,523,480
CME Group, Inc. 9,152 2,535,836
FactSet Research Systems,
Inc. 964 416,660
Franklin Resources, Inc. 7,739 145,184
Goldman Sachs Group, Inc.
(The) 7,926 4,339,881
Intercontinental Exchange, Inc. 14,593 2,451,186
Invesco Ltd. 12,024 167,494
KKR & Co., Inc. 17,146 1,959,273
MarketAxess Holdings, Inc. 930 206,079
Moody's Corp. 3,931 1,781,215
Morgan Stanley 31,430 3,627,651
MSCI, Inc., Class A 2,013 1,097,306
Nasdaq, Inc. 10,510 800,967
Northern Trust Corp. 4,866 457,307
Raymond James Financial,
Inc.(a) 4,686 642,170
S&P Global, Inc. 8,002 4,001,400
State Street Corp. 7,325 645,333
T. Rowe Price Group, Inc. 5,653 500,573
38,363,521
Chemicals 1 .2%
Air Products & Chemicals, Inc. 5,650 1,531,658
Albemarle Corp.(a) 3,221 188,590
CF Industries Holdings, Inc. 4,236 331,975
Corteva, Inc. 17,412 1,079,370
Dow, Inc. 17,874 546,766
DuPont de Nemours, Inc. 10,618 700,682
Eastman Chemical Co. 3,008 231,616

10 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Ecolab, Inc. 6,497 1,633,541
International Flavors &
Fragrances, Inc. 6,695 525,290
Linde plc 12,093 5,480,910
LyondellBasell Industries NV,
Class A 6,667 388,086
Mosaic Co. (The) 7,551 229,550
PPG Industries, Inc. 5,902 642,492
Sherwin-Williams Co. (The) 5,884 2,076,581
15,587,107
Commercial Services & Supplies 0 .6%
Cintas Corp. 8,815 1,865,959
Copart, Inc.* 22,266 1,358,894
Republic Services, Inc., Class
A 5,154 1,292,366
Rollins, Inc. 7,238 413,507
Veralto Corp. 6,309 605,033
Waste Management, Inc. 9,276 2,164,647
7,700,406
Communications Equipment 0 .8%
Arista Networks, Inc.* 26,237 2,158,518
Cisco Systems, Inc. 101,571 5,863,694
F5, Inc.* 1,471 389,433
Juniper Networks, Inc. 8,614 312,860
Motorola Solutions, Inc. 4,244 1,869,015
10,593,520
Construction & Engineering 0 .1%
Quanta Services, Inc. 3,747 1,096,709
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,556 815,313
Vulcan Materials Co. 3,355 880,117
1,695,430
Consumer Finance 0 .6%
American Express Co. 14,188 3,779,825
Capital One Financial Corp. 9,682 1,745,277
Discover Financial Services 6,375 1,164,521
Synchrony Financial 10,011 520,072
7,209,695
Consumer Staples Distribution & Retail 2 .0%
Costco Wholesale Corp. 11,298 11,235,861
Dollar General Corp. 5,629 527,381
Dollar Tree, Inc.* 5,032 411,467
Kroger Co. (The) 16,910 1,221,071
Sysco Corp. 12,425 887,145
Target Corp. 11,636 1,125,201
Walgreens Boots Alliance, Inc. 18,063 198,151
Walmart, Inc. 110,425 10,738,831
26,345,108
Containers & Packaging 0 .2%
Amcor plc(a) 51,928 477,737
Avery Dennison Corp.(a) 2,098 358,989
Ball Corp. 7,710 400,457
International Paper Co.(a) 13,391 611,701
Packaging Corp. of America 2,352 436,555
Smurfit WestRock plc 12,094 508,190
2,793,629
Distributors 0 .1%
Genuine Parts Co. 3,626 426,236
Common Stocks
Shares Value ($)
Distributors
LKQ Corp. 6,281 239,997
Pool Corp.(a) 985 288,743
954,976
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 183,174 5,073,920
Verizon Communications, Inc. 106,924 4,711,071
9,784,991
Electric Utilities 1 .5%
Alliant Energy Corp. 6,266 382,477
American Electric Power Co.,
Inc. 13,542 1,467,140
Constellation Energy Corp. 7,945 1,775,231
Duke Energy Corp. 19,893 2,427,344
Edison International 9,832 526,110
Entergy Corp.(a) 10,885 905,306
Evergy, Inc. 5,833 403,060
Eversource Energy 9,365 557,030
Exelon Corp. 25,537 1,197,685
FirstEnergy Corp. 13,038 559,070
NextEra Energy, Inc. 52,231 3,493,209
NRG Energy, Inc. 5,319 582,856
PG&E Corp. 55,679 919,817
Pinnacle West Capital Corp.(a) 2,930 278,877
PPL Corp. 18,748 684,302
Southern Co. (The) 28,075 2,579,812
Xcel Energy, Inc. 14,582 1,030,947
19,770,273
Electrical Equipment 0 .7%
AMETEK, Inc. 5,875 996,282
Eaton Corp. plc 10,038 2,954,886
Emerson Electric Co. 14,325 1,505,701
GE Vernova, Inc. 7,007 2,598,336
Generac Holdings, Inc.* 1,592 182,093
Hubbell, Inc., Class B(a) 1,401 508,815
Rockwell Automation, Inc. 2,872 711,337
9,457,450
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 30,756 2,366,674
CDW Corp. 3,384 543,335
Corning, Inc. 19,577 868,827
Jabil, Inc. 2,834 415,351
Keysight Technologies, Inc.* 4,390 638,306
TE Connectivity plc(a) 7,581 1,109,707
Teledyne Technologies, Inc.* 1,203 560,634
Trimble, Inc.* 6,238 387,629
Zebra Technologies Corp.,
Class A* 1,349 337,682
7,228,145
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 25,145 890,133
Halliburton Co. 22,040 436,833
Schlumberger NV 35,596 1,183,567
2,510,533
Entertainment 1 .5%
Electronic Arts, Inc. 6,022 873,732
Live Nation Entertainment,
Inc.*(a) 3,980 527,151
Netflix, Inc.* 10,887 12,321,035

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 4,169 972,711
TKO Group Holdings, Inc.,
Class A 1,558 253,814
Walt Disney Co. (The) 46,183 4,200,344
Warner Bros Discovery, Inc.* 56,673 491,355
19,640,142
Financial Services 4 .6%
Apollo Global Management,
Inc. 11,353 1,549,457
Berkshire Hathaway, Inc.,
Class B* 46,630 24,865,448
Corpay, Inc.* 1,792 583,063
Fidelity National Information
Services, Inc. 13,454 1,061,252
Fiserv, Inc.* 14,449 2,666,852
Global Payments, Inc. 6,300 480,753
Jack Henry & Associates, Inc. 1,903 330,037
Mastercard, Inc., Class A 20,718 11,354,707
PayPal Holdings, Inc.* 25,131 1,654,625
Visa, Inc., Class A(a) 43,842 15,147,411
59,693,605
Food Products 0 .6%
Archer-Daniels-Midland Co. 12,149 580,115
Bunge Global SA 3,525 277,488
Campbell's Co. (The) 4,815 175,555
Conagra Brands, Inc. 11,848 292,764
General Mills, Inc. 14,003 794,530
Hershey Co. (The) 3,750 626,962
Hormel Foods Corp.(a) 6,886 205,891
J M Smucker Co. (The) 2,880 334,858
Kellanova 7,058 584,191
Kraft Heinz Co. (The)(a) 22,150 644,565
Lamb Weston Holdings, Inc.(a) 3,483 183,937
McCormick & Co., Inc.
(Non-Voting) 6,554 502,430
Mondelez International, Inc.,
Class A 32,858 2,238,615
Tyson Foods, Inc., Class A 7,261 444,664
7,886,565
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,031 647,500
Ground Transportation 0 .9%
CSX Corp. 48,973 1,374,672
JB Hunt Transport Services,
Inc. 1,979 258,418
Norfolk Southern Corp. 5,750 1,288,288
Old Dominion Freight Line, Inc. 4,772 731,452
Uber Technologies, Inc.* 53,060 4,298,391
Union Pacific Corp. 15,349 3,310,165
11,261,386
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 44,053 5,759,930
Align Technology, Inc.* 1,743 302,062
Baxter International, Inc. 13,132 409,324
Becton Dickinson & Co. 7,293 1,510,307
Boston Scientific Corp.* 37,671 3,875,216
Cooper Cos., Inc. (The)* 5,221 426,399
Dexcom, Inc.* 9,924 708,375
Edwards Lifesciences Corp.* 14,981 1,130,916
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 11,614 816,813
Hologic, Inc.* 5,874 341,867
IDEXX Laboratories, Inc.* 2,080 899,912
Insulet Corp.* 1,780 449,076
Intuitive Surgical, Inc.* 9,105 4,696,359
Medtronic plc 32,569 2,760,548
ResMed, Inc. 3,731 882,717
Solventum Corp.* 3,283 217,072
STERIS plc 2,504 562,749
Stryker Corp. 8,788 3,286,009
Zimmer Biomet Holdings, Inc. 5,054 520,815
29,556,466
Health Care Providers & Services 2 .0%
Cardinal Health, Inc. 6,136 866,956
Cencora, Inc. 4,385 1,283,358
Centene Corp.* 12,588 753,392
Cigna Group (The) 6,954 2,364,638
CVS Health Corp. 32,028 2,136,588
DaVita, Inc.* 1,048 148,344
Elevance Health, Inc. 5,890 2,477,216
HCA Healthcare, Inc. 4,542 1,567,353
Henry Schein, Inc.* 3,297 214,206
Humana, Inc. 3,064 803,503
Labcorp Holdings, Inc. 2,139 515,520
McKesson Corp. 3,183 2,268,811
Molina Healthcare, Inc.* 1,441 471,222
Quest Diagnostics, Inc. 2,855 508,818
UnitedHealth Group, Inc. 23,427 9,638,805
Universal Health Services,
Inc., Class B 1,569 277,823
26,296,553
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 3,738 271,603
Healthpeak Properties, Inc. 17,562 313,306
Ventas, Inc. 11,101 777,958
Welltower, Inc. 15,473 2,361,025
3,723,892
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 17,048 240,718
Hotels, Restaurants & Leisure 2 .0%
Airbnb, Inc., Class A* 10,996 1,340,632
Booking Holdings, Inc. 846 4,313,991
Caesars Entertainment, Inc.* 5,146 139,251
Carnival Corp.*(a) 26,603 487,899
Chipotle Mexican Grill, Inc.,
Class A* 34,427 1,739,252
Darden Restaurants, Inc. 3,025 606,936
Domino's Pizza, Inc. 876 429,564
DoorDash, Inc., Class A* 8,616 1,661,940
Expedia Group, Inc. 3,182 499,351
Hilton Worldwide Holdings,
Inc. 6,112 1,378,134
Las Vegas Sands Corp. 8,995 329,847
Marriott International, Inc.,
Class A 5,812 1,386,627
McDonald's Corp. 18,201 5,817,950
MGM Resorts International* 5,144 161,830

12 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 11,075 177,532
Royal Caribbean Cruises Ltd. 6,288 1,351,354
Starbucks Corp. 28,849 2,309,362
Wynn Resorts Ltd. 2,131 171,141
Yum! Brands, Inc. 7,088 1,066,319
25,368,912
Household Durables 0 .3%
DR Horton, Inc. 7,204 910,153
Garmin Ltd. 3,902 729,167
Lennar Corp., Class A 5,929 643,949
Mohawk Industries, Inc.* 1,348 143,360
NVR, Inc.* 77 548,683
PulteGroup, Inc. 5,139 527,158
3,502,470
Household Products 1 .1%
Church & Dwight Co., Inc. 6,246 620,478
Clorox Co. (The) 3,135 446,110
Colgate-Palmolive Co. 20,615 1,900,497
Kimberly-Clark Corp. 8,422 1,109,851
Procter & Gamble Co. (The) 59,697 9,704,941
13,781,877
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 16,731 167,310
Vistra Corp. 8,644 1,120,522
1,287,832
Industrial Conglomerates 0 .4%
3M Co. 13,788 1,915,291
Honeywell International, Inc. 16,515 3,476,408
5,391,699
Industrial REITs 0 .2%
Prologis, Inc. 23,766 2,428,885
Insurance 2 .1%
Aflac, Inc. 12,573 1,366,434
Allstate Corp. (The) 6,730 1,335,165
American International Group,
Inc.(a) 15,073 1,228,751
Aon plc, Class A 5,493 1,948,861
Arch Capital Group Ltd.(a) 9,523 863,545
Arthur J Gallagher & Co. 6,458 2,071,016
Assurant, Inc. 1,335 257,308
Brown & Brown, Inc. 6,026 666,475
Chubb Ltd. 9,465 2,707,747
Cincinnati Financial Corp. 4,052 564,079
Erie Indemnity Co., Class A 645 231,310
Everest Group Ltd. 1,106 396,866
Globe Life, Inc. 2,103 259,384
Hartford Insurance Group, Inc.
(The) 7,305 896,104
Loews Corp. 4,484 389,346
Marsh & McLennan Cos., Inc. 12,474 2,812,513
MetLife, Inc. 14,701 1,108,014
Principal Financial Group, Inc. 5,339 395,887
Progressive Corp. (The) 14,878 4,191,728
Prudential Financial, Inc. 8,990 923,363
Travelers Cos., Inc. (The) 5,759 1,521,125
W R Berkley Corp. 7,433 532,872
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 2,535 780,273
27,448,166
Interactive Media & Services 5 .7%
Alphabet, Inc., Class A 148,389 23,564,173
Alphabet, Inc., Class C 120,264 19,349,275
Match Group, Inc. 6,222 184,545
Meta Platforms, Inc., Class A 55,710 30,584,790
73,682,783
IT Services 1 .1%
Accenture plc, Class A 15,966 4,776,229
Akamai Technologies, Inc.* 3,853 310,475
Cognizant Technology
Solutions Corp., Class A 12,564 924,334
EPAM Systems, Inc.* 1,412 221,557
Gartner, Inc.* 1,951 821,527
GoDaddy, Inc., Class A* 3,585 675,163
International Business
Machines Corp. 23,581 5,702,357
VeriSign, Inc.* 2,086 588,502
14,020,144
Leisure Products 0 .0%
†
Hasbro, Inc. 3,150 194,985
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 7,247 779,777
Bio-Techne Corp. 3,925 197,624
Charles River Laboratories
International, Inc.* 1,260 149,461
Danaher Corp. 16,256 3,240,309
IQVIA Holdings, Inc.* 4,249 658,893
Mettler-Toledo International,
Inc.* 530 567,402
Revvity, Inc. 2,945 275,151
Thermo Fisher Scientific, Inc. 9,715 4,167,735
Waters Corp.*(a) 1,506 523,681
West Pharmaceutical
Services, Inc. 1,779 375,885
10,935,918
Machinery 1 .4%
Caterpillar, Inc. 12,141 3,754,847
Cummins, Inc. 3,491 1,025,795
Deere & Co. 6,483 3,005,260
Dover Corp. 3,484 594,545
Fortive Corp.(a) 8,666 603,934
IDEX Corp. 1,925 334,892
Illinois Tool Works, Inc. 6,783 1,627,310
Ingersoll Rand, Inc. 10,236 772,101
Nordson Corp. 1,361 258,005
Otis Worldwide Corp. 10,072 969,631
PACCAR, Inc. 13,318 1,201,417
Parker-Hannifin Corp. 3,270 1,978,546
Pentair plc 4,062 368,545
Snap-on, Inc. 1,329 417,054
Stanley Black & Decker, Inc. 3,965 237,979
Westinghouse Air Brake
Technologies Corp. 4,340 801,772
Xylem, Inc. 6,169 743,796
18,695,429

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Media 0 .4%
Charter Communications, Inc.,
Class A* 2,451 960,449
Comcast Corp., Class A 95,798 3,276,292
Fox Corp., Class A 5,480 272,849
Fox Corp., Class B 3,568 164,984
Interpublic Group of Cos., Inc.
(The) 9,157 230,024
News Corp., Class A 9,754 264,528
News Corp., Class B(a) 3,040 95,517
Omnicom Group, Inc. 5,095 388,035
Paramount Global, Class B 14,878 174,668
5,827,346
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 36,510 1,315,456
Newmont Corp. 28,915 1,523,242
Nucor Corp. 5,960 711,445
Steel Dynamics, Inc. 3,593 466,048
4,016,191
Multi-Utilities 0 .6%
Ameren Corp. 6,851 679,893
CenterPoint Energy, Inc. 16,887 654,878
CMS Energy Corp. 7,578 558,120
Consolidated Edison, Inc. 8,802 992,425
Dominion Energy, Inc. 21,331 1,159,980
DTE Energy Co. 5,263 721,031
NiSource, Inc. 11,528 450,860
Public Service Enterprise
Group, Inc. 12,657 1,011,674
Sempra 16,090 1,195,004
WEC Energy Group, Inc. 8,071 883,936
8,307,801
Office REITs 0 .0%
†
BXP, Inc. 3,582 228,281
Oil, Gas & Consumable Fuels 2 .8%
APA Corp.(a) 10,127 157,374
Chevron Corp. 42,449 5,775,611
ConocoPhillips 32,664 2,911,016
Coterra Energy, Inc. 18,966 465,805
Devon Energy Corp. 16,709 508,121
Diamondback Energy, Inc. 4,747 626,651
EOG Resources, Inc. 14,286 1,576,174
EQT Corp. 15,158 749,412
Expand Energy Corp. 5,337 554,514
Exxon Mobil Corp. 110,782 11,701,903
Hess Corp. 7,019 905,802
Kinder Morgan, Inc. 49,086 1,290,962
Marathon Petroleum Corp.(a) 8,026 1,102,853
Occidental Petroleum Corp. 17,152 675,960
ONEOK, Inc. 15,759 1,294,759
Phillips 66 10,486 1,091,173
Targa Resources Corp. 5,538 946,444
Texas Pacific Land Corp. 479 617,369
Valero Energy Corp.(a) 8,041 933,480
Williams Cos., Inc. (The) 30,971 1,813,971
35,699,354
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 16,294 678,319
Southwest Airlines Co.(a) 15,072 421,413
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 8,435 580,497
1,680,229
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 5,711 342,431
Kenvue, Inc. 48,713 1,149,627
1,492,058
Pharmaceuticals 3 .2%
Bristol-Myers Squibb Co. 51,542 2,587,408
Eli Lilly & Co. 20,045 18,019,453
Johnson & Johnson 61,294 9,580,865
Merck & Co., Inc. 64,251 5,474,185
Pfizer, Inc. 143,938 3,513,526
Viatris, Inc.(a) 29,821 251,093
Zoetis, Inc., Class A 11,374 1,778,894
41,205,424
Professional Services 0 .6%
Automatic Data Processing,
Inc. 10,334 3,106,400
Broadridge Financial
Solutions, Inc. 2,977 721,625
Dayforce, Inc.* 3,833 221,816
Equifax, Inc. 3,148 818,889
Jacobs Solutions, Inc. 3,175 393,065
Leidos Holdings, Inc. 3,329 489,962
Paychex, Inc.(a) 8,139 1,197,410
Paycom Software, Inc. 1,265 286,383
Verisk Analytics, Inc., Class A 3,587 1,063,295
8,298,845
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 7,510 917,572
CoStar Group, Inc.* 10,705 793,990
1,711,562
Residential REITs 0 .3%
AvalonBay Communities, Inc. 3,614 758,868
Camden Property Trust 2,794 317,957
Equity Residential 8,679 609,786
Essex Property Trust, Inc. 1,631 455,294
Invitation Homes, Inc. 14,462 494,456
Mid-America Apartment
Communities, Inc. 3,020 482,143
UDR, Inc. 7,748 324,486
3,442,990
Retail REITs 0 .3%
Federal Realty Investment
Trust 1,931 181,553
Kimco Realty Corp. 18,128 362,197
Realty Income Corp. 22,234 1,286,459
Regency Centers Corp. 3,932 283,812
Simon Property Group, Inc. 7,788 1,225,675
3,339,696
Semiconductors & Semiconductor Equipment 9 .4%
Advanced Micro Devices, Inc.* 41,159 4,006,829
Analog Devices, Inc. 12,600 2,455,992
Applied Materials, Inc. 20,642 3,110,956
Broadcom, Inc. 119,245 22,951,085
Enphase Energy, Inc.* 3,244 144,650
First Solar, Inc.* 2,765 347,892
Intel Corp. 109,989 2,210,779

14 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 3,375 2,371,579
Lam Research Corp. 32,606 2,336,872
Microchip Technology, Inc. 13,655 629,223
Micron Technology, Inc. 28,296 2,177,377
Monolithic Power Systems,
Inc.(a) 1,214 720,023
NVIDIA Corp. 623,017 67,859,012
NXP Semiconductors NV 6,456 1,189,905
ON Semiconductor Corp.* 10,699 424,750
QUALCOMM, Inc. 28,091 4,170,390
Skyworks Solutions, Inc. 3,900 250,692
Teradyne, Inc. 4,163 308,936
Texas Instruments, Inc. 23,122 3,700,676
121,367,618
Software 9 .8%
Adobe, Inc.* 11,056 4,145,779
ANSYS, Inc.* 2,220 714,573
Autodesk, Inc.* 5,459 1,497,131
Cadence Design Systems,
Inc.* 6,966 2,074,057
Crowdstrike Holdings, Inc.,
Class A* 6,255 2,682,582
Fair Isaac Corp.* 632 1,257,478
Fortinet, Inc.* 16,155 1,676,243
Gen Digital, Inc. 13,579 351,289
Intuit, Inc. 7,110 4,461,312
Microsoft Corp. 189,118 74,750,781
Oracle Corp. 41,384 5,823,556
Palantir Technologies, Inc.,
Class A* 52,068 6,166,934
Palo Alto Networks, Inc.* 16,812 3,142,667
PTC, Inc.* 3,054 473,278
Roper Technologies, Inc. 2,723 1,525,098
Salesforce, Inc. 24,309 6,532,071
ServiceNow, Inc.* 5,232 4,996,612
Synopsys, Inc.* 3,927 1,802,532
Tyler Technologies, Inc.* 1,087 590,567
Workday, Inc., Class A* 5,434 1,331,330
125,995,870
Specialized REITs 0 .9%
American Tower Corp. 11,868 2,675,166
Crown Castle, Inc. 11,038 1,167,379
Digital Realty Trust, Inc. 8,036 1,290,099
Equinix, Inc. 2,472 2,127,774
Extra Space Storage, Inc. 5,383 788,717
Iron Mountain, Inc. 7,459 668,849
Public Storage 4,078 1,225,154
SBA Communications Corp.,
Class A 2,730 664,482
VICI Properties, Inc., Class A 26,773 857,271
Weyerhaeuser Co. 18,901 489,725
11,954,616
Specialty Retail 1 .8%
AutoZone, Inc.* 433 1,629,206
Best Buy Co., Inc. 4,970 331,449
CarMax, Inc.* 3,787 244,905
Home Depot, Inc. (The) 25,296 9,118,955
Lowe's Cos., Inc. 14,343 3,206,521
O'Reilly Automotive, Inc.* 1,460 2,066,192
Ross Stores, Inc. 8,378 1,164,542
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 28,555 3,674,457
Tractor Supply Co. 13,567 686,762
Ulta Beauty, Inc.* 1,198 473,977
Williams-Sonoma, Inc. 3,125 482,719
23,079,685
Technology Hardware, Storage & Peripherals 6 .6%
Apple, Inc. 382,156 81,208,150
Dell Technologies, Inc., Class
C 7,925 727,198
Hewlett Packard Enterprise
Co. 33,622 545,349
HP, Inc. 23,951 612,427
NetApp, Inc.(a) 5,299 475,585
Seagate Technology Holdings
plc 5,455 496,569
Super Micro Computer, Inc.*(a) 12,896 410,867
Western Digital Corp.*(a) 8,905 390,573
84,866,718
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.*(a) 3,740 414,504
Lululemon Athletica, Inc.* 2,847 770,882
NIKE, Inc., Class B 30,006 1,692,339
Ralph Lauren Corp., Class A 1,087 244,521
Tapestry, Inc. 5,514 389,564
3,511,810
Tobacco 0 .7%
Altria Group, Inc. 43,047 2,546,230
Philip Morris International, Inc. 39,629 6,790,825
9,337,055
Trading Companies & Distributors 0 .3%
Fastenal Co. 14,562 1,179,085
United Rentals, Inc. 1,659 1,047,575
WW Grainger, Inc. 1,125 1,152,349
3,379,009
Water Utilities 0 .1%
American Water Works Co.,
Inc. 4,949 727,552
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 12,183 3,008,592
Total Common Stocks
(cost $593,347,806) 1,200,673,590
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
5/16/2025 at USD 6,000.00,
European Style
Notional Amount: USD
137,160,850
Exchange Traded
*
491 45,418

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2025 (Unaudited) - Statement of Investments - 15
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
6/20/2025 at USD 5,850.00,
American Style
Notional Amount: USD
137,160,850
Exchange Traded
*
491 1,239,775
S&P 500 E-Mini Index
5/16/2025 at USD 5,800.00,
European Style
Notional Amount: USD
253,929,150
Exchange Traded
*
909 840,825
Total Purchased Options
(cost $6,074,609) 2,126,018
Short-Term Investment 1 .7%
Shares
U.S. Treasury Obligation 1.7%
U.S. Treasury Bills, 4.25%,
8/7/2025(a) 22,000,000 21,749,560
(cost $21,750,802)
Total Short-Term Investment
(cost $21,750,802) 21,749,560
Repurchase Agreements 2 .4%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $12,853,974,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$13,111,053.(b)(c) 12,852,421 12,852,421
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $18,002,185,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$18,360,000.(b)(c) 18,000,000 18,000,000
Total Repurchase Agreements
(cost $30,852,421) 30,852,421
Total Investments
(cost $652,025,638) — 97.2% 1,255,401,589
Other assets in excess of liabilities — 2.8% 36,198,986
NET ASSETS — 100.0%
$ 1,291,600,575
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $39,544,750, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $30,852,421 and by $9,328,898 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 5/8/2025 - 11/15/2054, a total value of
$40,181,319.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $30,852,421.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

16 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 94 6/2025 USD 26,258,900 2,104,111
U.S. Treasury Long Bond 1,460 6/2025 USD 170,272,500 2,333,579
Net contracts 4,437,690
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 17
Common Stocks 89 .4%
Shares Value ($)
Aerospace & Defense 3 .7%
Howmet Aerospace, Inc. 45,152 6,257,164
L3Harris Technologies, Inc. 72,409 15,931,428
22,188,592
Automobiles 0 .5%
General Motors Co. 61,690 2,790,856
Banks 8 .8%
Bank of America Corp. 474,866 18,937,656
First Horizon Corp. 425,281 7,689,081
JPMorgan Chase & Co. 94,830 23,197,315
US Bancorp 59,919 2,417,132
52,241,184
Biotechnology 0 .8%
Gilead Sciences, Inc. 43,528 4,637,473
Building Products 0 .7%
Johnson Controls International
plc 51,193 4,295,093
Capital Markets 5 .1%
Charles Schwab Corp. (The) 95,803 7,798,364
CME Group, Inc. 24,564 6,806,193
Goldman Sachs Group, Inc.
(The) 12,191 6,675,182
Intercontinental Exchange, Inc. 52,898 8,885,277
30,165,016
Communications Equipment 3 .1%
Cisco Systems, Inc. 321,424 18,555,808
Construction Materials 1 .6%
CRH plc 99,940 9,536,275
Consumer Finance 1 .8%
Capital One Financial Corp. 57,984 10,452,196
Containers & Packaging 2 .8%
Crown Holdings, Inc. 69,719 6,716,031
International Paper Co.(a) 220,279 10,062,345
16,778,376
Diversified Telecommunication Services 3 .4%
AT&T, Inc. 738,944 20,468,749
Electric Utilities 0 .4%
Constellation Energy Corp. 11,586 2,588,776
Electrical Equipment 3 .7%
AMETEK, Inc. 35,137 5,958,532
GE Vernova, Inc. 14,145 5,245,249
Hubbell, Inc., Class B(a) 30,414 11,045,757
22,249,538
Electronic Equipment, Instruments & Components 0 .5%
TE Connectivity plc(a) 19,302 2,825,427
Entertainment 1 .1%
Walt Disney Co. (The) 74,733 6,796,966
Financial Services 4 .7%
Berkshire Hathaway, Inc.,
Class B* 45,613 24,323,132
Voya Financial, Inc. 59,629 3,530,037
27,853,169
Ground Transportation 1 .5%
CSX Corp. 317,861 8,922,358
Health Care Equipment & Supplies 4 .8%
Alcon AG CHF 88,371 8,625,893
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 174,272 5,432,058
Medtronic plc 173,017 14,664,921
28,722,872
Health Care Providers & Services 3 .3%
Labcorp Holdings, Inc. 26,553 6,399,539
UnitedHealth Group, Inc. 32,591 13,409,241
19,808,780
Hotels, Restaurants & Leisure 3 .6%
International Game
Technology plc 167,779 2,751,575
Las Vegas Sands Corp. 246,419 9,036,185
Royal Caribbean Cruises Ltd. 45,332 9,742,300
21,530,060
Industrial Conglomerates 0 .7%
3M Co. 28,202 3,917,540
Insurance 8 .1%
American International Group,
Inc. 141,579 11,541,520
Aon plc, Class A 33,978 12,055,055
Assurant, Inc. 77,667 14,969,537
MetLife, Inc. 72,356 5,453,472
RenaissanceRe Holdings Ltd. 17,874 4,324,257
48,343,841
IT Services 0 .9%
International Business
Machines Corp. 23,077 5,580,480
Life Sciences Tools & Services 1 .7%
Danaher Corp. 51,661 10,297,587
Media 0 .7%
Omnicom Group, Inc. 51,038 3,887,054
Metals & Mining 2 .6%
Freeport-McMoRan, Inc. 175,905 6,337,857
Newmont Corp. 173,499 9,139,927
15,477,784
Multi-Utilities 1 .3%
Dominion Energy, Inc. 142,962 7,774,274
Oil, Gas & Consumable Fuels 6 .7%
ConocoPhillips 42,719 3,807,117
EQT Corp. 121,443 6,004,142
Exxon Mobil Corp. 112,354 11,867,953
Hess Corp. 35,594 4,593,406
Marathon Petroleum Corp.(a) 48,852 6,712,753
Phillips 66 66,091 6,877,430
39,862,801
Passenger Airlines 0 .6%
Delta Air Lines, Inc. 91,532 3,810,477
Personal Care Products 0 .7%
Kenvue, Inc. 176,463 4,164,527
Pharmaceuticals 4 .5%
Bristol-Myers Squibb Co. 199,426 10,011,185
Johnson & Johnson 109,314 17,086,872
27,098,057
Semiconductors & Semiconductor Equipment 0 .7%
Applied Materials, Inc. 27,533 4,149,498

18 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Software 1 .5%
Dolby Laboratories, Inc., Class
A 119,063 9,142,848
Specialized REITs 0 .7%
Weyerhaeuser Co. 154,196 3,995,218
Tobacco 1 .5%
Philip Morris International, Inc. 52,159 8,937,966
Trading Companies & Distributors 0 .6%
Ferguson Enterprises, Inc. 19,517 3,311,254
Total Common Stocks
(cost $439,391,266) 533,158,770
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
5/16/2025 at USD 6,000.00,
European Style
Notional Amount: USD
63,133,100
Exchange Traded
*
226 20,905
S&P 500 E-Mini Index
6/20/2025 at USD 5,850.00,
American Style
Notional Amount: USD
63,133,100
Exchange Traded
*
226 570,650
S&P 500 E-Mini Index
5/16/2025 at USD 5,800.00,
European Style
Notional Amount: USD
117,885,700
Exchange Traded
*
422 390,350
Total Purchased Options
(cost $2,801,788) 981,905
Short-Term Investment 3 .0%
Shares
U.S. Treasury Obligation 3.0%
U.S. Treasury Bills, 4.25%,
8/7/2025(a) 18,000,000 17,795,094
Total Short-Term Investment
(cost $17,796,162) 17,795,094
Repurchase Agreements 5 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,068,188,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$1,089,551.(b)(c) 1,068,059 1,068,059
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $30,003,642,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$30,600,001.(b)(c) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $31,068,059) 31,068,059
Total Investments
(cost $491,057,275) — 97.8% 583,003,828
Other assets in excess of liabilities — 2.2% 13,317,833
NET ASSETS — 100.0%
$ 596,321,661
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $39,387,472, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $31,068,059 and by $9,339,492 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.00%, and maturity dates ranging from
9/30/2025 - 11/15/2054, a total value of $40,407,551.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $31,068,059.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 682 6/2025 USD 61,335,670 (2,154,008)
U.S. Treasury Long Bond 657 6/2025 USD 76,622,625 1,053,888
Total long contracts (1,100,120)
Short Contracts
S&P 500 E-Mini Index (149) 6/2025 USD (41,623,150) 256,853
Total short contracts 256,853
Net contracts (843,267)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .3%
Boeing Co. (The)* 37,434 6,859,406
General Dynamics Corp. 10,673 2,904,337
Northrop Grumman Corp. 11,425 5,558,263
RTX Corp. 39,488 4,980,621
20,302,627
Air Freight & Logistics 0 .8%
CH Robinson Worldwide, Inc. 136,057 12,139,006
Automobiles 0 .7%
Tesla, Inc.* 39,740 11,213,038
Banks 4 .8%
JPMorgan Chase & Co. 132,904 32,510,977
Wells Fargo & Co. 627,917 44,588,386
77,099,363
Beverages 1 .0%
Coca-Cola Co. (The) 196,998 14,292,205
Monster Beverage Corp.* 25,495 1,532,759
15,824,964
Biotechnology 1 .7%
AbbVie, Inc. 40,056 7,814,925
Alnylam Pharmaceuticals, Inc.* 3,469 913,179
Amgen, Inc. 6,710 1,952,073
Argenx SE, ADR-NL* 2,983 1,924,453
Gilead Sciences, Inc. 50,661 5,397,423
Regeneron Pharmaceuticals,
Inc. 1,601 958,615
United Therapeutics Corp.* 5,719 1,733,372
Vertex Pharmaceuticals, Inc.* 12,416 6,325,952
27,019,992
Broadline Retail 4 .2%
Amazon.com, Inc.* 363,271 66,994,438
Building Products 0 .1%
Builders FirstSource, Inc.* 9,310 1,113,755
Johnson Controls International
plc 13,756 1,154,129
2,267,884
Capital Markets 2 .3%
Ares Management Corp.,
Class A 71,842 10,958,060
Intercontinental Exchange, Inc. 77,217 12,970,140
KKR & Co., Inc. 115,775 13,229,609
37,157,809
Chemicals 1 .4%
Celanese Corp., Class A(a) 52,435 2,333,882
FMC Corp.(a) 79,490 3,332,221
Linde plc 28,494 12,914,336
PPG Industries, Inc. 42,261 4,600,532
23,180,971
Commercial Services & Supplies 1 .0%
Clean Harbors, Inc.*(a) 57,078 12,211,267
Waste Connections, Inc. 20,720 4,094,894
16,306,161
Communications Equipment 0 .5%
Arista Networks, Inc.* 101,416 8,343,494
Consumer Finance 0 .6%
American Express Co. 38,862 10,353,225
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 3 .0%
Casey's General Stores, Inc.
(a) 4,093 1,893,381
Costco Wholesale Corp. 8,304 8,258,328
Kroger Co. (The) 113,262 8,178,649
Performance Food Group Co.* 65,825 5,309,444
US Foods Holding Corp.* 171,974 11,291,813
Walmart, Inc. 138,423 13,461,637
48,393,252
Containers & Packaging 0 .2%
Crown Holdings, Inc. 35,013 3,372,802
Distributors 0 .5%
Pool Corp.(a) 27,542 8,073,662
Electric Utilities 1 .6%
American Electric Power Co.,
Inc. 104,292 11,298,995
NextEra Energy, Inc. 50,496 3,377,173
PG&E Corp. 699,675 11,558,631
26,234,799
Electrical Equipment 0 .4%
Emerson Electric Co. 12,784 1,343,726
Vertiv Holdings Co., Class A 60,326 5,150,634
6,494,360
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 81,333 6,258,574
Flex Ltd.* 199,625 6,855,123
13,113,697
Entertainment 2 .1%
Netflix, Inc.* 20,131 22,782,655
Spotify Technology SA* 4,810 2,953,244
Walt Disney Co. (The) 80,100 7,285,095
33,020,994
Financial Services 5 .0%
Berkshire Hathaway, Inc.,
Class B* 81,858 43,650,778
Mastercard, Inc., Class A 68,348 37,458,805
81,109,583
Gas Utilities 0 .6%
Atmos Energy Corp.(a) 59,273 9,521,022
Ground Transportation 1 .4%
Uber Technologies, Inc.* 278,942 22,597,091
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 43,928 5,743,586
Align Technology, Inc.* 3,479 602,910
Boston Scientific Corp.* 138,247 14,221,469
Edwards Lifesciences Corp.* 106,077 8,007,753
Intuitive Surgical, Inc.* 22,049 11,372,874
39,948,592
Health Care Providers & Services 2 .9%
Cencora, Inc. 34,541 10,109,114
Centene Corp.* 42,735 2,557,690
Elevance Health, Inc.(a) 8,763 3,685,543
HCA Healthcare, Inc. 8,998 3,105,030
Humana, Inc. 10,094 2,647,051
Labcorp Holdings, Inc. 11,002 2,651,592
Molina Healthcare, Inc.* 8,028 2,625,236
UnitedHealth Group, Inc. 45,955 18,907,725
46,288,981

Nationwide Fund - April 30, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Health Care REITs 0 .7%
Welltower, Inc. 78,944 12,046,065
Hotels, Restaurants & Leisure 2 .5%
Airbnb, Inc., Class A* 37,657 4,591,141
Chipotle Mexican Grill, Inc.,
Class A*(a) 123,636 6,246,091
Domino's Pizza, Inc.(a) 6,401 3,138,858
Flutter Entertainment plc* 21,629 5,212,373
Marriott International, Inc.,
Class A 49,877 11,899,655
Royal Caribbean Cruises Ltd. 8,126 1,746,359
Starbucks Corp. 91,964 7,361,718
40,196,195
Household Durables 0 .3%
DR Horton, Inc. 22,520 2,845,177
Lennar Corp., Class A 17,248 1,873,305
4,718,482
Household Products 0 .0%
†
Church & Dwight Co., Inc. 7,783 773,163
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 33,158 4,298,272
Insurance 2 .4%
American International Group,
Inc. 152,467 12,429,110
Arch Capital Group Ltd. 44,424 4,028,368
Everest Group Ltd. 25,947 9,310,562
Marsh & McLennan Cos., Inc. 60,017 13,532,033
39,300,073
Interactive Media & Services 4 .6%
Alphabet, Inc., Class A 358,731 56,966,483
Meta Platforms, Inc., Class A 31,560 17,326,440
74,292,923
IT Services 0 .5%
MongoDB, Inc., Class A* 44,982 7,744,551
Life Sciences Tools & Services 1 .0%
Agilent Technologies, Inc. 56,179 6,044,860
Danaher Corp. 46,829 9,334,425
15,379,285
Machinery 1 .8%
Deere & Co. 6,863 3,181,412
Fortive Corp.(a) 47,103 3,282,608
IDEX Corp. 38,079 6,624,604
Ingersoll Rand, Inc. 46,609 3,515,717
PACCAR, Inc. 99,474 8,973,550
Parker-Hannifin Corp. 4,889 2,958,138
28,536,029
Metals & Mining 0 .1%
Nucor Corp. 16,368 1,953,848
Multi-Utilities 0 .5%
Sempra(a) 101,574 7,543,901
Oil, Gas & Consumable Fuels 4 .2%
EQT Corp. 78,520 3,882,029
Exxon Mobil Corp. 275,251 29,074,763
Marathon Petroleum Corp. 63,157 8,678,403
Shell plc, ADR(a) 249,997 16,119,807
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp. 53,720 9,180,748
66,935,750
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 23,928 996,123
United Airlines Holdings,
Inc.*(a) 14,367 988,737
1,984,860
Personal Care Products 0 .9%
Kenvue, Inc. 55,262 1,304,183
Unilever plc, ADR-UK(a) 201,357 12,796,238
14,100,421
Pharmaceuticals 4 .8%
AstraZeneca plc, ADR-UK 56,752 4,074,226
Eli Lilly & Co. 33,565 30,173,257
GSK plc, ADR(a) 148,808 5,929,999
Haleon plc, ADR(a) 1,160,363 11,777,684
Johnson & Johnson 56,918 8,896,853
Merck & Co., Inc. 159,545 13,593,234
Novo Nordisk A/S, ADR-DK 39,887 2,650,491
77,095,744
Residential REITs 0 .4%
Camden Property Trust 50,882 5,790,372
Semiconductors & Semiconductor Equipment 9 .8%
Broadcom, Inc. 215,105 41,401,259
Enphase Energy, Inc.* 42,797 1,908,318
First Solar, Inc.* 18,724 2,355,854
Marvell Technology, Inc. 91,039 5,313,947
NVIDIA Corp. 879,490 95,794,051
NXP Semiconductors NV 62,298 11,482,144
158,255,573
Software 12 .2%
Atlassian Corp., Class A* 21,653 4,943,596
Cadence Design Systems,
Inc.* 23,893 7,113,902
HubSpot, Inc.* 13,018 7,960,507
Intuit, Inc. 23,573 14,791,350
Microsoft Corp. 250,915 99,176,663
Palantir Technologies, Inc.,
Class A* 16,403 1,942,771
SAP SE, ADR-DE 40,763 11,910,541
ServiceNow, Inc.* 24,726 23,613,577
Synopsys, Inc.* 30,175 13,850,627
Zscaler, Inc.* 46,104 10,427,342
195,730,876
Specialized REITs 0 .6%
Equinix, Inc. 11,070 9,528,502
Specialty Retail 1 .4%
O'Reilly Automotive, Inc.* 7,766 10,990,443
TJX Cos., Inc. (The) 94,972 12,220,997
23,211,440
Technology Hardware, Storage & Peripherals 5 .8%
Apple, Inc. 442,091 93,944,337
Textiles, Apparel & Luxury Goods 0 .1%
Deckers Outdoor Corp.* 13,187 1,461,515
Tobacco 1 .0%
British American Tobacco plc,
ADR-UK(a) 32,375 1,409,931

22 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Tobacco
Philip Morris International, Inc. 82,668 14,165,989
15,575,920
Trading Companies & Distributors 0 .2%
AerCap Holdings NV 26,514 2,810,484
Wireless Telecommunication Services 1 .4%
T-Mobile US, Inc. 88,264 21,796,795
Total Common Stocks
(cost $1,132,060,895) 1,591,377,183
Exchange Traded Fund 0 .3%
Equity Fund 0.3%
SPDR S&P 500 ETF Trust 9,124 5,059,623
Total Exchange Traded Fund
(cost $5,044,671) 5,059,623
Repurchase Agreements 2 .7%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $8,876,364,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$9,053,891.(b)(c) 8,875,291 8,875,291
Santander US Capital
Markets,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $14,001,692,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$14,281,737.(b)(c) 14,000,000 14,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $20,002,428,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$20,400,000.(b)(c) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $42,875,291) 42,875,291
Total Investments
(cost $1,179,980,857) — 102.0% 1,639,312,097
Liabilities in excess of other assets — (2.0)% (32,660,478)
NET ASSETS — 100.0%
$ 1,606,651,619
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $50,607,053, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $42,875,291 and by $9,437,741 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $52,313,032.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $42,875,291.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
DE Germany
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks 98 .4%
Shares Value ($)
Aerospace & Defense 8 .0%
Axon Enterprise, Inc.* 16,907 10,369,063
HEICO Corp., Class A 39,652 7,967,276
18,336,339
Building Products 2 .4%
Advanced Drainage Systems,
Inc. 39,643 4,499,084
Fortune Brands Innovations,
Inc. 16,346 879,742
5,378,826
Capital Markets 3 .8%
Intercontinental Exchange, Inc. 35,726 6,000,896
Raymond James Financial,
Inc.(a) 20,022 2,743,815
8,744,711
Commercial Services & Supplies 8 .2%
Copart, Inc.* 165,126 10,077,640
Rollins, Inc. 151,780 8,671,191
18,748,831
Construction Materials 1 .5%
Vulcan Materials Co. 13,183 3,458,296
Distributors 2 .0%
Pool Corp.(a) 15,394 4,512,597
Electrical Equipment 0 .3%
Generac Holdings, Inc.* 5,267 602,439
Electronic Equipment, Instruments & Components 8 .9%
Amphenol Corp., Class A 148,939 11,460,856
Cognex Corp. 16,957 462,926
Keysight Technologies, Inc.* 45,992 6,687,237
Trimble, Inc.* 26,176 1,626,577
20,237,596
Financial Services 4 .1%
Fiserv, Inc.* 44,491 8,211,704
Global Payments, Inc. 13,734 1,048,041
9,259,745
Food Products 0 .6%
Freshpet, Inc.*(a) 18,857 1,386,744
Ground Transportation 1 .5%
Old Dominion Freight Line, Inc. 21,811 3,343,190
Health Care Equipment & Supplies 7 .2%
Align Technology, Inc.*(a) 7,729 1,339,436
Cooper Cos., Inc. (The)* 26,261 2,144,736
Dexcom, Inc.* 30,456 2,173,949
IDEXX Laboratories, Inc.* 10,897 4,714,587
STERIS plc 26,599 5,977,859
16,350,567
Health Care Providers & Services 1 .2%
HealthEquity, Inc.* 32,062 2,748,355
Household Products 2 .0%
Church & Dwight Co., Inc. 46,189 4,588,415
Insurance 2 .1%
Ryan Specialty Holdings, Inc.,
Class A 74,394 4,873,551
IT Services 4 .5%
EPAM Systems, Inc.* 15,770 2,474,470
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 18,234 7,677,973
10,152,443
Life Sciences Tools & Services 1 .6%
Charles River Laboratories
International, Inc.* 3,229 383,024
Repligen Corp.* 24,102 3,325,835
3,708,859
Machinery 2 .0%
IDEX Corp. 25,994 4,522,176
Professional Services 6 .9%
Broadridge Financial
Solutions, Inc. 24,120 5,846,688
SS&C Technologies Holdings,
Inc. 20,892 1,579,435
Verisk Analytics, Inc., Class A 28,317 8,394,009
15,820,132
Real Estate Management & Development 2 .1%
CoStar Group, Inc.* 65,439 4,853,611
Semiconductors & Semiconductor Equipment 1 .6%
Monolithic Power Systems,
Inc.(a) 6,025 3,573,428
Software 15 .8%
Bentley Systems, Inc., Class
B(a) 32,809 1,410,459
BlackLine, Inc.* 14,704 694,470
Cadence Design Systems,
Inc.* 24,802 7,384,548
Datadog, Inc., Class A* 19,894 2,032,371
HubSpot, Inc.* 9,747 5,960,291
Intuit, Inc. 7,732 4,851,598
Roper Technologies, Inc. 10,804 6,051,104
Tyler Technologies, Inc.*(a) 14,271 7,753,434
36,138,275
Specialty Retail 7 .5%
Burlington Stores, Inc.* 20,636 4,643,925
O'Reilly Automotive, Inc.* 7,251 10,261,615
Ulta Beauty, Inc.* 5,287 2,091,749
16,997,289
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.* 4,224 1,143,733
Trading Companies & Distributors 2 .1%
Watsco, Inc. 10,591 4,870,165
Total Common Stocks
(cost $100,954,317) 224,350,313
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0

24 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Repurchase Agreements 5 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $8,627,461,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$8,800,011.(b)(c) 8,626,419 8,626,419
Santander US Capital
Markets,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$2,040,248.(b)(c) 2,000,000 2,000,000
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $2,000,243,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $12,626,419) 12,626,419
Total Investments
(cost $113,596,056) — 103.9% 236,976,732
Liabilities in excess of other assets — (3.9)% (8,830,158)
NET ASSETS — 100.0%
$ 228,146,574
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $16,188,840, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,626,419 and by $3,794,223 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 5/8/2025 - 5/15/2054, a total value of
$16,420,642.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $12,626,419.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

Nationwide GQG US Quality Equity Fund - April 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks 90 .8%
Shares Value ($)
Beverages 3 .0%
Coca-Cola Co. (The) 64,397 4,672,002
Capital Markets 2 .1%
CME Group, Inc. 12,082 3,347,681
Consumer Staples Distribution & Retail 2 .0%
Kroger Co. (The) 42,648 3,079,612
Diversified Telecommunication Services 12 .0%
AT&T, Inc. 375,462 10,400,297
Verizon Communications, Inc. 191,645 8,443,879
18,844,176
Electric Utilities 15 .4%
American Electric Power Co.,
Inc. 65,843 7,133,430
Duke Energy Corp. 38,283 4,671,292
Exelon Corp. 96,450 4,523,505
NextEra Energy, Inc. 50,144 3,353,631
PPL Corp. 63,548 2,319,502
Xcel Energy, Inc. 30,343 2,145,250
24,146,610
Entertainment 3 .6%
Netflix, Inc.* 4,966 5,620,121
Financial Services 3 .7%
Fiserv, Inc.* 14,253 2,630,676
Visa, Inc., Class A 9,371 3,237,681
5,868,357
Gas Utilities 1 .0%
Atmos Energy Corp. 9,620 1,545,261
Health Care Equipment & Supplies 1 .8%
Becton Dickinson & Co. 13,714 2,840,032
Health Care Providers & Services 6 .3%
Cigna Group (The) 19,203 6,529,788
Elevance Health, Inc. 6,366 2,677,412
McKesson Corp. 1,038 739,876
9,947,076
Insurance 13 .5%
Allstate Corp. (The) 18,643 3,698,585
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc.(a) 83,334 6,793,388
Cincinnati Financial Corp. 24,169 3,364,566
Progressive Corp. (The) 25,701 7,241,000
21,097,539
IT Services 2 .0%
International Business
Machines Corp. 12,638 3,056,121
Multi-Utilities 2 .9%
CenterPoint Energy, Inc. 81,678 3,167,473
DTE Energy Co. 9,694 1,328,078
4,495,551
Oil, Gas & Consumable Fuels 2 .7%
Exxon Mobil Corp. 40,139 4,239,883
Pharmaceuticals 4 .2%
Bristol-Myers Squibb Co. 51,486 2,584,597
Eli Lilly & Co. 4,447 3,997,631
6,582,228
Software 3 .2%
Microsoft Corp. 12,551 4,960,908
Palantir Technologies, Inc.,
Class A* 984 116,545
5,077,453
Tobacco 11 .4%
Altria Group, Inc. 111,016 6,566,596
Philip Morris International, Inc. 66,366 11,372,478
17,939,074
Total Investments
(cost $125,509,499) — 90.8% 142,398,777
Other assets in excess of liabilities — 9.2% 14,510,749
NET ASSETS — 100.0%
$ 156,909,526
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $6,115,252, which was collateralized
by $6,206,501 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 5/8/2025 - 5/15/2054.
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 4.2%
Boeing Co. (The)*(a) 39,777 7,288,738
Air Freight & Logistics 0.9%
Expeditors International of
Washington, Inc. 14,142 1,554,347
Automobile Components 0.7%
Mobileye Global, Inc., Class
A*(a) 86,964 1,267,935
Automobiles 6.3%
Tesla, Inc.* 38,256 10,794,313
Beverages 4.0%
Boston Beer Co., Inc. (The),
Class A* 3,966 974,843
Monster Beverage Corp.* 97,663 5,871,499
6,846,342
Biotechnology 4.7%
Alnylam Pharmaceuticals, Inc.* 16,147 4,250,536
CRISPR Therapeutics AG*(a) 18,238 705,264
Regeneron Pharmaceuticals,
Inc. 5,355 3,206,360
8,162,160
Broadline Retail 6.5%
Alibaba Group Holding Ltd.,
ADR-CN 10,583 1,263,928
Amazon.com, Inc.* 53,849 9,930,832
11,194,760
Capital Markets 3.6%
FactSet Research Systems,
Inc. 4,465 1,929,863
MSCI, Inc., Class A 3,701 2,017,452
SEI Investments Co.(a) 27,863 2,181,394
6,128,709
Entertainment 10.3%
Netflix, Inc.* 12,571 14,226,852
Walt Disney Co. (The) 38,337 3,486,750
17,713,602
Financial Services 5.9%
Block, Inc., Class A* 21,492 1,256,637
PayPal Holdings, Inc.* 20,050 1,320,092
Visa, Inc., Class A(a) 21,888 7,562,304
10,139,033
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.* 4,211 2,172,034
Health Care Technology 4.2%
Doximity, Inc., Class A* 68,246 3,881,832
Veeva Systems, Inc., Class A* 13,923 3,253,666
7,135,498
Hotels, Restaurants & Leisure 2.9%
Starbucks Corp. 28,623 2,291,272
Yum China Holdings, Inc. 30,194 1,307,702
Yum! Brands, Inc. 9,498 1,428,879
5,027,853
Interactive Media & Services 12.1%
Alphabet, Inc., Class A 50,418 8,006,378
Meta Platforms, Inc., Class A 23,257 12,768,093
20,774,471
Common Stocks
Shares Value ($)
IT Services 2.0%
Shopify, Inc., Class A* 35,453 3,368,035
Life Sciences Tools & Services 0.5%
Illumina, Inc.*(a) 12,105 939,348
Machinery 1.2%
Deere & Co. 4,462 2,068,405
Pharmaceuticals 3.0%
Novartis AG, ADR 11,331 1,285,955
Novo Nordisk A/S, ADR-DK 36,292 2,411,603
Roche Holding AG, ADR(a) 34,250 1,396,373
5,093,931
Semiconductors & Semiconductor Equipment 11.3%
ARM Holdings plc, ADR*(a) 29,010 3,308,591
NVIDIA Corp. 128,233 13,967,138
QUALCOMM, Inc. 14,232 2,112,883
19,388,612
Software 13.1%
Autodesk, Inc.* 17,518 4,804,312
Microsoft Corp. 11,670 4,612,684
Oracle Corp. 49,909 7,023,194
Salesforce, Inc. 12,013 3,228,013
Workday, Inc., Class A* 11,298 2,768,010
22,436,213
Textiles, Apparel & Luxury Goods 0.4%
Under Armour , Inc., Class
A*(a) 113,053 646,663
Total Common Stocks
(cost $74,798,631) 170,141,002
Repurchase Agreements 6.2%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $9,581,683,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$9,773,317.(b)(c) 9,580,526 9,580,526

Nationwide Loomis All Cap Growth Fund - April 30, 2025 (Unaudited) - Statement of Investments - 27
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale ,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,580,526) 10,580,526
Total Investments
(cost $85,379,157) — 105.3% 180,721,528
Liabilities in excess of other assets — (5.3)% (9,155,221)
NET ASSETS — 100.0%
$ 171,566,307
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $21,013,934, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,580,526 and by $10,851,012 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 8/15/2054, a total value of $21,431,538.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $10,580,526.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 95 .6%
Shares Value ($)
Biotechnology 3 .8%
Vericel Corp.* 89,364 3,397,619
Diversified Consumer Services 1 .1%
Duolingo, Inc., Class A* 2,542 990,058
Electrical Equipment 1 .3%
Vicor Corp.* 29,318 1,169,935
Electronic Equipment, Instruments & Components 3 .8%
Badger Meter, Inc. 4,734 1,045,362
Cognex Corp. 86,717 2,367,374
3,412,736
Health Care Equipment & Supplies 12 .1%
Glaukos Corp.* 39,724 3,743,987
Inspire Medical Systems,
Inc.*(a) 11,582 1,834,357
OrthoPediatrics Corp.*(a) 68,754 1,431,458
RxSight, Inc.* 38,336 564,306
Tandem Diabetes Care,
Inc.*(a) 35,488 597,973
TransMedics Group, Inc.* 15,435 1,420,175
UFP Technologies, Inc.* 5,561 1,159,691
10,751,947
Health Care Technology 5 .0%
Veeva Systems, Inc., Class A* 18,870 4,409,730
Life Sciences Tools & Services 10 .1%
Bio-Techne Corp. 58,447 2,942,807
CryoPort, Inc.* 154,671 863,064
Cytek Biosciences, Inc.*(a) 277,786 1,030,586
Repligen Corp.* 30,184 4,165,090
9,001,547
Machinery 2 .6%
Energy Recovery, Inc.* 76,163 1,176,718
Helios Technologies, Inc. 39,792 1,084,730
2,261,448
Professional Services 4 .0%
Paycom Software, Inc.(a) 15,816 3,580,584
Software 48 .8%
Agilysys, Inc.* 22,888 1,701,723
Alarm.com Holdings, Inc.*(a) 60,275 3,230,740
ANSYS, Inc.* 10,975 3,532,633
Appfolio, Inc., Class A*(a) 18,833 3,889,391
Clearwater Analytics Holdings,
Inc., Class A* 90,379 2,055,218
Datadog, Inc., Class A* 37,442 3,825,075
DoubleVerify Holdings, Inc.* 74,480 987,605
Guidewire Software, Inc.* 20,715 4,241,811
Manhattan Associates, Inc.* 22,598 4,008,659
nCino, Inc.*(a) 75,122 1,742,830
Olo, Inc., Class A*(a) 326,117 2,021,925
PROS Holdings, Inc.* 11,685 199,580
Q2 Holdings, Inc.* 38,346 3,038,921
Red Violet, Inc. 12,013 469,228
SPS Commerce, Inc.* 9,008 1,292,738
Tyler Technologies, Inc.*(a) 7,067 3,839,501
Vertex, Inc., Class A*(a) 37,506 1,501,365
Workiva, Inc., Class A* 24,753 1,863,158
43,442,101
Common Stocks
Shares Value ($)
Trading Companies & Distributors 3 .0%
Xometry, Inc., Class A*(a) 105,199 2,697,303
Total Common Stocks
(cost $69,947,925) 85,115,008
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreements 9 .9%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $4,783,751,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$4,879,427.(b)(c) 4,783,173 4,783,173
Santander US Capital
Markets,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$1,020,124.(b)(c) 1,000,000 1,000,000
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $3,000,364,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $8,783,173) 8,783,173
Total Investments
(cost $78,748,547) — 105.5% 93,898,181
Liabilities in excess of other assets — (5.5)% (4,855,992)
NET ASSETS — 100.0%
$ 89,042,189

Nationwide Small Company Growth Fund - April 30, 2025 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $10,777,921, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $8,783,173 and by $2,242,565 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.00%, and maturity dates ranging from
9/30/2025 - 11/15/2054, a total value of $11,025,738.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $8,783,173.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 92 .3%
Shares Value ($)
Aerospace & Defense 2 .3%
Cadre Holdings, Inc.(a) 134,968 3,934,317
Automobile Components 3 .0%
Dorman Products, Inc.* 45,504 5,155,603
Broadline Retail 2 .3%
Ollie's Bargain Outlet
Holdings, Inc.* 37,292 3,957,054
Building Products 11 .7%
American Woodmark Corp.* 60,950 3,596,050
AZEK Co., Inc. (The), Class A* 111,588 5,530,301
CSW Industrials, Inc. 15,844 4,950,933
Hayward Holdings, Inc.* 428,285 5,709,039
19,786,323
Capital Markets 3 .1%
Donnelley Financial Solutions,
Inc.* 7,243 349,113
Virtus Investment Partners,
Inc. 32,217 4,948,209
5,297,322
Chemicals 8 .2%
Ashland, Inc. 59,416 3,231,636
Element Solutions, Inc. 382,104 7,798,743
Quaker Chemical Corp. 27,727 2,937,398
13,967,777
Commercial Services & Supplies 1 .7%
UniFirst Corp. 16,230 2,896,568
Electronic Equipment, Instruments & Components 6 .4%
ePlus, Inc.* 111,156 6,931,688
Insight Enterprises, Inc.* 28,704 3,969,189
10,900,877
Food Products 2 .2%
Lancaster Colony Corp. 22,704 3,695,757
Ground Transportation 3 .0%
Landstar System, Inc. 38,246 5,130,701
Health Care Equipment & Supplies 4 .4%
ICU Medical, Inc.* 54,006 7,376,680
Health Care Providers & Services 12 .1%
Addus HomeCare Corp.* 112,748 11,787,803
DocGo, Inc.* 693,767 1,547,100
Ensign Group, Inc. (The)(a) 56,035 7,227,955
20,562,858
Hotels, Restaurants & Leisure 3 .1%
Wyndham Hotels & Resorts,
Inc. 62,412 5,323,744
Insurance 6 .6%
Skyward Specialty Insurance
Group, Inc.* 112,747 5,985,738
White Mountains Insurance
Group Ltd. 2,899 5,123,838
11,109,576
Common Stocks
Shares Value ($)
Leisure Products 1 .7%
YETI Holdings, Inc.*(a) 101,733 2,904,477
Machinery 3 .1%
Hillman Solutions Corp.* 755,706 5,282,385
Personal Care Products 2 .6%
Interparfums, Inc.(a) 40,094 4,378,265
Professional Services 6 .7%
ICF International, Inc. 24,829 2,109,472
Verra Mobility Corp., Class A* 426,064 9,288,195
11,397,667
Real Estate Management & Development 3 .2%
Cushman & Wakefield plc* 577,358 5,409,844
Software 2 .7%
Meridianlink, Inc.*(a) 268,294 4,536,852
Specialty Retail 2 .2%
America's Car-Mart, Inc.* 76,614 3,633,036
Total Common Stocks
(cost $139,839,020) 156,637,683
Repurchase Agreement 1 .7%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $2,863,857,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$2,921,134.(b)(c) 2,863,511 2,863,511
Total Repurchase Agreement
(cost $2,863,511) 2,863,511
Total Investments
(cost $142,702,531) — 94.0% 159,501,194
Other assets in excess of liabilities — 6.0% 10,219,191
NET ASSETS — 100.0%
$ 169,720,385
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2025. The total value of securities on loan as of April 30,
2025 was $8,538,380, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,863,511 and by $6,177,685 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 5.00%, and maturity dates ranging from 5/8/2025 -
11/15/2054, a total value of $9,041,196.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $2,863,511.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 91,640,972
Repurchase agreements, at value 3,025,974
Cash 509,887
Deposits with broker for futures contracts —
Interest and dividends receivable 32,372
Security lending income receivable 1,270
Receivable for investments sold 1,259,111
Receivable for capital shares issued 150
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 40,697
Total Assets 96,510,433
Liabilities:
Payable for investments purchased 1,283,484
Payable for capital shares redeemed —
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 3,025,974
Accrued expenses and other payables:
Investment advisory fees 55,534
Fund administration fees 37,100
Distribution fees 150
Administrative servicing fees 378
Accounting and transfer agent fees 1,043
Trustee fees 306
Custodian fees 941
Compliance program costs (Note 3) —
Professional fees 8,434
Printing fees 3,294
Other 190
Total Liabilities 4,416,828
Commitments and contingencies (Note 3) —
Net Assets $ 92,093,605
* Includes value of securities on loan (Note 2) 6,032,246
Cost of investment securities 79,687,077
Cost of repurchase agreements 3,025,974
Represented by:
Capital $ 76,763,151
Total distributable earnings (loss) 15,330,454
Net Assets $ 92,093,605

Equity Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 163,415,894 $ 1,224,549,168 $ 551,935,769 $ 1,596,436,806 $ 224,350,313
3,293,642 30,852,421 31,068,059 42,875,291 12,626,419
365,725 59,668,265 41,582,067 9,225,936 3,484,975
— 8,584,009 4,695,000 — —
13,364 873,545 550,213 509,876 12,959
637 5,182 4,020 8,495 1,136
— — — 865,948 662,207
1,809 58,822 15,634 2,304,500 177,509
— 27,422 48,776 — —
40,826 59,086 56,393 56,200 27,138
167,131,897 1,324,677,920 629,955,931 1,652,283,052 241,342,656
— 156,631 1,383,780 1,049,989 —
2,978 558,539 434,292 750,861 133,137
— 623,475 263,910 — —
3,293,642 30,852,421 31,068,059 42,875,291 12,626,419
95,293 460,726 287,264 611,778 118,400
40,364 89,039 58,753 103,160 55,855
1,727 13,428 47,677 37,611 14,742
3,064 155,165 577 95,099 48,484
1,847 38,354 29,022 14,214 3,415
540 4,257 1,888 5,124 712
2,604 10,460 4,972 12,941 1,176
3 22 8 42 5
9,126 14,171 10,249 11,847 14,634
3,395 90,597 41,050 55,451 168,209
517 10,060 2,769 8,025 10,894
3,455,100 33,077,345 33,634,270 45,631,433 13,196,082
— — — — —
$ 163,676,797 $ 1,291,600,575 $ 596,321,661 $ 1,606,651,619 $ 228,146,574
6,106,345 39,544,750 39,387,472 50,607,053 16,188,840
57,040,981 621,173,217 459,989,216 1,137,105,566 100,969,637
3,293,642 30,852,421 31,068,059 42,875,291 12,626,419
$ 44,022,506 $ 649,461,165 $ 480,077,968 $ 1,074,602,241 $ 93,729,639
119,654,291 642,139,410 116,243,693 532,049,378 134,416,935
$ 163,676,797 $ 1,291,600,575 $ 596,321,661 $ 1,606,651,619 $ 228,146,574

34 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 747,793
Class K Shares —
Class M Shares 91,248,157
Class R Shares —
Class R6 Shares 12,708
Eagle Class Shares —
Institutional Service Class Shares 84,947
Total $ 92,093,605
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 55,182
Class K Shares —
Class M Shares 6,673,473
Class R Shares —
Class R6 Shares 930
Eagle Class Shares —
Institutional Service Class Shares 6,196
Total 6,735,781
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .55 (a)
Class K Shares $ —
Class M Shares $ 13 .67
Class R Shares $ —
Class R6 Shares $ 13 .66
Eagle Class Shares $ —
Institutional Service Class Shares $ 13 .71
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14 .38
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 9,143,808 $ 66,336,741 $ 2,130,171 $ 190,569,157 $ 73,458,553
— — 587,667,550 — —
145,468,860 — — — —
— 649,031 — 146,699 —
3,635,788 252,652,750 3,271,332 351,501,094 41,251,657
— 903,707,653 8,651 — —
5,428,341 68,254,400 3,243,957 1,064,434,669 113,436,364
$ 163,676,797 $ 1,291,600,575 $ 596,321,661 $ 1,606,651,619 $ 228,146,574
376,618 4,772,474 64,604 6,278,028 6,357,393
— — 17,824,125 — —
5,230,750 — — — —
— 49,311 — 5,089 —
131,422 16,421,304 99,289 11,983,641 2,863,074
— 58,114,449 263 — —
197,609 4,393,003 98,452 36,287,317 8,264,311
5,936,399 83,750,541 18,086,733 54,554,075 17,484,778
$ 24 .28 (a) $ 13 .90 (a) $ 32 .97 (a) $ 30 .35 (a) $ 11 .55 (a)
$ — $ — $ 32 .97 $ — $ —
$ 27 .81 $ — $ — $ — $ —
$ — $ 13 .16 $ — $ 28 .83 $ —
$ 27 .66 $ 15 .39 $ 32 .95 $ 29 .33 $ 14 .41
$ — $ 15 .55 $ 32 .89 $ — $ —
$ 27 .47 $ 15 .54 $ 32 .95 $ 29 .33 $ 13 .73
$ 25 .76 $ 14 .75 $ 34 .98 $ 32 .20 $ 12 .25
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

36 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 142,398,777
Repurchase agreements, at value —
Cash 17,713,109
Interest and dividends receivable 303,604
Security lending income receivable 748
Receivable for investments sold —
Receivable for capital shares issued 33,886
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 14,430
Prepaid expenses 58,522
Total Assets 160,523,076
Liabilities:
Payable for investments purchased 3,440,461
Payable for capital shares redeemed 52,396
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 56,077
Fund administration fees 38,742
Distribution fees 8,744
Administrative servicing fees 2,904
Accounting and transfer agent fees 2,539
Trustee fees 443
Custodian fees 741
Compliance program costs (Note 3) 4
Professional fees 5,648
Printing fees 4,841
Other 10
Total Liabilities 3,613,550
Commitments and contingencies (Note 3) —
Net Assets $ 156,909,526
* Includes value of securities on loan (Note 2) 6,115,252
Cost of investment securities 125,509,499
Cost of repurchase agreements —
Represented by:
Capital $ 129,280,132
Total distributable earnings (loss) 27,629,394
Net Assets $ 156,909,526

Equity Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 37
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 170,141,002 $ 85,115,008 $ 156,637,683
10,580,526 8,783,173 2,863,511
1,615,119 3,866,176 5,279,270
42,302 11,536 94,083
4,117 677 695
— 135,877 7,820,993
104,064 54,163 53,165
9,469 — —
15,528 5,851 12,585
18,611 23,131 31,309
182,530,738 97,995,592 172,793,294
— — —
202,477 14,445 7,351
10,580,526 8,783,173 2,863,511
106,778 59,894 103,854
43,694 45,339 42,388
1,143 253 2,454
12,784 18,465 13,374
1,119 751 2,112
560 336 709
257 2,120 2,136
3 — 5
5,738 15,602 10,429
8,164 11,653 23,115
1,188 1,372 1,471
10,964,431 8,953,403 3,072,909
— — —
$ 171,566,307 $ 89,042,189 $ 169,720,385
21,013,934 10,777,921 8,538,380
74,798,631 69,965,374 139,839,020
10,580,526 8,783,173 2,863,511
$ 59,457,837 $ 73,410,605 $ 150,879,004
112,108,470 15,631,584 18,841,381
$ 171,566,307 $ 89,042,189 $ 169,720,385

38 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 43,779,446
Class R6 Shares 79,111,297
Eagle Class Shares 22,355,467
Institutional Service Class Shares 11,663,316
Total $ 156,909,526
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,007,470
Class R6 Shares 5,425,241
Eagle Class Shares 1,532,942
Institutional Service Class Shares 800,043
Total 10,765,696
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 14 .56 (a)
Class R6 Shares $ 14 .58
Eagle Class Shares $ 14 .58
Institutional Service Class Shares $ 14 .58
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 15 .45
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 39
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 5,823,826 $ 1,229,149 $ 11,981,834
125,652,243 — 98,360,611
36,414,916 — —
3,675,322 87,813,040 59,377,940
$ 171,566,307 $ 89,042,189 $ 169,720,385
342,059 115,912 482,952
7,093,028 — 3,667,868
2,068,639 — —
208,355 7,993,549 2,239,276
9,712,081 8,109,461 6,390,096
$ 17 .03 (a) $ 10 .60 (a) $ 24 .81 (a)
$ 17 .71 $ — $ 26 .82
$ 17 .60 $ — $ —
$ 17 .64 $ 10 .99 $ 26 .52
$ 18 .07 $ 11 .25 $ 26 .32
5 .75% 5 .75% 5 .75%

40 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,074,644
Interest income 11,952
Income from securities lending (net of fees) (Note 2) 8,417
Foreign tax withholding (2,485)
Total Income 1,092,528
EXPENSES:
Investment advisory fees 385,377
Fund administration fees 38,678
Distribution fees Class A 1,022
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 178
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class —
Registration and filing fees 27,641
Professional fees 16,651
Printing fees 1,668
Trustee fees 2,100
Custodian fees 2,103
Accounting and transfer agent fees 2,883
Compliance program costs (Note 3) 218
Other 2,984
Total expenses before fees waived and expenses reimbursed 481,503
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 481,503
NET INVESTMENT INCOME/(LOSS) 611,025
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 3,452,820
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 3,452,820
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (12,812,662)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (12,812,662)
Net realized/unrealized gains (losses) (9,359,842)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (8,748,817)

Equity Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 41
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 366,342 $ 8,255,390 $ 6,199,102 $ 9,551,572 $ 541,877
12,608 3,266,455 1,433,026 163,227 85,050
3,488 22,216 9,638 39,740 5,840
(12,468) (1,915) — (35,657) —
369,970 11,542,146 7,641,766 9,718,882 632,767
677,596 3,075,109 1,857,441 4,418,717 767,582
48,700 198,693 104,187 238,190 53,161
12,300 89,002 2,398 249,921 97,942
— — 306,427 — —
— 1,661 — 356 —
3,444 32,042 192 79,976 39,177
— 430 — 160 —
— 79,110 — — —
5,149 37,758 932 447,805 60,760
28,256 37,336 28,499 30,376 27,228
17,525 37,335 24,522 41,941 19,859
3,448 38,849 15,453 28,237 —
3,705 27,463 12,445 33,608 4,753
3,297 22,960 10,271 29,236 4,510
5,393 108,335 82,654 37,719 12,949
391 2,903 1,302 3,572 527
3,639 15,420 7,985 16,445 872
812,843 3,804,406 2,454,708 5,656,259 1,089,320
— — — (377,086) —
— (147,446) (287,692) — —
812,843 3,656,960 2,167,016 5,279,173 1,089,320
(442,873) 7,885,186 5,474,750 4,439,709 (456,553)
14,563,838 40,523,086 24,669,980 84,016,928 12,242,932
— (15,152,494) (3,022,807) — —
— — — 1,342 —
14,563,838 25,370,592 21,647,173 84,018,270 12,242,932
(22,194,561) (70,067,297) (42,063,076) (110,344,651) (10,560,492)
— 13,278,081 2,911,725 — —
(22,194,561) (56,789,216) (39,151,351) (110,344,651) (10,560,492)
(7,630,723) (31,418,624) (17,504,178) (26,326,381) 1,682,440
$ (8,073,596) $ (23,533,438) $ (12,029,428) $ (21,886,672) $ 1,225,887

42 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 1,359,108
Interest income 139,374
Income from securities lending (net of fees) (Note 2) 3,063
Foreign tax withholding —
Total Income 1,501,545
EXPENSES:
Investment advisory fees 355,450
Fund administration fees 45,271
Distribution fees Class A 58,172
Administrative servicing fees Class A 32,576
Administrative servicing fees Eagle Class 8,812
Administrative servicing fees Institutional Service Class 5,867
Registration and filing fees 30,755
Professional fees 16,896
Printing fees 4,224
Trustee fees 3,121
Custodian fees 2,411
Accounting and transfer agent fees 7,409
Compliance program costs (Note 3) 329
Other 3,649
Total expenses before fees waived and expenses reimbursed 574,942
Administrative servicing fees waived - Class A (Note 3) (2,192)
Expenses reimbursed by adviser (Note 3) (82,646)
Net Expenses 490,104
NET INVESTMENT INCOME/(LOSS) 1,011,441
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 10,450,086
Net realized gains (losses) 10,450,086
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (15,859,819)
Net change in unrealized appreciation/depreciation (15,859,819)
Net realized/unrealized gains (losses) (5,409,733)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (4,398,292)

Equity Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 43
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 472,288 $ 47,637 $ 620,713
32,356 72,742 159,658
16,727 4,974 4,024
(21,265) — —
500,106 125,353 784,395
764,739 446,605 812,107
49,721 38,420 53,403
8,479 1,899 17,913
6,784 1,064 7,165
20,817 — —
1,382 124,010 28,922
27,606 16,841 22,682
17,744 16,018 18,436
1,712 — 10,390
3,929 2,191 4,463
3,959 3,062 4,284
2,823 1,871 5,844
415 232 478
3,423 1,759 3,761
913,533 653,972 989,848
— — —
(92,350) (27,676) (70,368)
821,183 626,296 919,480
(321,077) (500,943) (135,085)
20,547,113 4,971,990 6,487,033
20,547,113 4,971,990 6,487,033
(17,903,744) (14,229,043) (38,847,386)
(17,903,744) (14,229,043) (38,847,386)
2,643,369 (9,257,053) (32,360,353)
$ 2,322,292 $ (9,757,996) $ (32,495,438)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 611,025 $ 1,333,751
Net realized gains 3,452,820 12,809,651
Net change in unrealized appreciation/depreciation (12,812,662) 13,213,140
Change in net assets resulting from operations (8,748,817) 27,356,542
Distributions to Shareholders From:
Distributable earnings:
Class A (97,666) (19,981)
Class C(a) — (3,659)
Class M (12,705,445) (2,770,150)
Class R — —
Class R6 (1,654) (352)
Eagle Class — —
Institutional Service Class (11,026) (2,187)
Change in net assets from shareholder distributions (12,815,791) (2,796,329)
Change in net assets from capital transactions 6,111,548 (1,084,592)
Change in net assets (15,453,060) 23,475,621
Net Assets:
Beginning of period 107,546,665 84,071,044
End of period $ 92,093,605 $ 107,546,665

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ (442,873) $ (845,660) $ 7,885,186 $ 17,435,376
14,563,838 22,487,606 25,370,592 72,330,729
(22,194,561) 44,381,241 (56,789,216) 302,017,083
(8,073,596) 66,023,187 (23,533,438) 391,783,188
(1,305,096) (481,362) (2,969,666) (768,492)
— (64,864) — (61,651)
(19,491,255) (9,062,079) — —
— — (28,264) (8,530)
(618,656) (220,611) (10,497,536) (3,319,036)
— — (37,189,781) (12,268,361)
(756,526) (253,324) (2,585,807) (922,895)
(22,171,533) (10,082,240) (53,271,054) (17,348,965)
5,239,541 (2,127,260) (16,234,216) (84,474,965)
(25,005,588) 53,813,687 (93,038,708) 289,959,258
188,682,385 134,868,698 1,384,639,283 1,094,680,025
$ 163,676,797 $ 188,682,385 $ 1,291,600,575 $ 1,384,639,283

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,771 $ 277,769
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 94,777 19,432
Cost of shares redeemed (4,173) (445,618)
Total Class A Shares 95,375 (148,417)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — 3,659
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — (165,572)
Total Class C Shares — (161,913)
Class M Shares
Proceeds from shares issued 3,357,553 5,905,071
Dividends reinvested 12,578,004 2,740,806
Cost of shares redeemed (9,947,074) (9,412,206)
Total Class M Shares 5,988,483 (766,329)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 10 —
Dividends reinvested 1,654 352
Cost of shares redeemed — —
Total Class R6 Shares 1,664 352
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 15,000 27,873
Dividends reinvested 11,026 2,187
Cost of shares redeemed — (38,345)
Total Institutional Service Class Shares 26,026 (8,285)
Change in net assets from capital transactions $ 6,111,548 $ (1,084,592)

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 1,837,410 $ 5,253,769 $ 1,075,716 $ 13,626,639
— 4,931 — 6,120
1,249,531 466,725 2,877,394 738,037
(2,194,935) (3,149,230) (5,501,343) (10,560,206)
892,006 2,576,195 (1,548,233) 3,810,590
— 76,475 — 188,364
— 64,864 — 60,451
— (4,931) — (6,120)
— (917,424) — (9,433,268)
— (781,016) — (9,190,573)
2,327,605 5,899,040 — —
18,935,308 8,845,512 — —
(16,372,984) (20,892,563) — —
4,889,929 (6,148,011) — —
— — 129,118 434,098
— — 28,264 8,530
— — (16,751) (1,185,256)
— — 140,631 (742,628)
352,095 1,972,704 5,680,849 28,769,646
618,656 220,611 10,449,528 3,291,711
(1,731,122) (1,262,802) (19,095,107) (25,165,210)
(760,371) 930,513 (2,964,730) 6,896,147
— — 2,244,437 5,123,241
— — 36,066,210 11,849,821
— — (54,357,209) (72,235,754)
— — (16,046,562) (55,262,692)
476,887 2,911,214 10,812,632 13,214,057
756,526 253,324 2,580,854 920,695
(1,015,436) (1,869,479) (9,208,808) (44,120,561)
217,977 1,295,059 4,184,678 (29,985,809)
$ 5,239,541 $ (2,127,260) $ (16,234,216) $ (84,474,965)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 315 18,115
Issued in class conversion (Note 1)(a) — —
Reinvested 6,289 1,262
Redeemed (261) (28,756)
Total Class A Shares 6,343 (9,379)
Class C Shares
Issued — —
Reinvested — 272
Redeemed in class conversion (Note 1)(a) — —
Redeemed — (12,445)
Total Class C Shares — (12,173)
Class M Shares
Issued 215,067 372,884
Reinvested 828,045 176,704
Redeemed (657,075) (590,922)
Total Class M Shares 386,037 (41,334)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1 —
Reinvested 109 23
Redeemed — —
Total Class R6 Shares 110 23
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 794 1,723
Reinvested 724 141
Redeemed — (2,265)
Total Institutional Service Class Shares 1,518 (401)
Total change in shares 394,008 (63,264)
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
70,680 195,014 73,205 1,019,246
— 213 — 503
47,223 19,971 197,597 55,308
(83,907) (115,014) (377,975) (768,250)
33,996 100,184 (107,173) 306,807
— 4,132 — 27,773
— 3,700 — 8,799
— (285) — (902)
— (46,088) — (1,292,799)
— (38,541) — (1,257,129)
77,815 192,162 — —
625,547 337,357 — —
(541,568) (700,948) — —
161,794 (171,429) — —
— — 8,851 34,170
— — 2,048 681
— — (1,194) (90,198)
— — 9,705 (55,347)
11,355 66,008 346,791 1,948,940
20,547 8,453 649,172 223,563
(56,562) (43,799) (1,180,435) (1,681,909)
(24,660) 30,662 (184,472) 490,594
— — 134,940 362,636
— — 2,217,079 798,181
— — (3,299,944) (4,848,532)
— — (947,925) (3,687,715)
15,267 100,915 671,430 906,363
25,285 9,747 158,734 62,468
(34,180) (61,637) (569,063) (2,930,568)
6,372 49,025 261,101 (1,961,737)
177,502 (30,099) (968,764) (6,164,527)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 5,474,750 $ 11,297,690
Net realized gains 21,647,173 76,381,253
Net change in unrealized appreciation/depreciation (39,151,351) 60,586,776
Change in net assets resulting from operations (12,029,428) 148,265,719
Distributions to Shareholders From:
Distributable earnings:
Class A (252,269) (56,731)
Class C(a) — —
Class K (84,055,866) (23,274,319)
Class R — —
Class R6 (365,087) (76,234)
Eagle Class (1,194) (315)
Institutional Service Class (223,476) (54,907)
Change in net assets from shareholder distributions (84,897,892) (23,462,506)
Change in net assets from capital transactions 55,680,877 (24,356,562)
Change in net assets (41,246,443) 100,446,651
Net Assets:
Beginning of period 637,568,104 537,121,453
End of period $ 596,321,661 $ 637,568,104

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 4,439,709 $ 7,022,843 $ (456,553) $ (854,885)
84,018,270 167,446,928 12,242,932 24,429,460
(110,344,651) 277,676,099 (10,560,492) 30,259,407
(21,886,672) 452,145,870 1,225,887 53,833,982
(19,293,747) (4,915,269) (8,456,165) (11,581,563)
— (9,194) — (1,638,050)
— — — —
(13,933) (1,133) — —
(35,666,983) (10,646,337) (3,073,940) (3,164,591)
— — — —
(112,538,924) (31,724,251) (11,499,129) (14,094,161)
(167,513,587) (47,296,184) (23,029,234) (30,478,365)
94,277,656 197,633,916 13,843,215 16,361,387
(95,122,603) 602,483,602 (7,960,132) 39,717,004
1,701,774,222 1,099,290,620 236,106,706 196,389,702
$ 1,606,651,619 $ 1,701,774,222 $ 228,146,574 $ 236,106,706

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 515,419 $ 651,181
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 251,634 56,223
Cost of shares redeemed (218,727) (441,866)
Total Class A Shares 548,326 265,538
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 2,523,385 2,775,009
Dividends reinvested 81,398,094 22,544,512
Cost of shares redeemed (31,581,593) (50,996,708)
Total Class K Shares 52,339,886 (25,677,187)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 873,997 1,783,756
Dividends reinvested 365,087 76,234
Cost of shares redeemed (341,082) (1,032,655)
Total Class R6 Shares 898,002 827,335
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 1,194 315
Cost of shares redeemed — —
Total Eagle Class Shares 1,194 315
Institutional Service Class Shares
Proceeds from shares issued 1,878,485 704,008
Dividends reinvested 223,476 54,907
Cost of shares redeemed (208,492) (531,478)
Total Institutional Service Class Shares 1,893,469 227,437
Change in net assets from capital transactions $ 55,680,877 $ (24,356,562)

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 2,149,190 $ 10,358,479 $ 1,942,749 $ 6,986,403
— 1,453 — 1,522
19,112,279 4,870,141 8,322,250 11,442,687
(9,564,010) (21,250,483) (8,092,526) (18,281,005)
11,697,459 (6,020,410) 2,172,473 149,607
— 3,907 — 19,024
— 9,194 — 1,631,935
— (1,453) — (1,522)
— (364,726) — (4,308,647)
— (353,078) — (2,659,210)
— — — —
— — — —
— — — —
— — — —
11,466 88,078 — —
13,933 1,133 — —
(36) (553) — —
25,363 88,658 — —
27,524,994 328,254,688 16,603,951 12,229,340
35,666,983 10,646,337 3,073,361 3,163,793
(33,650,677) (68,680,651) (9,099,736) (6,687,450)
29,541,300 270,220,374 10,577,576 8,705,683
— — — —
— — — —
— — — —
— — — —
23,976,726 43,401,863 15,030,147 25,276,924
110,349,317 31,148,479 11,249,239 13,825,860
(81,312,509) (140,851,970) (25,186,220) (28,937,477)
53,013,534 (66,301,628) 1,093,166 10,165,307
$ 94,277,656 $ 197,633,916 $ 13,843,215 $ 16,361,387

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 15,265 17,715
Issued in class conversion (Note 1)(a) — —
Reinvested 7,706 1,656
Redeemed (6,455) (11,869)
Total Class A Shares 16,516 7,502
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 71,299 78,799
Reinvested 2,493,405 664,564
Redeemed (904,732) (1,437,982)
Total Class K Shares 1,659,972 (694,619)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 26,687 52,230
Reinvested 11,193 2,217
Redeemed (9,555) (29,440)
Total Class R6 Shares 28,325 25,007
Eagle Class Shares
Issued — —
Reinvested 37 9
Redeemed — —
Total Eagle Class Shares 37 9
Institutional Service Class Shares
Issued 56,460 20,329
Reinvested 6,849 1,612
Redeemed (6,045) (14,637)
Total Institutional Service Class Shares 57,264 7,304
Total change in shares 1,762,114 (654,797)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 55
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
66,350 328,303 157,015 562,867
— 51 — 126
602,474 170,191 699,937 977,172
(294,113) (687,078) (651,095) (1,471,652)
374,711 (188,533) 205,857 68,513
— 158 — 5,630
— 375 — 639,974
— (59) — (549)
— (13,919) — (1,555,124)
— (13,445) — (910,069)
— — — —
— — — —
— — — —
— — — —
395 2,857 — —
462 41 — —
(1) (18) — —
856 2,880 — —
908,789 12,159,169 1,092,192 804,501
1,164,514 380,347 207,519 222,333
(1,044,578) (2,253,180) (606,735) (438,495)
1,028,725 10,286,336 692,976 588,339
— — — —
— — — —
— — — —
— — — —
765,299 1,429,051 1,020,928 1,715,190
3,601,271 1,114,733 797,253 1,014,370
(2,557,982) (4,749,548) (1,727,135) (2,017,421)
1,808,588 (2,205,764) 91,046 712,139
3,212,880 7,881,474 989,879 458,922

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 1,011,441 $ 994,810
Net realized gains 10,450,086 20,714,433
Net change in unrealized appreciation/depreciation (15,859,819) 17,642,535
Change in net assets resulting from operations (4,398,292) 39,351,778
Distributions to Shareholders From:
Distributable earnings:
Class A (5,604,418) (110,776)
Class R6 (10,052,051) (472,536)
Eagle Class (1,985,821) (54,868)
Institutional Service Class (557,309) (6,721)
Change in net assets from shareholder distributions (18,199,599) (644,901)
Change in net assets from capital transactions 28,508,452 15,421,234
Change in net assets 5,910,561 54,128,111
Net Assets:
Beginning of period 150,998,965 96,870,854
End of period $ 156,909,526 $ 150,998,965
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 7,283,560 $ 24,932,450
Dividends reinvested 5,584,094 109,274
Cost of shares redeemed (8,436,036) (7,997,672)
Total Class A Shares 4,431,618 17,044,052
Class R6 Shares
Proceeds from shares issued 5,486,482 6,613,384
Dividends reinvested 10,052,051 472,536
Cost of shares redeemed (8,532,481) (23,962,549)
Total Class R6 Shares 7,006,052 (16,876,629)
Eagle Class Shares
Proceeds from shares issued 13,188,160 25,743,188
Dividends reinvested 1,985,455 54,853
Cost of shares redeemed (6,830,640) (14,268,454)
Total Eagle Class Shares 8,342,975 11,529,587
Institutional Service Class Shares
Proceeds from shares issued 15,409,838 5,748,231
Dividends reinvested 557,309 6,721
Cost of shares redeemed (7,239,340) (2,030,728)
Total Institutional Service Class Shares 8,727,807 3,724,224
Change in net assets from capital transactions $ 28,508,452 $ 15,421,234

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 57
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ (321,077) $ (592,959) $ (500,943) $ (1,162,810)
20,547,113 19,010,561 4,971,990 8,946,022
(17,903,744) 52,308,080 (14,229,043) 18,435,983
2,322,292 70,725,682 (9,757,996) 26,219,195
(638,100) (448,801) (124,552) (229,869)
(12,485,938) (8,696,359) — —
(3,474,407) (2,950,230) — —
(388,296) (256,992) (8,078,924) (13,874,777)
(16,986,741) (12,352,382) (8,203,476) (14,104,646)
(20,490,379) (11,138,428) (4,117,612) (20,325,174)
(35,154,828) 47,234,872 (22,079,084) (8,210,625)
206,721,135 159,486,263 111,121,273 119,331,898
$ 171,566,307 $ 206,721,135 $ 89,042,189 $ 111,121,273
$ 305,958 $ 809,093 $ 32,771 $ 198,853
638,100 448,801 119,274 222,502
(1,769,132) (1,740,063) (220,633) (995,319)
(825,074) (482,169) (68,588) (573,964)
4,590,969 13,055,600 — —
12,485,938 8,696,359 — —
(25,893,207) (30,152,656) — —
(8,816,300) (8,400,697) — —
4,057,860 6,372,949 — —
3,474,407 2,950,230 — —
(17,856,069) (11,954,007) — —
(10,323,802) (2,630,828) — —
165,304 699,305 4,716,726 7,828,967
388,296 256,992 8,078,924 13,872,389
(1,078,803) (581,031) (16,844,674) (41,452,566)
(525,203) 375,266 (4,049,024) (19,751,210)
$ (20,490,379) $ (11,138,428) $ (4,117,612) $ (20,325,174)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 453,740 1,512,041
Reinvested 368,101 7,230
Redeemed (532,623) (506,631)
Total Class A Shares 289,218 1,012,640
Class R6 Shares
Issued 331,890 396,775
Reinvested 662,261 31,233
Redeemed (524,996) (1,687,553)
Total Class R6 Shares 469,155 (1,259,545)
Eagle Class Shares
Issued 871,832 1,574,479
Reinvested 130,798 3,400
Redeemed (424,737) (849,521)
Total Eagle Class Shares 577,893 728,358
Institutional Service Class Shares
Issued 1,005,049 345,993
Reinvested 36,717 414
Redeemed (494,943) (120,321)
Total Institutional Service Class Shares 546,823 226,086
Total change in shares 1,883,089 707,539

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
16,705 49,524 2,679 15,840
33,960 30,000 9,210 18,208
(94,136) (103,663) (18,365) (80,637)
(43,471) (24,139) (6,476) (46,589)
237,566 786,002 — —
639,648 563,966 — —
(1,306,275) (1,720,701) — —
(429,061) (370,733) — —
206,938 374,228 — —
179,001 192,197 — —
(868,567) (687,767) — —
(482,628) (121,342) — —
9,085 40,609 353,813 613,586
19,974 16,720 602,455 1,100,983
(56,472) (33,896) (1,253,729) (3,253,018)
(27,413) 23,433 (297,461) (1,538,449)
(982,573) (492,781) (303,937) (1,585,038)

60 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment loss $ (135,085) $ (413,278)
Net realized gains 6,487,033 12,585,780
Net change in unrealized appreciation/depreciation (38,847,386) 41,989,903
Change in net assets resulting from operations (32,495,438) 54,162,405
Distributions to Shareholders From:
Distributable earnings:
Class A (847,899) (253,578)
Class C(a) — (50,747)
Class R6 (8,476,374) (2,390,978)
Institutional Service Class (4,266,617) (1,431,353)
Change in net assets from shareholder distributions (13,590,890) (4,126,656)
Change in net assets from capital transactions (33,548,020) 13,908,136
Change in net assets (79,634,348) 63,943,885
Net Assets:
Beginning of period 249,354,733 185,410,848
End of period $ 169,720,385 $ 249,354,733
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 139,901 $ 3,405,063
Proceeds from shares issued from class conversion (Note 1)(a) — 165
Dividends reinvested 800,023 239,144
Cost of shares redeemed (1,519,964) (2,473,314)
Total Class A Shares (580,040) 1,171,058
Class C Shares
Proceeds from shares issued — 122,549
Dividends reinvested — 48,360
Cost of shares redeemed in class conversion (Note 1)(a) — (165)
Cost of shares redeemed — (2,694,941)
Total Class C Shares — (2,524,197)
Class R6 Shares
Proceeds from shares issued 8,664,655 33,942,833
Dividends reinvested 2,895,374 891,570
Cost of shares redeemed (40,469,149) (18,504,657)
Total Class R6 Shares (28,909,120) 16,329,746
Institutional Service Class Shares
Proceeds from shares issued 2,817,056 14,772,155
Dividends reinvested 4,150,530 1,386,898
Cost of shares redeemed (11,026,446) (17,227,524)
Total Institutional Service Class Shares (4,058,860) (1,068,471)
Change in net assets from capital transactions $ (33,548,020) $ 13,908,136

Equity Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 61
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 5,010 118,253
Issued in class conversion (Note 1)(a) — 6
Reinvested 27,483 8,394
Redeemed (53,781) (84,223)
Total Class A Shares (21,288) 42,430
Class C Shares
Issued — 5,481
Reinvested — 2,058
Redeemed in class conversion (Note 1)(a) — (7)
Redeemed — (114,302)
Total Class C Shares — (106,770)
Class R6 Shares
Issued 273,414 1,104,796
Reinvested 92,121 29,108
Redeemed (1,278,494) (585,962)
Total Class R6 Shares (912,959) 547,942
Institutional Service Class Shares
Issued 93,483 483,886
Reinvested 133,543 45,757
Redeemed (369,303) (550,688)
Total Institutional Service Class Shares (142,277) (21,045)
Total change in shares (1,076,524) 462,557
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

62 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2025 (Unaudited) $ 16.83 $ 0.07 $ (1.34) $ (1.27) $ (0.19) $ (1.82) $ (2.01) $ 13.55 (8.80)%(h) $ 748 1.23% 0.89% 1.23% 228.95%
10/31/2024 13.04 0.15 4.02 4.17 (0.24) (0.14) (0.38) 16.83 32.32%(h) 822 1.25% 0.98% 1.25% 278.84%
10/31/2023 14.59 0.12 (1.24) (1.12) (0.13) (0.30) (0.43) 13.04 (7.82)% 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
Class M Shares
4/30/2025 (Unaudited) 16.96 0.09 (1.36) (1.27) (0.20) (1.82) (2.02) 13.67 (8.71)% 91,248 0.94% 1.19% 0.94% 228.95%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84% 106,631 0.93% 1.32% 0.93% 278.84%
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
Class R6 Shares
4/30/2025 (Unaudited) 16.96 0.09 (1.37) (1.28) (0.20) (1.82) (2.02) 13.66 (8.76)%(h) 13 0.93% 1.19% 0.93% 228.95%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84%(h) 14 0.94% 1.32% 0.94% 278.84%
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(h) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99
(10.30)%(h)
10 1.07% 1.29% 1.15% 412.91%
Institutional Service Class Shares
4/30/2025 (Unaudited) 17.00 0.09 (1.36) (1.27) (0.20) (1.82) (2.02) 13.71 (8.68)% 85 0.94% 1.18% 0.94% 228.95%
10/31/2024 13.16 0.20 4.07 4.27 (0.29) (0.14) (0.43) 17.00 32.83% 80 0.94% 1.29% 0.94% 278.84%
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2025 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 29.32 $ (0.11) $ (1.05) $ (1.16) $ — $ (3.88) $ (3.88) $ 24.28 (5.04)% $ 9,144 1.20% (0.79)% 1.20% 10.58%
10/31/2024 21.07 (0.21) 10.20 9.99 — (1.74) (1.74) 29.32 49.54% 10,047 1.20% (0.78)% 1.20% 20.38%
10/31/2023 17.98 (0.12) 5.19 5.07 — (1.98) (1.98) 21.07 31.59% 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
Class M Shares
4/30/2025 (Unaudited) 33.00 (0.07) (1.24) (1.31) — (3.88) (3.88) 27.81 (4.92)% 145,469 0.88% (0.47)% 0.88% 10.58%
10/31/2024 23.45 (0.14) 11.43 11.29 — (1.74) (1.74) 33.00 50.08% 167,262 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
Class R6 Shares
4/30/2025 (Unaudited) 32.84 (0.07) (1.23) (1.30) — (3.88) (3.88) 27.66 (4.92)%(f) 3,636 0.88% (0.47)% 0.88% 10.58%
10/31/2024 23.35 (0.14) 11.37 11.23 — (1.74) (1.74) 32.84 50.04% 5,126 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
Institutional Service Class Shares
4/30/2025 (Unaudited) 32.66 (0.10) (1.21) (1.31) — (3.88) (3.88) 27.47 (4.98)% 5,428 1.04% (0.64)% 1.04% 10.58%
10/31/2024 23.26 (0.18) 11.32 11.14 — (1.74) (1.74) 32.66 49.83% 6,247 1.01% (0.58)% 1.01% 20.38%
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

64 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 14.79 $ 0.06 $ (0.34) $ (0.28) $ (0.07) $ (0.54) $ (0.61) $ 13.90 (2.05)% $ 66,337 0.84% 0.85% 0.86% 7.42%
10/31/2024 10.98 0.14 3.83 3.97 (0.16) — (0.16) 14.79 36.31% 72,177 0.84% 1.02% 0.86% 3.54%
10/31/2023 10.36 0.13 0.64 0.77 (0.15) — (0.15) 10.98 7.41% 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
Class R Shares
4/30/2025 (Unaudited) 14.04 0.04 (0.33) (0.29) (0.05) (0.54) (0.59) 13.16 (2.23)% 649 1.13% 0.56% 1.15% 7.42%
10/31/2024 10.42 0.09 3.64 3.73 (0.11) — (0.11) 14.04 35.88% 556 1.18% 0.71% 1.21% 3.54%
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
Class R6 Shares
4/30/2025 (Unaudited) 16.31 0.10 (0.38) (0.28) (0.10) (0.54) (0.64) 15.39 (1.89)% 252,653 0.50% 1.19% 0.52% 7.42%
10/31/2024 12.09 0.20 4.22 4.42 (0.20) — (0.20) 16.31 36.78% 270,808 0.50% 1.36% 0.53% 3.54%
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
Eagle
Class
Shares
4/30/2025 (Unaudited) 16.48 0.10 (0.39) (0.29) (0.10) (0.54) (0.64) 15.55 (1.94)% 903,708 0.52% 1.17% 0.54% 7.42%
10/31/2024 12.22 0.20 4.26 4.46 (0.20) — (0.20) 16.48 36.70% 973,084 0.51% 1.35% 0.54% 3.54%
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
Institutional Service Class Shares
4/30/2025 (Unaudited) 16.46 0.09 (0.38) (0.29) (0.09) (0.54) (0.63) 15.54 (1.93)% 68,254 0.61% 1.08% 0.63% 7.42%
10/31/2024 12.20 0.18 4.26 4.44 (0.18) — (0.18) 16.46 36.54% 68,014 0.66% 1.21% 0.69% 3.54%
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

66 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 39.05 $ 0.27 $ (1.13) $ (0.86) $ (0.31) $ (4.91) $ (5.22) $ 32.97 (2.06)% $ 2,130 0.87% 1.58% 0.96% 33.54%
10/31/2024 31.63 0.61 8.15 8.76 (0.58) (0.76) (1.34) 39.05 28.39% 1,878 0.93% 1.70% 0.97% 77.00%
10/31/2023 34.49 0.51 0.13 0.64 (0.52) (2.98) (3.50) 31.63 1.78% 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
4/30/2025 (Unaudited) 39.06 0.31 (1.15) (0.84) (0.34) (4.91) (5.25) 32.97 (2.00)%(g) 587,668 0.70% 1.77% 0.79% 33.54%
10/31/2024 31.63 0.67 8.16 8.83 (0.64) (0.76) (1.40) 39.06 28.63%(g) 631,304 0.75% 1.89% 0.80% 77.00%
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
Class R6 Shares
4/30/2025 (Unaudited) 39.03 0.32 (1.13) (0.81) (0.36) (4.91) (5.27) 32.95 (1.92)% 3,271 0.60% 1.83% 0.69% 33.54%
10/31/2024 31.61 0.70 8.16 8.86 (0.68) (0.76) (1.44) 39.03 28.75% 2,770 0.65% 1.95% 0.70% 77.00%
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
4/30/2025 (Unaudited) 39.03 0.33 (1.20) (0.87) (0.36) (4.91) (5.27) 32.89 (2.09)%(g) 9 0.60% 1.87% 0.70% 33.54%
10/31/2024 31.61 0.71 8.15 8.86 (0.68) (0.76) (1.44) 39.03 28.76%(g) 9 0.65% 1.98% 0.72% 77.00%
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
4/30/2025 (Unaudited) 39.03 0.29 (1.12) (0.83) (0.34) (4.91) (5.25) 32.95 (1.97)% 3,244 0.70% 1.68% 0.79% 33.54%
10/31/2024 31.61 0.67 8.16 8.83 (0.65) (0.76) (1.41) 39.03 28.65%(g) 1,608 0.74% 1.87% 0.78% 77.00%
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)

Equity Funds - April 30, 2025 (Unaudited) - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

68 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 34.06 $ 0.05 $ (0.45) $ (0.40) $ (0.03) $ (3.28) $ (3.31) $ 30.35 (1.60)% $ 190,569 0.87% 0.29% 0.91% 44.41%
10/31/2024 25.95 0.06 8.88 8.94 (0.05) (0.78) (0.83) 34.06 35.05% 201,074 0.87% 0.20% 0.91% 83.61%
10/31/2023 24.60 0.15 2.09 2.24 (0.11) (0.78) (0.89) 25.95 9.37% 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
Class R Shares
4/30/2025 (Unaudited) 32.54 (0.02) (0.41) (0.43) — (3.28) (3.28) 28.83 (1.78)%(g) 147 1.26% (0.11)% 1.31% 44.41%
10/31/2024 24.86 (0.05) 8.53 8.48 (0.02) (0.78) (0.80) 32.54 34.71%(g) 138 1.16% (0.17)% 1.21% 83.61%
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(g) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
Class R6 Shares
4/30/2025 (Unaudited) 33.03 0.10 (0.43) (0.33) (0.09) (3.28) (3.37) 29.33 (1.44)% 351,501 0.54% 0.62% 0.58% 44.41%
10/31/2024 25.19 0.16 8.61 8.77 (0.15) (0.78) (0.93) 33.03 35.49% 361,810 0.54% 0.51% 0.58% 83.61%
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
Institutional Service Class Shares
4/30/2025 (Unaudited) 33.03 0.08 (0.43) (0.35) (0.07) (3.28) (3.35) 29.33 (1.48)% 1,064,435 0.62% 0.54% 0.66% 44.41%
10/31/2024 25.19 0.14 8.61 8.75 (0.13) (0.78) (0.91) 33.03 35.38% 1,138,752 0.62% 0.45% 0.66% 83.61%
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2025 (Unaudited) - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 12.88 $ (0.03) $ 0.11 $ 0.08 $ — $ (1.41) $ (1.41) $ 11.55 0.32%(f) $ 73,459 1.11% (0.57)% 1.11% 10.63%
10/31/2024 11.72 (0.07) 3.18 3.11 — (1.95) (1.95) 12.88 28.15% 79,231 1.09% (0.55)% 1.09% 23.32%
10/31/2023 15.41 (0.06) 0.50 0.44 — (4.13) (4.13) 11.72 3.56% 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
Class R6 Shares
4/30/2025 (Unaudited) 15.70 (0.02) 0.14 0.12 — (1.41) (1.41) 14.41 0.53%(f) 41,252 0.75% (0.21)% 0.75% 10.63%
10/31/2024 13.87 (0.03) 3.81 3.78 — (1.95) (1.95) 15.70 28.67%(f) 34,064 0.74% (0.20)% 0.74% 23.32%
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
Institutional Service Class Shares
4/30/2025 (Unaudited) 15.03 (0.02) 0.13 0.11 — (1.41) (1.41) 13.73 0.49%(f) 113,436 0.85% (0.32)% 0.85% 10.63%
10/31/2024 13.36 (0.04) 3.66 3.62 — (1.95) (1.95) 15.03 28.55%(f) 122,811 0.84% (0.30)% 0.84% 23.32%
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

70 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 16.99 $ 0.08 $ (0.49) $ (0.41) $ (0.08) $ (1.94) $ (2.02) $ 14.56 (2.87)%(g) $ 43,779 0.87% 1.03% 0.98% 139.45%
10/31/2024 11.84 0.10 5.10 5.20 (0.05) — (0.05) 16.99 44.00% 46,176 0.80% 0.62% 0.93% 217.11%
10/31/2023 11.58 0.06 0.32 0.38 (0.12) — (0.12) 11.84 3.35% 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
4/30/2025 (Unaudited) 17.01 0.11 (0.50) (0.39) (0.10) (1.94) (2.04) 14.58 (2.73)% 79,111 0.49% 1.40% 0.59% 139.45%
10/31/2024 11.85 0.13 5.12 5.25 (0.09) — (0.09) 17.01 44.43% 84,281 0.49% 0.83% 0.61% 217.11%
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
4/30/2025 (Unaudited) 17.00 0.10 (0.49) (0.39) (0.09) (1.94) (2.03) 14.58 (2.75)% 22,355 0.59% 1.24% 0.70% 139.45%
10/31/2024 11.85 0.14 5.09 5.23 (0.08) — (0.08) 17.00 44.26% 16,238 0.58% 0.86% 0.68% 217.11%
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
4/30/2025 (Unaudited) 17.00 0.12 (0.51) (0.39) (0.09) (1.94) (2.03) 14.58 (2.76)% 11,663 0.62% 1.52% 0.72% 139.45%
10/31/2024 11.85 0.15 5.06 5.21 (0.06) — (0.06) 17.00 44.05% 4,305 0.74% 0.93% 0.84% 217.11%
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - April 30, 2025 (Unaudited) - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 18.73 $ (0.07) $ 0.18 $ 0.11 $ — $ (1.81) $ (1.81) $ 17.03 (0.33)% $ 5,824 1.27% (0.75)% 1.37% 1.78%
10/31/2024 13.90 (0.12) 6.07 5.95 — (1.12) (1.12) 18.73 44.87% 7,220 1.27% (0.71)% 1.36% 8.16%
10/31/2023 12.24 (0.11) 2.76 2.65 — (0.99) (0.99) 13.90 23.14% 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
Class R6 Shares
4/30/2025 (Unaudited) 19.38 (0.03) 0.17 0.14 — (1.81) (1.81) 17.71 (0.15)% 125,652 0.82% (0.30)% 0.92% 1.78%
10/31/2024 14.28 (0.04) 6.26 6.22 — (1.12) (1.12) 19.38 45.61% 145,771 0.82% (0.26)% 0.91% 8.16%
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
Eagle Class Shares
4/30/2025 (Unaudited) 19.28 (0.04) 0.17 0.13 — (1.81) (1.81) 17.60 (0.21)% 36,415 0.92% (0.39)% 1.02% 1.78%
10/31/2024 14.23 (0.06) 6.23 6.17 — (1.12) (1.12) 19.28 45.41% 49,178 0.92% (0.36)% 1.01% 8.16%
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
Institutional Service Class Shares
4/30/2025 (Unaudited) 19.31 (0.03) 0.17 0.14 — (1.81) (1.81) 17.64 (0.15)% 3,675 0.88% (0.36)% 0.98% 1.78%
10/31/2024 14.25 (0.06) 6.24 6.18 — (1.12) (1.12) 19.31 45.42% 4,553 0.88% (0.33)% 0.97% 8.16%
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(h) 3,952 0.91% —% 0.94% 25.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

72 - Financial Highlights - April 30, 2025 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 12.80 $ (0.07) $ (1.10) $ (1.17) $ — $ (1.03) $ (1.03) $ 10.60 (10.59)% $ 1,229 1.33% (1.10)% 1.38% 10.56%
10/31/2024 11.62 (0.13) 2.75 2.62 — (1.44) (1.44) 12.80 23.13% 1,566 1.33% (1.08)% 1.36% 8.89%
10/31/2023 13.61 (0.14) (0.68) (0.82) — (1.17) (1.17) 11.62 (6.20)% 1,963 1.33% (1.06)% 1.35% 19.62%
10/31/2022 25.23 (0.21) (8.49) (8.70) — (2.92) (2.92) 13.61 (38.51)% 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
Institutional Service Class Shares
4/30/2025 (Unaudited) 13.21 (0.06) (1.13) (1.19) — (1.03) (1.03) 10.99 (10.41)% 87,813 1.18% (0.94)% 1.23% 10.56%
10/31/2024 11.94 (0.12) 2.83 2.71 — (1.44) (1.44) 13.21 23.28% 109,555 1.17% (0.93)% 1.20% 8.89%
10/31/2023 13.93 (0.12) (0.70) (0.82) — (1.17) (1.17) 11.94 (6.04)% 117,369 1.17% (0.90)% 1.18% 19.62%
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - April 30, 2025 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 31.23 $ (0.06) $ (4.63) $ (4.69) $ (0.23) $ (1.50) $ (1.73) $ 24.81 (15.86)% $ 11,982 1.15% (0.42)% 1.22% 17.42%
10/31/2024 24.93 (0.14) 7.00 6.86 (0.16) (0.40) (0.56) 31.23 27.72% 15,749 1.16% (0.48)% 1.22% 17.79%
10/31/2023 24.71 (0.12) 0.87 0.75 — (0.53) (0.53) 24.93 3.11% 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
Class R6 Shares
4/30/2025 (Unaudited) 33.68 (0.01) (5.01) (5.02) (0.34) (1.50) (1.84) 26.82 (15.71)% 98,361 0.80% (0.08)% 0.86% 17.42%
10/31/2024 26.78 (0.04) 7.54 7.50 (0.20) (0.40) (0.60) 33.68 28.23% 154,278 0.80% (0.12)% 0.86% 17.79%
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
Institutional Service Class Shares
4/30/2025 (Unaudited) 33.31 (0.02) (4.96) (4.98) (0.31) (1.50) (1.81) 26.52 (15.74)% 59,378 0.88% (0.15)% 0.95% 17.42%
10/31/2024 26.51 (0.06) 7.45 7.39 (0.19) (0.40) (0.59) 33.31 28.09% 79,328 0.88% (0.20)% 0.94% 17.79%
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class K, Class M, Class R, Class R6, Eagle Class and Institutional Service Class
shares. Effective February 12, 2024, Class C shares converted to Class A shares for Cognitive Value, Technology & Science,
U.S. Equity Income, Mid Cap Growth and Focused Small Cap. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 75
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

76 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 91,000,963 $ – $ – $ 91,000,963
Exchange Traded Fund 640,009 – – 640,009
Repurchase Agreement – 3,025,974 – 3,025,974
Rights – – – –
Total $ 91,640,972 $ 3,025,974 $ – $ 94,666,946
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 163,415,894 $ – $ – $ 163,415,894
Repurchase Agreement – 3,293,642 – 3,293,642
Total $ 163,415,894 $ 3,293,642 $ – $ 166,709,536
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,200,673,590 $ – $ – $ 1,200,673,590
Futures Contracts# 4,437,690 – – 4,437,690
Purchased Option 2,126,018 – – 2,126,018
Repurchase Agreements – 30,852,421 – 30,852,421
Short-Term Investment – 21,749,560 – 21,749,560
Total $ 1,207,237,298 $ 52,601,981 $ – $ 1,259,839,279
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 533,158,770 $ – $ – $ 533,158,770
Futures Contracts# 1,310,741 – – 1,310,741
Purchased Option 981,905 – – 981,905
Repurchase Agreements – 31,068,059 – 31,068,059
Short-Term Investment – 17,795,094 – 17,795,094
Total Assets $ 535,451,416 $ 48,863,153 $ – $ 584,314,569

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 77
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (2,154,008) $ – $ – $ (2,154,008)
Total Liabilities $ (2,154,008) $ – $ – $ (2,154,008)
Total $ 533,297,408 $ 48,863,153 $ – $ 582,160,561
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,591,377,183 $ – $ – $ 1,591,377,183
Exchange Traded Fund 5,059,623 – – 5,059,623
Repurchase Agreements – 42,875,291 – 42,875,291
Total $ 1,596,436,806 $ 42,875,291 $ – $ 1,639,312,097
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 224,350,313 $ – $ – $ 224,350,313
Repurchase Agreements – 12,626,419 – 12,626,419
Rights – – – –
Total $ 224,350,313 $ 12,626,419 $ – $ 236,976,732
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 142,398,777 $ – $ – $ 142,398,777
Total $ 142,398,777 $ – $ – $ 142,398,777
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 170,141,002 $ – $ – $ 170,141,002
Repurchase Agreements – 10,580,526 – 10,580,526
Total $ 170,141,002 $ 10,580,526 $ – $ 180,721,528
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 85,115,008 $ – $ – $ 85,115,008
Repurchase Agreements – 8,783,173 – 8,783,173
Rights – – – –
Total $ 85,115,008 $ 8,783,173 $ – $ 93,898,181

78 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 156,637,683 $ – $ – $ 156,637,683
Repurchase Agreement – 2,863,511 – 2,863,511
Total $ 156,637,683 $ 2,863,511 $ – $ 159,501,194
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2025, Cognitive Value held three rights investments that were categorized as Level 3 investments which were each valued at $0.
As of April 30, 2025, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2025, Small Company Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 79
attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

80 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2025:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,126,018
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 2,104,111
Interest rate risk Receivable/payable for variation margin on futures contracts 2,333,579
Total $ 6,563,708
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 981,905
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 256,853
Interest rate risk Receivable/payable for variation margin on futures contracts 1,053,888
Total $ 2,292,646

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 81
2
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2025:
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (2,154,008)
Total $ (2,154,008)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (1,439,304)
Futures Contracts
Equity risk (5,379,656)
Interest rate risk (9,772,838)
Total $ (16,591,798)
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (828,247)
Futures Contracts
Equity risk 1,504,880
Interest rate risk (4,527,687)
Total $ (3,851,054)
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (3,091,529)
Futures Contracts
Equity risk 1,975,032
Interest rate risk 11,303,049
Total $ 10,186,552
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,454,419)
Futures Contracts
Equity risk (2,232,531)
Interest rate risk 5,144,256
Total $ 1,457,306
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."

82 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. Core
Options:
Average Value Purchased $ 2,638,668
Average Number of Purchased Option Contracts 1,409
Futures Contracts:
Average Notional Balance Long $ 190,303,128
Average Notional Balance Short $ 2,718,271
U.S. Equity Income
Options:
Average Value Purchased $ 1,193,715
Average Number of Purchased Option Contracts 641
Futures Contracts:
Average Notional Balance Long $ 122,785,033
Average Notional Balance Short $ 54,020,646

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 83
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 3,025,974
Technology & Science 3,293,642
U.S. Core 30,852,421
U.S. Equity Income 31,068,059
Nationwide Fund 42,875,291
Mid Cap Growth 12,626,419
All Cap Growth 10,580,526
Small Company Growth 8,783,173
Focused Small Cap 2,863,511

84 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Santander US Capital Markets, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $35,204,255, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.13%, maturing 10/23/2025 - 1/15/2029; total market value
$35,908,367.
Societe Generale , 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,025,974 $ – $ 3,025,974 $ (3,025,974) $ –
Total $ 3,025,974 $ – $ 3,025,974 $ (3,025,974) $ –
Technology & Science
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,293,642 $ – $ 3,293,642 $ (3,293,642) $ –
Total $ 3,293,642 $ – $ 3,293,642 $ (3,293,642) $ –

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 85
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 12,852,421 $ – $ 12,852,421 $ (12,852,421) $ –
Societe Generale 18,000,000 – 18,000,000 (18,000,000) –
Total $ 30,852,421 $ – $ 30,852,421 $ (30,852,421) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,068,059 $ – $ 1,068,059 $ (1,068,059) $ –
Societe Generale 30,000,000 – 30,000,000 (30,000,000) –
Total $ 31,068,059 $ – $ 31,068,059 $ (31,068,059) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,875,291 $ – $ 8,875,291 $ (8,875,291) $ –
Santander US Capital
Markets 14,000,000 – 14,000,000 (14,000,000) –
Societe Generale 20,000,000 – 20,000,000 (20,000,000) –
Total $ 42,875,291 $ – $ 42,875,291 $ (42,875,291) $ –

86 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,626,419 $ – $ 8,626,419 $ (8,626,419) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Societe Generale 2,000,000 – 2,000,000 (2,000,000) –
Total $ 12,626,419 $ – $ 12,626,419 $ (12,626,419) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,580,526 $ – $ 9,580,526 $ (9,580,526) $ –
Societe Generale 1,000,000 – 1,000,000 (1,000,000) –
Total $ 10,580,526 $ – $ 10,580,526 $ (10,580,526) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,783,173 $ – $ 4,783,173 $ (4,783,173) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Societe Generale 3,000,000 – 3,000,000 (3,000,000) –
Total $ 8,783,173 $ – $ 8,783,173 $ (8,783,173) $ –

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 87
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,863,511 $ – $ 2,863,511 $ (2,863,511) $ –
Total $ 2,863,511 $ – $ 2,863,511 $ (2,863,511) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

88 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 89
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
During the six months ended April 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 377,086

90 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
For the six months ended April 30, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.43
U.S. Equity Income 0.60 N/A 0.51
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.35
All Cap Growth 0.80 N/A 0.70
Small Company Growth 0.84 N/A 0.79
Focused Small Cap 0.75 N/A 0.69
N/A — Not Applicable.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.60
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Small Company Growth All Classes 0.94
Focused Small Cap All Classes 0.80

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 91
As of April 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $868,424 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $10,367.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
Cognitive Value $ — $ — $ — $ — $ —
Technology & Science — — — — —
U.S. Core 186,111 401,090 333,421 147,446 1,068,068
U.S. Equity Income 163,899 224,254 269,699 287,692 945,544
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
US Quality Equity 68,918 102,705 146,886 82,646 401,155
All Cap Growth 86,877 194,624 176,302 92,350 550,153
Small Company Growth 7,181 20,993 36,755 27,676 92,605
Focused Small Cap 61,329 139,059 138,711 70,368 409,467
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

92 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $122,065. From these fees, NFD retained a portion amounting to $17,516.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Class K
Shares
Cognitive Value 0.25% N/A N/A
Technology & Science 0.25 N/A N/A
U.S. Core 0.25 0.50% N/A
U.S. Equity Income 0.25 N/A 0.10%
Nationwide Fund 0.25 0.50 N/A
Mid Cap Growth 0.25 N/A N/A
US Quality Equity 0.25 N/A N/A
All Cap Growth 0.25 N/A N/A
Small Company Growth 0.25 N/A N/A
Focused Small Cap 0.25 N/A N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.04 % N/A N/A N/A
Technology & Science 0.07 N/A N/A 0.17%
U.S. Core 0.09 0.13% 0.02% 0.11
U.S. Equity Income 0.02 N/A N/A 0.10
Nationwide Fund 0.08 0.23 N/A 0.08
Mid Cap Growth 0.10 N/A N/A 0.10
US Quality Equity 0.14 N/A 0.10 0.12
All Cap Growth 0.20 N/A 0.10 0.06
Small Company Growth 0.14 N/A N/A 0.24
Focused Small Cap 0.10 N/A N/A 0.08
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 93
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until January 23, 2025:
During the six months ended April 30, 2025, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2025 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the six months ended April 30, 2025, the Funds did not engage in cross trades.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and
Fund Amount
Cognitive Value $ 178
Technology & Science 8,593
U.S. Core 149,340
U.S. Equity Income 1,124
Nationwide Fund 527,941
Mid Cap Growth 99,937
US Quality Equity 47,255
All Cap Growth 28,983
Small Company Growth 125,074
Focused Small Cap 36,087
Fund
Class A
Shares
US Quality Equity 0.02%
Fund Amount
US Quality Equity $ 2,192
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0 .01%
Technology & Science —
U.S. Core 0 .55
U.S. Equity Income —
Nationwide Fund 27.90
Mid Cap Growth —
US Quality Equity 39.16
All Cap Growth 21.54
Small Company Growth 90.83
Focused Small Cap —

94 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Fund Purchases
*
Sales
*
Cognitive Value $ 235,672,196 $ 241,786,149
Technology & Science 19,056,858 36,652,390
U.S. Core 92,054,669 91,232,937
U.S. Equity Income 189,076,269 217,196,814
Nationwide Fund 747,763,964 828,522,902
Mid Cap Growth 24,990,380 35,624,737
US Quality Equity 212,874,095 213,013,702
All Cap Growth 3,386,935 40,222,309
Small Company Growth 10,830,425 24,267,324
Focused Small Cap 36,021,025 86,167,922
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 95
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
Fund % of Shares
Number of
Accounts
Cognitive Value 90.78% 1
Technology & Science 80.67 1
U.S. Core 25.51 2
U.S. Equity Income 15.00 1
Nationwide Fund 50.17 3(a)
Mid Cap Growth 26.56 2
US Quality Equity 40.36 3(a)
All Cap Growth 81.65 3(a)
Small Company Growth 88.99 2(a)
Focused Small Cap 47.75 2
(a) All or a portion of the accounts are the accounts of affiliated funds.

96 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Equity Funds
During the six months ended April 30, 2025, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
On May 6, 2025, the Board of Trustees, including a majority of the Trustees who are not “interested persons”, considered and approved a proposal to liquidate the Nationwide Small Company Growth Fund ("Small Company Growth"), a series of the Trust.
Small Company Growth will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution on or about June 17,
2025.
On June 10, 2025 the Board of Trustees approved the termination of Wellington Management Company LLP as subadviser of
Nationwide Fund (the "Fund") and approved the appointment of J.P. Morgan Investment Management Inc. to subadvise the Fund.
The change will be effective on or about Q3 2025.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Nationwide Fund $ 4,380
Mid Cap Growth 9,822
All Cap Growth 2,902
Small Company Growth 5,831
Focused Small Cap 2,395
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 83,078,515 $ 12,407,285 $ (818,854) $ 11,588,431
Technology & Science 60,434,256 106,966,150 (690,870) 106,275,280
U.S. Core 656,208,970 640,671,490 (37,041,181) 603,630,309
U.S. Equity Income 493,008,844 108,028,751 (18,877,034) 89,151,717
Nationwide Fund 1,197,715,830 475,292,849 (33,696,582) 441,596,267
Mid Cap Growth 114,177,141 126,125,178 (3,325,587) 122,799,591
US Quality Equity 126,368,890 18,402,016 (2,372,129) 16,029,887
All Cap Growth 88,166,105 96,556,807 (4,001,384) 92,555,423
Small Company Growth 78,964,057 30,932,997 (15,998,873) 14,934,124
Focused Small Cap 144,093,738 28,654,729 (13,247,273) 15,407,456

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statement of Investments 2
Statement of Assets And Liabilities 4
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 9
Notes to Financial Statements 10

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Common Stocks 96 .4%
Shares Value ($)
Automobile Components 1 .4%
Dorman Products, Inc.* 142,467 16,141,511
Fox Factory Holding Corp.* 180,762 3,671,276
19,812,787
Banks 1 .0%
Axos Financial, Inc.* 231,142 14,672,894
Biotechnology 1 .2%
Vericel Corp.* 456,863 17,369,931
Broadline Retail 2 .4%
Ollie's Bargain Outlet
Holdings, Inc.* 322,099 34,177,925
Building Products 5 .7%
AAON, Inc.(a) 581,526 53,075,878
Trex Co., Inc.*(a) 493,920 28,558,455
81,634,333
Capital Markets 0 .9%
Hamilton Lane, Inc., Class A(a) 85,383 13,190,820
Chemicals 2 .8%
Balchem Corp. 255,299 39,967,059
Commercial Services & Supplies 2 .8%
Casella Waste Systems, Inc.,
Class A* 340,074 39,941,691
Communications Equipment 1 .1%
Digi International, Inc.* 543,799 14,791,333
Construction & Engineering 5 .2%
Construction Partners, Inc.,
Class A*(a) 818,971 67,270,278
WillScot Holdings Corp.(a) 236,969 5,952,661
73,222,939
Diversified Consumer Services 1 .7%
Bright Horizons Family
Solutions, Inc.* 188,177 23,601,159
Electronic Equipment, Instruments & Components 3 .7%
ePlus, Inc.* 288,806 18,009,942
Novanta, Inc.* 291,735 34,675,622
52,685,564
Food Products 1 .5%
J & J Snack Foods Corp.(a) 162,673 21,080,794
Ground Transportation 1 .0%
Marten Transport Ltd. 1,058,573 13,592,077
Health Care Equipment & Supplies 5 .3%
Globus Medical, Inc., Class
A*(a) 615,722 44,190,368
LeMaitre Vascular, Inc. 285,905 25,943,020
UFP Technologies, Inc.*(a) 25,991 5,420,163
75,553,551
Health Care Providers & Services 2 .6%
HealthEquity, Inc.*(a) 308,618 26,454,735
Option Care Health, Inc.* 337,038 10,889,698
37,344,433
Health Care Technology 1 .7%
Certara, Inc.*(a) 1,770,694 24,541,819
Hotels, Restaurants & Leisure 3 .6%
Texas Roadhouse, Inc., Class
A 304,767 50,579,131
Common Stocks
Shares Value ($)
Household Products 1 .3%
WD-40 Co.(a) 82,711 18,887,884
Insurance 4 .7%
Kinsale Capital Group, Inc. 127,225 55,375,953
Palomar Holdings, Inc.* 81,132 11,765,763
67,141,716
Life Sciences Tools & Services 2 .4%
Azenta, Inc.* 161,945 4,265,631
BioLife Solutions, Inc.*(a) 279,468 6,737,974
Bio-Techne Corp. 322,584 16,242,104
Mesa Laboratories, Inc.(a) 62,306 7,180,767
34,426,476
Machinery 9 .7%
Donaldson Co., Inc. 229,806 15,105,148
ESCO Technologies, Inc. 276,917 43,323,665
RBC Bearings, Inc.* 182,304 59,899,625
SPX Technologies, Inc.* 148,664 19,943,276
138,271,714
Professional Services 9 .3%
CBIZ, Inc.*(a) 141,859 9,660,598
ExlService Holdings, Inc.* 1,430,012 69,326,982
Exponent, Inc. 533,476 41,973,892
NV5 Global, Inc.* 571,542 10,602,104
131,563,576
Real Estate Management & Development 1 .5%
FirstService Corp.(a) 121,063 21,250,188
Semiconductors & Semiconductor Equipment 3 .2%
MACOM Technology Solutions
Holdings, Inc.* 53,446 5,545,022
Onto Innovation, Inc.* 328,304 40,043,239
45,588,261
Software 15 .6%
Agilysys, Inc.*(a) 257,970 19,180,070
Alarm.com Holdings, Inc.* 410,380 21,996,368
Blackbaud, Inc.* 386,599 23,404,703
BlackLine, Inc.*(a) 270,238 12,763,341
Descartes Systems Group,
Inc. (The)* 459,772 48,455,371
DoubleVerify Holdings, Inc.* 152,946 2,028,064
I3 Verticals, Inc., Class A*(a) 590,636 14,836,776
SPS Commerce, Inc.* 194,571 27,922,884
Tyler Technologies, Inc.* 44,758 24,317,021
Vertex, Inc., Class A*(a) 691,322 27,673,620
222,578,218
Specialty Retail 1 .2%
Valvoline, Inc.* 493,594 16,910,531
Trading Companies & Distributors 1 .9%
SiteOne Landscape Supply,
Inc.*(a) 239,509 27,498,028
Total Common Stocks
(cost $804,221,425) 1,371,876,832

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Repurchase Agreements 2 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $5,144,838,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$5,247,735.(b)(c) 5,144,217 5,144,217
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $25,003,035,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$25,500,000.(b)(c) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $30,144,217) 30,144,217
Total Investments
(cost $834,365,642) — 98.5% 1,402,021,049
Other assets in excess of liabilities — 1.5% 21,933,175
NET ASSETS — 100.0%
$ 1,423,954,224
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $51,851,232, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $30,144,217 and by $22,700,143 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 5/8/2025 - 11/15/2054, a total value of
$52,844,360.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $30,144,217.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Assets and Liabilities - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,371,876,832
Repurchase agreements, at value 30,144,217
Cash 50,416,374
Interest and dividends receivable 159,849
Security lending income receivable 7,418
Receivable for investments sold 2,067,026
Receivable for capital shares issued 1,318,120
Prepaid expenses 47,266
Total Assets 1,456,037,102
Liabilities:
Payable for capital shares redeemed 579,371
Payable upon return of securities loaned (Note 2) 30,144,217
Accrued expenses and other payables:
Investment advisory fees 873,747
Fund administration fees 98,808
Distribution fees 15,890
Administrative servicing fees 160,114
Accounting and transfer agent fees 7,976
Trustee fees 4,628
Custodian fees 26,876
Compliance program costs (Note 3) 36
Professional fees 17,323
Printing fees 141,526
Other 12,366
Total Liabilities 32,082,878
Net Assets $ 1,423,954,224
* Includes value of securities on loan (Note 2) 51,851,232
Cost of investment securities 804,221,425
Cost of repurchase agreements 30,144,217
Represented by:
Capital $ 851,757,343
Total distributable earnings (loss) 572,196,881
Net Assets $ 1,423,954,224

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Statement of Assets and Liabilities - 5
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 81,582,841
Class R6 Shares 477,905,835
Institutional Service Class Shares 864,465,548
Total $ 1,423,954,224
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,104,956
Class R6 Shares 6,029,057
Institutional Service Class Shares 11,078,681
Total 18,212,694
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 73 .83 (a)
Class R6 Shares $ 79 .27
Institutional Service Class Shares $ 78 .03
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 78 .33
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

6 - Statement of Operations - April 30, 2025 (Unaudited) - For the Six Months Ended April 30, 2025 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 2,076,342
Interest income 1,344,731
Income from securities lending (net of fees) (Note 2) 68,983
Foreign tax withholding (10,788)
Total Income 3,479,268
EXPENSES:
Investment advisory fees 5,886,073
Fund administration fees 220,860
Distribution fees Class A 110,154
Administrative servicing fees Class A 52,874
Administrative servicing fees Institutional Service Class 654,720
Registration and filing fees 37,651
Professional fees 40,028
Printing fees 75,496
Trustee fees 31,217
Custodian fees 27,307
Accounting and transfer agent fees 20,591
Compliance program costs (Note 3) 3,336
Other 16,794
Total Expenses 7,177,101
NET INVESTMENT LOSS (3,697,833)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 27,262,747
Net realized gains (losses) 27,262,747
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (135,918,984)
Net change in unrealized appreciation/depreciation (135,918,984)
Net realized/unrealized gains (losses) (108,656,237)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (112,354,070)

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 7
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment loss $ (3,697,833) $ (7,451,338)
Net realized gains 27,262,747 47,252,119
Net change in unrealized appreciation/depreciation (135,918,984) 379,821,729
Change in net assets resulting from operations (112,354,070) 419,622,510
Distributions to Shareholders From:
Distributable earnings:
Class A (3,094,112) (586,127)
Class C(a) — (109,257)
Class R6 (16,830,916) (3,343,624)
Institutional Service Class (30,924,976) (6,907,202)
Change in net assets from shareholder distributions (50,850,004) (10,946,210)
Change in net assets from capital transactions 21,716,340 (136,417,333)
Change in net assets (141,487,734) 272,258,967
Net Assets:
Beginning of period 1,565,441,958 1,293,182,991
End of period $ 1,423,954,224 $ 1,565,441,958
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 8,406,786 $ 22,010,060
Proceeds from shares issued from class conversion (Note 1)(a) — 99,310
Dividends reinvested 2,785,002 532,744
Cost of shares redeemed (10,059,078) (23,022,162)
Total Class A Shares 1,132,710 (380,048)
Class C Shares
Proceeds from shares issued — 121,007
Dividends reinvested — 108,725
Cost of shares redeemed in class conversion (Note 1)(a) — (99,310)
Cost of shares redeemed — (13,784,745)
Total Class C Shares — (13,654,323)
Class R6 Shares
Proceeds from shares issued 79,767,422 176,059,483
Dividends reinvested 16,366,462 3,243,563
Cost of shares redeemed (105,438,535) (171,785,280)
Total Class R6 Shares (9,304,651) 7,517,766
Institutional Service Class Shares
Proceeds from shares issued 121,692,500 213,998,771
Dividends reinvested 27,006,925 6,044,990
Cost of shares redeemed (118,811,144) (349,944,489)
Total Institutional Service Class Shares 29,888,281 (129,900,728)
Change in net assets from capital transactions $ 21,716,340 $ (136,417,333)

8 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 105,028 291,950
Issued in class conversion (Note 1)(a) — 1,447
Reinvested 33,623 7,374
Redeemed (123,831) (304,459)
Total Class A Shares 14,820 (3,688)
Class C Shares
Issued — 2,033
Reinvested — 1,708
Redeemed in class conversion (Note 1)(a) — (1,641)
Redeemed — (209,162)
Total Class C Shares — (207,062)
Class R6 Shares
Issued 922,770 2,164,434
Reinvested 184,286 42,124
Redeemed (1,193,805) (2,052,879)
Total Class R6 Shares (86,749) 153,679
Institutional Service Class Shares
Issued 1,423,401 2,652,313
Reinvested 308,756 79,571
Redeemed (1,396,564) (4,433,636)
Total Institutional Service Class Shares 335,593 (1,701,752)
Total change in shares 263,664 (1,758,823)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Financial Highlights - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 82.61 $ (0.30) $ (5.63) $ (5.93) $ — $ (2.85) $ (2.85) $ 73.83 (7.55)% $ 81,583 1.20% (0.74)% 1.20% 13.06%
10/31/2024 62.47 (0.59) 21.29 20.70 — (0.56) (0.56) 82.61 33.26% 90,055 1.20% (0.76)% 1.20% 21.28%
10/31/2023 66.11 (0.48) (1.97) (2.45) — (1.19) (1.19) 62.47 (3.75)% 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
Class R6 Shares
4/30/2025 (Unaudited) 88.33 (0.16) (6.05) (6.21) — (2.85) (2.85) 79.27 (7.38)% 477,906 0.83% (0.37)% 0.83% 13.06%
10/31/2024 66.51 (0.32) 22.70 22.38 — (0.56) (0.56) 88.33 33.77% 540,195 0.83% (0.39)% 0.83% 21.28%
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
Institutional Service Class Shares
4/30/2025 (Unaudited) 87.05 (0.22) (5.95) (6.17) — (2.85) (2.85) 78.03 (7.44)% 864,466 0.97% (0.51)% 0.97% 13.06%
10/31/2024 65.64 (0.41) 22.38 21.97 — (0.56) (0.56) 87.05 33.59% 935,191 0.95% (0.51)% 0.95% 21.28%
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

10 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class R6, and Institutional Service Class shares. Effective February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Fund no longer accepts purchase orders from any investor for Class C shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Notes to Financial Statements - 11
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2025. Please refer to the
Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,371,876,832 $ – $ – $ 1,371,876,832
Repurchase Agreements – 30,144,217 – 30,144,217
Total $ 1,371,876,832 $ 30,144,217 $ – $ 1,402,021,049

12 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Fund did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2025, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 30,144,217

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Notes to Financial Statements - 13
(d) Joint Repurchase Agreements
During the six months ended April 30, 2025, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of April 30, 2025, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Societe Generale, 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,144,217 $ – $ 5,144,217 $ (5,144,217) $ –
Societe Generale 25,000,000 – 25,000,000 (25,000,000) –
Total $ 30,144,217 $ – $ 30,144,217 $ (30,144,217) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

14 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Notes to Financial Statements - 15
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2025, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2025, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Fund has not recorded a commitment or contingent liability.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory Fee
Rate
Small Cap Growth 0.76%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

16 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned $220,860 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Fund’s portion of such costs amounted to $3,336.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2025, the Fund imposed front-
end sales charges of $9,220. From these fees, NFD retained a portion amounting to $1,306.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the six months ended April 30, 2025, the Fund did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - April 30, 2025 (Unaudited) - Notes to Financial Statements - 17
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2025, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, the Fund did not engage in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
7. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided
Fund Class A
Institutional
Service Class
Small Cap Growth 0.12% 0.14%
Fund Amount
Small Cap Growth $ 707,594
Fund Purchases Sales
Nationwide Geneva Small Cap Growth Fund $ 193,189,972 $ 212,851,102

18 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
8. Other
As of April 30, 2025, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
9. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the six months ended April 30, 2025, the Fund recaptured the following amount of brokerage commissions:
5
10. Federal Tax Information
As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Small Cap Growth 37.08% 3
Fund Amount
Small Cap Growth $ 97,659
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 834,768,596 $ 588,971,248 $ (21,718,795) $ 567,252,453

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide International Equity Portfolio Fund
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 54
Statements of Operations 58
Statements of Changes in Net Assets 60
Financial Highlights 63
Notes to Financial Statements 67

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 9.3%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 4.5%
Other 4.5%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
5.63%, 1/15/2035(a)(b) 635,000 635,274
Apidos CLO XV, Series
2013-15A, Class A1RR,
5.54%, 4/20/2031(a)(b) 815,426 815,590
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 6.33%, 4/25/2037(a)
(b) 2,600,000 2,605,837
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.69%,
7/20/2037(a)(b) 2,060,000 2,061,030
CIFC Funding Ltd., Series
2018-1A, Class A1R,
5.59%, 1/18/2038(a)(b) 1,900,000 1,896,200
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 6.09%,
1/15/2037(a)(b) 2,000,000 2,005,292
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 5.97%,
4/20/2037(a)(b) 1,750,000 1,750,380
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 5.93%,
7/15/2037(a)(b) 1,725,000 1,727,415
Oaktree CLO Ltd., Series
2021-1A, Class A1R,
5.61%, 1/15/2038(a)(b) 3,500,000 3,491,250
Octagon Investment
Partners XXI Ltd., Series
2014-1A, Class AAR4,
5.11%, 2/14/2031(a)(b) 3,410,000 3,401,038
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 5.73%,
11/14/2034(a)(b) 4,000,000 4,000,376
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
5.66%, 4/15/2031(a)(b) 2,075,000 2,070,846
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.69%, 7/20/2037(a)(b) 1,450,000 1,445,631
Regatta 30 Funding Ltd.,
Series 2024-4A, Class
A1, 5.63%, 1/25/2038(a)
(b) 2,100,000 2,099,317
RR 26 Ltd., Series 2023-
26A, Class A1R, 5.38%,
4/15/2038(a)(b) 2,200,000 2,180,244
Sagard-Halseypoint CLO
8 Ltd., Series 2024-
8A, Class A1, 5.70%,
1/30/2038(a)(b) 2,700,000 2,687,534
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.62%, 1/22/2038(a)
(b) 3,125,000 3,104,859
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 5.28%,
7/30/2032(a)(b) 5,509,995 5,493,465
43,471,578
IRELAND 0.7%
Other 0.7%
Ares European CLO XXI
DAC, Series 21A, Class
B, 4.15%, 4/15/2038(a)
(b) EUR 680,000 770,269
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.94%,
5/26/2038(a)(b) 1,700,000 1,906,890
Penta CLO DAC, Series
2021-2A, Class BR,
4.01%, 4/15/2038(a)(b) 1,740,000 1,971,106
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 3.89%,
4/20/2039(a)(b) 1,400,000 1,569,724
6,217,989
JERSEY 0.8%
Other 0.8%
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 6.52%, 7/20/2036(a)
(b) 2,100,000 2,100,939
Hartwick Park CLO Ltd.,
Series 2023-1A, Class
AR, 5.43%, 1/20/2037(a)
(b) 3,075,000 3,054,333
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 5.53%, 7/23/2036(a)
(b) 2,450,000 2,441,905
7,597,177
UNITED STATES 3.3%
Automobiles 1.2%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 235,709 235,968
Exeter Automobile
Receivables Trust
Series 2025-1A, Class
A2, 4.70%, 9/15/2027 1,125,000 1,125,257
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 525,000 525,853
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 740,824 741,246

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,263,926
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,220,980
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 1,513,661 1,514,957
Santander Drive Auto
Receivables Trust
Series 2025-1, Class A2,
4.76%, 8/16/2027 803,591 803,613
Series 2021-3, Class D,
1.33%, 9/15/2027 330,281 327,588
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,900,000 1,907,276
11,666,664
Credit Card 1.7%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,648,673
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
5.24%, 8/15/2028(a) 2,350,000 2,353,777
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,417,194
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,648,776
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,203,903
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,299,216
16,571,539
Financial Services 0.1%
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.95%,
5/25/2054(a)(b) 517,362 517,878
Other 0.3%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
6.22%, 1/20/2037(a)(b) 3,300,000 3,311,230
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 246,940 249,470
3,560,700
32,316,781
Total Asset-Backed Securities
(cost  $89,403,859) 89,603,525
Collateralized Mortgage Obligations 2.8%
UNITED STATES 2.8%
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.85%, 1/25/2045(a)(b) 1,000,000 991,909
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 6.15%,
1/25/2044(a)(b) 600,000 600,378
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 675,000 674,999
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,743,286 1,517,888
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 1,620,688 1,340,336
FHLMC REMIC, Series
5502, Class FG, 5.35%,
2/25/2055(a) 1,805,921 1,780,861
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
5.55%, 5/25/2044(a)(b) 2,156,313 2,154,288
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 6.52%,
4/25/2049(a)(b) 589,346 589,921
FNMA REMIC, Series
2025-11, Class FB,
5.35%, 3/25/2055(a) 2,492,274 2,471,390
GNMA REMIC, Series
2021-135, Class A,
2.00%, 8/20/2051 6,732,164 5,465,832
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 1,454,975 1,459,440
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,050,981 1,013,361
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,066,154 1,035,902

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,582,172 1,593,705
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 696,817
Verus Securitization Trust
Series 2021-7, Class A1,
1.83%, 10/25/2066(b)(c) 1,408,239 1,263,903
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 784,497 791,414
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,607,967 1,614,180
27,056,524
0
Total Collateralized Mortgage Obligations
(cost $27,151,591) 27,056,524
Commercial Mortgage-Backed Securities 6.4%
UNITED STATES 6.4%
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 1,924,301 1,621,680
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,200,506
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 693,559
Series 2022-BNK40,
Class A4, 3.50%,
3/15/2064(a) 2,380,000 2,163,973
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 722,503
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 913,937
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,454,064
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,104,650
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,756,133
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,106,896
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 5.66%,
3/15/2041(a)(b) 1,589,286 1,585,313
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,020,330
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,356,310
Series 2024-5C6, Class
A3, 5.32%, 9/15/2057 800,000 818,309
BX Commercial Mortgage
Trust
Series 2024-AIRC,
Class A, 6.01%,
8/15/2039(a)(b) 1,019,256 1,019,256
Series 2024-XL5, Class
A, 5.71%, 3/15/2041(a)
(b) 1,340,290 1,338,614
BX Trust
Series 2025-ROIC,
Class A, 5.47%,
3/15/2030(a)(b) 4,600,000 4,510,226
Series 2024-BIO, Class
A, 5.96%, 2/15/2041(a)
(b) 1,100,000 1,091,750
Series 2024-PAT, Class
A, 6.41%, 3/15/2041(a)
(b) 650,000 651,724
Series 2024-PAT, Class
B, 7.36%, 3/15/2041(a)
(b) 225,000 224,367
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 463,216
FHLMC Multifamily
Structured Pass-
Through Certificates
REMIC
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,989,175
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 992,968
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 891,643
Series KF153, Class AS,
5.01%, 2/25/2033(a) 653,056 651,808
FNMA ACES REMIC,
Series 2022-M1,
Class A2, 1.72%,
10/25/2031(a) 1,000,000 849,578
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,352,874
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.64%,
2/5/2045(a)(b) 1,200,000 1,220,855

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
IRV Trust , Series 2025-
200P, Class A, 5.47%,
3/14/2047(a)(b) 2,100,000 2,103,179
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.68%, 4/15/2037(a)
(b) 1,464,419 1,427,809
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,680,488
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class A,
5.99%, 10/5/2039(a)(b) 1,500,000 1,522,914
JPMBB Commercial
Mortgage Securities
Trust
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 488,216
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 235,358 233,697
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 478,331
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 6.21%,
8/15/2041(a)(b) 750,000 750,234
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 5.04%, 10/13/2033(a)
(b) 1,600,000 1,606,623
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 431,097 429,097
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 486,038
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,139,600
Series 2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,166,867
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 5.39%,
1/15/2036(a)(b) 1,300,000 1,254,500
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,750,152
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 875,744
Wells Fargo Commercial
Mortgage Trust
Series 2024-MGP,
Class A12, 6.01%,
8/15/2041(a)(b) 1,800,000 1,779,742
Series 2024-MGP,
Class B12, 6.61%,
8/15/2041(a)(b) 800,000 785,494
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 492,842
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,207,856
Total Commercial Mortgage-Backed
Securities
(cost $61,753,727)
61,425,640
Corporate Bonds 24.9%
BELGIUM 0.1%
Beverages 0.1%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 715,000 691,221
BERMUDA 0.3%
Beverages 0.3%
Bacardi-Martini BV, 5.55%,
2/1/2030(b)(d) 2,750,000 2,805,000
CANADA 0.2%
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 301,616
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc., 2.50%,
8/1/2033 925,000 754,112
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 98,536
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 625,155
1,779,419
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,243,839
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 144,433

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND 0.2%
Consumer Finance 0.2%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032(d) 764,000 675,051
3.40%, 10/29/2033 1,325,000 1,139,012
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 328,000 324,222
2,138,285
JAPAN 0.0%
†
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 320,146
MALAYSIA 0.1%
Financial Services 0.1%
Petronas Capital Ltd.,
4.95%, 1/3/2031(b)(d) 560,000 568,229
MEXICO 0.4%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,714,999
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,384,500
4,099,499
NETHERLANDS 0.3%
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 249,520
Semiconductors & Semiconductor Equipment 0.3%
NXP BV
3.15%, 5/1/2027(d) 265,000 257,943
3.40%, 5/1/2030 2,225,000 2,061,194
2.50%, 5/11/2031 400,000 344,569
2,663,706
2,913,226
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,270,010
5.75%, 7/17/2054(b) 200,000 185,800
2,455,810
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 359,289
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,551,967
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 744,320
3,296,287
SWITZERLAND 0.2%
Capital Markets 0.2%
UBS Group AG
(SOFR + 5.02%),
9.02%, 11/15/2033(b)
(d)(e) 975,000 1,191,592
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 413,582
1,605,174
UNITED ARAB EMIRATES 0.4%
Oil, Gas & Consumable Fuels 0.2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,333,724
Transportation Infrastructure 0.2%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,581,838
3,915,562
UNITED KINGDOM 0.9%
Banks 0.3%
Barclays plc, (SOFR
+ 1.59%), 5.79%,
2/25/2036(e) 1,735,000 1,736,936
Lloyds Banking Group
plc, (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 729,616
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 280,487
2,747,039
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 189,879
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,799,035
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 953,732

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027(d) 300,000 294,462
2.26%, 3/25/2028 970,000 912,448
7.75%, 10/19/2032 110,000 125,725
6.00%, 2/20/2034(d) 1,134,000 1,185,086
BAT International Finance
plc, 4.45%, 3/16/2028(d) 325,000 325,374
2,843,095
8,532,780
UNITED STATES 21.0%
Aerospace & Defense 0.8%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 201,343
5.15%, 5/1/2030(d) 840,000 848,003
6.53%, 5/1/2034 1,089,000 1,169,743
3.38%, 6/15/2046 1,800,000 1,195,676
3.85%, 11/1/2048 450,000 308,540
6.86%, 5/1/2054 1,145,000 1,222,887
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 1,025,000 976,136
Howmet Aerospace, Inc.,
4.85%, 10/15/2031(d) 650,000 652,759
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 485,535
RTX Corp., 3.95%,
8/16/2025 800,000 798,030
7,858,652
Automobiles 0.0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 245,159
Banks 3.0%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 494,328
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,803,910
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 4,075,000 3,794,909
(SOFR + 1.31%),
5.51%, 1/24/2036(d)(e) 1,000,000 1,013,607
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 1,008,730
6.11%, 1/29/2037 2,000,000 2,065,081
Citigroup, Inc.
4.40%, 6/10/2025 200,000 199,850
4.45%, 9/29/2027 400,000 398,799
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 3,650,000 3,206,514
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 827,272
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(e) 955,000 960,431
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 365,593
(SOFR + 1.80%),
4.59%, 4/26/2033(d)(e) 5,075,000 4,959,202
(SOFR + 1.68%),
5.57%, 4/22/2036(d)(e) 2,430,000 2,485,469
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 1,135,000 1,220,967
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 1,280,000 1,231,789
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 1,025,000 1,060,305
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 359,575
28,456,331
Beverages 0.4%
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 798,704
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 573,000 560,510
3.20%, 5/1/2030(d) 470,000 440,265
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b) 2,685,000 2,219,211
4,018,690
Biotechnology 0.6%
AbbVie, Inc.
4.95%, 3/15/2031 845,000 864,689
4.25%, 11/21/2049 46,000 37,307
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,900,576
5.25%, 3/2/2033 1,882,000 1,901,833
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,321,747
6,026,152
Building Products 0.3%
Carlisle Cos., Inc., 2.75%,
3/1/2030(d) 371,000 339,345
Carrier Global Corp.
2.70%, 2/15/2031(d) 1,150,000 1,033,994
5.90%, 3/15/2034 1,490,000 1,568,533
2,941,872
Capital Markets 1.8%
Ares Capital Corp.
2.15%, 7/15/2026 175,000 168,764
2.88%, 6/15/2028 500,000 464,199

8 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Barings BDC, Inc., 3.30%,
11/23/2026(d) 25,000 24,076
Blackstone Private Credit
Fund, 6.00%, 1/29/2032 400,000 396,666
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027(d) 700,000 708,782
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 198,820
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 893,872
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 197,212
2.63%, 1/15/2027 500,000 473,469
3.25%, 7/15/2027 225,000 213,645
Golub Capital BDC, Inc.,
2.50%, 8/24/2026(d) 163,000 156,816
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 915,000 880,761
Morgan Stanley
4.00%, 7/23/2025 200,000 199,710
5.00%, 11/24/2025 300,000 300,868
3.63%, 1/20/2027(d) 1,000,000 990,739
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 2,255,000 2,295,764
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(e) 3,800,000 3,771,366
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 424,268
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 913,857
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,647,614
MSCI, Inc., 4.00%,
11/15/2029(b)(d) 1,180,000 1,128,830
16,450,098
Chemicals 0.3%
Cabot Corp., 4.00%,
7/1/2029 720,000 696,348
Celanese US Holdings
LLC
1.40%, 8/5/2026 230,000 219,385
6.58%, 7/15/2029(c) 250,000 252,130
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,743
EIDP, Inc., 2.30%,
7/15/2030 395,000 356,662
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 961,446
2,635,714
Commercial Services & Supplies 0.3%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 565,000
3.70%, 4/1/2027 4,000 3,962
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 178,934
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Veralto Corp., 5.45%,
9/18/2033(d) 2,550,000 2,600,808
3,348,704
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029(d) 708,000 708,169
Construction & Engineering 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 90,521
2.35%, 1/15/2032 505,000 424,931
5.25%, 8/9/2034 972,000 958,914
1,474,366
Construction Materials 0.0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(d) 300,000 292,821
Consumer Finance 0.2%
American Express Co.,
3.95%, 8/1/2025 200,000 199,596
Capital One Financial
Corp., 3.75%,
7/28/2026(d) 550,000 543,429
Ford Motor Credit Co.
LLC, 5.85%, 5/17/2027 558,000 555,557
1,298,582
Consumer Staples Distribution & Retail 0.2%
Dollar General Corp.,
3.88%, 4/15/2027 995,000 982,561
Kroger Co. (The), 5.00%,
9/15/2034 1,238,000 1,213,388
2,195,949
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 518,057
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 246,021
764,078
Diversified Telecommunication Services 0.7%
AT&T, Inc.
2.75%, 6/1/2031 5,000,000 4,486,838
4.85%, 3/1/2039 1,000,000 928,303
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 306,073
Verizon Communications,
Inc., 2.55%, 3/21/2031 1,525,000 1,357,845
7,079,059
Electric Utilities 0.4%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 89,544
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 177,648
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 134,820

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 90,008
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 99,003
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 196,610
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 98,963
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 119,536
4.55%, 9/15/2032 160,000 155,840
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 396,827
PacifiCorp, 2.70%,
9/15/2030 100,000 89,956
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 49,297
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 511,658
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 243,764
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 85,494
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 30,062
3.95%, 9/1/2032 155,000 144,426
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 761,691
1.75%, 3/15/2027 850,000 807,922
4,283,069
Electrical Equipment 0.2%
Regal Rexnord Corp.,
6.30%, 2/15/2030(d) 2,061,000 2,128,650
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 58,394
5.60%, 5/29/2034 695,000 703,663
CDW LLC, 3.25%,
2/15/2029 125,000 116,432
878,489
Entertainment 0.3%
Netflix, Inc., 5.38%,
11/15/2029(b) 2,333,000 2,429,595
Warnermedia Holdings,
Inc., 4.28%,
3/15/2032(d) 1,012,000 866,556
3,296,151
Financial Services 0.0%
†
Block Financial LLC,
2.50%, 7/15/2028 275,000 255,500
Global Payments, Inc.,
5.30%, 8/15/2029(d) 365,000 367,827
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 96,517
1.35%, 3/15/2031 100,000 83,172
803,016
Food Products 1.6%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029 792,000 782,017
Campbell's Co. (The),
5.40%, 3/21/2034(d) 1,802,000 1,816,438
General Mills, Inc., 4.20%,
4/17/2028 250,000 249,352
J M Smucker Co. (The)
5.90%, 11/15/2028 1,369,000 1,437,258
6.20%, 11/15/2033 1,056,000 1,126,259
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 504,773
Mars, Inc.
4.80%, 3/1/2030(b) 2,550,000 2,581,128
5.00%, 3/1/2032(b) 2,250,000 2,268,030
5.20%, 3/1/2035(b) 3,925,000 3,940,401
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 242,716
14,948,372
Gas Utilities 0.0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027 50,000 48,887
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 185,132
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 96,221
330,240
Ground Transportation 0.2%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 758,000 770,681
Uber Technologies, Inc.,
4.80%, 9/15/2034 770,000 745,977
1,516,658
Health Care Equipment & Supplies 0.6%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 1,737,000 1,618,241
Solventum Corp.
5.40%, 3/1/2029 1,875,000 1,912,298
5.45%, 3/13/2031(d) 1,315,000 1,342,685
5.60%, 3/23/2034 925,000 935,236
5,808,460
Health Care Providers & Services 1.6%
Adventist Health System,
5.76%, 12/1/2034 645,000 642,150
Cardinal Health, Inc.
3.75%, 9/15/2025 500,000 498,566
5.35%, 11/15/2034 1,525,000 1,530,697
Cencora, Inc., 2.80%,
5/15/2030 100,000 92,157

10 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
Centene Corp.
4.25%, 12/15/2027 110,000 107,493
2.63%, 8/1/2031 482,000 407,124
Cigna Group (The)
2.40%, 3/15/2030 3,111,000 2,818,078
5.13%, 5/15/2031 1,540,000 1,572,896
CVS Health Corp., 4.78%,
3/25/2038 3,200,000 2,885,997
HCA, Inc.
5.25%, 6/15/2026 500,000 501,389
4.13%, 6/15/2029 270,000 262,653
5.45%, 4/1/2031 2,115,000 2,155,487
Humana, Inc., 5.95%,
3/15/2034 325,000 333,429
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034 463,000 445,726
UnitedHealth Group, Inc.
5.88%, 2/15/2053 775,000 770,977
5.05%, 4/15/2053(d) 271,000 239,544
15,264,363
Hotels, Restaurants & Leisure 1.0%
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 465,000 436,002
5.85%, 8/1/2034 713,000 699,717
Expedia Group, Inc.,
3.25%, 2/15/2030 496,000 463,606
Hyatt Hotels Corp., 5.50%,
6/30/2034 2,303,000 2,237,038
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 691,583
6.00%, 6/14/2030 250,000 251,407
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 596,029
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 3,550,000 3,173,873
McDonald's Corp., 3.50%,
7/1/2027 750,000 739,673
9,288,928
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 149,518
Insurance 0.2%
Aon Corp., 2.80%,
5/15/2030 200,000 183,569
Chubb Corp. (The), 6.80%,
11/15/2031 1,049,000 1,177,736
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 249,154
Willis North America, Inc.
4.50%, 9/15/2028(d) 250,000 249,819
2.95%, 9/15/2029(d) 200,000 186,139
2,046,417
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027 160,000 159,806
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,823
2.70%, 10/15/2028 40,000 37,433
202,062
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 232,067
Machinery 0.3%
AGCO Corp., 5.80%,
3/21/2034(d) 572,000 568,184
IDEX Corp., 2.63%,
6/15/2031 1,800,000 1,566,445
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 729,647
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025(d) 400,000 399,088
3,263,364
Media 0.2%
Comcast Corp.
5.30%, 6/1/2034 981,000 996,855
3.75%, 4/1/2040 750,000 615,043
Time Warner Cable LLC,
5.88%, 11/15/2040(d) 825,000 751,778
2,363,676
Metals & Mining 0.2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 113,216
Reliance, Inc., 2.15%,
8/15/2030(d) 620,000 544,842
Steel Dynamics, Inc.,
3.45%, 4/15/2030(d) 730,000 687,963
1,346,021
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 187,268
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 92,627
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 99,719
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 93,884
Sempra
3.25%, 6/15/2027 100,000 97,188
3.70%, 4/1/2029(d) 200,000 193,427
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 85,072
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 182,919
1,032,104

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 1.3%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027(d) 945,000 955,503
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b)(d) 975,000 1,007,448
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,452,333
4.50%, 1/15/2030(d) 389,000 380,531
EQT Corp.
3.90%, 10/1/2027(d) 650,000 637,628
5.00%, 1/15/2029(d) 810,000 810,252
7.00%, 2/1/2030(c) 100,000 106,645
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,345,875
MPLX LP
4.80%, 2/15/2029(d) 733,000 733,468
2.65%, 8/15/2030 600,000 536,467
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 272,652
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 546,599
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 989,510
4.00%, 7/13/2027(d) 800,000 790,470
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 39,996
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 200,905
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 824,942
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 963,685
12,594,909
Pharmaceuticals 0.2%
Royalty Pharma plc,
5.40%, 9/2/2034 1,243,000 1,234,350
Zoetis, Inc., 3.90%,
8/20/2028 465,000 460,548
1,694,898
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 800,556
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029(d) 100,000 94,578
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,215,385
1,309,963
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc.
1.95%, 2/15/2028(b) 625,000 585,547
2.60%, 2/15/2033(b) 1,475,000 1,243,801
Intel Corp.
5.20%, 2/10/2033 1,400,000 1,375,682
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
5.15%, 2/21/2034 426,000 414,828
Xilinx, Inc., 2.38%,
6/1/2030(d) 250,000 227,396
3,847,254
Software 1.1%
AppLovin Corp., 5.50%,
12/1/2034(d) 2,450,000 2,447,560
Fortinet, Inc., 1.00%,
3/15/2026 650,000 629,881
Microsoft Corp., 3.40%,
9/15/2026 410,000 407,832
Oracle Corp.
2.30%, 3/25/2028 600,000 567,468
5.25%, 2/3/2032 1,299,000 1,316,962
4.90%, 2/6/2033 1,244,000 1,222,924
6.90%, 11/9/2052(d) 2,400,000 2,581,864
ServiceNow, Inc., 1.40%,
9/1/2030 422,000 362,019
Synopsys, Inc.
5.00%, 4/1/2032 948,000 954,581
5.15%, 4/1/2035 659,000 660,407
VMware LLC, 4.70%,
5/15/2030 35,000 34,682
11,186,180
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 201,386
2.75%, 1/15/2027 300,000 291,397
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 97,006
Extra Space Storage LP
3.88%, 12/15/2027(d) 300,000 296,203
3.90%, 4/1/2029 430,000 417,248
Public Storage Operating
Co.
3.39%, 5/1/2029 550,000 531,882
2.30%, 5/1/2031 950,000 836,854
2,671,976
Specialty Retail 0.2%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,225,855
Lowe's Cos., Inc., 1.70%,
10/15/2030 925,000 795,225
2,021,080
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC,
8.10%, 7/15/2036 825,000 971,757
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 856,000 826,443
HP, Inc.
3.00%, 6/17/2027 35,000 33,900
4.00%, 4/15/2029 979,000 949,477
NetApp, Inc., 1.88%,
6/22/2025 75,000 74,679
2,856,256

12 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 932,628
Trading Companies & Distributors 0.2%
Air Lease Corp., 5.20%,
7/15/2031 1,650,000 1,661,378
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027(d) 100,000 97,208
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 45,565
142,773
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc.
2.88%, 2/15/2031 2,064,000 1,857,905
3.50%, 4/15/2031 5,421,000 5,036,181
6,894,086
203,589,958
Total Corporate Bonds
(cost $238,203,726) 240,458,157
Municipal Bonds 0.2%
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 66,809
MARYLAND 0.2%
Maryland Economic
Development Corp. RB,
Series 2024,4.97%,
11/30/2032 490,000 495,770
Series 2024,5.02%,
11/30/2033 825,000 832,128
1,327,898
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 100,840
Total Municipal Bonds
(cost $1,505,450) 1,495,547
Mortgage-Backed Securities 30.3%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 148,398 118,850
Pool# QB4050
2.00%, 10/1/2050 805,434 644,891
Pool# QB3891
2.00%, 10/1/2050 108,940 87,272
Pool# RA3986
2.50%, 11/1/2050 1,314,613 1,102,292
Pool# SD1384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
2.50%, 11/1/2050 305,570 258,246
Pool# SD8129
2.50%, 2/1/2051 3,210,889 2,692,280
Pool# SD7536
2.50%, 2/1/2051 1,292,338 1,092,969
Pool# SD8145
1.50%, 5/1/2051 4,138,186 3,119,046
Pool# SD7543
2.50%, 8/1/2051 8,119,404 6,857,353
Pool# QD0652
2.00%, 11/1/2051 331,893 266,901
Pool# SD7555
3.00%, 8/1/2052 3,244,959 2,857,597
Pool# SD1501
4.00%, 8/1/2052 1,008,492 943,299
Pool# RA7920
4.00%, 9/1/2052 1,349,000 1,259,354
Pool# RA8213
6.00%, 11/1/2052 1,182,278 1,214,006
Pool# SD2056
6.00%, 12/1/2052 749,743 769,869
Pool# RA8419
6.00%, 1/1/2053 1,545,530 1,578,011
Pool# RA8417
6.00%, 1/1/2053 798,284 819,660
Pool# SD7563
4.50%, 5/1/2053 8,579,259 8,313,461
Pool# SD4473
6.50%, 12/1/2053 841,596 879,206
Pool# SD7571
6.50%, 6/1/2054 8,228,888 8,601,236
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 733,358 714,605
Pool# MA4106
1.50%, 7/1/2035 667,716 592,908
Pool# CA9152
2.50%, 2/1/2036 1,775,386 1,659,794
Pool# BT2234
2.00%, 4/1/2037 3,840,005 3,490,655
Pool# CB3758
2.00%, 5/1/2037 2,080,920 1,890,363
Pool# MA4685
1.50%, 6/1/2037 2,427,864 2,143,270
Pool# FS0146
3.50%, 9/1/2043 1,302,806 1,219,916
Pool# BE3774
4.00%, 7/1/2047 762,274 723,000
Pool# BM2007
4.00%, 9/1/2048 208,405 196,438
Pool# CA2471
4.00%, 10/1/2048 767,970 723,628
Pool# MA3692
3.50%, 7/1/2049 2,512,690 2,294,927
Pool# FM2363
3.00%, 1/1/2050 698,800 619,539
Pool# CA6032
2.50%, 6/1/2050 2,010,190 1,699,253
Pool# CA6020
3.00%, 6/1/2050 1,708,666 1,498,188
Pool# MA4158

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
2.00%, 10/1/2050 9,829,724 7,873,546
Pool# CA7404
4.00%, 10/1/2050 3,110,215 2,922,609
Pool# MA4182
2.00%, 11/1/2050 9,618,298 7,700,386
Pool# FS4481
2.50%, 11/1/2050 2,632,772 2,230,682
Pool# MA4210
2.50%, 12/1/2050 428,025 358,476
Pool# FM5525
2.50%, 1/1/2051 3,487,248 2,921,704
Pool# FS2772
2.50%, 2/1/2051 129,383 109,355
Pool# FM6554
2.00%, 3/1/2051 1,063,818 856,719
Pool# BR6352
2.50%, 3/1/2051 599,850 507,785
Pool# FM6834
2.00%, 4/1/2051 494,692 398,386
Pool# BR7647
2.00%, 4/1/2051 63,252 50,824
Pool# MA4356
2.50%, 6/1/2051 3,745,567 3,132,974
Pool# FM8057
3.00%, 7/1/2051 3,476,312 3,057,906
Pool# MA4398
2.00%, 8/1/2051 6,252,780 4,983,327
Pool# MA4400
3.00%, 8/1/2051 3,192,578 2,790,222
Pool# FM8779
2.50%, 9/1/2051 759,554 641,678
Pool# MA4437
2.00%, 10/1/2051 925,456 735,281
Pool# FM8997
2.50%, 10/1/2051 7,557,079 6,369,797
Pool# CB1805
2.50%, 10/1/2051 2,980,646 2,515,346
Pool# FM9450
2.00%, 11/1/2051 144,953 116,569
Pool# CB2045
2.50%, 11/1/2051 1,756,935 1,481,155
Pool# FM9492
2.50%, 11/1/2051 1,378,252 1,163,955
Pool# FM9578
2.00%, 12/1/2051 27,309 21,962
Pool# CB2809
2.50%, 2/1/2052 2,711,424 2,266,769
Pool# CB3156
2.00%, 3/1/2052 1,625,848 1,301,712
Pool# CB3368
3.00%, 4/1/2052 1,629,621 1,417,193
Pool# CB3769
3.50%, 6/1/2052 1,140,837 1,035,588
Pool# CB5087
5.50%, 11/1/2052 11,520,846 11,632,732
Pool# FS3440
6.00%, 12/1/2052 1,545,256 1,586,528
Pool# CB6821
5.50%, 8/1/2053 21,271,190 21,272,946
Pool# CB7143
6.50%, 9/1/2053 1,573,811 1,630,896
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# CB7603
6.00%, 12/1/2053 8,481,475 8,613,626
Pool# FS8303
6.00%, 6/1/2054 941,404 964,579
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 5/25/2040 1,000,000 908,227
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2055 11,000,000 1,014,411
6.00%, 5/25/2055 6,000,000 1,014,411
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 5/25/2055 2,000,000 1,585,918
3.00%, 5/25/2055 17,000,000 14,750,937
3.50%, 5/25/2055 13,000,000 11,731,040
4.00%, 5/25/2055 2,000,000 1,863,688
5.00%, 5/25/2055 7,000,000 6,851,714
6.50%, 5/25/2055 1,000,000 1,029,770
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 360,654 330,610
Pool# AC0071
3.50%, 10/20/2042 523,281 472,729
Pool# MA2600
3.00%, 2/20/2045 390,797 350,730
Pool# MA2825
3.00%, 5/20/2045 284,341 255,874
Pool# MA4509
3.00%, 6/20/2047 366,395 328,513
Pool# MA4718
3.00%, 9/20/2047 340,252 304,807
Pool# MA6409
3.00%, 1/20/2050 144,321 128,432
Pool# 785702
2.50%, 10/20/2051 791,747 666,197
Pool# MA7705
2.50%, 11/20/2051 3,287,961 2,802,584
Pool# 785764
2.50%, 11/20/2051 991,715 839,859
Pool# MA7707
3.50%, 11/20/2051 2,284,641 2,084,385
Pool# MA7766
2.00%, 12/20/2051 13,212,008 10,782,452
Pool# MA7767
2.50%, 12/20/2051 9,284,536 7,913,906
Pool# 785787
2.50%, 12/20/2051 794,806 668,771
Pool# 785788
2.50%, 12/20/2051 571,698 484,155
Pool# MA8150
4.00%, 7/20/2052 420,921 393,449
Pool# MA8197
2.50%, 8/20/2052 383,352 326,915
Pool# MA8198
3.00%, 8/20/2052 1,938,633 1,716,880
Pool# MA8201
4.50%, 8/20/2052 226,095 217,754
Pool# MA8427

14 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
4.50%, 11/20/2052 15,492,990 14,911,956
Pool# MA8643
3.00%, 2/20/2053 3,262,328 2,894,025
Pool# MA8644
3.50%, 2/20/2053 4,156,207 3,798,366
Pool# MA9668
5.50%, 5/20/2054 12,337,282 12,344,472
GNMA TBA
2.00%, 5/15/2055 2,000,000 1,631,231
2.50%, 5/15/2055 1,000,000 852,108
5.00%, 5/15/2055 4,000,000 3,923,393
6.00%, 5/15/2055 13,000,000 13,147,774
7.00%, 5/15/2055 1,000,000 1,030,192
Total Mortgage-Backed Securities
(cost $305,492,598) 292,943,720
Foreign Government Securities 0.7%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 52,396
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,519
Province of Ontario
0.63%, 1/21/2026 50,000 48,731
2.30%, 6/15/2026 45,000 44,207
1.05%, 5/21/2027 25,000 23,654
2.00%, 10/2/2029 25,000 23,043
1.13%, 10/7/2030 40,000 34,403
Province of Quebec
0.60%, 7/23/2025 50,000 49,554
2.50%, 4/20/2026 50,000 49,276
2.75%, 4/12/2027 25,000 24,481
371,264
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 510,969
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 966,944
3.13%, 9/21/2051 (b) 1,560,000 911,040
1,877,984
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,200,943
3.75%, 4/19/2071 2,330,000 1,265,349
2,466,292
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 269,920
PERU 0.0%
†
Republic of Peru, 5.38%,
2/8/2035 100,000 98,456
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 778,001
Total Foreign Government Securities
(cost $6,627,958) 6,372,886
U.S. Treasury Obligations 25.0%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,714,359
4.25%, 11/15/2040 7,250,000 7,008,144
4.75%, 2/15/2041 6,830,000 6,982,074
3.38%, 8/15/2042 12,050,000 10,211,904
2.75%, 11/15/2042 3,050,000 2,344,092
4.00%, 11/15/2042 2,550,000 2,351,180
4.50%, 2/15/2044 14,450,000 14,119,795
4.63%, 5/15/2044 14,370,000 14,257,173
4.63%, 11/15/2044 12,500,000 12,375,000
3.00%, 2/15/2047 4,700 3,564
3.00%, 2/15/2048 11,820,000 8,872,387
2.38%, 11/15/2049 3,600,000 2,339,016
1.63%, 11/15/2050 7,000,000 3,731,602
2.25%, 2/15/2052 4,180,000 2,584,416
2.88%, 5/15/2052 2,500,000 1,781,055
3.00%, 8/15/2052 4,521,400 3,305,567
4.00%, 11/15/2052 22,602,800 20,048,507
4.75%, 11/15/2053 12,360,000 12,429,042
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 2,710,411 2,166,156
U.S. Treasury Notes
0.63%, 12/31/2027 30,820,000 28,512,112
1.25%, 5/31/2028 31,280,000 29,151,494
3.88%, 4/30/2030 8,420,000 8,479,861
3.75%, 6/30/2030 1,520,000 1,520,000
4.63%, 4/30/2031 18,020,000 18,764,029
4.00%, 4/30/2032 8,500,000 8,537,187
3.88%, 8/15/2034 13,700,000 13,419,578
Total U.S. Treasury Obligations
(cost $245,156,889) 241,009,294
Short-Term Investments 4.7%
U.S. Treasury Obligations 4.7%
U.S. Treasury Bills,0.00%
6/17/2025 46,100,000 45,875,722
Total Short-Term Investment
(cost $45,876,583)
45,875,722

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 15
Repurchase Agreements 1.6%
Principal
Amount ($) Value ($)
CF Secured, LLC 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase
price $13,315,276,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$13,581,582. (g)(h) 13,313,668 13,313,668
Santander US Capital
Markets 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$1,020,124. (g)(h) 1,000,000 1,000,000
Societe Generale 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging
from 2.38% - 4.25%,
maturing 11/15/2040 -
11/15/2049; total market
value $1,020,000. (g)(h) 1,000,000 1,000,000
Total Repurchase
Agreements
(cost $15,313,668)
15,313,668
Purchased Swaptions 0.0%
Call Interest Rate Swaptions Purchased Payable 0.0%
2-Year Interest Rate Swap
Pay 2.05% Receive 6
month SOFR, 09/08/25 6,350,000 12,289
2-Year Interest Rate Swap
Pay 2.25% Receive 6
month SOFR, 03/08/27 9,190,000 77,635
89,924
Total Purchased Swaptions
(cost  $80,976) 89,924
Total Investments Before TBA Sale Commitments
(cost $1,036,253,181) — 105.9% 1,021,644,607
TBA Sale Commitments   (5.4)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 5/25/2055 (2,000,000) (1,662,341)
4.50%, 5/25/2055 (8,000,000) (7,650,002)
TBA Sale Commitments
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA (continued)
5.50%, 5/25/2055 (21,000,000) (20,954,666)
GNMA TBA
3.00%, 5/15/2055 (2,000,000) (1,770,404)
3.50%, 5/15/2055 (6,000,000) (5,449,951)
4.50%, 5/15/2055 (14,000,000) (13,399,517)
5.50%, 5/15/2055 (1,000,000) (999,465)
Total TBA Sale Commitment
(cost $(51,492,031)) (51,886,346)
Total Investments
(cost $985,074,994) — 100.5% 969,758,261
Liabilities in excess of other assets — (0.5)% (4,395,891)
NET ASSETS — 100.0%
$ 965,362,370
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2025.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$145,636,629 which represents 15.09% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2025.
(d) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $29,503,476, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,313,668 and by $15,159,440 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
7/31/2025 - 2/15/2055, a total value of $30,473,108.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2025. The
maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $15,313,668.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

16 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 17
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.57 USD 40,302,867 673,376 35,488 708,864
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.63 USD 115,325,000 2,526,715 (590,615) 1,936,100
Total unrealized depreciation 3,200,091 (555,127) 2,644,964
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

18 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month EURIBOR Quarterly 2.14% At
Termination Pay 11/20/2027 EUR 133,980,000 (95,891) 428,342 332,451
6 Month EURIBOR
semi-annually
2.50% annually
Pay 5/14/2028 EUR 8,475,094 59 98,909 98,968
6 Month EURIBOR
semi-annually
2.50% annually
Rec 11/10/2053 EUR 3,521,637 (196,229) 128,517 (67,712)
6 Month EURIBOR
semi-annually
2.33% annually
Pay 2/25/2029 EUR 13,243,257 (32,136) 79,555 47,419
3 Month BBR Quarterly 3.75% Quarterly Pay 6/18/2027 AUD 5,320,000 24,052 17,233 41,285
6 Month EURIBOR
semi-annually
2.50% annually
Pay 6/18/2045 EUR 920,576 (46,193) 37,238 (8,955)
6 Month EURIBOR
semi-annually
2.50% annually
Pay 6/18/2035 EUR 1,390,000 (35,011) 44,278 9,267
6 Month EURIBOR
semi-annually
2.50% annually
Pay 6/18/2027 EUR 2,870,000 32,402 8,392 40,794
3 Month STIBOR Quarterly 2.75% annually Pay 6/18/2035 SEK 6,180,000 (10,169) 18,021 7,852
3 Month BBR Quarterly 4.25%
semi-annually Pay 6/18/2035 NZD 3,250,000 9,336 40,382 49,718
1 Day SONIA annually 3.75% annually Pay 6/18/2027 GBP 950,000 1,342 3,646 4,988
1 Day SOFR annually 3.50% annually Pay 6/18/2027 USD 1,000,000 2,845 1,093 3,938
1 Day SONIA annually 3.50% annually Pay 6/18/2035 GBP 1,160,000 (77,250) 21,929 (55,321)
1 Day ESTR annually 2.53% annually Pay 3/19/2056 EUR 1,240,000 (13,540) 60,326 46,786
1 Day TONAR annually 0.75% annually Rec 6/18/2030 JPY 4,597,330,000 36,924 9,831 46,755
1 Day SONIA annually 3.50% annually Pay 6/18/2030 GBP 10,730,000 (241,505) 171,769 (69,736)
1 Day TONAR annually 0.50% annually Rec 6/18/2027 JPY 1,295,500,000 18,770 10,278 29,048
1 Day REPO_CORRA
semi-annually
3.00%
semi-annually Pay 6/18/2035 CAD 1,760,000 14,273 8,028 22,301
1 Day REPO_CORRA
semi-annually
3.00%
semi-annually Pay 6/18/2027 CAD 3,680,000 29,579 7,289 36,868
1 Day SOFR annually 3.85% annually Pay 3/31/2027 USD 80,950,000 33,334 685,592 718,926
1 Day TONAR annually 1.00% annually Rec 6/18/2035 JPY 929,000,000 30,844 3,244 34,088
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 2,539,164 (5,067) 93,224 88,157
Total unrealized appreciation (519,231) 1,977,116 1,457,885
6 Month EURIBOR
semi-annually
2.00% annually
Rec 6/18/2075 EUR 550,000 77,501 (26,316) 51,185
6 Month EURIBOR
semi-annually
2.18% At
Termination Rec 11/20/2027 EUR 133,980,000 (65,121) (242,542) (307,663)
6 Month EURIBOR
semi-annually
2.61% annually
Rec 3/19/2056 EUR 1,240,000 2,886 (54,478) (51,592)
6 Month NIBOR
semi-annually
4.00% annually
Rec 6/18/2035 NOK 17,800,000 974 (19,716) (18,742)
6 Month NIBOR
semi-annually
4.00% annually
Rec 6/18/2027 NOK 11,100,000 5,227 (6,176) (949)
6 Month BBR semi-annually 4.25%
semi-annually Rec 6/18/2035 AUD 820,000 4,273 (13,702) (9,429)
1 Day SARON annually 0.75% annually Rec 6/18/2035 CHF 1,390,000 (20,809) (39,020) (59,829)
1 Day TONAR annually 1.75% annually Pay 6/18/2055 JPY 396,000,000 (98,396) (11,094) (109,490)
1 Day SOFR annually 3.80% annually Rec 8/31/2029 USD 124,660,000 (414,269) (1,954,636) (2,368,905)
1 Day ESTR annually 1.75% annually Rec 6/18/2027 EUR 13,490,000 (14,203) (23,912) (38,115)
1 Day TONAR annually 2.16% annually Pay 8/2/2044 JPY 2,317,630,000 (156,012) (146,961) (302,973)
1 Day TONAR annually 1.30% annually Rec 8/2/2034 JPY 1,803,910,000 (3,096) (44,235) (47,331)
1 Day SOFR annually 3.25% annually Rec 6/18/2035 USD 2,990,000 126,094 (27,356) 98,738
Total unrealized depreciation (554,951) (2,610,144) (3,165,095)
Net unrealized depreciation (1,074,182) (633,028) (1,707,210)
–
As of April 30, 2025, the Fund had $5,201,708 segregated as collateral for swap contracts.

Nationwide Bond Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 19
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 772,469 USD 995,823 Bank of America NA 6/4/2025 33,770
Total unrealized appreciation 33,770
USD 1,922,272 EUR 1,746,474 Deutsche Bank Securities, Inc. 6/30/2025 (63,831)
USD 1,482,159 EUR 1,335,767 Deutsche Bank Securities, Inc. 6/30/2025 (36,886)
Total unrealized depreciation (100,717)
Net unrealized depreciation (66,947)
Currency:
EUR Euro
GBP British pound
USD United States dollar

20 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Portfolio
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 2 6/2025 EUR 298,574 (17)
U.S. Treasury 2 Year Note 364 6/2025 USD 75,766,031 185,379
U.S. Treasury 5 Year Note 1,048 6/2025 USD 114,436,688 1,800,107
U.S. Treasury 10 Year Note 210 6/2025 USD 23,565,938 318,148
U.S. Treasury 10 Year Ultra Note 45 6/2025 USD 5,163,047 63,899
U.S. Treasury Ultra Bond 41 6/2025 USD 4,962,281 41,747
Total long contracts 2,409,263
Short Contracts
Euro-buxl (1) 6/2025 EUR (140,587) 2,215
U.S. Treasury Long Bond (30) 6/2025 USD (3,498,750) 35
Total short contracts 2,250
Net contracts 2,411,513
Currency:
EUR Euro
USD United States Dollar
Written Swaptions Contracts as of April 30, 2025 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate
Notional
Amount Value($)
Call
30-Year Interest Rate
Swap
6 Month
Euribor
semi-annually 2.46250
JPMorgan Chase
Bank US 09/08/2025 2.46 % EUR 590,000 (26,268)
30-Year Interest Rate
Swap
6 Month
Euribor
semi-annually 2.3470 Bank of America NA 03/08/2027 2.35 EUR 860,000 (67,437)
Total Written Swaptions Contracts (Premiums Received ($81,346)) (93,705)
Currency:
EUR Euro
The accompanying notes are an integral part of these financial statements.

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 21
Common Stocks 96 .5%
Shares Value ($)
Aerospace & Defense 1 .8%
AAR Corp.* 937 50,092
AeroVironment, Inc.* 755 114,398
Archer Aviation, Inc., Class A* 11,867 98,852
Boeing Co. (The)* 25,860 4,738,586
Byrna Technologies, Inc.* 868 19,435
Cadre Holdings, Inc. 732 21,338
Ducommun, Inc.* 214 12,266
Eve Holding, Inc.* 4,549 16,194
GE Aerospace 52,419 10,564,525
Howmet Aerospace, Inc. 49,624 6,876,894
Intuitive Machines, Inc.* 2,961 24,280
Kratos Defense & Security
Solutions, Inc.* 3,546 119,802
L3Harris Technologies, Inc.(a) 34,658 7,625,453
Leonardo DRS, Inc. 2,213 81,793
Mercury Systems, Inc.* 1,264 63,200
Moog, Inc., Class A 969 162,065
National Presto Industries, Inc. 204 17,207
Park Aerospace Corp. 1,986 25,957
Redwire Corp.* 1,955 21,075
Rocket Lab USA, Inc.* 10,381 226,202
RTX Corp. 61,505 7,757,626
Triumph Group, Inc.* 1,753 44,526
V2X, Inc.* 254 12,639
Virgin Galactic Holdings, Inc.* 3,317 9,586
Woodward, Inc. 40,270 7,553,444
46,257,435
Air Freight & Logistics 0 .2%
Forward Air Corp.* 637 9,377
Hub Group, Inc., Class A 1,941 61,316
United Parcel Service, Inc.,
Class B 41,812 3,984,683
4,055,376
Automobile Components 0 .1%
Adient plc* 276 3,491
American Axle &
Manufacturing Holdings,
Inc.* 3,628 13,859
Aptiv plc* 22,357 1,275,690
Cooper-Standard Holdings,
Inc.* 1,341 19,672
Dana, Inc. 5,039 69,236
Dorman Products, Inc.* 1,015 115,000
Fox Factory Holding Corp.* 458 9,302
Gentherm, Inc.* 300 7,803
Goodyear Tire & Rubber Co.
(The)* 5,986 65,128
Holley, Inc.* 6,896 14,826
LCI Industries 501 38,617
Luminar Technologies, Inc.,
Class A* 1,900 7,429
Mobileye Global, Inc., Class A* 41,859 610,304
Modine Manufacturing Co.* 1,699 138,706
Patrick Industries, Inc. 1,417 109,081
Phinia, Inc. 2,188 87,848
Solid Power, Inc.* 10,861 11,839
Visteon Corp.* 369 29,221
XPEL, Inc. Reg. S* 354 10,139
2,637,191
Common Stocks
Shares Value ($)
Automobiles 1 .4%
General Motors Co. 69,965 3,165,217
Tesla, Inc.* 117,123 33,047,426
Winnebago Industries, Inc. 869 27,651
36,240,294
Banks 4 .3%
1st Source Corp. 885 53,056
Amalgamated Financial Corp. 1,047 29,484
Ameris Bancorp 1,814 106,300
Associated Banc-Corp. 3,942 86,961
Atlantic Union Bankshares
Corp. 2,588 71,688
Axos Financial, Inc.* 1,616 102,584
Banc of California, Inc. 2,155 29,049
BancFirst Corp. 237 27,923
Bancorp, Inc. (The)* 1,885 91,064
Bank First Corp. 341 37,230
Bank of America Corp. 613,136 24,451,864
Bank of Hawaii Corp. 1,042 68,887
Bank of NT Butterfield & Son
Ltd. (The) 2,416 97,075
BankUnited, Inc. 1,593 52,107
Banner Corp. 1,268 77,526
BayCom Corp. 1,454 37,819
Berkshire Hills Bancorp, Inc. 2,187 54,303
Brookline Bancorp, Inc. 2,338 24,409
Burke & Herbert Financial
Services Corp. 75 4,193
Byline Bancorp, Inc. 789 20,151
Cadence Bank 5,317 155,575
Camden National Corp. 795 30,623
Capital Bancorp, Inc. 694 21,923
Capital City Bank Group, Inc. 758 27,697
Capitol Federal Financial, Inc. 6,191 35,103
Cathay General Bancorp 2,260 94,219
Central Pacific Financial Corp. 2,258 58,008
Citizens Financial Group, Inc. 43,219 1,594,349
Citizens Financial Services,
Inc. 273 14,859
City Holding Co. 667 77,285
CNB Financial Corp. 703 15,431
Community Financial System,
Inc. 1,737 94,823
Community Trust Bancorp, Inc. 1,077 52,730
ConnectOne Bancorp, Inc. 2,205 49,679
Customers Bancorp, Inc.* 1,005 50,250
CVB Financial Corp. 3,518 65,224
Dime Community Bancshares,
Inc. 579 14,875
East West Bancorp, Inc.(a) 72,733 6,222,308
Eastern Bankshares, Inc. 4,079 60,859
Enterprise Financial Services
Corp. 1,132 58,887
Farmers National Banc Corp. 1,865 24,320
FB Financial Corp. 376 16,003
First Bancorp 6,996 148,790
First Busey Corp. 3,655 75,987
First Business Financial
Services, Inc. 385 18,534
First Commonwealth Financial
Corp. 3,484 53,375

22 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 866 32,631
First Financial Bancorp 2,475 57,296
First Financial Bankshares,
Inc. 3,657 122,546
First Financial Corp. 1,154 57,008
First Foundation, Inc. 3,016 15,140
First Interstate BancSystem,
Inc., Class A 1,621 42,462
First Merchants Corp. 2,578 91,880
First Mid Bancshares, Inc. 454 15,177
Flagstar Financial, Inc. 9,038 105,835
Fulton Financial Corp. 6,718 112,056
German American Bancorp,
Inc. 1,000 37,910
Glacier Bancorp, Inc. 2,493 101,615
Great Southern Bancorp, Inc. 479 26,345
Guaranty Bancshares, Inc. 391 15,429
Hancock Whitney Corp. 2,643 137,674
Hanmi Financial Corp. 2,328 53,241
HBT Financial, Inc. 1,534 35,550
Heritage Commerce Corp. 2,686 24,281
Heritage Financial Corp. 2,255 51,459
Hilltop Holdings, Inc. 679 20,051
Home BancShares, Inc. 6,113 169,636
Hope Bancorp, Inc. 2,434 24,267
Horizon Bancorp, Inc. 875 12,845
Independent Bank Corp. 3,024 130,303
International Bancshares Corp. 2,386 145,641
JPMorgan Chase & Co. 145,086 35,490,937
Kearny Financial Corp. 3,488 21,835
Lakeland Financial Corp. 875 48,711
Live Oak Bancshares, Inc. 792 20,703
M&T Bank Corp. 37,623 6,386,880
Mercantile Bank Corp. 1,180 49,926
Metropolitan Bank Holding
Corp.* 293 18,146
Midland States Bancorp, Inc. 1,766 28,751
National Bank Holdings Corp.,
Class A 1,074 38,836
National Bankshares, Inc. 548 14,122
NB Bancorp, Inc.* 2,556 43,835
NBT Bancorp, Inc. 978 41,409
Nicolet Bankshares, Inc. 85 9,929
Northeast Community
Bancorp, Inc. 2,180 49,617
Northfield Bancorp, Inc. 3,398 35,849
Northrim Bancorp, Inc. 563 45,203
Northwest Bancshares, Inc. 4,105 50,697
OceanFirst Financial Corp. 2,687 44,497
OFG Bancorp 2,194 86,334
Old National Bancorp 8,727 179,689
Orange County Bancorp, Inc. 528 12,529
Pacific Premier Bancorp, Inc. 2,525 51,359
Park National Corp. 434 65,143
Parke Bancorp, Inc. 721 13,591
Pathward Financial, Inc. 1,114 88,418
PCB Bancorp 1,563 30,650
Peapack-Gladstone Financial
Corp. 207 5,730
Peoples Bancorp of North
Carolina, Inc. 1,040 28,725
Common Stocks
Shares Value ($)
Banks
Peoples Bancorp, Inc. 1,285 37,278
PNC Financial Services
Group, Inc. (The) 21,667 3,481,670
Preferred Bank 820 65,485
Princeton Bancorp, Inc. 547 16,673
Provident Financial Services,
Inc. 5,246 85,877
QCR Holdings, Inc. 622 40,399
RBB Bancorp 1,158 18,042
Red River Bancshares, Inc. 570 30,039
Renasant Corp. 2,520 80,816
Republic Bancorp, Inc., Class
A 842 57,130
S&T Bancorp, Inc. 1,609 58,632
Seacoast Banking Corp. of
Florida 1,582 37,509
ServisFirst Bancshares, Inc. 1,188 84,609
Sierra Bancorp 1,627 43,050
Simmons First National Corp.,
Class A 3,342 62,362
South Plains Financial, Inc. 1,102 37,148
Southern States Bancshares,
Inc. 525 17,540
Southside Bancshares, Inc. 1,441 40,622
SouthState Corp. 2,683 232,831
Stock Yards Bancorp, Inc. 735 53,501
Texas Capital Bancshares,
Inc.* 1,253 85,392
Timberland Bancorp, Inc. 1,132 34,798
Tompkins Financial Corp. 89 5,304
Towne Bank 2,208 72,754
TriCo Bancshares 1,250 48,225
Triumph Financial, Inc.* 408 21,795
TrustCo Bank Corp. 1,326 40,377
Trustmark Corp. 1,573 52,774
UMB Financial Corp. 1,432 135,424
United Bankshares, Inc. 3,814 130,782
United Community Banks, Inc. 2,084 57,539
Unity Bancorp, Inc. 986 40,820
Univest Financial Corp. 1,343 39,672
Valley National Bancorp 12,786 109,960
Veritex Holdings, Inc. 1,726 40,181
WaFd, Inc. 1,875 53,494
Wells Fargo & Co. 385,323 27,361,786
WesBanco, Inc. 2,349 69,953
Westamerica Bancorp 1,049 50,803
WSFS Financial Corp. 1,544 79,593
112,408,357
Beverages 0 .9%
Coca-Cola Co. (The) 189,322 13,735,311
Coca-Cola Europacific
Partners plc(a) 62,657 5,685,496
MGP Ingredients, Inc. 1,402 41,317
Molson Coors Beverage Co.,
Class B 63,222 3,637,162
Primo Brands Corp., Class A 5,697 186,121
Vita Coco Co., Inc. (The)* 1,310 43,295
23,328,702
Biotechnology 1 .3%
89bio, Inc.* 5,432 43,565
AbbVie, Inc. 73,431 14,326,388

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Biotechnology
Absci Corp.* 3,211 9,858
ACADIA Pharmaceuticals,
Inc.* 2,714 39,624
ACELYRIN, Inc.* 2,280 5,632
Acumen Pharmaceuticals,
Inc.* 6,147 6,946
ADMA Biologics, Inc.* 7,041 167,576
Agios Pharmaceuticals, Inc.* 1,443 42,843
Akebia Therapeutics, Inc.* 3,293 7,936
Akero Therapeutics, Inc.* 2,031 92,634
Aldeyra Therapeutics, Inc.* 2,798 7,415
Alector, Inc.* 2,715 3,258
Alkermes plc* 5,471 157,401
Altimmune, Inc.* 2,725 14,306
ALX Oncology Holdings, Inc.* 2,442 1,319
Amicus Therapeutics, Inc.* 7,992 61,379
AnaptysBio, Inc.* 454 10,088
Anavex Life Sciences Corp.* 2,752 26,144
Anika Therapeutics, Inc.* 547 7,948
Annexon, Inc.* 2,251 4,187
Apogee Therapeutics, Inc.* 1,170 45,922
Applied Therapeutics, Inc.* 2,754 1,127
Arcellx, Inc.* 1,348 87,553
Arcturus Therapeutics
Holdings, Inc.* 432 5,534
Arcus Biosciences, Inc.* 3,084 26,985
Arcutis Biotherapeutics, Inc.* 3,808 56,777
Ardelyx, Inc.* 6,676 36,751
ArriVent Biopharma, Inc.* 546 11,608
Arrowhead Pharmaceuticals,
Inc.* 3,488 48,448
ARS Pharmaceuticals, Inc.* 2,291 32,005
Astria Therapeutics, Inc.* 1,792 9,247
Atossa Therapeutics, Inc.* 12,286 11,032
Aura Biosciences, Inc.* 3,125 18,219
Aurinia Pharmaceuticals, Inc.* 6,114 50,379
Avidity Biosciences, Inc.* 3,582 116,952
Beam Therapeutics, Inc.* 2,409 48,011
BioCryst Pharmaceuticals,
Inc.* 6,509 57,605
Biohaven Ltd.* 2,693 59,569
BioMarin Pharmaceutical, Inc.* 12,753 812,239
Biomea Fusion, Inc.* 1,381 2,900
Black Diamond Therapeutics,
Inc.* 4,615 7,845
Blueprint Medicines Corp.* 1,787 159,936
Bridgebio Pharma, Inc.* 4,041 155,013
C4 Therapeutics, Inc.* 4,822 7,908
Cabaletta Bio, Inc.* 10,565 13,946
Candel Therapeutics, Inc.* 555 2,725
Capricor Therapeutics, Inc.* 758 9,627
Cardiff Oncology, Inc.* 3,442 9,431
CareDx, Inc.* 1,974 33,321
Cargo Therapeutics, Inc.* 1,324 6,051
Cartesian Therapeutics, Inc.* 237 2,844
Catalyst Pharmaceuticals,
Inc.* 4,390 106,633
Celcuity, Inc.* 864 9,625
Celldex Therapeutics, Inc.* 1,908 39,744
Century Therapeutics, Inc.* 3,940 2,134
CG oncology, Inc.* 1,193 32,139
Climb Bio, Inc.* 3,048 4,084
Common Stocks
Shares Value ($)
Biotechnology
Cogent Biosciences, Inc.* 2,760 14,380
Compass Therapeutics, Inc.* 6,434 11,967
Corbus Pharmaceuticals
Holdings, Inc.* 1,600 11,952
Crinetics Pharmaceuticals,
Inc.* 2,163 72,223
Cullinan Therapeutics, Inc.* 1,058 8,760
Cytokinetics, Inc.* 3,040 130,234
Day One Biopharmaceuticals,
Inc.* 2,181 16,968
Denali Therapeutics, Inc.* 3,427 57,060
Design Therapeutics, Inc.* 5,569 27,065
Dianthus Therapeutics, Inc.* 503 10,991
Disc Medicine, Inc.* 578 28,565
Dynavax Technologies Corp.* 2,418 28,411
Dyne Therapeutics, Inc.* 2,216 26,127
Enanta Pharmaceuticals, Inc.* 1,202 7,320
Entrada Therapeutics, Inc.* 957 8,737
Erasca, Inc.* 13,158 19,211
Fate Therapeutics, Inc.* 3,780 4,838
Foghorn Therapeutics, Inc.* 1,178 4,948
Generation Bio Co.* 8,098 3,507
Geron Corp.* 5,039 7,105
Greenwich Lifesciences, Inc.* 797 8,050
Gyre Therapeutics, Inc.* 1,154 11,263
Halozyme Therapeutics, Inc.* 4,672 286,954
Humacyte, Inc.* 13,054 18,928
Ideaya Biosciences, Inc.* 2,125 42,776
IGM Biosciences, Inc.* 2,221 3,076
ImmunityBio, Inc.* 5,018 12,595
Immunome, Inc.* 2,435 21,404
Immunovant, Inc.* 766 12,371
Inmune Bio, Inc.* 1,757 13,810
Inozyme Pharma, Inc.* 2,373 2,729
Insmed, Inc.* 4,272 307,584
Intellia Therapeutics, Inc.* 2,146 19,035
Invivyd, Inc.* 16,053 10,117
Ionis Pharmaceuticals, Inc.* 43,927 1,348,998
Iovance Biotherapeutics, Inc.* 7,878 28,282
Ironwood Pharmaceuticals,
Inc., Class A* 5,454 5,085
iTeos Therapeutics, Inc.* 987 7,156
Janux Therapeutics, Inc.* 696 23,107
KalVista Pharmaceuticals,
Inc.* 1,064 14,651
Kiniksa Pharmaceuticals
International plc, Class A* 970 26,161
Kodiak Sciences, Inc.* 8,305 36,210
Korro Bio, Inc.* 110 1,952
Krystal Biotech, Inc.* 742 126,051
Kura Oncology, Inc.* 1,281 8,403
Kymera Therapeutics, Inc.* 1,531 52,467
Kyverna Therapeutics, Inc.* 2,319 5,357
Larimar Therapeutics, Inc.* 5,768 15,285
Lexicon Pharmaceuticals, Inc.* 26,192 19,141
Lyell Immunopharma, Inc.* 5,076 2,412
Madrigal Pharmaceuticals,
Inc.* 524 174,969
MannKind Corp.* 10,865 54,760
MeiraGTx Holdings plc* 2,599 18,427
Mersana Therapeutics, Inc.* 7,325 3,171
MiMedx Group, Inc.* 5,442 37,441

24 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Mineralys Therapeutics, Inc.* 1,223 17,379
Mirum Pharmaceuticals, Inc.* 746 32,414
Monte Rosa Therapeutics,
Inc.* 3,589 17,622
Myriad Genetics, Inc.* 2,770 20,526
Neurocrine Biosciences, Inc.* 27,764 2,989,905
Neurogene, Inc.* 1,209 18,135
Nkarta, Inc.* 2,233 4,734
Novavax, Inc.* 3,715 24,779
Nurix Therapeutics, Inc.* 1,902 21,930
Nuvalent, Inc., Class A* 848 65,084
Ocugen, Inc.* 8,463 6,324
Olema Pharmaceuticals, Inc.* 1,347 6,950
Organogenesis Holdings, Inc.,
Class A* 2,952 14,494
ORIC Pharmaceuticals, Inc.* 2,990 17,073
Perspective Therapeutics,
Inc.* 7,384 18,091
Praxis Precision Medicines,
Inc.* 358 13,475
Prelude Therapeutics, Inc.* 2,731 2,621
Prime Medicine, Inc.* 5,671 9,811
ProKidney Corp., Class A* 16,969 15,028
Protagonist Therapeutics, Inc.* 1,739 79,681
Prothena Corp. plc* 532 4,894
PTC Therapeutics, Inc.* 2,438 121,510
Recursion Pharmaceuticals,
Inc., Class A* 13,050 72,949
Regeneron Pharmaceuticals,
Inc. 4,194 2,511,199
REGENXBIO, Inc.* 514 4,940
Relay Therapeutics, Inc.* 1,876 6,247
Replimune Group, Inc.* 1,663 16,264
Revolution Medicines, Inc.* 4,383 176,986
Rhythm Pharmaceuticals, Inc.* 1,857 121,058
Rigel Pharmaceuticals, Inc.* 1,078 21,086
Rocket Pharmaceuticals, Inc.* 1,904 14,527
Sana Biotechnology, Inc.* 6,223 11,824
Scholar Rock Holding Corp.* 1,621 53,347
Soleno Therapeutics, Inc.* 701 52,477
Solid Biosciences, Inc.* 1,354 4,482
SpringWorks Therapeutics,
Inc.* 1,848 85,562
Spyre Therapeutics, Inc.* 694 10,570
Stoke Therapeutics, Inc.* 1,269 12,385
Summit Therapeutics, Inc.* 2,660 64,159
Sutro Biopharma, Inc.* 4,144 4,351
Syndax Pharmaceuticals, Inc.* 1,804 25,527
Taysha Gene Therapies, Inc.* 8,142 15,795
Tenaya Therapeutics, Inc.* 4,663 2,215
TG Therapeutics, Inc.* 3,937 179,173
Tourmaline Bio, Inc.* 521 8,966
Travere Therapeutics, Inc.* 2,386 49,653
TScan Therapeutics, Inc.* 2,767 4,441
Twist Bioscience Corp.* 2,131 81,660
Tyra Biosciences, Inc.* 1,087 11,196
Vaxcyte, Inc.* 3,360 120,422
Vera Therapeutics, Inc., Class
A* 1,083 25,310
Veracyte, Inc.* 3,206 97,783
Verastem, Inc.* 2,770 20,747
Vericel Corp.* 1,927 73,265
Common Stocks
Shares Value ($)
Biotechnology
Vertex Pharmaceuticals, Inc.* 10,484 5,341,598
Verve Therapeutics, Inc.* 6,850 38,839
Vir Biotechnology, Inc.* 1,428 8,739
Viridian Therapeutics, Inc.* 1,632 22,114
Xencor, Inc.* 1,796 19,792
Y-mAbs Therapeutics, Inc.* 1,096 4,658
Zentalis Pharmaceuticals, Inc.* 1,875 2,662
Zymeworks, Inc.* 1,195 15,547
33,395,838
Broadline Retail 3 .3%
Amazon.com, Inc.* 469,266 86,542,035
Groupon, Inc., Class A* 756 13,767
86,555,802
Building Products 0 .3%
American Woodmark Corp.* 180 10,620
Apogee Enterprises, Inc. 1,301 51,611
AZZ, Inc. 936 81,207
Builders FirstSource, Inc.* 10,154 1,214,723
CSW Industrials, Inc. 454 141,866
Gibraltar Industries, Inc.* 637 33,729
Griffon Corp. 1,878 127,911
Janus International Group,
Inc.* 1,327 9,130
Masterbrand, Inc.* 1,849 22,465
Resideo Technologies, Inc.* 3,648 61,213
Tecnoglass, Inc. 780 55,591
Trane Technologies plc 14,677 5,625,841
UFP Industries, Inc. 2,266 223,994
Zurn Elkay Water Solutions
Corp. 4,183 142,055
7,801,956
Capital Markets 2 .8%
Acadian Asset Management,
Inc. 1,497 40,329
Ares Management Corp.,
Class A 16,996 2,592,400
Artisan Partners Asset
Management, Inc., Class A 2,588 95,704
B. Riley Financial, Inc. 5,720 16,760
Bank of New York Mellon
Corp. (The) 23,381 1,880,066
BGC Group, Inc., Class A 11,040 100,022
Blackrock, Inc. 4,921 4,499,073
Brookfield Corp. 16,296 874,606
Charles Schwab Corp. (The) 74,110 6,032,554
Cohen & Steers, Inc. 502 38,313
Diamond Hill Investment
Group, Inc. 315 39,684
DigitalBridge Group, Inc. 1,999 16,792
Donnelley Financial Solutions,
Inc.* 742 35,764
GCM Grosvenor, Inc., Class A 1,110 13,919
Hamilton Lane, Inc., Class A 894 138,114
Intercontinental Exchange, Inc. 64,033 10,755,623
KKR & Co., Inc. 35,143 4,015,791
LPL Financial Holdings, Inc. 6,189 1,979,180
Moelis & Co., Class A 2,376 127,306
Moody's Corp. 8,483 3,843,817
Morgan Stanley 47,527 5,485,566
MSCI, Inc., Class A 8,934 4,870,013

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Capital Markets
Nasdaq, Inc. 92,890 7,079,147
Patria Investments Ltd., Class
A 2,869 30,067
Perella Weinberg Partners,
Class A 670 11,504
Piper Sandler Cos. 649 156,487
PJT Partners, Inc., Class A 919 130,231
Raymond James Financial,
Inc. 44,589 6,110,477
S&P Global, Inc. 22,366 11,184,118
Silvercrest Asset Management
Group, Inc., Class A 814 12,454
StepStone Group, Inc., Class
A 859 42,959
StoneX Group, Inc.* 646 57,213
Tradeweb Markets, Inc., Class
A 13,979 1,933,296
Victory Capital Holdings, Inc.,
Class A 1,885 107,992
Virtus Investment Partners,
Inc. 189 29,029
WisdomTree, Inc. 5,788 50,356
74,426,726
Chemicals 1 .5%
ASP Isotopes, Inc.* 3,087 16,299
Avient Corp. 2,532 84,341
Balchem Corp. 1,096 171,579
Cabot Corp. 2,017 158,415
Ecolab, Inc. 9,271 2,331,008
Element Solutions, Inc. 38,472 785,214
Hawkins, Inc. 730 88,899
HB Fuller Co. 1,361 73,548
Ingevity Corp.* 1,287 42,445
Innospec, Inc. 866 77,490
Koppers Holdings, Inc. 509 12,756
Linde plc 23,763 10,770,104
Mativ Holdings, Inc. 2,040 10,424
Minerals Technologies, Inc. 1,426 73,567
Orion SA 940 11,318
Perimeter Solutions, Inc.* 1,675 16,968
PureCycle Technologies, Inc.* 4,847 32,523
Quaker Chemical Corp. 536 56,784
Rayonier Advanced Materials,
Inc.* 2,489 10,603
RPM International, Inc. 56,672 6,049,736
Sensient Technologies Corp. 1,345 126,363
Sherwin-Williams Co. (The) 36,775 12,978,633
Stepan Co. 244 12,337
Tronox Holdings plc 1,269 6,865
Westlake Corp. 53,037 4,902,210
38,900,429
Commercial Services & Supplies 0 .4%
ABM Industries, Inc. 2,102 102,451
ACCO Brands Corp. 7,136 27,545
ACV Auctions, Inc., Class A* 2,417 35,506
Brink's Co. (The) 1,745 155,724
Casella Waste Systems, Inc.,
Class A* 1,397 164,078
Cimpress plc* 837 35,171
CompX International, Inc. 464 12,621
CoreCivic, Inc.* 3,712 84,040
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Deluxe Corp. 2,989 43,639
Ennis, Inc. 1,972 35,397
GEO Group, Inc. (The)* 3,666 114,672
HNI Corp. 2,043 86,419
Interface, Inc., Class A 3,612 67,905
LanzaTech Global, Inc.* 29,571 7,239
Matthews International Corp.,
Class A 502 10,266
MillerKnoll, Inc. 2,635 43,214
Montrose Environmental
Group, Inc.* 671 9,817
OPENLANE, Inc.* 3,353 62,064
Pitney Bowes, Inc. 6,352 55,135
Quad/Graphics, Inc. 4,531 21,613
Republic Services, Inc., Class
A 18,172 4,556,629
Steelcase, Inc., Class A 5,026 49,858
UniFirst Corp. 446 79,598
Virco Mfg. Corp. 615 5,652
VSE Corp. 122 13,971
Waste Connections, Inc. 23,805 4,704,582
10,584,806
Communications Equipment 0 .3%
ADTRAN Holdings, Inc.* 4,720 36,155
Applied Optoelectronics, Inc.* 1,270 16,243
Calix, Inc.* 1,266 51,792
CommScope Holding Co.,
Inc.* 6,354 23,764
Digi International, Inc.* 2,208 60,058
Extreme Networks, Inc.* 3,316 43,639
Harmonic, Inc.* 1,180 10,596
Motorola Solutions, Inc. 14,104 6,211,260
NETGEAR, Inc.* 964 23,252
NetScout Systems, Inc.* 3,528 74,159
Viasat, Inc.* 3,245 30,081
Viavi Solutions, Inc.* 5,614 59,396
6,640,395
Construction & Engineering 0 .0%
†
Arcosa, Inc. 1,709 136,840
Argan, Inc. 447 68,449
Concrete Pumping Holdings,
Inc. 2,185 13,110
Construction Partners, Inc.,
Class A* 951 78,115
Dycom Industries, Inc.* 790 132,364
Fluor Corp.* 4,720 164,681
Granite Construction, Inc. 1,583 128,682
IES Holdings, Inc.* 306 60,184
Limbach Holdings, Inc.* 252 24,126
MYR Group, Inc.* 315 38,531
Northwest Pipe Co.* 805 34,100
Primoris Services Corp. 2,107 126,357
Sterling Infrastructure, Inc.* 1,078 161,086
Tutor Perini Corp.* 567 12,168
1,178,793
Construction Materials 0 .1%
Knife River Corp.* 1,635 152,676
Martin Marietta Materials, Inc. 6,326 3,314,698

26 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 471 44,043
3,511,417
Consumer Finance 0 .4%
American Express Co. 34,377 9,158,377
Bread Financial Holdings, Inc. 1,621 76,917
Dave, Inc.* 271 25,696
Enova International, Inc.* 851 78,113
FirstCash Holdings, Inc. 974 130,477
LendingClub Corp.* 2,283 22,305
LendingTree, Inc.* 334 17,231
Navient Corp. 4,651 57,579
Nelnet, Inc., Class A 767 81,371
OppFi, Inc. 1,521 14,221
PROG Holdings, Inc. 1,602 42,229
Upstart Holdings, Inc.* 2,807 134,175
World Acceptance Corp.* 135 17,431
9,856,122
Consumer Staples Distribution & Retail 2 .1%
Andersons, Inc. (The) 874 32,959
BJ's Wholesale Club Holdings,
Inc.*(a) 52,681 6,193,178
Chefs' Warehouse, Inc. (The)* 867 49,393
Costco Wholesale Corp. 21,942 21,821,319
Dollar Tree, Inc.* 55,264 4,518,937
Natural Grocers by Vitamin
Cottage, Inc. 280 14,045
Performance Food Group Co.* 77,023 6,212,675
PriceSmart, Inc. 1,103 111,944
SpartanNash Co. 683 13,551
Sprouts Farmers Market, Inc.* 3,015 515,565
United Natural Foods, Inc.* 826 22,062
Village Super Market, Inc.,
Class A 1,140 42,009
Walmart, Inc. 157,265 15,294,021
Weis Markets, Inc. 682 58,645
54,900,303
Containers & Packaging 0 .2%
Avery Dennison Corp. 21,255 3,636,943
Ball Corp. 22,957 1,192,387
Greif, Inc., Class A 405 21,254
Greif, Inc., Class B 245 13,615
Myers Industries, Inc. 3,352 35,196
O-I Glass, Inc.* 5,128 64,920
TriMas Corp. 1,025 24,651
4,988,966
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 931 11,675
Weyco Group, Inc. 477 14,262
25,937
Diversified Consumer Services 0 .0%
†
Adtalem Global Education,
Inc.* 1,564 166,097
American Public Education,
Inc.* 742 17,437
Carriage Services, Inc., Class
A 247 9,870
Chegg, Inc.* 12,469 9,067
Coursera, Inc.* 2,035 17,135
Common Stocks
Shares Value ($)
Diversified Consumer Services
Frontdoor, Inc.* 2,252 92,580
Graham Holdings Co., Class B 138 126,967
Laureate Education, Inc.* 5,349 107,354
Mister Car Wash, Inc.* 548 3,759
OneSpaWorld Holdings Ltd. 3,149 52,588
Perdoceo Education Corp. 1,810 45,467
Strategic Education, Inc. 494 40,301
Stride, Inc.* 963 136,987
Udemy, Inc.* 3,206 22,025
Universal Technical Institute,
Inc.* 1,250 35,075
882,709
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 4,293 73,754
Alpine Income Property Trust,
Inc. 924 14,276
American Assets Trust, Inc. 2,174 40,719
Broadstone Net Lease, Inc. 5,856 94,750
Empire State Realty Trust,
Inc., Class A 4,975 35,422
Essential Properties Realty
Trust, Inc. 5,973 192,151
One Liberty Properties, Inc. 436 10,638
461,710
Diversified Telecommunication Services 0 .8%
AST SpaceMobile, Inc., Class
A* 4,303 99,873
AT&T, Inc. 693,657 19,214,299
Cogent Communications
Holdings, Inc. 1,136 61,742
Globalstar, Inc.* 1,363 26,197
IDT Corp., Class B 1,313 65,978
Liberty Latin America Ltd.,
Class A* 6,082 32,964
Liberty Latin America Ltd.,
Class C* 3,134 17,237
Lumen Technologies, Inc.* 26,808 94,900
19,613,190
Electric Utilities 1 .6%
ALLETE, Inc. 1,896 124,169
Alliant Energy Corp. 41,769 2,549,580
American Electric Power Co.,
Inc. 34,503 3,738,055
Constellation Energy Corp. 9,331 2,084,919
Duke Energy Corp. 39,140 4,775,863
Entergy Corp. 19,459 1,618,405
FirstEnergy Corp. 40,385 1,731,709
Genie Energy Ltd., Class B 2,390 35,300
Hawaiian Electric Industries,
Inc.* 5,414 56,847
MGE Energy, Inc. 990 89,516
NextEra Energy, Inc. 63,057 4,217,252
NRG Energy, Inc.(a) 32,475 3,558,611
Otter Tail Corp. 1,376 109,227
PG&E Corp. 484,316 8,000,900
Portland General Electric Co. 2,770 116,672
PPL Corp. 193,349 7,057,238
TXNM Energy, Inc. 27,774 1,477,577
41,341,840

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Electrical Equipment 1 .3%
American Superconductor
Corp.* 1,132 22,470
AMETEK, Inc. 45,051 7,639,749
Array Technologies, Inc.* 5,696 27,227
Atkore, Inc. 1,213 77,474
Blink Charging Co.* 12,399 9,077
Bloom Energy Corp., Class A* 5,654 103,581
ChargePoint Holdings, Inc.* 19,695 12,266
Eaton Corp. plc 27,957 8,229,702
Energy Vault Holdings, Inc.* 9,987 7,472
EnerSys 1,437 124,444
Enovix Corp.* 5,243 35,128
FuelCell Energy, Inc.* 1,206 4,945
GE Vernova, Inc. 16,653 6,175,266
GrafTech International Ltd.* 13,544 8,573
NANO Nuclear Energy, Inc.* 1,115 25,366
NEXTracker, Inc., Class A* 3,918 159,110
NuScale Power Corp., Class
A* 2,470 40,928
nVent Electric plc 77,227 4,240,535
Plug Power, Inc.* 27,676 24,150
Powell Industries, Inc. 339 62,074
Rockwell Automation, Inc. 30,112 7,458,140
SES AI Corp.* 20,499 18,425
Shoals Technologies Group,
Inc., Class A* 6,377 23,021
Stem, Inc.* 43,402 23,476
SunPower Corp.*∞ 21,848 2
Sunrun, Inc.* 6,258 43,118
T1 Energy, Inc.* 11,945 14,454
TPI Composites, Inc.* 3,164 2,893
Vicor Corp.* 281 11,213
34,624,279
Electronic Equipment, Instruments & Components 0 .4%
Advanced Energy Industries,
Inc. 1,092 106,372
Amphenol Corp., Class A 77,581 5,969,858
Arlo Technologies, Inc.* 1,025 10,076
Badger Meter, Inc. 1,026 226,561
Bel Fuse, Inc., Class A 503 30,884
Belden, Inc. 1,616 166,626
Benchmark Electronics, Inc. 1,358 44,176
CDW Corp. 10,628 1,706,432
Climb Global Solutions, Inc. 123 12,964
CTS Corp. 1,426 54,302
Daktronics, Inc.* 1,077 13,667
ePlus, Inc.* 946 58,993
Evolv Technologies Holdings,
Inc.* 4,093 17,968
Fabrinet* 1,135 232,743
Insight Enterprises, Inc.* 855 118,229
Itron, Inc.* 1,150 127,984
Kimball Electronics, Inc.* 922 13,222
Knowles Corp.* 3,338 52,540
Methode Electronics, Inc. 1,401 8,784
MicroVision, Inc.* 13,480 15,232
Mirion Technologies, Inc.,
Class A* 4,852 76,565
Napco Security Technologies,
Inc. 1,587 36,263
Novanta, Inc.* 971 115,413
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
OSI Systems, Inc.* 398 81,487
Ouster, Inc.* 1,845 13,708
PAR Technology Corp.* 458 26,747
PC Connection, Inc. 866 53,727
Plexus Corp.* 999 122,308
Rogers Corp.* 587 36,282
Sanmina Corp.* 1,193 91,610
ScanSource, Inc.* 1,662 54,829
TTM Technologies, Inc.* 1,884 37,718
Vishay Intertechnology, Inc. 1,381 17,939
9,752,209
Energy Equipment & Services 0 .1%
Archrock, Inc. 5,027 118,285
Aris Water Solutions, Inc.,
Class A 570 14,227
Atlas Energy Solutions, Inc.,
Class A 702 9,498
Baker Hughes Co., Class A 53,847 1,906,184
Borr Drilling Ltd. 4,237 7,203
Cactus, Inc., Class A 2,115 80,243
ChampionX Corp. 7,434 179,382
Core Laboratories, Inc. 2,167 24,639
DMC Global, Inc.* 2,060 13,369
Expro Group Holdings NV* 834 6,897
Helix Energy Solutions Group,
Inc.* 3,129 19,056
Helmerich & Payne, Inc. 3,183 60,127
Innovex International, Inc.* 380 5,738
Kodiak Gas Services, Inc. 393 13,366
Liberty Energy, Inc., Class A 6,729 77,383
Nabors Industries Ltd.* 478 12,830
Noble Corp. plc 3,542 77,003
NPK International, Inc.* 1,564 9,040
Oceaneering International,
Inc.* 3,484 61,841
Patterson-UTI Energy, Inc. 16,993 95,841
ProPetro Holding Corp.* 5,568 27,729
Ranger Energy Services, Inc.,
Class A 2,726 30,231
RPC, Inc. 4,760 22,515
Seadrill Ltd.* 1,947 39,991
Select Water Solutions, Inc.,
Class A 4,764 40,589
Solaris Energy Infrastructure,
Inc., Class A 928 19,618
Tidewater, Inc.* 1,308 47,337
Transocean Ltd.* 17,427 37,119
Valaris Ltd.* 983 31,761
3,089,042
Entertainment 2 .0%
AMC Entertainment Holdings,
Inc., Class A* 7,587 20,257
Atlanta Braves Holdings, Inc.,
Class C* 929 37,030
Cinemark Holdings, Inc. 4,493 134,386
Electronic Arts, Inc. 8,346 1,210,921
IMAX Corp.* 1,374 33,429
Lions Gate Entertainment
Corp., Class B* 3,498 27,914
Live Nation Entertainment,
Inc.* 47,139 6,243,560

28 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Entertainment
Madison Square Garden
Entertainment Corp., Class
A* 1,386 44,962
Marcus Corp. (The) 2,338 38,133
Netflix, Inc.* 33,137 37,501,806
Playstudios, Inc.* 13,617 17,294
Sphere Entertainment Co.* 743 20,247
TKO Group Holdings, Inc.,
Class A 10,135 1,651,093
Walt Disney Co. (The) 49,358 4,489,110
51,470,142
Financial Services 4 .6%
Apollo Global Management,
Inc. 20,004 2,730,146
AvidXchange Holdings, Inc.* 1,551 12,610
Banco Latinoamericano de
Comercio Exterior SA, Class
E 233 8,924
Berkshire Hathaway, Inc.,
Class B* 50,306 26,825,674
Burford Capital Ltd. 4,548 61,762
Cannae Holdings, Inc. 1,538 27,238
Cass Information Systems,
Inc. 358 14,585
Compass Diversified Holdings 554 9,523
Corpay, Inc.* 21,754 7,078,099
Enact Holdings, Inc. 2,213 79,203
Equitable Holdings, Inc. 123,641 6,114,047
Essent Group Ltd. 4,023 229,029
EVERTEC, Inc. 2,330 79,080
Federal Agricultural Mortgage
Corp., Class C 310 54,352
Fiserv, Inc.* 80,964 14,943,525
Flywire Corp.* 4,139 38,948
HA Sustainable Infrastructure
Capital, Inc. 2,605 65,073
International Money Express,
Inc.* 1,019 12,656
Jackson Financial, Inc., Class
A 2,559 199,372
Marqeta, Inc., Class A* 16,553 69,192
Mastercard, Inc., Class A 65,514 35,905,603
Mr. Cooper Group, Inc.* 1,492 177,563
NCR Atleos Corp.* 1,941 54,193
NMI Holdings, Inc., Class A* 3,698 133,757
Pagseguro Digital Ltd., Class
A* 7,373 73,951
Payoneer Global, Inc.* 4,613 32,429
Paysafe Ltd.* 1,331 20,271
Paysign, Inc.* 5,203 12,487
PennyMac Financial Services,
Inc. 541 52,715
Radian Group, Inc. 5,854 186,977
Remitly Global, Inc.* 3,477 70,305
Repay Holdings Corp., Class
A* 3,157 12,628
Sezzle, Inc.* 508 26,391
StoneCo Ltd., Class A* 9,500 133,570
Visa, Inc., Class A(a) 73,381 25,353,135
Walker & Dunlop, Inc. 792 60,620
Common Stocks
Shares Value ($)
Financial Services
Waterstone Financial, Inc. 1,087 13,153
120,972,786
Food Products 0 .3%
B&G Foods, Inc. 2,047 14,104
Beyond Meat, Inc.* 2,471 6,128
Cal-Maine Foods, Inc. 1,668 155,741
Dole plc 4,690 71,241
Fresh Del Monte Produce, Inc. 2,285 77,713
Hain Celestial Group, Inc.
(The)* 5,149 15,653
J & J Snack Foods Corp. 315 40,821
John B Sanfilippo & Son, Inc. 198 13,121
Lancaster Colony Corp. 661 107,598
Mission Produce, Inc.* 1,348 14,120
Nestle SA, ADR 45,966 4,899,516
Seneca Foods Corp., Class A* 415 37,221
Simply Good Foods Co. (The)* 2,079 75,073
TreeHouse Foods, Inc.* 591 13,764
Utz Brands, Inc. 96,293 1,279,734
Vital Farms, Inc.* 911 31,193
WK Kellogg Co. 985 17,661
6,870,402
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 4,275 160,056
Chesapeake Utilities Corp. 532 70,049
New Jersey Resources Corp. 3,004 147,016
Northwest Natural Holding Co. 298 12,844
ONE Gas, Inc. 1,275 100,100
Southwest Gas Holdings, Inc. 2,297 165,866
Spire, Inc. 2,049 156,831
UGI Corp. 56,179 1,842,109
2,654,871
Ground Transportation 0 .8%
ArcBest Corp. 971 56,823
Canadian Pacific Kansas City
Ltd. 51,775 3,752,134
Covenant Logistics Group,
Inc., Class A 560 11,144
FTAI Infrastructure, Inc. 6,074 26,240
Heartland Express, Inc. 1,642 12,479
Hertz Global Holdings, Inc.* 4,950 33,759
Old Dominion Freight Line,
Inc.(a) 75,335 11,547,349
PAMT Corp.* 836 11,679
RXO, Inc.* 2,893 40,762
Uber Technologies, Inc.* 82,473 6,681,138
Werner Enterprises, Inc. 2,364 58,296
22,231,803
Health Care Equipment & Supplies 2 .6%
Abbott Laboratories 176,005 23,012,654
Align Technology, Inc.* 19,063 3,303,618
Alphatec Holdings, Inc.* 2,784 30,568
AngioDynamics, Inc.* 733 6,810
Artivion, Inc.* 1,029 24,377
AtriCure, Inc.* 1,274 38,105
Avanos Medical, Inc.* 2,622 32,906
Axogen, Inc.* 871 14,171
Bioventus, Inc., Class A* 672 4,912
Boston Scientific Corp.* 182,780 18,802,579

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cerus Corp.* 6,758 8,921
CONMED Corp. 1,377 67,624
Cooper Cos., Inc. (The)* 57,312 4,680,671
Dexcom, Inc.* 35,425 2,528,637
Embecta Corp. 2,602 31,718
Glaukos Corp.* 1,207 113,760
Haemonetics Corp.* 1,094 68,944
ICU Medical, Inc.* 724 98,891
Inmode Ltd.* 2,390 33,699
Integer Holdings Corp.* 956 120,752
Integra LifeSciences Holdings
Corp.* 1,615 26,470
iRadimed Corp. 773 40,513
iRhythm Technologies, Inc.* 923 98,659
Lantheus Holdings, Inc.* 2,186 228,087
LeMaitre Vascular, Inc. 1,020 92,555
LivaNova plc* 1,882 69,634
Medtronic plc 107,635 9,123,143
Merit Medical Systems, Inc.* 1,812 171,143
Neogen Corp.* 4,611 23,286
NeuroPace, Inc.* 1,274 14,893
Novocure Ltd.* 2,871 52,080
Omnicell, Inc.* 1,069 33,417
OraSure Technologies, Inc.* 791 2,365
Orthofix Medical, Inc.* 910 12,658
PROCEPT BioRobotics Corp.* 1,232 66,503
RxSight, Inc.* 402 5,917
Semler Scientific, Inc.* 518 16,747
SI-BONE, Inc.* 906 12,367
Tactile Systems Technology,
Inc.* 2,451 34,608
Tandem Diabetes Care, Inc.* 1,837 30,953
TransMedics Group, Inc.* 851 78,301
Treace Medical Concepts,
Inc.* 1,594 11,286
UFP Technologies, Inc.* 280 58,391
Utah Medical Products, Inc. 570 29,498
Varex Imaging Corp.* 1,338 11,132
Zimmer Biomet Holdings, Inc. 54,516 5,617,874
Zynex, Inc.* 1,912 3,174
68,989,971
Health Care Providers & Services 1 .9%
AdaptHealth Corp., Class A* 4,837 41,163
Addus HomeCare Corp.* 651 68,062
agilon health, Inc.* 7,701 32,806
AirSculpt Technologies, Inc.* 2,766 6,002
Alignment Healthcare, Inc.* 2,311 40,951
AMN Healthcare Services,
Inc.* 1,155 23,597
Astrana Health, Inc.* 907 28,271
Aveanna Healthcare Holdings,
Inc.* 2,864 13,203
Brookdale Senior Living, Inc.* 3,566 23,393
Castle Biosciences, Inc.* 1,024 20,531
Cencora, Inc.(a) 20,045 5,866,570
Cigna Group (The) 10,599 3,604,084
Community Health Systems,
Inc.* 7,108 19,405
Concentra Group Holdings
Parent, Inc. 4,117 89,545
CorVel Corp.* 1,063 115,612
Common Stocks
Shares Value ($)
Health Care Providers & Services
CVS Health Corp. 61,535 4,105,000
DocGo, Inc.* 4,297 9,582
Enhabit, Inc.* 1,246 9,956
Ensign Group, Inc. (The) 1,751 225,861
GeneDx Holdings Corp., Class
A* 414 27,676
Guardant Health, Inc.* 3,433 162,141
HealthEquity, Inc.* 2,479 212,500
Hims & Hers Health, Inc.* 6,294 208,331
InfuSystem Holdings, Inc.* 1,837 8,671
LifeStance Health Group, Inc.* 2,177 14,303
McKesson Corp. 5,591 3,985,209
ModivCare, Inc.* 372 443
National HealthCare Corp. 675 63,781
National Research Corp. 1,944 22,084
NeoGenomics, Inc.* 2,616 16,729
Option Care Health, Inc.* 5,754 185,912
Owens & Minor, Inc.* 3,366 23,764
Pediatrix Medical Group, Inc.* 2,792 35,961
Pennant Group, Inc. (The)* 842 21,572
Privia Health Group, Inc.* 2,549 59,851
Progyny, Inc.* 2,122 48,466
Quest Diagnostics, Inc. 14,685 2,617,161
RadNet, Inc.* 12,321 645,374
Select Medical Holdings Corp. 5,250 95,760
Surgery Partners, Inc.* 2,080 45,656
Talkspace, Inc.* 5,320 16,332
Tenet Healthcare Corp.* 8,051 1,150,890
UnitedHealth Group, Inc. 62,707 25,800,168
US Physical Therapy, Inc. 522 37,119
Viemed Healthcare, Inc.* 1,658 11,722
49,861,170
Health Care REITs 0 .5%
American Healthcare REIT,
Inc. 2,683 86,607
CareTrust REIT, Inc. 4,997 146,262
Diversified Healthcare Trust 7,347 16,604
LTC Properties, Inc. 1,728 61,984
National Health Investors, Inc. 1,712 129,547
Sabra Health Care REIT, Inc. 8,622 153,903
Universal Health Realty
Income Trust 1,143 43,674
Ventas, Inc. 176,313 12,356,015
12,994,596
Health Care Technology 0 .1%
Definitive Healthcare Corp.,
Class A* 5,164 14,046
Evolent Health, Inc., Class A* 2,081 20,519
HealthStream, Inc. 1,744 58,651
OptimizeRx Corp.* 1,620 14,774
Phreesia, Inc.* 2,007 50,095
Schrodinger, Inc.* 1,503 38,522
Teladoc Health, Inc.* 6,101 43,866
Waystar Holding Corp.* 30,019 1,115,806
1,356,279
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 9,030 106,283
Braemar Hotels & Resorts, Inc. 5,716 10,689
DiamondRock Hospitality Co. 8,815 64,702
RLJ Lodging Trust 6,357 44,562

30 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Ryman Hospitality Properties,
Inc. 2,240 197,008
Service Properties Trust 10,111 18,200
Xenia Hotels & Resorts, Inc. 1,495 15,967
457,411
Hotels, Restaurants & Leisure 2 .3%
Accel Entertainment, Inc.,
Class A* 3,457 35,607
BJ's Restaurants, Inc.* 829 27,598
Bloomin' Brands, Inc. 2,364 18,959
Booking Holdings, Inc. 1,398 7,128,794
Brinker International, Inc.* 1,344 180,499
Carnival Corp.* 374,758 6,873,062
Cheesecake Factory, Inc.
(The) 2,325 117,110
Cracker Barrel Old Country
Store, Inc. 549 23,442
Darden Restaurants, Inc. 10,484 2,103,510
Dave & Buster's
Entertainment, Inc.* 1,168 22,414
Despegar.com Corp.* 1,200 23,352
Dine Brands Global, Inc. 171 3,405
Domino's Pizza, Inc. 7,349 3,603,729
DraftKings, Inc., Class A* 145,139 4,831,677
El Pollo Loco Holdings, Inc.* 1,447 13,530
Everi Holdings, Inc.* 384 5,395
First Watch Restaurant Group,
Inc.* 710 12,539
Global Business Travel Group
I* 1,808 12,132
Hilton Grand Vacations, Inc.* 2,711 91,171
International Game
Technology plc 1,526 25,026
Kura Sushi USA, Inc., Class A* 214 12,600
Las Vegas Sands Corp. 28,523 1,045,939
Life Time Group Holdings,
Inc.* 2,311 70,855
Lindblad Expeditions Holdings,
Inc.* 1,398 12,358
McDonald's Corp. 58,836 18,806,927
Monarch Casino & Resort, Inc. 583 45,585
Nathan's Famous, Inc. 163 15,933
Papa John's International, Inc. 353 12,189
Portillo's, Inc., Class A* 2,468 25,519
Red Rock Resorts, Inc., Class
A 1,501 64,093
Rush Street Interactive, Inc.* 2,325 28,202
Sabre Corp.* 14,287 33,860
Shake Shack, Inc., Class A* 1,441 126,433
Six Flags Entertainment Corp. 2,656 91,393
Starbucks Corp. 54,996 4,402,430
Super Group SGHC Ltd. 6,617 53,730
Sweetgreen, Inc., Class A* 3,354 65,336
Target Hospitality Corp.* 1,673 11,376
Texas Roadhouse, Inc., Class
A 37,200 6,173,712
United Parks & Resorts, Inc.* 1,083 47,273
Wynn Resorts Ltd. 60,560 4,863,574
61,162,268
Household Durables 0 .4%
Cavco Industries, Inc.* 327 161,489
Common Stocks
Shares Value ($)
Household Durables
Century Communities, Inc. 605 32,997
Champion Homes, Inc.* 1,576 136,324
Cricut, Inc., Class A 2,666 13,277
Flexsteel Industries, Inc. 305 10,184
GoPro, Inc., Class A* 21,670 12,482
Green Brick Partners, Inc.* 847 49,965
Hamilton Beach Brands
Holding Co., Class A 210 4,158
Helen of Troy Ltd.* 96 2,675
Hovnanian Enterprises, Inc.,
Class A* 50 4,840
Installed Building Products,
Inc. 770 127,689
iRobot Corp.* 8,251 20,215
KB Home 2,335 126,160
La-Z-Boy, Inc. 536 21,172
Lennar Corp., Class A 77,366 8,402,721
LGI Homes, Inc.* 138 7,536
Lovesac Co. (The)* 733 14,257
M/I Homes, Inc.* 952 101,559
Meritage Homes Corp. 1,655 112,772
Purple Innovation, Inc., Class
A* 15,659 10,598
Sonos, Inc.* 4,492 41,371
Taylor Morrison Home Corp.,
Class A* 3,580 205,313
Toll Brothers, Inc. 6,430 648,594
Tri Pointe Homes, Inc.* 3,582 110,146
10,378,494
Household Products 1 .4%
Central Garden & Pet Co.,
Class A* 1,272 37,613
Colgate-Palmolive Co. 107,105 9,874,010
Energizer Holdings, Inc. 3,308 89,448
Oil-Dri Corp. of America 589 24,791
Procter & Gamble Co. (The) 157,365 25,582,828
WD-40 Co. 315 71,934
35,680,624
Independent Power and Renewable Electricity Producers
0 .2%
Montauk Renewables, Inc.* 16,112 33,835
Ormat Technologies, Inc. 1,389 100,841
Sunnova Energy International,
Inc.* 7,682 1,448
Talen Energy Corp.* 838 180,237
Vistra Corp. 42,842 5,553,609
5,869,970
Industrial Conglomerates 0 .7%
3M Co. 62,204 8,640,758
Brookfield Business Corp.,
Class A 938 24,604
Honeywell International, Inc. 45,937 9,669,738
18,335,100
Industrial REITs 0 .3%
Americold Realty Trust, Inc. 157,357 3,043,284
Industrial Logistics Properties
Trust 4,847 12,699
Innovative Industrial
Properties, Inc. 1,216 66,041
LXP Industrial Trust 9,566 75,476

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Industrial REITs
Plymouth Industrial REIT, Inc. 1,444 21,472
Prologis, Inc. 51,446 5,257,781
Terreno Realty Corp. 2,171 122,293
8,599,046
Insurance 3 .3%
Allstate Corp. (The) 70,332 13,953,165
American International Group,
Inc. 144,678 11,794,151
AMERISAFE, Inc. 244 11,344
Aon plc, Class A 51,022 18,102,095
Assurant, Inc. 16,774 3,233,021
Baldwin Insurance Group, Inc.
(The), Class A* 1,109 46,157
CNO Financial Group, Inc. 4,511 171,147
Employers Holdings, Inc. 1,684 81,826
Enstar Group Ltd.* 281 93,969
Fidelis Insurance Holdings Ltd. 2,626 42,935
Genworth Financial, Inc.,
Class A* 10,715 73,505
Globe Life, Inc. 34,717 4,281,995
Goosehead Insurance, Inc.,
Class A 611 59,395
Greenlight Capital Re Ltd.,
Class A* 3,391 44,473
Hamilton Insurance Group
Ltd., Class B* 1,744 32,264
HCI Group, Inc. 326 47,694
Heritage Insurance Holdings,
Inc.* 979 18,503
Hippo Holdings, Inc.* 888 20,531
Horace Mann Educators Corp. 2,028 84,243
Investors Title Co. 175 40,458
Lemonade, Inc.* 1,827 53,385
Marsh & McLennan Cos., Inc. 36,719 8,279,033
MBIA, Inc.* 2,816 13,207
Mercury General Corp. 1,219 67,557
MetLife, Inc. 38,441 2,897,298
Oscar Health, Inc., Class A* 5,963 77,579
Palomar Holdings, Inc.* 565 81,936
Root, Inc., Class A* 243 33,940
Safety Insurance Group, Inc. 582 44,523
Selective Insurance Group,
Inc. 1,515 132,153
SiriusPoint Ltd.* 1,533 25,754
Skyward Specialty Insurance
Group, Inc.* 1,150 61,054
Stewart Information Services
Corp. 830 54,348
Tiptree, Inc., Class A 584 13,029
Travelers Cos., Inc. (The) 31,461 8,309,794
Trupanion, Inc.* 660 24,156
United Fire Group, Inc. 527 14,582
Universal Insurance Holdings,
Inc. 2,033 49,280
Unum Group 176,129 13,678,178
86,143,657
Interactive Media & Services 5 .9%
Alphabet, Inc., Class A 356,466 56,606,801
Alphabet, Inc., Class C 201,525 32,423,357
Bumble, Inc., Class A* 5,489 23,164
Cargurus, Inc., Class A* 3,320 92,827
Common Stocks
Shares Value ($)
Interactive Media & Services
Cars.com, Inc.* 2,994 34,850
EverQuote, Inc., Class A* 575 13,650
fuboTV, Inc.* 6,974 20,922
Match Group, Inc. 58,098 1,723,187
Meta Platforms, Inc., Class A 117,417 64,461,933
Outbrain, Inc.* 3,434 12,156
Shutterstock, Inc. 855 13,646
Vimeo, Inc.* 3,045 15,347
Yelp, Inc., Class A* 2,735 95,944
Ziff Davis, Inc.* 1,647 48,636
ZipRecruiter, Inc., Class A* 764 3,942
155,590,362
IT Services 0 .9%
Accenture plc, Class A 17,655 5,281,493
Applied Digital Corp.* 5,982 27,158
ASGN, Inc.* 1,699 85,596
BigBear.ai Holdings, Inc.* 8,818 30,070
DigitalOcean Holdings, Inc.* 1,846 57,042
Fastly, Inc., Class A* 1,414 8,131
Gartner, Inc.* 19,551 8,232,535
Hackett Group, Inc. (The) 1,789 45,691
Information Services Group,
Inc. 4,647 18,030
International Business
Machines Corp. 19,698 4,763,370
Snowflake, Inc., Class A* 25,825 4,118,829
Unisys Corp.* 3,433 13,629
Wix.com Ltd.* 7,319 1,241,229
23,922,803
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 1,072 70,988
Escalade, Inc. 758 11,507
Funko, Inc., Class A* 1,331 5,337
JAKKS Pacific, Inc. 566 10,918
Latham Group, Inc.* 3,723 20,346
Peloton Interactive, Inc., Class
A* 12,928 89,074
Topgolf Callaway Brands
Corp.* 5,025 33,215
241,385
Life Sciences Tools & Services 0 .9%
Adaptive Biotechnologies
Corp.* 2,313 17,024
Agilent Technologies, Inc. 15,587 1,677,161
Avantor, Inc.* 36,581 475,187
BioLife Solutions, Inc.* 976 23,531
CryoPort, Inc.* 795 4,436
Cytek Biosciences, Inc.* 6,439 23,889
Danaher Corp. 25,357 5,054,411
Harvard Bioscience, Inc.* 5,030 1,792
IQVIA Holdings, Inc.* 10,667 1,654,132
Lifecore Biomedical, Inc.* 2,187 14,784
Maravai LifeSciences
Holdings, Inc., Class A* 5,423 10,955
Mesa Laboratories, Inc. 350 40,338
Mettler-Toledo International,
Inc.* 4,307 4,610,945
Niagen Bioscience, Inc.* 1,806 14,177
Pacific Biosciences of
California, Inc.* 11,422 12,678

32 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc. 13,274 5,694,546
West Pharmaceutical
Services, Inc. 21,432 4,528,367
23,858,353
Machinery 1 .9%
3D Systems Corp.* 7,430 13,671
Alamo Group, Inc. 281 46,921
Albany International Corp.,
Class A 1,251 82,266
Atmus Filtration Technologies,
Inc. 2,057 71,316
Blue Bird Corp.* 1,317 45,924
Caterpillar, Inc. 35,283 10,911,973
Chart Industries, Inc.* 1,209 163,191
Columbus McKinnon Corp. 308 4,574
Deere & Co. 11,070 5,131,609
Eastern Co. (The) 474 9,949
Enerpac Tool Group Corp.,
Class A 2,461 99,351
Enpro, Inc. 563 84,112
ESCO Technologies, Inc. 637 99,659
Federal Signal Corp. 2,153 175,319
Franklin Electric Co., Inc. 1,683 142,988
Gencor Industries, Inc.* 966 12,259
Gorman-Rupp Co. (The) 1,406 50,419
Greenbrier Cos., Inc. (The) 739 31,348
Helios Technologies, Inc. 225 6,134
Hillenbrand, Inc. 1,268 25,652
Hillman Solutions Corp.* 2,387 16,685
IDEX Corp. 34,828 6,059,027
Illinois Tool Works, Inc. 34,255 8,218,117
Ingersoll Rand, Inc. 59,409 4,481,221
ITT, Inc. 45,854 6,282,915
JBT Marel Corp. 986 103,786
Kadant, Inc. 359 105,905
Kennametal, Inc. 3,709 72,251
Lindsay Corp. 366 47,236
Luxfer Holdings plc 2,508 26,986
Mueller Industries, Inc. 4,017 295,491
Mueller Water Products, Inc.,
Class A 5,792 151,982
Omega Flex, Inc. 440 13,182
Parker-Hannifin Corp. 11,882 7,189,323
Proto Labs, Inc.* 540 18,986
REV Group, Inc. 2,061 67,395
SPX Technologies, Inc.* 1,170 156,956
Standex International Corp. 517 73,114
Tennant Co. 554 39,977
Terex Corp. 1,991 70,083
Trinity Industries, Inc. 2,028 50,903
Twin Disc, Inc. 1,132 8,309
Wabash National Corp. 1,708 11,802
Watts Water Technologies,
Inc., Class A 995 206,711
50,976,978
Marine Transportation 0 .0%
†
Costamare, Inc. 2,989 27,887
Golden Ocean Group Ltd. 1,752 13,526
Matson, Inc. 1,244 135,708
177,121
Common Stocks
Shares Value ($)
Media 0 .3%
AMC Networks, Inc., Class A* 619 3,962
Cable One, Inc. 245 65,481
Cardlytics, Inc.* 8,734 12,577
EchoStar Corp., Class A* 2,619 58,875
Gambling.com Group Ltd.* 1,113 14,324
Gray Media, Inc. 2,946 9,869
Ibotta, Inc., Class A* 243 11,858
iHeartMedia, Inc., Class A* 13,037 13,428
John Wiley & Sons, Inc., Class
A 1,759 76,763
Magnite, Inc.* 3,395 40,367
Omnicom Group, Inc. 82,215 6,261,494
PubMatic, Inc., Class A* 731 7,142
Scholastic Corp. 1,128 20,338
TEGNA, Inc. 8,229 133,557
Thryv Holdings, Inc.* 746 10,220
Townsquare Media, Inc., Class
A 3,050 20,191
6,760,446
Metals & Mining 0 .7%
Agnico Eagle Mines Ltd. 22,814 2,682,470
Alpha Metallurgical Resources,
Inc.* 385 46,720
Caledonia Mining Corp. plc 2,151 28,329
Carpenter Technology Corp. 1,304 255,075
Century Aluminum Co.* 1,085 17,805
Coeur Mining, Inc.* 19,984 110,911
Commercial Metals Co. 4,498 200,341
Compass Minerals
International, Inc.* 1,090 14,650
Constellium SE, Class A* 2,833 28,642
Contango ORE, Inc.* 809 11,375
Freeport-McMoRan, Inc. 82,543 2,974,024
Hecla Mining Co. 19,406 111,002
i-80 Gold Corp.* 13,854 8,509
Ivanhoe Electric, Inc.* 2,324 14,641
Kaiser Aluminum Corp. 142 9,153
Materion Corp. 282 23,409
Metallus, Inc.* 348 4,402
Novagold Resources, Inc.* 7,846 33,189
Nucor Corp. 16,530 1,973,186
Perpetua Resources Corp.* 1,365 20,106
Radius Recycling, Inc., Class A 931 27,306
Ramaco Resources, Inc.,
Class A 1,975 19,908
Ramaco Resources, Inc.,
Class B 57 523
Ryerson Holding Corp. 852 19,920
SSR Mining, Inc.* 5,340 56,818
Steel Dynamics, Inc. 71,100 9,222,381
SunCoke Energy, Inc. 4,456 40,371
Warrior Met Coal, Inc. 1,711 81,820
Worthington Steel, Inc. 747 19,168
18,056,154
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Advanced Flower Capital, Inc. 1,539 8,480
Apollo Commercial Real
Estate Finance, Inc. 5,559 52,088
Arbor Realty Trust, Inc. 7,099 81,851
Ares Commercial Real Estate
Corp. 3,717 15,128

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust,
Inc., Class A 4,930 93,917
BrightSpire Capital, Inc., Class
A 5,538 27,745
Chicago Atlantic Real Estate
Finance, Inc. 2,874 41,587
Chimera Investment Corp. 1,936 23,890
Claros Mortgage Trust, Inc. 8,193 20,155
Franklin BSP Realty Trust, Inc. 3,424 38,965
Granite Point Mortgage Trust,
Inc. 10,806 21,288
KKR Real Estate Finance
Trust, Inc. 4,246 39,275
Ladder Capital Corp., Class A 5,715 59,665
MFA Financial, Inc. 1,240 12,177
Ready Capital Corp. 8,113 36,103
Seven Hills Realty Trust 2,340 27,916
Starwood Property Trust, Inc. 88,563 1,699,524
TPG RE Finance Trust, Inc. 4,659 35,595
Two Harbors Investment Corp. 1,355 16,084
2,351,433
Multi-Utilities 0 .6%
Avista Corp. 2,777 115,162
Black Hills Corp. 2,504 152,494
CenterPoint Energy, Inc. 79,838 3,096,118
CMS Energy Corp. 89,862 6,618,336
DTE Energy Co. 17,656 2,418,872
Northwestern Energy Group,
Inc. 1,335 77,737
Public Service Enterprise
Group, Inc. 17,782 1,421,315
Sempra 22,506 1,671,521
Unitil Corp. 387 22,701
15,594,256
Office REITs 0 .0%
†
Brandywine Realty Trust 5,289 20,945
COPT Defense Properties 5,021 131,098
Douglas Emmett, Inc. 4,216 58,307
Easterly Government
Properties, Inc., Class A 1,336 26,947
Hudson Pacific Properties, Inc. 18,564 38,056
JBG SMITH Properties 539 7,535
NET Lease Office Properties* 1,597 48,277
Orion Properties, Inc. 9,123 16,695
Paramount Group, Inc. 4,964 21,296
Peakstone Realty Trust 2,572 29,604
Piedmont Office Realty Trust,
Inc., Class A 7,421 43,858
442,618
Oil, Gas & Consumable Fuels 2 .7%
Aemetis, Inc.* 1,914 2,412
Ardmore Shipping Corp. 2,703 25,787
Berry Corp. 5,389 13,365
California Resources Corp. 2,516 86,827
Centrus Energy Corp., Class
A* 652 45,177
Cheniere Energy, Inc. 6,832 1,578,944
Chevron Corp. 51,720 7,037,023
Clean Energy Fuels Corp.* 6,091 8,832
CNX Resources Corp.* 4,948 145,620
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Comstock Resources, Inc.* 1,839 33,599
ConocoPhillips 103,996 9,268,124
Crescent Energy Co., Class A 2,211 18,307
CVR Energy, Inc. 540 10,184
Delek US Holdings, Inc. 2,426 31,587
DHT Holdings, Inc. 6,792 72,606
Diamondback Energy, Inc. 12,748 1,682,863
Diversified Energy Co. plc
Reg. S 1,040 12,906
Dorian LPG Ltd. 1,549 33,180
DT Midstream, Inc. 6,846 665,431
Energy Fuels, Inc.* 3,548 16,037
EOG Resources, Inc. 29,049 3,204,976
EQT Corp. 41,802 2,066,691
Excelerate Energy, Inc., Class
A 668 17,087
Exxon Mobil Corp. 262,728 27,751,959
FLEX LNG Ltd. 753 17,763
Golar LNG Ltd. 2,677 113,786
Green Plains, Inc.* 1,020 3,652
Gulfport Energy Corp.* 435 75,038
International Seaways, Inc. 2,198 74,644
Kinetik Holdings, Inc., Class A 974 40,265
Kosmos Energy Ltd.* 12,123 18,669
Magnolia Oil & Gas Corp.,
Class A 6,917 142,006
Murphy Oil Corp. 5,156 105,853
NextDecade Corp.* 2,154 16,112
Nordic American Tankers Ltd. 3,700 9,472
Northern Oil & Gas, Inc. 1,972 47,920
Ovintiv, Inc. 80,326 2,697,347
Par Pacific Holdings, Inc.* 1,665 23,843
PBF Energy, Inc., Class A 3,466 59,546
Phillips 66 80,317 8,357,787
PrimeEnergy Resources
Corp.* 176 29,897
REX American Resources
Corp.* 478 18,986
Riley Exploration Permian, Inc. 501 12,365
Sable Offshore Corp.* 1,553 28,979
SandRidge Energy, Inc. 1,103 10,048
Scorpio Tankers, Inc. 2,150 81,033
SFL Corp. Ltd. 2,019 16,596
Shell plc, ADR 13,023 839,723
Sitio Royalties Corp., Class A 2,077 35,226
SM Energy Co. 3,867 88,129
Talos Energy, Inc.* 2,247 15,459
Targa Resources Corp. 6,989 1,194,420
Teekay Corp. Ltd. 6,945 50,073
Teekay Tankers Ltd., Class A 1,083 46,103
Uranium Energy Corp.* 11,790 61,898
VAALCO Energy, Inc. 8,641 28,256
Vitesse Energy, Inc. 1,687 34,499
W&T Offshore, Inc. 10,395 11,954
Williams Cos., Inc. (The) 39,676 2,323,823
World Kinect Corp. 2,002 50,230
70,610,924
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 1,295 77,208
Passenger Airlines 0 .3%
Allegiant Travel Co. 149 6,993

34 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Passenger Airlines
Delta Air Lines, Inc. 24,366 1,014,357
JetBlue Airways Corp.* 7,476 32,595
Joby Aviation, Inc.* 12,511 78,819
SkyWest, Inc.* 1,493 133,131
Sun Country Airlines Holdings,
Inc.* 1,970 19,306
United Airlines Holdings, Inc.* 88,581 6,096,144
7,381,345
Personal Care Products 0 .5%
Beauty Health Co. (The)* 10,468 10,379
Edgewell Personal Care Co. 2,174 66,416
Herbalife Ltd.* 2,423 17,446
Interparfums, Inc. 365 39,858
Kenvue, Inc. 277,611 6,551,619
Nu Skin Enterprises, Inc.,
Class A 4,144 26,231
Olaplex Holdings, Inc.* 3,332 4,365
Unilever plc, ADR-UK 81,394 5,172,589
11,888,903
Pharmaceuticals 3 .2%
Amneal Pharmaceuticals, Inc.* 8,124 62,230
Amphastar Pharmaceuticals,
Inc.* 399 9,740
ANI Pharmaceuticals, Inc.* 279 19,759
Arvinas, Inc.* 2,505 24,098
AstraZeneca plc, ADR-UK 121,761 8,741,222
Axsome Therapeutics, Inc.* 1,017 114,199
Biote Corp., Class A* 2,676 8,911
Bristol-Myers Squibb Co. 93,656 4,701,531
Collegium Pharmaceutical,
Inc.* 1,342 36,227
Corcept Therapeutics, Inc.* 2,350 168,918
CorMedix, Inc.* 1,881 17,286
Edgewise Therapeutics, Inc.* 2,257 37,015
Eli Lilly & Co. 42,629 38,321,340
Esperion Therapeutics, Inc.* 12,356 12,349
Evolus, Inc.* 2,720 31,008
Fulcrum Therapeutics, Inc.* 1,788 6,884
Harmony Biosciences
Holdings, Inc.* 1,852 54,578
Harrow, Inc.* 679 16,819
Innoviva, Inc.* 3,741 69,919
Johnson & Johnson 93,782 14,659,064
LENZ Therapeutics, Inc.* 578 16,482
Ligand Pharmaceuticals, Inc.* 476 52,293
Liquidia Corp.* 972 13,579
MBX Biosciences, Inc.* 1,738 18,232
Merck & Co., Inc. 192,226 16,377,655
Mind Medicine MindMed, Inc.* 2,326 14,863
Nektar Therapeutics, Class A* 22,295 17,736
Neumora Therapeutics, Inc.* 1,456 1,135
Novo Nordisk A/S, ADR-DK 7,085 470,798
Nuvation Bio, Inc.* 11,711 26,350
Ocular Therapeutix, Inc.* 3,498 29,033
Omeros Corp.* 2,727 20,044
Pacira BioSciences, Inc.* 1,320 35,508
Phibro Animal Health Corp.,
Class A 1,677 31,209
Pliant Therapeutics, Inc.* 1,347 2,142
Prestige Consumer
Healthcare, Inc.* 2,123 172,451
Common Stocks
Shares Value ($)
Pharmaceuticals
SIGA Technologies, Inc. 791 4,366
Supernus Pharmaceuticals,
Inc.* 1,944 63,141
Tarsus Pharmaceuticals, Inc.* 925 48,017
Terns Pharmaceuticals, Inc.* 2,116 6,983
Trevi Therapeutics, Inc.* 542 3,745
WaVe Life Sciences Ltd.* 2,683 20,713
84,559,572
Professional Services 0 .8%
Alight, Inc., Class A 7,300 37,303
Barrett Business Services, Inc. 1,257 50,984
BlackSky Technology, Inc.* 730 6,103
Booz Allen Hamilton Holding
Corp., Class A 52,310 6,278,246
CACI International, Inc., Class
A* 7,688 3,520,105
CBIZ, Inc.* 930 63,333
CRA International, Inc. 383 62,123
CSG Systems International,
Inc. 1,366 82,138
Equifax, Inc. 2,968 772,066
ExlService Holdings, Inc.* 4,516 218,936
Exponent, Inc. 1,171 92,134
Heidrick & Struggles
International, Inc. 1,303 50,843
Huron Consulting Group, Inc.* 695 93,679
IBEX Holdings Ltd.* 1,614 40,415
ICF International, Inc. 797 67,713
Innodata, Inc.* 807 30,521
Insperity, Inc. 1,022 66,440
Jacobs Solutions, Inc. 23,214 2,873,893
Kforce, Inc. 997 38,085
Korn Ferry 2,160 133,272
Legalzoom.com, Inc.* 1,747 12,788
Maximus, Inc. 2,264 151,597
Planet Labs PBC* 5,867 19,302
Spire Global, Inc.* 1,132 10,629
TransUnion 46,761 3,879,293
TriNet Group, Inc. 636 49,818
TTEC Holdings, Inc.* 1,395 5,580
Upwork, Inc.* 2,519 33,125
Verisk Analytics, Inc., Class A 9,086 2,693,363
Verra Mobility Corp., Class A* 4,758 103,724
WNS Holdings Ltd.* 1,318 79,765
21,617,316
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate, Inc.* 5,422 18,760
Compass, Inc., Class A* 9,744 75,224
Cushman & Wakefield plc* 8,401 78,717
eXp World Holdings, Inc. 3,001 27,489
Newmark Group, Inc., Class A 6,147 67,556
Opendoor Technologies, Inc.* 41,380 31,378
RE/MAX Holdings, Inc., Class
A* 3,395 25,972
Real Brokerage, Inc. (The)* 3,285 14,487
Redfin Corp.* 4,654 44,260
RMR Group, Inc. (The), Class
A 361 5,299
St Joe Co. (The) 1,049 44,394
433,536

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Residential REITs 0 .9%
American Homes 4 Rent,
Class A 168,362 6,295,055
Apartment Investment and
Management Co., Class A 5,796 45,846
AvalonBay Communities, Inc. 31,396 6,592,532
Camden Property Trust 51,215 5,828,267
Centerspace 460 27,766
Elme Communities 3,788 58,979
Equity LifeStyle Properties,
Inc. 33,300 2,157,174
Equity Residential 17,713 1,244,516
Independence Realty Trust,
Inc. 6,426 124,857
Invitation Homes, Inc. 43,927 1,501,864
NexPoint Residential Trust,
Inc. 1,497 55,808
Veris Residential, Inc. 1,904 29,550
23,962,214
Retail REITs 0 .0%
†
Acadia Realty Trust 1,270 24,257
Alexander's, Inc. 210 43,344
CBL & Associates Properties,
Inc. 2,536 59,520
Curbline Properties Corp. 1,321 30,238
Getty Realty Corp. 1,954 54,692
InvenTrust Properties Corp. 2,619 72,965
Kite Realty Group Trust 5,255 113,771
Macerich Co. (The) 6,840 100,274
Phillips Edison & Co., Inc. 3,507 121,693
Tanger, Inc. 4,766 150,176
Urban Edge Properties 4,081 73,744
Whitestone REIT 3,967 51,730
896,404
Semiconductors & Semiconductor Equipment 8 .5%
ACM Research, Inc., Class A* 2,039 39,699
Alpha & Omega
Semiconductor Ltd.* 272 5,122
Ambarella, Inc.* 921 44,199
Analog Devices, Inc. 31,452 6,130,624
ASML Holding NV
(Registered), ADR-NL 3,453 2,306,880
Axcelis Technologies, Inc.* 1,171 57,356
Broadcom, Inc. 251,416 48,390,037
Cohu, Inc.* 668 10,688
Credo Technology Group
Holding Ltd.* 4,197 180,681
Diodes, Inc.* 1,133 43,507
FormFactor, Inc.* 2,627 73,924
Ichor Holdings Ltd.* 683 13,510
Impinj, Inc.* 666 61,359
indie Semiconductor, Inc.,
Class A* 3,162 6,292
KLA Corp. 12,855 9,033,080
Kulicke & Soffa Industries, Inc. 1,883 60,689
Lam Research Corp. 55,710 3,992,736
Marvell Technology, Inc. 128,438 7,496,926
MaxLinear, Inc., Class A* 3,313 33,097
Microchip Technology, Inc. 75,236 3,466,875
Micron Technology, Inc.(a) 51,565 3,967,927
Navitas Semiconductor Corp.,
Class A* 5,077 9,799
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVE Corp. 519 30,159
NVIDIA Corp. 1,108,443 120,731,611
PDF Solutions, Inc.* 329 6,037
Penguin Solutions, Inc.* 1,656 28,268
Photronics, Inc.* 2,189 39,993
Power Integrations, Inc. 2,132 104,724
QUALCOMM, Inc. 44,831 6,655,610
Rambus, Inc.* 3,908 190,671
Rigetti Computing, Inc.* 4,699 41,680
Semtech Corp.* 2,664 83,250
Silicon Laboratories, Inc.* 837 85,173
SiTime Corp.* 505 74,164
Synaptics, Inc.* 863 48,035
Texas Instruments, Inc. 53,291 8,529,224
Ultra Clean Holdings, Inc.* 1,072 20,052
Veeco Instruments, Inc.* 768 14,362
222,108,020
Software 10 .3%
8x8, Inc.* 5,855 10,363
A10 Networks, Inc. 4,289 70,683
ACI Worldwide, Inc.* 3,872 206,610
Adeia, Inc. 5,405 66,536
Agilysys, Inc.* 713 53,012
Alarm.com Holdings, Inc.* 1,665 89,244
Alkami Technology, Inc.* 1,313 35,044
Appian Corp., Class A* 704 21,859
AppLovin Corp., Class A* 22,651 6,100,141
Arteris, Inc.* 1,972 13,134
Asana, Inc., Class A* 2,599 41,948
Atlassian Corp., Class A* 30,910 7,057,062
AudioEye, Inc.* 1,146 12,434
Aurora Innovation, Inc., Class
A* 28,220 204,313
Autodesk, Inc.* 7,748 2,124,889
AvePoint, Inc.* 3,389 55,410
Bit Digital, Inc.* 4,100 7,954
Blackbaud, Inc.* 1,694 102,555
BlackLine, Inc.* 1,597 75,426
Blend Labs, Inc., Class A* 3,339 11,186
Box, Inc., Class A* 5,238 163,530
Braze, Inc., Class A* 748 23,285
C3.ai, Inc., Class A* 2,784 61,276
Cerence, Inc.* 1,647 14,922
Check Point Software
Technologies Ltd.* 17,713 3,889,066
Cipher Mining, Inc.* 9,695 27,631
Cleanspark, Inc.* 9,304 76,014
Clear Secure, Inc., Class A 4,092 100,991
Clearwater Analytics Holdings,
Inc., Class A* 4,706 107,014
Commvault Systems, Inc.* 1,508 252,032
Consensus Cloud Solutions,
Inc.* 1,022 20,297
Core Scientific, Inc.* 4,213 34,125
Crowdstrike Holdings, Inc.,
Class A* 24,462 10,491,018
Daily Journal Corp.* 34 12,885
Datadog, Inc., Class A* 53,470 5,462,495
Digital Turbine, Inc.* 4,305 12,915
D-Wave Quantum, Inc.* 6,877 47,520
Dynatrace, Inc.* 115,281 5,414,749

36 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
Freshworks, Inc., Class A* 3,542 52,315
Hut 8 Corp.* 2,460 30,283
I3 Verticals, Inc., Class A* 599 15,047
Intapp, Inc.* 1,061 57,570
InterDigital, Inc. 1,065 214,065
Intuit, Inc. 16,075 10,086,580
Jamf Holding Corp.* 581 6,722
Kaltura, Inc.* 6,981 15,009
LiveRamp Holdings, Inc.* 2,979 77,931
MARA Holdings, Inc.* 9,558 127,790
Meridianlink, Inc.* 351 5,935
Microsoft Corp. 386,731 152,859,295
Monday.com Ltd.* 24,352 6,842,668
N-able, Inc.* 950 6,707
NCR Voyix Corp.* 2,215 18,983
NextNav, Inc.* 1,959 24,331
OneSpan, Inc. 2,463 36,625
Oracle Corp. 72,688 10,228,655
Pagaya Technologies Ltd.,
Class A* 2,568 28,145
PagerDuty, Inc.* 1,754 27,205
Porch Group, Inc.* 1,041 6,038
Progress Software Corp. 1,927 115,543
Q2 Holdings, Inc.* 1,482 117,448
Qualys, Inc.* 1,287 161,789
Rapid7, Inc.* 1,249 29,501
Red Violet, Inc. 1,022 39,919
Rekor Systems, Inc.* 12,318 12,934
ReposiTrak, Inc. 1,793 38,729
Riot Platforms, Inc.* 8,630 62,481
Salesforce, Inc. 79,574 21,382,330
Sapiens International Corp.
NV 2,010 55,054
SEMrush Holdings, Inc., Class
A* 1,039 10,681
ServiceNow, Inc.* 12,581 12,014,981
SoundHound AI, Inc., Class A* 10,356 96,207
Sprout Social, Inc., Class A* 587 12,274
SPS Commerce, Inc.* 1,231 176,661
Synopsys, Inc.* 11,950 5,485,170
Tenable Holdings, Inc.* 2,675 81,775
Terawulf, Inc.* 12,863 35,759
Tyler Technologies, Inc.* 11,888 6,458,750
Varonis Systems, Inc., Class
B* 2,643 113,226
Verint Systems, Inc.* 2,591 45,705
Vertex, Inc., Class A* 1,115 44,633
Viant Technology, Inc., Class
A* 915 13,094
Workiva, Inc., Class A* 1,071 80,614
Zeta Global Holdings Corp.,
Class A* 5,452 71,203
270,095,928
Specialized REITs 0 .5%
Four Corners Property Trust,
Inc. 73,398 2,051,474
Outfront Media, Inc. 5,922 89,600
PotlatchDeltic Corp. 2,149 82,500
SBA Communications Corp.,
Class A 10,531 2,563,246
Uniti Group, Inc. 6,239 30,696
Common Stocks
Shares Value ($)
Specialized REITs
VICI Properties, Inc., Class A 239,460 7,667,509
Weyerhaeuser Co. 48,585 1,258,837
13,743,862
Specialty Retail 2 .7%
Abercrombie & Fitch Co.,
Class A* 1,553 107,809
Academy Sports & Outdoors,
Inc. 1,973 74,343
American Eagle Outfitters, Inc. 6,152 64,781
Asbury Automotive Group,
Inc.* 616 134,374
Beyond, Inc.* 1,504 6,121
Boot Barn Holdings, Inc.* 978 102,044
Buckle, Inc. (The) 1,691 58,779
Build-A-Bear Workshop, Inc. 917 32,352
Camping World Holdings, Inc.,
Class A 1,470 17,728
Citi Trends, Inc.* 694 15,497
Designer Brands, Inc., Class A 3,187 8,892
EVgo, Inc., Class A* 4,180 11,537
Foot Locker, Inc.* 1,736 21,301
Genesco, Inc.* 1,062 20,603
Group 1 Automotive, Inc. 438 176,790
Home Depot, Inc. (The) 78,093 28,151,746
Lands' End, Inc.* 1,759 15,620
Leslie's, Inc.* 2,933 1,760
Lowe's Cos., Inc. 43,973 9,830,604
MarineMax, Inc.* 476 10,215
O'Reilly Automotive, Inc.* 4,649 6,579,265
Petco Health & Wellness Co.,
Inc., Class A* 4,482 13,222
RealReal, Inc. (The)* 6,628 38,442
Revolve Group, Inc., Class A* 1,654 32,881
RumbleON, Inc., Class B* 2,611 6,606
Sally Beauty Holdings, Inc.* 2,176 17,713
Signet Jewelers Ltd. 1,527 90,551
Sleep Number Corp.* 1,003 7,813
Sonic Automotive, Inc., Class
A 242 14,694
Stitch Fix, Inc., Class A* 4,188 13,695
ThredUp, Inc., Class A* 2,220 9,968
TJX Cos., Inc. (The) 119,282 15,349,208
Ulta Beauty, Inc.* 21,489 8,501,908
Urban Outfitters, Inc.* 2,335 123,241
Victoria's Secret & Co.* 2,383 44,800
Warby Parker, Inc., Class A* 93,794 1,548,539
Winmark Corp. 13 4,680
Zumiez, Inc.* 1,543 18,053
71,278,175
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 766,665 162,916,313
CPI Card Group, Inc.* 393 10,273
Diebold Nixdorf, Inc.* 1,133 50,226
IonQ, Inc.* 6,083 167,039
Xerox Holdings Corp. 7,684 33,886
163,177,737
Textiles, Apparel & Luxury Goods 0 .1%
Figs, Inc., Class A* 2,354 9,487
G-III Apparel Group Ltd.* 1,481 37,351
Hanesbrands, Inc.* 11,174 51,289

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Kontoor Brands, Inc. 2,010 120,901
Movado Group, Inc. 974 13,529
NIKE, Inc., Class B 58,708 3,311,131
Steven Madden Ltd. 1,006 21,126
Wolverine World Wide, Inc. 3,285 42,869
3,607,683
Tobacco 0 .5%
Philip Morris International, Inc. 70,335 12,052,606
Turning Point Brands, Inc. 925 56,776
Universal Corp. 266 15,500
12,124,882
Trading Companies & Distributors 0 .5%
Applied Industrial
Technologies, Inc. 1,331 323,806
Boise Cascade Co. 1,544 144,024
DNOW, Inc.* 3,567 56,608
DXP Enterprises, Inc.* 504 44,584
Fastenal Co. 86,973 7,042,204
FTAI Aviation Ltd. 3,032 324,757
GATX Corp. 858 125,234
GMS, Inc.* 1,410 103,296
H&E Equipment Services, Inc. 690 61,969
Herc Holdings, Inc. 903 98,824
Karat Packaging, Inc. 763 20,128
McGrath RentCorp 979 104,430
MRC Global, Inc.* 3,715 43,280
Rush Enterprises, Inc., Class A 1,536 78,321
Rush Enterprises, Inc., Class
B 235 13,592
United Rentals, Inc. 4,966 3,135,781
Xometry, Inc., Class A* 1,203 30,845
11,751,683
Water Utilities 0 .0%
†
American States Water Co. 792 64,239
Cadiz, Inc.* 10,475 29,749
California Water Service
Group 1,479 74,911
Consolidated Water Co. Ltd. 774 17,988
Middlesex Water Co. 837 52,832
Pure Cycle Corp.* 1,329 13,157
SJW Group 514 29,164
York Water Co. (The) 599 21,085
303,125
Wireless Telecommunication Services 0 .4%
Gogo, Inc.* 1,604 12,142
Spok Holdings, Inc. 2,162 31,003
Telephone & Data Systems,
Inc. 2,081 78,017
Tingo Group, Inc.* 1,247 37
T-Mobile US, Inc. 44,071 10,883,334
11,004,533
Total Common Stocks
(cost $2,332,575,161) 2,530,083,373
Exchange Traded Funds 2 .9%
Equity Funds  2.9%
iShares Russell 1000 ETF 42,949 13,085,272
Exchange Traded Funds
Shares Value ($)
iShares Russell 2000 ETF(a) 316,135 61,602,066
74,687,338
Total Exchange Traded Funds
(cost $75,849,191) 74,687,338
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
Poseida Therapeutics, Inc.,
CVR*∞ 3,119 0
0
Health Care Equipment & Supplies 0 .0%
†
Paragon 28, Inc., CVR*∞ 679 0
Software 0 .0%
†
Gen Digital, Inc., CVR,
expiring 4/21/2030* 239 1,255
Total Rights
(cost $262) 1,255
Repurchase Agreements 2 .9%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $56,012,904,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$57,133,164.(b)(c) 56,006,136 56,006,136
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $20,002,428,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$20,400,000.(b)(c) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $76,006,136) 76,006,136
Total Investments
(cost $2,484,430,750) — 102.3% 2,680,778,102
Liabilities in excess of other assets — (2.3)% (59,751,811)
NET ASSETS — 100.0%
$ 2,621,026,291

38 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $77,310,282, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $76,006,136 and by $3,145,165 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 5/15/2054, a total value of $79,151,301.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $76,006,136.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide International Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks 95.3%
Shares Value ($)
Aerospace & Defense 2.0%
Kongsberg Gruppen ASA 4,334 698,446
Rheinmetall AG 5,361 9,075,719
Singapore Technologies
Engineering Ltd. 571,400 3,245,889
13,020,054
Air Freight & Logistics 0.3%
InPost SA* 119,902 2,025,034
Automobile Components 0.9%
Continental AG 55,646 4,311,555
Denso Corp. 58,200 753,926
Sumitomo Electric Industries
Ltd. 27,600 444,016
5,509,497
Automobiles 3.0%
Ferrari NV 21,841 9,946,357
Isuzu Motors Ltd. 35,900 484,879
Mercedes-Benz Group AG 68,114 4,053,975
Subaru Corp. 182,600 3,321,236
Suzuki Motor Corp. 91,700 1,098,131
Volkswagen AG (Preference) 4,606 498,217
19,402,795
Banks 15.3%
Banco BPM SpA 353,778 3,930,411
Bank Hapoalim BM 376,295 5,528,646
Bank Leumi Le-Israel BM 82,840 1,182,170
BOC Hong Kong Holdings Ltd. 1,671,000 6,968,824
Commerzbank AG 69,526 1,830,585
Danske Bank A/S 56,871 1,995,728
DBS Group Holdings Ltd. 248,800 8,134,124
DNB Bank ASA 228,235 5,735,398
Erste Group Bank AG 47,122 3,173,998
FinecoBank Banca Fineco
SpA 291,896 5,816,096
Intesa Sanpaolo SpA 2,254,361 11,972,097
KBC Group NV 8,305 766,676
Mitsubishi UFJ Financial
Group, Inc. 109,000 1,379,446
Mizrahi Tefahot Bank Ltd. 113,256 5,749,425
Mizuho Financial Group, Inc. 1,600 40,231
Nordea Bank Abp 652,796 9,031,234
Oversea-Chinese Banking
Corp. Ltd. 447,700 5,564,428
Sumitomo Mitsui Financial
Group, Inc. 76,500 1,826,208
Sumitomo Mitsui Trust Group,
Inc. 168,500 4,168,115
Svenska Handelsbanken AB,
Class A 271,961 3,580,662
UniCredit SpA 96,625 5,587,405
United Overseas Bank Ltd. 164,000 4,361,495
98,323,402
Beverages 0.3%
Carlsberg A/S, Class B 12,838 1,753,013
Heineken NV 2,918 260,659
2,013,672
Biotechnology 1.2%
CSL Ltd. 11,436 1,843,199
Genmab A/S* 22,345 4,717,413
Common Stocks
Shares Value ($)
Biotechnology
Swedish Orphan Biovitrum
AB* 42,926 1,310,707
7,871,319
Broadline Retail 0.8%
Wesfarmers Ltd. 99,145 4,984,672
Building Products 1.4%
Assa Abloy AB, Class B 238,447 7,156,791
Geberit AG (Registered) CHF 2,772 1,927,398
9,084,189
Capital Markets 0.5%
Singapore Exchange Ltd. 308,400 3,394,260
Chemicals 1.8%
Asahi Kasei Corp. 35,600 248,061
Givaudan SA (Registered)
CHF 252 1,215,656
Nitto Denko Corp. 278,500 4,885,440
Sika AG (Registered) CHF 21,039 5,265,170
11,614,327
Commercial Services & Supplies 0.4%
Brambles Ltd. 183,302 2,414,267
Communications Equipment 0.4%
Telefonaktiebolaget LM
Ericsson, Class B 319,653 2,711,897
Construction & Engineering 0.9%
Obayashi Corp. 239,300 3,716,261
Skanska AB, Class B 99,501 2,327,797
6,044,058
Construction Materials 0.3%
Heidelberg Materials AG 5,356 1,058,120
Holcim AG CHF 10,003 1,109,902
2,168,022
Consumer Staples Distribution & Retail 0.7%
MatsukiyoCocokara & Co. 227,500 4,184,444
Diversified REITs 0.1%
GPT Group (The) 236,473 702,727
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG
(Registered) 366,011 13,133,524
Singapore
Telecommunications Ltd. 1,400 4,058
Telenor ASA 266,282 4,015,383
Telia Co. AB 195,561 735,126
17,888,091
Electric Utilities 0.3%
CLP Holdings Ltd. 191,000 1,635,012
Electrical Equipment 3.0%
ABB Ltd. (Registered) CHF 115,336 6,105,556
Fuji Electric Co. Ltd. 37,200 1,651,553
Mitsubishi Electric Corp. 90,500 1,753,608
Nidec Corp. 446,400 7,937,839
Prysmian SpA 1,379 75,595
Siemens Energy AG* 7,775 596,722
Vestas Wind Systems A/S 85,875 1,138,515
19,259,388
Electronic Equipment, Instruments & Components 0.9%
Hexagon AB, Class B* 129,081 1,264,545

40 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd. 67,000 1,041,120
TDK Corp. 52,200 557,693
Yokogawa Electric Corp. 139,700 3,025,527
5,888,885
Entertainment 1.4%
Konami Group Corp. 52,200 7,444,426
Nexon Co. Ltd. 87,000 1,368,347
8,812,773
Financial Services 1.0%
ORIX Corp. 313,100 6,258,794
Food Products 1.7%
Ajinomoto Co., Inc. 55,200 1,127,456
Chocoladefabriken Lindt &
Spruengli AG (Registered)
CHF 31 4,393,871
Lotus Bakeries NV 62 596,980
Nestle SA (Registered) CHF 28,080 2,988,627
Orkla ASA 148,191 1,650,671
10,757,605
Health Care Equipment & Supplies 0.8%
Hoya Corp. 900 105,842
Koninklijke Philips NV* 15,836 402,384
Sysmex Corp. 226,100 4,202,894
Terumo Corp. 21,700 416,339
5,127,459
Health Care Providers & Services 0.2%
Fresenius Medical Care AG 31,052 1,569,793
Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group
Ltd. 491,000 1,798,158
Household Durables 0.8%
Panasonic Holdings Corp. 109,000 1,264,374
Sekisui House Ltd. 42,900 984,319
Sony Group Corp. 121,600 3,138,735
5,387,428
Industrial Conglomerates 1.6%
Hitachi Ltd. 291,500 7,208,201
Sekisui Chemical Co. Ltd. 37,000 645,405
Siemens AG (Registered) 9,902 2,270,544
10,124,150
Industrial REITs 0.2%
CapitaLand Ascendas REIT 507,500 1,034,827
Insurance 8.3%
Ageas SA/NV 11,801 743,576
AIA Group Ltd. 612,400 4,626,742
Allianz SE (Registered) 2,925 1,208,014
ASR Nederland NV 22,967 1,447,969
Dai-ichi Life Holdings, Inc. 402,000 2,891,818
Gjensidige Forsikring ASA 16,777 393,697
Hannover Rueck SE 19,473 6,211,643
Insurance Australia Group Ltd. 584,031 3,073,274
MS&AD Insurance Group
Holdings, Inc. 88,700 2,019,628
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered)* 1,848 1,259,041
Common Stocks
Shares Value ($)
Insurance
NN Group NV 30,894 1,895,520
Swiss Re AG CHF 5,367 960,545
T&D Holdings, Inc. 207,100 4,406,764
Talanx AG 45,479 5,202,340
Tokio Marine Holdings, Inc. 203,400 8,148,617
Zurich Insurance Group AG
CHF 12,426 8,766,564
53,255,752
Interactive Media & Services 1.2%
CAR Group Ltd. 4,866 104,197
LY Corp. 1,686,000 6,379,007
REA Group Ltd. 9,530 1,520,029
8,003,233
IT Services 0.6%
Otsuka Corp. 165,100 3,667,672
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 63,100 2,188,234
Life Sciences Tools & Services 0.5%
Sartorius AG (Preference) 12,293 3,167,405
Machinery 6.1%
Alfa Laval AB 122,293 5,102,612
Atlas Copco AB, Class A 338,546 5,310,804
Daifuku Co. Ltd. 129,900 3,461,059
Daimler Truck Holding AG 85,774 3,421,972
GEA Group AG 54,939 3,563,432
Knorr-Bremse AG 890 87,928
Komatsu Ltd. 155,400 4,470,589
Makita Corp. 125,300 3,677,084
Rational AG 2,183 1,860,485
Schindler Holding AG CHF 1,255 457,334
Volvo AB, Class B 227,651 6,259,391
Wartsila OYJ Abp 74,687 1,380,274
39,052,964
Marine Transportation 1.5%
Kawasaki Kisen Kaisha Ltd. 108,400 1,482,824
Nippon Yusen KK 171,100 5,575,766
SITC International Holdings
Co. Ltd. 981,000 2,730,070
9,788,660
Media 0.3%
Dentsu Group, Inc. 77,500 1,622,920
Metals & Mining 2.4%
ArcelorMittal SA 60,176 1,786,966
Fortescue Ltd. 131,961 1,342,675
Norsk Hydro ASA 553,305 2,929,192
Northern Star Resources Ltd. 777,107 9,538,214
15,597,047
Multi-Utilities 0.0%
†
E.ON SE 8,609 150,645
Office REITs 0.5%
Nippon Building Fund, Inc. 3,734 3,469,185
Oil, Gas & Consumable Fuels 2.3%
ENEOS Holdings, Inc. 629,900 3,035,220
Equinor ASA 144,332 3,298,232
Inpex Corp. 299,100 3,793,448
Woodside Energy Group Ltd. 382,306 4,951,243
15,078,143

Nationwide International Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Passenger Airlines 1.9%
ANA Holdings, Inc. 117,000 2,241,695
Japan Airlines Co. Ltd. 105,600 1,909,638
Qantas Airways Ltd. 578,482 3,292,108
Singapore Airlines Ltd. 881,000 4,541,856
11,985,297
Personal Care Products 0.1%
Kao Corp. 22,000 937,158
Pharmaceuticals 7.6%
Astellas Pharma, Inc. 843,500 8,436,009
Daiichi Sankyo Co. Ltd. 174,100 4,447,558
Novartis AG (Registered) CHF 107,490 12,168,740
Novo Nordisk A/S, Class B 105,667 7,039,315
Ono Pharmaceutical Co. Ltd. 273,900 3,154,529
Orion OYJ, Class B 51,305 3,213,437
Recordati Industria Chimica e
Farmaceutica SpA 13,145 772,704
Roche Holding AG CHF 28,874 9,418,991
48,651,283
Professional Services 1.4%
Computershare Ltd. 286,304 7,494,578
Recruit Holdings Co. Ltd. 30,900 1,724,713
9,219,291
Real Estate Management & Development 2.8%
Daito Trust Construction Co.
Ltd. 43,100 4,784,967
Hulic Co. Ltd. 42,700 446,304
LEG Immobilien SE 53,865 4,544,132
Sagax AB, Class B 17,919 408,714
Vonovia SE 232,939 7,731,343
Wharf Holdings Ltd. (The) 120,000 301,536
18,216,996
Retail REITs 0.2%
CapitaLand Integrated
Commercial Trust 71,300 117,470
Link REIT 258,800 1,213,489
1,330,959
Semiconductors & Semiconductor Equipment 3.7%
Advantest Corp. 33,000 1,364,371
ASM International NV 5,313 2,602,323
ASML Holding NV 6,746 4,515,955
Disco Corp. 3,300 640,613
Lasertec Corp. 56,800 5,298,844
SCREEN Holdings Co. Ltd. 47,600 3,161,351
Tokyo Electron Ltd. 44,000 6,558,332
24,141,789
Software 3.2%
Oracle Corp. Japan 6,500 780,837
SAP SE 50,980 14,744,749
Trend Micro, Inc. 70,200 5,031,728
20,557,314
Specialty Retail 1.1%
Fast Retailing Co. Ltd. 22,000 7,266,473
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. 99,400 3,069,395
Logitech International SA
(Registered) CHF 3,308 252,640
3,322,035
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.5%
adidas AG 5,617 1,283,631
Asics Corp. 97,200 2,104,448
3,388,079
Tobacco 0.5%
Japan Tobacco, Inc. 103,100 3,181,574
Trading Companies & Distributors 0.9%
AddTech AB, Class B 72,181 2,451,972
ITOCHU Corp. 10,700 547,496
Sumitomo Corp. 46,800 1,148,150
Toyota Tsusho Corp. 73,700 1,460,358
5,607,976
Transportation Infrastructure 0.1%
Transurban Group 51,331 463,951
Wireless Telecommunication Services 1.5%
KDDI Corp. 484,600 8,565,195
SoftBank Corp. 803,300 1,214,488
9,779,683
Total Investments
(cost $566,371,670) — 95.3% 614,102,717
Other assets in excess of liabilities — 4.7% 30,217,555
NET ASSETS — 100.0%
$ 644,320,272
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
CHF Switzerland Franc

42 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Equity Portfolio
OTC Total return swap contracts outstanding as of April 30, 2025 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Morgan Stanley
NWLSP1 Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley
11/30/2026 USD 212,948,298 — 15,380,858 15,380,858
Total unrealized appreciation — 15,380,858 15,380,858
Net unrealized appreciation — 15,380,858 15,380,858
As of April 30, 2025, the Fund had $76,939,286 segregated as collateral for swap contracts.
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks 96 .2%
Shares Value ($)
Aerospace & Defense 1 .2%
Huntington Ingalls Industries,
Inc. 23,955 5,517,795
Air Freight & Logistics 0 .1%
Expeditors International of
Washington, Inc. 5,160 567,136
Automobile Components 0 .2%
Lear Corp. 8,963 768,577
Banks 0 .1%
BOK Financial Corp. 4,718 439,576
Biotechnology 1 .8%
Exelixis, Inc.* 33,295 1,303,499
Halozyme Therapeutics, Inc.* 33,663 2,067,582
Incyte Corp.* 57,110 3,578,513
Moderna, Inc.* 35,197 1,004,522
7,954,116
Broadline Retail 2 .7%
Amazon.com, Inc.* 47,694 8,795,728
Coupang, Inc.* 133,636 3,123,073
11,918,801
Building Products 1 .2%
Builders FirstSource, Inc.* 9,007 1,077,507
Lennox International, Inc. 7,920 4,330,260
5,407,767
Capital Markets 2 .6%
Interactive Brokers Group,
Inc., Class A 23,950 4,115,808
MSCI, Inc., Class A 9,173 5,000,294
Northern Trust Corp. 27,981 2,629,654
11,745,756
Chemicals 1 .9%
Huntsman Corp. 155,896 2,074,976
LyondellBasell Industries NV,
Class A 78,043 4,542,883
Scotts Miracle-Gro Co. (The) 28,354 1,428,474
Westlake Corp. 3,972 367,132
8,413,465
Commercial Services & Supplies 0 .4%
Rollins, Inc. 22,180 1,267,144
Vestis Corp. 70,261 615,486
1,882,630
Communications Equipment 1 .8%
Arista Networks, Inc.* 96,297 7,922,354
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 500 198,775
MasTec, Inc.* 9,618 1,224,564
1,423,339
Consumer Finance 0 .7%
Ally Financial, Inc. 94,814 3,096,625
Consumer Staples Distribution & Retail 3 .6%
Costco Wholesale Corp. 4,979 4,951,615
Dollar General Corp. 55,530 5,202,606
Target Corp. 63,681 6,157,953
16,312,174
Containers & Packaging 0 .8%
Crown Holdings, Inc. 37,621 3,624,031
Common Stocks
Shares Value ($)
Electric Utilities 0 .3%
Pinnacle West Capital Corp. 14,556 1,385,440
Electrical Equipment 0 .8%
AMETEK, Inc. 20,414 3,461,806
Electronic Equipment, Instruments & Components 0 .6%
Jabil, Inc. 18,717 2,743,164
Entertainment 1 .7%
Live Nation Entertainment,
Inc.* 49,206 6,517,335
Roku, Inc., Class A* 16,063 1,095,175
7,612,510
Financial Services 1 .3%
Berkshire Hathaway, Inc.,
Class B* 1,024 546,048
Corebridge Financial, Inc. 179,115 5,307,177
5,853,225
Food Products 1 .0%
Pilgrim's Pride Corp. 3,712 202,601
Tyson Foods, Inc., Class A 71,178 4,358,941
4,561,542
Ground Transportation 2 .5%
JB Hunt Transport Services,
Inc. 18,896 2,467,440
Landstar System, Inc. 22,788 3,057,010
Lyft, Inc., Class A* 230,334 2,856,142
Old Dominion Freight Line, Inc. 4,319 662,016
Ryder System, Inc. 8,827 1,215,213
Schneider National, Inc., Class
B 36,591 786,341
11,044,162
Health Care Equipment & Supplies 3 .9%
Align Technology, Inc.* 15,635 2,709,545
Dexcom, Inc.* 64,620 4,612,576
Edwards Lifesciences Corp.* 73,950 5,582,485
GE HealthCare Technologies,
Inc. 64,829 4,559,424
17,464,030
Health Care Providers & Services 1 .2%
McKesson Corp. 2,688 1,915,979
Molina Healthcare, Inc.* 10,262 3,355,777
5,271,756
Hotels, Restaurants & Leisure 4 .2%
Booking Holdings, Inc. 1,888 9,627,441
Domino's Pizza, Inc. 10,500 5,148,885
Life Time Group Holdings,
Inc.* 41,060 1,258,899
Wingstop, Inc. 9,902 2,613,039
18,648,264
Household Durables 1 .1%
Lennar Corp., Class A 28,755 3,123,081
Whirlpool Corp. 24,708 1,884,726
5,007,807
Household Products 1 .7%
Church & Dwight Co., Inc. 37,166 3,692,070
Clorox Co. (The) 15,332 2,181,744
Kimberly-Clark Corp. 13,890 1,830,424
7,704,238

44 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Insurance 6 .3%
CNA Financial Corp. 21,909 1,055,138
Globe Life, Inc. 53,077 6,546,517
Hanover Insurance Group, Inc.
(The) 15,237 2,530,866
Hartford Insurance Group, Inc.
(The) 14,251 1,748,170
Reinsurance Group of
America, Inc. 21,204 3,971,721
Travelers Cos., Inc. (The) 30,926 8,168,484
W R Berkley Corp. 59,762 4,284,338
28,305,234
Interactive Media & Services 5 .5%
Alphabet, Inc., Class C 47,088 7,575,988
Match Group, Inc. 174,541 5,176,886
Meta Platforms, Inc., Class A 19,424 10,663,776
Snap, Inc., Class A* 91,522 728,515
TripAdvisor, Inc.* 33,211 413,477
24,558,642
IT Services 2 .3%
EPAM Systems, Inc.* 18,060 2,833,795
VeriSign, Inc.* 26,438 7,458,688
10,292,483
Life Sciences Tools & Services 0 .6%
10X Genomics, Inc., Class A* 8,531 70,551
Illumina, Inc.* 36,836 2,858,474
2,929,025
Machinery 1 .8%
Cummins, Inc. 2,526 742,240
Graco, Inc. 38,690 3,157,491
Otis Worldwide Corp. 45,402 4,370,850
8,270,581
Media 0 .2%
Trade Desk, Inc. (The), Class
A* 18,335 983,306
Metals & Mining 2 .0%
Commercial Metals Co. 40,936 1,823,289
Reliance, Inc. 13,416 3,866,894
Southern Copper Corp. 34,751 3,110,910
8,801,093
Oil, Gas & Consumable Fuels 1 .9%
Comstock Resources, Inc.* 30,238 552,448
Phillips 66 39,576 4,118,279
Valero Energy Corp. 32,792 3,806,823
8,477,550
Paper & Forest Products 1 .2%
Louisiana-Pacific Corp. 61,843 5,337,669
Passenger Airlines 0 .6%
Southwest Airlines Co. 92,106 2,575,284
Professional Services 1 .3%
FTI Consulting, Inc.* 9,975 1,658,643
KBR, Inc. 79,957 4,222,529
Robert Half, Inc. 500 22,150
5,903,322
Residential REITs 2 .3%
Camden Property Trust 38,282 4,356,492
Essex Property Trust, Inc. 21,840 6,096,636
10,453,128
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 6 .0%
Amkor Technology, Inc. 52,262 911,972
Lam Research Corp. 114,114 8,178,550
NVIDIA Corp. 164,061 17,869,524
26,960,046
Software 13 .1%
Adobe, Inc.* 21,713 8,141,941
Appfolio, Inc., Class A* 3,452 712,907
Dropbox, Inc., Class A* 109,658 3,130,736
Informatica, Inc., Class A* 79,070 1,488,888
Manhattan Associates, Inc.* 21,443 3,803,774
Microsoft Corp. 46,994 18,574,848
Nutanix, Inc., Class A* 2,809 192,978
Palo Alto Networks, Inc.* 41,635 7,782,831
Pegasystems, Inc. 43,616 4,016,161
RingCentral, Inc., Class A* 23,647 602,998
Salesforce, Inc. 29,436 7,909,748
Teradata Corp.* 48,720 1,047,480
UiPath, Inc., Class A* 125,562 1,499,210
58,904,500
Specialized REITs 0 .1%
Millrose Properties, Inc., Class
A 14,377 360,000
Specialty Retail 2 .9%
O'Reilly Automotive, Inc.* 5,412 7,659,062
Tractor Supply Co. 47,804 2,419,839
Williams-Sonoma, Inc. 18,655 2,881,638
12,960,539
Technology Hardware, Storage & Peripherals 6 .5%
Apple, Inc. 137,445 29,207,063
Textiles, Apparel & Luxury Goods 1 .2%
Columbia Sportswear Co. 5,160 320,797
Deckers Outdoor Corp.* 45,748 5,070,251
5,391,048
Tobacco 0 .7%
Altria Group, Inc. 50,352 2,978,321
Total Investments
(cost $403,139,419) — 96.2% 431,400,920
Other assets in excess of liabilities — 3.8% 16,878,932
NET ASSETS — 100.0%
$ 448,279,852
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 45
OTC Total return swap contracts outstanding as of April 30, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 286,400 34,368 34,368
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 40,020 26,413 26,413
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 27,553 14,126 14,126
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 19,491 20,855 20,855
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,213 14,596 14,596
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 27,817 35,884 35,884
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 27,062 7,307 7,307
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 60,258 56,040 56,040
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,745 30,978 30,978
Chemours Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 74,421 8,186 8,186
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 11,794 38,684 38,684
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 44,627 70,957 70,957
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 115,274 19,597 19,597
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 8,088 18,764 18,764
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 34,727 18,058 18,058
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 8,359 84 84
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 44,535 2,995 2,995
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 6,087 18,322 18,322
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,343 3,633 3,633

46 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dexcom, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 7,562 605 605
Doximity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,571 12,677 12,677
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 32,087 39,788 39,788
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 88,458 22,999 22,999
elf Beauty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 24,069 7,221 7,221
Enovis Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 16,565 5,301 5,301
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 18,856 58,831 58,831
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 46,404 82,599 82,599
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,578 77,033 77,033
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 32,281 50,036 50,036
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 66,344 12,605 12,605
Flagstar Financial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 106,599 21,320 21,320
Fortrea Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 43,159 4,316 4,316
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,800 25,088 25,088
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,829 49,661 49,661
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 33,844 18,953 18,953
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,461 2,157 2,157
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 94,864 20,870 20,870
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 16,639 38,270 38,270

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 38,020 1,331 1,331
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,983 218 218
Hartford Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 29,882 28,986 28,986
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,896 4,790 4,790
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 26,024 58,033 58,033
Insulet Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 9,441 9,630 9,630
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 15,419 1,079 1,079
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 6,605 4,623 4,623
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 19,986 3,597 3,597
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,532 5,408 5,408
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 176,983 46,016 46,016
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,463 804 804
Lazard, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 30,728 2,766 2,766
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 13,070 19,997 19,997
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,695 22,018 22,018
Liberty Media Corp-
Liberty Live
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 6,854 3,204 3,204
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 26,567 52,337 52,337
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 36,323 33,417 33,417
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,469 6,235 6,235

48 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 21,423 10,926 10,926
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 26,365 6,591 6,591
Mastercard, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,538 71,548 71,548
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,833 54,941 54,941
MDU Resources
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,670 510 510
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,365 1,665 1,665
Millrose Properties,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,535 2,745 2,745
Moderna, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 23,403 16,850 16,850
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 11,454 82,354 82,354
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 25,858 5,172 5,172
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 222,116 77,741 77,741
Newmont Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,725 1,043 1,043
NEXTracker, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 34,686 85,328 85,328
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 343 4,051 4,051
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 138,904 55,562 55,562
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,388 12,560 12,560
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 94,768 653,899 653,899
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,974 21,754 21,754
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,500 6,290 6,290

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 53,985 15,656 15,656
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 68,341 15,035 15,035
SEI Investments Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,252 5,313 5,313
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 21,297 171,654 171,654
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 33,554 25,501 25,501
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,109 22,096 22,096
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 69,525 52,144 52,144
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 38,387 25,335 25,335
Ubiquiti, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 928 1,949 1,949
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 154,641 18,557 18,557
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 234,450 21,100 21,100
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 49,818 61,774 61,774
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 12,172 6,938 6,938
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,065 11,524 11,524
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 303,359 30,336 30,336
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 152,873 13,759 13,759
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 10,840 18,753 18,753
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,693 194 194
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 536 209 209

50 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 135,310 18,943 18,943
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 44,811 9,410 9,410
– –
Total unrealized appreciation 3,012,376 3,012,376
– –
10X Genomics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 64,416 (7,086) (7,086)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 83,600 (87,780) (87,780)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,739 (21,593) (21,593)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 29,957 (23,636) (23,636)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 11,956 (53,204) (53,204)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 81,440 (19,546) (19,546)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,773 (16,114) (16,114)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 144 (428) (428)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 12,260 (27,585) (27,585)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 142,001 (42,600) (42,600)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,424 (17,632) (17,632)
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 32,708 (13,410) (13,410)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,146 (5,931) (5,931)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 16,934 (32,852) (32,852)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 24,664 (4,440) (4,440)
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,998 (44,229) (44,229)
Chewy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,036 (1,460) (1,460)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 97,407 (1,948) (1,948)
Columbia
Sportswear Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,469 (8,817) (8,817)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,484 (50) (50)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 1,134 (544) (544)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,431 (4,298) (4,298)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 31,308 (10,645) (10,645)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 402 (346) (346)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 120,066 (14,408) (14,408)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,560 (20,982) (20,982)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 19,889 (10,949) (10,949)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 11,124 (32,593) (32,593)
GE Vernova, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,223 (6,333) (6,333)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 103,921 (20,784) (20,784)
GRAIL, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 11,866 (27,410) (27,410)
Grocery Outlet
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 101,472 (7,103) (7,103)
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 63,796 (31,260) (31,260)
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 16,643 (2,330) (2,330)
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,039 (271) (271)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 10,778 (6,467) (6,467)

52 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,607 (236) (236)
Kenvue, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 70,778 (15,571) (15,571)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 35,803 (24,346) (24,346)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 970 (1,077) (1,077)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 5,078 (1,828) (1,828)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 6,847 (1,027) (1,027)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 38 (18) (18)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2025 119,691 (16,757) (16,757)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 105,114 (11,563) (11,563)
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,244 (4,670) (4,670)
Nuvalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 7,429 (6,538) (6,538)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/29/2025 131,107 (11,800) (11,800)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,318 (6,746) (6,746)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 19,705 (38,228) (38,228)
Post Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,365 (7,484) (7,484)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 565 (2,571) (2,571)
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,106 (846) (846)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 16,128 (17,741) (17,741)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 13,116 (1,967) (1,967)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2025 (Unaudited) - Statement of Investments - 53
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,095 (1,276) (1,276)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 138,385 (156,375) (156,375)
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 37,490 (1,125) (1,125)
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 11,031 (28,791) (28,791)
Tapestry, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 31,070 (18,953) (18,953)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,063 (6,174) (6,174)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 6,903 (7,179) (7,179)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2025 87,037 (22,630) (22,630)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 92,567 (38,415) (38,415)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 317,344 (28,561) (28,561)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 31,593 (33,805) (33,805)
Virtu Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,740 (2,986) (2,986)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 10,774 (10,235) (10,235)
Whirlpool Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 10,607 (3,182) (3,182)
– –
Total unrealized depreciation (1,157,765) (1,157,765)
– –
Net unrealized appreciation 1,854,611 1,854,611
Financing Costs of Swap Contracts (135,365) (135,365)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,719,246 1,719,246
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

54 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 1,006,330,939
Repurchase agreements, at value 15,313,668
Cash 752,367
Cash pledged for swap contracts 1,720,554
Restricted cash, collateral for TBAs 430,000
Deposits with broker for futures contracts 2,976,369
Foreign currencies, at value 97,064
Interest and dividends receivable 6,590,436
Security lending income receivable 2,432
Receivable for investments sold 72,687,732
Receivable for capital shares issued 64,782
Reclaims receivable 3,780
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 93,000
Receivable for variation margin on centrally cleared swap contracts 4,552,506
Unrealized appreciation on forward foreign currency contracts (Note 2) 33,770
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 5,997
Total Assets 1,111,655,396
Liabilities:
Payable for investments purchased 77,784,471
Payable for capital shares redeemed 711,907
Payable for variation margin on centrally cleared swap contracts —
Written options, at value (Note 2) 93,705
Swap contracts, at value (Note 2) —
TBA Sale Commitments, at value (Note 2) 51,886,346
Unrealized depreciation on forward foreign currency contracts (Note 2) 100,717
Payable upon return of securities loaned (Note 2) 15,313,668
Accrued expenses and other payables:
Investment advisory fees 211,291
Fund administration fees 140,136
Accounting and transfer agent fees 10,503
Trustee fees 3,107
Due to broker —
Custodian fees 8,293
Compliance program costs (Note 3) 9
Professional fees 15,644
Printing fees 5,670
Other 7,559
Total Liabilities 146,293,026
Commitments and contingencies (Note 3) —
Net Assets $ 965,362,370
* Includes value of securities on loan (Note 2) 29,503,476
Cost of investment securities 1,021,253,357
Cost of repurchase agreements 15,313,668
Cost of foreign currencies 95,408
Premiums of written options (81,346)
Represented by:
Capital $ 1,099,273,448
Total distributable earnings (loss) (133,911,078)
Net Assets $ 965,362,370

1940 Act Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 55
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 2,604,771,966 $ 614,102,717 $ 431,400,920
76,006,136 — —
16,213,738 12,562,457 14,759,098
— — —
— — —
— — —
— 1,399,092 —
1,751,784 3,298,361 154,778
9,622 — —
— 1,842,932 1,122,645
101,689 27,764 24,154
27,059 546,751 —
— 15,380,858 3,012,376
— — —
— — —
— — —
— — 178,685
21,188 3,949 3,272
2,698,903,182 649,164,881 450,655,928
— 4,309,344 —
1,244,906 247,287 226,130
— — 453,274
— — —
— — 1,293,130
— — —
— — —
76,006,136 — —
496,323 231,658 291,770
97,845 34,667 86,262
3,747 2,149 966
7,689 3,200 1,400
— — 4,920
3,488 8 5,995
45 86 1
16,660 16,119 5,552
25 19 3,823
27 72 2,853
77,876,891 4,844,609 2,376,076
— — —
$ 2,621,026,291 $ 644,320,272 $ 448,279,852
77,310,282 — —
2,408,424,614 566,371,670 403,139,419
76,006,136 — —
— 1,355,152 —
— — —
$ 2,429,414,034 $ 561,886,422 $ 386,318,392
191,612,257 82,433,850 61,961,460
$ 2,621,026,291 $ 644,320,272 $ 448,279,852

56 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 965,362,370
Total $ 965,362,370
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 113,836,277
Total 113,836,277
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8 .48

1940 Act Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 57
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 2,621,026,291 $ 644,320,272 $ 448,279,852
$ 2,621,026,291 $ 644,320,272 $ 448,279,852
219,430,170 55,968,876 38,614,439
219,430,170 55,968,876 38,614,439
$ 11 .94 $ 11 .51 $ 11 .61

58 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 22,030,077
Income from securities lending (net of fees) (Note 2) 12,241
Income from non-cash dividends —
Dividend income —
Foreign tax withholding —
Total Income 22,042,318
EXPENSES:
Investment advisory fees 1,191,791
Fund administration fees 190,877
Professional fees 42,801
Printing fees 1,255
Trustee fees 17,689
Custodian fees 16,186
Accounting and transfer agent fees 19,978
Compliance program costs (Note 3) 1,860
Other 8,234
Total expenses before earnings credit and expenses reimbursed 1,490,671
Earnings credit (Note 4) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,490,671
NET INVESTMENT INCOME 20,551,647
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (17,754,846)
Expiration or closing of futures contracts (Note 2) (1,546,595)
Settlement of forward foreign currency contracts (Note 2) (62,551)
Foreign currency transactions (Note 2) (145,764)
TBA Sale Commitments (Note 2) 827,872
Expiration or closing of swap contracts (Note 2) (507,228)
Net realized gains (losses) (19,189,112)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 22,493,708
Futures contracts (Note 2) 3,478,289
Forward foreign currency contracts (Note 2) (30,293)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (34,212)
Written options contracts (Note 2) (12,359)
TBA Sale Commitments (Note 2) (1,312,615)
Swap contracts (Note 2) (1,409,131)
Net change in unrealized appreciation/depreciation 23,173,387
Net realized/unrealized gains (losses) 3,984,275
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 24,535,922
(a)
For the period from November 25, 2024 (commencement of operations) through April 30, 2025.

1940 Act Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 59
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio(a)
Nationwide U.S.
130/30 Equity
Portfolio
$ 539,393 $ 351,055 $ 240,171
44,705 — —
1,004,852 — 354,621
19,973,223 9,806,447 1,770,687
(37,217) (1,090,858) —
21,524,956 9,066,644 2,365,479
3,413,033 1,181,395 1,957,499
389,175 79,170 98,195
76,143 23,260 49,762
20,513 2,160 910
60,488 9,663 9,690
58,258 4,424 5,730
8,577 2,331 1,453
6,615 1,010 1,010
18,801 2,954 3,682
4,051,603 1,306,367 2,127,931
— — (5,730)
— — (940,485)
4,051,603 1,306,367 1,181,716
17,473,353 7,760,277 1,183,763
(132,705) (672,447) 27,592,335
— — —
— — —
151 (293,433) —
— — —
— 12,892,200 6,197,147
(132,554) 11,926,320 33,789,482
(88,464,885) 47,731,047 (46,789,684)
— — —
— — —
— 180,516 —
— — —
— — —
— 15,380,858 1,866,507
(88,464,885) 63,292,421 (44,923,177)
(88,597,439) 75,218,741 (11,133,695)
$ (71,124,086) $ 82,979,018 $ (9,949,932)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 20,551,647 $ 38,565,579
Net realized gains (losses) (19,189,112) (15,355,299)
Net change in unrealized appreciation/depreciation 23,173,387 68,458,346
Change in net assets resulting from operations 24,535,922 91,668,626
Distributions to Shareholders From:
Distributable earnings:
Class R6 (40,873,702) (36,556,246)
Change in net assets from shareholder distributions (40,873,702) (36,556,246)
Change in net assets from capital transactions 92,962,148 (84,817,336)
Change in net assets 76,624,368 (29,704,956)
Net Assets:
Beginning of period 888,738,002 918,442,958
End of period $ 965,362,370 $ 888,738,002
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 260,153,888 $ 198,617,582
Dividends reinvested 40,873,702 36,556,246
Cost of shares redeemed (208,065,442) (319,991,164)
Total Class R6 Shares 92,962,148 (84,817,336)
Change in net assets from capital transactions $ 92,962,148 $ (84,817,336)
SHARE TRANSACTIONS:
Class R6 Shares
Issued 31,089,619 23,101,972
Reinvested 4,978,526 4,315,968
Redeemed (24,707,528) (37,712,118)
Total Class R6 Shares 11,360,617 (10,294,178)
Total change in shares 11,360,617 (10,294,178)
(a) For the period from November 25, 2024 (commencement of operations) through April 30, 2025.

1940 Act Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide Fundamental All Cap Equity
Portfolio
Nationwide
International Equity
Portfolio
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Period Ended
April 30, 2025(a)
(Unaudited)
$ 17,473,353 $ 19,283,741 $ 7,760,277
(132,554) 20,250,909 11,926,320
(88,464,885) 347,157,006 63,292,421
(71,124,086) 386,691,656 82,979,018
(46,674,940) (14,166,772) (545,168)
(46,674,940) (14,166,772) (545,168)
(518,521,291) 2,090,178,640 561,886,422
(636,320,317) 2,462,703,524 644,320,272
3,257,346,608 794,643,084
$ 2,621,026,291 $ 3,257,346,608 $ 644,320,272
$ 134,567,455 $ 2,609,205,131 $ 637,663,941
46,674,940 14,166,772 545,168
(699,763,686) (533,193,263) (76,322,687)
(518,521,291) 2,090,178,640 561,886,422
$ (518,521,291) $ 2,090,178,640 $ 561,886,422
10,538,775 220,350,682 63,103,364
3,730,044 1,243,504 55,123
(56,747,879) (45,381,987) (7,189,611)
(42,479,060) 176,212,199 55,968,876
(42,479,060) 176,212,199 55,968,876

62 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 1,183,763 $ 1,468,335
Net realized gains 33,789,482 46,913,058
Net change in unrealized appreciation/depreciation (44,923,177) 78,084,591
Change in net assets resulting from operations (9,949,932) 126,465,984
Distributions to Shareholders From:
Distributable earnings:
Class R6 (45,565,061) (21,032,516)
Change in net assets from shareholder distributions (45,565,061) (21,032,516)
Change in net assets from capital transactions (9,643,291) (31,284,070)
Change in net assets (65,158,284) 74,149,398
Net Assets:
Beginning of period 513,438,136 439,288,738
End of period $ 448,279,852 $ 513,438,136
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 31,621,107 $ 118,648,396
Dividends reinvested 45,565,061 21,032,516
Cost of shares redeemed (86,829,459) (170,964,982)
Total Class R6 Shares (9,643,291) (31,284,070)
Change in net assets from capital transactions $ (9,643,291) $ (31,284,070)
SHARE TRANSACTIONS:
Class R6 Shares
Issued 2,541,557 9,357,905
Reinvested 3,689,146 1,899,037
Redeemed (6,653,640) (14,810,919)
Total Class R6 Shares (422,937) (3,553,977)
Total change in shares (422,937) (3,553,977)

1940 Act Funds - April 30, 2025 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2025 (Unaudited) $ 8.67 $ 0.19 $ 0.02 $ 0.21 $ (0.40) $ — $ (0.40) $ 8.48 2.62% $ 965,362 0.33% 4.49% 0.33% 117.85%
10/31/2024 8.14 0.37 0.53 0.90 (0.37) — (0.37) 8.67 11.20% 888,738 0.33% 4.34% 0.33% 311.73%
10/31/2023 8.26 0.32 (0.28) 0.04 (0.16) — (0.16) 8.14 0.36% 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

64 - Financial Highlights - April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2025 (Unaudited) $ 12.44 $ 0.07 $ (0.39) $ (0.32) $ (0.07) $ (0.11) $ (0.18) $ 11.94 (2.58)% $ 2,621,026 0.26% 1.13% 0.26% 32.12%
10/31/2024 9.27 0.13 3.15 3.28 (0.11) — (0.11) 12.44 35.52% 3,257,347 0.26% 1.08% 0.26% 58.06%
10/31/2023(d) 10.00 0.03 (0.75) (0.72) (0.01) — (0.01) 9.27 (7.22)% 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through
October 31, 2023.

1940 Act Funds - April 30, 2025 (Unaudited) - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Nationwide International Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2025(d)
(Unaudited) $ 10.07 $ 0.01 $ 1.44 $ 1.45 $ (0.01) $ — $ (0.01) $ 11.51 14.41% $ 644,320 0.51% 3.00% 0.51% 29.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from November 25, 2024 (commencement of operations) through April 30, 2025. Total return is calculated based on inception date of November 22,
2024 through April 30, 2025.

66 - Financial Highlights - April 30, 2025 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2025 (Unaudited) $ 13.15 $ 0.03 $ (0.32) $ (0.29) $ (0.03) $ (1.22) $ (1.25) $ 11.61 (2.75)% $ 448,280 0.49% 0.49% 0.88% 52.94%
10/31/2024 10.31 0.04 3.42 3.46 (0.56) (0.06) (0.62) 13.15 34.63% 513,438 0.49% 0.33% 0.88% 105.69%
10/31/2023 9.90 0.10 0.63 0.73 (0.32) — (0.32) 10.31 7.64% 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9,
2022 through October 31, 2022.

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 67
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide International Equity Portfolio ("International Equity Portfolio")
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
International Equity Portfolio commenced operations on November 25, 2024.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

68 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 69
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 89,603,525 $ – $ 89,603,525
Collateralized Mortgage Obligations – 27,056,524 – 27,056,524
Commercial Mortgage-Backed Securities – 61,425,640 – 61,425,640
Corporate Bonds – 240,458,157 – 240,458,157
Credit Default Swaps† – 35,488 – 35,488
Foreign Government Securities – 6,372,886 – 6,372,886
Forward Foreign Currency Contracts – 33,770 – 33,770
Futures Contracts# 2,411,530 – – 2,411,530
Interest Rate Swaps† – 1,977,116 – 1,977,116
Mortgage-Backed Securities – 292,943,720 – 292,943,720
Municipal Bonds – 1,495,547 – 1,495,547
Purchased Swaptions – 89,924 – 89,924
Repurchase Agreements – 15,313,668 – 15,313,668
Short-Term Investments – 45,875,722 – 45,875,722
U.S. Treasury Obligations – 241,009,294 – 241,009,294
Total Assets $ 2,411,530 $ 1,023,690,981 $ – $ 1,026,102,511
Liabilities:
Credit Default Swaps† $ – $ (590,615) $ – $ (590,615)
Forward Foreign Currency Contracts – (100,717) – (100,717)
Futures Contracts# (17) – – (17)
Interest Rate Swaps† – (2,610,144) – (2,610,144)
TBA Sale Commitments – (51,886,346) – (51,886,346)
Written Swaptions – (93,705) – (93,705)
Total Liabilities $ (17) $ (55,281,527) $ – $ (55,281,544)
Total $ 2,411,513 $ 968,409,454 $ – $ 970,820,967
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 46,257,435 $ – $ – $ 46,257,435
Air Freight & Logistics 4,055,376 – – 4,055,376
Automobile Components 2,637,191 – – 2,637,191
Automobiles 36,240,294 – – 36,240,294
Banks 112,408,357 – – 112,408,357
Beverages 23,328,702 – – 23,328,702
Biotechnology 33,395,838 – – 33,395,838
Broadline Retail 86,555,802 – – 86,555,802
Building Products 7,801,956 – – 7,801,956
Capital Markets 74,426,726 – – 74,426,726
Chemicals 38,900,429 – – 38,900,429
Commercial Services & Supplies 10,584,806 – – 10,584,806
Communications Equipment 6,640,395 – – 6,640,395
Construction & Engineering 1,178,793 – – 1,178,793
Construction Materials 3,511,417 – – 3,511,417
Consumer Finance 9,856,122 – – 9,856,122
Consumer Staples Distribution & Retail 54,900,303 – – 54,900,303
Containers & Packaging 4,988,966 – – 4,988,966
Distributors 25,937 – – 25,937
Diversified Consumer Services 882,709 – – 882,709
Diversified REITs 461,710 – – 461,710

70 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ 19,613,190 $ – $ – $ 19,613,190
Electric Utilities 41,341,840 – – 41,341,840
Electrical Equipment 34,624,277 2 – 34,624,279
Electronic Equipment, Instruments &
Components 9,752,209 – – 9,752,209
Energy Equipment & Services 3,089,042 – – 3,089,042
Entertainment 51,470,142 – – 51,470,142
Financial Services 120,972,786 – – 120,972,786
Food Products 6,870,402 – – 6,870,402
Gas Utilities 2,654,871 – – 2,654,871
Ground Transportation 22,231,803 – – 22,231,803
Health Care Equipment & Supplies 68,989,971 – – 68,989,971
Health Care Providers & Services 49,861,170 – – 49,861,170
Health Care REITs 12,994,596 – – 12,994,596
Health Care Technology 1,356,279 – – 1,356,279
Hotel & Resort REITs 457,411 – – 457,411
Hotels, Restaurants & Leisure 61,162,268 – – 61,162,268
Household Durables 10,378,494 – – 10,378,494
Household Products 35,680,624 – – 35,680,624
Independent Power and Renewable
Electricity Producers 5,869,970 – – 5,869,970
Industrial Conglomerates 18,335,100 – – 18,335,100
Industrial REITs 8,599,046 – – 8,599,046
Insurance 86,143,657 – – 86,143,657
Interactive Media & Services 155,590,362 – – 155,590,362
IT Services 23,922,803 – – 23,922,803
Leisure Products 241,385 – – 241,385
Life Sciences Tools & Services 23,858,353 – – 23,858,353
Machinery 50,976,978 – – 50,976,978
Marine Transportation 177,121 – – 177,121
Media 6,760,446 – – 6,760,446
Metals & Mining 18,056,154 – – 18,056,154
Mortgage Real Estate Investment Trusts
(REITs) 2,351,433 – – 2,351,433
Multi-Utilities 15,594,256 – – 15,594,256
Office REITs 442,618 – – 442,618
Oil, Gas & Consumable Fuels 70,610,924 – – 70,610,924
Paper & Forest Products 77,208 – – 77,208
Passenger Airlines 7,381,345 – – 7,381,345
Personal Care Products 11,888,903 – – 11,888,903
Pharmaceuticals 84,559,572 – – 84,559,572
Professional Services 21,617,316 – – 21,617,316
Real Estate Management & Development 433,536 – – 433,536
Residential REITs 23,962,214 – – 23,962,214
Retail REITs 896,404 – – 896,404
Semiconductors & Semiconductor
Equipment 222,108,020 – – 222,108,020
Software 270,095,928 – – 270,095,928
Specialized REITs 13,743,862 – – 13,743,862
Specialty Retail 71,278,175 – – 71,278,175
Technology Hardware, Storage &
Peripherals 163,177,737 – – 163,177,737
Textiles, Apparel & Luxury Goods 3,607,683 – – 3,607,683
Tobacco 12,124,882 – – 12,124,882
Trading Companies & Distributors 11,751,683 – – 11,751,683
Water Utilities 303,125 – – 303,125
Wireless Telecommunication Services 11,004,533 – – 11,004,533
Total Common Stocks $ 2,530,083,371 $ 2 $ – $ 2,530,083,373
Exchange Traded Funds 74,687,338 – – 74,687,338
Repurchase Agreements – 76,006,136 – 76,006,136

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 71
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Level 1 Level 2 Level 3 Total
Assets:
Rights   $ 1,255 $ – $ – $ 1,255
Total $ 2,604,771,964 $ 76,006,138 $ – $ 2,680,778,102
International Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 614,102,717 $ – $ 614,102,717
Total Return Swaps† – 15,380,858 – 15,380,858
Total $ – $ 629,483,575 $ – $ 629,483,575
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 431,400,920 $ – $ – $ 431,400,920
Total Return Swaps† – 3,012,376 – 3,012,376
Total Assets $ 431,400,920 $ 3,012,376 $ – $ 434,413,296
Liabilities:
Total Return Swaps† $ – $ (1,293,130) $ – $ (1,293,130)
Total Liabilities $ – $ (1,293,130) $ – $ (1,293,130)
Total $ 431,400,920 $ 1,719,246 $ – $ 433,120,166
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2025, All Cap Equity Portfolio held three rights investments that were categorized as Level 3 investments which were each valued at $0.

72 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 73
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.

74 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 75
cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that market and/
or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments

76 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 77
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2025:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 89,924
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 35,488
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 1,977,116
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 33,770
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 2,411,530
Total $ 4,547,828
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (93,705)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (590,615)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (2,610,144)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (100,717)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (17)
Total $ (3,395,198)
International Equity Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 15,380,858
Total $ 15,380,858
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,012,376
Total $ 3,012,376
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,293,130)
Total $ (1,293,130)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

78 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2025:
Bond Portfolio
Realized Gains (Losses): Total
Purchased Swaptions§
Interest rate risk $ (10,564)
Swap Contracts
Credit risk 165,432
Equity risk (36,936)
Interest rate risk (635,724)
Forward Foreign Currency Contracts
Currency risk (62,551)
Futures Contracts
Interest rate risk (1,546,595)
Total $ (2,126,938)
International Equity Portfolio
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 12,892,200
Total $ 12,892,200
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 6,197,147
Total $ 6,197,147
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Written Swaptions
Interest rate risk $ (12,359)
Swap Contracts
Credit risk (718,494)
Interest rate risk (690,637)
Forward Foreign Currency Contracts
Currency risk (30,293)
Futures Contracts
Interest rate risk 3,478,289
Total $ 2,026,506
International Equity Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 15,380,858
Total $ 15,380,858
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,866,507
Total $ 1,866,507

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 79
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2025, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Bond Portfolio
Swaptions:
Average Value Purchased $ 76,871
Average Value Written $ 22,927
Average Number of Purchased Swaption Contracts 6,771,429
Average Number of Written Swaption Contracts 414,286
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 106,195,724
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 195,644,232
Average Notional Balance—Pays Float Rate $ 251,268,528
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 999,846
Average Settlement Value Sold $ 486,347
Futures Contracts:
Average Notional Balance Long $ 191,623,850
Average Notional Balance Short $ 13,818,258
International Equity Portfolio
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 176,977,842
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 156,525,733
Average Notional Balance — Pays Float Rate $ (146,084,439)

80 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2025:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 33,770 $ — $ — $ 33,770
Bank of America NA
Purchased
Swaptions 77,635 — — 77,635
Total Bank of America NA 111,405 — — 111,405
JPMorgan Chase
Bank US
Purchased
Swaptions 12,289 — — 12,289
Total $ 123,694 $ – $ — $ 123,694
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA Written Swaptions $ (67,437) $ — $ — $ (67,437)
Deutsche Bank
Securities, Inc.
Forward Foreign
Currency Contracts (100,717) — — (100,717)
JPMorgan Chase
Bank US
Written Swaptions
(26,268) — — (26,268)
Total $ (194,422) $ — $ — $ (194,422)
International Equity Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Swap Contracts $ 15,380,858 $ — $ — $ 15,380,858
Total $ 15,380,858 $ – $ — $ 15,380,858
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,012,376 $ (1,157,765) $ — $ 1,854,611
Total $ 3,012,376 $ (1,157,765) $ — $ 1,854,611

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 81
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (1,157,765) $ 1,157,765 $ — $ —
Total $ (1,157,765) $ 1,157,765 $ — $ —

82 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 15,313,668
All Cap Equity Portfolio 76,006,136

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 83
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Santander US Capital Markets, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $35,204,255, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.13%, maturing 10/23/2025 - 1/15/2029; total market value
$35,908,367.
Societe Generale , 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 13,313,668 $ – $ 13,313,668 $ (13,313,668) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Societe Generale 1,000,000 – 1,000,000 (1,000,000) –
Total $ 15,313,668 $ – $ 15,313,668 $ (15,313,668) $ –
All Cap Equity Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 56,006,136 $ – $ 56,006,136 $ (56,006,136) $ –
Societe Generale 20,000,000 – 20,000,000 (20,000,000) –
Total $ 76,006,136 $ – $ 76,006,136 $ (76,006,136) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

84 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
(k) Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of April 30, 2025, the Funds did not invest in any repurchase agreements.
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 85
require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
All Cap Equity Portfolio GSAM
Neuberger Berman Investment Advisers LLC
International Equity Portfolio Los Angeles Capital Management LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.

86 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2025, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
International Equity Portfolio Up to $500 million 0.465%
$500 million and more but less than $1billion 0.440%
$1 billion and more 0.415%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements **
Effective Advisory Fee
Rate After Expense
Reimbursements
Bond Portfolio 0.26% 0.26%
All Cap Equity Portfolio 0.22 0.22
International Equity Portfolio 0.46 0.46
U.S. 130/30 Equity 0.81 0.42
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
Bond Portfolio $ — $ — $ — $ — $ —
All Cap Equity Portfolio — — — — —
International Equity Portfolio — — — — —

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 87
During the six months ended April 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $757,417 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $10,495.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
U.S. 130/30 Equity $ 233,779(a) $ 1,801,542 $ 1,691,330 $ 940,485 $ 4,667,136
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
International Equity Portfolio 100.00
U.S. 130/30 Equity 100.00

88 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
Bond Portfolio $ 1,196,154,584 $ 1,163,868,470
All Cap Equity Portfolio 989,258,648 1,515,013,937
International Equity Portfolio 729,882,889 162,836,318
U.S. 130/30 Equity 250,736,139 300,561,250
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 220,478,630 $ 160,683,336

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 89
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is

90 - Notes to Financial Statements - April 30, 2025 (Unaudited) - 1940 Act Funds
a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Portfolio 32.83% 2(a)
All Cap Equity Portfolio 37.49 3(a)
International Equity Portfolio 37.91 3(a)
U.S. 130/30 Equity 56.86 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

1940 Act Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 91
10. Recaptured Brokerage Commissions
During the six months ended April 30, 2025, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
All Cap Equity Portfolio $ 12,807
International Equity Portfolio 1,848
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 987,069,420 $ 16,156,751 $ (30,279,295) $ (14,122,544)
All Cap Equity Portfolio 2,503,955,723 263,223,004 (86,400,625) 176,822,379
International Equity Portfolio 551,354,941 91,942,638 (13,814,004) 78,128,634
U.S. 130/30 Equity 405,175,971 60,754,077 (32,809,882) 27,944,195

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 92
Statements of Operations 96
Statements of Changes in Net Assets 98
Financial Highlights 108
Notes to Financial Statements 114

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 19,106 19,020
Automobiles 0.2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,457
World Omni Auto Receivables
Trust
Series 2024-A, Class A3,
4.86%, 3/15/2029 170,000 170,884
Series 2024-A, Class B,
5.09%, 12/17/2029 200,000 203,460
464,801
Credit Card 0.2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 515,799
Total Asset-Backed Securities
(cost $990,236)
999,620
Commercial Mortgage-Backed Securities 1.4%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 440,696
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K066, Class A2,
3.12%, 6/25/2027 250,000 245,426
Series K739, Class A2,
1.34%, 9/25/2027 620,000 586,818
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 479,215
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 189,345
FNMA ACES REMIC, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,031,348 948,044
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 726,869
Morgan Stanley Capital I
Trust, Series 2019-H6,
Class A4, 3.42%, 6/15/2052 150,000 143,291
Total Commercial Mortgage-Backed
Securities
(cost $4,001,447) 3,759,704
Corporate Bonds 24.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
3.10%, 5/1/2026 50,000 49,153
5.04%, 5/1/2027 25,000 25,168
3.20%, 3/1/2029 100,000 94,393
5.15%, 5/1/2030 50,000 50,476
6.13%, 2/15/2033 25,000 25,935
3.60%, 5/1/2034 15,000 12,941
6.53%, 5/1/2034 20,000 21,483
5.71%, 5/1/2040 140,000 135,907
5.81%, 5/1/2050 25,000 23,433
6.86%, 5/1/2054 40,000 42,721
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 44,325
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 111,966
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033 30,000 30,474
4.85%, 4/27/2035(b) 55,000 53,190
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 43,219
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 30,270
4.09%, 9/15/2052 70,000 54,215
4.15%, 6/15/2053 10,000 7,823
5.70%, 11/15/2054 25,000 24,896
4.30%, 6/15/2062 10,000 7,786
Northrop Grumman Corp. ,
3.25%, 1/15/2028 40,000 38,912
4.75%, 6/1/2043 70,000 62,118
RTX Corp. ,
4.13%, 11/16/2028 200,000 198,400
6.10%, 3/15/2034 50,000 53,742
4.50%, 6/1/2042 50,000 43,430
3.75%, 11/1/2046 50,000 37,458
3.03%, 3/15/2052 50,000 31,310
1,355,144
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,567
4.55%, 4/1/2046 70,000 55,319
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 43,094
5.30%, 4/1/2050 50,000 46,705
164,685
Automobile Components 0.1%
Aptiv Swiss Holdings Ltd. ,
5.40%, 3/15/2049 25,000 20,812
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 25,000 24,028
Lear Corp. ,
3.80%, 9/15/2027(b) 123,000 119,842
164,682
Automobiles 0.1%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 31,653
3.25%, 2/12/2032 50,000 40,856
4.75%, 1/15/2043 65,000 48,605
5.29%, 12/8/2046 25,000 19,453

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co. ,
4.20%, 10/1/2027 40,000 39,334
6.25%, 10/2/2043 70,000 66,026
5.20%, 4/1/2045 30,000 24,600
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027 40,000 38,766
2.97%, 3/10/2032(b) 20,000 17,800
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,094
386,187
Banks 4.5%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 198,791
6.61%, 11/7/2028 200,000 213,494
Bank of America Corp. ,
4.25%, 10/22/2026 100,000 99,906
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 100,000 96,751
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 185,769
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 25,000 25,332
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 49,297
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 97,878
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(c) 50,000 50,932
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 90,355
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 176,894
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 83,519
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 38,754
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 45,000 44,861
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 100,000 100,272
(SOFR + 1.84%), 5.87%,
9/15/2034(c) 40,000 41,677
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 50,716
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 25,000 24,469
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 24,521
(SOFR + 1.31%), 5.51%,
1/24/2036(c) 40,000 40,544
(SOFR + 1.70%), 5.74%,
2/12/2036(c) 25,000 24,946
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(b)(c) 95,000 84,953
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 100,000 70,867
5.88%, 2/7/2042(b) 25,000 25,775
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 50,000 41,831
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 23,142
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(c) 25,000 17,470
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 10,000 6,295
Bank of Montreal ,
5.20%, 2/1/2028 50,000 51,105
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 21,118
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(b) 150,000 147,054
4.85%, 2/1/2030 60,000 60,691
5.65%, 2/1/2034 10,000 10,333
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028 200,000 212,203
4.97%, 5/16/2029 250,000 251,096
(SOFR + 2.22%), 6.49%,
9/13/2029(b) 200,000 210,543
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,526
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 25,000 24,920
3.60%, 4/7/2032 30,000 27,552
Citigroup, Inc. ,
3.40%, 5/1/2026 100,000 99,034
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,754
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 97,540
(SOFR + 0.87%), 4.79%,
3/4/2029(c) 25,000 25,123
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 97,325
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 25,000 24,746
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 46,403
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 69,906
6.63%, 6/15/2032 142,000 153,164

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 35,000 35,825
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 19,882
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 25,087
(SOFR + 1.83%), 6.02%,
1/24/2036(b)(c) 45,000 45,124
(SOFR + 1.47%), 5.33%,
3/27/2036(c) 25,000 24,797
8.13%, 7/15/2039 40,000 49,477
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 60,000 41,514
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(b)(c) 90,000 72,052
4.65%, 7/23/2048 30,000 25,212
(SOFR + 1.75%), 5.61%,
3/4/2056(c) 25,000 23,889
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 87,716
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 25,421
(SOFR + 2.33%), 6.65%,
4/25/2035(c) 10,000 10,574
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,318
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 247,273
Fifth Third Bancorp ,
2.55%, 5/5/2027(b) 30,000 28,881
3.95%, 3/14/2028 70,000 69,092
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 25,000 26,216
(SOFR + 1.49%), 4.90%,
9/6/2030(c) 25,000 24,937
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 20,000 18,745
HSBC Holdings plc ,
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 200,471
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 200,000 212,608
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 207,432
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 199,384
4.95%, 3/31/2030 200,000 202,144
6.50%, 9/15/2037 100,000 103,711
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 25,996
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 15,027
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(c) 200,000 198,265
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
4.25%, 10/1/2027(b) 70,000 70,258
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 59,922
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 151,617
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,354
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 150,000 157,665
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 24,969
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 77,404
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 25,361
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(c) 20,000 18,503
(SOFR + 1.04%), 4.60%,
10/22/2030(c) 25,000 24,983
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 113,125
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 88,619
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 31,025
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 49,742
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 51,577
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(c) 100,000 101,550
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 51,825
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 70,000 70,113
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 25,437
6.40%, 5/15/2038 120,000 131,709
5.60%, 7/15/2041 40,000 40,382
(SOFR + 1.46%), 3.16%,
4/22/2042(c) 50,000 37,314
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 24,619
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 80,000 62,522
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 19,815
KeyCorp ,
4.10%, 4/30/2028(b) 80,000 78,883
2.55%, 10/1/2029 50,000 45,355
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(c) 15,000 15,713

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 201,368
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 50,210
2.88%, 4/3/2028 80,000 78,395
1.75%, 9/14/2029 100,000 92,187
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033(b) 110,000 115,951
Lloyds Banking Group plc ,
+ 1.21%), 3.57%, 11/7/2028 200,000 194,822
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c) 40,000 38,934
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 193,148
3.75%, 7/18/2039(b) 200,000 168,672
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 207,105
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 193,401
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 72,173
2.55%, 1/22/2030(b) 20,000 18,265
(SOFR + 1.20%), 5.49%,
5/14/2030(c) 25,000 25,728
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 39,557
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 38,475
(SOFR + 1.90%), 5.68%,
1/22/2035(c) 50,000 50,962
(SOFR + 1.60%), 5.40%,
7/23/2035(c) 25,000 24,981
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 25,000 25,305
Royal Bank of Canada ,
2.05%, 1/21/2027 50,000 48,337
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(c) 25,000 25,027
(SOFR + 0.83%), 4.97%,
1/24/2029(c) 25,000 25,354
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 50,000 50,640
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,438
5.00%, 2/1/2033 70,000 70,325
5.15%, 2/1/2034(b) 15,000 15,213
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(b) 100,000 99,289
Sumitomo Mitsui Financial
Group, Inc. ,
3.35%, 10/18/2027 80,000 78,300
2.14%, 9/23/2030 75,000 65,065
2.93%, 9/17/2041 70,000 49,947
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 149,501
4.46%, 6/8/2032 60,000 58,332
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 25,000 25,193
1.95%, 6/5/2030 50,000 43,560
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 10,000 9,552
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 41,826
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 39,155
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(c) 40,000 40,690
US Bancorp ,
Series X, 3.15%, 4/27/2027 150,000 147,185
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 25,000 24,176
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 61,947
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 25,474
Wachovia Corp. ,
5.50%, 8/1/2035(b) 25,000 25,044
Wells Fargo & Co. ,
3.00%, 10/23/2026 75,000 73,580
(CME Term SOFR 3
Month + 1.43%), 3.20%,
6/17/2027(c) 50,000 49,299
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 50,000 49,166
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 100,000 95,870
(SOFR + 1.37%), 4.97%,
4/23/2029(c) 25,000 25,315
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 92,657
(SOFR + 1.50%), 5.15%,
4/23/2031(c) 25,000 25,388
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 44,894
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 88,420
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 131,774
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 64,526

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 24,676
5.61%, 1/15/2044 200,000 188,539
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 35,000 30,789
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 134,351
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 26,096
3.13%, 11/18/2041 65,000 45,930
11,912,057
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 140,000 127,638
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 152,310
5.45%, 1/23/2039 80,000 81,064
5.55%, 1/23/2049 70,000 69,267
5.80%, 1/23/2059 20,000 20,241
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 20,000 19,925
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 25,000 24,557
1.65%, 6/1/2030 40,000 35,316
2.60%, 6/1/2050 75,000 45,852
5.40%, 5/13/2064(b) 50,000 48,492
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 44,621
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 184,205
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,216
4.50%, 4/15/2052(b) 30,000 24,505
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 39,923
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 40,000 40,442
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,383
5.00%, 2/7/2035 25,000 25,248
3.45%, 10/6/2046 75,000 55,779
2.75%, 10/21/2051 25,000 15,525
1,096,509
Biotechnology 0.4%
AbbVie, Inc. ,
3.20%, 5/14/2026 25,000 24,724
4.25%, 11/14/2028 50,000 50,259
3.20%, 11/21/2029 60,000 57,191
4.88%, 3/15/2030 25,000 25,550
5.05%, 3/15/2034 40,000 40,337
4.30%, 5/14/2036 50,000 46,525
4.70%, 5/14/2045 50,000 44,228
4.25%, 11/21/2049 125,000 101,377
5.40%, 3/15/2054 50,000 47,908
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
5.50%, 3/15/2064 20,000 19,219
Amgen, Inc. ,
2.20%, 2/21/2027 40,000 38,575
5.15%, 3/2/2028 70,000 71,550
5.25%, 3/2/2033 80,000 80,843
5.60%, 3/2/2043 60,000 58,376
4.66%, 6/15/2051 170,000 142,499
5.75%, 3/2/2063 60,000 57,060
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 18,273
Gilead Sciences, Inc. ,
4.75%, 3/1/2046(b) 90,000 79,207
5.60%, 11/15/2064 50,000 48,222
1,051,923
Broadline Retail 0.2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 175,378
Amazon.com, Inc. ,
1.20%, 6/3/2027 70,000 66,249
1.65%, 5/12/2028 50,000 46,810
3.60%, 4/13/2032 25,000 23,713
4.70%, 12/1/2032(b) 25,000 25,353
2.50%, 6/3/2050 50,000 29,739
3.95%, 4/13/2052 25,000 19,708
4.25%, 8/22/2057 150,000 121,834
eBay, Inc. ,
4.00%, 7/15/2042 50,000 39,597
548,381
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 22,330
2.72%, 2/15/2030 100,000 92,330
5.90%, 3/15/2034 48,000 50,530
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 47,018
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 98,660
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,198
Owens Corning ,
4.30%, 7/15/2047 10,000 7,909
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 19,983
347,958
Capital Markets 1.8%
Apollo Debt Solutions BDC ,
Series WI*, 6.70%,
7/29/2031 15,000 15,265
Ares Capital Corp. ,
2.88%, 6/15/2028 30,000 27,852
5.88%, 3/1/2029(b) 20,000 20,136
3.20%, 11/15/2031 20,000 17,041
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 25,000 24,954
5.60%, 2/15/2030(d) 25,000 24,545

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 70,000 67,568
Series J, 1.90%, 1/25/2029 25,000 22,950
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 21,085
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 43,732
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 15,162
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 47,231
5.60%, 11/22/2029(d) 25,000 24,621
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 20,000 18,280
Blue Owl Capital Corp. ,
2.88%, 6/11/2028 20,000 18,243
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 47,283
6.65%, 3/15/2031 10,000 10,104
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 83,289
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 60,323
3.50%, 3/30/2051 20,000 13,201
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,853
1.95%, 12/1/2031 50,000 41,997
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 37,189
CME Group, Inc. ,
5.30%, 9/15/2043(b) 50,000 49,738
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 192,752
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 159,372
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 25,000 25,234
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 200,000 192,648
(SOFR + 1.11%), 2.64%,
2/24/2028(b)(c) 125,000 120,883
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 100,000 106,090
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 25,298
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,426
(SOFR + 1.58%), 5.22%,
4/23/2031(c) 25,000 25,461
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 32,685
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 30,933
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 24,846
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 25,000 24,224
(SOFR + 1.38%), 5.54%,
1/28/2036(c) 50,000 50,493
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 219,742
6.25%, 2/1/2041 130,000 135,664
(SOFR + 1.70%), 5.73%,
1/28/2056(c) 35,000 34,088
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 20,035
4.60%, 3/15/2033(b) 20,000 19,699
4.95%, 6/15/2052 20,000 17,729
3.00%, 9/15/2060 25,000 14,998
5.20%, 6/15/2062 20,000 17,999
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 48,146
6.20%, 4/14/2034 15,000 15,200
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,394
Morgan Stanley ,
4.35%, 9/8/2026 150,000 149,743
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 130,000 125,606
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 83,307
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 111,989
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 49,623
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 82,746
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 24,920
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 36,536
(SOFR + 1.51%), 5.19%,
4/17/2031(c) 25,000 25,453
7.25%, 4/1/2032 100,000 114,111
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 85,000 72,477
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 43,919
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 85,666
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 20,000
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 100,000 101,052
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 50,000 50,508

8 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 30,976
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 45,000 44,797
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 50,000 50,721
4.38%, 1/22/2047 110,000 91,594
Nasdaq, Inc. ,
5.55%, 2/15/2034 88,000 90,329
6.10%, 6/28/2063 10,000 10,051
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 192,372
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,237
1.95%, 5/1/2030 50,000 44,423
S&P Global, Inc. ,
2.45%, 3/1/2027 25,000 24,289
2.70%, 3/1/2029(b) 10,000 9,440
2.90%, 3/1/2032 50,000 44,788
3.90%, 3/1/2062 25,000 18,412
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 40,000 40,219
2.20%, 3/3/2031 25,000 21,831
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 39,351
UBS AG ,
5.65%, 9/11/2028 200,000 207,908
4,601,075
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,440
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,015
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 58,092
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 76,826
6.90%, 5/15/2053 25,000 26,074
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 18,437
5.42%, 11/15/2048 25,000 24,409
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 20,532
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 85,281
FMC Corp. ,
6.38%, 5/18/2053 15,000 13,731
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 16,639
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,582
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 45,361
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 49,965
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 51,241
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd.,
5.00%, 4/1/2049 20,000 17,501
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 93,463
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 41,430
Westlake Corp. ,
4.38%, 11/15/2047 40,000 30,643
722,662
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 46,277
3.05%, 3/1/2050 50,000 33,259
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 57,466
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 40,580
4.15%, 7/15/2049 50,000 40,569
5.35%, 10/15/2054(b) 55,000 52,777
270,928
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 30,000 29,447
5.10%, 2/24/2035(b) 25,000 25,327
5.90%, 2/15/2039 40,000 42,681
5.30%, 2/26/2054 25,000 23,858
5.35%, 2/26/2064(b) 20,000 18,957
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,417
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 30,835
219,522
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 45,260
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 39,508
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 98,794
5.70%, 12/1/2054(b) 25,000 23,892
162,194
Consumer Finance 0.8%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027(b) 150,000 146,573
3.00%, 10/29/2028 200,000 188,887
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 19,813
8.00%, 11/1/2031 30,000 33,222
American Express Co. ,
3.13%, 5/20/2026 25,000 24,697
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(c) 100,000 99,755
(SOFR + 1.63%), 5.92%,
4/25/2035(c) 15,000 15,398

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 24,926
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 46,116
1.80%, 1/13/2031 20,000 17,019
4.90%, 1/10/2034 30,000 29,446
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 49,348
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(c) 45,000 45,182
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 52,100
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 22,279
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 25,225
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 46,942
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(c) 20,000 20,239
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026 50,000 50,068
5.00%, 5/14/2027 100,000 101,980
Discover Financial Services ,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(c) 10,000 11,471
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027 200,000 205,909
General Motors Financial Co.,
Inc. ,
1.50%, 6/10/2026 30,000 28,897
2.35%, 2/26/2027 50,000 47,739
4.30%, 4/6/2029 25,000 24,151
5.85%, 4/6/2030 75,000 76,270
5.95%, 4/4/2034 30,000 29,863
5.90%, 1/7/2035 25,000 24,810
John Deere Capital Corp. ,
5.15%, 9/8/2026 80,000 81,158
1.75%, 3/9/2027 50,000 47,963
PACCAR Financial Corp. ,
Series R, 4.50%,
11/25/2026 30,000 30,237
Synchrony Financial ,
2.88%, 10/28/2031 25,000 21,182
Toyota Motor Credit Corp. ,
4.45%, 5/18/2026 40,000 40,089
5.00%, 8/14/2026 50,000 50,478
3.05%, 3/22/2027 40,000 39,206
4.35%, 10/8/2027 40,000 40,158
3.65%, 1/8/2029 40,000 39,064
4.45%, 6/29/2029 50,000 50,170
4.80%, 1/5/2034(b) 40,000 39,786
1,987,816
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 66,478
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 21,865
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,698
3.38%, 12/1/2051 25,000 15,202
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 102,204
4.65%, 1/15/2048 25,000 20,735
5.65%, 9/15/2064 25,000 23,220
Sysco Corp. ,
6.60%, 4/1/2050(b) 50,000 53,006
Target Corp. ,
2.65%, 9/15/2030 75,000 68,756
3.90%, 11/15/2047 25,000 19,260
4.80%, 1/15/2053(b) 30,000 26,278
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 86,990
2.65%, 9/22/2051 100,000 62,021
4.50%, 9/9/2052 20,000 17,395
605,108
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 19,893
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 43,145
2.85%, 2/1/2032 50,000 43,378
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 37,568
143,984
Diversified Consumer Services 0.1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 12,481
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 56,620
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,692
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 35,509
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 21,882
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,287
150,471
Diversified REITs 0.1%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 99,808
GLP Capital LP ,
5.63%, 9/15/2034 25,000 24,441
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 87,045
4.75%, 3/15/2042 60,000 52,908

10 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
VICI Properties LP ,
4.75%, 2/15/2028 10,000 10,003
5.13%, 5/15/2032(b) 10,000 9,787
5.63%, 5/15/2052 20,000 17,911
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 48,362
350,265
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 57,671
1.65%, 2/1/2028 20,000 18,667
4.30%, 2/15/2030 50,000 49,605
2.75%, 6/1/2031 80,000 71,789
2.25%, 2/1/2032 100,000 84,953
2.55%, 12/1/2033 152,000 125,436
3.50%, 6/1/2041 70,000 53,747
3.65%, 6/1/2051 30,000 20,990
3.50%, 9/15/2053 80,000 53,546
3.55%, 9/15/2055 25,000 16,742
3.65%, 9/15/2059 228,000 150,806
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 38,837
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 42,834
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 58,827
Orange SA ,
5.50%, 2/6/2044 50,000 48,926
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 106,958
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 110,761
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 40,133
1.75%, 1/20/2031 100,000 85,602
4.50%, 8/10/2033 80,000 77,143
4.78%, 2/15/2035 30,000 29,167
5.25%, 4/2/2035 25,000 25,128
3.85%, 11/1/2042 135,000 106,846
2.88%, 11/20/2050 100,000 61,380
2.99%, 10/30/2056 210,000 124,775
1,661,269
Electric Utilities 1.8%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,402
Series O, 4.50%, 6/15/2052 50,000 41,375
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033(b) 40,000 40,988
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 11,899
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 84,594
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 76,886
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 83,510
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 23,307
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035 25,000 25,209
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,948
3.70%, 3/15/2045 80,000 61,266
Series B, 3.65%, 3/1/2052 10,000 7,196
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,035
5.45%, 6/15/2034 35,000 35,576
3.30%, 6/15/2041 50,000 36,372
4.20%, 6/15/2049 70,000 53,189
5.00%, 8/15/2052 50,000 42,745
5.80%, 6/15/2054 50,000 47,915
Duke Energy Florida LLC ,
3.20%, 1/15/2027 40,000 39,478
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 55,131
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 50,986
5.05%, 3/15/2035(b) 25,000 24,922
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 147,660
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 51,052
4.20%, 4/1/2049 50,000 39,394
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,646
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 24,456
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,816
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 38,426
Eversource Energy ,
5.95%, 7/15/2034 25,000 25,893
3.45%, 1/15/2050 45,000 30,494
Exelon Corp. ,
4.05%, 4/15/2030 100,000 97,361
5.45%, 3/15/2034 20,000 20,287
5.63%, 6/15/2035 100,000 100,962
5.88%, 3/15/2055 25,000 24,315
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 26,284
Series C, 3.40%, 3/1/2050 15,000 9,875
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 43,927
4.13%, 6/1/2048 40,000 32,274
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 97,816
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 101,170
4.95%, 5/17/2033 100,000 99,746
4.30%, 3/15/2042 50,000 42,355
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 24,573

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 47,434
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 43,158
4.63%, 7/15/2027 25,000 25,170
2.75%, 11/1/2029 100,000 92,612
2.44%, 1/15/2032 25,000 21,372
5.05%, 2/28/2033 40,000 39,784
5.25%, 3/15/2034 30,000 29,901
5.45%, 3/15/2035 50,000 50,359
5.55%, 3/15/2054 50,000 46,743
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 40,854
5.10%, 5/15/2053 25,000 22,782
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 98,621
4.15%, 4/1/2048 50,000 38,578
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 30,000 30,608
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028(b) 20,000 20,087
5.30%, 6/1/2042 50,000 47,606
4.60%, 6/1/2052 25,000 20,709
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 38,806
2.50%, 2/1/2031 250,000 215,758
5.80%, 5/15/2034 20,000 19,963
4.50%, 7/1/2040 50,000 41,455
4.95%, 7/1/2050 50,000 40,276
6.75%, 1/15/2053 20,000 20,134
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,145
6.00%, 1/15/2039 25,000 25,358
5.50%, 5/15/2054 25,000 22,620
5.80%, 1/15/2055 25,000 23,830
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 49,569
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 24,593
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 82,004
5.45%, 8/1/2053 25,000 24,211
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,690
5.45%, 3/1/2035 25,000 24,270
Series 08-A, 5.95%,
2/1/2038 30,000 29,653
4.00%, 4/1/2047 25,000 17,919
Series B, 4.88%, 3/1/2049 50,000 40,512
5.88%, 12/1/2053 40,000 36,884
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 207,216
4.85%, 3/15/2035 25,000 24,227
4.40%, 7/1/2046 80,000 64,793
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 28,486
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Union Electric Co. ,
2.63%, 3/15/2051 100,000 58,902
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 39,563
Series B, 3.75%, 5/15/2027 75,000 74,431
2.30%, 11/15/2031 50,000 43,462
5.30%, 8/15/2033 100,000 100,962
5.05%, 8/15/2034(b) 25,000 24,739
Series A, 6.00%, 5/15/2037 35,000 36,505
4.45%, 2/15/2044 10,000 8,391
Series C, 4.63%, 5/15/2052 25,000 20,449
5.45%, 4/1/2053 25,000 23,354
5.35%, 1/15/2054 20,000 18,339
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 94,171
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 130,725
4,595,454
Electrical Equipment 0.1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 95,399
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 37,092
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 51,641
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,832
186,964
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030(b) 100,000 93,375
CDW LLC ,
3.57%, 12/1/2031 30,000 27,006
Corning, Inc. ,
5.35%, 11/15/2048 40,000 36,759
157,140
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 33,737
4.08%, 12/15/2047 50,000 37,741
Halliburton Co. ,
5.00%, 11/15/2045(b) 60,000 51,262
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(d) 15,000 14,172
NOV, Inc. ,
3.95%, 12/1/2042 15,000 10,504
147,416
Entertainment 0.2%
Netflix, Inc. ,
4.88%, 4/15/2028 25,000 25,541
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,359
TWDC Enterprises 18 Corp. ,
2.95%, 6/15/2027 100,000 97,936
3.00%, 7/30/2046 35,000 23,445

12 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 91,360
2.65%, 1/13/2031 50,000 45,656
3.50%, 5/13/2040 60,000 48,615
2.75%, 9/1/2049 25,000 15,525
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 48,658
4.05%, 3/15/2029 50,000 46,704
4.28%, 3/15/2032 25,000 21,407
5.05%, 3/15/2042 30,000 22,613
5.14%, 3/15/2052 70,000 47,856
544,675
Financial Services 0.4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 45,000 43,128
Corebridge Financial, Inc. ,
3.85%, 4/5/2029(b) 50,000 48,459
3.90%, 4/5/2032 25,000 23,018
4.35%, 4/5/2042 20,000 16,319
Equitable Holdings, Inc. ,
5.00%, 4/20/2048 20,000 17,379
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 21,348
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,654
2.65%, 6/1/2030 80,000 72,263
4.40%, 7/1/2049 25,000 19,633
Global Payments, Inc. ,
2.15%, 1/15/2027 25,000 23,957
4.15%, 8/15/2049 30,000 21,365
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 47,849
2.00%, 11/18/2031 50,000 43,214
3.95%, 2/26/2048 25,000 20,072
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,917
5.80%, 1/15/2033 50,000 52,397
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,524
5.25%, 6/1/2062 25,000 22,470
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 164,658
Visa, Inc. ,
2.05%, 4/15/2030(b) 50,000 45,319
4.30%, 12/14/2045 70,000 60,135
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 99,040
978,118
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 97,728
2.90%, 3/1/2032 25,000 22,373
Campbell's Co. (The) ,
4.15%, 3/15/2028 50,000 49,690
4.75%, 3/23/2035(b) 25,000 23,937
4.80%, 3/15/2048 10,000 8,589
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 75,504
5.40%, 11/1/2048 15,000 13,342
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 92,349
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 16,831
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,841
6.50%, 11/15/2053 25,000 26,581
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 25,905
5.75%, 4/1/2033 37,000 37,766
6.75%, 3/15/2034 28,000 30,355
6.50%, 12/1/2052 15,000 15,443
Kellanova ,
3.25%, 4/1/2026 40,000 39,562
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(b) 90,000 76,945
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 29,462
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 31,245
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 44,328
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 54,323
849,099
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 41,231
2.85%, 2/15/2052 20,000 12,206
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 17,855
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029(b) 50,000 48,110
3.35%, 6/1/2050 30,000 19,442
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 41,796
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 15,833
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,182
203,655
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041(b) 60,000 56,476
4.90%, 4/1/2044 70,000 64,202
2.88%, 6/15/2052 25,000 15,549
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 127,494
6.20%, 6/1/2036 30,000 32,330
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,521
3.10%, 12/2/2051 35,000 22,596
4.20%, 11/15/2069 25,000 18,085
6.13%, 9/15/2115 10,000 9,866

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
CSX Corp. ,
5.50%, 4/15/2041 50,000 49,099
3.95%, 5/1/2050 100,000 77,704
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 87,925
4.45%, 6/15/2045 50,000 42,300
5.35%, 8/1/2054 30,000 28,238
4.10%, 5/15/2121 30,000 20,481
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 87,719
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 29,064
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,186
3.25%, 2/5/2050 80,000 54,495
3.84%, 3/20/2060 90,000 63,965
5.15%, 1/20/2063 25,000 22,260
970,555
Health Care Equipment & Supplies 0.2%
Abbott Laboratories ,
4.90%, 11/30/2046 70,000 65,673
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 97,516
1.92%, 2/1/2027 70,000 66,993
2.27%, 12/1/2028 50,000 46,139
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 37,784
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 34,000 29,936
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 41,758
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 104,942
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 17,868
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 44,332
Solventum Corp. ,
5.45%, 2/25/2027 15,000 15,221
5.60%, 3/23/2034 25,000 25,276
5.90%, 4/30/2054(b) 20,000 19,312
Stryker Corp. ,
2.90%, 6/15/2050 50,000 32,144
644,894
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,132
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 12,499
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 31,396
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,500
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 39,967
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 24,243
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Centene Corp. ,
3.00%, 10/15/2030 80,000 70,260
2.50%, 3/1/2031 40,000 33,916
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,812
Cigna Group (The) ,
3.05%, 10/15/2027 30,000 29,139
4.38%, 10/15/2028 50,000 49,914
4.80%, 8/15/2038 50,000 46,441
3.40%, 3/15/2050 95,000 63,340
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 55,914
4.19%, 10/1/2049 25,000 18,743
CVS Health Corp. ,
3.63%, 4/1/2027(b) 50,000 49,209
4.30%, 3/25/2028(b) 59,000 58,553
5.40%, 6/1/2029 25,000 25,646
3.75%, 4/1/2030 50,000 47,568
5.55%, 6/1/2031(b) 25,000 25,685
2.13%, 9/15/2031 90,000 75,752
5.70%, 6/1/2034 25,000 25,389
4.78%, 3/25/2038 75,000 67,641
6.00%, 6/1/2044 25,000 24,215
5.05%, 3/25/2048 75,000 63,741
5.88%, 6/1/2053 20,000 18,747
6.05%, 6/1/2054 25,000 24,081
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 58,971
5.20%, 2/15/2035 25,000 25,021
4.65%, 8/15/2044 115,000 99,234
5.13%, 2/15/2053 30,000 26,446
5.70%, 2/15/2055 30,000 28,719
HCA, Inc. ,
4.50%, 2/15/2027 250,000 249,441
3.63%, 3/15/2032 100,000 90,705
5.60%, 4/1/2034 25,000 25,128
5.45%, 9/15/2034 25,000 24,806
5.50%, 6/15/2047 20,000 18,162
4.63%, 3/15/2052 70,000 54,861
6.00%, 4/1/2054 20,000 19,016
6.10%, 4/1/2064 25,000 23,884
Humana, Inc. ,
3.95%, 8/15/2049 50,000 35,687
5.75%, 4/15/2054 15,000 13,760
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 40,478
Series 2021, 3.00%,
6/1/2051 15,000 9,560
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029(b) 50,000 46,574
McKesson Corp. ,
1.30%, 8/15/2026 100,000 96,446
3.95%, 2/16/2028 100,000 99,114
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,856
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 15,619

14 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 26,994
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 83,299
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,269
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,560
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,092
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 28,386
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 98,836
4.80%, 1/15/2030 25,000 25,422
4.95%, 1/15/2032 25,000 25,233
4.50%, 4/15/2033 75,000 72,562
5.15%, 7/15/2034 25,000 25,080
2.75%, 5/15/2040 60,000 42,730
3.05%, 5/15/2041 50,000 36,271
5.50%, 7/15/2044 25,000 24,252
4.25%, 4/15/2047 60,000 47,933
3.25%, 5/15/2051 100,000 65,918
5.88%, 2/15/2053 20,000 19,896
5.63%, 7/15/2054 25,000 24,042
3.13%, 5/15/2060 25,000 14,763
5.20%, 4/15/2063 30,000 26,453
5.75%, 7/15/2064(b) 25,000 24,118
2,920,040
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 31,167
4.00%, 2/1/2050 50,000 35,981
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 45,904
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 44,917
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 50,000 49,914
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 64,975
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 94,185
2.75%, 1/15/2032 25,000 21,976
389,019
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 46,103
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,394
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc. ,
3.80%, 2/15/2028 25,000 24,529
3.25%, 2/15/2030 15,000 14,020
Marriott International, Inc. ,
Series R, 3.13%, 6/15/2026 150,000 147,754
5.30%, 5/15/2034 20,000 19,710
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 98,623
4.95%, 3/3/2035 25,000 24,800
3.70%, 2/15/2042 40,000 31,278
4.88%, 12/9/2045 50,000 44,498
3.63%, 9/1/2049 10,000 7,186
Starbucks Corp. ,
3.50%, 11/15/2050 100,000 67,095
529,887
Household Durables 0.1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 43,521
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,672
144,193
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,813
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 38,718
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 15,993
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 95,479
159,003
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 34,237
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 23,884
5.75%, 3/15/2054 20,000 18,892
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 21,811
98,824
Industrial Conglomerates 0.1%
3M Co. ,
3.63%, 10/15/2047 30,000 21,937
4.00%, 9/14/2048 40,000 31,163
Honeywell International, Inc. ,
1.10%, 3/1/2027(b) 30,000 28,394
2.70%, 8/15/2029 50,000 46,785
3.81%, 11/21/2047 50,000 37,592
5.25%, 3/1/2054 30,000 28,128
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,760
224,759
Industrial REITs 0.0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 37,514
1.25%, 10/15/2030(b) 60,000 50,932

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Prologis LP,
5.13%, 1/15/2034 30,000 30,005
2.13%, 10/15/2050 30,000 15,619
134,070
Insurance 0.7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 77,044
4.20%, 12/15/2046 10,000 7,921
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 99,900
4.75%, 4/1/2048 10,000 8,657
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 43,076
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 33,844
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 35,657
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 30,470
5.75%, 3/2/2053 20,000 19,169
5.55%, 2/15/2055 25,000 23,549
Athene Holding Ltd. ,
4.13%, 1/12/2028(b) 100,000 98,587
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032(b) 100,000 91,582
4.40%, 5/15/2042(b) 90,000 83,193
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 51,297
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 100,000 84,851
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,717
Enstar Group Ltd. ,
3.10%, 9/1/2031(b) 40,000 34,810
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 16,531
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,019
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 43,469
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 30,000 30,594
Lincoln National Corp. ,
4.35%, 3/1/2048 35,000 27,087
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 43,322
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 77,167
5.00%, 3/15/2035 25,000 24,824
4.90%, 3/15/2049 50,000 44,675
5.40%, 3/15/2055 30,000 28,557
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 90,176
4.13%, 8/13/2042 50,000 41,450
5.00%, 7/15/2052 25,000 22,427
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 48,434
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 38,855
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,545
6.63%, 6/21/2040 70,000 77,916
3.70%, 3/13/2051(b) 30,000 21,731
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 14,960
4.00%, 5/30/2047 15,000 11,982
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,231
Unum Group ,
6.00%, 6/15/2054 10,000 9,753
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 50,195
2.95%, 9/15/2029 30,000 27,921
5.90%, 3/5/2054 25,000 24,216
1,742,361
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 25,000 13,991
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 95,415
4.75%, 8/15/2034(b) 25,000 24,899
4.45%, 8/15/2052 15,000 12,478
5.60%, 5/15/2053 35,000 34,726
5.40%, 8/15/2054 25,000 24,055
4.65%, 8/15/2062 25,000 20,893
5.55%, 8/15/2064(b) 25,000 24,049
250,506
IT Services 0.2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031 40,000 39,572
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 100,507
International Business
Machines Corp. ,
4.50%, 2/6/2028 100,000 100,917
3.50%, 5/15/2029 100,000 96,799
1.95%, 5/15/2030 100,000 88,388
4.25%, 5/15/2049 100,000 79,412
505,595
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,650
3.90%, 11/19/2029 50,000 47,546
67,196
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,565
Danaher Corp. ,
2.60%, 10/1/2050 45,000 26,701
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 47,128

16 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 36,900
2.60%, 10/1/2029 65,000 60,636
2.80%, 10/15/2041 30,000 21,134
211,064
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 25,000 17,341
Cummins, Inc. ,
5.45%, 2/20/2054(b) 20,000 19,082
Deere & Co. ,
3.90%, 6/9/2042 100,000 84,428
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 46,890
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054 10,000 9,637
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 49,521
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 37,565
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 95,805
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,303
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,509
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 20,061
405,142
Media 0.5%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 48,550
2.25%, 1/15/2029 25,000 22,684
2.80%, 4/1/2031 150,000 130,273
3.50%, 3/1/2042 50,000 33,547
5.75%, 4/1/2048 20,000 17,074
4.80%, 3/1/2050(b) 30,000 22,346
3.70%, 4/1/2051 70,000 43,134
5.25%, 4/1/2053 50,000 39,523
3.85%, 4/1/2061 25,000 14,796
4.40%, 12/1/2061 25,000 16,234
Comcast Corp. ,
4.15%, 10/15/2028 30,000 29,923
3.40%, 4/1/2030 20,000 19,074
1.50%, 2/15/2031 100,000 84,478
4.80%, 5/15/2033 60,000 59,234
3.75%, 4/1/2040 90,000 73,805
3.97%, 11/1/2047 96,000 72,888
4.70%, 10/15/2048 45,000 38,279
2.89%, 11/1/2051 100,000 60,151
5.35%, 5/15/2053 25,000 22,934
2.94%, 11/1/2056 60,000 34,830
4.95%, 10/15/2058 12,000 10,136
2.99%, 11/1/2063 44,000 24,711
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 37,339
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Fox Corp. ,
5.48%, 1/25/2039 50,000 48,011
Grupo Televisa SAB ,
8.50%, 3/11/2032 30,000 31,703
Paramount Global ,
5.50%, 5/15/2033 55,000 51,768
4.38%, 3/15/2043 50,000 36,017
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 89,852
1,213,294
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,004
6.80%, 11/29/2032(b) 25,000 26,917
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 39,177
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028(b) 30,000 30,776
5.00%, 9/30/2043 50,000 46,373
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,114
Newmont Corp. ,
2.60%, 7/15/2032 60,000 52,357
Nucor Corp. ,
3.85%, 4/1/2052 40,000 29,658
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 85,050
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035 25,000 25,094
5.88%, 3/14/2065 35,000 34,567
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 53,577
Vale Overseas Ltd. ,
6.40%, 6/28/2054 25,000 24,146
496,810
Multi-Utilities 0.3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 20,290
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 21,086
4.45%, 1/15/2049 50,000 40,321
4.25%, 10/15/2050 100,000 77,441
4.60%, 5/1/2053 20,000 16,332
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,256
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 49,135
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 46,653
3.70%, 11/15/2059 100,000 68,338
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 37,374
2.50%, 5/1/2060 25,000 13,444
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,488
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 40,560

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
5.00%, 6/15/2052 30,000 26,109
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 32,980
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 31,419
Sempra ,
3.70%, 4/1/2029 40,000 38,685
4.00%, 2/1/2048 50,000 36,088
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 42,536
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 35,000 30,346
742,881
Office REITs 0.0%
†
Boston Properties LP ,
2.75%, 10/1/2026 60,000 58,172
2.45%, 10/1/2033 30,000 23,477
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 44,051
125,700
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ,
6.10%, 2/15/2035(d) 25,000 23,388
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 75,000 74,741
1.75%, 8/10/2030(b) 200,000 173,496
2.72%, 1/12/2032(b) 100,000 87,901
4.89%, 9/11/2033(b) 30,000 29,475
2.77%, 11/10/2050 60,000 35,821
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 58,699
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 35,258
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,260
3.75%, 2/15/2052 35,000 22,729
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 101,111
2.74%, 12/31/2039 25,000 19,743
Cheniere Energy Partners LP ,
4.00%, 3/1/2031(b) 50,000 46,737
Chevron Corp. ,
2.95%, 5/16/2026 20,000 19,746
2.00%, 5/11/2027 75,000 72,143
ConocoPhillips Co. ,
5.00%, 1/15/2035 25,000 24,607
3.76%, 3/15/2042 30,000 23,258
5.30%, 5/15/2053 25,000 22,600
4.03%, 3/15/2062 60,000 41,841
Coterra Energy, Inc. ,
5.60%, 3/15/2034 25,000 24,615
Devon Energy Corp. ,
4.50%, 1/15/2030 50,000 48,911
5.00%, 6/15/2045(b) 25,000 19,910
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp.,
5.75%, 9/15/2054 25,000 21,305
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 14,664
5.55%, 4/1/2035(b) 25,000 24,572
4.25%, 3/15/2052 25,000 18,312
5.75%, 4/18/2054 15,000 13,403
5.90%, 4/18/2064 10,000 8,867
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 21,223
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 55,824
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 40,825
6.70%, 11/15/2053 35,000 36,813
Energy Transfer LP ,
4.20%, 4/15/2027(b) 40,000 39,696
5.55%, 2/15/2028 50,000 51,243
5.25%, 4/15/2029 100,000 101,276
3.75%, 5/15/2030 150,000 141,731
5.60%, 9/1/2034 40,000 39,643
5.30%, 4/15/2047 25,000 21,112
5.40%, 10/1/2047(b) 25,000 21,524
5.00%, 5/15/2050 100,000 79,884
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 27,964
4.95%, 2/15/2035 25,000 24,518
4.45%, 2/15/2043 45,000 37,812
4.95%, 10/15/2054 130,000 110,038
EOG Resources, Inc. ,
5.65%, 12/1/2054 25,000 23,707
Equinor ASA ,
3.70%, 4/6/2050 100,000 73,533
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 38,288
4.11%, 3/1/2046 70,000 56,935
Hess Corp. ,
4.30%, 4/1/2027 100,000 99,760
5.60%, 2/15/2041(b) 25,000 24,646
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,329
5.00%, 3/1/2043 40,000 34,529
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 48,043
5.40%, 2/1/2034 35,000 34,637
5.55%, 6/1/2045 50,000 45,776
5.45%, 8/1/2052 25,000 22,194
Marathon Petroleum Corp. ,
3.80%, 4/1/2028(b) 50,000 49,113
4.50%, 4/1/2048 30,000 22,569
MPLX LP ,
4.00%, 3/15/2028 75,000 73,935
5.40%, 4/1/2035 25,000 24,338
4.50%, 4/15/2038 25,000 21,484
5.20%, 12/1/2047 30,000 25,396
4.70%, 4/15/2048 50,000 39,121
4.95%, 3/14/2052 10,000 8,032
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 51,714

18 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.,
6.45%, 9/15/2036 50,000 48,709
6.60%, 3/15/2046 20,000 18,859
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 77,656
6.05%, 9/1/2033 30,000 30,778
5.05%, 11/1/2034 20,000 18,965
4.25%, 9/15/2046 30,000 22,112
5.20%, 7/15/2048 30,000 25,282
6.63%, 9/1/2053 20,000 19,910
5.70%, 11/1/2054(b) 20,000 17,747
5.85%, 11/1/2064(b) 20,000 17,834
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 28,691
Phillips 66 ,
5.88%, 5/1/2042 60,000 57,471
3.30%, 3/15/2052 30,000 18,372
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 39,869
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 251,748
Shell Finance US, Inc. ,
4.38%, 5/11/2045(b) 25,000 20,892
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(d) 15,000 14,503
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,186
3.75%, 3/4/2051 25,000 16,760
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,327
6.13%, 3/15/2033 30,000 30,872
6.25%, 7/1/2052 25,000 24,043
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 100,000 97,644
3.46%, 7/12/2049 25,000 17,395
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 28,230
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 51,183
5.10%, 3/15/2049(b) 35,000 31,160
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 51,920
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 30,000 28,384
5.25%, 2/1/2050(e) 20,000 15,986
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,729
2.60%, 3/15/2031(b) 25,000 22,102
6.30%, 4/15/2040 25,000 26,000
5.40%, 3/4/2044 50,000 45,783
5.80%, 11/15/2054(b) 25,000 23,696
4,162,116
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,986
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH ,
3.75%, 1/15/2031(b) 70,000 63,274
124,260
Passenger Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,359
Personal Care Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,359
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 101,212
110,571
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.13%, 6/12/2027 30,000 29,462
1.38%, 8/6/2030 75,000 64,610
4.38%, 8/17/2048 70,000 59,410
Bristol-Myers Squibb Co. ,
1.13%, 11/13/2027 40,000 37,323
3.90%, 2/20/2028 75,000 74,820
3.40%, 7/26/2029 30,000 29,027
5.20%, 2/22/2034(b) 40,000 40,565
4.13%, 6/15/2039 40,000 35,092
3.55%, 3/15/2042 50,000 38,883
6.25%, 11/15/2053 20,000 21,015
5.55%, 2/22/2054 50,000 48,170
3.90%, 3/15/2062 45,000 31,687
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,211
4.20%, 8/14/2029 40,000 40,193
4.70%, 2/9/2034 30,000 29,750
5.10%, 2/12/2035 40,000 40,847
2.25%, 5/15/2050 35,000 19,760
5.00%, 2/9/2054(b) 15,000 13,932
5.05%, 8/14/2054 25,000 23,303
4.95%, 2/27/2063 30,000 26,948
5.10%, 2/9/2064 15,000 13,775
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 93,409
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 296,484
3.63%, 3/3/2037 70,000 62,181
3.70%, 3/1/2046 50,000 40,153
Merck & Co., Inc. ,
4.30%, 5/17/2030(b) 100,000 100,446
4.15%, 5/18/2043 100,000 84,392
4.00%, 3/7/2049 70,000 55,109
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 90,500
2.75%, 8/14/2050 20,000 12,659
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 30,000 30,040
4.45%, 5/19/2028 70,000 70,544
4.65%, 5/19/2030(b) 100,000 101,260
4.75%, 5/19/2033 65,000 64,188
5.30%, 5/19/2053 80,000 74,082
5.34%, 5/19/2063 40,000 36,299

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 85,659
3.90%, 3/15/2039 60,000 51,330
4.13%, 12/15/2046 50,000 40,101
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 26,229
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,743
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 201,619
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 59,148
5.25%, 6/15/2046 20,000 15,186
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 31,467
Zoetis, Inc. ,
4.70%, 2/1/2043 50,000 45,007
2,531,018
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 86,190
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 80,000 78,943
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,265
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,116
TR Finance LLC ,
3.35%, 5/15/2026 140,000 137,975
349,489
Residential REITs 0.2%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 25,000 24,914
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,173
3.90%, 10/15/2046 15,000 11,567
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,958
ERP Operating LP ,
2.85%, 11/1/2026(b) 200,000 195,746
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 46,245
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 40,006
Store Capital LLC ,
2.70%, 12/1/2031 50,000 42,324
UDR, Inc. ,
3.20%, 1/15/2030(b) 50,000 46,977
424,910
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 48,735
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 18,879
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 40,418
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 16,433
Realty Income Corp. ,
3.25%, 6/15/2029(b) 90,000 85,492
4.00%, 7/15/2029 25,000 24,442
5.13%, 2/15/2034 15,000 14,914
249,313
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 56,193
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 52,258
Broadcom Corp. ,
3.88%, 1/15/2027 100,000 99,271
Broadcom, Inc. ,
5.05%, 7/12/2027 40,000 40,636
4.15%, 11/15/2030 128,000 124,754
3.47%, 4/15/2034(d) 35,000 30,750
4.93%, 5/15/2037(d) 100,000 95,775
3.50%, 2/15/2041(d) 50,000 38,788
3.75%, 2/15/2051(d) 50,000 36,430
Intel Corp. ,
3.75%, 3/25/2027 50,000 49,253
4.88%, 2/10/2028 35,000 35,322
5.13%, 2/10/2030 50,000 50,476
5.20%, 2/10/2033(b) 50,000 49,132
2.80%, 8/12/2041 45,000 29,118
3.73%, 12/8/2047(b) 30,000 20,458
3.05%, 8/12/2051 75,000 43,068
5.70%, 2/10/2053 20,000 17,814
3.10%, 2/15/2060 35,000 18,705
5.90%, 2/10/2063 25,000 22,567
KLA Corp. ,
3.30%, 3/1/2050 50,000 33,934
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 22,293
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 100,021
5.88%, 9/15/2033 50,000 51,172
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 29,584
NXP BV ,
4.30%, 6/18/2029 50,000 48,888
5.00%, 1/15/2033 50,000 48,358
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 82,035
4.65%, 5/20/2035(b) 100,000 98,343
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 36,611
5.00%, 3/14/2053 35,000 31,723
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 177,645
1,671,375
Software 0.5%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 30,000 30,791

20 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 14,662
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 60,473
3.45%, 8/8/2036 30,000 26,776
3.70%, 8/8/2046 30,000 24,217
2.50%, 9/15/2050 50,000 30,560
2.92%, 3/17/2052 200,000 132,734
Oracle Corp. ,
2.65%, 7/15/2026(b) 45,000 44,050
3.25%, 11/15/2027 50,000 48,687
4.20%, 9/27/2029 25,000 24,637
4.65%, 5/6/2030 80,000 80,189
2.88%, 3/25/2031 50,000 44,987
6.25%, 11/9/2032 20,000 21,328
4.30%, 7/8/2034 100,000 92,789
4.70%, 9/27/2034 25,000 23,791
3.60%, 4/1/2040 100,000 77,944
3.60%, 4/1/2050 25,000 17,005
6.90%, 11/9/2052 20,000 21,515
5.55%, 2/6/2053(b) 70,000 64,112
5.38%, 9/27/2054 50,000 44,316
3.85%, 4/1/2060 100,000 66,917
5.50%, 9/27/2064 25,000 22,183
Roper Technologies, Inc. ,
1.75%, 2/15/2031 20,000 16,899
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 31,731
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 64,340
Synopsys, Inc. ,
4.55%, 4/1/2027 25,000 25,134
4.85%, 4/1/2030(b) 25,000 25,273
5.00%, 4/1/2032 25,000 25,174
VMware LLC ,
4.65%, 5/15/2027 30,000 30,046
3.90%, 8/21/2027 25,000 24,625
2.20%, 8/15/2031 100,000 85,024
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,755
1,370,664
Specialized REITs 0.3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 98,382
5.80%, 11/15/2028 50,000 52,070
3.70%, 10/15/2049 30,000 21,349
2.95%, 1/15/2051 30,000 18,650
Crown Castle, Inc. ,
1.05%, 7/15/2026 20,000 19,144
5.00%, 1/11/2028 90,000 90,778
2.25%, 1/15/2031(b) 30,000 25,899
4.00%, 11/15/2049 60,000 43,676
CubeSmart LP ,
2.25%, 12/15/2028 40,000 36,753
2.50%, 2/15/2032 45,000 37,780
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 32,928
2.15%, 7/15/2030(b) 100,000 88,455
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,857
5.40%, 2/1/2034 25,000 24,781
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co. ,
1.50%, 11/9/2026 25,000 23,992
2.25%, 11/9/2031 50,000 43,283
688,777
Specialty Retail 0.3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 20,994
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,213
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 30,000 27,658
2.95%, 6/15/2029 40,000 38,092
2.70%, 4/15/2030(b) 100,000 92,782
3.25%, 4/15/2032 25,000 22,895
5.88%, 12/16/2036 25,000 26,622
4.40%, 3/15/2045 50,000 42,571
4.50%, 12/6/2048 70,000 59,320
2.38%, 3/15/2051 20,000 11,174
5.30%, 6/25/2054 60,000 56,957
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 50,000 48,482
3.75%, 4/1/2032 85,000 79,165
5.00%, 4/15/2040 30,000 27,977
4.05%, 5/3/2047 40,000 30,427
3.00%, 10/15/2050 80,000 48,815
4.25%, 4/1/2052 35,000 26,688
5.85%, 4/1/2063 25,000 23,715
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 98,034
816,581
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
2.45%, 8/4/2026 100,000 98,231
3.00%, 11/13/2027(b) 100,000 98,055
1.65%, 5/11/2030 25,000 22,237
1.65%, 2/8/2031 200,000 174,765
3.85%, 5/4/2043 50,000 41,454
4.38%, 5/13/2045 145,000 127,718
2.65%, 2/8/2051 100,000 61,885
2.80%, 2/8/2061 15,000 8,867
Dell International LLC ,
4.90%, 10/1/2026 60,000 60,251
4.85%, 2/1/2035 25,000 23,575
3.38%, 12/15/2041 25,000 17,934
8.35%, 7/15/2046 13,000 15,782
3.45%, 12/15/2051 25,000 16,517
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027 30,000 29,982
5.00%, 10/15/2034 20,000 19,309
6.35%, 10/15/2045(e) 25,000 24,770
5.60%, 10/15/2054 15,000 13,833
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,698
6.00%, 9/15/2041 25,000 24,457
889,320
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 46,786

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods
NIKE, Inc.,
3.38%, 11/1/2046 30,000 21,481
68,267
Tobacco 0.2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 42,393
5.63%, 2/6/2035 25,000 25,293
3.88%, 9/16/2046 65,000 46,549
3.70%, 2/4/2051 30,000 20,211
BAT Capital Corp. ,
4.39%, 8/15/2037(b) 100,000 87,686
4.76%, 9/6/2049 25,000 20,017
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 52,310
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 20,000 20,426
5.63%, 11/17/2029 20,000 20,961
5.13%, 2/15/2030(b) 75,000 76,934
5.38%, 2/15/2033 50,000 51,201
5.25%, 2/13/2034 30,000 30,304
4.13%, 3/4/2043 70,000 57,300
Reynolds American, Inc. ,
5.70%, 8/15/2035 75,000 75,447
627,032
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 147,094
2.88%, 1/15/2032(b) 30,000 26,048
GATX Corp. ,
4.00%, 6/30/2030 100,000 96,336
3.10%, 6/1/2051 15,000 9,136
278,614
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 41,543
5.45%, 3/1/2054 45,000 42,847
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 16,372
100,762
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 89,633
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,779
5.00%, 3/15/2044 100,000 87,261
T-Mobile USA, Inc. ,
3.75%, 4/15/2027(b) 50,000 49,458
4.80%, 7/15/2028 20,000 20,205
3.38%, 4/15/2029 50,000 47,608
3.88%, 4/15/2030 100,000 96,491
2.55%, 2/15/2031 30,000 26,620
5.05%, 7/15/2033 20,000 19,871
4.70%, 1/15/2035(b) 25,000 23,980
4.38%, 4/15/2040 50,000 43,656
4.50%, 4/15/2050 100,000 81,126
5.65%, 1/15/2053 30,000 28,638
5.75%, 1/15/2054 10,000 9,653
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
5.80%, 9/15/2062 25,000 24,095
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 15,861
4.25%, 9/17/2050 90,000 68,432
5.88%, 6/28/2064 20,000 18,885
761,252
Total Corporate Bonds
(cost $67,637,244)
62,879,177
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,340
Province of British Columbia ,
4.80%, 11/15/2028 50,000 51,560
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,618
Province of Ontario ,
3.70%, 9/17/2029 60,000 59,412
1.13%, 10/7/2030 200,000 172,016
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,890
7.50%, 9/15/2029 50,000 57,087
463,923
CHILE 0.0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 118,100
HUNGARY 0.0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 28,707
INDONESIA 0.1%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 170,026
3.55%, 3/31/2032 200,000 183,650
353,676
ISRAEL 0.1%
State of Israel Government
Bond ,
5.38%, 3/12/2029 200,000 203,142
4.50%, 1/17/2033 200,000 186,980
390,122
ITALY 0.1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 187,410
JAPAN 0.1%
Japan Bank for International
Cooperation ,
1.88%, 7/21/2026 200,000 195,088

22 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0.3%
United Mexican States ,
3.75%, 1/11/2028 200,000 194,970
2.66%, 5/24/2031 200,000 169,882
3.50%, 2/12/2034 200,000 163,393
6.05%, 1/11/2040(b) 36,000 33,500
5.00%, 4/27/2051 300,000 223,311
785,056
PANAMA 0.1%
Republic of Panama ,
3.16%, 1/23/2030 200,000 174,967
6.70%, 1/26/2036 135,000 130,056
305,023
PERU 0.1%
Republic of Peru ,
3.00%, 1/15/2034 120,000 99,822
3.30%, 3/11/2041 120,000 87,150
186,972
PHILIPPINES 0.1%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 273,382
POLAND 0.1%
Republic of Poland ,
4.88%, 10/4/2033 50,000 49,587
5.38%, 2/12/2035 50,000 50,522
5.50%, 3/18/2054 60,000 55,768
155,877
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 201,450
SWEDEN 0.1%
Svensk Exportkredit AB ,
2.25%, 3/22/2027 200,000 194,305
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 100,000 91,625
4.98%, 4/20/2055 25,000 21,969
113,594
Total Foreign Government Securities
(cost $4,235,570)
3,952,685
Mortgage-Backed Securities 24.6%
FHLMC Gold Pool
Pool# G30267
5.00%, 8/1/2025 826 824
Pool# J18127
3.00%, 3/1/2027 13,077 12,930
Pool# J18702
3.00%, 3/1/2027 12,247 12,110
Pool# J19106
3.00%, 5/1/2027 6,021 5,950
Pool# C00566
7.50%, 12/1/2027 87 88
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C18271
7.00%, 11/1/2028 484 506
Pool# C00678
7.00%, 11/1/2028 93 97
Pool# C00836
7.00%, 7/1/2029 96 100
Pool# C31285
7.00%, 9/1/2029 163 170
Pool# C37436
8.00%, 1/1/2030 292 308
Pool# C36429
7.00%, 2/1/2030 251 263
Pool# C36306
7.00%, 2/1/2030 166 173
Pool# C00921
7.50%, 2/1/2030 242 252
Pool# G01108
7.00%, 4/1/2030 84 88
Pool# J32255
3.00%, 7/1/2030 9,388 9,199
Pool# C41561
8.00%, 8/1/2030 831 839
Pool# C01051
8.00%, 9/1/2030 375 392
Pool# C43550
7.00%, 10/1/2030 574 600
Pool# C44017
7.50%, 10/1/2030 191 191
Pool# C44957
8.00%, 11/1/2030 374 375
Pool# C01106
7.00%, 12/1/2030 1,648 1,722
Pool# C01103
7.50%, 12/1/2030 145 152
Pool# C46932
7.50%, 1/1/2031 287 288
Pool# C01116
7.50%, 1/1/2031 147 152
Pool# G01217
7.00%, 3/1/2031 1,623 1,695
Pool# C48206
7.50%, 3/1/2031 761 762
Pool# C91366
4.50%, 4/1/2031 23,786 24,015
Pool# G18605
3.00%, 6/1/2031 4,020 3,929
Pool# C91377
4.50%, 6/1/2031 12,438 12,561
Pool# C53324
7.00%, 6/1/2031 706 738
Pool# C54792
7.00%, 7/1/2031 429 449
Pool# J35107
2.50%, 8/1/2031 11,148 10,758
Pool# G01309
7.00%, 8/1/2031 237 247
Pool# G01311
7.00%, 9/1/2031 1,589 1,661
Pool# C01222
7.00%, 9/1/2031 245 256
Pool# G01315
7.00%, 9/1/2031 60 63

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35522
2.50%, 10/1/2031 52,358 50,505
Pool# C58694
7.00%, 10/1/2031 1,994 2,084
Pool# C60012
7.00%, 11/1/2031 256 268
Pool# C61298
8.00%, 11/1/2031 1,027 1,031
Pool# J35957
2.50%, 12/1/2031 99,975 96,474
Pool# C61105
7.00%, 12/1/2031 2,373 2,480
Pool# C63171
7.00%, 1/1/2032 1,757 1,836
Pool# V61548
2.50%, 2/1/2032 111,399 107,325
Pool# G01391
7.00%, 4/1/2032 2,881 3,024
Pool# C01345
7.00%, 4/1/2032 1,208 1,263
Pool# C01370
8.00%, 4/1/2032 306 311
Pool# G16285
3.50%, 5/1/2032 7,757 7,673
Pool# C01381
8.00%, 5/1/2032 4,485 4,743
Pool# C68290
7.00%, 6/1/2032 1,130 1,181
Pool# C68300
7.00%, 6/1/2032 359 375
Pool# G01449
7.00%, 7/1/2032 1,879 1,964
Pool# C69908
7.00%, 8/1/2032 8,711 9,102
Pool# C91558
3.50%, 9/1/2032 30,366 29,877
Pool# G16407
2.50%, 1/1/2033 38,907 37,469
Pool# G01536
7.00%, 3/1/2033 3,148 3,298
Pool# G30646
3.00%, 5/1/2033 54,450 52,512
Pool# G30642
3.00%, 5/1/2033 27,541 26,540
Pool# K90535
3.00%, 5/1/2033 11,058 10,653
Pool# A16419
6.50%, 11/1/2033 7,622 7,856
Pool# A16522
6.50%, 12/1/2033 3,800 3,960
Pool# A21356
6.50%, 4/1/2034 9,892 10,196
Pool# C01851
6.50%, 4/1/2034 9,391 9,814
Pool# A24301
6.50%, 5/1/2034 14,636 15,255
Pool# A22067
6.50%, 5/1/2034 5,809 6,035
Pool# A24988
6.50%, 7/1/2034 5,779 6,014
Pool# G01741
6.50%, 10/1/2034 2,584 2,716
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08023
6.50%, 11/1/2034 6,413 6,767
Pool# G08064
6.50%, 4/1/2035 3,467 3,651
Pool# G01947
7.00%, 5/1/2035 2,498 2,610
Pool# A39759
5.50%, 11/1/2035 2,331 2,405
Pool# A40376
5.50%, 12/1/2035 1,011 1,043
Pool# A42305
5.50%, 1/1/2036 3,112 3,228
Pool# A41548
7.00%, 1/1/2036 3,686 3,852
Pool# G08111
5.50%, 2/1/2036 6,450 6,653
Pool# A43861
5.50%, 3/1/2036 19,211 19,774
Pool# G08116
5.50%, 3/1/2036 8,065 8,318
Pool# A43534
6.50%, 3/1/2036 1,048 1,081
Pool# A48735
5.50%, 5/1/2036 3,955 4,068
Pool# G08136
6.50%, 6/1/2036 3,500 3,673
Pool# A53039
6.50%, 10/1/2036 25,753 26,802
Pool# C91982
3.50%, 3/1/2038 31,645 30,479
Pool# G04251
6.50%, 4/1/2038 1,528 1,613
Pool# G04569
6.50%, 8/1/2038 2,010 2,102
Pool# A84252
6.50%, 1/1/2039 10,135 10,555
Pool# A84287
6.50%, 1/1/2039 5,901 6,228
Pool# G60342
4.50%, 5/1/2042 45,994 45,659
Pool# G07158
3.50%, 10/1/2042 53,336 50,012
Pool# Q12051
3.50%, 10/1/2042 48,432 45,414
Pool# G07163
3.50%, 10/1/2042 41,760 39,158
Pool# Q11532
3.50%, 10/1/2042 38,843 36,422
Pool# Q12052
3.50%, 10/1/2042 20,699 19,409
Pool# C09020
3.50%, 11/1/2042 179,274 168,102
Pool# G07264
3.50%, 12/1/2042 78,975 74,054
Pool# Q14292
3.50%, 1/1/2043 21,676 20,325
Pool# Q14881
3.50%, 1/1/2043 17,794 16,685
Pool# V80002
2.50%, 4/1/2043 133,478 117,753
Pool# Q16915
3.00%, 4/1/2043 232,208 212,035

24 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q17675
3.50%, 4/1/2043 102,248 95,878
Pool# G07410
3.50%, 7/1/2043 39,384 36,930
Pool# Q20332
3.50%, 7/1/2043 7,689 7,210
Pool# G07946
4.00%, 7/1/2044 37,527 36,052
Pool# Q28607
3.50%, 9/1/2044 37,033 34,671
Pool# G61231
3.50%, 9/1/2044 6,040 5,663
Pool# G08609
3.50%, 10/1/2044 15,242 14,171
Pool# Q30833
4.00%, 1/1/2045 3,293 3,136
Pool# V81873
4.00%, 8/1/2045 7,368 7,017
Pool# G08669
4.00%, 9/1/2045 37,945 36,112
Pool# Q38357
4.00%, 1/1/2046 2,776 2,639
Pool# G61365
4.50%, 1/1/2046 33,711 33,045
Pool# G08697
3.00%, 3/1/2046 61,005 54,371
Pool# Q39440
4.00%, 3/1/2046 2,445 2,322
Pool# G08704
4.50%, 4/1/2046 5,387 5,267
Pool# Q40097
4.50%, 4/1/2046 1,189 1,162
Pool# Q40718
3.50%, 5/1/2046 11,077 10,224
Pool# G08707
4.00%, 5/1/2046 48,037 45,627
Pool# G08708
4.50%, 5/1/2046 4,273 4,178
Pool# Q41548
3.00%, 7/1/2046 11,812 10,530
Pool# Q41903
3.50%, 7/1/2046 61,996 57,272
Pool# Q41491
3.50%, 7/1/2046 7,031 6,480
Pool# Q41935
3.50%, 7/1/2046 5,593 5,163
Pool# G61791
4.00%, 7/1/2046 7,522 7,175
Pool# Q41947
4.50%, 7/1/2046 1,547 1,511
Pool# G08715
3.00%, 8/1/2046 85,607 76,243
Pool# Q42596
3.50%, 8/1/2046 54,077 50,093
Pool# Q42203
3.50%, 8/1/2046 10,178 9,420
Pool# Q42393
3.50%, 8/1/2046 8,982 8,263
Pool# G61323
3.00%, 9/1/2046 108,690 98,698
Pool# G08721
3.00%, 9/1/2046 63,290 56,361
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V82617
3.50%, 9/1/2046 40,555 37,327
Pool# G08722
3.50%, 9/1/2046 8,772 8,119
Pool# G60733
4.50%, 9/1/2046 17,283 16,898
Pool# G60722
3.00%, 10/1/2046 164,813 146,786
Pool# Q44035
3.00%, 10/1/2046 80,818 71,869
Pool# G61815
4.00%, 10/1/2046 4,387 4,174
Pool# G61257
3.00%, 11/1/2046 156,003 138,602
Pool# Q44452
3.00%, 11/1/2046 36,016 32,014
Pool# G08732
3.00%, 11/1/2046 10,314 9,172
Pool# Q44473
3.50%, 11/1/2046 8,833 8,121
Pool# Q44223
3.50%, 11/1/2046 5,673 5,209
Pool# G08734
4.00%, 11/1/2046 77,543 73,557
Pool# G08737
3.00%, 12/1/2046 452,341 401,216
Pool# G60989
3.00%, 12/1/2046 65,553 58,383
Pool# Q45878
3.00%, 12/1/2046 11,862 10,515
Pool# G61862
3.50%, 12/1/2046 10,003 9,243
Pool# G08741
3.00%, 1/1/2047 92,554 82,229
Pool# G08747
3.00%, 2/1/2047 156,974 139,463
Pool# G08748
3.50%, 2/1/2047 14,427 13,281
Pool# Q47484
3.50%, 4/1/2047 15,393 14,233
Pool# G60988
3.00%, 5/1/2047 362,727 323,130
Pool# Q48098
3.50%, 5/1/2047 52,169 47,952
Pool# G61390
3.00%, 6/1/2047 149,154 132,599
Pool# G61339
3.00%, 8/1/2047 34,348 30,564
Pool# Q53085
3.00%, 9/1/2047 26,339 23,481
Pool# G61622
3.00%, 10/1/2047 84,392 75,164
Pool# G08785
4.00%, 10/1/2047 3,332 3,141
Pool# Q52075
4.00%, 11/1/2047 55,597 52,660
Pool# T65458
3.50%, 2/1/2048 58,430 52,895
Pool# G08800
3.50%, 2/1/2048 7,631 6,999
Pool# G08801
4.00%, 2/1/2048 21,973 20,745

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q54727
3.50%, 3/1/2048 21,000 19,257
Pool# Q55401
5.00%, 4/1/2048 4,290 4,292
Pool# G08817
4.00%, 6/1/2048 4,619 4,359
Pool# G08827
4.50%, 7/1/2048 35,280 34,344
Pool# Q57401
4.50%, 7/1/2048 10,797 10,500
Pool# Q57402
4.50%, 7/1/2048 3,540 3,453
Pool# G08831
4.00%, 8/1/2048 38,158 36,000
Pool# G67716
4.50%, 10/1/2048 43,609 42,530
Pool# G61846
4.00%, 1/1/2049 66 62
Pool# V85279
3.50%, 4/1/2049 15,693 14,411
FHLMC Non Gold Pool
Pool# 1B8478
7.66%, 7/1/2041(a) 6,849 7,080
Pool# 2B0108
6.77%, 1/1/2042(a) 67 68
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 216,176 208,534
Pool# SB8500
2.50%, 7/1/2035 173,873 162,430
Pool# SB0479
2.50%, 10/1/2035 42,011 39,251
Pool# RC1826
2.00%, 2/1/2036 187,266 170,612
Pool# SB8092
1.50%, 3/1/2036 45,807 40,555
Pool# RC1887
2.00%, 3/1/2036 290,508 265,301
Pool# RC2045
2.00%, 6/1/2036 15,054 13,714
Pool# QN8913
2.00%, 12/1/2036 51,264 46,790
Pool# RC2402
2.00%, 1/1/2037 67,133 61,366
Pool# RC2399
2.00%, 1/1/2037 50,404 46,213
Pool# SB8140
1.50%, 2/1/2037 126,973 112,158
Pool# SB8144
1.50%, 3/1/2037 147,034 129,798
Pool# QN9700
1.50%, 3/1/2037 27,945 24,670
Pool# SB8148
2.00%, 4/1/2037 55,248 50,188
Pool# SB8158
2.00%, 6/1/2037 56,943 51,727
Pool# SB0725
4.00%, 8/1/2037 2,929 2,861
Pool# SB1009
4.00%, 2/1/2038 3,156 3,087
Pool# SB8346
4.00%, 12/1/2039 44,774 43,746
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZM2339
3.50%, 1/1/2047 49,582 45,556
Pool# RA3022
2.50%, 6/1/2050 183,661 154,327
Pool# SD7521
2.50%, 7/1/2050 459,740 389,303
Pool# SD8074
3.00%, 7/1/2050 32,447 28,279
Pool# SD7523
2.50%, 8/1/2050 218,620 184,803
Pool# SD1143
4.50%, 9/1/2050 77,130 74,899
Pool# SD0514
2.00%, 10/1/2050 180,096 144,823
Pool# RA3723
2.00%, 10/1/2050 98,418 79,126
Pool# RA3932
2.50%, 11/1/2050 213,975 180,761
Pool# RA3987
2.50%, 11/1/2050 110,667 92,912
Pool# RA4351
2.50%, 1/1/2051 252,348 210,713
Pool# RA4652
2.00%, 2/1/2051 1,134,766 911,798
Pool# RA4493
2.00%, 2/1/2051 717,732 573,703
Pool# QB9104
2.00%, 2/1/2051 303,821 242,917
Pool# RA4737
2.00%, 3/1/2051 869,928 697,170
Pool# RA4718
2.00%, 3/1/2051 507,922 408,121
Pool# RA4727
2.00%, 3/1/2051 292,550 233,750
Pool# SD7537
2.00%, 3/1/2051 128,489 103,475
Pool# SD8140
2.00%, 4/1/2051 1,276,013 1,017,863
Pool# SD0576
2.50%, 4/1/2051 61,846 51,461
Pool# SD8145
1.50%, 5/1/2051 819,829 617,924
Pool# QC2070
2.00%, 5/1/2051 56,145 45,107
Pool# RA5436
2.00%, 6/1/2051 170,439 136,013
Pool# RA5398
2.00%, 7/1/2051 212,057 170,336
Pool# RA6091
2.00%, 10/1/2051 174,972 140,548
Pool# RA6236
2.00%, 11/1/2051 197,547 158,864
Pool# SD8182
2.00%, 12/1/2051 805,323 640,618
Pool# RA6959
2.50%, 3/1/2052 37,340 31,213
Pool# QE0374
2.50%, 4/1/2052 235,117 196,411
Pool# RA7154
4.00%, 4/1/2052 41,522 38,772
Pool# SD8212
2.50%, 5/1/2052 219,859 183,117

26 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7779
4.50%, 8/1/2052 6,311 6,046
Pool# RA7933
5.00%, 9/1/2052 60,774 60,091
Pool# SD7557
4.50%, 12/1/2052 134,687 130,314
Pool# SD2248
5.00%, 1/1/2053 68,467 67,458
Pool# QF5629
6.00%, 1/1/2053 14,879 15,393
Pool# SD2660
5.00%, 4/1/2053 130,885 128,510
Pool# SD2661
5.50%, 4/1/2053 56,589 56,660
Pool# SD8324
5.50%, 5/1/2053 130,871 130,810
Pool# SD2890
5.50%, 5/1/2053 32,888 33,157
Pool# SD2905
5.50%, 5/1/2053 31,945 32,032
Pool# SD3148
5.00%, 6/1/2053 137,774 136,063
Pool# SD3085
5.50%, 6/1/2053 20,811 20,919
Pool# SD3260
6.00%, 6/1/2053 42,659 43,570
Pool# SD3565
4.50%, 8/1/2053 12,887 12,369
Pool# SD3603
6.00%, 8/1/2053 51,589 52,918
Pool# RJ0007
6.50%, 10/1/2053 45,316 47,167
Pool# SD4350
6.50%, 10/1/2053 15,470 15,990
Pool# SD4340
5.50%, 11/1/2053 303,710 305,713
Pool# SD4630
6.00%, 12/1/2053 58,662 59,957
Pool# RJ0530
6.50%, 12/1/2053 95,721 98,961
Pool# RJ0527
6.50%, 12/1/2053 12,100 12,529
Pool# RJ0717
6.50%, 1/1/2054 8,171 8,490
Pool# RJ0841
6.00%, 2/1/2054 62,664 64,019
Pool# RJ0858
6.50%, 2/1/2054 60,749 62,835
Pool# SD4870
6.50%, 2/1/2054 29,972 31,028
Pool# SD5616
6.00%, 5/1/2054 448,654 458,078
Pool# RJ1437
6.50%, 5/1/2054 55,440 57,789
Pool# SD6025
6.00%, 8/1/2054 161,647 164,124
Pool# RJ2746
5.50%, 11/1/2054 267,778 268,879
Pool# RJ3311
6.50%, 1/1/2055 80,251 83,201
Pool# SL0844
6.50%, 4/1/2055 298,000 307,727
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AC9890
6.77%, 4/1/2040(a) 55,488 56,892
Pool# AJ1249
7.31%, 9/1/2041(a) 17,130 17,778
Pool# AL1437
6.70%, 1/1/2042(a) 5,770 5,948
Pool# AK0714
6.71%, 2/1/2042(a) 1,081 1,115
Pool# AP1961
7.50%, 8/1/2042(a) 9,942 10,306
Pool# BF0206
4.00%, 2/1/2047 26,730 25,591
Pool# BF0200
3.50%, 11/1/2051 158,938 145,883
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 2,970 2,951
Pool# AH1518
3.50%, 12/1/2025 1,209 1,202
Pool# AE6384
4.00%, 1/1/2026 333 332
Pool# AP4746
3.00%, 8/1/2027 8,851 8,733
Pool# AP4640
3.00%, 9/1/2027 7,527 7,427
Pool# AQ5096
3.00%, 11/1/2027 14,801 14,591
Pool# AQ4532
3.00%, 11/1/2027 14,655 14,442
Pool# AQ3758
3.00%, 11/1/2027 10,370 10,216
Pool# AB6886
3.00%, 11/1/2027 6,151 6,063
Pool# AS0487
2.50%, 9/1/2028 39,079 38,209
Pool# 930998
4.50%, 4/1/2029 935 936
Pool# MA0243
5.00%, 11/1/2029 3,363 3,405
Pool# AL8077
3.50%, 12/1/2029 3,696 3,660
Pool# MA0268
5.00%, 12/1/2029 3,276 3,318
Pool# AD5655
5.00%, 5/1/2030 8,997 9,093
Pool# MA0443
5.00%, 5/1/2030 4,369 4,439
Pool# AB1038
5.00%, 5/1/2030 3,795 3,836
Pool# AS5420
3.00%, 7/1/2030 20,019 19,594
Pool# MA0559
5.00%, 9/1/2030 1,526 1,542
Pool# AZ9234
3.50%, 10/1/2030 3,362 3,315
Pool# AH1515
4.00%, 12/1/2030 76,330 76,088
Pool# AD0716
6.50%, 12/1/2030 40,800 42,009
Pool# MA0641
4.00%, 2/1/2031 71,132 70,907

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 560868
7.50%, 2/1/2031 156 155
Pool# BC5968
2.50%, 4/1/2031 17,030 16,437
Pool# BC4430
3.00%, 4/1/2031 6,206 6,065
Pool# AL8566
3.00%, 6/1/2031 19,941 19,471
Pool# AL8565
3.00%, 6/1/2031 17,855 17,424
Pool# AS8028
2.50%, 9/1/2031 55,871 53,876
Pool# 607212
7.50%, 10/1/2031 1,503 1,503
Pool# BM3814
2.50%, 12/1/2031 29,957 28,918
Pool# AS8609
3.00%, 1/1/2032 27,631 26,900
Pool# AL9585
3.50%, 1/1/2032 6,750 6,673
Pool# AS8767
3.00%, 2/1/2032 22,001 21,440
Pool# BM4624
3.00%, 2/1/2032 20,978 20,498
Pool# AL9871
3.00%, 2/1/2032 8,585 8,381
Pool# BM3269
2.50%, 4/1/2032 53,348 51,360
Pool# BM4088
3.00%, 6/1/2032 18,947 18,517
Pool# MA1107
3.50%, 7/1/2032 19,807 19,469
Pool# BH6610
3.50%, 7/1/2032 6,061 5,987
Pool# BM1669
3.00%, 8/1/2032 10,630 10,343
Pool# BM5167
3.50%, 9/1/2032 4,080 4,035
Pool# BH9391
3.50%, 10/1/2032 4,805 4,747
Pool# BM3977
3.00%, 12/1/2032 41,773 40,704
Pool# CA0951
3.00%, 12/1/2032 28,691 27,922
Pool# FM1661
2.50%, 1/1/2033 100,432 97,548
Pool# BM4338
2.50%, 1/1/2033 51,061 49,307
Pool# 656559
6.50%, 2/1/2033 7,520 7,774
Pool# 694846
6.50%, 4/1/2033 1,151 1,211
Pool# AB9402
3.00%, 5/1/2033 72,390 69,865
Pool# AB9403
3.00%, 5/1/2033 28,258 27,197
Pool# MA1527
3.00%, 8/1/2033 123,534 118,820
Pool# 750229
6.50%, 10/1/2033 9,117 9,387
Pool# 725228
6.00%, 3/1/2034 163,453 170,044
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 788027
6.50%, 9/1/2034 12,423 12,878
Pool# FM4900
2.00%, 12/1/2035 43,867 40,159
Pool# CA8789
2.00%, 2/1/2036 271,028 246,926
Pool# CA9145
2.00%, 2/1/2036 221,681 201,968
Pool# FM5571
2.00%, 2/1/2036 117,512 107,413
Pool# CA9475
2.00%, 3/1/2036 71,234 64,899
Pool# CB0262
2.00%, 4/1/2036 1,458,522 1,327,439
Pool# FM8538
2.00%, 8/1/2036 16,319 14,903
Pool# AL4260
5.50%, 9/1/2036 13,361 13,598
Pool# MA4441
1.50%, 10/1/2036 34,650 30,663
Pool# FS0180
2.00%, 12/1/2036 109,653 99,897
Pool# FS0155
2.00%, 12/1/2036 51,135 46,696
Pool# BU1381
2.00%, 12/1/2036 34,377 31,376
Pool# CB2709
2.00%, 1/1/2037 84,045 76,739
Pool# MA4535
1.50%, 2/1/2037 238,771 210,783
Pool# MA4566
1.50%, 3/1/2037 406,896 359,199
Pool# MA4581
1.50%, 4/1/2037 62,891 55,519
Pool# CB3441
2.50%, 4/1/2037 28,113 26,121
Pool# FS2497
1.50%, 8/1/2037 34,012 30,043
Pool# MA4726
4.00%, 9/1/2037 4,584 4,483
Pool# MA4797
4.00%, 11/1/2037 5,582 5,458
Pool# 955194
7.00%, 11/1/2037 47,084 49,791
Pool# MA5223
4.00%, 11/1/2038 1,611 1,574
Pool# AB1735
3.50%, 11/1/2040 4,341 4,065
Pool# AB2067
3.50%, 1/1/2041 114,853 107,567
Pool# AB2068
3.50%, 1/1/2041 67,974 63,661
Pool# 932888
3.50%, 1/1/2041 47,999 44,953
Pool# 932891
3.50%, 1/1/2041 9,005 8,434
Pool# AI9920
4.00%, 9/1/2041 3,998 3,855
Pool# AI9851
4.50%, 9/1/2041 18,705 18,491
Pool# AJ5431
4.50%, 10/1/2041 45,487 44,757

28 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ4861
4.00%, 12/1/2041 55,996 54,041
Pool# AX5316
4.50%, 1/1/2042 6,217 6,159
Pool# AL2499
4.50%, 1/1/2042 1,966 1,947
Pool# AW8167
3.50%, 2/1/2042 140,574 131,652
Pool# AB5185
3.50%, 5/1/2042 118,921 111,371
Pool# AO3575
4.50%, 5/1/2042 41,835 41,164
Pool# AP2092
4.50%, 8/1/2042 10,564 10,339
Pool# AP7489
4.00%, 9/1/2042 187,794 181,100
Pool# AL2782
4.50%, 9/1/2042 24,541 24,223
Pool# AL2677
3.50%, 11/1/2042 63,600 59,563
Pool# MA1273
3.50%, 12/1/2042 80,429 75,322
Pool# AR8213
3.50%, 4/1/2043 69,396 64,992
Pool# AB9238
3.00%, 5/1/2043 264,306 240,005
Pool# AB9237
3.00%, 5/1/2043 215,052 195,280
Pool# AB9236
3.00%, 5/1/2043 47,249 42,876
Pool# AB9362
3.50%, 5/1/2043 183,340 171,699
Pool# AT4145
3.00%, 6/1/2043 103,182 93,631
Pool# AB9814
3.00%, 7/1/2043 263,426 239,207
Pool# AS0255
4.50%, 8/1/2043 77,938 76,655
Pool# AS0516
3.00%, 9/1/2043 101,711 91,981
Pool# BM4222
3.00%, 1/1/2044 138,435 125,551
Pool# AW1006
4.00%, 5/1/2044 50,900 49,032
Pool# AL7767
4.50%, 6/1/2044 3,263 3,228
Pool# AS3946
4.00%, 12/1/2044 161,700 154,433
Pool# BM3611
4.00%, 1/1/2045 26,554 25,603
Pool# BM3804
3.50%, 2/1/2045 14,811 13,871
Pool# AL9555
4.00%, 2/1/2045 378,323 365,389
Pool# AL6889
4.50%, 2/1/2045 26,602 26,120
Pool# BM3931
3.00%, 3/1/2045 30,364 27,613
Pool# BM3664
3.00%, 5/1/2045 139,225 126,441
Pool# AS4921
3.50%, 5/1/2045 188,360 174,589
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5562
4.00%, 6/1/2045 43,498 41,868
Pool# AL7207
4.50%, 8/1/2045 34,499 33,860
Pool# AS6362
4.50%, 12/1/2045 6,294 6,146
Pool# AS6474
3.50%, 1/1/2046 54,919 50,954
Pool# AS6539
3.50%, 1/1/2046 49,222 45,668
Pool# AL9849
3.50%, 1/1/2046 40,583 38,006
Pool# AL9781
4.50%, 2/1/2046 50,747 50,129
Pool# BM4621
3.50%, 3/1/2046 32,219 30,173
Pool# BC0823
3.50%, 4/1/2046 31,849 29,379
Pool# AL8833
4.00%, 6/1/2046 54,987 52,487
Pool# AS7545
3.50%, 7/1/2046 49,049 45,158
Pool# MA2705
3.00%, 8/1/2046 122,734 109,184
Pool# BC1489
3.00%, 8/1/2046 17,992 16,014
Pool# AS7760
4.00%, 8/1/2046 50,790 48,171
Pool# AS7770
4.50%, 8/1/2046 4,200 4,098
Pool# AL8947
3.50%, 9/1/2046 10,002 9,228
Pool# AL9263
3.00%, 10/1/2046 34,413 30,578
Pool# BM3932
3.50%, 10/1/2046 40,547 37,409
Pool# FM1871
4.00%, 10/1/2046 34,200 33,003
Pool# BC4766
4.50%, 10/1/2046 9,323 9,105
Pool# AS8154
4.50%, 10/1/2046 2,509 2,449
Pool# FM1368
3.00%, 11/1/2046 332,906 296,878
Pool# BC9003
3.00%, 11/1/2046 38,675 34,365
Pool# BE5067
3.50%, 11/1/2046 110,619 102,326
Pool# BC9067
3.00%, 12/1/2046 52,493 46,644
Pool# AS8417
3.50%, 12/1/2046 45,824 42,118
Pool# AS8650
3.00%, 1/1/2047 263,858 233,316
Pool# AS8692
3.50%, 1/1/2047 46,483 42,726
Pool# BD2440
3.50%, 1/1/2047 16,484 15,156
Pool# BE7115
4.50%, 1/1/2047 2,203 2,146
Pool# BD5046
3.50%, 2/1/2047 16,234 14,936

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8979
4.50%, 3/1/2047 10,846 10,578
Pool# BM3707
2.50%, 4/1/2047 34,740 29,679
Pool# AS9467
4.00%, 4/1/2047 4,449 4,213
Pool# AS9470
4.50%, 4/1/2047 36,051 35,130
Pool# BH0304
4.50%, 4/1/2047 2,627 2,559
Pool# AS9562
3.00%, 5/1/2047 21,425 18,958
Pool# BM3237
3.50%, 5/1/2047 77,460 71,564
Pool# AS9577
3.50%, 5/1/2047 63,502 57,697
Pool# AS9586
4.00%, 5/1/2047 292,671 277,156
Pool# BM1268
4.00%, 5/1/2047 95,055 89,996
Pool# AS9794
3.50%, 6/1/2047 57,905 53,403
Pool# BE3702
4.00%, 6/1/2047 27,291 25,822
Pool# BM1295
4.50%, 6/1/2047 33,711 32,871
Pool# BE9624
4.50%, 6/1/2047 15,888 15,292
Pool# BM3801
3.00%, 7/1/2047 85,861 76,270
Pool# AS9909
3.50%, 7/1/2047 50,404 46,413
Pool# BM3556
4.00%, 9/1/2047 16,876 16,067
Pool# CA0623
4.50%, 10/1/2047 6,913 6,750
Pool# BM3379
3.00%, 12/1/2047 147,595 131,305
Pool# BJ1699
4.00%, 12/1/2047 53,830 51,092
Pool# MA3238
3.50%, 1/1/2048 87,603 80,273
Pool# MA3277
4.00%, 2/1/2048 61,857 58,344
Pool# BK1972
4.50%, 3/1/2048 12,170 11,874
Pool# MA3332
3.50%, 4/1/2048 67,319 61,632
Pool# CA1531
3.50%, 4/1/2048 19,843 18,440
Pool# CA1510
3.50%, 4/1/2048 18,765 17,194
Pool# CA1560
4.50%, 4/1/2048 19,638 19,108
Pool# CA1898
4.50%, 6/1/2048 38,616 37,614
Pool# CA1951
4.00%, 7/1/2048 17,046 16,067
Pool# BK6577
4.50%, 7/1/2048 3,490 3,392
Pool# CA2376
4.00%, 9/1/2048 26,710 25,176
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3495
4.00%, 10/1/2048 51,771 48,782
Pool# BM4664
4.50%, 10/1/2048 25,695 25,018
Pool# FM1001
3.50%, 11/1/2048 9,976 9,151
Pool# MA3521
4.00%, 11/1/2048 41,161 38,784
Pool# MA3536
4.00%, 12/1/2048 41,425 39,033
Pool# BN0340
4.50%, 12/1/2048 56,084 54,520
Pool# CA2779
4.50%, 12/1/2048 29,546 28,761
Pool# MA3563
4.00%, 1/1/2049 164,235 154,753
Pool# BN3944
4.00%, 1/1/2049 16,061 15,134
Pool# CA3387
4.00%, 4/1/2049 58,936 55,671
Pool# CA3489
4.00%, 5/1/2049 36,091 34,092
Pool# MA3665
4.50%, 5/1/2049 52,525 51,010
Pool# CA3669
4.00%, 6/1/2049 71,165 67,065
Pool# CA3825
4.00%, 7/1/2049 21,085 19,958
Pool# FM2887
3.00%, 3/1/2050 80,426 70,693
Pool# FM0077
3.00%, 3/1/2050 38,073 33,443
Pool# CA5510
3.00%, 4/1/2050 119,964 105,423
Pool# MA4048
3.00%, 6/1/2050 38,978 34,237
Pool# MA4077
2.00%, 7/1/2050 83,043 66,417
Pool# CA6598
2.50%, 8/1/2050 263,280 222,468
Pool# MA4097
3.00%, 8/1/2050 8,622 7,572
Pool# BQ4909
2.00%, 9/1/2050 732,011 589,755
Pool# CA6985
2.00%, 9/1/2050 450,747 362,700
Pool# FM4222
2.50%, 9/1/2050 513,765 434,680
Pool# CA7572
2.50%, 10/1/2050 427,882 359,789
Pool# CA7368
2.50%, 10/1/2050 333,046 280,047
Pool# CA7369
2.50%, 10/1/2050 233,890 196,669
Pool# MA4181
1.50%, 11/1/2050 405,205 305,734
Pool# FM4808
2.50%, 11/1/2050 239,662 201,384
Pool# MA4210
2.50%, 12/1/2050 60,678 50,819
Pool# CA8442
2.00%, 1/1/2051 882,507 709,662

30 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6031
2.00%, 2/1/2051 1,215,550 969,071
Pool# CA8893
2.00%, 2/1/2051 357,758 286,712
Pool# BQ9747
2.00%, 2/1/2051 307,703 246,022
Pool# CA8823
2.00%, 2/1/2051 189,252 151,670
Pool# FM6135
2.00%, 2/1/2051 122,195 98,406
Pool# FM6554
2.00%, 3/1/2051 471,626 379,812
Pool# FM7677
2.50%, 3/1/2051 496,817 418,670
Pool# CB0149
2.00%, 4/1/2051 185,381 148,957
Pool# CB0400
2.00%, 5/1/2051 74,506 60,346
Pool# CB0684
2.00%, 6/1/2051 288,338 230,859
Pool# FM8630
1.50%, 7/1/2051 36,560 27,617
Pool# CB1110
2.00%, 7/1/2051 78,233 62,836
Pool# FM8160
2.50%, 7/1/2051 142,077 120,059
Pool# FM8007
2.50%, 7/1/2051 87,253 73,372
Pool# FM8011
2.50%, 8/1/2051 283,080 238,388
Pool# FM8441
2.50%, 8/1/2051 111,544 94,146
Pool# CB1330
2.50%, 8/1/2051 94,141 79,172
Pool# MA4399
2.50%, 8/1/2051 76,758 64,203
Pool# FM8794
2.50%, 9/1/2051 271,260 227,382
Pool# FM9082
2.00%, 10/1/2051 97,357 78,203
Pool# CB1871
2.50%, 10/1/2051 338,932 285,650
Pool# MA4464
1.50%, 11/1/2051 47,825 36,046
Pool# FM9450
2.00%, 11/1/2051 97,843 78,684
Pool# FM9543
2.50%, 12/1/2051 409,209 344,769
Pool# CB2410
2.50%, 12/1/2051 99,471 83,258
Pool# FM9806
2.50%, 12/1/2051 84,017 70,787
Pool# MA4512
2.50%, 1/1/2052 737,916 615,946
Pool# BU8176
2.50%, 1/1/2052 398,676 333,544
Pool# FS2639
2.50%, 1/1/2052 294,729 246,125
Pool# BU9929
2.00%, 2/1/2052 229,775 182,488
Pool# MA4578
2.50%, 4/1/2052 334,024 278,472
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3351
2.50%, 4/1/2052 61,805 51,630
Pool# MA4653
3.00%, 7/1/2052 164,601 142,917
Pool# MA4700
4.00%, 8/1/2052 65,540 61,195
Pool# FS2972
4.50%, 10/1/2052 42,919 41,176
Pool# MA4785
5.00%, 10/1/2052 523,956 514,588
Pool# MA4805
4.50%, 11/1/2052 54,719 52,432
Pool# CB5084
5.00%, 11/1/2052 43,387 42,900
Pool# CB5268
4.50%, 12/1/2052 311,110 298,076
Pool# FS3416
5.00%, 12/1/2052 81,777 80,858
Pool# CB5535
5.00%, 1/1/2053 221,403 217,567
Pool# BW5089
5.00%, 1/1/2053 60,381 59,347
Pool# CB5642
5.50%, 2/1/2053 67,739 68,015
Pool# CB5836
5.00%, 3/1/2053 41,298 41,031
Pool# CB5908
5.50%, 3/1/2053 69,349 70,074
Pool# FS4070
5.50%, 3/1/2053 42,537 42,876
Pool# CB6004
5.50%, 4/1/2053 282,723 285,546
Pool# CB6182
5.00%, 5/1/2053 136,248 133,670
Pool# FS7303
5.00%, 7/1/2053 87,635 85,979
Pool# MA5073
6.00%, 7/1/2053 43,478 44,185
Pool# FS5424
4.50%, 8/1/2053 38,614 37,059
Pool# CB6921
6.00%, 8/1/2053 29,418 30,251
Pool# FS5886
6.00%, 9/1/2053 98,219 99,937
Pool# CB7115
6.00%, 9/1/2053 46,578 47,826
Pool# CB7484
6.50%, 11/1/2053 145,472 149,941
Pool# FS6294
6.50%, 11/1/2053 18,309 18,926
Pool# CB7650
6.50%, 12/1/2053 275,245 287,409
Pool# FS6529
6.50%, 12/1/2053 119,313 124,130
Pool# CB7803
6.50%, 1/1/2054 67,075 69,701
Pool# CB7865
6.50%, 1/1/2054 17,174 17,818
Pool# CB8024
6.50%, 2/1/2054 113,200 119,365
Pool# CB8342
6.00%, 4/1/2054 138,985 141,368

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB8823
6.50%, 7/1/2054 85,381 88,817
Pool# MA5445
6.00%, 8/1/2054 835,216 847,397
Pool# CB9010
6.00%, 8/1/2054 88,352 89,707
Pool# FS8674
6.50%, 8/1/2054 74,529 77,207
Pool# CB9738
5.00%, 1/1/2055 209,989 205,905
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 5/25/2040 50,000 48,167
4.00%, 5/25/2040 150,000 146,496
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2055 750,000
760,808
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 5/25/2055 225,000 187,014
3.50%, 5/25/2055 200,000 180,478
4.00%, 5/25/2055 150,000 139,777
4.50%, 5/25/2055 524,000 501,075
5.00%, 5/25/2055 901,000 881,913
5.50%, 5/25/2055 2,146,000 2,141,367
6.50%, 5/25/2055 25,000 25,744
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 391 394
Pool# 486936
6.50%, 2/15/2029 155 160
Pool# 502969
6.00%, 3/15/2029 721 742
Pool# 487053
7.00%, 3/15/2029 246 248
Pool# 781014
6.00%, 4/15/2029 413 422
Pool# 509099
7.00%, 6/15/2029 1,150 1,155
Pool# 434505
7.50%, 8/15/2029 20 20
Pool# 781124
7.00%, 12/15/2029 1,622 1,685
Pool# 507396
7.50%, 9/15/2030 12,753 12,806
Pool# 531352
7.50%, 9/15/2030 917 920
Pool# 536334
7.50%, 10/15/2030 73 74
Pool# 486019
7.50%, 1/15/2031 339 341
Pool# 535388
7.50%, 1/15/2031 239 240
Pool# 528589
6.50%, 3/15/2031 4,227 4,290
Pool# 508473
7.50%, 4/15/2031 1,217 1,225
Pool# 544470
8.00%, 4/15/2031 296 297
Pool# 781287
7.00%, 5/15/2031 788 821
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781319
7.00%, 7/15/2031 263 279
Pool# 485879
7.00%, 8/15/2031 710 714
Pool# 572554
6.50%, 9/15/2031 9,545 9,716
Pool# 781328
7.00%, 9/15/2031 739 770
Pool# 550991
6.50%, 10/15/2031 234 242
Pool# 571267
7.00%, 10/15/2031 99 100
Pool# 555171
6.50%, 12/15/2031 576 599
Pool# 781380
7.50%, 12/15/2031 258 272
Pool# 781481
7.50%, 1/15/2032 1,149 1,208
Pool# 580972
6.50%, 2/15/2032 72 73
Pool# 781401
7.50%, 2/15/2032 920 988
Pool# 781916
6.50%, 3/15/2032 7,034 7,241
Pool# 552474
7.00%, 3/15/2032 1,796 1,867
Pool# 781478
7.50%, 3/15/2032 485 517
Pool# 781429
8.00%, 3/15/2032 896 954
Pool# 781431
7.00%, 4/15/2032 3,317 3,518
Pool# 552616
7.00%, 6/15/2032 13,780 14,177
Pool# 570022
7.00%, 7/15/2032 5,966 6,213
Pool# 595077
6.00%, 10/15/2032 1,811 1,913
Pool# 552903
6.50%, 11/15/2032 23,313 24,334
Pool# 552952
6.00%, 12/15/2032 1,265 1,299
Pool# 602102
6.00%, 2/15/2033 7,243 7,323
Pool# 588192
6.00%, 2/15/2033 1,490 1,515
Pool# 553144
5.50%, 4/15/2033 3,781 3,855
Pool# 604243
6.00%, 4/15/2033 2,511 2,577
Pool# 611526
6.00%, 5/15/2033 4,024 4,035
Pool# 553320
6.00%, 6/15/2033 7,723 7,947
Pool# 604788
6.50%, 11/15/2033 21,533 22,282
Pool# 781688
6.00%, 12/15/2033 9,384 9,761
Pool# 604875
6.00%, 12/15/2033 8,381 8,640
Pool# 781690
6.00%, 12/15/2033 3,401 3,540

32 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 953 962
Pool# 621856
6.00%, 1/15/2034 4,707 4,817
Pool# 564799
6.00%, 3/15/2034 3,360 3,416
Pool# 630038
6.50%, 8/15/2034 16,859 17,590
Pool# 781804
6.00%, 9/15/2034 9,360 9,801
Pool# 781847
6.00%, 12/15/2034 7,289 7,633
Pool# 486921
5.50%, 2/15/2035 2,006 2,053
Pool# 781902
6.00%, 2/15/2035 9,806 10,268
Pool# 649510
5.50%, 10/15/2035 21,708 22,183
Pool# 652207
5.50%, 3/15/2036 23,544 24,084
Pool# 655519
5.00%, 5/15/2036 10,999 11,117
Pool# 652539
5.00%, 5/15/2036 3,761 3,741
Pool# 606308
5.50%, 5/15/2036 3,794 3,891
Pool# 656666
6.00%, 6/15/2036 5,833 6,033
Pool# 657912
6.50%, 8/15/2036 1,845 1,909
Pool# 704630
5.50%, 7/15/2039 9,535 9,778
Pool# 757038
4.00%, 12/15/2040 87,955 83,486
Pool# 757039
4.00%, 12/15/2040 87,241 82,379
Pool# 755656
4.00%, 12/15/2040 30,423 29,027
Pool# 757044
4.00%, 12/15/2040 25,319 24,083
Pool# 742235
4.00%, 12/15/2040 23,979 22,761
Pool# 755655
4.00%, 12/15/2040 19,107 18,230
Pool# 757043
4.00%, 12/15/2040 13,849 13,145
Pool# 756631
4.00%, 12/15/2040 10,412 9,934
Pool# 755959
4.00%, 1/15/2041 69,841 66,637
Pool# 742244
4.00%, 1/15/2041 54,878 52,090
Pool# 753826
4.00%, 1/15/2041 28,992 27,520
Pool# 690662
4.00%, 1/15/2041 17,922 17,011
Pool# 719486
4.00%, 1/15/2041 6,427 6,069
Pool# 757555
4.00%, 2/15/2041 13,327 12,716
Pool# 757557
4.00%, 2/15/2041 6,843 6,534
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AD6012
3.50%, 4/15/2043 178,540 166,308
Pool# AA6307
3.50%, 4/15/2043 54,670 50,844
Pool# AA6403
3.00%, 5/15/2043 246,050 223,322
Pool# 783781
3.50%, 6/15/2043 59,182 54,886
Pool# 784015
3.00%, 7/15/2043 13,887 12,604
Pool# 784714
3.00%, 1/15/2044 76,608 69,530
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 51,739 52,745
Pool# 4559
5.00%, 10/20/2039 72,637 73,705
Pool# 737727
4.00%, 12/20/2040 291,424 277,558
Pool# 737730
4.00%, 12/20/2040 84,533 79,628
Pool# 4923
4.50%, 1/20/2041 49,886 49,501
Pool# 4978
4.50%, 3/20/2041 7,012 6,958
Pool# 5017
4.50%, 4/20/2041 71,999 71,443
Pool# 5082
4.50%, 6/20/2041 129,463 127,750
Pool# 675523
3.50%, 3/20/2042 114,314 104,411
Pool# MA0462
3.50%, 10/20/2042 188,599 175,165
Pool# MA0625
3.50%, 12/20/2042 143,505 133,283
Pool# MA0698
3.00%, 1/20/2043 121,665 110,955
Pool# AF1001
3.50%, 6/20/2043 94,749 86,656
Pool# AJ9335
3.50%, 10/20/2044 7,032 6,390
Pool# MA2754
3.50%, 4/20/2045 69,282 63,951
Pool# MA2824
2.50%, 5/20/2045 104,716 91,404
Pool# MA2825
3.00%, 5/20/2045 143,831 129,431
Pool# MA2891
3.00%, 6/20/2045 378,907 340,855
Pool# MA2892
3.50%, 6/20/2045 31,663 29,211
Pool# MA2960
3.00%, 7/20/2045 125,203 112,623
Pool# MA3172
3.00%, 10/20/2045 44,522 40,044
Pool# MA3173
3.50%, 10/20/2045 2,723 2,509
Pool# MA3243
3.00%, 11/20/2045 40,136 36,094
Pool# MA3244
3.50%, 11/20/2045 51,834 47,752

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784098
3.00%, 12/20/2045 210,110 188,943
Pool# 784119
3.00%, 2/20/2046 166,277 149,516
Pool# MA3520
3.00%, 3/20/2046 139,290 125,242
Pool# MA3521
3.50%, 3/20/2046 116,917 108,004
Pool# MA3735
3.00%, 6/20/2046 133,357 119,845
Pool# MA3876
4.50%, 8/20/2046 4,557 4,460
Pool# MA3939
4.50%, 9/20/2046 2,713 2,614
Pool# MA4125
2.50%, 12/20/2046 39,419 34,406
Pool# MA4126
3.00%, 12/20/2046 465,498 417,733
Pool# MA4194
2.50%, 1/20/2047 100,318 87,560
Pool# MA4196
3.50%, 1/20/2047 13,493 12,400
Pool# MA4264
4.50%, 2/20/2047 4,956 4,826
Pool# MA4321
3.50%, 3/20/2047 173,725 159,647
Pool# AZ1974
3.50%, 4/20/2047 70,969 65,119
Pool# MA4384
4.50%, 4/20/2047 4,137 4,023
Pool# MA4512
4.50%, 6/20/2047 12,079 11,748
Pool# MA4652
3.50%, 8/20/2047 48,484 44,527
Pool# MA4836
3.00%, 11/20/2047 74,996 67,183
Pool# 784421
3.50%, 12/20/2047 173,177 160,883
Pool# MA4900
3.50%, 12/20/2047 105,851 97,168
Pool# MA4962
3.50%, 1/20/2048 3,323 3,050
Pool# 784480
3.50%, 4/20/2048 39,495 36,398
Pool# 784481
3.50%, 4/20/2048 7,841 7,205
Pool# MA5331
4.50%, 7/20/2048 31,955 31,012
Pool# MA5465
3.50%, 9/20/2048 12,257 11,237
Pool# BK2856
4.50%, 12/20/2048 4,144 3,974
Pool# MA5818
4.50%, 3/20/2049 607,679 589,532
Pool# MA6092
4.50%, 8/20/2049 18,715 18,062
Pool# MA6764
2.00%, 7/20/2050 49,160 40,217
Pool# BW4732
2.50%, 8/20/2050 316,222 264,553
Pool# BW6206
2.50%, 8/20/2050 294,463 246,350
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BW4741
2.50%, 9/20/2050 319,662 267,432
Pool# MA7051
2.00%, 12/20/2050 308,202 251,489
Pool# MA7311
2.00%, 4/20/2051 1,379,502 1,125,864
Pool# MA7472
2.50%, 7/20/2051 537,519 458,173
Pool# MA7936
2.50%, 3/20/2052 1,077,164 918,141
Pool# MA8197
2.50%, 8/20/2052 536,693 457,682
Pool# MA8201
4.50%, 8/20/2052 61,600 59,328
Pool# MA8491
5.50%, 12/20/2052 95,964 96,285
Pool# MA8800
5.00%, 4/20/2053 400,488 394,578
Pool# MA8948
5.50%, 6/20/2053 161,011 161,352
Pool# 786798
5.50%, 7/20/2053 57,807 58,291
Pool# MA9172
6.00%, 9/20/2053 93,942 95,519
Pool# MA9242
6.00%, 10/20/2053 145,275 147,680
Pool# MA9243
6.50%, 10/20/2053 23,243 23,804
Pool# MA9852
6.00%, 8/20/2054 101,023 102,251
Pool# MB0207
6.50%, 2/20/2055 50,771 51,987
GNMA TBA
2.00%, 5/15/2055 575,000 468,979
4.00%, 5/15/2055 100,000 93,064
4.50%, 5/15/2055 100,000 95,711
5.00%, 5/15/2055 1,050,000 1,029,891
5.50%, 5/15/2055 1,175,000 1,174,371
6.00%, 5/15/2055 575,000 581,536
6.50%, 5/15/2055 325,000 332,222
Total Mortgage-Backed Securities
(cost $71,542,587)
64,435,271
Municipal Bonds 0.6%
California 0.1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 28,677
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 52,142
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 74,019
State of California,
GO, 7.63%, 3/1/2040 100,000 119,959
274,797

34 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 46,860
Illinois 0.0%
†
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 30,458
State of Illinois, GO, 5.10%,
6/1/2033 80,000 79,973
110,431
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 60,620
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 38,782
New Jersey 0.1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 158,534
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 138,735
297,269
New York 0.1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,538
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 107,617
133,155
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,646
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 98,152
197,798
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 41,468
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,098
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,105
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 51,187
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 102,302
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 13,240 13,516
Series A-2, 5.17%,
4/1/2041 15,000 15,136
391,812
Wisconsin 0.0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,701
Total Municipal Bonds
(cost $1,685,359)
1,571,225
Supranational 1.2%
African Development Bank
4.63%, 1/4/2027 100,000 101,442
4.38%, 3/14/2028 200,000 203,827
Asian Development Bank
2.50%, 11/2/2027 250,000 243,154
2.75%, 1/19/2028 200,000 195,356
4.50%, 8/25/2028 210,000 215,369
3.13%, 9/26/2028 75,000 73,690
4.38%, 3/22/2035 25,000 25,277
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,848
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 51,363
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 152,068
European Investment Bank
4.50%, 10/16/2028 50,000 51,343
4.00%, 2/15/2029 50,000 50,533
3.75%, 11/15/2029 50,000 49,992
3.63%, 7/15/2030 80,000 79,287
3.75%, 2/14/2033(b) 200,000 196,321
4.13%, 2/13/2034(b) 100,000 99,512
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 302,646
1.13%, 1/13/2031 50,000 43,032
3.50%, 4/12/2033 200,000 191,541
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 81,224
International Bank for
Reconstruction &
Development
0.75%, 11/24/2027 80,000 74,374
4.63%, 8/1/2028 210,000 216,108

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 35
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
1.75%, 10/23/2029 250,000 229,378
4.13%, 3/20/2030 40,000 40,609
4.00%, 7/25/2030 50,000 50,424
4.00%, 1/10/2031 75,000 75,489
3.88%, 8/28/2034 75,000 72,951
Total Supranational
(cost $3,284,036)
3,267,158
U.S. Government Agency Securities 0.6%
FHLB, 5.50%, 7/15/2036 200,000 217,867
FHLMC
0.38%, 7/21/2025 65,000 64,428
6.75%, 3/15/2031 200,000 229,368
6.25%, 7/15/2032 165,000 187,692
FNMA
0.50%, 6/17/2025 500,000 497,557
6.25%, 5/15/2029 100,000 109,515
7.25%, 5/15/2030 200,000 231,746
0.88%, 8/5/2030 80,000 68,551
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 95,952
Total U.S. Government Agency Securities
(cost $1,733,125)
1,702,676
U.S. Treasury Obligations 43.5%
U.S. Treasury Bonds
5.50%, 8/15/2028 300,000 318,234
5.25%, 11/15/2028 100,000 105,273
4.50%, 2/15/2036 (b) 80,000 82,594
4.75%, 2/15/2037 200,000 209,852
4.50%, 5/15/2038 500,000 508,477
4.50%, 8/15/2039 185,000 185,687
4.38%, 11/15/2039 480,000 474,394
1.13%, 5/15/2040 500,000 312,891
1.38%, 11/15/2040 200,000 128,461
1.88%, 2/15/2041 500,000 346,582
2.25%, 5/15/2041 490,000 358,810
1.75%, 8/15/2041 500,000 334,648
3.75%, 8/15/2041 150,000 135,486
2.00%, 11/15/2041 550,000 381,541
3.13%, 11/15/2041 300,000 247,992
2.38%, 2/15/2042 950,000 696,506
3.13%, 2/15/2042 80,000 65,863
3.25%, 5/15/2042 300,000 250,453
2.75%, 8/15/2042 140,000 108,101
3.38%, 8/15/2042 300,000 254,238
2.75%, 11/15/2042 250,000 192,139
4.00%, 11/15/2042 200,000 184,406
3.13%, 2/15/2043 650,000 527,287
3.88%, 2/15/2043 692,000 626,314
2.88%, 5/15/2043 700,000 544,086
3.88%, 5/15/2043 400,000 361,141
3.63%, 8/15/2043 500,000 434,297
4.38%, 8/15/2043 200,000 192,844
3.75%, 11/15/2043 250,000 220,693
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.75%, 11/15/2043 200,000 202,063
3.63%, 2/15/2044 300,000 259,465
4.50%, 2/15/2044 45,000 43,972
4.63%, 5/15/2044 150,000 148,822
3.13%, 8/15/2044 400,000 318,484
4.13%, 8/15/2044 43,000 39,856
3.00%, 11/15/2044 350,000 272,166
4.63%, 11/15/2044 250,000 247,500
4.75%, 2/15/2045 247,000 248,698
3.00%, 5/15/2045 (b) 400,000 309,437
2.50%, 2/15/2046 400,000 280,031
2.50%, 5/15/2046 400,000 279,047
2.25%, 8/15/2046 300,000 198,434
2.88%, 11/15/2046 275,000 204,563
3.00%, 2/15/2047 400,000 303,312
3.00%, 5/15/2047 400,000 302,828
2.75%, 8/15/2047 350,000 252,096
3.00%, 2/15/2048 500,000 375,312
3.13%, 5/15/2048 200,000 153,336
3.00%, 8/15/2048 350,000 261,488
3.38%, 11/15/2048 500,000 399,395
2.88%, 5/15/2049 400,000 289,922
2.25%, 8/15/2049 300,000 190,008
2.38%, 11/15/2049 350,000 227,404
2.00%, 2/15/2050 500,000 296,914
1.38%, 8/15/2050 200,000 99,742
1.63%, 11/15/2050 250,000 133,271
1.88%, 2/15/2051 550,000 312,426
2.38%, 5/15/2051 900,000 576,984
2.00%, 8/15/2051 950,000 554,229
1.88%, 11/15/2051 630,000 354,572
2.25%, 2/15/2052 800,000 494,625
2.88%, 5/15/2052 640,000 455,950
3.00%, 8/15/2052 600,000 438,656
4.00%, 11/15/2052 750,000 665,244
3.63%, 2/15/2053 950,000 786,273
3.63%, 5/15/2053 510,000 422,085
4.13%, 8/15/2053 700,000 634,430
4.75%, 11/15/2053 700,000 703,910
4.25%, 2/15/2054 600,000 555,586
4.63%, 5/15/2054 750,000 739,365
4.25%, 8/15/2054 674,000 624,819
4.50%, 11/15/2054 320,000 309,750
4.63%, 2/15/2055 220,000 217,697
U.S. Treasury Notes
0.75%, 8/31/2026 1,000,000 961,094
3.75%, 8/31/2026 1,121,000 1,120,518
4.63%, 9/15/2026 600,000 606,961
1.63%, 9/30/2026 500,000 485,625
3.50%, 9/30/2026 1,000,000 996,680
4.63%, 10/15/2026 1,953,000 1,977,565
1.63%, 10/31/2026 1,000,000 969,844
4.13%, 10/31/2026 500,000 502,852
2.00%, 11/15/2026 400,000 389,797
4.25%, 11/30/2026 2,000,000 2,016,563
1.25%, 12/31/2026 700,000 672,820
4.25%, 12/31/2026 1,563,000 1,577,165
4.00%, 1/15/2027 1,000,000 1,005,469
1.50%, 1/31/2027 800,000 770,938
4.13%, 1/31/2027 1,283,000 1,292,973
2.25%, 2/15/2027 (b) 400,000 390,359
4.13%, 2/15/2027 500,000 503,984

36 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.13%, 2/28/2027 (b) 200,000 191,211
1.88%, 2/28/2027 (b) 700,000 678,316
0.63%, 3/31/2027 500,000 472,578
2.50%, 3/31/2027 600,000 587,719
3.88%, 3/31/2027 472,000 474,194
4.50%, 4/15/2027 (b) 400,000 406,609
0.50%, 4/30/2027 300,000 282,188
2.75%, 4/30/2027 450,000 442,635
2.38%, 5/15/2027 500,000 487,949
2.63%, 5/31/2027 700,000 686,273
2.75%, 7/31/2027 300,000 294,492
2.25%, 8/15/2027 (b) 500,000 485,410
0.50%, 8/31/2027 500,000 465,664
3.13%, 8/31/2027 700,000 692,672
0.38%, 9/30/2027 500,000 463,086
3.88%, 10/15/2027 500,000 503,301
0.50%, 10/31/2027 500,000 463,281
2.25%, 11/15/2027 (b) 870,000 841,861
4.13%, 11/15/2027 (b) 800,000 810,219
0.63%, 11/30/2027 250,000 231,865
3.88%, 11/30/2027 430,000 432,939
0.63%, 12/31/2027 500,000 462,559
3.88%, 12/31/2027 800,000 806,188
4.25%, 1/15/2028 758,000 770,702
0.75%, 1/31/2028 500,000 463,125
3.50%, 1/31/2028 1,300,000 1,296,902
2.75%, 2/15/2028 (b) 1,000,000 977,852
4.25%, 2/15/2028 201,000 204,502
1.13%, 2/29/2028 700,000 653,980
4.00%, 2/29/2028 300,000 303,234
3.88%, 3/15/2028 631,000 636,176
1.25%, 3/31/2028 500,000 467,832
3.63%, 3/31/2028 600,000 600,773
3.75%, 4/15/2028 400,000 401,844
1.25%, 4/30/2028 700,000 653,680
3.50%, 4/30/2028 417,000 415,860
2.88%, 5/15/2028 1,000,000 979,219
1.25%, 5/31/2028 700,000 652,367
3.63%, 5/31/2028 350,000 350,232
1.25%, 6/30/2028 700,000 651,137
4.00%, 6/30/2028 750,000 759,170
1.00%, 7/31/2028 1,000,000 920,664
4.13%, 7/31/2028 700,000 710,992
1.13%, 8/31/2028 1,040,000 959,319
4.38%, 8/31/2028 400,000 409,391
1.25%, 9/30/2028 500,000 462,227
4.63%, 9/30/2028 500,000 516,074
1.38%, 10/31/2028 500,000 463,320
4.88%, 10/31/2028 300,000 312,129
1.50%, 11/30/2028 500,000 464,453
3.75%, 12/31/2028 700,000 702,516
1.75%, 1/31/2029 500,000 467,051
4.00%, 1/31/2029 400,000 404,875
2.63%, 2/15/2029 457,000 440,523
2.38%, 3/31/2029 400,000 381,484
4.13%, 3/31/2029 800,000 813,438
2.88%, 4/30/2029 350,000 339,855
4.63%, 4/30/2029 400,000 414,172
2.38%, 5/15/2029 100,000 95,215
2.75%, 5/31/2029 300,000 289,664
4.50%, 5/31/2029 500,000 515,605
3.25%, 6/30/2029 400,000 393,531
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.25%, 6/30/2029 600,000 613,172
2.63%, 7/31/2029 300,000 287,672
4.00%, 7/31/2029 600,000 607,523
1.63%, 8/15/2029 200,000 184,164
3.13%, 8/31/2029 400,000 391,109
3.50%, 9/30/2029 (b) 840,000 833,536
3.88%, 9/30/2029 300,000 302,227
4.00%, 10/31/2029 1,300,000 1,316,047
4.13%, 10/31/2029 211,000 214,734
3.88%, 11/30/2029 250,000 251,797
4.13%, 11/30/2029 250,000 254,541
3.88%, 12/31/2029 700,000 705,059
4.38%, 12/31/2029 483,000 496,735
3.50%, 1/31/2030 650,000 643,881
4.25%, 1/31/2030 1,248,000 1,277,104
1.50%, 2/15/2030 700,000 632,625
4.00%, 2/28/2030 1,082,000 1,096,032
3.63%, 3/31/2030 400,000 398,141
4.00%, 3/31/2030 1,160,000 1,174,409
3.50%, 4/30/2030 700,000 692,480
3.88%, 4/30/2030 635,000 639,514
0.63%, 5/15/2030 700,000 600,688
3.75%, 5/31/2030 300,000 300,117
4.00%, 7/31/2030 550,000 556,295
0.63%, 8/15/2030 950,000 807,908
4.13%, 8/31/2030 400,000 406,781
4.63%, 9/30/2030 (b) 500,000 520,488
4.88%, 10/31/2030 800,000 842,594
0.88%, 11/15/2030 (b) 800,000 684,406
4.38%, 11/30/2030 200,000 205,719
3.75%, 12/31/2030 400,000 398,688
1.13%, 2/15/2031 800,000 690,125
4.25%, 2/28/2031 600,000 613,031
4.13%, 3/31/2031 500,000 507,441
4.63%, 4/30/2031 400,000 416,516
1.63%, 5/15/2031 900,000 792,668
4.63%, 5/31/2031 300,000 312,340
4.25%, 6/30/2031 400,000 408,328
4.13%, 7/31/2031 500,000 506,797
1.25%, 8/15/2031 900,000 768,727
3.75%, 8/31/2031 400,000 396,875
3.63%, 9/30/2031 500,000 492,422
4.13%, 10/31/2031 460,000 465,840
1.38%, 11/15/2031 1,000,000 854,570
4.13%, 11/30/2031 600,000 607,477
4.38%, 1/31/2032 263,000 270,007
1.88%, 2/15/2032 800,000 702,406
4.13%, 2/29/2032 352,000 356,180
4.13%, 3/31/2032 365,000 369,334
2.88%, 5/15/2032 1,000,000 934,414
2.75%, 8/15/2032 1,100,000 1,015,824
4.13%, 11/15/2032 500,000 504,922
3.50%, 2/15/2033 1,050,000 1,014,439
3.38%, 5/15/2033 1,000,000 954,922
3.88%, 8/15/2033 900,000 888,609
4.50%, 11/15/2033 900,000 927,633
4.00%, 2/15/2034 1,797,000 1,783,242
4.38%, 5/15/2034 1,300,000 1,324,883
3.88%, 8/15/2034 1,250,000 1,224,414
4.25%, 11/15/2034 1,000,000 1,007,656

Nationwide Bond Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 37
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 2/15/2035 988,000 1,025,050
Total U.S. Treasury Obligations
(cost $120,269,415)
114,066,236
Repurchase Agreements 3.7%
CF Secured, LLC
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $7,704,897,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$7,858,996. (f)(g) 7,703,967 7,703,967
Santander US Capital
Markets
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$1,020,124. (f)(g) 1,000,000 1,000,000
Societe Generale
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$1,020,000. (f)(g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,703,967)
9,703,967
Total Investments
(cost $285,082,986) — 101.5%
266,337,719
Liabilities in excess of other
assets — (1.5)% (3,906,522)
NET ASSETS — 100.0%
$ 262,431,197
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2025.
(b) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $12,562,505, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $9,703,967 and by $3,203,434 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
7/31/2025 - 2/15/2055, a total value of $12,907,401.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2025.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$327,926 which represents 0.13% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2025.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2025 was $9,703,967.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 6 .7%
Banks 2 .1%
ANZ Group Holdings Ltd. 134,051 2,570,751
Commonwealth Bank of
Australia 74,807 8,003,840
National Australia Bank Ltd. 137,342 3,187,282
Westpac Banking Corp. 153,708 3,240,874
17,002,747
Beverages 0 .0%
†
Treasury Wine Estates Ltd. 35,908 205,851
Broadline Retail 0 .3%
Wesfarmers Ltd. 50,840 2,556,062
Capital Markets 0 .3%
ASX Ltd. 8,997 408,311
Macquarie Group Ltd. 16,141 2,009,255
2,417,566
Commercial Services & Supplies 0 .1%
Brambles Ltd. 61,708 812,755
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 59,594 810,266
Woolworths Group Ltd. 54,886 1,110,149
1,920,415
Diversified REITs 0 .1%
GPT Group (The) 84,064 249,813
Stockland 109,626 386,263
636,076
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 191,329 553,290
Electric Utilities 0 .1%
Origin Energy Ltd. 76,468 522,704
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 10,279 245,152
Gas Utilities 0 .0%
†
APA Group 56,561 298,193
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 2,921 514,824
Health Care Providers & Services 0 .0%
†
Sonic Healthcare Ltd. 21,122 353,453
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 2,373 350,655
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 25,508 1,093,691
Lottery Corp. Ltd. (The) 101,525 339,898
1,433,589
Industrial REITs 0 .2%
Goodman Group 91,893 1,774,604
Insurance 0 .3%
Insurance Australia Group
Ltd. 105,913 557,333
Medibank Pvt Ltd. 124,407 370,674
QBE Insurance Group Ltd. 67,446 936,474
Suncorp Group Ltd. 48,844 635,273
2,499,754
Interactive Media & Services 0 .1%
CAR Group Ltd. 16,730 358,243
REA Group Ltd. 2,448 390,454
748,697
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 1 .7%
BHP Group Ltd. 226,436 5,372,202
BlueScope Steel Ltd. 19,578 300,608
Fortescue Ltd. 75,840 771,655
Glencore plc 459,203 1,498,088
Northern Star Resources Ltd. 61,506 754,925
Rio Tinto Ltd.(a) 16,470 1,248,721
Rio Tinto plc 49,931 2,977,063
South32 Ltd. 213,882 378,506
13,301,768
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 145,646 561,799
Woodside Energy Group Ltd. 82,464 1,067,991
1,629,790
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 33,977 193,361
Professional Services 0 .1%
Computershare Ltd. 23,779 622,463
Retail REITs 0 .1%
Scentre Group 232,568 538,469
Vicinity Ltd. 169,267 256,383
794,852
Software 0 .1%
WiseTech Global Ltd. 8,266 470,955
Trading Companies & Distributors 0 .1%
Reece Ltd. 9,851 99,880
SGH Ltd. 9,104 298,914
398,794
Transportation Infrastructure 0 .2%
Transurban Group 139,543 1,261,247
53,519,617
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 13,888 935,454
Electric Utilities 0 .0%
†
Verbund AG 3,126 240,552
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 6,892 355,734
Paper & Forest Products 0 .0%
†
Mondi plc 20,118 305,946
1,837,686
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 10,163 938,197
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 39,789 2,613,072
Chemicals 0 .0%
†
Syensqo SA 3,138 225,575
Distributors 0 .0%
†
D'ieteren Group(a) 1,016 204,048
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,561 294,503
Sofina SA 698 195,683
490,186

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
BELGIUM
Food Products 0 .0%
†
Lotus Bakeries NV 19 182,945
Insurance 0 .1%
Ageas SA/NV 6,659 419,581
Pharmaceuticals 0 .2%
UCB SA 5,598 1,029,153
6,102,757
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 7,071 229,777
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 16,717 368,825
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 165,600 690,627
Broadline Retail 0 .4%
Prosus NV 60,574 2,837,686
Food Products 0 .0%
†
Wilmar International Ltd. 93,358 218,897
Machinery 0 .0%
†
Yangzijiang Shipbuilding
Holdings Ltd.* 111,700 191,692
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 69,000 192,023
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,644 122,233
4,253,158
DENMARK 2 .3%
Air Freight & Logistics 0 .3%
DSV A/S 9,243 1,966,087
Banks 0 .1%
Danske Bank A/S 31,723 1,113,230
Beverages 0 .1%
Carlsberg A/S, Class B 4,210 574,870
Biotechnology 0 .1%
Genmab A/S* 2,784 587,750
Zealand Pharma A/S, Class
A* 2,908 205,165
792,915
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,800 173,780
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 15,603 1,012,618
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 44,718 592,863
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 5,934 674,070
Demant A/S* 4,123 149,846
823,916
Common Stocks
Shares Value ($)
DENMARK
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S Reg. S*(b) 7,428 296,851
Insurance 0 .0%
†
Tryg A/S 15,012 360,319
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 132 225,187
AP Moller - Maersk A/S,
Class B 205 352,232
577,419
Pharmaceuticals 1 .2%
Novo Nordisk A/S, Class B 143,625 9,567,997
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 3,631 539,058
18,391,923
FINLAND 1 .0%
Banks 0 .3%
Nordea Bank Abp 139,585 1,931,116
Communications Equipment 0 .2%
Nokia OYJ 235,812 1,182,579
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 11,768 270,326
Diversified Telecommunication Services 0 .1%
Elisa OYJ 6,035 322,627
Electric Utilities 0 .0%
†
Fortum OYJ 18,965 318,768
Insurance 0 .1%
Sampo OYJ, Class A 107,210 1,072,872
Machinery 0 .2%
Kone OYJ, Class B 15,051 934,684
Metso Oyj(a) 27,531 299,342
Wartsila OYJ Abp 21,613 399,425
1,633,451
Oil, Gas & Consumable Fuels 0 .0%
†
Neste OYJ(a) 20,510 211,965
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 25,776 239,217
UPM-Kymmene OYJ 23,634 625,735
864,952
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,774 299,015
8,107,671
FRANCE 9 .5%
Aerospace & Defense 1 .3%
Airbus SE 26,311 4,405,066
Dassault Aviation SA 802 290,923
Safran SA 15,944 4,227,480
Thales SA 4,104 1,142,956
10,066,425
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 29,629 1,079,218

40 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .1%
Renault SA 8,318 440,674
Banks 0 .8%
BNP Paribas SA 45,064 3,808,645
Credit Agricole SA 47,131 882,641
Societe Generale SA 31,894 1,655,227
6,346,513
Beverages 0 .1%
Pernod Ricard SA 8,974 969,814
Building Products 0 .3%
Cie de Saint-Gobain SA 20,118 2,188,154
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,800 220,815
Chemicals 0 .7%
Air Liquide SA 25,605 5,267,206
Arkema SA 2,247 170,476
5,437,682
Construction & Engineering 0 .5%
Bouygues SA* 8,257 362,700
Eiffage SA 2,931 398,795
Vinci SA 21,898 3,083,078
3,844,573
Consumer Staples Distribution & Retail 0 .0%
†
Carrefour SA 24,892 383,372
Diversified REITs 0 .0%
†
Covivio SA 2,671 149,558
Diversified Telecommunication Services 0 .2%
Orange SA 82,450 1,197,236
Electrical Equipment 0 .2%
Legrand SA 11,612 1,278,483
Entertainment 0 .0%
†
Bollore SE 34,759 214,602
Financial Services 0 .1%
Edenred SE 10,568 329,971
Eurazeo SE 1,766 128,988
458,959
Food Products 0 .3%
Danone SA 28,586 2,459,946
Health Care Equipment & Supplies 0 .5%
BioMerieux 1,821 245,262
EssilorLuxottica SA(a) 13,168 3,781,365
4,026,627
Hotels, Restaurants & Leisure 0 .1%
Accor SA 8,405 412,505
FDJ UNITED Reg. S(b) 4,692 167,299
Sodexo SA 3,918 248,512
828,316
Insurance 0 .5%
AXA SA* 78,456 3,719,076
IT Services 0 .1%
Capgemini SE 6,879 1,094,344
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,293 303,296
Machinery 0 .0%
†
Alstom SA* 15,980 386,123
Common Stocks
Shares Value ($)
FRANCE
Media 0 .1%
Publicis Groupe SA 10,135 1,027,336
Multi-Utilities 0 .4%
Engie SA 80,875 1,669,685
Veolia Environnement SA 31,157 1,138,960
2,808,645
Office REITs 0 .0%
†
Gecina SA 2,174 224,000
Oil, Gas & Consumable Fuels 0 .7%
TotalEnergies SE 95,551 5,418,632
Personal Care Products 0 .6%
L'Oreal SA* 10,647 4,672,072
Pharmaceuticals 0 .0%
†
Ipsen SA 1,766 205,223
Professional Services 0 .1%
Bureau Veritas SA 13,818 435,813
Teleperformance SE 2,416 266,723
702,536
Retail REITs 0 .1%
Klepierre SA 9,527 349,322
Unibail-Rodamco-Westfield 5,551 469,932
819,254
Software 0 .1%
Dassault Systemes SE 29,633 1,106,211
Textiles, Apparel & Luxury Goods 1 .4%
Hermes International SCA 1,402 3,827,254
Kering SA 3,267 658,769
LVMH Moet Hennessy Louis
Vuitton SE 12,185 6,724,020
11,210,043
Trading Companies & Distributors 0 .0%
†
Rexel SA 10,184 284,666
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 1,427 178,624
Getlink SE 14,978 284,332
462,956
76,035,380
GERMANY 10 .0%
Aerospace & Defense 0 .5%
MTU Aero Engines AG 2,383 824,015
Rheinmetall AG 1,929 3,265,634
4,089,649
Air Freight & Logistics 0 .2%
Deutsche Post AG 42,508 1,807,526
Automobile Components 0 .1%
Continental AG 5,052 391,438
Automobiles 0 .6%
Bayerische Motoren Werke
AG 12,836 1,082,361
Bayerische Motoren Werke
AG (Preference) 2,420 194,362
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 5,231 261,513
Mercedes-Benz Group AG 31,978 1,903,250
Porsche Automobil Holding
SE (Preference) 6,439 264,185
Volkswagen AG (Preference) 9,131 987,674
4,693,345

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
GERMANY
Banks 0 .1%
Commerzbank AG 41,966 1,104,944
Capital Markets 0 .6%
Deutsche Bank AG
(Registered) 83,484 2,184,394
Deutsche Boerse AG 8,338 2,683,770
4,868,164
Chemicals 0 .4%
BASF SE* 39,520 2,004,787
Covestro AG* 7,951 535,049
Evonik Industries AG 11,997 268,594
Symrise AG, Class A 5,880 676,484
3,484,914
Construction Materials 0 .2%
Heidelberg Materials AG 6,047 1,194,632
Diversified Telecommunication Services 0 .7%
Deutsche Telekom AG
(Registered) 154,558 5,545,984
Electrical Equipment 0 .3%
Siemens Energy AG* 28,314 2,173,066
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,763 325,409
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 12,487 670,648
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 8,896 449,726
Fresenius SE & Co. KGaA* 18,705 887,408
1,337,134
Household Products 0 .1%
Henkel AG & Co. KGaA 4,815 338,343
Henkel AG & Co. KGaA
(Preference) 7,487 579,971
918,314
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 27,997 1,085,918
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 33,652 7,716,457
Insurance 1 .5%
Allianz SE (Registered) 17,099 7,061,821
Hannover Rueck SE 2,670 851,697
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered)* 5,923 4,035,334
Talanx AG 2,747 314,229
12,263,081
Interactive Media & Services 0 .1%
Scout24 SE Reg. S(b) 3,429 407,574
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,122 289,094
Machinery 0 .2%
Daimler Truck Holding AG 20,994 837,560
GEA Group AG 6,652 431,460
Knorr-Bremse AG 3,192 315,355
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 235 200,281
1,784,656
Multi-Utilities 0 .2%
E.ON SE 99,412 1,739,567
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 24,950 178,785
Personal Care Products 0 .1%
Beiersdorf AG 4,393 617,398
Pharmaceuticals 0 .2%
Bayer AG (Registered) 43,501 1,137,320
Merck KGaA 5,723 790,809
1,928,129
Real Estate Management & Development 0 .2%
LEG Immobilien SE 3,226 272,150
Vonovia SE 32,793 1,088,414
1,360,564
Semiconductors & Semiconductor Equipment 0 .2%
Infineon Technologies AG 57,825 1,894,792
Software 1 .7%
Nemetschek SE 2,476 326,698
SAP SE 46,238 13,373,239
13,699,937
Specialty Retail 0 .1%
Zalando SE Reg. S*(b) 10,399 376,778
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 7,572 1,730,399
Puma SE 4,112 105,426
1,835,825
Trading Companies & Distributors 0 .1%
Brenntag SE(a) 5,434 361,692
80,145,414
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd. 32,700 458,851
Capital Markets 0 .3%
Futu Holdings Ltd., ADR 2,497 230,498
Hong Kong Exchanges &
Clearing Ltd. 54,100 2,399,507
2,630,005
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,420 227,127
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 28,500 192,559
CLP Holdings Ltd. 74,000 633,460
Power Assets Holdings Ltd. 64,800 429,051
1,255,070
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 374,743 336,852
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 503,565 455,188
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 66,714 231,252

42 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 7,100 317,058
Swire Pacific Ltd., Class A 19,000 164,986
482,044
Insurance 0 .6%
AIA Group Ltd. 485,200 3,665,733
Prudential plc 115,469 1,230,671
4,896,404
Machinery 0 .1%
Techtronic Industries Co. Ltd. 61,500 625,644
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 88,886 365,605
Henderson Land
Development Co. Ltd. 70,352 199,514
Hongkong Land Holdings
Ltd. 49,800 244,385
Sino Land Co. Ltd. 182,200 187,251
Sun Hung Kai Properties Ltd. 65,200 616,172
Wharf Real Estate
Investment Co. Ltd. 69,270 166,393
1,779,320
Retail REITs 0 .1%
Link REIT 121,401 569,238
13,946,995
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 92,805 626,256
Bank of Ireland Group plc 44,156 521,828
1,148,084
Building Products 0 .1%
Kingspan Group plc 6,807 576,951
Food Products 0 .1%
Kerry Group plc, Class A 6,780 717,187
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 8,411 891,566
3,333,788
ISRAEL 0 .8%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,193 458,325
Banks 0 .3%
Bank Hapoalim BM 56,621 831,894
Bank Leumi Le-Israel BM 67,626 965,058
Israel Discount Bank Ltd.,
Class A 55,995 419,749
Mizrahi Tefahot Bank Ltd. 6,881 349,313
2,566,014
Broadline Retail 0 .0%
†
Global-e Online Ltd.* 4,495 161,415
Chemicals 0 .0%
†
ICL Group Ltd. 37,188 247,990
IT Services 0 .1%
Wix.com Ltd.* 2,357 399,724
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 48,300 749,133
Common Stocks
Shares Value ($)
ISRAEL
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,994 145,583
Semiconductors & Semiconductor Equipment 0 .0%
†
Nova Ltd.* 1,325 255,143
Software 0 .2%
Check Point Software
Technologies Ltd.* 3,923 861,334
Nice Ltd.* 2,855 447,107
1,308,441
6,291,768
ITALY 2 .9%
Aerospace & Defense 0 .1%
Leonardo SpA 17,920 930,544
Automobiles 0 .3%
Ferrari NV 5,659 2,577,100
Banks 1 .1%
Banco BPM SpA(a) 57,028 633,571
BPER Banca SpA 43,920 355,625
FinecoBank Banca Fineco
SpA 27,001 538,002
Intesa Sanpaolo SpA 670,084 3,558,574
Mediobanca Banca di
Credito Finanziario SpA 23,040 470,066
UniCredit SpA 61,826 3,575,130
9,130,968
Beverages 0 .1%
Coca-Cola HBC AG 9,154 475,815
Davide Campari-Milano
NV(a) 29,093 194,081
669,896
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 13,058 155,989
Telecom Italia SpA*(a) 391,911 155,565
311,554
Electric Utilities 0 .5%
Enel SpA 360,139 3,120,465
Terna - Rete Elettrica
Nazionale 62,303 619,393
3,739,858
Electrical Equipment 0 .1%
Prysmian SpA 12,439 681,892
Financial Services 0 .0%
†
Nexi SpA Reg. S*(a)(b) 18,762 109,465
Gas Utilities 0 .1%
Snam SpA(a) 94,788 542,988
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,157 132,265
Health Care Providers & Services 0 .0%
†
Amplifon SpA(a) 5,809 111,352
Insurance 0 .3%
Generali 41,697 1,519,462
Poste Italiane SpA Reg. S(b) 20,242 409,391
Unipol Assicurazioni SpA 16,903 301,983
2,230,836
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 94,053 1,334,052

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,875 286,568
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 10,343 638,947
23,428,285
JAPAN 21 .6%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd. 14,900 156,949
Automobile Components 0 .4%
Aisin Corp. 23,800 302,490
Bridgestone Corp. 25,600 1,074,761
Denso Corp. 84,900 1,099,799
Sumitomo Electric Industries
Ltd. 32,000 514,801
2,991,851
Automobiles 1 .5%
Honda Motor Co. Ltd. 201,300 2,050,830
Isuzu Motors Ltd. 24,600 332,257
Nissan Motor Co. Ltd.*(a) 91,400 216,954
Subaru Corp. 26,100 474,722
Suzuki Motor Corp. 67,200 804,737
Toyota Motor Corp. 422,500 8,086,912
Yamaha Motor Co. Ltd. 43,200 340,024
12,306,436
Banks 2 .0%
Chiba Bank Ltd. (The)(a) 25,800 228,298
Concordia Financial Group
Ltd. 46,600 300,396
Japan Post Bank Co. Ltd. 81,500 835,192
Mitsubishi UFJ Financial
Group, Inc. 512,284 6,483,193
Mizuho Financial Group, Inc. 106,751 2,684,206
Resona Holdings, Inc. 93,901 751,411
Sumitomo Mitsui Financial
Group, Inc. 166,915 3,984,596
Sumitomo Mitsui Trust
Group, Inc. 29,252 723,595
15,990,887
Beverages 0 .2%
Asahi Group Holdings Ltd. 64,900 896,480
Kirin Holdings Co. Ltd. 33,900 512,329
Suntory Beverage & Food
Ltd. 6,700 233,948
1,642,757
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 16,500 507,372
Rakuten Group, Inc.* 67,500 397,741
905,113
Building Products 0 .2%
AGC, Inc. 8,820 275,217
Daikin Industries Ltd. 11,500 1,318,588
1,593,805
Capital Markets 0 .2%
Daiwa Securities Group, Inc. 59,600 390,825
Japan Exchange Group, Inc. 43,800 488,951
Nomura Holdings, Inc. 128,400 713,935
SBI Holdings, Inc. 10,970 287,993
1,881,704
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0 .6%
Asahi Kasei Corp. 56,100 390,905
Mitsubishi Chemical Group
Corp. 61,600 298,406
Nippon Paint Holdings Co.
Ltd. 42,900 326,130
Nippon Sanso Holdings
Corp.(a) 7,500 239,927
Nitto Denko Corp. 31,650 555,203
Shin-Etsu Chemical Co. Ltd. 79,400 2,412,219
Toray Industries, Inc. 65,100 415,106
4,637,896
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 17,500 244,159
Secom Co. Ltd.(a) 19,000 698,072
TOPPAN Holdings, Inc. 10,800 302,975
1,245,206
Construction & Engineering 0 .2%
Kajima Corp. 18,000 429,679
Obayashi Corp. 27,300 423,961
Taisei Corp. 7,500 406,842
1,260,482
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd.(a) 29,500 872,597
Kobe Bussan Co. Ltd. 6,100 186,951
MatsukiyoCocokara & Co. 14,500 266,701
Seven & i Holdings Co. Ltd. 99,400 1,473,285
2,799,534
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,345,000 1,405,547
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 29,100 377,482
Kansai Electric Power Co.,
Inc. (The) 40,300 495,490
872,972
Electrical Equipment 0 .4%
Fuji Electric Co. Ltd. 6,140 272,595
Fujikura Ltd. 11,600 428,409
Mitsubishi Electric Corp. 83,300 1,614,094
Nidec Corp. 37,500 666,821
2,981,919
Electronic Equipment, Instruments & Components 0 .9%
Keyence Corp. 8,672 3,642,120
Kyocera Corp. 58,300 691,085
Murata Manufacturing Co.
Ltd. 76,200 1,184,080
Omron Corp. 7,700 228,636
Shimadzu Corp.(a) 10,600 272,463
TDK Corp. 87,200 931,624
Yokogawa Electric Corp. 9,600 207,910
7,157,918
Entertainment 0 .7%
Capcom Co. Ltd. 15,500 449,653
Konami Group Corp. 4,700 670,284
Nexon Co. Ltd.(a) 14,500 228,058
Nintendo Co. Ltd. 49,200 4,110,592
Toho Co. Ltd. 4,700 268,560
5,727,147

44 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0 .2%
Mitsubishi HC Capital, Inc.(a) 38,500 272,123
ORIX Corp. 50,200 1,003,486
1,275,609
Food Products 0 .2%
Ajinomoto Co., Inc. 39,600 808,827
Kikkoman Corp.(a) 30,900 302,050
MEIJI Holdings Co. Ltd. 11,196 275,071
Nissin Foods Holdings Co.
Ltd. 8,300 182,918
Yakult Honsha Co. Ltd. 11,000 225,793
1,794,659
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 15,380 389,607
Tokyo Gas Co. Ltd. 15,380 511,943
901,550
Ground Transportation 0 .3%
Central Japan Railway Co. 35,200 722,439
East Japan Railway Co.(a) 40,670 879,938
Hankyu Hanshin Holdings,
Inc. 10,400 296,161
Tokyo Metro Co. Ltd. 13,100 166,142
Tokyu Corp. 25,650 312,073
West Japan Railway Co.(a) 20,100 421,681
2,798,434
Health Care Equipment & Supplies 0 .5%
Hoya Corp. 15,600 1,834,597
Olympus Corp. 50,000 653,085
Sysmex Corp. 21,500 399,656
Terumo Corp. 60,400 1,158,842
4,046,180
Health Care Technology 0 .0%
†
M3, Inc. 19,700 246,724
Hotels, Restaurants & Leisure 0 .2%
Oriental Land Co. Ltd. 49,300 1,046,659
Zensho Holdings Co. Ltd. 4,100 252,559
1,299,218
Household Durables 1 .1%
Panasonic Holdings Corp. 104,702 1,214,518
Sekisui House Ltd. 26,700 612,618
Sony Group Corp. 273,900 7,069,897
8,897,033
Household Products 0 .1%
Unicharm Corp. 50,200 465,654
Industrial Conglomerates 0 .7%
Hikari Tsushin, Inc. 800 221,793
Hitachi Ltd. 206,900 5,116,215
Sekisui Chemical Co. Ltd. 16,600 289,560
5,627,568
Insurance 1 .1%
Dai-ichi Life Holdings, Inc. 162,800 1,171,114
Japan Post Holdings Co. Ltd. 86,100 836,331
Japan Post Insurance Co.
Ltd. 8,800 176,417
MS&AD Insurance Group
Holdings, Inc. 57,665 1,312,986
Sompo Holdings, Inc. 39,975 1,308,445
T&D Holdings, Inc. 22,900 487,276
Tokio Marine Holdings, Inc. 79,500 3,184,932
8,477,501
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services 0 .1%
LY Corp. 128,400 485,803
IT Services 0 .7%
Fujitsu Ltd. 79,700 1,761,547
NEC Corp. 55,500 1,353,535
Nomura Research Institute
Ltd. 16,754 633,577
NTT Data Group Corp.(a) 28,300 560,964
Obic Co. Ltd. 13,800 482,072
Otsuka Corp. 9,300 206,598
SCSK Corp. 6,800 178,291
TIS, Inc. 8,900 257,418
5,434,002
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 26,747 927,555
Shimano, Inc. 3,300 466,577
1,394,132
Machinery 1 .1%
Daifuku Co. Ltd. 14,700 391,667
FANUC Corp. 42,500 1,089,646
Hoshizaki Corp. 4,700 200,102
Komatsu Ltd. 40,900 1,176,622
Kubota Corp. 45,700 529,750
Makita Corp. 10,800 316,939
MINEBEA MITSUMI, Inc. 16,000 235,040
Mitsubishi Heavy Industries
Ltd. 141,700 2,782,299
SMC Corp. 2,600 847,173
Toyota Industries Corp. 7,200 846,421
Yaskawa Electric Corp. 10,800 228,870
8,644,529
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 199,716
Mitsui OSK Lines Ltd. 14,300 474,991
Nippon Yusen KK 19,420 632,854
1,307,561
Media 0 .0%
†
Dentsu Group, Inc.(a) 8,961 187,652
Metals & Mining 0 .2%
JFE Holdings, Inc. 25,800 300,072
Nippon Steel Corp. 43,806 923,467
Sumitomo Metal Mining Co.
Ltd. 10,900 243,388
1,466,927
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 345 320,533
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 120,217 579,275
Idemitsu Kosan Co. Ltd. 38,120 236,376
Inpex Corp. 39,200 497,169
1,312,820
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 7,400 141,782
Japan Airlines Co. Ltd. 5,574 100,799
242,581
Personal Care Products 0 .1%
Kao Corp. 20,900 890,300
Shiseido Co. Ltd.(a) 18,200 300,402
1,190,702

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1 .1%
Astellas Pharma, Inc. 81,600 816,098
Chugai Pharmaceutical Co.
Ltd. 29,200 1,686,748
Daiichi Sankyo Co. Ltd. 77,000 1,967,042
Eisai Co. Ltd. 11,400 328,849
Kyowa Kirin Co. Ltd.(a) 11,200 174,701
Ono Pharmaceutical Co. Ltd. 15,700 180,818
Otsuka Holdings Co. Ltd. 19,300 940,669
Shionogi & Co. Ltd. 35,600 597,908
Takeda Pharmaceutical Co.
Ltd. 71,397 2,183,326
8,876,159
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 63,000 3,516,406
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 2,600 288,652
Daiwa House Industry Co.
Ltd. 24,100 868,613
Hulic Co. Ltd. 19,100 199,635
Mitsubishi Estate Co. Ltd. 48,000 842,663
Mitsui Fudosan Co. Ltd. 115,600 1,141,136
Sumitomo Realty &
Development Co. Ltd. 13,600 504,954
3,845,653
Semiconductors & Semiconductor Equipment 0 .8%
Advantest Corp.(a) 33,600 1,389,177
Disco Corp. 4,100 795,914
Lasertec Corp.(a) 3,700 345,171
Renesas Electronics Corp. 75,800 893,030
SCREEN Holdings Co. Ltd.
(a) 3,600 239,094
Tokyo Electron Ltd. 19,800 2,951,249
6,613,635
Software 0 .1%
Oracle Corp. Japan 1,700 204,219
Trend Micro, Inc. 5,200 372,721
576,940
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 8,400 2,774,472
Nitori Holdings Co. Ltd. 3,700 441,776
ZOZO, Inc. 16,500 167,479
3,383,727
Technology Hardware, Storage & Peripherals 0 .3%
Canon, Inc. 42,100 1,300,015
FUJIFILM Holdings Corp.(a) 50,300 1,030,344
Ricoh Co. Ltd. 24,400 257,640
Seiko Epson Corp. 12,400 173,166
2,761,165
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 28,800 623,540
Tobacco 0 .2%
Japan Tobacco, Inc. 53,800 1,660,220
Trading Companies & Distributors 1 .4%
ITOCHU Corp. 53,300 2,727,248
Marubeni Corp. 64,000 1,134,976
Mitsubishi Corp. 152,600 2,901,448
Mitsui & Co. Ltd. 111,400 2,263,726
MonotaRO Co. Ltd. 9,300 179,639
Sumitomo Corp. 49,200 1,207,029
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 28,000 554,817
10,968,883
Wireless Telecommunication Services 0 .8%
KDDI Corp. 134,600 2,379,024
SoftBank Corp. 1,288,300 1,947,747
SoftBank Group Corp. 42,100 2,137,133
6,463,904
172,665,727
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 7,547 199,870
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S*(b) 8,940 159,616
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE(a) 5,924 374,041
Metals & Mining 0 .1%
ArcelorMittal SA 20,769 616,749
1,150,406
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 101,000 369,886
Sands China Ltd.* 106,700 193,783
563,669
NETHERLANDS 3 .9%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(a)(b) 20,288 420,602
ING Groep NV 139,364 2,703,014
3,123,616
Beverages 0 .2%
Heineken Holding NV 5,739 448,980
Heineken NV(a) 12,772 1,140,895
1,589,875
Biotechnology 0 .2%
Argenx SE* 2,708 1,748,742
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,448 577,009
Chemicals 0 .1%
Akzo Nobel NV 7,488 474,602
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 41,211 1,687,938
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 172,199 799,880
Entertainment 0 .1%
Universal Music Group NV(a) 36,465 1,066,324
Financial Services 0 .2%
Adyen NV Reg. S*(b) 976 1,581,907
EXOR NV 3,783 357,336
1,939,243
Food Products 0 .0%
†
JDE Peet's NV 6,631 160,634

46 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 35,378 898,936
Insurance 0 .2%
Aegon Ltd. 62,566 402,382
ASR Nederland NV 7,018 442,454
NN Group NV 11,989 735,592
1,580,428
Professional Services 0 .3%
Randstad NV(a) 5,262 212,641
Wolters Kluwer NV 10,523 1,859,339
2,071,980
Semiconductors & Semiconductor Equipment 1 .6%
ASM International NV 2,080 1,018,790
ASML Holding NV 17,439 11,674,139
BE Semiconductor Industries
NV(a) 3,672 398,405
13,091,334
Trading Companies & Distributors 0 .1%
IMCD NV 2,656 353,559
31,164,100
NEW ZEALAND 0 .3%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 37,423 196,777
Financial Services 0 .0%
†
Infratil Ltd. 39,419 247,963
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 26,013 526,447
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 59,543 193,981
Software 0 .1%
Xero Ltd.*(a) 6,547 691,369
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 76,304 341,158
2,197,695
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 3,895 627,700
Banks 0 .1%
DNB Bank ASA 39,654 996,479
Diversified Telecommunication Services 0 .1%
Telenor ASA 28,203 425,285
Food Products 0 .1%
Mowi ASA 21,627 398,199
Orkla ASA 31,041 345,760
Salmar ASA 3,347 165,623
909,582
Insurance 0 .0%
†
Gjensidige Forsikring ASA 9,105 213,662
Metals & Mining 0 .0%
†
Norsk Hydro ASA 65,259 345,481
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 14,409 308,890
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels
Equinor ASA 37,100 847,798
1,156,688
4,674,877
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 9,497 160,396
PORTUGAL 0 .1%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 11,882 287,929
Electric Utilities 0 .1%
EDP SA 136,184 538,032
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA 18,820 291,577
1,117,538
SINGAPORE 1 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 68,100 386,848
Banks 0 .8%
DBS Group Holdings Ltd. 90,525 2,959,572
Oversea-Chinese Banking
Corp. Ltd. 152,189 1,891,545
United Overseas Bank Ltd. 56,862 1,512,216
6,363,333
Capital Markets 0 .1%
Singapore Exchange Ltd. 38,700 425,933
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 331,403 960,603
Entertainment 0 .3%
Sea Ltd., ADR* 16,218 2,174,023
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 104,299 508,979
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 262,717 149,398
Industrial Conglomerates 0 .0%
†
Keppel Ltd. 66,700 336,961
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 170,613 347,891
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 45,200 228,765
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 67,382 347,377
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 119,145 251,256
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 258,935 426,606
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 30,264 685,970
13,593,943

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 56,257 1,524,040
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 8,194 230,855
SPAIN 3 .0%
Banks 1 .3%
Banco Bilbao Vizcaya
Argentaria SA 255,194 3,507,733
Banco de Sabadell SA 240,897 704,090
Banco Santander SA(a) 670,942 4,730,464
CaixaBank SA(a) 177,617 1,362,294
10,304,581
Biotechnology 0 .0%
†
Grifols SA* 12,552 118,370
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 7,894 494,799
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 23,462 949,381
Telefonica SA(a) 175,750 906,381
1,855,762
Electric Utilities 0 .7%
Acciona SA(a) 1,157 169,108
Endesa SA 14,065 423,251
Iberdrola SA 257,997 4,651,242
Redeia Corp. SA 16,266 341,338
5,584,939
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 19,948 1,567,863
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 15,454 144,843
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 52,136 640,602
Specialty Retail 0 .3%
Industria de Diseno Textil
SA(a) 48,234 2,596,154
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 3,321 835,016
24,142,929
SWEDEN 3 .1%
Aerospace & Defense 0 .1%
Saab AB, Class B 14,514 679,524
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 70,266 1,119,181
Svenska Handelsbanken AB,
Class A 64,587 850,358
Swedbank AB, Class A 37,595 941,140
2,910,679
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB*(a) 8,231 251,326
Common Stocks
Shares Value ($)
SWEDEN
Building Products 0 .2%
Assa Abloy AB, Class B 44,377 1,331,939
Nibe Industrier AB, Class B 65,808 281,221
1,613,160
Capital Markets 0 .1%
EQT AB(a) 16,487 480,674
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 21,541 344,457
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 123,005 1,043,560
Construction & Engineering 0 .0%
†
Skanska AB, Class B 15,068 352,512
Diversified Telecommunication Services 0 .1%
Telia Co. AB 109,255 410,696
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B* 91,822 899,536
Financial Services 0 .4%
Industrivarden AB, Class A 5,019 177,735
Industrivarden AB, Class
C(a) 7,080 250,530
Investor AB, Class B 76,640 2,286,103
L E Lundbergforetagen AB,
Class B 3,496 185,650
2,900,018
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S*(b) 7,010 491,251
Household Products 0 .1%
Essity AB, Class B 27,004 779,549
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 6,259 170,704
Lifco AB, Class B(a) 10,302 402,517
573,221
Machinery 1 .0%
Alfa Laval AB(a) 12,812 534,574
Atlas Copco AB, Class A(a) 119,873 1,880,459
Atlas Copco AB, Class B(a) 69,117 972,384
Epiroc AB, Class A(a) 29,181 625,596
Epiroc AB, Class B 17,644 348,752
Indutrade AB 12,099 330,037
Sandvik AB(a) 47,212 990,005
SKF AB, Class B 15,095 299,636
Trelleborg AB, Class B(a) 9,888 344,709
Volvo AB, Class B 71,305 1,960,571
8,286,723
Metals & Mining 0 .0%
†
Boliden AB* 11,598 357,252
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 4,163 165,983
Svenska Cellulosa AB SCA,
Class B 25,377 331,087
497,070
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 31,261 224,709
Sagax AB, Class B(a) 9,425 214,974
439,683

48 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Specialty Retail 0 .0%
†
H & M Hennes & Mauritz AB,
Class B(a) 26,195 382,194
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 11,961 406,312
Beijer Ref AB, Class B(a) 17,044 262,433
668,745
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 25,420 375,796
24,737,626
SWITZERLAND 4 .8%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)*(a) 1,290 158,466
Building Products 0 .1%
Geberit AG (Registered) 1,480 1,029,058
Capital Markets 0 .8%
Julius Baer Group Ltd. 9,122 588,261
Partners Group Holding
AG(a) 1,003 1,306,601
UBS Group AG (Registered) 145,634 4,390,755
6,285,617
Chemicals 0 .6%
DSM-Firmenich AG 8,222 894,240
EMS-Chemie Holding AG
(Registered) 336 247,285
Givaudan SA (Registered) 409 1,973,029
Sika AG (Registered) 6,749 1,688,989
4,803,543
Containers & Packaging 0 .0%
†
SIG Group AG(a) 13,457 259,373
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,147 764,289
Electric Utilities 0 .0%
†
BKW AG* 927 185,859
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 70,029 3,707,134
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 149 133,571
Chocoladefabriken Lindt &
Spruengli AG 42 613,517
Chocoladefabriken Lindt &
Spruengli AG (Registered) 4 566,951
1,314,039
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG
(Registered) 2,244 686,692
Straumann Holding AG
(Registered)(a) 4,943 602,661
1,289,353
Insurance 0 .8%
Baloise Holding AG
(Registered) 1,821 404,352
Helvetia Holding AG
(Registered) 1,674 367,654
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Swiss Life Holding AG
(Registered) 1,272 1,266,597
Zurich Insurance Group AG 6,481 4,572,357
6,610,960
Life Sciences Tools & Services 0 .3%
Lonza Group AG
(Registered) 3,258 2,322,996
Machinery 0 .2%
Schindler Holding AG 1,803 657,030
Schindler Holding AG
(Registered) 1,062 375,681
VAT Group AG Reg. S(b) 1,184 429,403
1,462,114
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered) 2,137 488,870
Pharmaceuticals 0 .2%
Galderma Group AG(a) 4,223 490,545
Sandoz Group AG(a) 18,975 822,396
1,312,941
Professional Services 0 .1%
SGS SA (Registered)(a) 6,713 656,449
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,600 508,371
Software 0 .0%
†
Temenos AG (Registered) 2,491 179,465
Specialty Retail 0 .0%
†
Avolta AG 3,845 174,662
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 6,650 507,877
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 23,804 4,188,143
Swatch Group AG (The)(a) 1,281 223,182
4,411,325
38,432,761
UNITED KINGDOM 11 .3%
Aerospace & Defense 0 .9%
BAE Systems plc 133,275 3,063,299
Melrose Industries plc 56,982 329,999
Rolls-Royce Holdings plc 376,591 3,793,096
7,186,394
Banks 2 .2%
Barclays plc 638,490 2,554,932
HSBC Holdings plc 791,409 8,788,269
Lloyds Banking Group plc 2,684,080 2,625,728
NatWest Group plc 338,812 2,162,756
Standard Chartered plc 90,539 1,311,499
17,443,184
Beverages 0 .4%
Coca-Cola Europacific
Partners plc 9,344 847,874
Diageo plc 98,509 2,749,532
3,597,406

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
UNITED KINGDOM
Broadline Retail 0 .1%
Next plc 5,275 869,686
Capital Markets 0 .7%
3i Group plc 43,063 2,444,453
London Stock Exchange
Group plc 21,179 3,285,372
Schroders plc 33,652 148,564
5,878,389
Chemicals 0 .0%
†
Croda International plc 5,837 229,305
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 111,789 509,996
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 80,721 287,079
Marks & Spencer Group plc 94,855 492,361
Tesco plc 303,415 1,498,297
2,277,737
Diversified Consumer Services 0 .1%
Pearson plc 26,179 419,337
Diversified REITs 0 .0%
†
Land Securities Group plc 30,986 244,996
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 286,535 664,298
Electric Utilities 0 .1%
SSE plc 48,862 1,104,023
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 16,811 621,504
Financial Services 0 .1%
M&G plc 100,137 277,263
Wise plc, Class A* 30,993 404,694
681,957
Food Products 0 .0%
†
Associated British Foods plc 14,082 387,684
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 35,927 505,237
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 75,161 2,524,933
Entain plc 26,893 230,653
InterContinental Hotels
Group plc 7,051 754,433
Whitbread plc 8,150 283,327
3,793,346
Household Durables 0 .0%
†
Barratt Redrow plc 63,285 394,803
Household Products 0 .2%
Reckitt Benckiser Group plc 30,374 1,960,371
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 121,886 686,704
DCC plc 4,464 291,078
Smiths Group plc 14,402 358,321
1,336,103
Industrial REITs 0 .1%
Segro plc 56,910 516,921
Insurance 0 .3%
Admiral Group plc 11,140 484,761
Aviva plc 118,544 886,102
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Legal & General Group plc 261,136 822,144
Phoenix Group Holdings plc 29,590 236,660
2,429,667
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg.
S(b) 37,663 422,854
Machinery 0 .0%
†
Spirax Group plc 3,360 265,035
Media 0 .1%
Informa plc 58,904 572,278
WPP plc 47,604 367,182
939,460
Multi-Utilities 0 .5%
Centrica plc 223,279 477,004
National Grid plc 216,485 3,129,323
3,606,327
Personal Care Products 0 .9%
Unilever plc 109,722 6,963,951
Pharmaceuticals 1 .2%
AstraZeneca plc 69,446 9,952,389
Professional Services 0 .6%
Intertek Group plc 7,049 431,296
RELX plc 82,345 4,486,722
4,918,018
Software 0 .1%
Sage Group plc (The) 44,318 734,819
Specialty Retail 0 .1%
JD Sports Fashion plc 115,121 121,303
Kingfisher plc 80,806 310,734
432,037
Tobacco 0 .7%
British American Tobacco plc 88,003 3,818,506
Imperial Brands plc 35,523 1,455,363
5,273,869
Trading Companies & Distributors 0 .2%
Ashtead Group plc 19,364 1,040,918
Bunzl plc 14,877 468,219
1,509,137
Water Utilities 0 .1%
Severn Trent plc 12,543 467,057
United Utilities Group plc 28,601 430,362
897,419
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 917,220 896,177
89,863,836
UNITED STATES 10 .4%
Automobiles 0 .1%
Stellantis NV 88,620 818,332
Biotechnology 0 .4%
CSL Ltd. 21,684 3,494,922
Construction & Engineering 0 .1%
Ferrovial SE 21,073 1,029,767
Construction Materials 0 .4%
Holcim AG 23,079 2,560,775
James Hardie Industries plc
CHDI* 19,434 461,425
3,022,200

50 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 0 .7%
Schneider Electric SE 24,214 5,673,801
Energy Equipment & Services 0 .0%
†
Tenaris SA 18,021 299,925
Entertainment 0 .5%
Spotify Technology SA* 6,820 4,187,344
Food Products 1 .5%
Nestle SA (Registered) 116,012 12,347,459
Health Care Equipment & Supplies 0 .3%
Alcon AG 22,125 2,156,383
Insurance 0 .3%
Swiss Re AG 13,356 2,390,355
Life Sciences Tools & Services 0 .1%
QIAGEN NV*(a) 9,226 394,345
Oil, Gas & Consumable Fuels 1 .5%
BP plc 713,851 3,264,838
Shell plc 269,897 8,635,428
11,900,266
Pharmaceuticals 4 .0%
GSK plc 183,544 3,625,245
Haleon plc 403,742 2,023,204
Novartis AG (Registered) 87,272 9,879,899
Roche Holding AG 32,522 10,640,325
Sanofi SA 50,337 5,520,410
31,689,083
Professional Services 0 .3%
Experian plc 40,666 2,016,889
Software 0 .2%
CyberArk Software Ltd.*(a) 2,119 746,227
Monday.com Ltd.* 1,683 472,906
1,219,133
82,640,204
Total Common Stocks
(cost $377,590,634) 785,053,516
Rights 0 .0%
†
Number of
Rights
SPAIN 0 .0%
†
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA,
expiring 5/7/2025*(a) 15,454 1,576
Total Rights
(cost $0) 1,576
Repurchase Agreements 3 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase
price $21,458,832,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$21,888,010.(c)(d) 21,456,240 21,456,240
Santander US Capital
Markets, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase
price $3,000,363,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$3,060,372.(c)(d) 3,000,000 3,000,000
Societe Generale, 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase
price $1,000,121,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $25,456,240) 25,456,240
Total Investments
(cost $403,046,874) — 101.5% 810,511,332
Liabilities in excess of other assets
— (1.5)% (12,034,728)
NET ASSETS — 100.0%
$ 798,476,604

Nationwide International Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 51
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $34,262,556, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $25,456,240 and by $11,240,064 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $36,696,304.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2025 was
$9,511,069 which represents 1.19% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $25,456,240.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

52 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Index Fund
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 53 6/2025 EUR 3,066,296 35,215
FTSE 100 Index 14 6/2025 GBP 1,579,196 28,170
Nikkei 225 Index 13 6/2025 JPY 1,639,775 47,893
SPI 200 Index 6 6/2025 AUD 782,304 25,274
Net contracts 136,552
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 53
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .4%
BWX Technologies, Inc. 16,438 1,793,715
Curtiss-Wright Corp. 6,829 2,355,254
Hexcel Corp. 14,385 697,241
Woodward, Inc. 10,713 2,009,437
6,855,647
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 21,574 781,842
Automobile Components 0 .8%
Autoliv, Inc. 12,890 1,201,735
Gentex Corp.(a) 41,275 898,969
Goodyear Tire & Rubber Co.
(The)* 52,567 571,929
Lear Corp. 9,609 823,972
Visteon Corp.* 5,023 397,771
3,894,376
Automobiles 0 .2%
Harley-Davidson, Inc. 20,808 466,515
Thor Industries, Inc. 9,452 684,514
1,151,029
Banks 6 .5%
Associated Banc-Corp. 29,686 654,873
Bank OZK(a) 18,970 808,122
Cadence Bank 33,523 980,883
Columbia Banking System,
Inc. 37,805 847,588
Comerica, Inc. 23,439 1,259,846
Commerce Bancshares, Inc. 21,753 1,321,277
Cullen/Frost Bankers, Inc. 11,501 1,339,521
East West Bancorp, Inc. 24,932 2,132,933
First Financial Bankshares,
Inc. 24,054 806,050
First Horizon Corp. 94,963 1,716,931
Flagstar Financial, Inc.(a) 55,296 647,516
FNB Corp. 69,381 908,197
Glacier Bancorp, Inc. 20,679 842,876
Hancock Whitney Corp. 15,551 810,052
Home BancShares, Inc. 33,585 931,984
International Bancshares Corp. 10,164 620,411
Old National Bancorp(a) 58,501 1,204,536
Pinnacle Financial Partners,
Inc. 13,896 1,392,935
Prosperity Bancshares, Inc. 16,429 1,115,529
SouthState Corp. 17,555 1,523,423
Synovus Financial Corp. 24,976 1,081,960
Texas Capital Bancshares,
Inc.* 8,066 549,698
UMB Financial Corp. 12,336 1,166,615
United Bankshares, Inc. 24,783 849,809
Valley National Bancorp 89,845 772,667
Webster Financial Corp. 30,404 1,438,109
Western Alliance Bancorp 19,482 1,358,090
Wintrust Financial Corp. 11,953 1,328,815
Zions Bancorp NA 26,208 1,178,574
31,589,820
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 1,534 377,057
Celsius Holdings, Inc.* 28,536 997,619
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,094 1,483,256
2,857,932
Biotechnology 2 .6%
BioMarin Pharmaceutical, Inc.* 34,525 2,198,897
Cytokinetics, Inc.* 21,283 911,764
Exelixis, Inc.*(a) 50,441 1,974,765
Halozyme Therapeutics, Inc.* 23,086 1,417,942
Neurocrine Biosciences, Inc.* 17,948 1,932,820
Roivant Sciences Ltd.* 77,371 899,051
Sarepta Therapeutics, Inc.*(a) 17,187 1,072,469
United Therapeutics Corp.* 8,041 2,437,147
12,844,855
Broadline Retail 0 .4%
Macy's, Inc. 50,766 579,748
Nordstrom, Inc. 17,032 411,152
Ollie's Bargain Outlet
Holdings, Inc.* 11,045 1,171,985
2,162,885
Building Products 2 .6%
AAON, Inc. 12,274 1,120,248
Advanced Drainage Systems,
Inc. 12,731 1,444,841
Carlisle Cos., Inc. 7,991 3,032,425
Fortune Brands Innovations,
Inc. 22,405 1,205,837
Owens Corning 15,358 2,233,207
Simpson Manufacturing Co.,
Inc. 7,643 1,174,652
Trex Co., Inc.*(a) 19,212 1,110,838
UFP Industries, Inc. 11,019 1,089,228
12,411,276
Capital Markets 3 .5%
Affiliated Managers Group,
Inc.(a) 5,374 890,096
Carlyle Group, Inc. (The) 38,288 1,479,448
Evercore, Inc., Class A 6,425 1,318,988
Federated Hermes, Inc., Class
B 14,285 580,114
Hamilton Lane, Inc., Class A(a) 7,911 1,222,170
Houlihan Lokey, Inc., Class A 9,801 1,588,546
Interactive Brokers Group,
Inc., Class A 19,637 3,374,618
Janus Henderson Group plc 23,145 768,646
Jefferies Financial Group, Inc. 29,557 1,381,199
Morningstar, Inc. 4,938 1,405,947
SEI Investments Co. 17,443 1,365,613
Stifel Financial Corp. 18,561 1,590,492
16,965,877
Chemicals 1 .6%
Ashland, Inc. 8,263 449,425
Avient Corp.(a) 16,707 556,510
Axalta Coating Systems Ltd.* 39,679 1,289,568
Cabot Corp. 9,909 778,253
NewMarket Corp. 1,413 869,419
Olin Corp. 21,204 458,430
RPM International, Inc. 23,000 2,455,250
Scotts Miracle-Gro Co. (The) 7,581 381,931
Westlake Corp. 6,022 556,613
7,795,399

54 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .8%
Brink's Co. (The) 7,866 701,962
Clean Harbors, Inc.* 9,143 1,956,054
MSA Safety, Inc.(a) 7,019 1,104,931
RB Global, Inc. 33,169 3,340,118
Tetra Tech, Inc. 48,686 1,518,516
8,621,581
Communications Equipment 0 .5%
Ciena Corp.* 25,581 1,718,020
Lumentum Holdings, Inc.*(a) 12,447 734,871
2,452,891
Construction & Engineering 2 .4%
AECOM 23,753 2,343,233
Comfort Systems USA, Inc. 6,404 2,545,910
EMCOR Group, Inc. 8,307 3,328,615
Fluor Corp.* 31,043 1,083,090
MasTec, Inc.*(a) 11,158 1,420,637
Valmont Industries, Inc. 3,622 1,062,043
11,783,528
Construction Materials 0 .5%
Eagle Materials, Inc. 6,013 1,361,283
Knife River Corp.* 10,264 958,452
2,319,735
Consumer Finance 0 .8%
Ally Financial, Inc. 49,759 1,625,129
FirstCash Holdings, Inc. 7,036 942,542
SLM Corp. 38,169 1,103,466
3,671,137
Consumer Staples Distribution & Retail 3 .4%
Albertsons Cos., Inc., Class A 73,376 1,612,804
BJ's Wholesale Club Holdings,
Inc.* 23,779 2,795,459
Casey's General Stores, Inc.
(a) 6,713 3,105,367
Maplebear, Inc.* 29,309 1,169,136
Performance Food Group Co.* 28,113 2,267,595
Sprouts Farmers Market, Inc.* 18,034 3,083,814
US Foods Holding Corp.* 41,469 2,722,855
16,757,030
Containers & Packaging 1 .4%
Amcor plc(a) 10 92
AptarGroup, Inc. 12,025 1,803,149
Crown Holdings, Inc. 20,975 2,020,522
Graphic Packaging Holding
Co. 54,202 1,371,853
Greif, Inc., Class A 5,007 262,767
Silgan Holdings, Inc.(a) 14,671 757,757
Sonoco Products Co. 17,781 729,021
6,945,161
Diversified Consumer Services 1 .6%
Duolingo, Inc., Class A* 6,832 2,660,927
Graham Holdings Co., Class B 641 589,752
Grand Canyon Education,
Inc.* 5,171 922,351
H&R Block, Inc.(a) 23,934 1,444,896
Service Corp. International 25,733 2,056,067
7,673,993
Diversified REITs 0 .5%
WP Carey, Inc. 39,087 2,440,592
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 39,695 1,438,944
Iridium Communications, Inc. 19,781 477,315
1,916,259
Electric Utilities 1 .0%
ALLETE, Inc. 9,887 647,500
IDACORP, Inc.(a) 9,705 1,146,064
OGE Energy Corp. 36,474 1,655,190
Portland General Electric Co. 18,966 798,848
TXNM Energy, Inc.(a) 16,347 869,660
5,117,262
Electrical Equipment 1 .3%
Acuity, Inc. 5,512 1,342,778
EnerSys 7,189 622,568
NEXTracker, Inc., Class A* 26,061 1,058,337
nVent Electric plc(a) 29,647 1,627,917
Regal Rexnord Corp. 11,942 1,263,941
Sensata Technologies Holding
plc(a) 27,194 581,952
6,497,493
Electronic Equipment, Instruments & Components 2 .8%
Arrow Electronics, Inc.* 9,304 1,036,093
Avnet, Inc. 15,605 733,279
Belden, Inc. 7,175 739,814
Cognex Corp. 30,446 831,176
Coherent Corp.* 27,986 1,800,060
Crane NXT Co.(a) 8,857 415,570
Fabrinet* 6,485 1,329,814
Flex Ltd.* 69,007 2,369,700
IPG Photonics Corp.* 4,839 289,808
Littelfuse, Inc. 4,459 812,920
Novanta, Inc.* 6,575 781,505
TD SYNNEX Corp.(a) 13,498 1,495,578
Vontier Corp.(a) 27,266 867,332
13,502,649
Energy Equipment & Services 0 .5%
ChampionX Corp. 34,264 826,790
NOV, Inc. 70,023 812,967
Valaris Ltd.*(a) 11,699 377,995
Weatherford International plc 12,896 533,894
2,551,646
Entertainment 0 .2%
Warner Music Group Corp.,
Class A 26,222 798,460
Financial Services 1 .9%
Equitable Holdings, Inc. 53,130 2,627,278
Essent Group Ltd. 18,940 1,078,254
Euronet Worldwide, Inc.* 7,510 744,241
MGIC Investment Corp. 45,214 1,126,281
Shift4 Payments, Inc., Class
A*(a) 12,406 1,014,811
Voya Financial, Inc. 17,248 1,021,081
Western Union Co. (The) 60,768 602,211
WEX, Inc.*(a) 6,272 817,681
9,031,838
Food Products 1 .0%
Darling Ingredients, Inc.* 28,577 919,894
Flowers Foods, Inc. 37,027 651,305
Ingredion, Inc. 11,592 1,539,649

Nationwide Mid Cap Market Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Food Products
Lancaster Colony Corp.(a) 3,549 577,706
Pilgrim's Pride Corp. 7,274 397,015
Post Holdings, Inc.*(a) 8,262 935,011
5,020,580
Gas Utilities 1 .2%
National Fuel Gas Co. 16,285 1,250,362
New Jersey Resources Corp. 18,117 886,646
ONE Gas, Inc. 10,165 798,054
Southwest Gas Holdings, Inc. 10,962 791,566
Spire, Inc. 10,661 815,993
UGI Corp.(a) 38,819 1,272,875
5,815,496
Ground Transportation 1 .4%
Avis Budget Group, Inc.*(a) 3,019 279,650
Knight-Swift Transportation
Holdings, Inc., Class A 28,829 1,129,232
Landstar System, Inc. 6,482 869,560
Ryder System, Inc. 7,626 1,049,871
Saia, Inc.* 4,842 1,181,448
XPO, Inc.* 21,113 2,240,512
6,750,273
Health Care Equipment & Supplies 1 .7%
Dentsply Sirona, Inc. 36,289 504,417
Envista Holdings Corp.*(a) 31,546 507,260
Globus Medical, Inc., Class A* 20,562 1,475,735
Haemonetics Corp.* 9,032 569,197
Lantheus Holdings, Inc.*(a) 12,639 1,318,753
LivaNova plc* 9,666 357,642
Masimo Corp.* 8,073 1,299,430
Penumbra, Inc.* 6,906 2,022,353
8,054,787
Health Care Providers & Services 2 .4%
Acadia Healthcare Co., Inc.* 16,698 390,733
Amedisys, Inc.* 5,909 560,764
Chemed Corp. 2,726 1,585,196
Encompass Health Corp. 17,986 2,104,182
Ensign Group, Inc. (The) 10,346 1,334,531
HealthEquity, Inc.* 15,563 1,334,061
Hims & Hers Health, Inc.* 34,463 1,140,725
Option Care Health, Inc.* 30,862 997,151
Tenet Healthcare Corp.* 17,107 2,445,446
11,892,789
Health Care REITs 0 .8%
Healthcare Realty Trust, Inc.,
Class A 64,987 1,009,248
Omega Healthcare Investors,
Inc. 50,520 1,972,806
Sabra Health Care REIT, Inc. 44,408 792,683
3,774,737
Health Care Technology 0 .3%
Doximity, Inc., Class A* 24,200 1,376,496
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 39,427 391,904
Hotels, Restaurants & Leisure 3 .4%
Aramark(a) 47,972 1,603,704
Boyd Gaming Corp.(a) 11,931 824,909
Cava Group, Inc.* 14,735 1,361,956
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Choice Hotels International,
Inc.(a) 4,117 519,195
Churchill Downs, Inc. 13,353 1,207,245
Hilton Grand Vacations,
Inc.*(a) 11,262 378,741
Hyatt Hotels Corp., Class A 7,481 842,959
Light & Wonder, Inc.*(a) 16,058 1,371,032
Marriott Vacations Worldwide
Corp. 5,890 322,831
Planet Fitness, Inc., Class
A*(a) 15,088 1,427,174
Texas Roadhouse, Inc., Class
A 11,988 1,989,529
Travel + Leisure Co. 12,482 548,334
Vail Resorts, Inc. 6,730 936,816
Wendy's Co. (The) 31,274 390,925
Wingstop, Inc. 5,296 1,397,561
Wyndham Hotels & Resorts,
Inc. 14,001 1,194,285
16,317,196
Household Durables 1 .6%
KB Home(a) 11,898 642,849
Somnigroup International, Inc. 34,348 2,097,289
Taylor Morrison Home Corp.,
Class A* 18,996 1,089,420
Toll Brothers, Inc. 17,980 1,813,643
TopBuild Corp.*(a) 5,291 1,564,866
Whirlpool Corp.(a) 9,907 755,706
7,963,773
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 10,358 751,991
Industrial REITs 1 .0%
EastGroup Properties, Inc. 9,325 1,523,892
First Industrial Realty Trust,
Inc. 23,894 1,136,877
Rexford Industrial Realty, Inc. 40,025 1,324,827
STAG Industrial, Inc. 32,833 1,084,474
5,070,070
Insurance 4 .9%
American Financial Group,
Inc.(a) 12,939 1,638,854
Brighthouse Financial, Inc.* 10,787 628,019
CNO Financial Group, Inc. 18,490 701,511
Fidelity National Financial, Inc.
(a) 46,868 3,001,896
First American Financial Corp. 18,526 1,126,566
Hanover Insurance Group, Inc.
(The) 6,511 1,081,477
Kemper Corp. 10,726 634,121
Kinsale Capital Group, Inc.(a) 4,000 1,741,040
Old Republic International
Corp. 42,238 1,588,149
Primerica, Inc. 6,105 1,599,937
Reinsurance Group of
America, Inc. 11,830 2,215,877
RenaissanceRe Holdings Ltd. 8,841 2,138,903
RLI Corp.(a) 15,027 1,112,148
Ryan Specialty Holdings, Inc.,
Class A(a) 19,171 1,255,892

56 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 11,103 968,515
Unum Group 29,459 2,287,786
23,720,691
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 49,647 424,978
IT Services 1 .0%
ASGN, Inc.* 7,953 400,672
Kyndryl Holdings, Inc.* 41,898 1,358,333
Okta, Inc., Class A* 29,573 3,316,908
5,075,913
Leisure Products 0 .5%
Brunswick Corp.(a) 11,622 535,193
Mattel, Inc.* 61,425 976,043
Polaris, Inc. 8,991 305,335
YETI Holdings, Inc.*(a) 15,389 439,356
2,255,927
Life Sciences Tools & Services 1 .7%
Avantor, Inc.*(a) 123,167 1,599,939
Bio-Rad Laboratories, Inc.,
Class A*(a) 3,464 845,493
Bruker Corp. 19,822 794,069
Illumina, Inc.* 28,498 2,211,445
Medpace Holdings, Inc.*(a) 4,523 1,394,848
Repligen Corp.* 9,387 1,295,312
Sotera Health Co.*(a) 28,689 329,924
8,471,030
Machinery 5 .0%
AGCO Corp.(a) 11,065 938,644
Chart Industries, Inc.* 7,570 1,021,799
CNH Industrial NV(a) 160,485 1,856,811
Crane Co. 8,860 1,426,283
Donaldson Co., Inc. 21,224 1,395,054
Esab Corp. 10,276 1,234,353
Flowserve Corp. 23,626 1,068,604
Graco, Inc. 30,293 2,472,212
ITT, Inc. 14,521 1,989,667
Lincoln Electric Holdings, Inc. 10,241 1,804,464
Middleby Corp. (The)*(a) 9,696 1,292,962
Mueller Industries, Inc. 20,495 1,507,612
Oshkosh Corp. 11,663 976,893
RBC Bearings, Inc.* 5,641 1,853,463
Terex Corp.(a) 12,126 426,835
Timken Co. (The)(a) 11,485 737,911
Toro Co. (The) 18,057 1,232,932
Watts Water Technologies,
Inc., Class A 4,938 1,025,870
24,262,369
Marine Transportation 0 .2%
Kirby Corp.* 10,377 1,000,032
Media 0 .6%
EchoStar Corp., Class A*(a) 21,460 482,421
New York Times Co. (The),
Class A 29,418 1,531,501
Nexstar Media Group, Inc.,
Class A 5,263 787,660
2,801,582
Common Stocks
Shares Value ($)
Metals & Mining 2 .6%
Alcoa Corp. 46,946 1,151,585
ATI, Inc.* 25,253 1,373,258
Carpenter Technology Corp. 9,019 1,764,207
Cleveland-Cliffs, Inc.* 88,841 732,050
Commercial Metals Co. 20,509 913,471
Reliance, Inc. 9,775 2,817,448
Royal Gold, Inc. 11,872 2,169,133
United States Steel Corp. 40,583 1,773,883
12,695,035
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc. 104,620 2,050,552
Starwood Property Trust, Inc. 59,956 1,150,556
3,201,108
Multi-Utilities 0 .3%
Black Hills Corp. 12,627 768,985
Northwestern Energy Group,
Inc. 11,127 647,925
1,416,910
Office REITs 0 .6%
COPT Defense Properties 20,406 532,801
Cousins Properties, Inc. 31,204 859,358
Kilroy Realty Corp. 19,235 606,095
Vornado Realty Trust 30,190 1,065,103
3,063,357
Oil, Gas & Consumable Fuels 3 .0%
Antero Midstream Corp. 61,982 1,025,802
Antero Resources Corp.* 52,517 1,829,167
Chord Energy Corp. 11,005 992,981
Civitas Resources, Inc. 15,679 427,253
CNX Resources Corp.*(a) 27,074 796,788
DT Midstream, Inc. 18,219 1,770,887
HF Sinclair Corp. 28,620 860,603
Matador Resources Co.(a) 20,330 803,848
Murphy Oil Corp.(a) 24,678 506,639
Ovintiv, Inc. 46,944 1,576,380
PBF Energy, Inc., Class A 17,795 305,718
Permian Resources Corp.,
Class A 119,258 1,407,244
Range Resources Corp. 43,092 1,462,112
Viper Energy, Inc., Class A 23,877 962,960
14,728,382
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 11,290 974,440
Passenger Airlines 0 .4%
Alaska Air Group, Inc.* 22,000 973,940
American Airlines Group, Inc.* 121,333 1,207,263
2,181,203
Personal Care Products 0 .6%
BellRing Brands, Inc.* 23,000 1,774,220
Coty, Inc., Class A*(a) 74,115 374,281
elf Beauty, Inc.*(a) 10,206 631,445
2,779,946
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc*(a) 10,968 1,282,817
Perrigo Co. plc(a) 24,650 633,998
1,916,815

Nationwide Mid Cap Market Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Professional Services 2 .6%
CACI International, Inc., Class
A* 4,037 1,848,421
Concentrix Corp.(a) 8,516 434,827
ExlService Holdings, Inc.*(a) 29,192 1,415,228
Exponent, Inc. 9,227 725,980
FTI Consulting, Inc.* 6,301 1,047,730
Genpact Ltd. 29,134 1,464,275
Insperity, Inc. 6,454 419,575
KBR, Inc. 24,128 1,274,200
ManpowerGroup, Inc. 8,575 369,325
Maximus, Inc.(a) 10,261 687,077
Parsons Corp.* 8,433 563,830
Paylocity Holding Corp.* 7,870 1,511,827
Science Applications
International Corp. 8,873 1,073,899
12,836,194
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 8,627 1,961,866
Residential REITs 1 .1%
American Homes 4 Rent,
Class A 56,975 2,130,295
Equity LifeStyle Properties,
Inc. 34,175 2,213,857
Independence Realty Trust,
Inc. 41,487 806,092
5,150,244
Retail REITs 1 .1%
Agree Realty Corp. 18,857 1,463,492
Brixmor Property Group, Inc. 55,918 1,392,917
Kite Realty Group Trust 40,809 883,515
NNN REIT, Inc. 33,676 1,384,420
5,124,344
Semiconductors & Semiconductor Equipment 2 .4%
Allegro MicroSystems, Inc.* 23,543 448,965
Amkor Technology, Inc. 20,727 361,686
Cirrus Logic, Inc.* 9,568 918,911
Entegris, Inc. 27,054 2,140,512
Lattice Semiconductor Corp.* 24,829 1,214,883
MACOM Technology Solutions
Holdings, Inc.* 10,825 1,123,094
MKS Instruments, Inc. 12,178 854,165
Onto Innovation, Inc.* 8,871 1,081,996
Power Integrations, Inc. 10,351 508,441
Rambus, Inc.* 19,087 931,255
Silicon Laboratories, Inc.* 5,842 594,482
Synaptics, Inc.* 7,202 400,863
Universal Display Corp. 7,952 999,010
11,578,263
Software 3 .4%
Appfolio, Inc., Class A*(a) 4,204 868,210
BILL Holdings, Inc.* 16,871 768,812
Blackbaud, Inc.* 6,845 414,396
Commvault Systems, Inc.* 7,964 1,331,023
Docusign, Inc., Class A* 36,393 2,975,128
Dolby Laboratories, Inc., Class
A 10,979 843,078
Dropbox, Inc., Class A* 39,348 1,123,385
Dynatrace, Inc.* 53,835 2,528,630
Guidewire Software, Inc.* 15,057 3,083,222
Manhattan Associates, Inc.* 11,010 1,953,064
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 6,651 836,097
16,725,045
Specialized REITs 1 .7%
CubeSmart 40,727 1,656,367
EPR Properties 13,392 662,770
Gaming and Leisure
Properties, Inc. 49,113 2,350,548
Lamar Advertising Co., Class A 15,788 1,796,832
National Storage Affiliates
Trust 13,083 486,688
PotlatchDeltic Corp. 13,380 513,658
Rayonier, Inc. 24,937 609,959
8,076,822
Specialty Retail 3 .7%
Abercrombie & Fitch Co.,
Class A* 8,991 624,155
AutoNation, Inc.* 4,596 800,393
Bath & Body Works, Inc. 38,516 1,175,123
Burlington Stores, Inc.* 11,314 2,546,103
Chewy, Inc., Class A* 29,847 1,119,263
Dick's Sporting Goods, Inc. 10,424 1,957,002
Five Below, Inc.* 9,886 750,249
Floor & Decor Holdings, Inc.,
Class A* 19,286 1,377,792
GameStop Corp., Class A* 73,305 2,042,277
Gap, Inc. (The) 40,432 885,461
Lithia Motors, Inc., Class A 4,806 1,407,005
Murphy USA, Inc. 3,283 1,636,805
Penske Automotive Group,
Inc. 3,447 536,594
RH*(a) 2,700 496,881
Valvoline, Inc.*(a) 22,836 782,361
18,137,464
Technology Hardware, Storage & Peripherals 0 .5%
Pure Storage, Inc., Class A* 55,835 2,532,676
Textiles, Apparel & Luxury Goods 0 .9%
Capri Holdings Ltd.* 22,154 333,196
Columbia Sportswear Co. 5,900 366,803
Crocs, Inc.* 10,133 977,024
PVH Corp. 9,888 682,075
Skechers USA, Inc., Class A* 23,658 1,136,057
Under Armour, Inc., Class
A*(a) 33,932 194,091
Under Armour, Inc., Class C* 26,330 143,235
VF Corp. 59,473 706,539
4,539,020
Trading Companies & Distributors 1 .9%
Applied Industrial
Technologies, Inc. 6,920 1,683,498
Core & Main, Inc., Class A* 34,305 1,807,187
GATX Corp.(a) 6,505 949,470
MSC Industrial Direct Co., Inc.,
Class A 7,903 604,421
Watsco, Inc. 6,289 2,891,934
WESCO International, Inc. 7,964 1,297,813
9,234,323

58 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Water Utilities 0 .4%
Essential Utilities, Inc. 45,724 1,880,628
Total Common Stocks
(cost $343,925,162) 483,318,892
Repurchase Agreements 8 .0%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $9,746,153,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$9,941,077.(b)(c) 9,744,976 9,744,976
Santander US Capital
Markets,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $2,000,242,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$2,040,248.(b)(c) 2,000,000 2,000,000
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $27,003,278,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$27,540,000.(b)(c) 27,000,000 27,000,000
Total Repurchase Agreements
(cost $38,744,976) 38,744,976
Total Investments
(cost $382,670,138) — 107.4% 522,063,868
Liabilities in excess of other assets — (7.4)% (35,964,776)
NET ASSETS — 100.0%
$ 486,099,092
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $46,836,576, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $38,744,976 and by $9,483,703 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $48,228,679.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $38,744,976.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

Nationwide Mid Cap Market Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 59
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 13 6/2025 USD 3,715,140 115,817
Net contracts 115,817
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 7 .6%
Boeing Co. (The)* 35,145 6,439,970
General Dynamics Corp. 35,145 9,563,657
L3Harris Technologies, Inc. 35,145 7,732,603
Lockheed Martin Corp. 35,145 16,790,524
RTX Corp. 35,145 4,432,839
44,959,593
Automobiles 1 .7%
Tesla, Inc.* 35,145 9,916,513
Biotechnology 3 .2%
Amgen, Inc. 35,145 10,224,383
Biogen, Inc.* 35,145 4,255,357
Gilead Sciences, Inc. 35,145 3,744,348
Myriad Genetics, Inc.* 35,145 260,425
18,484,513
Broadline Retail 2 .4%
Alibaba Group Holding Ltd.,
ADR-CN 35,145 4,197,367
Amazon.com, Inc.* 35,145 6,481,441
eBay, Inc. 35,145 2,395,483
JD.com, Inc., ADR-CN(a) 35,145 1,146,430
14,220,721
Chemicals 0 .4%
DuPont de Nemours, Inc. 35,145 2,319,219
Communications Equipment 7 .2%
Ciena Corp.* 35,145 2,360,338
Cisco Systems, Inc. 35,145 2,028,921
F5, Inc.* 35,145 9,304,287
Juniper Networks, Inc. 35,145 1,276,466
Motorola Solutions, Inc. 35,145 15,477,507
Nokia OYJ, ADR-FI(a) 35,145 175,374
Ubiquiti, Inc.(a) 35,145 11,473,085
Viavi Solutions, Inc.* 35,145 371,834
42,467,812
Diversified Telecommunication Services 0 .2%
AT&T, Inc. 35,145 973,516
Electrical Equipment 0 .1%
Sensata Technologies Holding
plc 35,145 752,103
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 35,145 2,704,408
Corning, Inc. 35,145 1,559,735
4,264,143
Energy Equipment & Services 0 .4%
Halliburton Co. 35,145 696,574
NOV, Inc. 35,145 408,034
Schlumberger NV 35,145 1,168,571
2,273,179
Entertainment 0 .9%
Electronic Arts, Inc.(a) 35,145 5,099,188
Financial Services 5 .3%
Mastercard, Inc., Class A 35,145 19,261,569
Visa, Inc., Class A 35,145 12,142,597
31,404,166
Health Care Equipment & Supplies 1 .3%
Baxter International, Inc. 35,145 1,095,470
Boston Scientific Corp.* 35,145 3,615,366
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 35,145 2,978,890
7,689,726
Health Care Technology 1 .4%
Veeva Systems, Inc., Class A* 35,145 8,213,035
Household Durables 1 .1%
Garmin Ltd. 35,145 6,567,546
iRobot Corp.* 35,145 86,105
6,653,651
Industrial Conglomerates 1 .3%
Honeywell International, Inc. 35,145 7,398,023
Interactive Media & Services 4 .4%
Alphabet, Inc., Class A 35,145 5,581,026
Meta Platforms, Inc., Class A 35,145 19,294,605
Ziff Davis, Inc.* 35,145 1,037,832
25,913,463
IT Services 4 .2%
Akamai Technologies, Inc.* 35,145 2,831,984
Amdocs Ltd. 35,145 3,113,144
DXC Technology Co.* 35,145 545,450
International Business
Machines Corp. 35,145 8,498,764
VeriSign, Inc.* 35,145 9,915,108
24,904,450
Life Sciences Tools & Services 4 .9%
Agilent Technologies, Inc. 35,145 3,781,602
Danaher Corp. 35,145 7,005,453
Illumina, Inc.* 35,145 2,727,252
Thermo Fisher Scientific, Inc. 35,145 15,077,205
28,591,512
Pharmaceuticals 1 .4%
AstraZeneca plc, ADR-UK 35,145 2,523,060
Bausch Health Cos., Inc.* 35,145 186,268
Bristol-Myers Squibb Co. 35,145 1,764,279
Novartis AG, ADR 35,145 3,988,606
8,462,213
Professional Services 1 .8%
Automatic Data Processing,
Inc. 35,145 10,564,587
Semiconductors & Semiconductor Equipment 19 .0%
Advanced Micro Devices, Inc.* 35,145 3,421,366
Analog Devices, Inc. 35,145 6,850,463
Applied Materials, Inc. 35,145 5,296,703
ASML Holding NV
(Registered), ADR-NL 35,145 23,479,672
Broadcom, Inc. 35,145 6,764,358
FormFactor, Inc.* 35,145 988,980
Intel Corp. 35,145 706,414
KLA Corp. 35,145 24,696,040
Lam Research Corp. 35,145 2,518,842
Microchip Technology, Inc. 35,145 1,619,482
Micron Technology, Inc. 35,145 2,704,408
NVIDIA Corp. 35,145 3,827,993
NXP Semiconductors NV 35,145 6,477,575
ON Semiconductor Corp.* 35,145 1,395,257
QUALCOMM, Inc. 35,145 5,217,627
Synaptics, Inc.*(a) 35,145 1,956,171

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 35,145 5,858,320
Teradyne, Inc. 35,145 2,608,110
Texas Instruments, Inc. 35,145 5,624,957
112,012,738
Software 25 .5%
Adeia, Inc. 35,145 432,635
Adobe, Inc.* 35,145 13,178,672
Check Point Software
Technologies Ltd.* 35,145 7,716,436
Gen Digital, Inc. 35,145 909,201
InterDigital, Inc.(a) 35,145 7,064,145
Intuit, Inc. 35,145 22,052,433
LiveRamp Holdings, Inc.* 35,145 919,393
Microsoft Corp. 35,145 13,891,413
Open Text Corp. 35,145 952,430
Oracle Corp. 35,145 4,945,604
Progress Software Corp.(a) 35,145 2,107,294
PTC, Inc.* 35,145 5,446,421
Salesforce, Inc. 35,145 9,443,813
SAP SE, ADR-DE 35,145 10,269,018
ServiceNow, Inc.* 35,145 33,563,826
Synopsys, Inc.* 35,145 16,131,906
Teradata Corp.*(a) 35,145 755,618
149,780,258
Technology Hardware, Storage & Peripherals 2 .8%
Apple, Inc. 35,145 7,468,312
HP, Inc. 35,145 898,658
NetApp, Inc. 35,145 3,154,264
Seagate Technology Holdings
plc 35,145 3,199,249
Western Digital Corp.* 35,145 1,541,460
Xerox Holdings Corp.(a) 35,145 154,989
16,416,932
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 35,145 1,317,586
Total Common Stocks
(cost $164,664,748) 585,052,840
Repurchase Agreement 0 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $1,871,561,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$1,908,992.(b)(c) 1,871,335 1,871,335
Total Repurchase Agreement
(cost $1,871,335) 1,871,335
Total Investments
(cost $166,536,083) — 99.7% 586,924,175
Other assets in excess of liabilities — 0.3% 1,807,255
NET ASSETS — 100.0%
$ 588,731,430
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $11,463,110, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $1,871,335 and by $9,813,856 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.00%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $11,685,191.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $1,871,335.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

62 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 10 6/2025 USD 3,931,700 99,391
Net contracts 99,391
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 63
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 2 .1%
Axon Enterprise, Inc.* 2,315 1,419,789
Boeing Co. (The)* 23,566 4,318,234
GE Aerospace 33,833 6,818,703
General Dynamics Corp. 7,967 2,167,980
Howmet Aerospace, Inc. 12,944 1,793,779
Huntington Ingalls Industries,
Inc. 1,131 260,515
L3Harris Technologies, Inc. 6,008 1,321,880
Lockheed Martin Corp. 6,606 3,156,016
Northrop Grumman Corp. 4,332 2,107,518
RTX Corp. 41,997 5,297,082
Textron, Inc. 5,720 402,516
TransDigm Group, Inc. 1,751 2,474,286
31,538,298
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 3,677 328,062
Expeditors International of
Washington, Inc. 4,443 488,330
FedEx Corp. 6,962 1,464,317
United Parcel Service, Inc.,
Class B 23,230 2,213,819
4,494,528
Automobile Components 0 .0%
†
Aptiv plc* 7,278 415,283
Automobiles 1 .8%
Ford Motor Co. 124,766 1,248,908
General Motors Co. 31,365 1,418,952
Tesla, Inc.* 88,118 24,863,375
27,531,235
Banks 3 .4%
Bank of America Corp. 208,723 8,323,873
Citigroup, Inc. 59,418 4,063,003
Citizens Financial Group, Inc. 13,615 502,257
Fifth Third Bancorp 21,550 774,507
Huntington Bancshares, Inc. 44,480 646,294
JPMorgan Chase & Co. 88,140 21,560,807
KeyCorp 29,076 431,488
M&T Bank Corp. 5,256 892,259
PNC Financial Services
Group, Inc. (The) 12,532 2,013,767
Regions Financial Corp. 29,405 600,156
Truist Financial Corp. 41,841 1,604,184
US Bancorp 49,331 1,990,012
Wells Fargo & Co. 103,674 7,361,891
50,764,498
Beverages 1 .3%
Brown-Forman Corp., Class B 6,148 214,196
Coca-Cola Co. (The) 122,329 8,874,969
Constellation Brands, Inc.,
Class A 4,805 901,130
Keurig Dr Pepper, Inc. 36,037 1,246,520
Molson Coors Beverage Co.,
Class B 5,419 311,755
Monster Beverage Corp.* 22,110 1,329,253
PepsiCo, Inc. 43,289 5,869,123
18,746,946
Biotechnology 1 .8%
AbbVie, Inc. 55,546 10,837,025
Amgen, Inc.(a) 16,960 4,934,003
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 4,614 558,663
Gilead Sciences, Inc. 39,199 4,176,261
Incyte Corp.* 5,329 333,915
Moderna, Inc.* 11,099 316,765
Regeneron Pharmaceuticals,
Inc. 3,342 2,001,056
Vertex Pharmaceuticals, Inc.* 8,089 4,121,346
27,279,034
Broadline Retail 3 .7%
Amazon.com, Inc.* 297,318 54,831,385
eBay, Inc. 15,348 1,046,120
55,877,505
Building Products 0 .5%
A O Smith Corp.(a) 3,430 232,760
Allegion plc 2,654 369,437
Builders FirstSource, Inc.* 3,528 422,055
Carrier Global Corp. 25,456 1,592,018
Johnson Controls International
plc 20,687 1,735,639
Lennox International, Inc. 1,026 560,965
Masco Corp. 7,026 425,846
Trane Technologies plc 7,160 2,744,500
8,083,220
Capital Markets 3 .2%
Ameriprise Financial, Inc. 3,020 1,422,480
Bank of New York Mellon
Corp. (The) 22,890 1,840,585
Blackrock, Inc. 4,574 4,181,825
Blackstone, Inc. 22,642 2,982,178
Cboe Global Markets, Inc. 3,260 723,068
Charles Schwab Corp. (The) 53,525 4,356,935
CME Group, Inc. 11,359 3,147,352
FactSet Research Systems,
Inc. 1,162 502,240
Franklin Resources, Inc. 10,279 192,834
Goldman Sachs Group, Inc.
(The) 9,805 5,368,728
Intercontinental Exchange, Inc. 18,166 3,051,343
Invesco Ltd. 15,312 213,296
KKR & Co., Inc. 21,449 2,450,977
MarketAxess Holdings, Inc. 1,217 269,675
Moody's Corp. 4,944 2,240,225
Morgan Stanley 39,008 4,502,303
MSCI, Inc., Class A 2,470 1,346,422
Nasdaq, Inc.(a) 12,951 986,996
Northern Trust Corp. 6,323 594,235
Raymond James Financial,
Inc. 5,750 787,980
S&P Global, Inc. 9,992 4,996,500
State Street Corp. 9,181 808,846
T. Rowe Price Group, Inc. 7,076 626,580
47,593,603
Chemicals 1 .3%
Air Products & Chemicals, Inc. 7,048 1,910,642
Albemarle Corp.(a) 3,914 229,165
CF Industries Holdings, Inc. 5,408 423,825
Corteva, Inc. 21,632 1,340,968
Dow, Inc. 21,977 672,277
DuPont de Nemours, Inc. 13,318 878,855
Eastman Chemical Co. 3,768 290,136

64 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
Ecolab, Inc. 8,009 2,013,703
International Flavors &
Fragrances, Inc. 8,285 650,041
Linde plc 15,010 6,802,982
LyondellBasell Industries NV,
Class A 7,916 460,790
Mosaic Co. (The) 9,146 278,038
PPG Industries, Inc. 7,209 784,772
Sherwin-Williams Co. (The) 7,234 2,553,023
19,289,217
Commercial Services & Supplies 0 .6%
Cintas Corp. 10,786 2,283,180
Copart, Inc.* 27,990 1,708,230
Republic Services, Inc., Class
A 6,422 1,610,317
Rollins, Inc. 9,004 514,399
Veralto Corp. 7,678 736,320
Waste Management, Inc. 11,443 2,670,338
9,522,784
Communications Equipment 0 .9%
Arista Networks, Inc.* 32,793 2,697,880
Cisco Systems, Inc. 125,768 7,260,587
F5, Inc.* 1,825 483,150
Juniper Networks, Inc. 9,905 359,749
Motorola Solutions, Inc. 5,253 2,313,369
13,114,735
Construction & Engineering 0 .1%
Quanta Services, Inc. 4,663 1,364,813
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,883 986,654
Vulcan Materials Co. 4,260 1,117,526
2,104,180
Consumer Finance 0 .6%
American Express Co. 17,504 4,663,241
Capital One Financial Corp. 12,043 2,170,871
Discover Financial Services 7,999 1,461,177
Synchrony Financial 12,319 639,972
8,935,261
Consumer Staples Distribution & Retail 2 .2%
Costco Wholesale Corp. 13,980 13,903,110
Dollar General Corp. 6,785 635,687
Dollar Tree, Inc.* 6,398 523,164
Kroger Co. (The) 21,284 1,536,918
Sysco Corp. 15,392 1,098,989
Target Corp. 14,628 1,414,527
Walgreens Boots Alliance, Inc. 24,244 265,957
Walmart, Inc. 136,958 13,319,165
32,697,517
Containers & Packaging 0 .2%
Amcor plc(a) 69,705 641,286
Avery Dennison Corp. 2,619 448,137
Ball Corp. 9,387 487,561
International Paper Co.(a) 16,564 756,644
Packaging Corp. of America 2,833 525,833
Smurfit WestRock plc 16,066 675,093
3,534,554
Distributors 0 .1%
Genuine Parts Co. 4,242 498,647
Common Stocks
Shares Value ($)
Distributors
LKQ Corp. 8,428 322,034
Pool Corp.(a) 1,256 368,184
1,188,865
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 226,397 6,271,197
Verizon Communications, Inc. 132,449 5,835,703
12,106,900
Electric Utilities 1 .6%
Alliant Energy Corp. 8,352 509,806
American Electric Power Co.,
Inc. 16,586 1,796,927
Constellation Energy Corp. 9,789 2,187,254
Duke Energy Corp. 24,422 2,979,972
Edison International 12,273 656,728
Entergy Corp.(a) 13,662 1,136,269
Evergy, Inc. 7,514 519,217
Eversource Energy 11,810 702,459
Exelon Corp. 32,094 1,505,209
FirstEnergy Corp. 15,961 684,408
NextEra Energy, Inc. 64,884 4,339,442
NRG Energy, Inc. 6,494 711,613
PG&E Corp. 68,335 1,128,894
Pinnacle West Capital Corp.(a) 3,789 360,637
PPL Corp. 22,733 829,754
Southern Co. (The) 34,713 3,189,778
Xcel Energy, Inc.(a) 17,756 1,255,349
24,493,716
Electrical Equipment 0 .8%
AMETEK, Inc. 7,260 1,231,151
Eaton Corp. plc 12,395 3,648,716
Emerson Electric Co. 17,679 1,858,240
GE Vernova, Inc. 8,699 3,225,763
Generac Holdings, Inc.* 2,042 233,564
Hubbell, Inc., Class B(a) 1,704 618,859
Rockwell Automation, Inc. 3,548 878,768
11,695,061
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 38,164 2,936,720
CDW Corp. 4,199 674,191
Corning, Inc. 23,863 1,059,040
Jabil, Inc. 3,541 518,969
Keysight Technologies, Inc.* 5,576 810,750
TE Connectivity plc(a) 9,424 1,379,485
Teledyne Technologies, Inc.* 1,462 681,336
Trimble, Inc.* 7,776 483,201
Zebra Technologies Corp.,
Class A* 1,630 408,022
8,951,714
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 31,570 1,117,578
Halliburton Co. 26,984 534,823
Schlumberger NV 44,311 1,473,341
3,125,742
Entertainment 1 .6%
Electronic Arts, Inc. 7,389 1,072,070
Live Nation Entertainment,
Inc.* 5,126 678,939
Netflix, Inc.* 13,487 15,263,508

Nationwide S&P 500 Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 5,240 1,222,597
TKO Group Holdings, Inc.,
Class A 2,099 341,948
Walt Disney Co. (The) 57,072 5,190,698
Warner Bros Discovery, Inc.* 70,984 615,431
24,385,191
Financial Services 4 .9%
Apollo Global Management,
Inc. 14,200 1,938,016
Berkshire Hathaway, Inc.,
Class B* 57,834 30,839,980
Corpay, Inc.* 2,145 697,919
Fidelity National Information
Services, Inc. 16,863 1,330,153
Fiserv, Inc.* 17,863 3,296,974
Global Payments, Inc. 7,805 595,600
Jack Henry & Associates, Inc. 2,225 385,882
Mastercard, Inc., Class A 25,672 14,069,796
PayPal Holdings, Inc.* 31,183 2,053,089
Visa, Inc., Class A(a) 54,324 18,768,942
73,976,351
Food Products 0 .7%
Archer-Daniels-Midland Co. 14,866 709,851
Bunge Global SA 4,197 330,388
Campbell's Co. (The) 5,805 211,650
Conagra Brands, Inc. 14,318 353,798
General Mills, Inc. 17,225 977,347
Hershey Co. (The) 4,709 787,298
Hormel Foods Corp.(a) 9,810 293,319
J M Smucker Co. (The) 3,352 389,737
Kellanova 8,284 685,667
Kraft Heinz Co. (The)(a) 27,566 802,171
Lamb Weston Holdings, Inc.(a) 4,799 253,435
McCormick & Co., Inc.
(Non-Voting) 8,090 620,179
Mondelez International, Inc.,
Class A 40,775 2,778,001
Tyson Foods, Inc., Class A 9,097 557,100
9,749,941
Gas Utilities 0 .1%
Atmos Energy Corp.(a) 5,000 803,150
Ground Transportation 0 .9%
CSX Corp. 60,885 1,709,042
JB Hunt Transport Services,
Inc. 2,532 330,629
Norfolk Southern Corp. 7,138 1,599,269
Old Dominion Freight Line, Inc. 5,955 912,782
Uber Technologies, Inc.* 65,811 5,331,349
Union Pacific Corp. 19,044 4,107,029
13,990,100
Health Care Equipment & Supplies 2 .4%
Abbott Laboratories 54,726 7,155,424
Align Technology, Inc.* 2,223 385,246
Baxter International, Inc. 15,398 479,956
Becton Dickinson & Co. 9,003 1,864,431
Boston Scientific Corp.* 46,485 4,781,912
Cooper Cos., Inc. (The)* 6,416 523,995
Dexcom, Inc.* 12,561 896,604
Edwards Lifesciences Corp.* 18,442 1,392,187
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 14,213 999,600
Hologic, Inc.* 7,298 424,744
IDEXX Laboratories, Inc.* 2,585 1,118,400
Insulet Corp.* 2,213 558,318
Intuitive Surgical, Inc.* 11,238 5,796,560
Medtronic plc 40,740 3,453,122
ResMed, Inc. 4,659 1,102,273
Solventum Corp.* 4,080 269,770
STERIS plc 3,022 679,164
Stryker Corp. 10,809 4,041,701
Zimmer Biomet Holdings, Inc. 6,192 638,086
36,561,493
Health Care Providers & Services 2 .2%
Cardinal Health, Inc. 7,462 1,054,306
Cencora, Inc. 5,433 1,590,076
Centene Corp.* 15,691 939,106
Cigna Group (The) 8,603 2,925,364
CVS Health Corp. 39,513 2,635,912
DaVita, Inc.* 1,358 192,225
Elevance Health, Inc. 7,301 3,070,655
HCA Healthcare, Inc. 5,636 1,944,871
Henry Schein, Inc.* 3,736 242,728
Humana, Inc. 3,854 1,010,673
Labcorp Holdings, Inc. 2,683 646,630
McKesson Corp. 3,951 2,816,233
Molina Healthcare, Inc.* 1,775 580,443
Quest Diagnostics, Inc. 3,558 634,107
UnitedHealth Group, Inc. 29,037 11,946,983
Universal Health Services,
Inc., Class B 1,923 340,506
32,570,818
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 5,122 372,164
Healthpeak Properties, Inc. 21,590 385,166
Ventas, Inc. 12,962 908,377
Welltower, Inc. 19,205 2,930,491
4,596,198
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 22,199 313,450
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 13,649 1,664,086
Booking Holdings, Inc. 1,040 5,303,251
Caesars Entertainment, Inc.* 6,912 187,039
Carnival Corp.*(a) 31,842 583,982
Chipotle Mexican Grill, Inc.,
Class A* 43,286 2,186,809
Darden Restaurants, Inc. 3,656 733,540
Domino's Pizza, Inc. 1,038 509,004
DoorDash, Inc., Class A* 10,694 2,062,766
Expedia Group, Inc. 3,836 601,983
Hilton Worldwide Holdings,
Inc. 7,538 1,699,668
Las Vegas Sands Corp. 11,282 413,711
Marriott International, Inc.,
Class A 7,139 1,703,223
McDonald's Corp. 22,611 7,227,606
MGM Resorts International* 7,789 245,042

66 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 224,195
Royal Caribbean Cruises Ltd. 7,858 1,688,763
Starbucks Corp. 36,008 2,882,440
Wynn Resorts Ltd. 3,041 244,223
Yum! Brands, Inc. 8,759 1,317,704
31,479,035
Household Durables 0 .3%
DR Horton, Inc. 9,051 1,143,503
Garmin Ltd. 4,942 923,512
Lennar Corp., Class A 7,282 790,898
Mohawk Industries, Inc.* 1,661 176,647
NVR, Inc.* 91 648,443
PulteGroup, Inc. 6,279 644,100
4,327,103
Household Products 1 .1%
Church & Dwight Co., Inc. 7,572 752,202
Clorox Co. (The) 4,001 569,342
Colgate-Palmolive Co. 25,841 2,382,282
Kimberly-Clark Corp. 10,431 1,374,597
Procter & Gamble Co. (The) 73,915 12,016,362
17,094,785
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 22,264 222,640
Vistra Corp. 10,576 1,370,967
1,593,607
Industrial Conglomerates 0 .4%
3M Co. 17,236 2,394,253
Honeywell International, Inc. 20,582 4,332,511
6,726,764
Industrial REITs 0 .2%
Prologis, Inc. 29,223 2,986,591
Insurance 2 .3%
Aflac, Inc. 15,716 1,708,015
Allstate Corp. (The) 8,294 1,645,447
American International Group,
Inc. 18,703 1,524,668
Aon plc, Class A 6,824 2,421,087
Arch Capital Group Ltd.(a) 12,022 1,090,155
Arthur J Gallagher & Co. 7,861 2,520,944
Assurant, Inc. 1,564 301,445
Brown & Brown, Inc. 7,491 828,505
Chubb Ltd. 11,720 3,352,858
Cincinnati Financial Corp. 5,027 699,809
Erie Indemnity Co., Class A 822 294,786
Everest Group Ltd. 1,383 496,262
Globe Life, Inc. 2,785 343,502
Hartford Insurance Group, Inc.
(The) 9,202 1,128,809
Loews Corp. 5,598 486,074
Marsh & McLennan Cos., Inc. 15,602 3,517,783
MetLife, Inc. 18,164 1,369,021
Principal Financial Group, Inc. 6,692 496,212
Progressive Corp. (The) 18,508 5,214,444
Prudential Financial, Inc. 11,027 1,132,583
Travelers Cos., Inc. (The) 7,235 1,910,980
W R Berkley Corp. 9,116 653,526
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 3,114 958,489
34,095,404
Interactive Media & Services 6 .1%
Alphabet, Inc., Class A 183,870 29,198,556
Alphabet, Inc., Class C 149,019 23,975,667
Match Group, Inc. 8,509 252,377
Meta Platforms, Inc., Class A 69,031 37,898,019
91,324,619
IT Services 1 .2%
Accenture plc, Class A 19,713 5,897,144
Akamai Technologies, Inc.* 4,603 370,910
Cognizant Technology
Solutions Corp., Class A(a) 15,442 1,136,068
EPAM Systems, Inc.* 1,874 294,049
Gartner, Inc.* 2,450 1,031,646
GoDaddy, Inc., Class A* 4,491 845,790
International Business
Machines Corp. 29,175 7,055,098
VeriSign, Inc.* 2,572 725,613
17,356,318
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 258,371
Life Sciences Tools & Services 0 .9%
Agilent Technologies, Inc. 9,003 968,723
Bio-Techne Corp. 5,266 265,143
Charles River Laboratories
International, Inc.* 1,516 179,828
Danaher Corp. 20,283 4,043,010
IQVIA Holdings, Inc.* 5,221 809,621
Mettler-Toledo International,
Inc.* 655 701,223
Revvity, Inc. 3,778 352,979
Thermo Fisher Scientific, Inc. 12,048 5,168,592
Waters Corp.*(a) 1,867 649,212
West Pharmaceutical
Services, Inc. 2,346 495,686
13,634,017
Machinery 1 .5%
Caterpillar, Inc. 15,066 4,659,462
Cummins, Inc. 4,318 1,268,801
Deere & Co. 7,989 3,703,381
Dover Corp. 4,357 743,522
Fortive Corp.(a) 10,736 748,192
IDEX Corp. 2,366 411,613
Illinois Tool Works, Inc. 8,509 2,041,394
Ingersoll Rand, Inc. 12,643 953,661
Nordson Corp. 1,649 312,601
Otis Worldwide Corp. 12,544 1,207,611
PACCAR, Inc. 16,326 1,472,768
Parker-Hannifin Corp. 4,064 2,458,964
Pentair plc 5,202 471,977
Snap-on, Inc. 1,606 503,979
Stanley Black & Decker, Inc. 5,079 304,842
Westinghouse Air Brake
Technologies Corp. 5,524 1,020,504
Xylem, Inc. 7,856 947,198
23,230,470

Nationwide S&P 500 Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Media 0 .5%
Charter Communications, Inc.,
Class A* 3,013 1,180,674
Comcast Corp., Class A 118,766 4,061,797
Fox Corp., Class A 6,613 329,261
Fox Corp., Class B 3,814 176,360
Interpublic Group of Cos., Inc.
(The) 11,077 278,254
News Corp., Class A 11,887 322,375
News Corp., Class B 3,166 99,476
Omnicom Group, Inc. 6,292 479,199
Paramount Global, Class B 20,743 243,523
7,170,919
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 45,117 1,625,565
Newmont Corp. 35,583 1,874,512
Nucor Corp. 7,292 870,446
Steel Dynamics, Inc. 4,312 559,310
4,929,833
Multi-Utilities 0 .7%
Ameren Corp. 8,587 852,174
CenterPoint Energy, Inc. 20,009 775,949
CMS Energy Corp. 9,182 676,254
Consolidated Edison, Inc. 10,850 1,223,337
Dominion Energy, Inc. 26,402 1,435,741
DTE Energy Co. 6,509 891,733
NiSource, Inc. 14,623 571,906
Public Service Enterprise
Group, Inc. 15,785 1,261,695
Sempra 20,224 1,502,036
WEC Energy Group, Inc. 9,976 1,092,572
10,283,397
Office REITs 0 .0%
†
BXP, Inc. 4,321 275,377
Oil, Gas & Consumable Fuels 2 .9%
APA Corp.(a) 12,220 189,899
Chevron Corp. 52,733 7,174,852
ConocoPhillips 40,176 3,580,485
Coterra Energy, Inc. 23,597 579,542
Devon Energy Corp. 19,376 589,224
Diamondback Energy, Inc. 5,855 772,919
EOG Resources, Inc. 17,867 1,971,266
EQT Corp. 18,970 937,877
Expand Energy Corp. 6,629 688,753
Exxon Mobil Corp. 137,217 14,494,232
Hess Corp. 8,630 1,113,701
Kinder Morgan, Inc. 60,681 1,595,910
Marathon Petroleum Corp.(a) 9,901 1,360,496
Occidental Petroleum Corp. 21,500 847,315
ONEOK, Inc. 19,438 1,597,026
Phillips 66 12,929 1,345,392
Targa Resources Corp. 7,011 1,198,180
Texas Pacific Land Corp. 607 782,344
Valero Energy Corp.(a) 9,862 1,144,880
Williams Cos., Inc. (The) 38,401 2,249,147
44,213,440
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 19,792 823,941
Southwest Airlines Co.(a) 18,326 512,395
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 10,352 712,425
2,048,761
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 7,096 425,476
Kenvue, Inc. 60,699 1,432,497
1,857,973
Pharmaceuticals 3 .4%
Bristol-Myers Squibb Co. 63,703 3,197,891
Eli Lilly & Co. 24,861 22,348,796
Johnson & Johnson 75,966 11,874,245
Merck & Co., Inc. 79,816 6,800,323
Pfizer, Inc. 178,807 4,364,679
Viatris, Inc. 37,393 314,849
Zoetis, Inc., Class A 14,054 2,198,046
51,098,829
Professional Services 0 .7%
Automatic Data Processing,
Inc. 12,791 3,844,975
Broadridge Financial
Solutions, Inc. 3,596 871,670
Dayforce, Inc.* 5,099 295,079
Equifax, Inc. 3,972 1,033,236
Jacobs Solutions, Inc. 4,061 502,752
Leidos Holdings, Inc. 4,108 604,616
Paychex, Inc. 10,165 1,495,475
Paycom Software, Inc. 1,410 319,210
Verisk Analytics, Inc., Class A 4,410 1,307,256
10,274,269
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 9,226 1,127,233
CoStar Group, Inc.* 13,001 964,284
2,091,517
Residential REITs 0 .3%
AvalonBay Communities, Inc. 4,555 956,459
Camden Property Trust 3,299 375,426
Equity Residential 10,892 765,272
Essex Property Trust, Inc. 2,056 573,933
Invitation Homes, Inc. 18,206 622,463
Mid-America Apartment
Communities, Inc. 3,623 578,412
UDR, Inc. 9,581 401,252
4,273,217
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,215 208,254
Kimco Realty Corp. 20,938 418,341
Realty Income Corp. 27,997 1,619,907
Regency Centers Corp. 5,396 389,483
Simon Property Group, Inc. 9,571 1,506,284
4,142,269
Semiconductors & Semiconductor Equipment 10 .0%
Advanced Micro Devices, Inc.* 51,014 4,966,213
Analog Devices, Inc. 15,565 3,033,930
Applied Materials, Inc. 25,618 3,860,889
Broadcom, Inc. 147,367 28,363,727
Enphase Energy, Inc.* 4,611 205,604
First Solar, Inc.* 3,381 425,397
Intel Corp. 136,693 2,747,529

68 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 4,181 2,937,947
Lam Research Corp. 40,264 2,885,721
Microchip Technology, Inc. 16,649 767,186
Micron Technology, Inc. 34,759 2,674,705
Monolithic Power Systems,
Inc.(a) 1,543 915,153
NVIDIA Corp. 771,981 84,084,171
NXP Semiconductors NV 8,119 1,496,413
ON Semiconductor Corp.* 13,283 527,335
QUALCOMM, Inc. 35,001 5,196,248
Skyworks Solutions, Inc. 5,237 336,634
Teradyne, Inc. 5,198 385,744
Texas Instruments, Inc. 28,694 4,592,475
150,403,021
Software 10 .4%
Adobe, Inc.* 13,722 5,145,476
ANSYS, Inc.* 2,788 897,401
Autodesk, Inc.* 6,730 1,845,702
Cadence Design Systems,
Inc.* 8,738 2,601,652
Crowdstrike Holdings, Inc.,
Class A* 7,764 3,329,747
Fair Isaac Corp.* 779 1,549,961
Fortinet, Inc.* 20,194 2,095,329
Gen Digital, Inc. 17,683 457,459
Intuit, Inc. 8,844 5,549,345
Microsoft Corp. 234,336 92,623,647
Oracle Corp. 51,137 7,195,999
Palantir Technologies, Inc.,
Class A* 64,215 7,605,625
Palo Alto Networks, Inc.*(a) 20,636 3,857,487
PTC, Inc.* 3,796 588,266
Roper Technologies, Inc. 3,357 1,880,189
Salesforce, Inc. 30,164 8,105,368
ServiceNow, Inc.* 6,488 6,196,105
Synopsys, Inc.* 4,885 2,242,264
Tyler Technologies, Inc.* 1,342 729,109
Workday, Inc., Class A* 6,766 1,657,670
156,153,801
Specialized REITs 1 .0%
American Tower Corp. 14,615 3,294,367
Crown Castle, Inc. 13,797 1,459,171
Digital Realty Trust, Inc. 9,885 1,586,938
Equinix, Inc. 3,059 2,633,034
Extra Space Storage, Inc. 6,559 961,025
Iron Mountain, Inc. 9,216 826,399
Public Storage 4,928 1,480,519
SBA Communications Corp.,
Class A 3,459 841,920
VICI Properties, Inc., Class A 33,744 1,080,483
Weyerhaeuser Co. 23,048 597,174
14,761,030
Specialty Retail 1 .9%
AutoZone, Inc.* 531 1,997,941
Best Buy Co., Inc. 6,181 412,211
CarMax, Inc.* 4,772 308,605
Home Depot, Inc. (The) 31,341 11,298,117
Lowe's Cos., Inc. 17,799 3,979,144
O'Reilly Automotive, Inc.* 1,798 2,544,530
Ross Stores, Inc. 10,286 1,429,754
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 35,667 4,589,629
Tractor Supply Co. 16,746 847,682
Ulta Beauty, Inc.* 1,528 604,538
Williams-Sonoma, Inc. 3,880 599,344
28,611,495
Technology Hardware, Storage & Peripherals 7 .0%
Apple, Inc. 473,530 100,625,125
Dell Technologies, Inc., Class
C 9,120 836,851
Hewlett Packard Enterprise
Co. 42,204 684,549
HP, Inc. 29,421 752,295
NetApp, Inc. 6,510 584,272
Seagate Technology Holdings
plc 6,985 635,844
Super Micro Computer, Inc.*(a) 15,537 495,009
Western Digital Corp.*(a) 10,746 471,320
105,085,265
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.*(a) 4,887 541,626
Lululemon Athletica, Inc.* 3,548 960,692
NIKE, Inc., Class B 37,208 2,098,531
Ralph Lauren Corp., Class A 1,213 272,865
Tapestry, Inc. 6,511 460,002
4,333,716
Tobacco 0 .8%
Altria Group, Inc. 53,071 3,139,150
Philip Morris International, Inc. 49,059 8,406,750
11,545,900
Trading Companies & Distributors 0 .3%
Fastenal Co. 18,025 1,459,484
United Rentals, Inc. 2,043 1,290,053
WW Grainger, Inc. 1,378 1,411,499
4,161,036
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,033 886,911
Wireless Telecommunication Services 0 .3%
T-Mobile US, Inc. 15,116 3,732,896
Total Common Stocks
(cost $626,932,009) 1,487,837,857
Repurchase Agreements 0 .7%
Principal
Amount ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $4,807,328,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$4,903,474.(b)(c) 4,806,747 4,806,747

Nationwide S&P 500 Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 69
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $5,000,607,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $9,806,747) 9,806,747
Total Investments
(cost $636,738,756) — 99.7% 1,497,644,604
Other assets in excess of liabilities — 0.3% 4,637,910
NET ASSETS — 100.0%
$ 1,502,282,514
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $29,242,824, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $9,806,747 and by $19,944,440 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $29,751,187.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $9,806,747.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 56 6/2025 USD 15,643,600 110,237
Net contracts 110,237
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,283 11,523
Total Closed End Fund
(cost  $33,150) 11,523
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 1 .6%
AAR Corp.* 3,003 160,540
AeroVironment, Inc.* 2,398 363,345
AerSale Corp.* 2,815 19,621
Archer Aviation, Inc., Class
A*(a) 27,713 230,849
Astronics Corp.*(a) 2,617 59,380
Byrna Technologies, Inc.*(a) 1,601 35,846
Cadre Holdings, Inc.(a) 2,163 63,051
Ducommun, Inc.* 1,143 65,517
Eve Holding, Inc.*(a) 4,262 15,173
Intuitive Machines, Inc.*(a) 3,600 29,520
Kratos Defense & Security
Solutions, Inc.*(a) 12,660 427,718
Leonardo DRS, Inc. 6,365 235,250
Mercury Systems, Inc.*(a) 4,514 225,700
Moog, Inc., Class A 2,394 400,397
National Presto Industries, Inc. 469 39,560
Park Aerospace Corp. 1,559 20,376
Redwire Corp.*(a) 2,049 22,088
Rocket Lab USA, Inc.*(a) 30,390 662,198
Triumph Group, Inc.* 6,174 156,820
V2X, Inc.* 1,427 71,008
Virgin Galactic Holdings,
Inc.*(a) 2,618 7,566
VirTra, Inc.* 1,226 5,738
3,317,261
Air Freight & Logistics 0 .1%
Forward Air Corp.*(a) 2,272 33,444
Hub Group, Inc., Class A 5,238 165,468
Radiant Logistics, Inc.* 3,719 21,756
220,668
Automobile Components 1 .1%
Adient plc* 6,873 86,943
American Axle &
Manufacturing Holdings,
Inc.*(a) 10,514 40,164
Cooper-Standard Holdings,
Inc.*(a) 1,496 21,946
Dana, Inc. 11,247 154,534
Dorman Products, Inc.* 2,199 249,147
Fox Factory Holding Corp.* 3,525 71,593
Gentherm, Inc.* 2,729 70,981
Goodyear Tire & Rubber Co.
(The)*(a) 24,338 264,797
Holley, Inc.*(a) 4,418 9,499
LCI Industries 2,160 166,493
Luminar Technologies, Inc.,
Class A*(a) 2,049 8,012
Modine Manufacturing Co.* 4,432 361,829
Patrick Industries, Inc. 2,842 218,777
Phinia, Inc. 3,629 145,704
Common Stocks
Shares Value ($)
Automobile Components
Solid Power, Inc.*(a) 13,746 14,983
Standard Motor Products, Inc. 1,843 49,945
Stoneridge, Inc.*(a) 2,448 9,449
Visteon Corp.* 2,361 186,968
XPEL, Inc. Reg. S* 2,147 61,490
2,193,254
Automobiles 0 .0%
†
Livewire Group, Inc.*(a) 1,723 3,084
Winnebago Industries, Inc. 2,483 79,009
82,093
Banks 10 .6%
1st Source Corp. 1,585 95,021
ACNB Corp. 702 29,421
Amalgamated Financial Corp. 1,507 42,437
Amerant Bancorp, Inc., Class
A 3,082 51,901
Ameris Bancorp 5,598 328,043
Ames National Corp.(a) 815 14,148
Arrow Financial Corp. 1,331 32,649
Associated Banc-Corp. 14,103 311,112
Atlantic Union Bankshares
Corp. 11,336 314,007
Axos Financial, Inc.* 4,697 298,166
Banc of California, Inc. 11,742 158,282
BancFirst Corp. 1,724 203,122
Bancorp, Inc. (The)* 3,949 190,776
Bank First Corp.(a) 835 91,165
Bank of Hawaii Corp.(a) 3,410 225,435
Bank of Marin Bancorp 1,276 26,183
Bank of NT Butterfield & Son
Ltd. (The) 3,751 150,715
Bank7 Corp. 353 12,849
BankUnited, Inc. 6,556 214,447
Bankwell Financial Group, Inc. 498 16,887
Banner Corp. 2,948 180,241
Bar Harbor Bankshares 1,296 38,413
BayCom Corp. 972 25,282
BCB Bancorp, Inc.(a) 973 7,998
Berkshire Hills Bancorp, Inc. 3,916 97,234
Blue Foundry Bancorp* 1,650 15,411
Bridgewater Bancshares, Inc.* 1,547 23,808
Brookline Bancorp, Inc. 7,431 77,580
Burke & Herbert Financial
Services Corp. 1,205 67,372
Business First Bancshares,
Inc. 2,055 47,368
Byline Bancorp, Inc. 2,657 67,860
Cadence Bank 15,354 449,258
California BanCorp* 2,163 30,217
Camden National Corp. 1,399 53,889
Capital Bancorp, Inc. 850 26,851
Capital City Bank Group, Inc. 1,220 44,579
Capitol Federal Financial, Inc. 11,176 63,368
Carter Bankshares, Inc.* 2,015 30,850
Cathay General Bancorp(a) 5,951 248,097
Central Pacific Financial Corp. 2,361 60,654
Chemung Financial Corp.(a) 331 14,677
ChoiceOne Financial Services,
Inc. 661 18,792
Citizens & Northern Corp. 1,303 25,083

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Banks
Citizens Financial Services,
Inc.(a) 360 19,595
City Holding Co.(a) 1,291 149,588
Civista Bancshares, Inc. 1,468 33,045
CNB Financial Corp. 1,946 42,715
Coastal Financial Corp.* 1,107 90,940
Colony Bankcorp, Inc. 1,315 20,409
Columbia Financial, Inc.*(a) 2,245 30,240
Community Financial System,
Inc. 4,383 239,268
Community Trust Bancorp, Inc. 1,373 67,222
Community West Bancshares 1,284 22,470
ConnectOne Bancorp, Inc. 3,020 68,041
Customers Bancorp, Inc.* 2,598 129,900
CVB Financial Corp.(a) 11,578 214,656
Dime Community Bancshares,
Inc. 3,422 87,911
Eagle Bancorp, Inc. 2,522 45,270
Eastern Bankshares, Inc. 16,761 250,074
Enterprise Bancorp, Inc. 811 30,169
Enterprise Financial Services
Corp. 3,171 164,955
Equity Bancshares, Inc., Class
A 1,395 53,694
Esquire Financial Holdings,
Inc. 597 49,503
ESSA Bancorp, Inc. 499 9,231
Farmers & Merchants
Bancorp, Inc. 1,241 32,477
Farmers National Banc Corp. 3,247 42,341
FB Financial Corp. 3,053 129,936
Fidelity D&D Bancorp, Inc. 441 17,852
Financial Institutions, Inc. 1,605 40,751
First Bancorp 17,700 421,414
First Bancorp, Inc. (The) 1,016 24,821
First Bank 1,741 25,036
First Busey Corp. 7,020 145,946
First Business Financial
Services, Inc. 696 33,505
First Commonwealth Financial
Corp. 8,117 124,352
First Community Bankshares,
Inc. 1,444 54,410
First Financial Bancorp 7,751 179,436
First Financial Bankshares,
Inc. 11,139 373,268
First Financial Corp. 943 46,584
First Foundation, Inc.(a) 5,542 27,821
First Internet Bancorp 778 16,540
First Interstate BancSystem,
Inc., Class A 6,824 178,755
First Merchants Corp. 5,107 182,013
First Mid Bancshares, Inc. 1,845 61,678
First of Long Island Corp.
(The) 1,687 19,434
First Western Financial, Inc.* 497 10,482
Five Star Bancorp 1,376 38,088
Flagstar Financial, Inc.(a) 21,982 257,409
Flushing Financial Corp. 2,601 31,134
FS Bancorp, Inc. 627 24,516
Fulton Financial Corp. 15,350 256,038
Common Stocks
Shares Value ($)
Banks
FVCBankcorp, Inc.*(a) 1,611 18,398
German American Bancorp,
Inc.(a) 2,426 91,970
Glacier Bancorp, Inc. 9,750 397,410
Great Southern Bancorp, Inc. 783 43,065
Greene County Bancorp, Inc. 583 12,972
Guaranty Bancshares, Inc.(a) 634 25,018
Hancock Whitney Corp. 7,512 391,300
Hanmi Financial Corp. 2,619 59,896
HarborOne Bancorp, Inc. 3,418 38,692
HBT Financial, Inc. 1,117 25,886
Heritage Commerce Corp. 4,949 44,739
Heritage Financial Corp. 2,981 68,026
Hilltop Holdings, Inc. 3,865 114,133
Hingham Institution for
Savings(a) 139 34,689
Home Bancorp, Inc. 584 29,399
Home BancShares, Inc. 15,834 439,393
HomeStreet, Inc.* 1,670 18,971
HomeTrust Bancshares, Inc. 1,349 46,055
Hope Bancorp, Inc. 10,499 104,675
Horizon Bancorp, Inc. 3,584 52,613
Independent Bank Corp. 5,279 263,179
International Bancshares Corp. 4,691 286,339
Investar Holding Corp. 920 17,600
John Marshall Bancorp, Inc.(a) 1,161 19,958
Kearny Financial Corp. 4,981 31,181
Lakeland Financial Corp. 2,033 113,177
LCNB Corp.(a) 1,001 15,035
LINKBANCORP, Inc.(a) 1,888 13,254
Live Oak Bancshares, Inc. 3,009 78,655
Mercantile Bank Corp. 1,338 56,611
Metrocity Bankshares, Inc. 1,755 48,385
Metropolitan Bank Holding
Corp.*(a) 935 57,905
Mid Penn Bancorp, Inc. 1,338 38,869
Middlefield Banc Corp. 500 12,965
Midland States Bancorp, Inc. 1,730 28,164
MidWestOne Financial Group,
Inc. 1,433 39,751
MVB Financial Corp. 976 16,651
National Bank Holdings Corp.,
Class A 3,128 113,108
National Bankshares, Inc. 547 14,096
NB Bancorp, Inc.* 3,219 55,206
NBT Bancorp, Inc. 3,906 165,380
Nicolet Bankshares, Inc. 1,165 136,084
Northeast Bank 575 47,621
Northeast Community
Bancorp, Inc. 1,005 22,874
Northfield Bancorp, Inc. 3,377 35,627
Northrim Bancorp, Inc. 441 35,408
Northwest Bancshares, Inc. 11,140 137,579
Norwood Financial Corp.(a) 698 17,457
Oak Valley Bancorp 637 16,689
OceanFirst Financial Corp. 4,998 82,767
OFG Bancorp 3,914 154,016
Old National Bancorp(a) 27,068 557,330
Old Second Bancorp, Inc. 3,721 58,755
Orange County Bancorp, Inc. 966 22,923
Origin Bancorp, Inc.(a) 2,498 80,036

72 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Orrstown Financial Services,
Inc. 1,607 48,162
Pacific Premier Bancorp, Inc. 8,169 166,157
Park National Corp. 1,252 187,925
Parke Bancorp, Inc. 1,095 20,641
Pathward Financial, Inc. 2,160 171,439
PCB Bancorp 1,142 22,395
Peapack-Gladstone Financial
Corp. 1,466 40,579
Peoples Bancorp of North
Carolina, Inc. 438 12,098
Peoples Bancorp, Inc. 3,004 87,146
Peoples Financial Services
Corp. 843 36,434
Pioneer Bancorp, Inc.* 658 7,383
Plumas Bancorp 518 22,839
Ponce Financial Group, Inc.* 1,452 18,687
Preferred Bank(a) 816 65,166
Primis Financial Corp. 1,688 13,909
Princeton Bancorp, Inc. 481 14,661
Provident Bancorp, Inc.* 1,076 11,944
Provident Financial Services,
Inc. 10,814 177,025
QCR Holdings, Inc. 1,427 92,684
RBB Bancorp 1,287 20,051
Red River Bancshares, Inc. 432 22,766
Renasant Corp. 8,036 257,714
Republic Bancorp, Inc., Class
A 725 49,191
S&T Bancorp, Inc.(a) 3,300 120,252
Seacoast Banking Corp. of
Florida 7,062 167,440
ServisFirst Bancshares, Inc. 4,340 309,095
Shore Bancshares, Inc. 2,830 39,139
Sierra Bancorp 1,149 30,403
Simmons First National Corp.,
Class A 10,921 203,786
SmartFinancial, Inc. 1,292 39,303
South Plains Financial, Inc. 1,038 34,991
Southern First Bancshares,
Inc.* 712 25,283
Southern Missouri Bancorp,
Inc. 837 44,068
Southern States Bancshares,
Inc. 710 23,721
Southside Bancshares, Inc. 2,523 71,123
SouthState Corp. 8,427 731,295
Stellar Bancorp, Inc. 4,356 108,726
Sterling Bancorp, Inc.*∞(a) 1,601 0
Stock Yards Bancorp, Inc.(a) 2,230 162,322
Texas Capital Bancshares,
Inc.* 4,007 273,077
Third Coast Bancshares, Inc.* 1,009 30,068
Timberland Bancorp, Inc.(a) 714 21,948
Tompkins Financial Corp. 1,101 65,620
Towne Bank 6,160 202,972
TriCo Bancshares 2,794 107,792
Triumph Financial, Inc.* 1,948 104,062
TrustCo Bank Corp. 1,701 51,795
Trustmark Corp. 5,040 169,092
UMB Financial Corp. 5,910 558,909
Common Stocks
Shares Value ($)
Banks
United Bankshares, Inc. 11,476 393,512
United Community Banks, Inc. 10,259 283,251
Unity Bancorp, Inc. 573 23,722
Univest Financial Corp.(a) 2,494 73,673
USCB Financial Holdings, Inc.
(a) 771 13,076
Valley National Bancorp 40,706 350,072
Veritex Holdings, Inc. 4,372 101,780
Virginia National Bankshares
Corp. 447 16,441
WaFd, Inc. 6,516 185,901
Washington Trust Bancorp,
Inc. 1,416 39,082
WesBanco, Inc. 7,424 221,087
West Bancorp, Inc. 1,268 24,606
Westamerica Bancorp 2,158 104,512
WSFS Financial Corp.(a) 5,118 263,833
21,442,342
Beverages 0 .4%
MGP Ingredients, Inc. 1,315 38,753
National Beverage Corp. 1,933 85,825
Primo Brands Corp., Class A 17,281 564,570
Vita Coco Co., Inc. (The)* 3,396 112,238
801,386
Biotechnology 8 .6%
2seventy bio, Inc.* 4,753 23,717
4D Molecular Therapeutics,
Inc.* 4,604 15,515
89bio, Inc.* 9,438 75,693
Absci Corp.*(a) 7,439 22,838
ACADIA Pharmaceuticals,
Inc.* 10,129 147,883
ACELYRIN, Inc.* 7,362 18,184
Achieve Life Sciences, Inc.*(a) 3,427 8,910
Acrivon Therapeutics, Inc.* 1,181 1,653
Actinium Pharmaceuticals,
Inc.*(a) 5,318 8,083
Acumen Pharmaceuticals,
Inc.* 3,870 4,373
ADC Therapeutics SA*(a) 6,467 9,248
ADMA Biologics, Inc.* 19,738 469,764
Adverum Biotechnologies,
Inc.*(a) 1,922 6,266
Aerovate Therapeutics, Inc.(a) 73 690
Agenus, Inc.*(a) 3,658 10,572
Agios Pharmaceuticals,
Inc.*(a) 4,961 147,292
Akebia Therapeutics, Inc.* 18,066 43,539
Akero Therapeutics, Inc.* 6,394 291,630
Aldeyra Therapeutics, Inc.* 4,407 11,679
Alector, Inc.* 7,991 9,589
Alkermes plc* 13,845 398,321
Allogene Therapeutics, Inc.*(a) 10,267 17,249
Altimmune, Inc.* 6,512 34,188
Amicus Therapeutics, Inc.* 25,310 194,381
AnaptysBio, Inc.*(a) 1,750 38,885
Anavex Life Sciences
Corp.*(a) 6,341 60,239
Anika Therapeutics, Inc.* 974 14,152
Annexon, Inc.* 7,633 14,197
Apogee Therapeutics, Inc.* 3,206 125,836

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Biotechnology
Applied Therapeutics, Inc.* 12,154 4,973
Arbutus Biopharma Corp.* 13,026 46,242
Arcellx, Inc.* 3,732 242,393
Arcturus Therapeutics
Holdings, Inc.*(a) 1,734 22,213
Arcus Biosciences, Inc.*(a) 4,875 42,656
Arcutis Biotherapeutics,
Inc.*(a) 9,262 138,096
Ardelyx, Inc.* 20,093 110,612
ArriVent Biopharma, Inc.*(a) 2,468 52,470
Arrowhead Pharmaceuticals,
Inc.*(a) 10,480 145,567
ARS Pharmaceuticals, Inc.*(a) 4,035 56,369
Artiva Biotherapeutics, Inc.*(a) 1,302 3,112
Astria Therapeutics, Inc.* 4,320 22,291
Atossa Therapeutics, Inc.*(a) 11,688 10,495
Aura Biosciences, Inc.*(a) 4,209 24,538
Aurinia Pharmaceuticals, Inc.* 11,791 97,158
Avidity Biosciences, Inc.*(a) 9,775 319,154
Avita Medical, Inc.*(a) 2,379 23,053
Beam Therapeutics, Inc.*(a) 7,792 155,295
Bicara Therapeutics, Inc.*(a) 1,610 23,136
BioCryst Pharmaceuticals,
Inc.* 17,332 153,388
Biohaven Ltd.* 7,476 165,369
Biomea Fusion, Inc.* 2,501 5,252
Black Diamond Therapeutics,
Inc.* 3,967 6,744
Bluebird Bio, Inc.* 809 3,301
Blueprint Medicines Corp.*(a) 5,416 484,732
Bridgebio Pharma, Inc.* 12,008 460,627
C4 Therapeutics, Inc.*(a) 5,461 8,956
Cabaletta Bio, Inc.* 4,112 5,428
CAMP4 Therapeutics
Corp.*(a) 1,263 2,236
Candel Therapeutics, Inc.*(a) 1,866 9,162
Capricor Therapeutics, Inc.*(a) 3,173 40,297
Cardiff Oncology, Inc.*(a) 5,330 14,604
CareDx, Inc.* 4,243 71,622
Cargo Therapeutics, Inc.* 3,066 14,012
Caribou Biosciences, Inc.* 6,896 5,868
Cartesian Therapeutics,
Inc.*(a) 660 7,920
Catalyst Pharmaceuticals,
Inc.* 9,774 237,410
Celcuity, Inc.*(a) 2,744 30,568
Celldex Therapeutics, Inc.*(a) 5,661 117,919
CervoMed, Inc.* 500 4,530
CG oncology, Inc.* 4,546 122,469
Cibus, Inc., Class A*(a) 2,752 5,917
Climb Bio, Inc.*(a) 2,493 3,341
Cogent Biosciences, Inc.*(a) 7,653 39,872
Coherus Biosciences, Inc.*(a) 9,257 9,535
Compass Therapeutics, Inc.* 8,635 16,061
Corbus Pharmaceuticals
Holdings, Inc.*(a) 940 7,022
Crinetics Pharmaceuticals,
Inc.*(a) 7,827 261,344
Cullinan Therapeutics, Inc.* 4,634 38,370
Cytokinetics, Inc.* 9,806 420,089
Day One Biopharmaceuticals,
Inc.* 4,247 33,042
Common Stocks
Shares Value ($)
Biotechnology
Denali Therapeutics, Inc.*(a) 10,382 172,860
Design Therapeutics, Inc.*(a) 2,040 9,914
Dianthus Therapeutics, Inc.* 2,200 48,070
Disc Medicine, Inc.*(a) 1,946 96,171
Dynavax Technologies Corp.* 11,406 134,020
Dyne Therapeutics, Inc.*(a) 7,162 84,440
Editas Medicine, Inc.*(a) 7,650 12,622
Enanta Pharmaceuticals, Inc.* 2,036 12,399
Entrada Therapeutics, Inc.*(a) 2,081 19,000
Erasca, Inc.*(a) 15,422 22,516
Fate Therapeutics, Inc.* 9,564 12,242
Fennec Pharmaceuticals,
Inc.*(a) 1,717 10,371
Fibrobiologics, Inc.*(a) 2,315 2,593
Foghorn Therapeutics, Inc.* 1,979 8,312
Geron Corp.* 51,181 72,165
Greenwich Lifesciences,
Inc.*(a) 536 5,414
Gyre Therapeutics, Inc.*(a) 676 6,598
Halozyme Therapeutics, Inc.* 10,718 658,300
Heron Therapeutics, Inc.* 10,318 24,970
HilleVax, Inc.*(a) 2,998 5,816
Humacyte, Inc.* 7,972 11,559
Ideaya Biosciences, Inc.*(a) 7,290 146,748
IGM Biosciences, Inc.* 1,356 1,878
ImmunityBio, Inc.*(a) 13,126 32,946
Immunome, Inc.*(a) 5,852 51,439
Immunovant, Inc.*(a) 5,109 82,510
Inhibrx Biosciences, Inc.*(a) 795 9,802
Inmune Bio, Inc.*(a) 1,145 9,000
Inovio Pharmaceuticals,
Inc.*(a) 3,014 5,847
Inozyme Pharma, Inc.* 6,500 7,475
Insmed, Inc.* 14,789 1,064,808
Intellia Therapeutics, Inc.*(a) 8,929 79,200
Invivyd, Inc.*(a) 7,277 4,586
Iovance Biotherapeutics,
Inc.*(a) 23,849 85,618
Ironwood Pharmaceuticals,
Inc., Class A* 12,031 11,217
iTeos Therapeutics, Inc.* 2,365 17,146
Janux Therapeutics, Inc.*(a) 2,677 88,876
Jasper Therapeutics, Inc.* 1,212 6,654
KalVista Pharmaceuticals,
Inc.* 3,200 44,064
Keros Therapeutics, Inc.*(a) 2,596 37,486
Kiniksa Pharmaceuticals
International plc, Class A* 3,189 86,007
Kodiak Sciences, Inc.*(a) 3,213 14,009
Korro Bio, Inc.*(a) 565 10,029
Krystal Biotech, Inc.*(a) 2,108 358,107
Kura Oncology, Inc.* 6,250 41,000
Kymera Therapeutics, Inc.*(a) 4,098 140,438
Kyverna Therapeutics, Inc.*(a) 2,583 5,967
Larimar Therapeutics, Inc.*(a) 3,885 10,295
Lexeo Therapeutics, Inc.*(a) 2,138 8,402
Lexicon Pharmaceuticals,
Inc.*(a) 17,604 12,865
Lineage Cell Therapeutics,
Inc.*(a) 13,138 6,556
Lyell Immunopharma, Inc.*(a) 15,810 7,513
MacroGenics, Inc.* 5,499 9,541

74 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.* 1,546 516,225
MannKind Corp.* 23,308 117,472
MeiraGTx Holdings plc* 4,144 29,381
Mersana Therapeutics, Inc.* 13,491 5,840
Metagenomi, Inc.*(a) 3,658 6,328
Metsera, Inc.*(a) 1,276 30,764
MiMedx Group, Inc.* 10,346 71,180
Mineralys Therapeutics, Inc.* 2,646 37,600
Mirum Pharmaceuticals,
Inc.*(a) 3,420 148,599
Monte Rosa Therapeutics,
Inc.*(a) 3,951 19,399
Myriad Genetics, Inc.* 7,814 57,902
Neurogene, Inc.*(a) 949 14,235
Nkarta, Inc.* 4,901 10,390
Novavax, Inc.*(a) 13,050 87,043
Nurix Therapeutics, Inc.*(a) 6,565 75,694
Nuvalent, Inc., Class A*(a) 2,983 228,945
Ocugen, Inc.*(a) 23,694 17,704
Olema Pharmaceuticals, Inc.* 3,686 19,020
Organogenesis Holdings, Inc.,
Class A* 6,549 32,156
ORIC Pharmaceuticals, Inc.* 5,685 32,461
Outlook Therapeutics, Inc.*(a) 1,850 2,905
PepGen, Inc.*(a) 2,903 4,558
Perspective Therapeutics,
Inc.* 4,866 11,922
Praxis Precision Medicines,
Inc.* 1,500 56,460
Precigen, Inc.*(a) 13,044 20,349
Prelude Therapeutics, Inc.* 1,278 1,227
Prime Medicine, Inc.*(a) 5,272 9,121
ProKidney Corp., Class A*(a) 10,083 8,930
Protagonist Therapeutics, Inc.* 5,146 235,790
Prothena Corp. plc* 3,480 32,016
PTC Therapeutics, Inc.* 6,501 324,010
Puma Biotechnology, Inc.*(a) 3,854 12,256
Pyxis Oncology, Inc.*(a) 5,970 6,567
Q32 Bio, Inc.* 567 907
RAPT Therapeutics, Inc.* 5,806 5,381
Recursion Pharmaceuticals,
Inc., Class A*(a) 21,421 119,743
REGENXBIO, Inc.*(a) 4,260 40,939
Regulus Therapeutics, Inc.* 5,696 45,454
Relay Therapeutics, Inc.* 10,702 35,638
Renovaro, Inc.*(a) 9,632 3,465
Replimune Group, Inc.* 5,945 58,142
Revolution Medicines, Inc.*(a) 14,582 588,821
Rhythm Pharmaceuticals, Inc.* 4,617 300,982
Rigel Pharmaceuticals, Inc.* 1,513 29,594
Rocket Pharmaceuticals, Inc.* 6,333 48,321
Sage Therapeutics, Inc.* 4,690 34,190
Sana Biotechnology, Inc.*(a) 12,252 23,279
Savara, Inc.*(a) 9,216 29,491
Scholar Rock Holding
Corp.*(a) 6,944 228,527
Sera Prognostics, Inc., Class
A*(a) 2,518 7,403
Shattuck Labs, Inc.*(a) 3,658 3,618
Skye Bioscience, Inc.* 2,764 6,026
Soleno Therapeutics, Inc.* 2,221 166,264
Common Stocks
Shares Value ($)
Biotechnology
Solid Biosciences, Inc.* 1,532 5,071
SpringWorks Therapeutics,
Inc.* 5,914 273,818
Spyre Therapeutics, Inc.* 3,332 50,746
Stoke Therapeutics, Inc.* 3,294 32,149
Summit Therapeutics, Inc.*(a) 7,791 187,919
Sutro Biopharma, Inc.* 7,571 7,950
Syndax Pharmaceuticals, Inc.* 7,150 101,172
Tango Therapeutics, Inc.*(a) 4,759 6,710
Taysha Gene Therapies,
Inc.*(a) 14,753 28,621
Tenaya Therapeutics, Inc.* 4,174 1,983
TG Therapeutics, Inc.* 11,948 543,753
Tourmaline Bio, Inc.* 2,125 36,571
Travere Therapeutics, Inc.* 7,206 149,957
TScan Therapeutics, Inc.* 3,532 5,669
Twist Bioscience Corp.* 5,074 194,436
Tyra Biosciences, Inc.* 1,877 19,333
Upstream Bio, Inc.*(a) 1,448 13,408
UroGen Pharma Ltd.*(a) 3,161 36,794
Vanda Pharmaceuticals, Inc.* 4,561 20,570
Vaxcyte, Inc.*(a) 10,702 383,560
Vera Therapeutics, Inc., Class
A* 3,874 90,535
Veracyte, Inc.* 6,722 205,021
Verastem, Inc.* 3,492 26,155
Vericel Corp.* 4,275 162,535
Verve Therapeutics, Inc.* 5,537 31,395
Vir Biotechnology, Inc.* 7,397 45,270
Viridian Therapeutics, Inc.*(a) 6,337 85,866
Voyager Therapeutics, Inc.* 3,762 13,393
Werewolf Therapeutics, Inc.* 2,864 2,584
X4 Pharmaceuticals, Inc.*(a) 716 3,086
XBiotech, Inc.*(a) 1,682 5,113
Xencor, Inc.* 5,838 64,335
XOMA Royalty Corp.* 692 16,636
Y-mAbs Therapeutics, Inc.* 3,311 14,072
Zenas Biopharma, Inc.* 1,221 14,139
Zentalis Pharmaceuticals, Inc.* 4,958 7,040
Zura Bio Ltd., Class A* 4,107 6,325
Zymeworks, Inc.* 4,616 60,054
17,514,155
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 2,238 5,528
Groupon, Inc., Class A* 2,127 38,733
Savers Value Village, Inc.*(a) 1,565 15,008
59,269
Building Products 1 .4%
American Woodmark Corp.* 1,280 75,520
Apogee Enterprises, Inc. 1,902 75,452
AZZ, Inc. 2,555 221,672
Caesarstone Ltd.*(a) 1,813 4,696
CSW Industrials, Inc.(a) 1,435 448,409
Gibraltar Industries, Inc.* 2,653 140,476
Griffon Corp. 3,386 230,621
Insteel Industries, Inc.(a) 1,505 51,035
Janus International Group,
Inc.*(a) 12,080 83,110
JELD-WEN Holding, Inc.*(a) 7,362 40,638
Masterbrand, Inc.* 10,942 132,945

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Building Products
Quanex Building Products
Corp.(a) 3,847 63,245
Resideo Technologies, Inc.* 12,476 209,347
Tecnoglass, Inc.(a) 1,975 140,758
UFP Industries, Inc. 5,088 502,949
Zurn Elkay Water Solutions
Corp.(a) 12,297 417,606
2,838,479
Capital Markets 1 .8%
Acadian Asset Management,
Inc. 2,356 63,471
AlTi Global, Inc.*(a) 3,349 11,487
Artisan Partners Asset
Management, Inc., Class A 5,453 201,652
B. Riley Financial, Inc.(a) 1,757 5,148
BGC Group, Inc., Class A 30,476 276,113
Cohen & Steers, Inc. 2,375 181,260
Diamond Hill Investment
Group, Inc. 247 31,117
DigitalBridge Group, Inc. 13,979 117,424
Donnelley Financial Solutions,
Inc.* 2,401 115,728
Forge Global Holdings, Inc.*(a) 693 10,042
GCM Grosvenor, Inc., Class A 4,036 50,611
Hamilton Lane, Inc., Class A 3,406 526,193
MarketWise, Inc. 149 2,032
Moelis & Co., Class A 5,946 318,587
Open Lending Corp.*(a) 8,514 10,557
P10, Inc., Class A(a) 3,607 39,929
Patria Investments Ltd., Class
A 4,512 47,286
Perella Weinberg Partners,
Class A 4,603 79,034
Piper Sandler Cos. 1,476 355,893
PJT Partners, Inc., Class A(a) 2,033 288,096
Silvercrest Asset Management
Group, Inc., Class A 750 11,475
StepStone Group, Inc., Class
A 5,725 286,307
StoneX Group, Inc.*(a) 3,564 315,646
Victory Capital Holdings, Inc.,
Class A 3,603 206,416
Virtus Investment Partners,
Inc. 587 90,157
WisdomTree, Inc.(a) 11,447 99,589
3,741,250
Chemicals 1 .6%
AdvanSix, Inc. 2,176 46,610
American Vanguard Corp. 2,482 10,474
Arq, Inc.* 2,258 8,558
ASP Isotopes, Inc.*(a) 4,680 24,710
Aspen Aerogels, Inc.*(a) 5,435 29,349
Avient Corp.(a) 7,827 260,717
Balchem Corp. 2,761 432,235
Cabot Corp. 4,585 360,106
Core Molding Technologies,
Inc.* 718 11,043
Ecovyst, Inc.* 9,683 57,904
Hawkins, Inc. 1,680 204,590
HB Fuller Co. 4,758 257,122
Ingevity Corp.* 3,204 105,668
Common Stocks
Shares Value ($)
Chemicals
Innospec, Inc. 2,114 189,161
Intrepid Potash, Inc.* 920 30,397
Koppers Holdings, Inc.(a) 1,702 42,652
Kronos Worldwide, Inc.(a) 2,146 16,546
LSB Industries, Inc.*(a) 4,406 28,110
Mativ Holdings, Inc. 4,895 25,014
Minerals Technologies, Inc. 2,726 140,634
Northern Technologies
International Corp.(a) 668 4,977
Orion SA 4,911 59,129
Perimeter Solutions, Inc.* 11,564 117,143
PureCycle Technologies,
Inc.*(a) 10,302 69,127
Quaker Chemical Corp. 1,114 118,017
Rayonier Advanced Materials,
Inc.* 5,855 24,942
Sensient Technologies Corp. 3,625 340,569
Stepan Co. 1,877 94,901
Tronox Holdings plc 10,313 55,793
Valhi, Inc. 254 4,379
3,170,577
Commercial Services & Supplies 1 .9%
ABM Industries, Inc. 5,351 260,808
ACCO Brands Corp. 7,954 30,702
ACV Auctions, Inc., Class A* 12,551 184,374
BrightView Holdings, Inc.* 5,098 69,945
Brink's Co. (The) 3,805 339,558
Casella Waste Systems, Inc.,
Class A* 5,371 630,824
CECO Environmental
Corp.*(a) 2,503 59,546
Cimpress plc* 1,430 60,089
CompX International, Inc. 283 7,698
CoreCivic, Inc.* 9,387 212,522
Deluxe Corp. 3,872 56,531
Driven Brands Holdings,
Inc.*(a) 5,073 83,806
Ennis, Inc. 2,069 37,139
Enviri Corp.* 6,574 45,163
GEO Group, Inc. (The)* 11,036 345,206
Healthcare Services Group,
Inc.* 6,472 91,967
HNI Corp. 4,143 175,249
Interface, Inc., Class A 5,086 95,617
LanzaTech Global, Inc.*(a) 10,161 2,487
Liquidity Services, Inc.* 1,825 57,998
Matthews International Corp.,
Class A(a) 2,696 55,133
MillerKnoll, Inc.(a) 5,975 97,990
Montrose Environmental
Group, Inc.* 2,556 37,394
NL Industries, Inc. 865 7,422
OPENLANE, Inc.*(a) 8,961 165,868
Perma-Fix Environmental
Services, Inc.*(a) 1,143 9,373
Pitney Bowes, Inc. 12,266 106,469
Pursuit Attractions and
Hospitality, Inc.*(a) 1,748 51,199
Quad/Graphics, Inc. 3,174 15,140
Quest Resource Holding
Corp.*(a) 1,628 3,842

76 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Steelcase, Inc., Class A 8,312 82,455
UniFirst Corp. 1,300 232,011
Virco Mfg. Corp. 959 8,813
VSE Corp.(a) 1,537 176,017
3,896,355
Communications Equipment 0 .6%
ADTRAN Holdings, Inc.* 6,665 51,054
Applied Optoelectronics, Inc.* 3,552 45,430
Aviat Networks, Inc.* 956 16,787
Calix, Inc.* 5,155 210,891
Clearfield, Inc.*(a) 1,048 30,046
CommScope Holding Co.,
Inc.* 18,743 70,099
Digi International, Inc.* 3,104 84,429
Extreme Networks, Inc.* 11,088 145,918
Harmonic, Inc.* 9,268 83,227
NETGEAR, Inc.* 2,462 59,383
NetScout Systems, Inc.* 6,118 128,600
Ribbon Communications, Inc.* 7,451 23,918
Viasat, Inc.*(a) 10,543 97,734
Viavi Solutions, Inc.* 18,937 200,353
1,247,869
Construction & Engineering 1 .7%
Ameresco, Inc., Class A*(a) 2,685 28,542
Arcosa, Inc. 4,165 333,492
Argan, Inc. 1,106 169,362
Bowman Consulting Group
Ltd., Class A*(a) 1,213 26,832
Centuri Holdings, Inc.* 1,270 22,809
Concrete Pumping Holdings,
Inc.(a) 1,916 11,496
Construction Partners, Inc.,
Class A*(a) 3,988 327,574
Dycom Industries, Inc.* 2,434 407,817
Fluor Corp.* 14,717 513,476
Granite Construction, Inc.(a) 3,836 311,828
Great Lakes Dredge & Dock
Corp.* 6,040 54,904
IES Holdings, Inc.* 713 140,233
Limbach Holdings, Inc.* 891 85,304
Matrix Service Co.* 2,443 28,339
MYR Group, Inc.* 1,398 171,003
Northwest Pipe Co.* 760 32,194
Orion Group Holdings, Inc.* 2,819 18,013
Primoris Services Corp. 4,567 273,883
Southland Holdings, Inc.* 1,856 6,013
Sterling Infrastructure, Inc.* 2,555 381,794
Tutor Perini Corp.* 3,725 79,938
3,424,846
Construction Materials 0 .3%
Knife River Corp.*(a) 4,895 457,095
Smith-Midland Corp.* 404 12,116
United States Lime & Minerals,
Inc. 910 85,094
554,305
Consumer Finance 0 .9%
Atlanticus Holdings Corp.* 437 23,956
Bread Financial Holdings, Inc. 2,664 126,407
Consumer Portfolio Services,
Inc.* 373 3,443
Common Stocks
Shares Value ($)
Consumer Finance
Dave, Inc.* 637 60,400
Encore Capital Group, Inc.* 2,065 71,036
Enova International, Inc.* 2,226 204,325
FirstCash Holdings, Inc. 3,319 444,613
Green Dot Corp., Class A* 3,766 31,521
LendingClub Corp.* 9,762 95,375
LendingTree, Inc.* 830 42,820
Medallion Financial Corp. 1,885 16,588
Navient Corp.(a) 6,472 80,123
Nelnet, Inc., Class A 1,224 129,854
NerdWallet, Inc., Class A* 3,025 27,104
OppFi, Inc.(a) 1,472 13,763
PRA Group, Inc.* 3,444 63,025
PROG Holdings, Inc. 3,412 89,940
Regional Management Corp. 706 23,249
Upstart Holdings, Inc.* 6,877 328,721
World Acceptance Corp.* 322 41,577
1,917,840
Consumer Staples Distribution & Retail 1 .2%
Andersons, Inc. (The) 2,869 108,190
Chefs' Warehouse, Inc.
(The)*(a) 3,100 176,607
Guardian Pharmacy Services,
Inc., Class A*(a) 639 16,001
HF Foods Group, Inc.*(a) 3,603 13,511
Ingles Markets, Inc., Class A 1,250 77,112
Natural Grocers by Vitamin
Cottage, Inc. 867 43,489
PriceSmart, Inc. 2,156 218,812
SpartanNash Co. 2,790 55,354
Sprouts Farmers Market, Inc.* 8,647 1,478,637
United Natural Foods, Inc.* 5,182 138,411
Village Super Market, Inc.,
Class A 643 23,695
Weis Markets, Inc.(a) 1,415 121,676
2,471,495
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 13,235 49,102
Greif, Inc., Class A 2,072 108,738
Greif, Inc., Class B 419 23,284
Myers Industries, Inc. 3,210 33,705
O-I Glass, Inc.* 13,525 171,226
Ranpak Holdings Corp., Class
A*(a) 3,991 16,403
TriMas Corp.(a) 3,514 84,512
486,970
Distributors 0 .0%
†
A-Mark Precious Metals, Inc. 1,532 37,320
GigaCloud Technology, Inc.,
Class A*(a) 2,165 27,149
Weyco Group, Inc. 466 13,933
78,402
Diversified Consumer Services 1 .3%
Adtalem Global Education,
Inc.* 3,241 344,194
American Public Education,
Inc.* 1,439 33,817
Carriage Services, Inc., Class
A 1,147 45,834
Chegg, Inc.* 9,559 6,951

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Diversified Consumer Services
Coursera, Inc.* 11,660 98,177
European Wax Center, Inc.,
Class A* 2,336 7,288
Frontdoor, Inc.* 6,709 275,807
Graham Holdings Co., Class B 279 256,694
KinderCare Learning Cos.,
Inc.* 2,303 28,235
Laureate Education, Inc.* 11,028 221,332
Lincoln Educational Services
Corp.* 2,241 37,873
Mister Car Wash, Inc.*(a) 8,540 58,584
Nerdy, Inc.*(a) 6,145 9,771
OneSpaWorld Holdings Ltd.(a) 8,743 146,008
Perdoceo Education Corp. 5,644 141,777
Strategic Education, Inc. 1,924 156,960
Stride, Inc.* 3,650 519,213
Udemy, Inc.* 7,709 52,961
Universal Technical Institute,
Inc.*(a) 4,029 113,054
2,554,530
Diversified REITs 0 .7%
Alexander & Baldwin, Inc. 6,309 108,389
Alpine Income Property Trust,
Inc. 1,233 19,050
American Assets Trust, Inc. 4,200 78,666
Armada Hoffler Properties, Inc. 6,373 43,145
Broadstone Net Lease, Inc. 16,576 268,200
CTO Realty Growth, Inc. 2,572 46,990
Empire State Realty Trust,
Inc., Class A 11,903 84,749
Essential Properties Realty
Trust, Inc. 15,085 485,285
Gladstone Commercial Corp. 3,638 51,405
Global Net Lease, Inc. 17,079 128,946
One Liberty Properties, Inc. 1,527 37,259
1,352,084
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 861 25,701
AST SpaceMobile, Inc., Class
A*(a) 11,445 265,638
ATN International, Inc. 914 16,169
Bandwidth, Inc., Class A*(a) 2,273 28,231
Cogent Communications
Holdings, Inc. 3,711 201,693
Globalstar, Inc.* 4,279 82,242
IDT Corp., Class B 1,318 66,229
Liberty Latin America Ltd.,
Class A* 2,442 13,236
Liberty Latin America Ltd.,
Class C*(a) 11,703 64,366
Lumen Technologies, Inc.* 86,950 307,803
Shenandoah
Telecommunications Co. 4,155 46,287
1,117,595
Electric Utilities 0 .9%
ALLETE, Inc. 5,041 330,135
Genie Energy Ltd., Class B 1,146 16,926
Hawaiian Electric Industries,
Inc.* 15,077 158,309
MGE Energy, Inc. 3,119 282,020
Common Stocks
Shares Value ($)
Electric Utilities
Otter Tail Corp.(a) 3,583 284,419
Portland General Electric Co. 8,960 377,395
TXNM Energy, Inc. 7,797 414,800
1,864,004
Electrical Equipment 1 .2%
Allient, Inc. 1,253 26,752
American Superconductor
Corp.* 2,853 56,632
Amprius Technologies, Inc.*(a) 728 1,572
Array Technologies, Inc.* 12,725 60,826
Atkore, Inc. 2,947 188,225
Blink Charging Co.*(a) 8,602 6,298
Bloom Energy Corp., Class
A*(a) 17,210 315,287
ChargePoint Holdings, Inc.*(a) 35,723 22,248
Energy Vault Holdings, Inc.*(a) 7,389 5,528
EnerSys 3,388 293,401
Enovix Corp.*(a) 13,756 92,165
Fluence Energy, Inc.*(a) 5,282 21,603
FuelCell Energy, Inc.*(a) 1,492 6,117
GrafTech International Ltd.*(a) 21,087 13,348
Hyliion Holdings Corp.*(a) 11,060 16,701
LSI Industries, Inc. 2,476 37,363
NANO Nuclear Energy, Inc.*(a) 2,114 48,094
Net Power, Inc.*(a) 1,885 3,204
NEXTracker, Inc., Class A* 12,453 505,716
NuScale Power Corp., Class
A*(a) 7,784 128,981
Plug Power, Inc.*(a) 69,559 60,697
Powell Industries, Inc.(a) 819 149,967
Preformed Line Products Co. 208 28,573
SES AI Corp.*(a) 11,816 10,620
Shoals Technologies Group,
Inc., Class A* 14,229 51,367
SolarMax Technology, Inc.* 5,551 6,550
Stem, Inc.*(a) 15,630 8,454
Sunrun, Inc.*(a) 19,012 130,993
T1 Energy, Inc.*(a) 10,194 12,335
Thermon Group Holdings, Inc.* 2,897 75,988
TPI Composites, Inc.*(a) 6,085 5,564
Ultralife Corp.* 896 4,014
Vicor Corp.* 1,975 78,812
2,473,995
Electronic Equipment, Instruments & Components 3 .0%
908 Devices, Inc.*(a) 2,661 14,449
Advanced Energy Industries,
Inc.(a) 3,196 311,322
Aeva Technologies, Inc.*(a) 2,361 16,787
Arlo Technologies, Inc.*(a) 8,196 80,567
Badger Meter, Inc. 2,524 557,350
Bel Fuse, Inc., Class A 123 7,552
Bel Fuse, Inc., Class B(a) 901 59,259
Belden, Inc. 3,470 357,792
Benchmark Electronics, Inc. 3,145 102,307
Climb Global Solutions, Inc. 338 35,625
CTS Corp. 2,558 97,409
Daktronics, Inc.*(a) 3,549 45,037
ePlus, Inc.* 2,286 142,555
Evolv Technologies Holdings,
Inc.*(a) 11,209 49,208
Fabrinet* 3,146 645,119

78 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
FARO Technologies, Inc.* 1,520 44,703
Insight Enterprises, Inc.* 2,340 323,575
Itron, Inc.* 3,875 431,249
Kimball Electronics, Inc.* 1,942 27,848
Knowles Corp.* 7,381 116,177
Lightwave Logic, Inc.*(a) 10,788 9,602
Methode Electronics, Inc. 3,138 19,675
MicroVision, Inc.*(a) 17,123 19,349
Mirion Technologies, Inc.,
Class A* 17,647 278,470
Motomova, Inc.*^∞ 1,500 0
Napco Security Technologies,
Inc. 3,039 69,441
nLight, Inc.* 4,132 31,858
Novanta, Inc.* 3,025 359,552
OSI Systems, Inc.*(a) 1,356 277,627
Ouster, Inc.* 4,001 29,727
PAR Technology Corp.* 2,931 171,170
PC Connection, Inc. 1,026 63,653
Plexus Corp.* 2,290 280,365
Powerfleet, Inc. NJ*(a) 8,426 42,467
Richardson Electronics Ltd.(a) 1,133 9,812
Rogers Corp.*(a) 1,608 99,390
Sanmina Corp.* 4,604 353,541
ScanSource, Inc.* 2,072 68,355
SmartRent, Inc., Class A*(a) 17,442 16,624
TTM Technologies, Inc.* 8,665 173,473
Vishay Intertechnology, Inc.(a) 10,797 140,253
Vishay Precision Group,
Inc.*(a) 906 22,596
6,002,890
Energy Equipment & Services 1 .7%
Archrock, Inc. 14,442 339,820
Aris Water Solutions, Inc.,
Class A(a) 2,431 60,678
Atlas Energy Solutions, Inc.,
Class A(a) 6,313 85,415
Borr Drilling Ltd.(a) 19,880 33,796
Bristow Group, Inc., Class A* 2,178 63,249
Cactus, Inc., Class A 5,763 218,648
ChampionX Corp. 16,227 391,558
Core Laboratories, Inc.(a) 4,048 46,026
DMC Global, Inc.*(a) 1,761 11,429
Drilling Tools International
Corp.*(a) 1,265 2,555
Expro Group Holdings NV* 8,158 67,467
Flowco Holdings, Inc., Class
A* 1,530 29,560
Forum Energy Technologies,
Inc.*(a) 928 13,595
Geospace Technologies
Corp.*(a) 1,128 7,264
Helix Energy Solutions Group,
Inc.* 12,287 74,828
Helmerich & Payne, Inc. 8,436 159,356
Innovex International, Inc.*(a) 3,111 46,976
Kodiak Gas Services, Inc. 3,941 134,033
Liberty Energy, Inc., Class A 13,711 157,677
Mammoth Energy Services,
Inc.* 2,127 5,381
Nabors Industries Ltd.* 826 22,170
Common Stocks
Shares Value ($)
Energy Equipment & Services
Natural Gas Services Group,
Inc.* 968 17,395
Noble Corp. plc(a) 11,296 245,575
NPK International, Inc.* 7,053 40,766
Oceaneering International,
Inc.* 8,817 156,502
Oil States International, Inc.* 4,481 15,728
Patterson-UTI Energy, Inc.(a) 32,887 185,483
ProFrac Holding Corp., Class
A*(a) 2,187 9,076
ProPetro Holding Corp.* 7,551 37,604
Ranger Energy Services, Inc.,
Class A 1,477 16,380
RPC, Inc.(a) 7,602 35,957
SEACOR Marine Holdings,
Inc.* 2,282 11,136
Seadrill Ltd.*(a) 5,470 112,354
Select Water Solutions, Inc.,
Class A 7,895 67,265
Solaris Energy Infrastructure,
Inc., Class A(a) 2,667 56,380
TETRA Technologies, Inc.* 11,629 33,143
Tidewater, Inc.* 4,242 153,518
Transocean Ltd.*(a) 63,119 134,444
Valaris Ltd.*(a) 5,290 170,920
3,471,107
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 34,276 91,517
Atlanta Braves Holdings, Inc.,
Class A* 911 39,583
Atlanta Braves Holdings, Inc.,
Class C*(a) 4,328 172,514
Cinemark Holdings, Inc.(a) 9,428 281,991
Eventbrite, Inc., Class A* 7,312 15,501
Golden Matrix Group, Inc.*(a) 3,028 5,693
IMAX Corp.* 3,733 90,824
Lions Gate Entertainment
Corp., Class A* 6,209 55,136
Lions Gate Entertainment
Corp., Class B* 9,652 77,023
LiveOne, Inc.*(a) 9,105 7,998
Madison Square Garden
Entertainment Corp., Class
A* 3,472 112,632
Marcus Corp. (The) 1,981 32,310
Playstudios, Inc.* 8,493 10,786
Reservoir Media, Inc.* 1,940 14,550
Sphere Entertainment Co.*(a) 2,288 62,348
Vivid Seats, Inc., Class A* 6,094 17,124
1,087,530
Financial Services 2 .9%
Acacia Research Corp.*(a) 3,597 11,115
Alerus Financial Corp. 1,924 38,249
AvidXchange Holdings, Inc.* 15,328 124,617
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,334 89,392
Burford Capital Ltd. 17,359 235,735
Cannae Holdings, Inc. 4,965 87,930
Cantaloupe, Inc.* 4,853 38,824

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Financial Services
Cass Information Systems,
Inc. 1,246 50,762
Compass Diversified Holdings 5,852 100,596
Enact Holdings, Inc.(a) 2,433 87,077
Essent Group Ltd. 8,955 509,808
EVERTEC, Inc. 5,409 183,581
Federal Agricultural Mortgage
Corp., Class C(a) 807 141,491
Flywire Corp.* 10,645 100,169
HA Sustainable Infrastructure
Capital, Inc.(a) 10,099 252,273
International Money Express,
Inc.* 2,593 32,205
Jackson Financial, Inc., Class
A 6,348 494,573
Marqeta, Inc., Class A* 40,766 170,402
Merchants Bancorp 1,467 44,127
Mr. Cooper Group, Inc.* 5,417 644,677
NCR Atleos Corp.* 6,161 172,015
NewtekOne, Inc. 2,215 23,036
NMI Holdings, Inc., Class A* 6,872 248,560
Onity Group, Inc.* 608 22,806
Pagseguro Digital Ltd., Class
A* 15,759 158,063
Payoneer Global, Inc.* 23,447 164,832
Paysafe Ltd.*(a) 2,891 44,030
Paysign, Inc.* 2,604 6,250
PennyMac Financial Services,
Inc. 2,302 224,307
Priority Technology Holdings,
Inc.*(a) 1,943 14,106
Radian Group, Inc. 12,767 407,778
Remitly Global, Inc.* 13,027 263,406
Repay Holdings Corp., Class
A* 7,502 30,008
Sezzle, Inc.*(a) 1,206 62,652
StoneCo Ltd., Class A* 24,459 343,894
SWK Holdings Corp.(a) 383 5,397
Velocity Financial, Inc.* 674 12,044
Walker & Dunlop, Inc. 2,724 208,495
Waterstone Financial, Inc. 1,406 17,013
5,866,295
Food Products 1 .0%
Alico, Inc. 645 18,408
B&G Foods, Inc.(a) 6,446 44,413
Beyond Meat, Inc.*(a) 5,414 13,427
BRC, Inc., Class A*(a) 4,734 10,794
Calavo Growers, Inc. 1,382 38,171
Cal-Maine Foods, Inc.(a) 3,772 352,192
Dole plc 6,433 97,717
Forafric Global plc*(a) 591 4,852
Fresh Del Monte Produce, Inc. 3,010 102,370
Hain Celestial Group, Inc.
(The)* 7,273 22,110
J & J Snack Foods Corp. 1,314 170,281
John B Sanfilippo & Son, Inc. 767 50,829
Lancaster Colony Corp. 1,671 272,005
Lifeway Foods, Inc.* 375 8,880
Limoneira Co. 1,384 20,802
Mama's Creations, Inc.*(a) 2,957 19,516
Mission Produce, Inc.* 3,622 37,940
Common Stocks
Shares Value ($)
Food Products
Seneca Foods Corp., Class
A*(a) 413 37,042
Simply Good Foods Co. (The)* 7,887 284,800
SunOpta, Inc.* 8,535 36,871
TreeHouse Foods, Inc.*(a) 4,077 94,953
Utz Brands, Inc. 5,598 74,397
Vital Farms, Inc.* 2,861 97,961
Westrock Coffee Co.*(a) 2,688 15,590
WK Kellogg Co.(a) 5,676 101,771
2,028,092
Gas Utilities 1 .2%
Brookfield Infrastructure Corp.,
Class A 10,273 384,621
Chesapeake Utilities Corp. 1,941 255,572
New Jersey Resources Corp. 8,601 420,933
Northwest Natural Holding Co. 3,320 143,092
ONE Gas, Inc. 4,838 379,831
RGC Resources, Inc. 758 15,895
Southwest Gas Holdings, Inc. 5,258 379,680
Spire, Inc. 4,923 376,807
2,356,431
Ground Transportation 0 .4%
ArcBest Corp.(a) 2,074 121,370
Covenant Logistics Group,
Inc., Class A 1,354 26,945
FTAI Infrastructure, Inc.(a) 8,364 36,132
Heartland Express, Inc. 4,265 32,414
Hertz Global Holdings, Inc.*(a) 9,665 65,915
Marten Transport Ltd. 4,490 57,652
PAMT Corp.* 683 9,541
Proficient Auto Logistics,
Inc.*(a) 1,731 14,385
RXO, Inc.* 13,567 191,159
Universal Logistics Holdings,
Inc.(a) 544 11,827
Werner Enterprises, Inc. 5,354 132,030
699,370
Health Care Equipment & Supplies 2 .7%
Accuray, Inc.* 8,369 12,972
Alphatec Holdings, Inc.*(a) 8,819 96,833
AngioDynamics, Inc.* 3,507 32,580
Anteris Technologies Global
Corp.* 1,042 5,158
Artivion, Inc.* 3,427 81,186
AtriCure, Inc.* 4,032 120,597
Avanos Medical, Inc.* 3,864 48,493
Axogen, Inc.* 3,771 61,354
Beta Bionics, Inc.* 1,038 11,470
Bioventus, Inc., Class A* 3,346 24,459
Ceribell, Inc.* 1,016 16,347
Cerus Corp.*(a) 15,938 21,038
CONMED Corp. 2,701 132,646
CVRx, Inc.* 1,052 7,701
Embecta Corp.(a) 5,181 63,156
Fractyl Health, Inc.* 5,145 6,534
Glaukos Corp.* 4,202 396,039
Haemonetics Corp.* 4,296 270,734
ICU Medical, Inc.* 1,831 250,096
Inmode Ltd.* 5,513 77,733
Inogen, Inc.*(a) 1,698 12,107

80 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integer Holdings Corp.* 2,884 364,278
Integra LifeSciences Holdings
Corp.*(a) 5,699 93,407
iRadimed Corp. 750 39,308
iRhythm Technologies, Inc.*(a) 2,669 285,289
Lantheus Holdings, Inc.*(a) 5,923 618,006
LeMaitre Vascular, Inc. 1,772 160,791
LivaNova plc* 4,583 169,571
Merit Medical Systems, Inc.* 4,882 461,105
Neogen Corp.* 18,873 95,309
NeuroPace, Inc.* 1,227 14,344
Novocure Ltd.* 9,044 164,058
Omnicell, Inc.* 3,979 124,384
OraSure Technologies, Inc.* 5,892 17,617
Orchestra BioMed Holdings,
Inc.*(a) 2,106 6,255
Orthofix Medical, Inc.* 2,808 39,059
OrthoPediatrics Corp.* 1,492 31,063
PROCEPT BioRobotics
Corp.*(a) 3,779 203,990
Pulmonx Corp.* 3,424 16,538
Pulse Biosciences, Inc.*(a) 1,693 28,815
RxSight, Inc.* 3,080 45,338
Sanara Medtech, Inc.*(a) 359 11,466
Semler Scientific, Inc.*(a) 581 18,784
SI-BONE, Inc.* 3,640 49,686
Sight Sciences, Inc.*(a) 3,207 9,781
STAAR Surgical Co.*(a) 4,325 78,975
Stereotaxis, Inc.* 4,929 9,858
Surmodics, Inc.* 1,095 30,671
Tactile Systems Technology,
Inc.* 2,210 31,205
Tandem Diabetes Care,
Inc.*(a) 5,690 95,876
TransMedics Group, Inc.* 2,797 257,352
Treace Medical Concepts,
Inc.* 3,965 28,072
UFP Technologies, Inc.*(a) 615 128,252
Utah Medical Products, Inc. 183 9,470
Varex Imaging Corp.* 3,332 27,722
Zimvie, Inc.* 2,445 22,152
Zynex, Inc.*(a) 1,462 2,427
5,539,507
Health Care Providers & Services 3 .0%
AdaptHealth Corp., Class A* 8,633 73,467
Addus HomeCare Corp.* 1,504 157,243
agilon health, Inc.* 26,238 111,774
AirSculpt Technologies,
Inc.*(a) 2,443 5,301
Alignment Healthcare, Inc.*(a) 8,533 151,205
AMN Healthcare Services,
Inc.* 3,240 66,193
Ardent Health Partners, Inc.* 1,941 24,709
Astrana Health, Inc.* 3,683 114,799
Aveanna Healthcare Holdings,
Inc.*(a) 4,474 20,625
BrightSpring Health Services,
Inc.* 4,617 80,936
Brookdale Senior Living, Inc.* 16,223 106,423
Castle Biosciences, Inc.* 2,130 42,707
Common Stocks
Shares Value ($)
Health Care Providers & Services
Community Health Systems,
Inc.*(a) 11,011 30,060
Concentra Group Holdings
Parent, Inc. 9,323 202,775
CorVel Corp.* 2,301 250,257
Cross Country Healthcare,
Inc.* 2,559 34,674
DocGo, Inc.*(a) 9,341 20,830
Enhabit, Inc.* 3,970 31,720
Ensign Group, Inc. (The) 4,771 615,411
Fulgent Genetics, Inc.*(a) 1,746 30,293
GeneDx Holdings Corp., Class
A*(a) 1,110 74,204
Guardant Health, Inc.* 10,338 488,264
HealthEquity, Inc.* 7,399 634,242
Hims & Hers Health, Inc.*(a) 16,617 550,023
InfuSystem Holdings, Inc.* 1,719 8,114
Innovage Holding Corp.*(a) 1,617 5,061
Joint Corp. (The)* 810 8,108
LifeStance Health Group, Inc.* 12,281 80,686
Nano-X Imaging Ltd.*(a) 5,153 25,920
National HealthCare Corp. 1,105 104,411
National Research Corp.(a) 1,459 16,574
NeoGenomics, Inc.* 10,979 70,211
OPKO Health, Inc.*(a) 29,016 40,042
Option Care Health, Inc.* 14,766 477,089
Owens & Minor, Inc.* 6,380 45,043
PACS Group, Inc.* 3,170 30,527
Pediatrix Medical Group,
Inc.*(a) 7,279 93,754
Pennant Group, Inc. (The)* 2,839 72,735
Performant Healthcare, Inc.* 6,368 15,029
Privia Health Group, Inc.* 8,997 211,250
Progyny, Inc.* 6,366 145,399
Quipt Home Medical Corp.*(a) 3,819 8,211
RadNet, Inc.* 5,651 295,999
Select Medical Holdings Corp. 9,233 168,410
Sonida Senior Living, Inc.*(a) 306 7,105
Surgery Partners, Inc.*(a) 6,685 146,736
Talkspace, Inc.* 11,294 34,673
US Physical Therapy, Inc. 1,288 91,590
Viemed Healthcare, Inc.* 3,230 22,836
6,143,648
Health Care REITs 0 .9%
American Healthcare REIT,
Inc. 13,119 423,481
CareTrust REIT, Inc. 16,208 474,408
Community Healthcare Trust,
Inc. 2,417 41,283
Diversified Healthcare Trust 18,175 41,076
Global Medical REIT, Inc. 5,727 44,327
LTC Properties, Inc. 3,828 137,310
National Health Investors, Inc. 3,778 285,881
Sabra Health Care REIT, Inc. 20,552 366,853
Strawberry Fields REIT, Inc. 638 6,712
Universal Health Realty
Income Trust 1,075 41,076
1,862,407
Health Care Technology 0 .4%
Definitive Healthcare Corp.,
Class A* 3,006 8,176

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Health Care Technology
Evolent Health, Inc., Class
A*(a) 9,641 95,060
Health Catalyst, Inc.* 5,112 20,192
HealthStream, Inc. 2,210 74,322
LifeMD, Inc.* 3,316 24,406
OptimizeRx Corp.* 1,329 12,121
Phreesia, Inc.* 4,713 117,637
Schrodinger, Inc.*(a) 4,788 122,716
Simulations Plus, Inc.(a) 1,445 49,636
Teladoc Health, Inc.* 15,056 108,253
Waystar Holding Corp.* 6,791 252,421
884,940
Hotel & Resort REITs 0 .7%
Apple Hospitality REIT, Inc. 19,682 231,657
Braemar Hotels & Resorts, Inc. 4,771 8,922
Chatham Lodging Trust 4,365 29,988
DiamondRock Hospitality Co. 18,319 134,461
Pebblebrook Hotel Trust 10,506 95,079
RLJ Lodging Trust 13,324 93,401
Ryman Hospitality Properties,
Inc. 5,048 443,972
Service Properties Trust 13,436 24,185
Summit Hotel Properties, Inc. 9,803 39,898
Sunstone Hotel Investors, Inc. 17,240 143,782
Xenia Hotels & Resorts, Inc. 8,899 95,041
1,340,386
Hotels, Restaurants & Leisure 1 .9%
Accel Entertainment, Inc.,
Class A* 4,077 41,993
Biglari Holdings, Inc., Class B* 64 14,906
BJ's Restaurants, Inc.*(a) 1,516 50,468
Bloomin' Brands, Inc. 6,816 54,664
Brinker International, Inc.* 3,805 511,012
Cheesecake Factory, Inc.
(The)(a) 4,221 212,612
Cracker Barrel Old Country
Store, Inc.(a) 1,803 76,988
Dave & Buster's
Entertainment, Inc.*(a) 2,720 52,197
Denny's Corp.* 4,714 17,395
Despegar.com Corp.* 6,135 119,387
Dine Brands Global, Inc. 1,273 25,345
El Pollo Loco Holdings, Inc.* 2,178 20,364
Everi Holdings, Inc.* 7,105 99,825
First Watch Restaurant Group,
Inc.* 3,233 57,095
Full House Resorts, Inc.*(a) 3,100 10,013
Global Business Travel Group
I* 10,320 69,247
Golden Entertainment, Inc. 1,554 39,938
Hilton Grand Vacations,
Inc.*(a) 5,967 200,670
Inspired Entertainment,
Inc.*(a) 1,870 13,857
International Game
Technology plc 9,975 163,590
Jack in the Box, Inc.(a) 1,659 43,200
Krispy Kreme, Inc. 7,178 29,430
Kura Sushi USA, Inc., Class
A*(a) 608 35,799
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Life Time Group Holdings,
Inc.* 7,365 225,811
Lindblad Expeditions Holdings,
Inc.* 2,921 25,822
Monarch Casino & Resort, Inc. 1,131 88,433
Nathan's Famous, Inc. 248 24,242
ONE Group Hospitality, Inc.
(The)*(a) 1,852 5,575
Papa John's International, Inc.
(a) 2,882 99,515
PlayAGS, Inc.* 3,495 42,359
Portillo's, Inc., Class A*(a) 4,490 46,427
Potbelly Corp.* 2,317 18,768
RCI Hospitality Holdings, Inc.
(a) 762 30,236
Red Rock Resorts, Inc., Class
A(a) 4,264 182,073
Rush Street Interactive, Inc.* 6,475 78,542
Sabre Corp.* 32,628 77,328
Shake Shack, Inc., Class A* 3,235 283,839
Six Flags Entertainment Corp. 8,058 277,276
Super Group SGHC Ltd. 12,527 101,719
Sweetgreen, Inc., Class A*(a) 8,703 169,534
Target Hospitality Corp.* 3,085 20,978
United Parks & Resorts,
Inc.*(a) 2,668 116,458
Vacasa, Inc., Class A*(a) 1,146 6,177
Xponential Fitness, Inc., Class
A* 1,848 15,468
3,896,575
Household Durables 1 .9%
Beazer Homes USA, Inc.* 2,507 49,037
Cavco Industries, Inc.* 690 340,756
Century Communities, Inc. 2,388 130,242
Champion Homes, Inc.* 4,589 396,948
Cricut, Inc., Class A(a) 4,527 22,544
Dream Finders Homes, Inc.,
Class A*(a) 2,311 52,367
Ethan Allen Interiors, Inc. 1,824 51,856
Flexsteel Industries, Inc.(a) 417 13,924
GoPro, Inc., Class A* 12,312 7,092
Green Brick Partners, Inc.* 2,676 157,857
Hamilton Beach Brands
Holding Co., Class A 757 14,989
Helen of Troy Ltd.* 1,951 54,355
Hooker Furnishings Corp. 1,040 9,984
Hovnanian Enterprises, Inc.,
Class A* 435 42,108
Installed Building Products,
Inc.(a) 2,051 340,117
iRobot Corp.* 2,486 6,091
KB Home 5,547 299,704
Landsea Homes Corp.* 2,667 16,269
La-Z-Boy, Inc. 3,650 144,175
Legacy Housing Corp.* 895 21,771
LGI Homes, Inc.* 1,806 98,626
Lifetime Brands, Inc. 1,152 4,193
Lovesac Co. (The)* 1,259 24,488
M/I Homes, Inc.* 2,251 240,137
Meritage Homes Corp. 6,145 418,720

82 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Purple Innovation, Inc., Class
A*(a) 7,608 5,149
Sonos, Inc.* 9,878 90,976
Taylor Morrison Home Corp.,
Class A* 8,913 511,161
Traeger, Inc.* 3,767 5,500
Tri Pointe Homes, Inc.* 7,887 242,525
3,813,661
Household Products 0 .3%
Central Garden & Pet Co.* 899 30,171
Central Garden & Pet Co.,
Class A* 4,279 126,530
Energizer Holdings, Inc. 6,168 166,783
Oil-Dri Corp. of America 804 33,840
WD-40 Co.(a) 1,148 262,157
619,481
Independent Power and Renewable Electricity Producers
0 .2%
Montauk Renewables, Inc.*(a) 5,920 12,432
Ormat Technologies, Inc.(a) 4,922 357,337
Sunnova Energy International,
Inc.*(a) 16,698 3,148
372,917
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,269 59,516
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 6,004 15,730
Innovative Industrial
Properties, Inc. 2,405 130,616
LXP Industrial Trust 24,749 195,270
Plymouth Industrial REIT, Inc. 3,213 47,777
Terreno Realty Corp. 8,499 478,749
868,142
Insurance 2 .3%
Ambac Financial Group, Inc.* 4,156 33,165
American Coastal Insurance
Corp. 1,957 22,369
AMERISAFE, Inc. 1,678 78,010
Baldwin Insurance Group, Inc.
(The), Class A*(a) 5,767 240,023
Bowhead Specialty Holdings,
Inc.* 1,335 53,654
CNO Financial Group, Inc. 8,993 341,194
Crawford & Co., Class A(a) 1,135 12,621
Donegal Group, Inc., Class
A(a) 1,421 27,496
Employers Holdings, Inc. 2,066 100,387
Enstar Group Ltd.* 1,085 362,835
F&G Annuities & Life, Inc. 1,624 56,531
Fidelis Insurance Holdings Ltd.
(a) 4,504 73,640
Genworth Financial, Inc.,
Class A* 37,273 255,693
GoHealth, Inc., Class A* 471 4,960
Goosehead Insurance, Inc.,
Class A 1,916 186,254
Common Stocks
Shares Value ($)
Insurance
Greenlight Capital Re Ltd.,
Class A* 2,284 29,955
Hamilton Insurance Group
Ltd., Class B* 3,507 64,880
HCI Group, Inc. 736 107,677
Heritage Insurance Holdings,
Inc.* 2,051 38,764
Hippo Holdings, Inc.* 1,604 37,084
Horace Mann Educators Corp. 3,537 146,927
Investors Title Co. 131 30,286
James River Group Holdings
Ltd.(a) 2,974 14,156
Kingsway Financial Services,
Inc.*(a) 1,007 8,711
Lemonade, Inc.*(a) 4,542 132,717
Maiden Holdings Ltd.*(a) 8,591 12,027
MBIA, Inc.*(a) 3,927 18,418
Mercury General Corp. 2,263 125,415
NI Holdings, Inc.* 413 5,163
Oscar Health, Inc., Class A*(a) 17,548 228,299
Palomar Holdings, Inc.* 2,248 326,005
ProAssurance Corp.* 4,492 104,259
Root, Inc., Class A* 744 103,915
Safety Insurance Group, Inc. 1,243 95,090
Selective Insurance Group,
Inc. 5,265 459,266
Selectquote, Inc.* 11,403 36,148
SiriusPoint Ltd.* 5,959 100,111
Skyward Specialty Insurance
Group, Inc.* 3,266 173,392
Stewart Information Services
Corp. 2,325 152,241
Tiptree, Inc., Class A 2,204 49,171
Trupanion, Inc.* 2,804 102,626
United Fire Group, Inc. 1,888 52,241
Universal Insurance Holdings,
Inc. 1,977 47,922
4,651,698
Interactive Media & Services 0 .5%
Bumble, Inc., Class A*(a) 6,818 28,772
Cargurus, Inc., Class A* 7,515 210,119
Cars.com, Inc.* 5,774 67,209
EverQuote, Inc., Class A* 2,075 49,261
fuboTV, Inc.*(a) 28,388 85,164
Getty Images Holdings,
Inc.*(a) 9,139 17,456
Grindr, Inc.* 2,306 50,663
MediaAlpha, Inc., Class A* 2,756 23,150
Nextdoor Holdings, Inc.* 16,313 23,980
Outbrain, Inc.*(a) 3,745 13,257
QuinStreet, Inc.*(a) 4,517 79,138
Shutterstock, Inc. 2,059 32,862
System1, Inc.*(a) 2,344 1,354
TrueCar, Inc.* 6,760 10,072
Vimeo, Inc.*(a) 12,941 65,223
Webtoon Entertainment,
Inc.*(a) 1,138 10,242
Yelp, Inc., Class A* 5,384 188,871
Ziff Davis, Inc.* 3,589 105,983
ZipRecruiter, Inc., Class A*(a) 5,931 30,604
1,093,380

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
IT Services 0 .4%
Applied Digital Corp.*(a) 16,782 76,190
ASGN, Inc.* 3,703 186,557
Backblaze, Inc., Class A* 3,700 16,280
BigBear.ai Holdings, Inc.*(a) 9,008 30,717
BigCommerce Holdings, Inc.,
Series 1* 5,753 29,801
Couchbase, Inc.* 3,240 57,154
DigitalOcean Holdings, Inc.*(a) 5,656 174,770
Fastly, Inc., Class A* 11,493 66,085
Grid Dynamics Holdings, Inc.* 5,413 76,648
Hackett Group, Inc. (The) 2,220 56,699
Information Services Group,
Inc.(a) 2,880 11,174
Rackspace Technology,
Inc.*(a) 6,105 8,303
Tucows, Inc., Class A* 629 10,227
Unisys Corp.* 5,312 21,089
821,694
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 2,426 160,650
AMMO, Inc.*(a) 8,211 16,176
Clarus Corp.(a) 2,530 8,324
Escalade, Inc.(a) 942 14,299
Funko, Inc., Class A* 2,354 9,439
JAKKS Pacific, Inc. 684 13,194
Johnson Outdoors, Inc., Class
A(a) 496 11,324
Latham Group, Inc.* 3,682 20,122
Malibu Boats, Inc., Class A* 1,780 50,837
Marine Products Corp. 694 5,830
MasterCraft Boat Holdings,
Inc.* 1,109 18,232
Peloton Interactive, Inc., Class
A* 29,980 206,562
Smith & Wesson Brands, Inc. 3,565 33,974
Sturm Ruger & Co., Inc. 1,398 56,843
Topgolf Callaway Brands
Corp.* 12,194 80,602
706,408
Life Sciences Tools & Services 0 .2%
Adaptive Biotechnologies
Corp.*(a) 10,374 76,353
Akoya Biosciences, Inc.* 3,907 4,688
BioLife Solutions, Inc.*(a) 3,155 76,067
Codexis, Inc.*(a) 6,619 15,224
CryoPort, Inc.* 3,777 21,076
Cytek Biosciences, Inc.*(a) 9,764 36,224
Harvard Bioscience, Inc.* 3,702 1,319
Lifecore Biomedical, Inc.* 1,896 12,817
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 20,667
MaxCyte, Inc.*(a) 9,573 27,187
Mesa Laboratories, Inc.(a) 462 53,246
Nautilus Biotechnology, Inc.,
Class A* 4,017 2,766
Niagen Bioscience, Inc.* 4,492 35,262
OmniAb, Inc.*(a) 7,732 13,144
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 23,268 25,828
Quanterix Corp.*(a) 3,071 17,689
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Quantum-Si, Inc.*(a) 8,046 9,172
Standard BioTools, Inc.*(a) 24,356 27,035
475,764
Machinery 3 .9%
374Water, Inc.* 5,604 1,844
3D Systems Corp.*(a) 12,081 22,229
Alamo Group, Inc. 867 144,772
Albany International Corp.,
Class A 2,645 173,935
Astec Industries, Inc. 1,970 71,373
Atmus Filtration Technologies,
Inc. 7,164 248,376
Blue Bird Corp.*(a) 2,779 96,904
Chart Industries, Inc.* 3,706 500,236
Columbus McKinnon Corp. 2,433 36,130
Commercial Vehicle Group,
Inc.* 4,164 3,999
Douglas Dynamics, Inc. 1,942 46,569
Eastern Co. (The) 452 9,487
Energy Recovery, Inc.* 4,662 72,028
Enerpac Tool Group Corp.,
Class A 4,686 189,174
Enpro, Inc. 1,797 268,472
ESCO Technologies, Inc. 2,229 348,727
Federal Signal Corp.(a) 5,135 418,143
Franklin Electric Co., Inc. 3,893 330,749
Gencor Industries, Inc.* 997 12,652
Gorman-Rupp Co. (The) 1,785 64,010
Graham Corp.* 921 28,072
Greenbrier Cos., Inc. (The) 2,600 110,292
Helios Technologies, Inc. 2,916 79,490
Hillenbrand, Inc. 6,139 124,192
Hillman Solutions Corp.* 16,619 116,167
Hyster-Yale, Inc. 1,059 40,697
JBT Marel Corp. 4,049 426,198
Kadant, Inc. 996 293,820
Kennametal, Inc. 6,701 130,535
L B Foster Co., Class A* 825 16,475
Lindsay Corp. 942 121,575
Luxfer Holdings plc 2,098 22,575
Manitowoc Co., Inc. (The)* 3,270 25,768
Mayville Engineering Co., Inc.* 1,045 13,355
Miller Industries, Inc. 909 37,096
Mueller Industries, Inc. 9,583 704,925
Mueller Water Products, Inc.,
Class A 13,398 351,564
NN, Inc.*(a) 4,201 8,444
Omega Flex, Inc. 154 4,614
Park-Ohio Holdings Corp. 794 15,809
Proto Labs, Inc.* 2,083 73,238
REV Group, Inc.(a) 4,475 146,333
Shyft Group, Inc. (The) 2,781 23,527
SPX Technologies, Inc.* 3,866 518,624
Standex International Corp. 989 139,864
Taylor Devices, Inc.*(a) 206 6,571
Tennant Co. 1,643 118,559
Terex Corp.(a) 5,673 199,690
Titan International, Inc.* 4,014 29,503
Trinity Industries, Inc. 7,024 176,302
Twin Disc, Inc. 972 7,134
Wabash National Corp. 3,653 25,242

84 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 2,355 489,251
Worthington Enterprises, Inc. 2,740 138,726
7,824,036
Marine Transportation 0 .3%
Costamare, Inc. 3,482 32,487
Genco Shipping & Trading Ltd.
(a) 3,480 45,101
Golden Ocean Group Ltd.(a) 10,291 79,446
Himalaya Shipping Ltd.(a) 2,040 10,649
Matson, Inc. 2,817 307,307
Pangaea Logistics Solutions
Ltd. 2,586 10,422
Safe Bulkers, Inc. 5,634 19,099
504,511
Media 0 .7%
Advantage Solutions, Inc.* 9,885 13,246
AMC Networks, Inc., Class A* 2,690 17,216
Boston Omaha Corp., Class A* 2,239 34,772
Cable One, Inc.(a) 497 132,833
Cardlytics, Inc.*(a) 3,908 5,628
Clear Channel Outdoor
Holdings, Inc.*(a) 29,354 28,890
EchoStar Corp., Class A*(a) 10,399 233,770
Emerald Holding, Inc. 1,555 6,111
Entravision Communications
Corp., Class A(a) 5,926 10,845
EW Scripps Co. (The), Class
A* 4,952 9,954
Gambling.com Group Ltd.* 1,339 17,233
Gannett Co., Inc.* 12,287 39,318
Gray Media, Inc. 7,472 25,031
Ibotta, Inc., Class A*(a) 1,353 66,026
iHeartMedia, Inc., Class A* 9,650 9,939
Integral Ad Science Holding
Corp.* 5,978 42,264
John Wiley & Sons, Inc., Class
A 3,321 144,928
Magnite, Inc.*(a) 10,973 130,469
National CineMedia, Inc.(a) 6,550 37,532
PubMatic, Inc., Class A* 3,239 31,645
Scholastic Corp.(a) 2,012 36,276
Sinclair, Inc. 2,666 38,390
Stagwell, Inc., Class A* 7,238 40,388
TechTarget, Inc.*(a) 2,014 16,052
TEGNA, Inc. 14,140 229,492
Thryv Holdings, Inc.* 3,003 41,141
Townsquare Media, Inc., Class
A 1,105 7,315
WideOpenWest, Inc.* 3,670 16,075
1,462,779
Metals & Mining 1 .7%
Alpha Metallurgical Resources,
Inc.* 955 115,889
Caledonia Mining Corp. plc(a) 1,553 20,453
Carpenter Technology Corp. 4,137 809,239
Century Aluminum Co.* 4,485 73,599
Coeur Mining, Inc.* 53,478 296,803
Commercial Metals Co. 9,756 434,532
Common Stocks
Shares Value ($)
Metals & Mining
Compass Minerals
International, Inc.* 3,168 42,578
Constellium SE, Class A* 11,297 114,213
Contango ORE, Inc.*(a) 1,031 14,496
Critical Metals Corp.* 583 939
Dakota Gold Corp.*(a) 5,226 14,110
Hecla Mining Co. 50,747 290,273
i-80 Gold Corp.* 25,154 15,450
Ivanhoe Electric, Inc.*(a) 7,692 48,460
Kaiser Aluminum Corp. 1,374 88,568
Lifezone Metals Ltd.* 3,257 11,660
MAC Copper Ltd., Class A* 4,789 43,053
Materion Corp. 1,756 145,766
Metallus, Inc.* 3,527 44,617
Novagold Resources, Inc.* 21,937 92,793
Olympic Steel, Inc. 906 29,218
Perpetua Resources Corp.*(a) 3,415 50,303
Piedmont Lithium, Inc.*(a) 1,592 11,908
Radius Recycling, Inc., Class A 2,209 64,790
Ramaco Resources, Inc.,
Class A 2,455 24,746
Ramaco Resources, Inc.,
Class B 526 4,824
Ryerson Holding Corp. 2,404 56,205
SSR Mining, Inc.* 17,594 187,200
SunCoke Energy, Inc. 7,369 66,763
Tredegar Corp.* 2,499 19,417
Warrior Met Coal, Inc. 4,489 214,664
Worthington Steel, Inc. 2,805 71,976
3,519,505
Mortgage Real Estate Investment Trusts (REITs) 1 .0%
Advanced Flower Capital, Inc. 1,587 8,744
AG Mortgage Investment
Trust, Inc. 2,700 17,631
Angel Oak Mortgage REIT, Inc. 1,198 11,321
Apollo Commercial Real
Estate Finance, Inc. 12,228 114,576
Arbor Realty Trust, Inc. 15,526 179,015
Ares Commercial Real Estate
Corp. 4,706 19,154
ARMOUR Residential REIT,
Inc. 4,937 81,312
Blackstone Mortgage Trust,
Inc., Class A 15,059 286,874
BrightSpire Capital, Inc., Class
A 10,520 52,705
Chicago Atlantic Real Estate
Finance, Inc. 1,549 22,414
Chimera Investment Corp. 6,971 86,022
Claros Mortgage Trust, Inc. 7,648 18,814
Dynex Capital, Inc. 7,707 95,027
Ellington Financial, Inc. 7,589 98,885
Franklin BSP Realty Trust, Inc. 6,840 77,839
Granite Point Mortgage Trust,
Inc. 4,847 9,549
Invesco Mortgage Capital, Inc. 4,697 34,429
KKR Real Estate Finance
Trust, Inc. 4,844 44,807
Ladder Capital Corp., Class A 9,686 101,122
MFA Financial, Inc. 8,926 87,653
New York Mortgage Trust, Inc. 7,598 44,600

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Nexpoint Real Estate Finance,
Inc. 595 8,705
Orchid Island Capital, Inc. 6,691 47,841
PennyMac Mortgage
Investment Trust 7,585 97,392
Ready Capital Corp. 14,349 63,853
Redwood Trust, Inc. 11,244 69,825
Seven Hills Realty Trust 1,185 14,137
Sunrise Realty Trust, Inc. 773 8,318
TPG RE Finance Trust, Inc. 5,049 38,574
Two Harbors Investment Corp. 8,886 105,477
1,946,615
Multi-Utilities 0 .5%
Avista Corp. 6,689 277,393
Black Hills Corp. 6,163 375,327
Northwestern Energy Group,
Inc. 5,298 308,502
Unitil Corp. 1,359 79,719
1,040,941
Office REITs 0 .6%
Brandywine Realty Trust 14,522 57,507
City Office REIT, Inc. 3,848 19,548
COPT Defense Properties 9,685 252,875
Douglas Emmett, Inc. 10,604 146,653
Easterly Government
Properties, Inc., Class A 3,510 70,797
Franklin Street Properties
Corp. 8,093 12,787
Hudson Pacific Properties, Inc. 12,083 24,770
JBG SMITH Properties 7,081 98,992
NET Lease Office Properties* 1,384 41,838
Orion Properties, Inc. 4,422 8,092
Paramount Group, Inc. 16,016 68,709
Peakstone Realty Trust 3,151 36,268
Piedmont Office Realty Trust,
Inc., Class A 10,640 62,883
Postal Realty Trust, Inc., Class
A 1,588 21,025
SL Green Realty Corp. 6,162 324,183
1,246,927
Oil, Gas & Consumable Fuels 2 .8%
Aemetis, Inc.*(a) 3,213 4,048
Amplify Energy Corp.* 4,048 10,525
Ardmore Shipping Corp. 3,769 35,956
Berry Corp. 6,941 17,214
BKV Corp.* 1,125 20,396
California Resources Corp. 5,913 204,058
Centrus Energy Corp., Class
A*(a) 1,217 84,326
Clean Energy Fuels Corp.* 13,617 19,745
CNX Resources Corp.*(a) 12,486 367,463
Comstock Resources, Inc.* 8,007 146,288
Core Natural Resources, Inc.
(a) 4,502 325,089
Crescent Energy Co., Class A 14,378 119,050
CVR Energy, Inc. 2,863 53,996
Delek US Holdings, Inc. 5,518 71,844
DHT Holdings, Inc. 11,724 125,330
Diversified Energy Co. plc
Reg. S(a) 4,237 52,581
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Dorian LPG Ltd. 3,189 68,308
Empire Petroleum Corp.*(a) 1,204 5,526
Encore Energy Corp.*(a) 14,810 22,363
Energy Fuels, Inc.*(a) 16,407 74,160
Evolution Petroleum Corp. 2,985 12,507
Excelerate Energy, Inc., Class
A 1,460 37,347
FLEX LNG Ltd.(a) 2,477 58,432
FutureFuel Corp. 2,157 8,865
Golar LNG Ltd.(a) 8,516 361,973
Granite Ridge Resources, Inc. 4,633 22,285
Green Plains, Inc.*(a) 5,212 18,659
Gulfport Energy Corp.*(a) 1,093 188,543
Hallador Energy Co.* 2,217 31,182
HighPeak Energy, Inc.(a) 1,512 12,111
Infinity Natural Resources,
Inc., Class A* 913 14,015
International Seaways, Inc.(a) 3,396 115,328
Kinetik Holdings, Inc., Class A 3,356 138,737
Kosmos Energy Ltd.* 39,786 61,270
Magnolia Oil & Gas Corp.,
Class A(a) 14,576 299,245
Murphy Oil Corp.(a) 12,005 246,463
NACCO Industries, Inc., Class
A(a) 402 14,030
NextDecade Corp.* 9,625 71,995
Nordic American Tankers Ltd.
(a) 18,361 47,004
Northern Oil & Gas, Inc.(a) 8,354 203,002
Par Pacific Holdings, Inc.*(a) 4,911 70,326
PBF Energy, Inc., Class A 8,734 150,050
Peabody Energy Corp. 10,375 128,028
PrimeEnergy Resources
Corp.* 68 11,551
REX American Resources
Corp.*(a) 1,256 49,888
Riley Exploration Permian, Inc. 1,050 25,914
Ring Energy, Inc.* 13,648 12,094
Sable Offshore Corp.*(a) 4,266 79,604
SandRidge Energy, Inc. 2,887 26,301
Scorpio Tankers, Inc.(a) 3,854 145,257
SFL Corp. Ltd.(a) 11,200 92,064
Sitio Royalties Corp., Class
A(a) 6,763 114,700
SM Energy Co.(a) 9,733 221,815
Talos Energy, Inc.* 12,894 88,711
Teekay Corp. Ltd.(a) 5,071 36,562
Teekay Tankers Ltd., Class A 1,970 83,863
Uranium Energy Corp.*(a) 35,191 184,753
Ur-Energy, Inc.* 31,515 23,718
VAALCO Energy, Inc. 8,787 28,733
Vital Energy, Inc.*(a) 2,383 33,791
Vitesse Energy, Inc.(a) 2,172 44,417
W&T Offshore, Inc.(a) 9,007 10,358
World Kinect Corp.(a) 4,964 124,547
5,578,304
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,528 41,042
Sylvamo Corp. 3,035 180,947
221,989

86 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Passenger Airlines 0 .4%
Allegiant Travel Co.(a) 1,314 61,666
Blade Air Mobility, Inc.* 5,043 13,364
Frontier Group Holdings,
Inc.*(a) 3,702 11,032
JetBlue Airways Corp.*(a) 26,476 115,435
Joby Aviation, Inc.*(a) 37,639 237,126
SkyWest, Inc.* 3,407 303,802
Sun Country Airlines Holdings,
Inc.* 3,148 30,851
Wheels Up Experience,
Inc.*(a) 8,389 9,647
782,923
Personal Care Products 0 .3%
Beauty Health Co. (The)* 7,616 7,551
Edgewell Personal Care Co. 3,993 121,986
Herbalife Ltd.* 8,332 59,990
Honest Co., Inc. (The)* 7,349 35,202
Interparfums, Inc.(a) 1,533 167,404
Medifast, Inc.*(a) 929 12,207
Nature's Sunshine Products,
Inc.* 1,134 13,971
Nu Skin Enterprises, Inc.,
Class A 4,502 28,498
Olaplex Holdings, Inc.*(a) 12,671 16,599
USANA Health Sciences, Inc.* 1,073 30,140
Waldencast plc, Class A* 2,215 6,025
499,573
Pharmaceuticals 1 .8%
Alto Neuroscience, Inc.* 2,197 5,471
Alumis, Inc.*(a) 1,413 5,850
Amneal Pharmaceuticals, Inc.* 13,835 105,976
Amphastar Pharmaceuticals,
Inc.*(a) 3,145 76,769
ANI Pharmaceuticals, Inc.* 1,564 110,762
Aquestive Therapeutics, Inc.* 6,819 19,946
Arvinas, Inc.* 5,642 54,276
Atea Pharmaceuticals, Inc.* 7,410 21,859
Avadel Pharmaceuticals plc,
ADR*(a) 8,048 71,547
Axsome Therapeutics, Inc.* 3,159 354,724
BioAge Labs, Inc.* 1,790 7,518
Biote Corp., Class A* 2,391 7,962
Cassava Sciences, Inc.*(a) 3,610 5,632
Collegium Pharmaceutical,
Inc.* 2,787 75,235
Contineum Therapeutics, Inc.,
Class A* 845 3,473
Corcept Therapeutics, Inc.*(a) 6,910 496,691
CorMedix, Inc.*(a) 5,424 49,847
Edgewise Therapeutics, Inc.* 6,178 101,319
Enliven Therapeutics, Inc.*(a) 2,935 55,589
Esperion Therapeutics, Inc.* 17,312 17,302
Evolus, Inc.* 4,971 56,669
EyePoint Pharmaceuticals,
Inc.*(a) 5,586 38,097
Fulcrum Therapeutics, Inc.*(a) 5,745 22,118
Harmony Biosciences
Holdings, Inc.* 3,305 97,398
Harrow, Inc.*(a) 2,660 65,888
Innoviva, Inc.* 4,880 91,207
LENZ Therapeutics, Inc.*(a) 1,163 33,163
Common Stocks
Shares Value ($)
Pharmaceuticals
Ligand Pharmaceuticals, Inc.* 1,556 170,942
Liquidia Corp.*(a) 5,314 74,237
Maze Therapeutics, Inc.* 630 5,827
MBX Biosciences, Inc.*(a) 924 9,693
MediWound Ltd.*(a) 728 12,889
Mind Medicine MindMed,
Inc.*(a) 5,966 38,123
Nektar Therapeutics, Class A* 16,351 13,007
Neumora Therapeutics,
Inc.*(a) 7,064 5,509
Nuvation Bio, Inc.* 16,611 37,375
Ocular Therapeutix, Inc.* 13,629 113,121
Omeros Corp.*(a) 4,782 35,148
Pacira BioSciences, Inc.* 3,838 103,242
Phathom Pharmaceuticals,
Inc.*(a) 3,036 13,024
Phibro Animal Health Corp.,
Class A 1,704 31,711
Pliant Therapeutics, Inc.*(a) 4,974 7,909
Prestige Consumer
Healthcare, Inc.* 4,269 346,771
Rapport Therapeutics, Inc.*(a) 1,542 17,656
Scilex Holding Co.* 171 811
scPharmaceuticals, Inc.*(a) 2,733 6,969
Septerna, Inc.*(a) 1,574 10,955
SIGA Technologies, Inc.(a) 4,172 23,029
Supernus Pharmaceuticals,
Inc.* 4,244 137,845
Tarsus Pharmaceuticals, Inc.* 3,256 169,019
Telomir Pharmaceuticals,
Inc.*(a) 1,529 3,899
Terns Pharmaceuticals, Inc.* 6,388 21,080
Theravance Biopharma,
Inc.*(a) 3,452 33,726
Third Harmonic Bio, Inc.* 1,819 9,404
Trevi Therapeutics, Inc.* 6,218 42,966
Ventyx Biosciences, Inc.* 6,138 8,164
Verrica Pharmaceuticals, Inc.* 1,975 917
Veru, Inc.* 13,124 7,109
WaVe Life Sciences Ltd.* 8,017 61,891
Xeris Biopharma Holdings,
Inc.* 12,082 55,215
Zevra Therapeutics, Inc.* 4,521 33,139
3,714,610
Professional Services 2 .3%
Alight, Inc., Class A 35,530 181,558
Asure Software, Inc.* 1,830 18,593
Barrett Business Services, Inc. 2,194 88,989
BlackSky Technology, Inc.*(a) 2,145 17,932
CBIZ, Inc.* 4,125 280,913
Conduent, Inc.* 14,190 29,941
CRA International, Inc. 577 93,589
CSG Systems International,
Inc. 2,563 154,113
DLH Holdings Corp.* 684 2,695
ExlService Holdings, Inc.*(a) 13,565 657,631
Exponent, Inc. 4,319 339,819
First Advantage Corp.* 5,141 72,488
FiscalNote Holdings, Inc.*(a) 6,374 3,868
Forrester Research, Inc.* 1,137 10,631
Franklin Covey Co.*(a) 949 19,274

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Professional Services
Heidrick & Struggles
International, Inc. 1,800 70,236
HireQuest, Inc. 507 5,212
Huron Consulting Group, Inc.* 1,508 203,263
IBEX Holdings Ltd.* 751 18,805
ICF International, Inc. 1,634 138,825
Innodata, Inc.*(a) 2,387 90,276
Insperity, Inc. 3,075 199,906
Kelly Services, Inc., Class A 2,865 33,091
Kforce, Inc. 1,613 61,617
Korn Ferry 4,413 272,282
Legalzoom.com, Inc.* 10,871 79,576
Maximus, Inc. 4,887 327,234
Mistras Group, Inc.* 1,971 17,976
NV5 Global, Inc.* 4,859 90,134
Planet Labs PBC*(a) 18,308 60,233
Resolute Holdings
Management, Inc.* 184 4,962
Resources Connection, Inc. 2,989 17,142
Spire Global, Inc.*(a) 2,027 19,034
TriNet Group, Inc. 2,789 218,462
TrueBlue, Inc.* 2,364 10,260
TTEC Holdings, Inc.*(a) 1,924 7,696
Upwork, Inc.* 10,835 142,480
Verra Mobility Corp., Class A* 14,342 312,656
Willdan Group, Inc.* 1,086 42,571
WNS Holdings Ltd.*(a) 3,747 226,768
4,642,731
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 278 3,361
Anywhere Real Estate, Inc.* 9,109 31,517
Compass, Inc., Class A* 31,907 246,322
Cushman & Wakefield plc* 14,864 139,276
eXp World Holdings, Inc.(a) 7,001 64,129
Forestar Group, Inc.* 1,762 33,936
FRP Holdings, Inc.* 1,036 27,542
Kennedy-Wilson Holdings, Inc. 9,803 62,739
Marcus & Millichap, Inc. 2,093 63,627
Maui Land & Pineapple Co.,
Inc.* 714 11,088
Newmark Group, Inc., Class A 11,638 127,902
Offerpad Solutions, Inc.*(a) 2,091 2,321
Opendoor Technologies,
Inc.*(a) 53,530 40,592
RE/MAX Holdings, Inc., Class
A* 1,632 12,485
Real Brokerage, Inc. (The)* 8,852 39,037
Redfin Corp.*(a) 10,590 100,711
RMR Group, Inc. (The), Class
A 1,446 21,227
St Joe Co. (The) 3,118 131,954
Star Holdings* 769 5,183
Stratus Properties, Inc.* 455 7,221
Tejon Ranch Co.* 1,592 26,953
Transcontinental Realty
Investors, Inc.* 160 4,602
1,203,725
Residential REITs 0 .5%
Apartment Investment and
Management Co., Class A 12,360 97,768
Common Stocks
Shares Value ($)
Residential REITs
BRT Apartments Corp. 1,127 17,435
Centerspace 1,489 89,876
Clipper Realty, Inc. 1,519 5,468
Elme Communities 7,582 118,052
Independence Realty Trust,
Inc. 19,391 376,767
NexPoint Residential Trust,
Inc. 1,954 72,845
UMH Properties, Inc. 6,379 112,717
Veris Residential, Inc. 6,672 103,549
994,477
Retail REITs 1 .3%
Acadia Realty Trust 10,341 197,513
Alexander's, Inc. 192 39,629
CBL & Associates Properties,
Inc. 1,933 45,367
Curbline Properties Corp. 8,085 185,066
FrontView REIT, Inc. 1,213 15,090
Getty Realty Corp. 4,274 119,629
InvenTrust Properties Corp. 6,806 189,615
Kite Realty Group Trust 18,664 404,076
Macerich Co. (The) 21,432 314,193
NETSTREIT Corp. 6,802 110,668
Phillips Edison & Co., Inc. 10,648 369,486
Saul Centers, Inc. 875 28,612
SITE Centers Corp. 3,998 47,336
Tanger, Inc. 9,282 292,476
Urban Edge Properties 10,938 197,650
Whitestone REIT 4,399 57,363
2,613,769
Semiconductors & Semiconductor Equipment 2 .0%
ACM Research, Inc., Class A* 4,419 86,038
Aehr Test Systems*(a) 2,448 20,881
Alpha & Omega
Semiconductor Ltd.* 2,009 37,830
Ambarella, Inc.* 3,294 158,079
Axcelis Technologies, Inc.* 2,829 138,564
CEVA, Inc.* 2,013 52,761
Cohu, Inc.* 3,939 63,024
Credo Technology Group
Holding Ltd.* 12,254 527,535
Diodes, Inc.* 3,953 151,795
Everspin Technologies, Inc.*(a) 1,685 8,931
FormFactor, Inc.* 6,752 190,001
GCT Semiconductor Holding,
Inc.*(a) 1,255 1,745
Ichor Holdings Ltd.* 2,704 53,485
Impinj, Inc.*(a) 1,962 180,759
indie Semiconductor, Inc.,
Class A*(a) 15,052 29,954
Kulicke & Soffa Industries, Inc. 4,256 137,171
MaxLinear, Inc., Class A* 6,931 69,241
Navitas Semiconductor Corp.,
Class A*(a) 11,541 22,274
NVE Corp. 453 26,324
PDF Solutions, Inc.* 2,724 49,985
Penguin Solutions, Inc.*(a) 4,477 76,422
Photronics, Inc.* 5,452 99,608
Power Integrations, Inc. 4,900 240,688
QuickLogic Corp.*(a) 1,064 6,075
Rambus, Inc.* 9,197 448,722

88 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Rigetti Computing, Inc.*(a) 16,198 143,676
Semtech Corp.*(a) 6,351 198,469
Silicon Laboratories, Inc.* 2,780 282,893
SiTime Corp.* 1,597 234,535
SkyWater Technology, Inc.*(a) 2,056 14,577
Synaptics, Inc.*(a) 3,373 187,741
Ultra Clean Holdings, Inc.*(a) 3,830 71,640
Veeco Instruments, Inc.*(a) 4,761 89,031
4,100,454
Software 6 .0%
8x8, Inc.* 10,793 19,104
A10 Networks, Inc. 6,232 102,703
ACI Worldwide, Inc.* 9,088 484,936
Adeia, Inc. 9,179 112,994
Agilysys, Inc.* 1,977 146,990
Airship AI Holdings, Inc.* 1,445 5,621
Alarm.com Holdings, Inc.* 4,041 216,598
Alkami Technology, Inc.* 5,236 139,749
Amplitude, Inc., Class A* 6,562 60,305
Appian Corp., Class A* 3,576 111,035
Arteris, Inc.* 2,531 16,856
Asana, Inc., Class A* 6,870 110,882
AudioEye, Inc.* 657 7,128
Aurora Innovation, Inc., Class
A* 82,846 599,805
AvePoint, Inc.* 11,272 184,297
Bit Digital, Inc.* 10,854 21,057
Blackbaud, Inc.* 3,400 205,836
BlackLine, Inc.* 5,036 237,850
Blend Labs, Inc., Class A* 21,348 71,516
Box, Inc., Class A* 12,185 380,416
Braze, Inc., Class A* 5,735 178,531
C3.ai, Inc., Class A*(a) 9,649 212,374
Cerence, Inc.* 3,482 31,547
Cipher Mining, Inc.*(a) 17,673 50,368
Cleanspark, Inc.*(a) 23,638 193,122
Clear Secure, Inc., Class A(a) 7,608 187,765
Clearwater Analytics Holdings,
Inc., Class A* 18,188 413,595
Commvault Systems, Inc.* 3,734 624,063
Consensus Cloud Solutions,
Inc.* 1,633 32,431
Core Scientific, Inc.*(a) 15,466 125,275
CS Disco, Inc.* 2,032 7,579
Daily Journal Corp.*(a) 125 47,373
Digimarc Corp.*(a) 1,261 16,506
Digital Turbine, Inc.* 8,185 24,555
Domo, Inc., Class B*(a) 3,041 22,595
D-Wave Quantum, Inc.*(a) 15,691 108,425
E2open Parent Holdings, Inc.* 18,009 35,478
eGain Corp.* 1,327 6,821
EverCommerce, Inc.*(a) 1,629 15,899
Freshworks, Inc., Class A* 17,608 260,070
Hut 8 Corp.*(a) 7,161 88,152
I3 Verticals, Inc., Class A*(a) 1,962 49,285
Intapp, Inc.*(a) 4,660 252,852
InterDigital, Inc.(a) 2,168 435,768
Jamf Holding Corp.* 7,300 84,461
Kaltura, Inc.* 7,855 16,888
Life360, Inc.*(a) 891 38,224
LiveRamp Holdings, Inc.* 5,514 144,246
Common Stocks
Shares Value ($)
Software
MARA Holdings, Inc.*(a) 29,276 391,420
Meridianlink, Inc.* 2,870 48,532
Mitek Systems, Inc.* 3,799 31,456
N-able, Inc.* 5,971 42,155
NCR Voyix Corp.* 12,626 108,205
NextNav, Inc.*(a) 6,912 85,847
Olo, Inc., Class A*(a) 9,196 57,015
ON24, Inc.*(a) 1,863 8,719
OneSpan, Inc. 3,216 47,822
Ooma, Inc.* 2,215 27,089
Pagaya Technologies Ltd.,
Class A*(a) 3,142 34,436
PagerDuty, Inc.*(a) 7,343 113,890
Porch Group, Inc.* 7,150 41,470
Progress Software Corp.(a) 3,656 219,214
PROS Holdings, Inc.* 3,929 67,107
Q2 Holdings, Inc.* 5,097 403,937
Qualys, Inc.* 3,172 398,752
Rapid7, Inc.* 5,420 128,020
Red Violet, Inc. 1,045 40,818
Rekor Systems, Inc.*(a) 6,496 6,821
ReposiTrak, Inc.(a) 1,047 22,615
Rimini Street, Inc.*(a) 4,202 14,833
Riot Platforms, Inc.*(a) 26,671 193,098
Roadzen, Inc.* 5,551 5,369
Sapiens International Corp.
NV 2,728 74,720
SEMrush Holdings, Inc., Class
A* 2,942 30,244
Silvaco Group, Inc.* 1,286 6,842
SoundHound AI, Inc., Class
A*(a) 27,855 258,773
SoundThinking, Inc.*(a) 841 13,052
Sprinklr, Inc., Class A* 10,145 78,015
Sprout Social, Inc., Class A* 4,352 91,000
SPS Commerce, Inc.* 3,223 462,533
Telos Corp.*(a) 5,152 14,065
Tenable Holdings, Inc.* 10,208 312,059
Terawulf, Inc.*(a) 23,370 64,969
Varonis Systems, Inc., Class
B* 9,452 404,924
Verint Systems, Inc.* 5,386 95,009
Vertex, Inc., Class A* 4,796 191,984
Viant Technology, Inc., Class
A* 1,242 17,773
Weave Communications, Inc.* 3,267 34,630
WM Technology, Inc.* 7,278 9,389
Workiva, Inc., Class A* 4,401 331,263
Xperi, Inc.* 3,978 29,397
Yext, Inc.* 8,753 59,520
Zeta Global Holdings Corp.,
Class A* 15,311 199,962
12,258,689
Specialized REITs 0 .5%
Farmland Partners, Inc. 4,018 40,421
Four Corners Property Trust,
Inc. 8,527 238,330
Gladstone Land Corp. 2,630 26,116
Outfront Media, Inc. 12,633 191,137
PotlatchDeltic Corp. 6,827 262,088
Safehold, Inc. 4,381 69,001

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Specialized REITs
Uniti Group, Inc. 20,568 101,195
928,288
Specialty Retail 1 .9%
1-800-Flowers.com, Inc.,
Class A*(a) 2,125 11,751
Abercrombie & Fitch Co.,
Class A* 4,254 295,313
Academy Sports & Outdoors,
Inc.(a) 5,864 220,955
American Eagle Outfitters, Inc.
(a) 15,375 161,899
America's Car-Mart, Inc.* 591 28,025
Arhaus, Inc., Class A* 4,715 37,060
Arko Corp.(a) 7,151 28,783
Asbury Automotive Group,
Inc.* 1,687 368,002
BARK, Inc.* 10,452 11,811
Beyond, Inc.* 4,452 18,120
Boot Barn Holdings, Inc.*(a) 2,536 264,606
Buckle, Inc. (The) 2,670 92,809
Build-A-Bear Workshop, Inc.
(a) 1,002 35,351
Caleres, Inc.(a) 2,678 40,813
Camping World Holdings, Inc.,
Class A 4,754 57,333
Citi Trends, Inc.*(a) 535 11,947
Designer Brands, Inc., Class
A(a) 2,199 6,135
Destination XL Group, Inc.* 4,781 4,731
EVgo, Inc., Class A*(a) 10,514 29,019
Foot Locker, Inc.*(a) 6,994 85,816
Genesco, Inc.* 867 16,820
Group 1 Automotive, Inc. 1,135 458,120
GrowGeneration Corp.* 5,753 6,731
Haverty Furniture Cos., Inc. 1,344 24,407
J Jill, Inc. 431 6,560
Lands' End, Inc.*(a) 1,408 12,503
Leslie's, Inc.* 14,869 8,924
MarineMax, Inc.*(a) 1,989 42,684
Monro, Inc. 2,583 36,007
National Vision Holdings, Inc.* 6,631 81,893
ODP Corp. (The)* 2,427 33,201
OneWater Marine, Inc., Class
A*(a) 1,039 15,595
Petco Health & Wellness Co.,
Inc., Class A*(a) 7,620 22,479
RealReal, Inc. (The)* 9,051 52,496
Revolve Group, Inc., Class A* 3,450 68,586
RumbleON, Inc., Class B* 1,728 4,372
Sally Beauty Holdings, Inc.* 8,491 69,117
Shoe Carnival, Inc. 1,571 27,304
Signet Jewelers Ltd.(a) 3,554 210,752
Sleep Number Corp.* 2,022 15,751
Sonic Automotive, Inc., Class
A 1,297 78,754
Stitch Fix, Inc., Class A* 9,342 30,548
ThredUp, Inc., Class A* 5,808 26,078
Tile Shop Holdings, Inc.*(a) 2,459 13,942
Tilly's, Inc., Class A*(a) 1,371 2,098
Torrid Holdings, Inc.*(a) 1,398 8,877
Upbound Group, Inc. 4,707 93,669
Common Stocks
Shares Value ($)
Specialty Retail
Urban Outfitters, Inc.* 5,408 285,434
Victoria's Secret & Co.* 6,802 127,878
Warby Parker, Inc., Class A* 7,682 126,830
Winmark Corp. 255 91,803
Zumiez, Inc.*(a) 1,500 17,550
3,928,042
Technology Hardware, Storage & Peripherals 0 .4%
CompoSecure, Inc., Class A(a) 2,219 24,387
Corsair Gaming, Inc.*(a) 3,581 25,353
CPI Card Group, Inc.* 403 10,534
Diebold Nixdorf, Inc.*(a) 2,211 98,014
Eastman Kodak Co.* 5,475 34,438
Immersion Corp.(a) 2,817 20,367
IonQ, Inc.*(a) 17,337 476,074
Turtle Beach Corp.* 1,441 16,644
Xerox Holdings Corp.(a) 9,925 43,769
749,580
Textiles, Apparel & Luxury Goods 0 .4%
Figs, Inc., Class A*(a) 11,464 46,200
G-III Apparel Group Ltd.* 3,404 85,849
Hanesbrands, Inc.* 29,945 137,448
Kontoor Brands, Inc. 4,690 282,103
Movado Group, Inc. 1,414 19,640
Oxford Industries, Inc.(a) 1,254 60,944
Rocky Brands, Inc. 643 13,754
Steven Madden Ltd. 6,181 129,801
Superior Group of Cos., Inc. 1,210 12,560
Vera Bradley, Inc.*(a) 2,482 4,840
Wolverine World Wide, Inc. 6,961 90,841
883,980
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 1,515 4,181
Turning Point Brands, Inc. 1,486 91,211
Universal Corp. 2,091 121,843
217,235
Trading Companies & Distributors 2 .2%
Alta Equipment Group, Inc.(a) 2,372 10,081
Applied Industrial
Technologies, Inc. 3,302 803,311
BlueLinx Holdings, Inc.* 705 45,924
Boise Cascade Co. 3,343 311,835
Custom Truck One Source,
Inc.*(a) 4,488 18,087
Distribution Solutions Group,
Inc.* 828 21,561
DNOW, Inc.* 9,085 144,179
DXP Enterprises, Inc.* 1,035 91,556
EVI Industries, Inc. 449 7,242
FTAI Aviation Ltd.(a) 8,728 934,856
GATX Corp.(a) 3,068 447,805
Global Industrial Co. 956 24,550
GMS, Inc.* 3,288 240,879
H&E Equipment Services, Inc. 2,807 252,097
Herc Holdings, Inc.(a) 2,416 264,407
Hudson Technologies, Inc.* 3,949 26,419
Karat Packaging, Inc. 555 14,641
McGrath RentCorp 2,114 225,500
MRC Global, Inc.* 7,290 84,929
Rush Enterprises, Inc., Class A 5,405 275,601

90 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class
B 528 30,539
Titan Machinery, Inc.* 1,946 32,284
Transcat, Inc.*(a) 789 62,591
Willis Lease Finance Corp. 234 36,205
Xometry, Inc., Class A*(a) 3,672 94,150
4,501,229
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 990 10,563
Water Utilities 0 .4%
American States Water Co. 3,219 261,093
Cadiz, Inc.*(a) 3,838 10,900
California Water Service
Group 5,207 263,735
Consolidated Water Co. Ltd. 1,424 33,094
Global Water Resources, Inc. 791 8,250
Middlesex Water Co.(a) 1,495 94,364
Pure Cycle Corp.* 1,661 16,444
SJW Group 2,839 161,085
York Water Co. (The) 1,187 41,782
890,747
Wireless Telecommunication Services 0 .2%
Gogo, Inc.* 5,579 42,233
Spok Holdings, Inc.(a) 1,682 24,120
Telephone & Data Systems,
Inc. 8,501 318,702
385,055
Total Common Stocks
(cost $167,099,565) 200,134,140
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 164 494
Total Warrants
(cost $0) 494
Repurchase Agreements 7 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $10,426,357,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$10,634,885.(b)(c) 10,425,098 10,425,098
Santander US Capital
Markets,
4.35%, dated 4/30/2025,
due 5/1/2025, repurchase
price $200,024,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029;
total market value
$204,025.(b)(c) 200,000 200,000
Societe Generale,
4.37%, dated 4/30/2025,
due 5/1/2025, repurchase
price $5,000,607,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,625,098) 15,625,098
Total Investments
(cost $182,761,594) — 106.2% 215,771,255
Liabilities in excess of other assets — (6.2)% (12,608,483)
NET ASSETS — 100.0%
$ 203,162,772

Nationwide Small Cap Index Fund - April 30, 2025 (Unaudited) - Statement of Investments - 91
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $37,359,491, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,625,098 and by $23,109,249 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/8/2025 - 2/15/2055, a total value of $38,734,347.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $15,625,098.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 326 6/2025 USD 3,210,774 (5,492)
Net contracts (5,492)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

92 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 256,633,752
Repurchase agreements, at value 9,703,967
Cash 12,624,747
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 2,055,128
Security lending income receivable 1,233
Receivable for investments sold 4,612,769
Receivable for capital shares issued 178,825
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 19,422
Prepaid expenses 26,904
Total Assets 285,856,747
Liabilities:
Payable for investments purchased 13,233,418
Distributions payable 103,278
Payable for capital shares redeemed 127,288
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 9,703,967
Accrued expenses and other payables:
Investment advisory fees 39,635
Fund administration fees 46,477
Distribution fees 48,160
Administrative servicing fees 76,407
Accounting and transfer agent fees 17,024
Trustee fees 892
Custodian fees 2,507
Compliance program costs (Note 3) 7
Professional fees 14,165
Printing fees 7,839
Other 4,486
Total Liabilities 23,425,550
Commitments and contingencies (Note 3) —
Net Assets $ 262,431,197
* Includes value of securities on loan (Note 2) 12,562,505
Cost of investment securities 275,379,019
Cost of repurchase agreements 9,703,967
Cost of foreign currencies —
Represented by:
Capital $ 291,996,452
Total distributable earnings (loss) (29,565,255)
Net Assets $ 262,431,197

Index Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 93
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 785,055,092 $ 483,318,892 $ 585,052,840 $ 1,487,837,857 $ 200,146,157
25,456,240 38,744,976 1,871,335 9,806,747 15,625,098
1,066,092 1,574,079 3,414,903 14,321,851 2,940,107
572,981 134,801 440,060 1,175,196 307,852
2,361,440 — — — —
3,080,545 110,232 231,083 879,064 70,791
24,497 5,510 3,850 7,310 15,264
46,102 5,386,965 — — —
129,678 61,270 182,723 1,117,020 116,460
6,995,143 — 56,292 — —
2,640 — — 16,668 —
31,632 — — — 6,956
40,839 39,340 31,967 65,926 36,008
824,862,921 529,376,065 591,285,053 1,515,227,639 219,264,693
— 3,316,925 — 243,498 —
— — — — —
435,241 838,842 176,680 1,835,656 215,402
— 3,820 45,471 — 22,739
25,456,240 38,744,976 1,871,335 9,806,747 15,625,098
152,031 71,899 107,467 148,246 27,543
74,553 59,507 61,108 96,503 44,947
81,594 48,155 73,611 160,910 34,317
54,193 134,574 123,457 580,314 97,609
3,849 4,033 11,675 6,994 2,680
2,732 1,774 2,095 4,771 668
9,372 3,532 80 7,681 1,352
5 2 1 51 8
10,225 7,582 12,132 10,795 10,064
23,181 12,361 62,863 22,062 7,606
83,101 28,991 5,648 20,897 11,888
26,386,317 43,276,973 2,553,623 12,945,125 16,101,921
— — — — —
$ 798,476,604 $ 486,099,092 $ 588,731,430 $ 1,502,282,514 $ 203,162,772
34,262,556 46,836,576 11,463,110 29,242,824 37,359,491
377,590,634 343,925,162 164,664,748 626,932,009 167,136,496
25,456,240 38,744,976 1,871,335 9,806,747 15,625,098
2,311,118 — — — —
$ 464,414,255 $ 314,513,019 $ 175,843,825 $ 618,281,822 $ 176,631,058
334,062,349 171,586,073 412,887,605 884,000,692 26,531,714
$ 798,476,604 $ 486,099,092 $ 588,731,430 $ 1,502,282,514 $ 203,162,772

94 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 236,351,611
Class R Shares —
Class R6 Shares 20,704,625
Institutional Service Class Shares 5,374,961
Service Class Shares —
Total $ 262,431,197
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 24,505,451
Class R Shares —
Class R6 Shares 2,150,783
Institutional Service Class Shares 558,409
Service Class Shares —
Total 27,214,643
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .64 (a)
Class R Shares $ —
Class R6 Shares $ 9 .63
Institutional Service Class Shares $ 9 .63
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .86
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Index Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 95
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 357,217,151 $ 205,804,106 $ 376,493,417 $ 189,219,738 $ 126,538,938
31,981,659 17,435,746 — 231,561,981 22,784,138
388,697,001 248,080,638 24,932,439 230,158,636 46,988,121
20,580,793 14,778,602 187,305,574 581,258,209 6,851,575
— — — 270,083,950 —
$ 798,476,604 $ 486,099,092 $ 588,731,430 $ 1,502,282,514 $ 203,162,772
37,411,791 14,154,697 3,918,070 7,304,389 12,234,777
3,361,125 1,237,541 — 9,003,181 2,269,360
40,343,481 16,504,941 255,033 8,777,833 4,366,918
2,141,170 983,405 1,913,452 22,247,044 638,089
— — — 10,411,307 —
83,257,567 32,880,584 6,086,555 57,743,754 19,509,144
$ 9 .55 (b) $ 14 .54 (b) $ 96 .09 (b) $ 25 .90 (b) $ 10 .34 (b)
$ 9 .52 $ 14 .09 $ — $ 25 .72 $ 10 .04
$ 9 .63 $ 15 .03 $ 97 .76 $ 26 .22 $ 10 .76
$ 9 .61 $ 15 .03 $ 97 .89 $ 26 .13 $ 10 .74
$ — $ — $ — $ 25 .94 $ —
$ 10 .13 $ 15 .43 $ 101 .95 $ 27 .48 $ 10 .97
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

96 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 4,809,837
Income from securities lending (net of fees) (Note 2) 11,170
Dividend income —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 4,821,007
EXPENSES:
Investment advisory fees 236,975
Fund administration fees 57,825
Distribution fees Class A 288,306
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 196,047
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 6,469
Administrative servicing fees Service Class —
Registration and filing fees 24,226
Professional fees 28,651
Printing fees 931
Trustee fees 5,040
Custodian fees 4,624
Accounting and transfer agent fees 35,281
Compliance program costs (Note 3) 529
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 3,580
Total expenses before fees waived and expenses reimbursed 888,484
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (115,617)
Net Expenses 772,867
NET INVESTMENT INCOME 4,048,140
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (2,455,591)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (2,455,591)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 4,051,955
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 4,051,955
Net realized/unrealized gains (losses) 1,596,364
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,644,504

Index Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 97
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 52,319 $ 69,199 $ 66,324 $ 247,184 $ 35,321
57,514 26,054 15,499 28,743 88,723
12,132,544 4,593,678 3,189,600 10,658,086 1,642,306
1,018,659 — — — —
(209,039) (4,253) (66,591) (2,470) (5,080)
13,051,997 4,684,678 3,204,832 10,931,543 1,761,270
1,007,981 553,125 709,846 973,674 217,001
132,921 97,888 107,748 224,182 54,265
440,470 283,581 507,797 251,108 179,002
73,155 48,929 — 590,744 64,552
— — — 212,363 —
264,283 174,228 170,277 138,021 119,576
36,577 24,465 — 281,643 32,276
33,127 18,844 133,780 760,898 9,408
— — — 353,937 —
30,479 30,526 29,021 37,428 29,503
35,717 24,409 25,379 40,603 20,371
5,805 4,559 30,474 11,277 3,557
17,024 11,702 13,039 31,550 4,651
29,964 11,056 26,250 27,259 4,261
18,508 10,425 32,566 18,313 7,600
1,767 1,220 1,374 3,361 493
203,731 — — — —
80,133 31,014 — 35,071 1,982
11,743 9,178 8,213 14,822 1,361
2,423,385 1,335,149 1,795,764 4,006,254 749,859
— (28,368) — — (22,841)
(177,686) — — — (25,279)
2,245,699 1,306,781 1,795,764 4,006,254 701,739
10,806,298 3,377,897 1,409,068 6,925,289 1,059,531
72,477,337 37,733,345 (156,852) 28,609,045 (1,776,695)
(76,761) (457,288) (419,755) (1,278,243) (207,588)
(520,938) — — — —
71,879,638 37,276,057 (576,607) 27,330,802 (1,984,283)
(18,541,593) (80,722,807) (19,345,695) (63,711,408) (21,601,355)
293,367 168,161 151,249 134,674 11,582
591,841 — — — —
(17,656,385) (80,554,646) (19,194,446) (63,576,734) (21,589,773)
54,223,253 (43,278,589) (19,771,053) (36,245,932) (23,574,056)
$ 65,029,551 $ (39,900,692) $ (18,361,985) $ (29,320,643) $ (22,514,525)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 4,048,140 $ 8,124,027
Net realized gains (losses) (2,455,591) (2,848,705)
Net change in unrealized appreciation/depreciation 4,051,955 19,824,738
Change in net assets resulting from operations 5,644,504 25,100,060
Distributions to Shareholders From:
Distributable earnings:
Class A (3,657,100) (7,326,571)
Class C(a) — (1,538)
Class R — —
Class R6 (365,353) (743,746)
Institutional Service Class (86,682) (176,680)
Change in net assets from shareholder distributions (4,109,135) (8,248,535)
Change in net assets from capital transactions (147,988) (17,876,787)
Change in net assets 1,387,381 (1,025,262)
Net Assets:
Beginning of period 261,043,816 262,069,078
End of period $ 262,431,197 $ 261,043,816
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 28,251,893 $ 39,048,151
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 3,060,007 6,255,084
Cost of shares redeemed (27,756,096) (66,368,938)
Total Class A Shares 3,555,804 (21,065,703)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — 1,423
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — (275,348)
Total Class C Shares — (273,925)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 8,671,948 14,218,610
Dividends reinvested 364,904 741,502
Cost of shares redeemed (12,958,641) (10,459,819)
Total Class R6 Shares (3,921,789) 4,500,293
Institutional Service Class Shares
Proceeds from shares issued 510,177 1,628,655
Dividends reinvested 86,682 176,360
Cost of shares redeemed (378,862) (2,842,467)
Total Institutional Service Class Shares 217,997 (1,037,452)
Change in net assets from capital transactions $ (147,988) $ (17,876,787)

Index Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 99
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 10,806,298 $ 23,958,144 $ 3,377,897 $ 6,659,561
71,879,638 16,646,581 37,276,057 62,026,801
(17,656,385) 139,827,598 (80,554,646) 95,843,127
65,029,551 180,432,323 (39,900,692) 164,529,489
(7,850,580) (10,381,011) (23,297,507) (14,321,869)
— (19,567) — (448,723)
(608,818) (767,510) (2,066,198) (1,163,683)
(8,964,464) (18,900,680) (31,654,855) (22,975,372)
(680,692) (870,470) (1,661,344) (1,044,705)
(18,104,554) (30,939,238) (58,679,904) (39,954,352)
(252,379,655) (45,587,363) (22,764,253) (95,294,392)
(205,454,658) 103,905,722 (121,344,849) 29,280,745
1,003,931,262 900,025,540 607,443,941 578,163,196
$ 798,476,604 $ 1,003,931,262 $ 486,099,092 $ 607,443,941
$ 30,379,320 $ 67,941,385 $ 11,604,885 $ 23,025,500
— 1,655 — 450
7,614,031 10,044,309 22,366,017 13,762,152
(58,116,485) (37,105,281) (22,048,971) (37,416,896)
(20,123,134) 40,882,068 11,921,931 (628,794)
— 39,003 — 31,412
— 19,567 — 448,600
— (1,655) — (450)
— (1,463,703) — (7,124,814)
— (1,406,788) — (6,645,252)
3,775,406 7,234,777 1,548,313 3,566,318
608,818 767,434 2,035,745 1,149,625
(3,376,293) (8,201,544) (2,567,644) (4,303,568)
1,007,931 (199,333) 1,016,414 412,375
54,202,761 70,163,454 17,609,848 23,941,795
8,957,203 18,893,556 31,087,921 22,554,209
(286,189,680) (176,304,983) (85,082,735) (134,614,727)
(223,029,716) (87,247,973) (36,384,966) (88,118,723)
3,564,263 6,176,404 692,152 1,719,005
675,054 861,842 1,661,344 1,044,705
(14,474,053) (4,653,583) (1,671,128) (3,077,708)
(10,234,736) 2,384,663 682,368 (313,998)
$ (252,379,655) $ (45,587,363) $ (22,764,253) $ (95,294,392)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 2,957,068 4,107,391
Issued in class conversion (Note 1)(a) — —
Reinvested 319,148 654,736
Redeemed (2,915,067) (6,983,097)
Total Class A Shares 361,149 (2,220,970)
Class C Shares
Issued — —
Reinvested — 149
Redeemed in class conversion (Note 1)(a) — —
Redeemed — (28,828)
Total Class C Shares — (28,679)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 906,568 1,496,339
Reinvested 38,125 77,632
Redeemed (1,358,182) (1,099,490)
Total Class R6 Shares (413,489) 474,481
Institutional Service Class Shares
Issued 53,568 171,344
Reinvested 9,057 18,497
Redeemed (39,763) (301,165)
Total Institutional Service Class Shares 22,862 (111,324)
Total change in shares (29,478) (1,886,492)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 101
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
3,415,294 7,998,202 712,784 1,415,551
— 207 — 29
897,881 1,149,082 1,416,467 885,457
(6,415,027) (4,178,165) (1,347,692) (2,276,715)
(2,101,852) 4,969,326 781,559 24,322
— 5,171 — 2,335
— 2,531 — 33,985
— (224) — (34)
— (187,900) — (528,510)
— (180,422) — (492,224)
420,307 819,094 97,849 223,215
71,964 88,270 132,882 76,071
(379,093) (917,336) (165,757) (272,274)
113,178 (9,972) 64,974 27,012
6,005,971 7,689,401 1,020,328 1,397,912
1,047,626 2,141,862 1,905,988 1,406,002
(31,862,898) (20,908,854) (5,091,665) (8,367,217)
(24,809,301) (11,077,591) (2,165,349) (5,563,303)
398,597 705,700 41,128 101,849
79,139 97,917 101,821 65,197
(1,567,313) (521,360) (100,666) (183,483)
(1,089,577) 282,257 42,283 (16,437)
(27,887,552) (6,016,402) (1,276,533) (6,020,630)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 1,409,068 $ 3,243,493
Net realized gains (losses) (576,607) 156,983,622
Net change in unrealized appreciation/depreciation (19,194,446) 51,741,467
Change in net assets resulting from operations (18,361,985) 211,968,582
Distributions to Shareholders From:
Distributable earnings:
Class A (100,834,408) (20,137,996)
Class C(a) — (2,967,749)
Class R — —
Class R6 (7,317,409) (1,676,810)
Institutional Service Class (51,966,246) (12,875,373)
Service Class — —
Change in net assets from shareholder distributions (160,118,063) (37,657,928)
Change in net assets from capital transactions 95,609,034 (59,489,035)
Change in net assets (82,871,014) 114,821,619
Net Assets:
Beginning of period 671,602,444 556,780,825
End of period $ 588,731,430 $ 671,602,444

Index Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 103
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 6,925,289 $ 14,143,150 $ 1,059,531 $ 2,225,007
27,330,802 26,549,542 (1,984,283) 7,429,201
(63,576,734) 403,217,997 (21,589,773) 53,662,980
(29,320,643) 443,910,689 (22,514,525) 63,317,188
(4,285,501) (1,666,879) (6,442,508) (1,418,854)
— (170,328) — (15,521)
(4,636,288) (1,316,609) (1,172,371) (204,526)
(5,483,940) (3,481,977) (2,257,492) (745,668)
(13,057,620) (6,299,934) (324,797) (80,613)
(5,959,884) (2,649,574) — —
(33,423,233) (15,585,301) (10,197,168) (2,465,182)
(22,445,077) (36,740,214) (2,857,403) (15,050,248)
(85,188,953) 391,585,174 (35,569,096) 45,801,758
1,587,471,467 1,195,886,293 238,731,868 192,930,110
$ 1,502,282,514 $ 1,587,471,467 $ 203,162,772 $ 238,731,868

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,266,342 $ 77,223,028
Proceeds from shares issued from class conversion (Note 1)(a) — 96,934
Dividends reinvested 97,933,824 19,551,319
Cost of shares redeemed (44,036,612) (68,513,137)
Total Class A Shares 66,163,554 28,358,144
Class C Shares
Proceeds from shares issued — 471,813
Dividends reinvested — 2,947,027
Cost of shares redeemed in class conversion (Note 1)(a) — (96,934)
Cost of shares redeemed — (51,012,076)
Total Class C Shares — (47,690,170)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 2,400,865 4,987,514
Dividends reinvested 7,317,409 1,676,810
Cost of shares redeemed (7,461,619) (8,429,743)
Total Class R6 Shares 2,256,655 (1,765,419)
Institutional Service Class Shares
Proceeds from shares issued 20,093,039 49,219,944
Dividends reinvested 49,991,490 12,409,369
Cost of shares redeemed (42,895,704) (100,020,903)
Total Institutional Service Class Shares 27,188,825 (38,391,590)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 95,609,034 $ (59,489,035)

Index Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 105
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 11,586,203 $ 64,967,816 $ 10,224,382 $ 20,361,644
— 80,192 — 850
3,930,510 1,522,648 6,301,073 1,387,524
(18,858,962) (35,023,870) (16,599,218) (28,498,924)
(3,342,249) 31,546,786 (73,763) (6,748,906)
— 250,112 — 15,727
— 168,105 — 15,521
— (80,192) — (850)
— (46,928,433) — (3,342,465)
— (46,590,408) — (3,312,067)
32,230,690 52,645,223 2,814,429 7,036,631
4,636,288 1,316,609 1,172,371 204,526
(24,624,318) (36,803,452) (4,036,856) (7,128,809)
12,242,660 17,158,380 (50,056) 112,348
44,376,591 38,484,070 7,575,271 8,325,318
5,279,116 3,354,118 2,205,880 732,789
(70,906,388) (60,965,594) (12,752,655) (14,229,155)
(21,250,681) (19,127,406) (2,971,504) (5,171,048)
28,590,772 55,800,485 514,125 1,475,144
13,040,782 6,292,117 324,797 80,600
(51,970,039) (63,498,584) (601,002) (1,486,319)
(10,338,485) (1,405,982) 237,920 69,425
18,951,373 26,075,016 — —
5,959,884 2,649,574 — —
(24,667,579) (47,046,174) — —
243,678 (18,321,584) — —
$ (22,445,077) $ (36,740,214) $ (2,857,403) $ (15,050,248)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 115,126 643,272
Issued in class conversion (Note 1)(a) — 856
Reinvested 965,018 177,682
Redeemed (417,406) (560,875)
Total Class A Shares 662,738 260,935
Class C Shares
Issued — 5,177
Reinvested — 32,957
Redeemed in class conversion (Note 1)(a) — (1,041)
Redeemed — (526,604)
Total Class C Shares — (489,511)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 23,384 40,458
Reinvested 70,865 14,950
Redeemed (71,524) (70,900)
Total Class R6 Shares 22,725 (15,492)
Institutional Service Class Shares
Issued 183,731 405,089
Reinvested 483,537 110,784
Redeemed (407,190) (803,586)
Total Institutional Service Class Shares 260,078 (287,713)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 945,541 (531,781)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 107
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
426,717 2,711,564 869,216 1,808,661
— 3,623 — 86
144,447 63,792 540,401 124,629
(702,582) (1,405,174) (1,414,432) (2,520,093)
(131,418) 1,373,805 (4,815) (586,717)
— 11,902 — 1,674
— 7,822 — 1,597
— (3,746) — (96)
— (2,053,895) — (340,071)
— (2,037,917) — (336,896)
1,197,407 2,151,240 251,036 638,575
171,270 56,601 103,384 18,915
(916,667) (1,503,261) (359,415) (652,386)
452,010 704,580 (4,995) 5,104
1,573,624 1,577,555 614,086 715,086
192,121 138,798 182,003 63,248
(2,527,671) (2,397,248) (984,390) (1,198,868)
(761,926) (680,895) (188,301) (420,534)
1,040,133 2,268,435 42,537 127,521
475,602 262,311 26,843 6,974
(1,870,223) (2,578,595) (48,049) (126,812)
(354,488) (47,849) 21,331 7,683
704,260 1,067,663 — —
218,712 111,778 — —
(914,817) (1,903,435) — —
8,155 (723,994) — —
(787,667) (1,412,270) (176,780) (1,331,360)

108 - Financial Highlights - April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 9.58 $ 0.15 $ 0.06 $ 0.21 $ (0.15) $ — $ (0.15) $ 9.64 2.21% $ 236,352 0.64% 3.12% 0.73% 44.39%
10/31/2024 9.00 0.28 0.59 0.87 (0.29) — (0.29) 9.58 9.69% 231,394 0.64% 2.97% 0.72% 87.24%
10/31/2023 9.26 0.24 (0.25) (0.01) (0.25) — (0.25) 9.00 (0.24)% 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
Class R6 Shares
4/30/2025 (Unaudited) 9.57 0.17 0.06 0.23 (0.17) — (0.17) 9.63 2.43% 20,705 0.22% 3.54% 0.31% 44.39%
10/31/2024 8.98 0.32 0.60 0.92 (0.33) — (0.33) 9.57 10.29% 24,528 0.22% 3.39% 0.30% 87.24%
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.56 0.16 0.07 0.23 (0.16) — (0.16) 9.63 2.41% 5,375 0.47% 3.30% 0.56% 44.39%
10/31/2024 8.98 0.30 0.58 0.88 (0.30) — (0.30) 9.56 9.90% 5,122 0.47% 3.14% 0.55% 87.24%
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2025 (Unaudited) - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 8.99 $ 0.11 $ 0.64 $ 0.75 $ (0.19) $ — $ (0.19) $ 9.55 8.66% $ 357,217 0.74% 2.46% 0.78% 9.28%
10/31/2024 7.64 0.20 1.41 1.61 (0.26) — (0.26) 8.99 21.27% 355,220 0.69% 2.22% 0.73% 11.49%
10/31/2023 6.79 0.20 0.80 1.00 (0.15) — (0.15) 7.64 14.53% 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
Class R Shares
4/30/2025 (Unaudited) 8.97 0.10 0.64 0.74 (0.19) — (0.19) 9.52 8.46%(g) 31,982 1.09% 2.22% 1.14% 9.28%
10/31/2024 7.63 0.17 1.40 1.57 (0.23) — (0.23) 8.97 20.74% 29,123 1.04% 1.87% 1.08% 11.49%
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
Class R6 Shares
4/30/2025 (Unaudited) 9.06 0.13 0.64 0.77 (0.20) — (0.20) 9.63 8.82% 388,697 0.34% 2.82% 0.38% 9.28%
10/31/2024 7.70 0.23 1.43 1.66 (0.30) — (0.30) 9.06 21.70% 590,363 0.29% 2.61% 0.33% 11.49%
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.05 0.10 0.66 0.76 (0.20) — (0.20) 9.61 8.64% 20,581 0.59% 2.24% 0.63% 9.28%
10/31/2024 7.69 0.21 1.43 1.64 (0.28) — (0.28) 9.05 21.43% 29,224 0.54% 2.36% 0.58% 11.49%
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

110 - Financial Highlights - April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 17.49 $ 0.08 $ (1.26) $ (1.18) $ (0.08) $ (1.69) $ (1.77) $ 14.54 (7.54)% $ 205,804 0.67% 0.98% 0.68% 7.91%
10/31/2024 14.17 0.15 4.25 4.40 (0.17) (0.91) (1.08) 17.49 32.07% 233,953 0.67% 0.89% 0.68% 17.74%
10/31/2023 15.79 0.14 (0.38) (0.24) (0.15) (1.23) (1.38) 14.17 (1.72)% 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
Class R Shares
4/30/2025 (Unaudited) 17.02 0.05 (1.22) (1.17) (0.07) (1.69) (1.76) 14.09 (7.72)% 17,436 1.02% 0.63% 1.03% 7.91%
10/31/2024 13.82 0.09 4.15 4.24 (0.13) (0.91) (1.04) 17.02 31.67% 19,956 1.00% 0.56% 1.01% 17.74%
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
Class R6 Shares
4/30/2025 (Unaudited) 18.03 0.12 (1.31) (1.19) (0.12) (1.69) (1.81) 15.03 (7.39)% 248,081 0.27% 1.39% 0.28% 7.91%
10/31/2024 14.57 0.22 4.39 4.61 (0.24) (0.91) (1.15) 18.03 32.69% 336,573 0.25% 1.31% 0.26% 17.74%
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
Institutional Service Class Shares
4/30/2025 (Unaudited) 18.02 0.10 (1.31) (1.21) (0.09) (1.69) (1.78) 15.03 (7.46)% 14,779 0.50% 1.15% 0.51% 7.91%
10/31/2024 14.57 0.18 4.38 4.56 (0.20) (0.91) (1.11) 18.02 32.31% 16,961 0.48% 1.08% 0.49% 17.74%
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2025 (Unaudited) - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 129.94 $ 0.19 $ (2.64) $ (2.45) $ (0.17) $ (31.23) $ (31.40) $ 96.09 (3.16)% $ 376,493 0.64% 0.36% 0.64% 0.12%
10/31/2024 99.09 0.50 37.06 37.56 (0.50) (6.21) (6.71) 129.94 39.16% 423,011 0.64% 0.41% 0.64% 22.71%
10/31/2023 101.84 0.54 12.44 12.98 (0.69) (15.04) (15.73) 99.09 14.30% 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
Class R6 Shares
4/30/2025 (Unaudited) 131.75 0.37 (2.69) (2.32) (0.44) (31.23) (31.67) 97.76 (3.01)% 24,932 0.31% 0.68% 0.31% 0.12%
10/31/2024 100.34 0.93 37.56 38.49 (0.87) (6.21) (7.08) 131.75 39.64% 30,607 0.30% 0.75% 0.30% 22.71%
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
Institutional Service Class Shares
4/30/2025 (Unaudited) 131.84 0.31 (2.70) (2.39) (0.33) (31.23) (31.56) 97.89 (3.07)% 187,306 0.44% 0.57% 0.44% 0.12%
10/31/2024 100.43 0.77 37.58 38.35 (0.73) (6.21) (6.94) 131.84 39.45% 217,984 0.43% 0.62% 0.43% 22.71%
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

112 - Financial Highlights - April 30, 2025 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 27.00 $ 0.11 $ (0.63) $ (0.52) $ (0.11) $ (0.47) $ (0.58) $ 25.90 (2.05)% $ 189,220 0.57% 0.82% 0.57% 2.19%
10/31/2024 19.88 0.21 7.15 7.36 (0.21) (0.03) (0.24) 27.00 37.21% 200,760 0.60% 0.86% 0.60% 3.07%
10/31/2023 18.45 0.22 1.51 1.73 (0.22) (0.08) (0.30) 19.88 9.45% 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
Class R Shares
4/30/2025 (Unaudited) 26.82 0.06 (0.62) (0.56) (0.07) (0.47) (0.54) 25.72 (2.20)% 231,562 0.92% 0.47% 0.92% 2.19%
10/31/2024 19.75 0.13 7.11 7.24 (0.14) (0.03) (0.17) 26.82 36.75% 229,334 0.93% 0.53% 0.93% 3.07%
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
Class R6 Shares
4/30/2025 (Unaudited) 27.33 0.17 (0.65) (0.48) (0.16) (0.47) (0.63) 26.22 (1.85)% 230,159 0.18% 1.21% 0.18% 2.19%
10/31/2024 20.12 0.32 7.23 7.55 (0.31) (0.03) (0.34) 27.33 37.75% 260,678 0.18% 1.29% 0.18% 3.07%
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
Institutional Service Class Shares
4/30/2025 (Unaudited) 27.23 0.13 (0.63) (0.50) (0.13) (0.47) (0.60) 26.13 (1.95)% 581,258 0.43% 0.96% 0.43% 2.19%
10/31/2024 20.05 0.26 7.20 7.46 (0.25) (0.03) (0.28) 27.23 37.40% 615,413 0.43% 1.04% 0.43% 3.07%
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
Service Class Shares
4/30/2025 (Unaudited) 27.04 0.11 (0.63) (0.52) (0.11) (0.47) (0.58) 25.94 (2.04)% 270,084 0.58% 0.81% 0.58% 2.19%
10/31/2024 19.91 0.22 7.16 7.38 (0.22) (0.03) (0.25) 27.04 37.21% 281,287 0.58% 0.89% 0.58% 3.07%
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Index Funds - April 30, 2025 (Unaudited) - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 12.05 $ 0.05 $ (1.23) $ (1.18) $ (0.11) $ (0.42) $ (0.53) $ 10.34 (10.27)% $ 126,539 0.68% 0.87% 0.72% 3.71%
10/31/2024 9.13 0.10 2.94 3.04 (0.11) (0.01) (0.12) 12.05 33.32% 147,444 0.68% 0.90% 0.72% 15.50%
10/31/2023 10.21 0.11 (1.02) (0.91) (0.10) (0.07) (0.17) 9.13 (9.05)% 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
Class R Shares
4/30/2025 (Unaudited) 11.72 0.03 (1.19) (1.16) (0.10) (0.42) (0.52) 10.04 (10.38)% 22,784 1.01% 0.53% 1.05% 3.71%
10/31/2024 8.90 0.06 2.85 2.91 (0.08) (0.01) (0.09) 11.72 32.77% 26,651 1.01% 0.57% 1.05% 15.50%
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
Class R6 Shares
4/30/2025 (Unaudited) 12.50 0.08 (1.27) (1.19) (0.13) (0.42) (0.55) 10.76 (10.03)% 46,988 0.26% 1.28% 0.30% 3.71%
10/31/2024 9.47 0.15 3.04 3.19 (0.15) (0.01) (0.16) 12.50 33.80% 56,939 0.26% 1.32% 0.30% 15.50%
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
Institutional Service Class Shares
4/30/2025 (Unaudited) 12.48 0.06 (1.26) (1.20) (0.12) (0.42) (0.54) 10.74 (10.11)% 6,852 0.51% 1.03% 0.55% 3.71%
10/31/2024 9.46 0.12 3.03 3.15 (0.12) (0.01) (0.13) 12.48 33.41% 7,698 0.51% 1.07% 0.55% 15.50%
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

114 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective
February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Class C shares convert to Class A shares eight years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 115
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

116 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 999,620 $ – $ 999,620
Commercial Mortgage-Backed Securities – 3,759,704 – 3,759,704
Corporate Bonds – 62,879,177 – 62,879,177
Foreign Government Securities – 3,952,685 – 3,952,685
Mortgage-Backed Securities – 64,435,271 – 64,435,271
Municipal Bonds – 1,571,225 – 1,571,225
Repurchase Agreements – 9,703,967 – 9,703,967
Supranational – 3,267,158 – 3,267,158
U.S. Government Agency Securities – 1,702,676 – 1,702,676
U.S. Treasury Obligations – 114,066,236 – 114,066,236
Total $ – $ 266,337,719 $ – $ 266,337,719
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 24,425,409 $ – $ 24,425,409
Air Freight & Logistics – 4,090,957 – 4,090,957
Automobile Components – 4,462,508 – 4,462,508
Automobiles – 20,835,887 – 20,835,887
Banks – 100,657,969 – 100,657,969
Beverages 847,875 11,015,667 – 11,863,542
Biotechnology – 6,406,276 – 6,406,276
Broadline Retail 161,415 7,168,547 – 7,329,962
Building Products – 7,174,908 – 7,174,908
Capital Markets 230,498 25,594,995 – 25,825,493
Chemicals – 20,783,903 – 20,783,903
Commercial Services & Supplies – 2,912,413 – 2,912,413
Communications Equipment – 2,226,139 – 2,226,139
Construction & Engineering – 6,982,132 – 6,982,132
Construction Materials – 4,216,832 – 4,216,832
Consumer Staples Distribution & Retail – 9,627,252 – 9,627,252
Containers & Packaging – 259,372 – 259,372
Distributors – 204,048 – 204,048
Diversified Consumer Services – 419,337 – 419,337
Diversified REITs – 1,030,629 – 1,030,629
Diversified Telecommunication Services – 15,444,179 – 15,444,179
Electric Utilities – 14,559,554 – 14,559,554
Electrical Equipment – 17,089,158 – 17,089,158
Electronic Equipment, Instruments &
Components – 8,678,958 – 8,678,958
Energy Equipment & Services – 299,925 – 299,925
Entertainment 6,361,366 7,333,482 – 13,694,848
Financial Services – 8,348,551 – 8,348,551
Food Products – 20,829,885 – 20,829,885
Gas Utilities – 2,197,919 – 2,197,919
Ground Transportation 508,979 3,029,686 – 3,538,665
Health Care Equipment & Supplies – 15,590,816 – 15,590,816
Health Care Providers & Services – 1,801,939 – 1,801,939

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 117
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 597,379 $ – $ 597,379
Hotels, Restaurants & Leisure – 10,357,505 – 10,357,505
Household Durables – 9,291,836 – 9,291,836
Household Products – 4,123,888 – 4,123,888
Independent Power and Renewable
Electricity Producers – 1,721,593 – 1,721,593
Industrial Conglomerates – 16,072,354 – 16,072,354
Industrial REITs – 2,639,417 – 2,639,417
Insurance – 49,164,498 – 49,164,498
Interactive Media & Services – 2,064,929 – 2,064,929
IT Services 399,724 6,528,346 – 6,928,070
Leisure Products – 1,394,132 – 1,394,132
Life Sciences Tools & Services – 3,683,771 – 3,683,771
Machinery – 23,279,968 – 23,279,968
Marine Transportation – 2,565,873 – 2,565,873
Media – 2,154,447 – 2,154,447
Metals & Mining – 17,981,041 – 17,981,041
Multi-Utilities – 8,383,303 – 8,383,303
Office REITs – 544,532 – 544,532
Oil, Gas & Consumable Fuels – 24,252,127 – 24,252,127
Paper & Forest Products – 1,667,968 – 1,667,968
Passenger Airlines – 962,105 – 962,105
Personal Care Products – 13,444,123 – 13,444,123
Pharmaceuticals 749,133 65,346,527 – 66,095,660
Professional Services – 14,504,740 – 14,504,740
Real Estate Management & Development – 8,452,663 – 8,452,663
Retail REITs – 2,609,951 – 2,609,951
Semiconductors & Semiconductor
Equipment – 22,540,874 – 22,540,874
Software 2,080,467 17,906,802 – 19,987,269
Specialty Retail – 7,345,552 – 7,345,552
Technology Hardware, Storage &
Peripherals – 3,269,041 – 3,269,041
Textiles, Apparel & Luxury Goods – 19,258,738 – 19,258,738
Tobacco – 6,934,090 – 6,934,090
Trading Companies & Distributors 891,566 14,545,476 – 15,437,042
Transportation Infrastructure – 2,900,377 – 2,900,377
Water Utilities – 897,419 – 897,419
Wireless Telecommunication Services – 7,735,876 – 7,735,876
Total Common Stocks $ 12,231,023 $ 772,822,493 $ – $ 785,053,516
Futures Contracts# 136,552 – – 136,552
Repurchase Agreements – 25,456,240 – 25,456,240
Rights 1,576 – – 1,576
Total $ 12,369,151 $ 798,278,733 $ – $ 810,647,884
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 483,318,892 $ – $ – $ 483,318,892
Futures Contracts# 115,817 – – 115,817
Repurchase Agreements – 38,744,976 – 38,744,976
Total $ 483,434,709 $ 38,744,976 $ – $ 522,179,685

118 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 585,052,840 $ – $ – $ 585,052,840
Futures Contracts# 99,391 – – 99,391
Repurchase Agreement – 1,871,335 – 1,871,335
Total $ 585,152,231 $ 1,871,335 $ – $ 587,023,566
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,487,837,857 $ – $ – $ 1,487,837,857
Futures Contracts# 110,237 – – 110,237
Repurchase Agreements – 9,806,747 – 9,806,747
Total $ 1,487,948,094 $ 9,806,747 $ – $ 1,497,754,841
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 11,523 $ – $ – $ 11,523
Common Stocks
Aerospace & Defense 3,317,261 – – 3,317,261
Air Freight & Logistics 220,668 – – 220,668
Automobile Components 2,193,254 – – 2,193,254
Automobiles 82,093 – – 82,093
Banks 21,442,341 – – 21,442,341
Beverages 801,386 – – 801,386
Biotechnology 17,514,155 – – 17,514,155
Broadline Retail 59,269 – – 59,269
Building Products 2,838,479 – – 2,838,479
Capital Markets 3,741,250 – – 3,741,250
Chemicals 3,170,577 – – 3,170,577
Commercial Services & Supplies 3,896,355 – – 3,896,355
Communications Equipment 1,247,869 – – 1,247,869
Construction & Engineering 3,424,846 – – 3,424,846
Construction Materials 554,305 – – 554,305
Consumer Finance 1,917,840 – – 1,917,840
Consumer Staples Distribution & Retail 2,471,495 – – 2,471,495
Containers & Packaging 486,970 – – 486,970
Distributors 78,402 – – 78,402
Diversified Consumer Services 2,554,530 – – 2,554,530
Diversified REITs 1,352,084 – – 1,352,084
Diversified Telecommunication Services 1,117,595 – – 1,117,595
Electric Utilities 1,864,004 – – 1,864,004
Electrical Equipment 2,473,996 – – 2,473,996
Electronic Equipment, Instruments &
Components 6,002,890 – – 6,002,890
Energy Equipment & Services 3,471,107 – – 3,471,107
Entertainment 1,087,530 – – 1,087,530
Financial Services 5,866,295 – – 5,866,295
Food Products 2,028,092 – – 2,028,092
Gas Utilities 2,356,431 – – 2,356,431
Ground Transportation 699,370 – – 699,370
Health Care Equipment & Supplies 5,539,507 – – 5,539,507
Health Care Providers & Services 6,143,648 – – 6,143,648
Health Care REITs 1,862,407 – – 1,862,407
Health Care Technology 884,940 – – 884,940

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 119
Level 1 Level 2 Level 3 Total
Assets:
Hotel & Resort REITs $ 1,340,386 $ – $ – $ 1,340,386
Hotels, Restaurants & Leisure 3,896,575 – – 3,896,575
Household Durables 3,813,661 – – 3,813,661
Household Products 619,481 – – 619,481
Independent Power and Renewable
Electricity Producers 372,917 – – 372,917
Industrial Conglomerates 59,516 – – 59,516
Industrial REITs 868,142 – – 868,142
Insurance 4,651,698 – – 4,651,698
Interactive Media & Services 1,093,380 – – 1,093,380
IT Services 821,694 – – 821,694
Leisure Products 706,408 – – 706,408
Life Sciences Tools & Services 475,764 – – 475,764
Machinery 7,824,036 – – 7,824,036
Marine Transportation 504,511 – – 504,511
Media 1,462,779 – – 1,462,779
Metals & Mining 3,519,505 – – 3,519,505
Mortgage Real Estate Investment Trusts
(REITs) 1,946,615 – – 1,946,615
Multi-Utilities 1,040,941 – – 1,040,941
Office REITs 1,246,927 – – 1,246,927
Oil, Gas & Consumable Fuels 5,578,304 – – 5,578,304
Paper & Forest Products 221,989 – – 221,989
Passenger Airlines 782,923 – – 782,923
Personal Care Products 499,573 – – 499,573
Pharmaceuticals 3,714,610 – – 3,714,610
Professional Services 4,642,731 – – 4,642,731
Real Estate Management & Development 1,203,725 – – 1,203,725
Residential REITs 994,477 – – 994,477
Retail REITs 2,613,769 – – 2,613,769
Semiconductors & Semiconductor
Equipment 4,100,454 – – 4,100,454
Software 12,258,689 – – 12,258,689
Specialized REITs 928,288 – – 928,288
Specialty Retail 3,928,042 – – 3,928,042
Technology Hardware, Storage &
Peripherals 749,580 – – 749,580
Textiles, Apparel & Luxury Goods 883,980 – – 883,980
Tobacco 217,235 – – 217,235
Trading Companies & Distributors 4,501,229 – – 4,501,229
Transportation Infrastructure 10,563 – – 10,563
Water Utilities 890,747 – – 890,747
Wireless Telecommunication Services 385,055 – – 385,055
Total Common Stocks $ 200,134,140 $ – $ – $ 200,134,140
Repurchase Agreements – 15,625,098 – 15,625,098
Rights – – – –
Warrants – – 494 494
Total Assets $ 200,145,663 $ 15,625,098 $ 494 $ 215,771,255
Liabilities:
Futures Contracts# $ (5,492) $ – $ – $ (5,492)
Total Liabilities $ (5,492) $ – $ – $ (5,492)
Total $ 200,140,171 $ 15,625,098 $ 494 $ 215,765,763
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2025, Small Cap Index held two common stock investments and five rights investments that were categorized as
Level 3 investments which were each valued at $0.

120 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Small Cap Index
Warrants Total
Balance as of 10/31/2024 $ 527 $ 527
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2 2
Purchases — —
Sales (2) (2)
Change in Unrealized Appreciation/Depreciation (560) (560)
Transfers into Level 3 527 527
Transfers out of Level 3 — —
Balance as of 4/30/2025 $ 494 $ 494
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2025 ** $ (33) $ (33)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 121
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2025:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 136,552
Total $ 136,552
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 115,817
Total $ 115,817
NYSE Arca Tech 100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 99,391
Total $ 99,391

122 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 110,237
Total $ 110,237
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (5,492)
Total $ (5,492)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (76,761)
Total $ (76,761)
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (457,288)
Total $ (457,288)
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (419,755)
Total $ (419,755)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,278,243)
Total $ (1,278,243)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (207,588)
Total $ (207,588)

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 123
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six Months
Ended April 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2025:
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 293,367
Total $ 293,367
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 168,161
Total $ 168,161
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 151,249
Total $ 151,249
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 134,674
Total $ 134,674
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 11,582
Total $ 11,582
International Index
Futures Contracts:
Average Notional Balance Long $ 5,500,919
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 4,189,207
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 4,289,365
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 12,870,652
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 1,746,666

124 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of April 30, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 125
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 9,703,967
International Index 25,456,240
Mid Cap Market Index 38,744,976
NYSE Arca Tech 100 Index 1,871,335
S&P 500 Index 9,806,747
Small Cap Index 15,625,098

126 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Santander US Capital Markets, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $35,204,255, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.13%, maturing 10/23/2025 - 1/15/2029; total market value
$35,908,367.
Societe Generale , 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 7,703,967 $ – $ 7,703,967 $ (7,703,967) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Societe Generale 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,703,967 $ – $ 9,703,967 $ (9,703,967) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 21,456,240 $ – $ 21,456,240 $ (21,456,240) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Societe Generale 1,000,000 – 1,000,000 (1,000,000) –
Total $ 25,456,240 $ – $ 25,456,240 $ (25,456,240) $ –

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 127
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,744,976 $ – $ 9,744,976 $ (9,744,976) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Societe Generale 27,000,000 – 27,000,000 (27,000,000) –
Total $ 38,744,976 $ – $ 38,744,976 $ (38,744,976) $ –
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,871,335 $ – $ 1,871,335 $ (1,871,335) $ –
Total $ 1,871,335 $ – $ 1,871,335 $ (1,871,335) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,806,747 $ – $ 4,806,747 $ (4,806,747) $ –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 9,806,747 $ – $ 9,806,747 $ (9,806,747) $ –

128 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 10,425,098 $ – $ 10,425,098 $ (10,425,098) $ –
Santander US Capital
Markets 200,000 – 200,000 (200,000) –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 15,625,098 $ – $ 15,625,098 $ (15,625,098) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 129
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.

130 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
During the six months ended April 30, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 28,368
Small Cap Index 22,841

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 131
For the six months ended April 30, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18 % N/A 0.09%
International Index 0.24 N/A 0.20
Mid Cap Market Index 0.20 0.19% 0.19
NYSE Arca Tech 100 Index 0.22 N/A 0.22
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
Bond Index $ 92,702 $ 220,409 $ 221,570 $ 115,617 $ 650,298
International Index 215,803 463,596 344,675 177,686 1,201,760
Mid Cap Market Index — — — — —
NYSE Arca Tech 100 Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 106,881 88,851 46,680 25,279 267,691

132 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $674,829 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $8,744.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to 5.75%, and
Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $126,353. From these fees, NFD retained a portion amounting to $18,222.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class R
Shares (a)
Service Class
Shares
Bond Index 0.25% N/A N/A
International Index 0.25 0.50% N/A
Mid Cap Market Index 0.25 0.50 N/A
NYSE Arca Tech 100 Index 0.25 N/A N/A
S&P 500 Index 0.25 0.50 0.15%
Small Cap Index 0.25 0.50 N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 133
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the six
months ended April 30, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2025 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended April 30, 2025, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class A Class R
Institutional
Service Class Service Class
Bond Index 0.17 % N/A 0.25 % N/A
International Index 0.15 0.25% 0.25 N/A
Mid Cap Market Index 0.15 0.25 0.23 N/A
NYSE Arca Tech 100 Index 0.08 N/A 0.13 N/A
S&P 500 Index 0.14 0.24 0.25 0.25%
Small Cap Index 0.17 0.25 0.25 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 202,516
International Index 333,987
Mid Cap Market Index 217,537
NYSE Arca Tech 100 Index 304,057
S&P 500 Index 1,534,499
Small Cap Index 161,260
Fund
% of Shares
Outstanding
Owned
Bond Index 66.09%
International Index 80.97
Mid Cap Market Index 73.02
NYSE Arca Tech 100 Index 1.92
S&P 500 Index 44.41
Small Cap Index 56.59
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Small Cap Index $ 5,585 $ 14,918 $ 10,103

134 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the
Fund Purchases
*
Sales
*
Bond Index $ 113,766,594 $ 117,584,995
International Index 76,253,272 333,413,587
Mid Cap Market Index 44,922,093 125,194,978
NYSE Arca Tech 100 Index 777,628 65,142,531
S&P 500 Index 34,408,571 90,926,546
Small Cap Index 8,472,047 23,469,105
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 29,075,324 $ 30,046,796

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 135
investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving

136 - Notes to Financial Statements - April 30, 2025 (Unaudited) - Index Funds
only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

Index Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 137
9. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Federal Tax Information
As of April 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Bond Index 74.59% 3(a)
International Index 34.17 2(a)
Mid Cap Market Index 53.39 4(a)
NYSE Arca Tech 100 Index 10.57 1
S&P 500 Index 60.61 4(a)
Small Cap Index 52.05 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 285,425,542 $ 1,646,205 $ (20,734,028) $ (19,087,823)
International Index 461,259,917 359,288,255 (9,900,288) 349,387,967
Mid Cap Market Index 389,982,168 169,800,790 (37,603,273) 132,197,517
NYSE Arca Tech 100 Index 173,880,310 428,637,300 (15,494,044) 413,143,256
S&P 500 Index 645,446,554 890,456,661 (38,148,374) 852,308,287
Small Cap Index 189,155,702 67,923,067 (41,313,006) 26,610,061

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Semi-Annual Financial Statements
April 30, 2025 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/ or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 40
Statements of Operations 44
Statements of Changes in Net Assets 46
Financial Highlights 54
Notes to Financial Statements 59

2 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 13.3%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1.7%
Other 1.7%
ACREC Ltd., Series 2021-
FL1, Class A, 5.58%,
10/16/2036(a)(b) 991,806 986,125
FS Rialto, Series 2021-
FL3, Class A, 5.69%,
11/16/2036(a)(b) 1,610,695 1,602,963
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
5.44%, 9/17/2036(a)(b) 473,482 470,470
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 5.90%,
1/17/2037(a)(b) 1,410,693 1,406,283
MF1, Series 2024-FL16,
Class A, 5.86%,
11/18/2039(a)(b) 5,150,000 5,143,560
MF1 Ltd.
Series 2021-FL7, Class
A, 5.51%, 10/16/2036(a)
(b) 2,265,457 2,255,304
Series 2022-FL8, Class
A, 5.67%, 2/19/2037(a)
(b) 2,117,703 2,110,814
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 6.28%, 7/18/2031(a)
(b) 1,350,000 1,352,325
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.98%, 2/15/2039(a)(b) 2,215,638 2,212,631
17,540,475
UNITED STATES 11.6%
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 116,250 108,842
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 987,609 923,224
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 66,143 65,898
1,097,964
Automobiles 5.3%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 368,161 372,521
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 966,525 968,138
American Credit
Acceptance Receivables
Trust, Series 2023-
4, Class C, 6.99%,
9/12/2030(b) 2,110,000 2,137,066
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,476,922
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 619,765
Exeter Automobile
Receivables Trust
Series 2024-3A, Class
E, 7.84%, 10/15/2031(b) 1,600,000 1,626,488
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 2,230,000 2,250,259
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 3,500,000 3,510,702
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,856,830
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,239,873
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 709,735
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,435,306
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,287,727
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,571,647
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,059,127
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,482,941
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,058,136
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,127,203
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
9.60%, 5/20/2032(a)(b) 309,080 313,782
JPMorgan Chase Bank
NA-CACLN, Series
2021-3, Class F, 3.69%,
2/26/2029(b) 550,000 549,355
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
6.99%, 11/15/2027(a)(b) 2,550,000 2,558,491
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,315,647
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,557,982

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,065,740
Santander Bank Auto
Credit-Linked Notes
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 1,240,000 1,251,625
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 1,253,960 1,278,572
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 838,815
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,265,401
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,751,059
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,357,726
50,894,581
Credit Card 0.1%
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 746,830
Equipment Loans & Leases 1.0%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 1,200,341 1,199,700
NMEF Funding LLC
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 610,000 627,543
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,341,317
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,596,960
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 3,180,000 3,194,659
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,573,314
9,533,493
Financial Services 0.7%
MPOWER Education Trust
Series 2025-A, Class B,
8.47%, 7/21/2042(b) 4,330,000 4,329,565
Series 2025-A, Class C,
10.84%, 7/21/2042(b) 2,240,000 2,239,812
Home Equity 0.7%
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 929,580 953,586
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 2,120,907 2,139,193
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,152,698 2,226,616
Vista Point Securitization
Trust, Series 2024-
CES1, Class A1, 6.68%,
5/25/2054(b)(c) 1,319,025 1,335,139
6,654,534
Manufactured Housing 0.3%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 3,137,278 2,707,543
Other 3.1%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL4, Class
A, 5.79%, 11/15/2036(a)
(b) 1,074,292 1,073,355
Series 2021-FL4, Class
B, 6.44%, 11/15/2036(a)
(b) 920,000 916,291
Series 2022-FL1, Class
A, 5.79%, 1/15/2037(a)
(b) 1,345,387 1,344,550
BDS LLC, Series 2024-
FL13, Class A, 5.90%,
9/19/2039(a)(b) 1,370,000 1,367,429
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,159,976
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,514,182
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.96%, 7/15/2039(a)(b) 1,930,000 1,926,374
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
5.84%, 2/15/2037(a)(b) 216,194 215,315
FS Rialto Issuer LLC
Series 2022-FL4, Class
A, 6.25%, 1/19/2039(a)
(b) 576,630 576,630
Series 2024-FL9, Class
A, 5.95%, 10/19/2039(a)
(b) 3,320,000 3,313,768
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.68%, 12/25/2051(a)(b) 1,540,271 1,548,714
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 728,937
KREF Ltd., Series 2022-
FL3, Class A, 5.77%,
2/17/2039(a)(b) 1,839,691 1,835,087

4 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MF1, Series 2024-FL15,
Class A, 6.01%,
8/18/2041(a)(b) 1,800,000 1,800,002
MF1 LLC, Series 2024-
FL14, Class A, 6.06%,
3/19/2039(a)(b) 2,175,000 2,175,000
Pagaya AI Debt Trust,
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 101,493 101,613
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 995,611
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 780,069
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 375,394
Ready Capital Mortgage
Financing LLC
Series 2021-FL7, Class
B, 6.24%, 11/25/2036(a)
(b) 1,150,000 1,143,107
Series 2023-FL11, Class
B, 7.86%, 10/25/2039(a)
(b) 1,440,000 1,447,418
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 564,814
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 352,329
Series 2025-SFR1,
Class D, 6.33%,
3/17/2042(a)(b) 2,100,000 2,096,580
29,352,545
Student Loan 0.3%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 2,591,856 2,599,804
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 7.10%,
6/25/2047(a)(b) 803,555 818,992
3,418,796
110,975,663
Total Asset-Backed Securities
(cost  $127,691,050) 128,516,138
Collateralized Mortgage Obligations 12.5%
Principal
Amount ($) Value ($)
BERMUDA 0.8%
Bellemeade Re Ltd.
Series 2021-3A, Class
B1, 8.20%, 9/25/2031(a)
(b) 1,380,000 1,412,081
Series 2024-1,
Class M1B, 7.55%,
8/25/2034(a)(b) 1,320,000 1,333,979
Eagle RE Ltd., Series
2021-2, Class M2,
8.60%, 4/25/2034(a)(b) 1,370,000 1,407,223
Home RE Ltd., Series
2023-1, Class M1B,
8.95%, 10/25/2033(a)(b) 510,000 525,287
Oaktown Re VI Ltd.,
Series 2021-1A,
Class B1, 9.85%,
10/25/2033(a)(b) 350,000 361,918
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.75%,
4/25/2034(a)(b) 1,050,000 1,076,265
Radnor RE Ltd., Series
2021-1, Class M2,
7.50%, 12/27/2033(a)(b) 1,230,000 1,243,119
7,359,872
0
GERMANY 0.1%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 7.05%,
7/25/2033(a)(b) 818,564 823,045
Series 2023-1,
Class M1B, 8.70%,
7/25/2033(a)(b) 330,000 340,746
UNITED STATES 11.6%
A&D Mortgage Trust
Series 2023-NQM4,
Class B1, 8.07%,
9/25/2068(a)(b) 1,570,000 1,573,798
Series 2024-NQM5,
Class B1A, 7.72%,
11/25/2069(a)(b) 1,756,000 1,806,499
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.93%,
9/25/2063(a)(b) 2,535,000 2,532,185
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,972,261
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,541,811
COLT Mortgage Loan
Trust
Series 2024-4, Class
B1, 7.84%, 7/25/2069(a)
(b) 2,080,000 2,089,016

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
COLT Mortgage Loan
Trust
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 3,792,000 3,763,109
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,329,055
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 7.47%,
1/25/2040(a)(b) 2,445,000 2,472,506
Series 2021-R01,
Class 1B2, 10.35%,
10/25/2041(a)(b) 3,401,143 3,532,937
Series 2021-R03,
Class 1B2, 9.85%,
12/25/2041(a)(b) 2,470,000 2,553,363
Series 2022-R02,
Class 2M2, 7.35%,
1/25/2042(a)(b) 330,000 336,600
Series 2022-R02,
Class 2B2, 12.00%,
1/25/2042(a)(b) 3,990,000 4,264,313
Series 2023-R03,
Class 2M1, 6.85%,
4/25/2043(a)(b) 702,562 711,304
Series 2023-R06,
Class 1M1, 6.05%,
7/25/2043(a)(b) 375,204 376,611
Series 2024-R02,
Class 1B1, 6.85%,
2/25/2044(a)(b) 1,720,000 1,724,296
Series 2024-R03,
Class 2M2, 6.30%,
3/25/2044(a)(b) 1,090,000 1,089,998
Series 2024-R04,
Class 1A1, 5.35%,
5/25/2044(a)(b) 2,068,952 2,061,546
Series 2024-R05,
Class 2B1, 6.35%,
7/25/2044(a)(b) 1,260,000 1,242,684
Series 2024-R06,
Class 1M1, 5.40%,
9/25/2044(a)(b) 506,672 505,883
Series 2024-R06,
Class 1M2, 5.95%,
9/25/2044(a)(b) 1,990,000 1,986,907
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 489,746
Eagle RE Ltd., Series
2023-1, Class M1B,
8.30%, 9/26/2033(a)(b) 2,060,000 2,111,269
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 284,207 209,444
FHLMC REMIC
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 75 1
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC REMIC
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 58,863 1,308
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 154,496 3,702
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 495 1
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 150,000 143,321
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 528,703 507,754
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.97%, 12/25/2042(a) 1,560,000 1,595,527
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 6.85%,
1/25/2042(a)(b) 180,000 182,475
Series 2023-DNA1,
Class M1A, 6.45%,
3/25/2043(a)(b) 1,412,007 1,435,341
Series 2023-DNA2,
Class M1A, 6.45%,
4/25/2043(a)(b) 1,519,712 1,538,745
Series 2025-HQA1,
Class M2, 6.00%,
2/25/2045(a)(b) 1,240,000 1,229,931
Series 2020-HQA5,
Class B2, 11.75%,
11/25/2050(a)(b) 630,000 743,927
Series 2020-DNA6,
Class B2, 10.00%,
12/25/2050(a)(b) 790,000 884,660
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 9.27%,
9/25/2047(a)(b) 4,089,000 4,291,767
Series 2019-FTR4,
Class B2, 9.47%,
11/25/2047(a)(b) 1,280,000 1,395,200
Series 2019-FTR1,
Class B2, 12.82%,
1/25/2048(a)(b) 3,516,000 4,054,984
Series 2018-HQA2,
Class B2, 15.47%,
10/25/2048(a)(b) 2,050,000 2,490,225
Series 2019-DNA3,
Class B2, 12.62%,
7/25/2049(a)(b) 720,000 815,400
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 39,325,983 484,178
FNMA REMIC
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 64,173 1,304

6 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMIC
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 81,478 2,081
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 74,978 1,641
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 11,463 206
Series 2018-42,
Class SB, IO, 1.73%,
6/25/2048(a) 5,376,923 699,401
GCAT Trust
Series 2024-NQM1,
Class B1, 7.92%,
1/25/2059(a)(b) 595,000 597,740
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 458,407
GNMA REMIC
Series 2013-84,
Class SC, IO, 2.16%,
3/16/2040(a) 27,925 1,503
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 38,606 3,079
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 83,236 13,671
Series 2016-5, Class
CS, IO, 1.72%,
1/20/2046(a) 89,035 10,603
Series 2016-20,
Class SB, IO, 1.67%,
2/20/2046(a) 84,612 10,739
Series 2016-17,
Class JS, IO, 1.67%,
2/20/2046(a) 69,983 8,667
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 50,026 9,478
Series 2016-88,
Class SM, IO, 1.67%,
7/20/2046(a) 89,735 11,574
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 92,265 17,838
Series 2016-118,
Class DS, IO, 1.67%,
9/20/2046(a) 105,379 13,930
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 53,487 9,355
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 975,828 165,298
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 335,259 57,708
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 165,851
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMIC
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 14,190,096 184,898
Imperial Fund Mortgage
Trust
Series 2022-NQM5,
Class B1, 6.25%,
8/25/2067(b)(c) 3,106,000 3,048,731
Series 2023-NQM1,
Class B1, 8.11%,
2/25/2068(a)(b) 2,270,000 2,266,373
J.P. Morgan Mortgage
Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 27,196,314 178,000
Series 2021-8, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 24,422,629 158,373
MFA Trust
Series 2023-RTL2,
Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,853,284
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,662,971
Morgan Stanley
Residential Mortgage
Loan Trust, Series
2023-NQM1, Class B2,
7.42%, 9/25/2068(a)(b) 3,264,000 3,182,721
PRKCM Trust, Series
2023-AFC3, Class B1,
7.80%, 9/25/2058(a)(b) 870,000 868,531
PRPM, Series 2024-
NQM3, Class B1,
7.48%, 8/25/2069(a)(b) 2,610,000 2,615,108
PRPM Trust
Series 2023-NQM2,
Class B1, 6.96%,
8/25/2068(a)(b) 1,240,000 1,228,138
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,114,634
Radnor Re Ltd.
Series 2024-1,
Class M1A, 6.35%,
9/25/2034(a)(b) 964,762 965,376
Series 2024-1,
Class M1B, 7.25%,
9/25/2034(a)(b) 1,620,000 1,631,880
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,211,741
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,194,541

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 7
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Saluda Grade Alternative
Mortgage Trust
STACR Trust, Series
2018-HRP2, Class B2,
14.97%, 2/25/2047(a)(b) 1,380,000 1,692,225
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,673,556
Triangle Re Ltd., Series
2023-1, Class M1B,
9.60%, 11/25/2033(a)(b) 1,640,000 1,729,302
Verus Securitization Trust
Series 2023-4, Class
B1, 8.09%, 5/25/2068(a)
(b) 2,530,000 2,536,282
Series 2023-5, Class
B2, 8.04%, 6/25/2068(a)
(b) 1,240,000 1,231,610
Series 2023-6, Class
B1, 7.80%, 9/25/2068(a)
(b) 1,529,000 1,527,612
Series 2023-7,
Class B1, 7.89%,
10/25/2068(a)(b) 1,090,000 1,090,879
Series 2023-INV3,
Class B1, 8.21%,
11/25/2068(a)(b) 1,955,000 1,971,941
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 656,459
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 2,290,000 2,293,099
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,138,768
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,250,432
112,493,127
0
Total Collateralized Mortgage Obligations
(cost $118,970,886) 121,016,790
Commercial Mortgage-Backed Securities 3.3%
CAYMAN ISLANDS 0.2%
AREIT Ltd. , Series 2024-
CRE9, Class A, 6.01%,
5/17/2041(a)(b) 1,490,000 1,488,133
UNITED STATES 3.1%
BAMLL Commercial
Mortgage Securities
Trust , Series 2024-
NASH, Class B, 7.07%,
5/15/2039(a)(b) 2,130,000 2,090,311
BX Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-ARIA,
Class D, 6.33%,
10/15/2036(a)(b) 2,118,000 2,096,820
Series 2021-ARIA,
Class G, 7.58%,
10/15/2036(a)(b) 2,070,000 2,030,034
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.64%,
10/10/2048(a) 1,350,000 1,085,943
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.72%, 11/15/2048(a) 250,000 241,632
Extended Stay America
Trust , Series 2021-
ESH, Class F, 8.14%,
7/15/2038(a)(b) 3,979,396 3,929,653
FHLMC Multifamily
Structured Credit Risk
REMIC
Series 2021-MN1, Class
M2, 8.10%, 1/25/2051(a)
(b) 700,000 726,855
Series 2021-MN3,
Class M2, 8.35%,
11/25/2051(a)(b) 815,000 846,509
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
6.54%, 10/15/2036(a)(b) 350,000 345,202
Series 2021-IP, Class E,
7.99%, 10/15/2036(a)(b) 150,000 145,513
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,061,280
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
7.51%, 5/15/2037(a)(b) 540,000 529,875
HTL Commercial Mortgage
Trust , Series 2024-
T53, Class D, 8.47%,
5/10/2039(a)(b) 2,880,000 2,929,636
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.99%, 10/5/2039(a)(b) 260,000 256,505
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,617,491
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 2,001,214
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 330,961

8 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.72%,
10/25/2049(a)(b) 841,137 841,135
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,640,338
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.82%, 12/10/2034(a)
(b) 700,000 707,954
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.68%, 10/15/2050(a) 810,000 735,369
Velocity Commercial
Capital Loan Trust
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 1,202,217 1,205,368
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,745,726 1,758,289
Total Commercial Mortgage-Backed
Securities
(cost $32,174,604)
31,642,020
Corporate Bonds 61.5%
AUSTRALIA 0.7%
Banks 0.7%
Commonwealth Bank of
Australia
(SOFR + 0.81%),
5.19%, 3/14/2030(b)(d)
(e) 4,670,000 4,679,387
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.32%), 5.93%,
3/14/2046(b)(d)(e) 1,740,000 1,682,754
6,362,141
BERMUDA 6.0%
Financial Services 1.2%
2001 Cat RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 13.04%),
17.32%, 1/8/2027(b)(d) 1,000,000 1,040,000
Acorn Re Ltd., Series B,
(T-BILL 1MO + 3.10%),
7.38%, 11/7/2025(b)(d) 250,000 250,550
Acorn Re Ltd., Series A,
(T-BILL 1MO + 3.10%),
7.38%, 11/5/2027(b)(d) 500,000 504,250
Alamo Re Ltd.
Series A, (T-BILL 1MO
+ 7.52%), 11.81%,
6/7/2025(b)(d) 1,250,000 1,254,375
Series A, (T-BILL 1MO
+ 8.39%), 12.67%,
6/7/2026(b)(d) 500,000 511,850
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Series A, (T-BILL 1MO
+ 6.00%), 10.27%,
6/7/2027(b)(d) 500,000 515,850
Alamo Re Ltd., Series B,
(T-BILL 1MO + 7.75%),
12.02%, 6/7/2027(b)(d) 250,000 260,575
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.65%), 9.94%,
6/8/2026(b)(d) 250,000 254,075
Series A-1, (3 Month
Treasury Bill Rate
+ 5.50%), 9.78%,
6/7/2027(b)(d) 250,000 253,875
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.18%),
13.47%, 6/8/2026(b)(d) 250,000 259,875
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 6.32%,
7/7/2025(b)(d) 250,000 249,625
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.78%,
1/8/2027(b)(d) 500,000 506,550
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 10.03%,
1/6/2027(b)(d) 250,000 251,225
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 14.78%,
4/8/2026(b)(d) 250,000 259,600
Kilimanjaro II Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 10.53%,
6/30/2028(b)(d) 500,000 521,450
Kilimanjaro II Re Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.25%), 11.54%,
6/30/2028(b)(d) 500,000 525,600
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 9.07%,
4/9/2026(b)(d) 500,000 505,250
Mayflower Re Ltd.,
Series B, (T-BILL 1MO
+ 6.02%), 10.30%,
7/8/2026(b)(d) 500,000 510,000
Mayflower Re Ltd., Series
A, (T-BILL 1MO +
4.50%, 1.56% Cap,
0.56% Floor), 4.50%,
7/8/2027(b)(d) 500,000 508,750

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mona Lisa Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 7.00%), 11.29%,
7/8/2025(b)(d) 500,000 500,250
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
16.79%, 1/8/2026(b)(d) 250,000 256,075
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.52%,
3/5/2027(b)(d) 500,000 498,050
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.05%), 9.33%,
1/8/2026(b)(d) 400,000 385,600
Veraison Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 4.74%), 9.02%,
3/8/2027(b)(d) 500,000 512,400
Series A, (T-BILL 1MO
+ 3.50%), 7.78%,
3/8/2028(b)(d) 250,000 247,550
Veraison Re Ltd., Series B,
(T-BILL 1MO + 5.00%),
9.28%, 3/8/2028(b)(d) 250,000 248,625
11,591,875
Insurance 4.7%
Armor RE II Ltd., Series A,
(3 Month Treasury Bill
Rate + 8.50%), 12.77%,
1/7/2028(b)(d) 500,000 502,150
Blue Ridge Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 7.99%), 7.99%,
1/8/2027(b)(d) 250,000 256,125
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 9.53%,
1/8/2027(b)(d) 250,000 256,625
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.45%), 12.73%,
1/8/2026(b)(d) 250,000 253,625
Bonanza RE Ltd., Series
B, (3 Month Treasury Bill
Rate + 3.75%), 8.03%,
12/19/2027(b)(d) 250,000 247,125
Bonanza RE Ltd., Series
C, (3 Month Treasury Bill
Rate + 5.50%), 9.79%,
12/19/2027(b)(d) 500,000 500,850
Bridge Street Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 8.28%,
1/7/2028(b)(d) 1,000,000 995,500
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 8.42%), 12.71%,
4/28/2026(b)(d) 1,000,000 1,022,400
Series A, (T-BILL 1MO
+ 6.90%), 11.18%,
3/13/2028(b)(d) 500,000 502,000
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.59%), 10.88%,
6/7/2026(b)(d) 250,000 255,825
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 13.53%,
6/7/2027(b)(d) 250,000 263,225
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.02%,
6/7/2028(b)(d) 500,000 495,900
First Coast Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.52%), 9.25%,
4/7/2026(b)(d) 250,000 255,325
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 10.77%,
3/10/2028(b)(d) 500,000 499,000
First Coast Re IV Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.50%), 11.77%,
3/10/2028(b)(d) 250,000 249,375
FloodSmart Re Ltd.
Series A, (T-BILL 1MO
+ 17.15%), 21.44%,
3/11/2026(b)(d) 500,000 492,300
Series A, (3 Month
Treasury Bill Rate +
14.00%), 18.29%,
3/12/2027(b)(d) 1,000,000 1,019,800
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.46%), 10.74%,
1/7/2026(b)(d) 250,000 251,925
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.02%,
1/7/2027(b)(d) 750,000 762,375
Series A, (3 Month
Treasury Bill Rate
+ 5.50%), 9.79%,
1/7/2028(b)(d) 500,000 497,350
Four Lakes Re Ltd.
Series B, (3 Month
Treasury Bill Rate
+ 9.50%), 13.77%,
1/7/2027(b)(d) 250,000 258,975

10 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series B, (3 Month
Treasury Bill Rate
+ 8.25%), 12.52%,
1/7/2028(b)(d) 500,000 498,050
Fuchsia - London Bridge
2 PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 5.00%), 9.29%,
4/6/2028(b)(d) 500,000 502,000
Genesee Street Re Ltd.,
Series 2025, (T-BILL
1MO + 3.25%), 7.52%,
4/7/2028(b)(d) 500,000 500,000
Herbie Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.00%), 10.28%,
1/7/2028(b)(d) 500,000 480,150
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.54%,
1/8/2029(b)(d) 500,000 499,200
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.00%), 13.27%,
1/8/2028(b)(d) 250,000 239,400
Integrity RE III Ltd., Series
A-2, (T-BILL 1MO
+ 8.00%), 12.28%,
6/6/2028(b)(d) 500,000 495,750
Integrity RE III Ltd., Series
B-2, (T-BILL 1MO
+ 9.75%), 14.02%,
6/6/2028(b)(d) 500,000 495,100
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.86%),
17.15%, 6/6/2025(b)(d) 750,000 755,625
Integrity Re Ltd., Series B,
(T-BILL 1MO + 13.25%),
17.54%, 6/6/2026(b)(d) 250,000 257,725
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.52%,
4/30/2027(b)(d) 500,000 523,100
Kendall Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.75%), 12.02%,
4/30/2027(b)(d) 250,000 257,875
Longleaf Pine Re Ltd.,
Series 1, (T-BILL 1MO
+ 17.50%), 21.78%,
5/25/2027(b)(d) 500,000 522,950
Marlon Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
6/7/2027(b)(d) 250,000 255,850
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Merna Reinsurance II
Ltd., Series 2, (3 Month
Treasury Bill Rate
+ 7.49%), 11.78%,
7/7/2025(b)(d) 1,250,000 1,257,000
Merna Reinsurance II
Ltd., Series 3, (3 Month
Treasury Bill Rate
+ 7.53%), 11.81%,
7/7/2025(b)(d) 4,750,000 4,785,625
Merna Reinsurance II Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.03%,
7/7/2026(b)(d) 250,000 255,875
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.53%,
7/7/2027(b)(d) 250,000 260,200
Merna Reinsurance II Ltd.
Series B, (3 Month
Treasury Bill Rate +
10.25%), 14.53%,
7/7/2026(b)(d) 250,000 260,875
Series B, (3 Month
Treasury Bill Rate
+ 8.75%), 13.03%,
7/7/2027(b)(d) 250,000 257,000
Merna Reinsurance II
Ltd., Series C, (3 Month
Treasury Bill Rate
+ 8.50%), 12.78%,
7/7/2027(b)(d) 500,000 507,800
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 751,200
MMIFS Re Ltd.,
(CAONINDX + 2.82%),
5.57%, 1/10/2028(b)(d) CAD 500,000 361,953
Montoya Re Ltd., Series A,
(T-BILL 1MO + 5.75%),
10.03%, 4/7/2028(b)(d) 500,000 494,250
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 8.93%), 13.22%,
1/8/2026(b)(d) 250,000 256,775
Series A, (3 Month
Treasury Bill Rate +
12.00%), 16.29%,
1/8/2027(b)(d) 750,000 782,700
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 8.29%,
1/10/2028(b)(d) 250,000 248,750

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Northshore Re II Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 9.29%,
4/7/2028(b)(d) 1,000,000 995,700
Ocelot Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 4.50%), 8.79%,
2/26/2029(b)(d) 750,000 746,250
Palm RE Ltd.
Series A, (T-BILL 1MO
+ 9.50%), 13.78%,
6/7/2027(b)(d) 250,000 262,275
Series A, (T-BILL 1MO
+ 7.75%), 12.02%,
6/7/2028(b)(d) 500,000 499,250
Purple Re Ltd.
Series A, (T-BILL 1MO
+ 10.50%), 14.79%,
6/5/2026(b)(d) 250,000 259,300
Series A, (T-BILL 1MO
+ 9.00%), 13.28%,
6/7/2027(b)(d) 500,000 512,300
Sakura RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.75%), 7.03%,
4/5/2029(b)(d) 250,000 249,625
Sanders RE II Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 4.00%),
8.31%, 4/7/2028(b)(d) 400,000 399,600
Sanders RE II Ltd., Series
B-1, (3 Month Treasury
Bill Rate + 4.50%),
8.78%, 4/7/2028(b)(d) 400,000 399,600
Sanders RE II Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.00%), 8.29%,
4/7/2029(b)(d) 2,250,000 2,212,650
Sanders RE II Ltd., Series
B, (3 Month Treasury Bill
Rate + 5.25%), 9.54%,
4/7/2029(b)(d) 2,250,000 2,244,375
Sanders RE II Ltd., Series
A-2, (3 Month Treasury
Bill Rate + 4.25%),
8.53%, 4/8/2030(b)(d) 400,000 399,600
Sanders RE II Ltd., Series
B-2, (3 Month Treasury
Bill Rate + 4.75%),
9.03%, 4/8/2030(b)(d) 400,000 399,600
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.41%), 7.70%,
4/7/2026(b)(d) 500,000 492,700
Series A, (3 Month
Treasury Bill Rate
+ 8.14%), 12.43%,
6/5/2026(b)(d) 500,000 518,550
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.04%,
4/7/2028(b)(d) 1,250,000 1,289,000
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.55%), 9.83%,
4/7/2027(b)(d) 250,000 255,700
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.52%), 9.81%,
6/8/2026(b)(d) 500,000 511,500
Sutter Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 6.75%), 11.03%,
6/19/2026(b)(d) 250,000 256,475
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.53%),
16.82%, 2/27/2026(b)(d) 250,000 258,500
Torrey Pines Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 5.22%), 9.49%,
6/5/2026(b)(d) 250,000 255,450
Series A, (T-BILL 1MO
+ 6.00%), 10.27%,
6/7/2027(b)(d) 250,000 259,925
Series A, (T-BILL 1MO
+ 3.75%), 8.04%,
6/7/2028(b)(d) 500,000 499,969
Torrey Pines Re Ltd.
Series B, (T-BILL 1MO
+ 7.25%), 11.54%,
6/7/2027(b)(d) 250,000 261,400
Series B, (T-BILL 1MO
+ 4.50%), 8.78%,
6/7/2028(b)(d) 250,000 249,993
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 9.78%,
12/6/2025(b)(d) 250,000 253,675
Ursa Re Ltd., Series E,
(3 Month Treasury Bill
Rate + 9.25%), 13.54%,
12/7/2026(b)(d) 250,000 262,675
Ursa Re Ltd., Series F,
(3 Month Treasury Bill
Rate + 7.50%), 11.79%,
2/22/2028(b)(d) 500,000 504,800
Winston RE Ltd.
Series A, (3 Month
Treasury Bill Rate +
10.25%), 14.53%,
2/26/2027(b)(d) 250,000 262,250
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 10.79%,
2/21/2028(b)(d) 500,000 499,050

12 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
16.02%, 2/26/2027(b)(d) 250,000 260,300
43,332,590
Metals & Mining 0.1%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 11.28%,
1/8/2026(b)(d) 250,000 250,425
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.28%,
1/7/2028(b)(d) 500,000 518,500
768,925
55,693,390
BRAZIL 0.5%
Electric Utilities 0.1%
Light Energia SA, 4.38%,
6/18/2026 360,727 333,672
Light Servicos de
Eletricidade SA, 2.26%,
12/19/2037(f) 696,741 151,381
485,053
Food Products 0.3%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 3,725,000 3,278,079
Oil, Gas & Consumable Fuels 0.1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 994,298 768,592
4,531,724
CAMEROON 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 346,095
CANADA 2.0%
Commercial Services & Supplies 1.5%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,525,563
6.32%, 12/4/2028(b) 1,605,000 1,688,295
5.04%, 3/25/2030(b)(e) 5,705,000 5,676,999
Garda World Security
Corp., 8.38%,
11/15/2032(b)(e) 5,820,000 5,740,987
14,631,844
Multi-Utilities 0.1%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 661,829
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels 0.4%
Enbridge, Inc.
5.63%, 4/5/2034 730,000 738,497
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d) 490,000 487,029
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d) 490,000 492,287
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d) 928,000 1,000,282
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(b)(d)(e) 805,000 791,251
3,509,346
18,803,019
CAYMAN ISLANDS 0.6%
Consumer Finance 0.3%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b)
(e) 2,465,000 2,456,070
Financial Services 0.0%
†
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 8.54%,
6/1/2026(b)(d) 250,000 251,625
Insurance 0.3%
Residential Reinsurance
2004 Ltd., Series 4,
(3 Month Treasury Bill
Rate + 5.25%), 9.53%,
12/6/2028(b)(d) 750,000 756,525
Residential Reinsurance
2004 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 7.00%), 11.27%,
12/6/2028(b)(d) 750,000 758,550
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.05%), 10.32%,
12/6/2025(b)(d) 500,000 487,400
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.27%,
1/6/2026(b)(d) 250,000 250,475

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 7.02%,
1/6/2026(b)(d) 300,000 301,110
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 7.79%,
1/5/2027(b)(d) 500,000 513,050
3,067,110
5,774,805
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA, 11.00%,
4/1/2031(b)(d)(f) 328,809 328,672
COLOMBIA 0.5%
Passenger Airlines 0.5%
ABRA Global Finance,
6.00%, 10/22/2029(b)(f) 6,735,763 4,566,847
FINLAND 0.2%
Banks 0.2%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(g) 1,840,000 1,616,519
FRANCE 3.6%
Banks 3.1%
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(d) 9,500,000 9,484,637
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d)
(e) 3,170,000 3,246,631
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(g) 682,000 674,054
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,390,528
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,105,754
Societe Generale SA
5.25%, 2/19/2027(b)(e) 4,600,000 4,635,657
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d) 2,935,000 3,014,242
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d)(e) 1,400,000 1,421,699
29,973,202
Diversified Telecommunication Services 0.1%
Altice France SA, 5.13%,
7/15/2029(b)(e) 930,000 758,772
Electric Utilities 0.4%
Electricite de France SA,
6.38%, 1/13/2055(b) 3,980,000 3,934,855
34,666,829
GERMANY 1.7%
Automobiles 1.3%
Mercedes-Benz Finance
North America LLC
5.05%, 8/3/2033(b)(e) 1,610,000 1,578,306
5.45%, 4/1/2035(b) 6,755,000 6,712,531
Volkswagen Group of
America Finance LLC,
5.80%, 3/27/2035(b)(e) 3,930,000 3,908,627
12,199,464
Insurance 0.4%
Allianz SE, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d) 3,600,000 3,492,667
15,692,131
GHANA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 5,000,000 4,515,359
Tullow Oil plc, 10.25%,
5/15/2026(b) 654,000 514,534
5,029,893
HONG KONG 0.2%
Financial Services 0.2%
Black Kite Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.82%), 11.10%,
6/9/2025(b)(d) 1,000,000 1,002,500
Series A, (3 Month
Treasury Bill Rate
+ 8.00%), 12.28%,
5/8/2028(b)(d) 500,000 499,950
1,502,450
IRELAND 0.9%
Consumer Finance 0.7%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b)(e) 2,025,000 2,088,045

14 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND
Consumer Finance
5.15%, 1/15/2030(b) 3,500,000 3,459,679
5.38%, 5/30/2030(b)(e) 1,650,000 1,644,830
7,192,554
Financial Services 0.2%
Atlas Capital DAC, Series
A, (SOFR + 7.65%),
12.04%, 6/5/2026(b)(d) 250,000 257,950
Atlas Capital DAC, Series
2024, (SOFR + 12.50%),
16.86%, 6/8/2027(b)(d) 500,000 558,600
Atlas Capital DAC, Series
2025, (United States
SOFR Compounded
Index + 0.50%), 4.81%,
6/7/2028(b)(d) 500,000 499,250
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 11.78%,
12/8/2025(b)(d) 750,000 751,650
2,067,450
9,260,004
ISRAEL 0.5%
Pharmaceuticals 0.5%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 4,007,000 4,589,603
ITALY 1.0%
Banks 0.3%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(d) 760,000 867,912
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d)(e) 2,260,000 2,268,941
3,136,853
Electric Utilities 0.2%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,892,351
Hotels, Restaurants & Leisure 0.5%
Lottomatica Group Spa,
4.88%, 1/31/2031(b) EUR 4,355,000 4,971,875
10,001,079
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 3.3%
Banks 1.0%
Mizuho Financial Group,
Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 1,028,657
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.98%), 5.42%,
5/13/2036(d)(e) 8,390,000 8,416,019
9,444,676
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.78%, 7/3/2034(e) 1,335,000 1,357,270
Insurance 2.2%
Dai-ichi Life Insurance Co.
Ltd. (The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(g) 9,760,000 9,680,678
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(d)(e) 9,025,000 8,900,537
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(d) 2,565,000 2,602,278
21,183,493
31,985,439
LUXEMBOURG 0.1%
Hotels, Restaurants & Leisure 0.1%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,166,150
MEXICO 2.3%
Diversified Telecommunication Services 1.1%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 11,681,750 10,517,755
Energy Equipment & Services 0.1%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(e) 356,829 303,483
10.38%, 11/15/2030(b) 261,650 223,894
527,377

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Oil, Gas & Consumable Fuels 0.4%
Petroleos Mexicanos,
6.70%, 2/16/2032 4,686,000 4,016,656
Passenger Airlines 0.7%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,192,125
8.63%, 11/15/2031(b) 6,400,000 5,921,603
7,113,728
22,175,516
NETHERLANDS 0.2%
Banks 0.2%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 1,960,000 1,582,260
NORWAY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Aker BP ASA
6.00%, 6/13/2033(b) 1,235,000 1,240,135
5.13%, 10/1/2034(b) 5,720,000 5,343,693
6,583,828
SINGAPORE 0.1%
Insurance 0.1%
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.63%,
4/4/2029(b)(d) 750,000 756,600
SPAIN 1.1%
Banks 1.1%
Banco Santander SA,
5.44%, 7/15/2031(e) 6,200,000 6,401,655
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,103,265
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d)
(e) 540,000 557,949
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(g) EUR 2,000,000 2,056,764
10,119,633
SWITZERLAND 0.6%
Capital Markets 0.6%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(d)(g) 440,000 425,172
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,152,662
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(d)(g) 430,000 411,244
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 386,429
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d)(e) 1,310,000 1,340,715
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(g) 1,500,000 1,534,563
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(g) 365,000 407,993
5,658,778
UNITED KINGDOM 2.8%
Banks 1.9%
Barclays plc, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.69%),
7.63%, 3/15/2035(d)(e)
(g) 1,040,000 994,914
HSBC Holdings plc
(SOFR + 1.29%),
5.29%, 11/19/2030(d) 5,045,000 5,121,470
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(d)(e)(g) 4,985,000 4,880,843
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,403,240
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(g) 925,000 955,284
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.15%), 5.01%,
10/15/2030(b)(d)(e) 1,590,000 1,597,206

16 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,061,418
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d)(e) 2,550,000 2,636,637
19,651,012
Financial Services 0.4%
Nationwide Building
Society, 5.13%,
7/29/2029(b)(e) 3,405,000 3,465,178
Insurance 0.0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.78%,
1/9/2029(b)(d) 250,000 249,900
Machinery 0.3%
Weir Group plc (The),
5.35%, 5/6/2030(b) 2,720,000 2,732,577
Wireless Telecommunication Services 0.2%
Connect Finco SARL,
9.00%, 9/15/2029(b)(e) 1,580,000 1,478,040
27,576,707
UNITED STATES 31.4%
Aerospace & Defense 0.7%
Boeing Co. (The)
6.86%, 5/1/2054 4,780,000 5,105,154
7.01%, 5/1/2064 620,000 662,806
Goat Holdco LLC, 6.75%,
2/1/2032(b)(e) 1,470,000 1,436,925
7,204,885
Automobiles 1.5%
Ford Motor Co., 6.10%,
8/19/2032(e) 210,000 201,419
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 524,893
6.50%, 1/16/2029(b) 695,000 725,709
5.35%, 3/19/2029(b)(e) 2,500,000 2,519,003
5.30%, 1/8/2030(b) 4,780,000 4,822,483
6.20%, 9/21/2030(b) 995,000 1,038,013
Nissan Motor Acceptance
Co. LLC, 2.75%,
3/9/2028(b)(e) 5,700,000 5,192,463
15,023,983
Banks 3.7%
Bank of America Corp.,
(SOFR + 1.70%),
5.74%, 2/12/2036(d)(e) 4,065,000 4,056,274
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Citigroup, Inc.
(SOFR + 2.66%),
6.17%, 5/25/2034(d) 690,000 706,260
(SOFR + 1.83%),
6.02%, 1/24/2036(d)(e) 7,250,000 7,269,964
Citizens Financial Group,
Inc.
(SOFR + 2.01%),
5.84%, 1/23/2030(d)(e) 445,000 455,526
(SOFR + 1.26%),
5.25%, 3/5/2031(d) 2,185,000 2,188,116
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,522,123
JPMorgan Chase & Co.,
(SOFR + 1.44%),
5.10%, 4/22/2031(d) 3,075,000 3,130,701
KeyCorp
(United States SOFR
Compounded Index
+ 1.23%), 5.12%,
4/4/2031(d)(e) 4,365,000 4,358,431
(United States SOFR
Compounded Index
+ 2.42%), 6.40%,
3/6/2035(d) 650,000 680,893
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.39%),
5.58%, 1/29/2036(d) 3,085,000 3,122,612
Regions Financial Corp.,
(SOFR + 2.06%),
5.50%, 9/6/2035(d)(e) 1,780,000 1,743,080
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(e) 5,160,000 5,272,504
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,154,009
36,660,493
Capital Markets 1.4%
Goldman Sachs Group,
Inc. (The)
(SOFR + 1.08%),
5.21%, 1/28/2031(d) 4,690,000 4,769,926
(SOFR + 1.58%),
5.22%, 4/23/2031(d) 1,775,000 1,807,747
Jane Street Group, 6.75%,
5/1/2033(b) 1,790,000 1,798,432
Jefferies Financial
Group, Inc., 6.20%,
4/14/2034(e) 1,815,000 1,839,151
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(e) 1,690,000 1,650,676

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 745,994
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d)(e) 1,110,000 1,117,504
13,729,430
Chemicals 1.2%
Celanese US Holdings
LLC, 6.95%,
11/15/2033(c)(e) 7,300,000 7,314,164
Methanex US Operations,
Inc., 6.25%,
3/15/2032(b)(e) 4,948,000 4,685,249
11,999,413
Consumer Finance 3.8%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 664,809
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 461,868
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d)(e) 2,335,000 2,313,203
(SOFR + 2.29%),
6.18%, 7/26/2035(d) 1,455,000 1,434,713
American Honda Finance
Corp.
5.05%, 7/10/2031 3,065,000 3,112,283
4.85%, 10/23/2031(e) 5,575,000 5,561,997
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(d) 320,000 327,786
(SOFR + 2.60%),
5.82%, 2/1/2034(d) 275,000 277,478
(SOFR + 2.86%),
6.38%, 6/8/2034(d)(e) 770,000 803,224
(SOFR + 1.99%),
5.88%, 7/26/2035(d)(e) 450,000 455,369
Ford Motor Credit Co. LLC
5.85%, 5/17/2027(e) 1,215,000 1,209,680
5.88%, 11/7/2029 1,870,000 1,840,347
7.35%, 3/6/2030(e) 200,000 206,827
3.63%, 6/17/2031 1,500,000 1,282,058
6.05%, 11/5/2031(e) 3,875,000 3,756,624
6.50%, 2/7/2035(e) 2,470,000 2,390,520
General Motors Financial
Co., Inc.
5.60%, 6/18/2031 1,300,000 1,303,267
6.40%, 1/9/2033(e) 1,365,000 1,410,856
6.10%, 1/7/2034 1,455,000 1,462,100
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
5.90%, 1/7/2035 6,510,000 6,460,582
36,735,591
Diversified Consumer Services 0.1%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(e) 735,000 647,105
Diversified REITs 0.8%
Simon Property Group LP,
6.25%, 1/15/2034 892,000 955,318
Uniti Group LP, 6.00%,
1/15/2030(b) 7,400,000 6,617,769
7,573,087
Electric Utilities 1.0%
Duke Energy Corp.,
5.00%, 8/15/2052(e) 1,105,000 944,667
ITC Holdings Corp.,
5.65%, 5/9/2034(b) 1,010,000 1,019,197
Virginia Electric and Power
Co., 5.15%, 3/15/2035 5,915,000 5,842,450
Vistra Operations Co. LLC
6.95%, 10/15/2033(b) 336,000 360,794
5.70%, 12/30/2034(b)(e) 1,845,000 1,836,341
10,003,449
Electronic Equipment, Instruments & Components 0.5%
CDW LLC, 5.55%,
8/22/2034 815,000 799,083
Keysight Technologies,
Inc., 5.35%,
7/30/2030(e) 3,820,000 3,921,824
4,720,907
Energy Equipment & Services 0.5%
Archrock Partners LP,
6.63%, 9/1/2032(b)(e) 790,000 785,555
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 108,571 107,557
Transocean, Inc.
8.75%, 2/15/2030(b) 284,000 277,607
6.80%, 3/15/2038 6,200,000 3,819,630
4,990,349
Financial Services 1.0%
Block, Inc., 6.50%,
5/15/2032(b)(e) 1,770,000 1,805,896
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,421,073
9.13%, 5/15/2031(b) 5,180,000 5,237,379
8.38%, 4/1/2032(b) 185,000 180,935
Lightning Re, Series 2023-
1, (3 Month Treasury
Bill Rate + 11.00%),
15.29%, 3/31/2026(b)(d) 1,000,000 1,027,000

18 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
Voya Financial, Inc.,
5.00%, 9/20/2034 389,000 372,017
10,044,300
Food Products 0.2%
Fiesta Purchaser, Inc.,
9.63%, 9/15/2032(b) 1,510,000 1,578,904
Gas Utilities 0.1%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,058,446
Health Care Providers & Services 1.5%
CVS Health Corp., 5.55%,
6/1/2031(e) 6,060,000 6,226,003
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(e) 8,205,000 8,329,560
14,555,563
Health Care REITs 0.3%
MPT Operating
Partnership LP, 3.50%,
3/15/2031 4,186,000 2,774,525
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.
6.00%, 5/1/2029(b) 2,595,000 2,579,709
5.75%, 1/15/2030(b) EUR 1,530,000 1,819,924
Darden Restaurants, Inc.,
6.30%, 10/10/2033(e) 2,610,000 2,771,507
Genting New York LLC,
7.25%, 10/1/2029(b) 3,280,000 3,277,805
Hyatt Hotels Corp., 5.75%,
3/30/2032(e) 2,110,000 2,113,457
Mohegan Tribal Gaming
Authority, 8.25%,
4/15/2030(b)(e) 5,625,000 5,624,092
18,186,494
Industrial REITs 0.2%
Americold Realty
Operating Partnership
LP, 5.60%, 5/15/2032 1,960,000 1,961,904
Insurance 0.9%
3264 re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.29%,
7/8/2027(b)(d) 250,000 263,050
CNO Financial Group, Inc.,
6.45%, 6/15/2034(e) 2,640,000 2,723,705
Farmers Exchange Capital
III, + 3.45%), 5.45%,
10/15/2054(b)(d)(e) 3,270,000 2,964,846
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,305,979
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 9.28%), 13.56%,
5/12/2025(b)(d) 500,000 499,500
Series A, (T-BILL 1MO
+ 13.96%), 18.25%,
2/24/2026(b)(d) 250,000 260,725
Series A, (T-BILL 1MO
+ 10.00%), 14.29%,
7/8/2026(b)(d) 500,000 499,150
Gateway Re Ltd.
Series AA, (3 Month
Treasury Bill Rate
+ 0.00%), 4.29%,
12/22/2025(b)(d) 250,000 234,325
Series AA, (T-BILL
1MO + 5.50%), 9.79%,
7/8/2027(b)(d) 250,000 248,625
Gateway Re Ltd., Series
AAA, (T-BILL 1MO
+ 4.25%), 8.54%,
7/7/2028(b)(d) 500,000 493,600
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 468,185
Logistics Re Ltd., Series A,
(T-BILL 1MO + 6.00%),
10.28%, 12/21/2027(b)
(d) 500,000 508,050
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.92%), 10.20%,
12/6/2027(b)(d) 250,000 256,600
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.42%),
12.71%, 12/6/2027(b)(d) 250,000 258,875
10,985,215
IT Services 0.4%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(b)(e) 3,905,000 3,726,834
Media 0.8%
Charter Communications
Operating LLC, 6.65%,
2/1/2034(e) 3,290,000 3,405,306
CSC Holdings LLC,
11.75%, 1/31/2029(b) 4,300,000 4,065,299
7,470,605
Multi-Utilities 0.5%
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d) 5,480,000 4,989,974

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Office REITs 0.1%
COPT Defense Properties
LP, 2.90%, 12/1/2033(e) 1,850,000 1,486,851
Oil, Gas & Consumable Fuels 5.2%
APA Corp., 6.75%,
2/15/2055(b)(e) 9,300,000 8,139,108
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(d)(g) 7,605,000 7,340,831
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b)
(e) 5,840,000 5,995,128
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,305,365
5.60%, 9/1/2034(e) 1,005,000 996,023
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 859,000 846,509
Hilcorp Energy I LP
6.88%, 5/15/2034(b) 3,145,000 2,672,640
7.25%, 2/15/2035(b) 4,895,000 4,264,634
Kinder Morgan, Inc.,
5.85%, 6/1/2035 590,000 597,365
Phillips 66 Co., 5.25%,
6/15/2031(e) 3,530,000 3,597,927
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(e) 4,395,000 4,329,676
Venture Global
Plaquemines LNG LLC
7.50%, 5/1/2033(b) 2,030,000 2,082,592
7.75%, 5/1/2035(b)(e) 1,525,000 1,566,020
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b)(e) 6,970,000 6,377,550
50,111,368
Passenger Airlines 0.6%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 184,282
Avianca Midco 2 plc,
9.63%, 2/14/2030(b) 6,450,000 5,632,204
5,816,486
Pharmaceuticals 0.2%
1261229 BC Ltd., 10.00%,
4/15/2032(b)(e) 2,400,000 2,350,018
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
2,350,018
Real Estate Management & Development 0.0%
†
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(e) 635,000 559,943
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Residential REITs 0.4%
Sun Communities
Operating LP, 5.50%,
1/15/2029 3,630,000 3,732,374
Semiconductors & Semiconductor Equipment 1.2%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,272,572
5.88%, 1/25/2034(b) 1,321,000 1,326,572
6.40%, 1/25/2038(b) 450,000 471,963
6.30%, 1/25/2039(b)(e) 2,470,000 2,563,459
Microchip Technology, Inc.,
5.05%, 2/15/2030(e) 2,715,000 2,702,620
Micron Technology, Inc.,
6.05%, 11/1/2035(e) 3,355,000 3,401,675
11,738,861
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc., 5.50%,
3/11/2035(e) 1,060,000 1,032,347
Wireless Telecommunication Services 0.6%
T-Mobile USA, Inc., 3.50%,
2/11/2037 EUR 5,440,000 5,886,782
309,336,486
Total Corporate Bonds
(cost $602,577,092) 595,706,598
Mortgage-Backed Securities 11.8%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 5/25/2040 4,500,000 4,571,533
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2055 18,300,000 18,563,724
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 5/25/2055 22,000,000 18,285,757
3.50%, 5/25/2055 10,000,000 9,023,877
5.00%, 5/25/2055 9,300,000 9,102,991
5.50%, 5/25/2055 18,400,000 18,360,278
6.50%, 5/25/2055 18,000,000 18,535,852
GNMA TBA
6.00%, 5/15/2055 9,000,000 9,102,305
6.50%, 5/15/2055 9,000,000 9,200,005
Total Mortgage-Backed Securities
(cost $113,947,518) 114,746,322
Foreign Government Securities 3.5%
CHILE 0.2%
Republic of Chile, 3.75%,
1/14/2032 EUR 1,870,000 2,152,903
COLOMBIA 0.4%
Republic of Colombia,
8.50%, 4/25/2035 4,000,000 4,062,875

20 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 1.0%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,070,513
6.88%, 5/13/2037 2,250,000 2,271,783
9,342,296
QATAR 0.8%
State of Qatar, 4.88%,
2/27/2035 (b) 7,760,000 7,914,688
SAUDI ARABIA 1.1%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) 3,455,000 3,910,177
5.63%, 1/13/2035 (b) 4,785,000 4,951,499
5.75%, 1/16/2054 (b) 1,665,000 1,573,641
10,435,317
Total Foreign Government Securities
(cost $32,510,550) 33,908,079
Supranational 0.1%
International Bank for
Reconstruction &
Development
(SOFR + 7.19%), ,
11.60%, 12/29/2027(b)
(d) 250,000 256,150
(SOFR + 4.22%), ,
8.63%, 4/24/2028(b)(d) 250,000 256,725
(SOFR + 12.22%), ,
16.52%, 4/24/2028(b)(d) 250,000 264,075
(SOFR + 13.72%), ,
18.00%, 4/24/2028(b)(d) 250,000 253,825
Total Supranational
(cost $991,863) 1,030,775
Common Stocks 0.0%
†
Shares
CHILE 0.0%
†
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 1,018 33,085
MEXICO 0.0%
†
Passenger Airlines 0.0%
†
Grupo Aeromexico SAB de
CV *^∞ 21,107 349,801
UNITED STATES 0.0%
†
Media 0.0%
†
Diamond Sports Group
LLC *∞ 79 1,130
Total Common Stocks
(cost $379,309) 384,016
Warrants 0.0%
†
Number of
Warrants Value ($)
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 8,853
Total Warrants
(cost $0)
8,853
Loan Participations 2.0%
Principal
Amount ($)
CANADA 0.6%
Pharmaceuticals 0.6%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 10.57%,
10/8/2030 (d) 6,435,000 6,059,646
UNITED STATES 1.4%
Commercial Services & Supplies 0.1%
Amentum Holdings, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.25%), 6.57%,
9/29/2031 (d) 1,047,375 1,032,649
Diversified Consumer Services 0.3%
Champions Financing,
Inc., First Lien Term
Loan, (CME Term SOFR
3 Month + 4.75%),
9.07%, 2/6/2029 (d) 3,374,500 3,017,377
Diversified Telecommunication Services 0.4%
Level 3 Financing, Inc.,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 4.25%), 8.57%,
3/29/2032 (d) 4,184,375 4,169,730
Electric Utilities 0.2%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 3.25%), 7.07%,
9/30/2031 (d) 1,572,100 1,570,984
Health Care Equipment & Supplies 0.1%
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
3 Month + 3.25%),
7.55%, 5/30/2031 (d) 787,919 784,475
IT Services 0.2%
Fortress Intermediate 3,
Inc., First Lien Term
Loan, (CME Term SOFR
1 Month + 3.75%),
8.07%, 6/27/2031 (d) 2,178,055 2,129,049

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 21
Loan Participations
Principal
Amount ($) Value ($)
Media 0.1%
DIRECTV Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.79%,
8/2/2029 (d) 470,375 453,973
Total Loan Participations
(cost $19,749,677)
19,217,883
Convertible Bond 0.1%
Wireless Telecommunication Services 0.1%
WOM Chile Holdco SpA,
5.00%, 4/1/2032 (b)(f) 629,927 626,602
Total Convertible Bond
(cost  $629,664) 626,602
Repurchase Agreements 6.7%
CF Secured, LLC 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase
price $14,210,244,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054;
total market value
$14,494,449. (h)(i) 14,208,527 14,208,527
Societe Generale 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase
price $50,006,069,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049;
total market value
$51,000,001. (h)(i) 50,000,000 50,000,000
Total Repurchase
Agreements
(cost $64,208,527)
64,208,527
Total Investments
(cost $1,113,830,740) — 114.8% 1,111,012,603
Liabilities in excess of other assets
— (14.8)% (143,060,284)
NET ASSETS — 100.0%
$ 967,952,319
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note – for further information. The interest
rate shown was the current rate as of April 30, 2025.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2025 was $661,167,679 which
represents 68.31% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2025.
(e) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $72,111,175, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $64,208,527 and by $10,320,034 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 5.00%, and maturity
dates ranging from 9/30/2025 - 11/15/2054, a total value of
$74,528,561.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2025. The maturity date reflects the next call date.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $64,208,527.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

22 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CAD Canadian Dollar
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - April 30, 2025 (Unaudited) - Statement of Investments - 23
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.41 USD 462,712 (8,597) (2,556) (11,153)
Markit CDX North
American High
Yield Index Series
44-V1 5.00 Quarterly 6/20/2030 4.16 USD 213,200,000 (10,804,452) 2,177,870 (8,626,582)
(10,813,049) 2,175,314 (8,637,735)
As of April 30, 2025, the Fund had $11,457,081 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 857,056 EUR 752,884 Goldman Sachs International 5/21/2025 3,144
Total unrealized appreciation 3,144
USD 26,370,382 EUR 23,275,000 Goldman Sachs International 5/21/2025 (27,802)
USD 234,287 MXN 4,750,841 Bank of America NA 6/27/2025 (6,087)
USD 356,227 CAD 500,000 Goldman Sachs International 7/10/2025 (7,757)
Total unrealized depreciation (41,646)
Net unrealized depreciation (38,502)
Currency:
CAD Canadian dollar
EUR Euro
MXN Mexican peso
USD United States dollar

24 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of April 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 84 6/2025 USD 17,484,469 112,323
Total long contracts 112,323
Short Contracts
Euro-Bobl (7) 6/2025 EUR (948,660) (6,295)
Euro-Bund (21) 6/2025 EUR (3,135,026) 7,758
U.S. Treasury 5 Year Note (749) 6/2025 USD (81,787,290) (1,169,523)
U.S. Treasury 10 Year Note (541) 6/2025 USD (60,710,344) (1,155,261)
U.S. Treasury 10 Year Ultra Note (1,811) 6/2025 USD (207,783,953) (3,423,675)
U.S. Treasury Long Bond (208) 6/2025 USD (24,258,000) 50,479
U.S. Treasury Ultra Bond (183) 6/2025 USD (22,148,719) (88,464)
Total short contracts (5,784,981)
Net contracts (5,672,658)
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - April 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks 98 .4%
Shares Value ($)
AUSTRALIA 3 .0%
Banks 0 .5%
National Australia Bank Ltd. 45,000 1,044,311
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,608,851
Capital Markets 0 .3%
Macquarie Group Ltd. 5,000 622,407
Consumer Staples Distribution & Retail 0 .4%
Woolworths Group Ltd. 40,000 809,058
Metals & Mining 1 .1%
BHP Group Ltd. 40,000 949,001
Rio Tinto plc 25,500 1,520,400
2,469,401
6,554,028
AUSTRIA 0 .3%
Banks 0 .3%
Erste Group Bank AG 10,000 673,570
BELGIUM 0 .4%
Banks 0 .4%
KBC Group NV 10,000 923,150
BRAZIL 0 .3%
Chemicals 0 .3%
Yara International ASA 20,000 649,913
CANADA 0 .9%
Banks 0 .4%
Canadian Imperial Bank of
Commerce 15,000 946,068
Insurance 0 .5%
Manulife Financial Corp. 35,000 1,072,647
2,018,715
CHINA 2 .6%
Automobiles 0 .4%
BYD Co. Ltd., Class H 20,000 964,223
Banks 0 .4%
BOC Hong Kong Holdings Ltd. 225,000 938,352
Broadline Retail 0 .9%
Alibaba Group Holding Ltd., ADR 10,000 1,194,300
PDD Holdings, Inc., ADR * 7,000 738,990
1,933,290
Hotels, Restaurants & Leisure 0 .3%
Meituan, Class B Reg. S *(a) 40,000 669,045
Interactive Media & Services 0 .6%
Tencent Holdings Ltd. 20,000 1,241,076
5,745,986
DENMARK 1 .5%
Banks 0 .4%
Danske Bank A/S 23,000 807,120
Marine Transportation 0 .3%
AP Moller - Maersk A/S, Class B 400 687,282
Pharmaceuticals 0 .8%
Novo Nordisk A/S, Class B 25,000 1,665,448
3,159,850
FRANCE 8 .0%
Aerospace & Defense 1 .0%
Airbus SE 4,500 753,403
Common Stocks
Shares Value ($)
FRANCE
Aerospace & Defense
Safran SA 5,000 1,325,728
2,079,131
Banks 0 .5%
BNP Paribas SA 12,000 1,014,196
Building Products 0 .6%
Cie de Saint-Gobain SA 12,000 1,305,192
Chemicals 0 .7%
Air Liquide SA 7,000 1,439,970
Construction & Engineering 0 .6%
Eiffage SA 9,000 1,224,549
Food Products 0 .7%
Danone SA 17,000 1,462,922
Health Care Equipment & Supplies 0 .7%
EssilorLuxottica SA 5,000 1,435,816
Insurance 0 .5%
AXA SA * 25,000 1,185,083
IT Services 0 .2%
Capgemini SE 3,000 477,254
Media 0 .3%
Publicis Groupe SA 6,500 658,873
Oil, Gas & Consumable Fuels 1 .0%
TotalEnergies SE 40,000 2,268,373
Textiles, Apparel & Luxury Goods 1 .2%
Hermes International SCA 400 1,091,941
LVMH Moet Hennessy Louis
Vuitton SE 3,000 1,655,484
2,747,425
17,298,784
GERMANY 13 .2%
Aerospace & Defense 1 .0%
Rheinmetall AG 1,300 2,200,790
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 850,440
Capital Markets 0 .4%
Deutsche Boerse AG 3,000 965,616
Construction Materials 0 .7%
Heidelberg Materials AG 8,000 1,580,463
Diversified Telecommunication Services 1 .2%
Deutsche Telekom AG
(Registered) 75,000 2,691,215
Electrical Equipment 0 .7%
Siemens Energy AG * 20,000 1,534,976
Household Products 0 .4%
Henkel AG & Co. KGaA
(Preference) 12,000 929,565
Industrial Conglomerates 1 .2%
Siemens AG (Registered) 11,500 2,636,968
Insurance 2 .4%
Allianz SE (Registered) 4,500 1,858,483
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) * 4,500 3,065,846
4,924,329

26 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY
Machinery 0 .4%
GEA Group AG 12,000 778,339
Multi-Utilities 0 .6%
E.ON SE 80,000 1,399,885
Personal Care Products 0 .3%
Beiersdorf AG 5,000 702,706
Pharmaceuticals 0 .3%
Merck KGaA 4,000 552,723
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 20,000 655,354
Software 2 .3%
SAP SE 17,000 4,916,845
Textiles, Apparel & Luxury Goods 0 .6%
adidas AG 6,000 1,371,156
28,691,370
HONG KONG 0 .9%
Food Products 0 .4%
WH Group Ltd. Reg. S (a) 1,100,000 988,778
Insurance 0 .5%
AIA Group Ltd. 130,000 982,163
1,970,941
IRELAND 0 .4%
Banks 0 .4%
AIB Group plc 140,000 944,731
ISRAEL 1 .0%
Pharmaceuticals 0 .4%
Teva Pharmaceutical Industries
Ltd., ADR * 60,000 930,600
Software 0 .6%
Check Point Software
Technologies Ltd. * 6,000 1,317,360
2,247,960
ITALY 4 .4%
Automobiles 0 .7%
Ferrari NV 3,400 1,548,355
Banks 1 .5%
Intesa Sanpaolo SpA 400,000 2,124,256
UniCredit SpA 20,000 1,156,513
3,280,769
Electric Utilities 0 .8%
Enel SpA 200,000 1,732,923
Electrical Equipment 0 .9%
Prysmian SpA 35,000 1,918,661
Insurance 0 .5%
Generali (b) 30,000 1,093,217
9,573,925
JAPAN 19 .3%
Automobiles 1 .5%
Honda Motor Co. Ltd. 75,000 764,095
Mazda Motor Corp. 100,000 599,306
Suzuki Motor Corp. 60,000 718,516
Toyota Motor Corp. 60,000 1,148,437
3,230,354
Common Stocks
Shares Value ($)
JAPAN
Banks 1 .6%
Mitsubishi UFJ Financial Group,
Inc. 90,000 1,138,992
Sumitomo Mitsui Financial Group,
Inc. 55,000 1,312,960
Sumitomo Mitsui Trust Group, Inc. 40,000 989,463
3,441,415
Beverages 1 .2%
Asahi Group Holdings Ltd. 125,000 1,726,657
Kirin Holdings Co. Ltd. 65,000 982,342
2,708,999
Chemicals 1 .1%
Mitsubishi Chemical Group Corp. 100,000 484,425
Nitto Denko Corp. 55,000 964,809
Shin-Etsu Chemical Co. Ltd. 30,000 911,418
2,360,652
Consumer Staples Distribution & Retail 0 .3%
Seven & i Holdings Co. Ltd. 50,000 741,089
Electric Utilities 0 .3%
Kansai Electric Power Co., Inc.
(The) 60,000 737,702
Electrical Equipment 0 .6%
Mitsubishi Electric Corp. 65,000 1,259,497
Entertainment 0 .5%
Nintendo Co. Ltd. 12,000 1,002,583
Financial Services 0 .5%
ORIX Corp. 50,000 999,488
Health Care Equipment & Supplies 0 .8%
Hoya Corp. 5,000 588,012
Olympus Corp. 80,000 1,044,937
1,632,949
Household Durables 1 .5%
Panasonic Holdings Corp. 100,000 1,159,976
Sony Group Corp. 85,000 2,194,017
3,353,993
Industrial Conglomerates 0 .5%
Hitachi Ltd. 45,000 1,112,758
Insurance 0 .4%
MS&AD Insurance Group
Holdings, Inc. 35,000 796,922
IT Services 0 .6%
Fujitsu Ltd. 25,000 552,556
NEC Corp. 35,000 853,580
1,406,136
Machinery 1 .0%
Komatsu Ltd. 45,000 1,294,572
Kubota Corp. 75,000 869,393
2,163,965
Metals & Mining 0 .3%
Nippon Steel Corp. 30,000 632,425
Personal Care Products 0 .3%
Kao Corp. 16,000 681,570
Pharmaceuticals 1 .1%
Shionogi & Co. Ltd. 80,000 1,343,613
Takeda Pharmaceutical Co. Ltd. 35,000 1,070,303
2,413,916
Professional Services 0 .6%
Recruit Holdings Co. Ltd. 23,400 1,306,094

Nationwide Bailard International Equities Fund - April 30, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0 .4%
Daito Trust Construction Co. Ltd. 8,000 888,161
Semiconductors & Semiconductor Equipment 1 .1%
Advantest Corp. 12,100 500,269
Renesas Electronics Corp. 45,000 530,163
Tokyo Electron Ltd. 8,500 1,266,950
2,297,382
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 2,500 825,736
Technology Hardware, Storage & Peripherals 0 .6%
Canon, Inc. (b) 40,000 1,235,169
Trading Companies & Distributors 1 .1%
Mitsui & Co. Ltd. 60,000 1,219,242
Sumitomo Corp. 50,000 1,226,656
2,445,898
Wireless Telecommunication Services 1 .0%
KDDI Corp. 43,000 760,015
SoftBank Corp. 1,000,000 1,511,874
2,271,889
41,946,742
NETHERLANDS 2 .7%
Banks 0 .3%
ING Groep NV 35,000 678,837
Consumer Staples Distribution & Retail 0 .6%
Koninklijke Ahold Delhaize NV 30,000 1,228,753
Professional Services 0 .5%
Wolters Kluwer NV 6,500 1,148,504
Semiconductors & Semiconductor Equipment 1 .3%
ASML Holding NV (Registered),
ADR 4,300 2,872,744
5,928,838
NORWAY 1 .3%
Diversified Telecommunication Services 0 .4%
Telenor ASA 60,000 904,766
Food Products 0 .4%
Orkla ASA 75,000 835,411
Oil, Gas & Consumable Fuels 0 .5%
Equinor ASA 43,000 982,623
2,722,800
SINGAPORE 3 .0%
Banks 1 .5%
DBS Group Holdings Ltd. 50,000 1,634,672
United Overseas Bank Ltd. 55,000 1,462,696
3,097,368
Capital Markets 0 .6%
Singapore Exchange Ltd. 125,000 1,375,754
Entertainment 0 .9%
Sea Ltd., ADR * 15,000 2,010,750
6,483,872
SOUTH KOREA 1 .2%
Automobiles 0 .5%
Kia Corp. 20,000 1,273,960
Banks 0 .3%
KB Financial Group, Inc. 10,000 634,564
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 0 .4%
Samsung Electronics Co. Ltd. 20,000 783,769
2,692,293
SPAIN 5 .0%
Banks 1 .8%
Banco Bilbao Vizcaya Argentaria
SA 175,000 2,405,439
CaixaBank SA (b) 180,000 1,380,571
3,786,010
Construction & Engineering 0 .6%
ACS Actividades de Construccion
y Servicios SA 22,091 1,384,672
Diversified Telecommunication Services 0 .5%
Telefonica SA (b) 200,000 1,031,443
Electric Utilities 0 .8%
Iberdrola SA 99,581 1,795,274
Specialty Retail 0 .7%
Industria de Diseno Textil SA (b) 30,000 1,614,724
Transportation Infrastructure 0 .6%
Aena SME SA Reg. S (a) 5,000 1,257,176
10,869,299
SWEDEN 3 .1%
Banks 0 .4%
Skandinaviska Enskilda Banken
AB, Class A 55,000 876,028
Commercial Services & Supplies 0 .6%
Securitas AB, Class B 80,000 1,279,259
Communications Equipment 0 .6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,272,582
Diversified Telecommunication Services 0 .6%
Telia Co. AB 350,000 1,315,671
Financial Services 0 .3%
Investor AB, Class B 22,000 656,241
Machinery 0 .6%
Volvo AB, Class B 45,000 1,237,300
6,637,081
SWITZERLAND 2 .5%
Capital Markets 0 .5%
UBS Group AG (Registered) 33,000 994,925
Electrical Equipment 0 .4%
ABB Ltd. (Registered) 16,000 846,994
Insurance 0 .9%
Zurich Insurance Group AG 2,700 1,904,855
Textiles, Apparel & Luxury Goods 0 .7%
Cie Financiere Richemont SA
(Registered) 9,000 1,583,485
5,330,259
TAIWAN 1 .1%
Semiconductors & Semiconductor Equipment 1 .1%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 2,333,660

28 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM 11 .8%
Aerospace & Defense 0 .9%
BAE Systems plc 37,000 850,438
Rolls-Royce Holdings plc 100,000 1,007,219
1,857,657
Banks 2 .3%
Barclays plc 500,000 2,000,761
HSBC Holdings plc 160,000 1,776,734
NatWest Group plc 230,000 1,468,171
5,245,666
Beverages 0 .3%
Diageo plc 27,000 753,610
Broadline Retail 0 .5%
Next plc 6,000 989,217
Capital Markets 1 .0%
3i Group plc 40,000 2,270,583
Diversified Consumer Services 0 .6%
Pearson plc 75,000 1,201,355
Hotels, Restaurants & Leisure 0 .8%
Compass Group plc 20,000 671,873
InterContinental Hotels Group plc 10,000 1,069,966
1,741,839
Household Products 0 .6%
Reckitt Benckiser Group plc 20,000 1,290,822
Multi-Utilities 0 .4%
Centrica plc 400,000 854,543
Personal Care Products 1 .4%
Unilever plc 49,000 3,109,983
Pharmaceuticals 1 .7%
AstraZeneca plc, ADR 50,000 3,589,500
Professional Services 1 .3%
Intertek Group plc 13,000 795,410
RELX plc 37,500 2,043,258
2,838,668
25,743,443
UNITED STATES 10 .5%
Construction Materials 0 .8%
Holcim AG 15,000 1,664,354
Electrical Equipment 1 .2%
Schneider Electric SE 11,000 2,577,509
Entertainment 1 .1%
Spotify Technology SA * 4,000 2,455,920
Food Products 1 .0%
Nestle SA (Registered) 20,000 2,128,652
Insurance 0 .8%
Swiss Re AG 10,000 1,789,724
Oil, Gas & Consumable Fuels 1 .1%
BP plc 216,000 987,888
Shell plc 45,000 1,439,788
2,427,676
Pharmaceuticals 4 .2%
GSK plc 90,000 1,777,623
Novartis AG (Registered) 27,000 3,056,619
Roche Holding AG 10,000 3,262,101
Sanofi SA 10,000 1,096,690
9,193,033
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 0 .3%
Ferguson Enterprises, Inc. 4,000 672,952
22,909,820
Total Common Stocks
(cost $157,850,885) 214,051,030
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$2,345,863, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $2,392,780.(c)
(d) 2,345,580 2,345,580
Total Repurchase Agreement
(cost $2,345,580) 2,345,580
Total Investments
(cost $160,196,465) — 99.5% 216,396,610
Other assets in excess of liabilities — 0.5% 1,117,935
NET ASSETS — 100.0%
$217,514,545
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2025 was $2,914,999 which
represents 1.34% of net assets.
(b) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $4,549,196, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,345,580 and by $2,540,658 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.00%, and maturity
dates ranging from 5/8/2025 - 11/15/2054, a total value of
$4,886,238.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $2,345,580.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Bailard International Equities Fund - April 30, 2025 (Unaudited) - Statement of Investments - 29
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks 100 .0%
Shares Value ($)
BRAZIL 1 .6%
Broadline Retail 1 .6%
MercadoLibre, Inc. * 1,381 3,218,904
CANADA 1 .2%
Ground Transportation 1 .2%
Canadian Pacific Kansas City Ltd. 34,537 2,502,896
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
DENMARK 0 .6%
Biotechnology 0 .6%
Genmab A/S * 5,533 1,168,111
FRANCE 4 .1%
Food Products 2 .1%
Danone SA 52,319 4,502,270
Insurance 2 .0%
AXA SA * 85,663 4,060,712
8,562,982
GERMANY 1 .5%
Machinery 1 .5%
Knorr-Bremse AG 32,072 3,168,569
IRELAND 2 .8%
Banks 2 .8%
Bank of Ireland Group plc 492,626 5,821,771
ITALY 0 .7%
Electrical Equipment 0 .7%
Prysmian SpA 28,263 1,549,347
JAPAN 3 .5%
Electronic Equipment, Instruments & Components 1 .2%
Keyence Corp. 6,000 2,519,917
Household Durables 2 .3%
Sony Group Corp. 181,300 4,679,709
7,199,626
JERSEY 0 .9%
Automobile Components 0 .9%
Aptiv plc * 34,251 1,954,362
NETHERLANDS 4 .1%
Entertainment 1 .4%
Universal Music Group NV (a) 98,974 2,894,236
Health Care Equipment & Supplies 1 .6%
Koninklijke Philips NV * 130,105 3,305,900
Semiconductors & Semiconductor Equipment 1 .1%
ASML Holding NV 3,466 2,320,234
8,520,370
NORWAY 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Equinor ASA 128,797 2,943,230
SPAIN 2 .0%
Banks 2 .0%
Banco Bilbao Vizcaya Argentaria
SA 302,255 4,154,604
UNITED KINGDOM 6 .9%
Capital Markets 2 .6%
London Stock Exchange Group plc 32,859 5,097,223
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electronic Equipment, Instruments & Components 1 .2%
Spectris plc 89,142 2,398,427
Personal Care Products 1 .7%
Unilever plc 56,154 3,568,333
Pharmaceuticals 1 .4%
AstraZeneca plc 20,918 2,997,783
14,061,766
UNITED STATES 68 .7%
Automobiles 0 .9%
Rivian Automotive, Inc., Class A
*(a) 137,678 1,880,681
Banks 2 .2%
First Horizon Corp. 257,123 4,648,784
Broadline Retail 3 .5%
Amazon.com, Inc. * 39,255 7,239,407
Building Products 1 .4%
Advanced Drainage Systems, Inc. 16,160 1,833,998
Masco Corp. 18,590 1,126,740
2,960,738
Chemicals 0 .7%
Linde plc 3,111 1,409,999
Commercial Services & Supplies 1 .1%
Montrose Environmental Group,
Inc. * 81,432 1,191,350
MSA Safety, Inc. (a) 6,996 1,101,310
2,292,660
Construction & Engineering 2 .0%
AECOM 41,557 4,099,598
Consumer Finance 2 .0%
Capital One Financial Corp. 22,580 4,070,271
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 3,544 3,524,508
Electrical Equipment 2 .8%
GE Vernova, Inc. 11,774 4,366,034
Regal Rexnord Corp. 12,859 1,360,997
5,727,031
Energy Equipment & Services 1 .0%
Schlumberger NV 64,969 2,160,219
Entertainment 4 .1%
Take-Two Interactive Software,
Inc. * 19,384 4,522,675
Walt Disney Co. (The) 44,160 4,016,352
8,539,027
Financial Services 2 .5%
Apollo Global Management, Inc.
(a) 15,708 2,143,828
Visa, Inc., Class A (a) 8,734 3,017,597
5,161,425
Health Care Equipment & Supplies 1 .5%
Alcon AG 30,821 3,003,927
Health Care Providers & Services 2 .1%
UnitedHealth Group, Inc. 10,398 4,278,153
Insurance 2 .9%
Marsh & McLennan Cos., Inc. 16,418 3,701,767
Progressive Corp. (The) 8,496 2,393,663
6,095,430

Nationwide Global Sustainable Equity Fund - April 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
UNITED STATES
IT Services 1 .5%
MongoDB, Inc., Class A * 17,427 3,000,407
Life Sciences Tools & Services 0 .6%
Bio-Rad Laboratories, Inc., Class
A *(a) 5,338 1,302,899
Machinery 0 .9%
Parker-Hannifin Corp. 3,132 1,895,048
Multi-Utilities 0 .8%
CMS Energy Corp. 21,212 1,562,264
Oil, Gas & Consumable Fuels 2 .8%
Devon Energy Corp. 56,568 1,720,233
Expand Energy Corp. 38,778 4,029,034
5,749,267
Pharmaceuticals 4 .8%
Eli Lilly & Co. 7,130 6,409,513
Haleon plc 718,940 3,602,703
10,012,216
Semiconductors & Semiconductor Equipment 6 .8%
Advanced Micro Devices, Inc. * 15,112 1,471,153
Broadcom, Inc. 31,152 5,995,825
Intel Corp. 91,528 1,839,713
Micron Technology, Inc. (a) 40,287 3,100,085
NVIDIA Corp. 14,679 1,598,837
14,005,613
Software 13 .8%
Autodesk, Inc. * 9,525 2,612,231
Cadence Design Systems, Inc. * 16,340 4,865,072
Dynatrace, Inc. * 36,894 1,732,911
Microsoft Corp. 26,448 10,453,836
ServiceNow, Inc. * 3,793 3,622,353
Zscaler, Inc. * 23,218 5,251,215
28,537,618
Specialty Retail 2 .1%
TJX Cos., Inc. (The) 33,201 4,272,305
Wireless Telecommunication Services 2 .2%
T-Mobile US, Inc. 18,044 4,455,966
141,885,461
Total Common Stocks
(cost $170,810,797) 206,711,999
Repurchase Agreement 2 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$5,620,498, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $5,732,909.(b)
(c) 5,619,819 5,619,819
Total Repurchase Agreement
(cost $5,619,819) 5,619,819
Total Investments
(cost $176,430,616) — 102.7% 212,331,818
Liabilities in excess of other assets — (2.7)% (5,569,900)
NET ASSETS — 100.0%
$206,761,918
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $8,591,605, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,619,819 and by $3,081,415 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/8/2025 - 11/15/2054, a total value of $8,701,234.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $5,619,819.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 102 .3%
Shares Value ($)
AUSTRALIA 6 .3%
Banks 0 .4%
Judo Capital Holdings Ltd. * 933,089 1,068,147
Chemicals 0 .1%
Nufarm Ltd. 149,714 370,992
Construction & Engineering 0 .3%
Ventia Services Group Pty. Ltd. 84,020 228,683
Worley Ltd. 52,077 416,636
645,319
Construction Materials 0 .1%
Brickworks Ltd. (a) 14,727 238,473
Containers & Packaging 0 .2%
Orora Ltd. 529,708 615,580
Diversified REITs 1 .7%
Charter Hall Group 99,676 1,082,561
Stockland 874,721 3,082,047
4,164,608
Financial Services 1 .0%
Challenger Ltd. 331,784 1,506,520
Liberty Financial Group Ltd. Reg.
S 450,952 947,590
2,454,110
Metals & Mining 2 .0%
Evolution Mining Ltd. 226,334 1,131,965
Genesis Minerals Ltd. * 300,646 744,581
MAC Copper Ltd. CRDI *(a) 344,568 3,284,849
5,161,395
Software 0 .2%
SiteMinder Ltd. * 169,582 450,168
Specialty Retail 0 .3%
JB Hi-Fi Ltd. 10,086 671,141
15,839,933
AUSTRIA 3 .2%
Banks 2 .2%
Addiko Bank AG 19,747 442,933
BAWAG Group AG Reg. S (b) 47,071 5,159,758
5,602,691
Construction Materials 0 .2%
Wienerberger AG 14,753 516,182
Machinery 0 .8%
ANDRITZ AG 26,464 1,890,357
8,009,230
BELGIUM 2 .5%
Banks 0 .7%
KBC Ancora 30,379 2,000,257
Electric Utilities 0 .7%
Elia Group SA/NV (a) 15,762 1,714,650
Health Care REITs 0 .3%
Aedifica SA ∞ 8,076 646,370
Industrial REITs 0 .8%
Warehouses De Pauw CVA * 74,167 1,899,377
6,260,654
BRAZIL 3 .2%
Ground Transportation 1 .4%
Rumo SA 972,580 3,324,680
Common Stocks
Shares Value ($)
BRAZIL
Health Care Providers & Services 0 .1%
Hapvida Participacoes e
Investimentos S/A Reg. S *(b) 726,799 297,115
Software 1 .1%
TOTVS SA 424,300 2,812,642
Wireless Telecommunication Services 0 .6%
TIM SA 483,840 1,615,599
8,050,036
CANADA 2 .1%
Metals & Mining 1 .0%
Faraday Copper Corp. * 1,092,009 704,982
Montage Gold Corp. * 509,730 1,316,291
NGEx Minerals Ltd. * 65,460 574,069
2,595,342
Oil, Gas & Consumable Fuels 1 .1%
Advantage Energy Ltd. *(a) 80,030 568,326
Birchcliff Energy Ltd. 95,831 391,360
MEG Energy Corp. (a) 20,159 282,805
NuVista Energy Ltd. *(a) 65,369 557,149
Peyto Exploration & Development
Corp. (a) 52,587 658,385
Topaz Energy Corp. (a) 13,889 232,021
2,690,046
5,285,388
CHILE 0 .6%
Metals & Mining 0 .6%
Lundin Mining Corp. 174,522 1,427,976
CHINA 2 .0%
Automobile Components 0 .2%
Minth Group Ltd. * 198,101 480,621
Biotechnology 0 .4%
Zai Lab Ltd., ADR * 32,561 1,031,858
Gas Utilities 0 .5%
ENN Energy Holdings Ltd. 159,070 1,268,529
Health Care Equipment & Supplies 0 .3%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 1,126,556 835,227
Interactive Media & Services 0 .2%
Kanzhun Ltd., ADR * 33,760 516,528
Software 0 .1%
Pony AI, Inc., ADR *(a) 20,983 190,735
Trading Companies & Distributors 0 .3%
BOC Aviation Ltd. Reg. S (b) 83,471 629,805
4,953,303
CYPRUS 0 .4%
Banks 0 .4%
Bank of Cyprus Holdings plc * 158,978 1,026,415
DENMARK 1 .7%
Beverages 0 .6%
Royal Unibrew A/S 19,332 1,539,220
Biotechnology 0 .3%
Ascendis Pharma A/S, ADR * 4,401 750,106
Ground Transportation 0 .2%
NTG Nordic Transport Group A/S * 12,357 471,393

Nationwide International Small Cap Fund - April 30, 2025 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
DENMARK
Marine Transportation 0 .2%
Dfds A/S * 43,997 612,295
Pharmaceuticals 0 .4%
ALK-Abello A/S, Class B * 39,087 913,031
4,286,045
FINLAND 0 .6%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 23,486 187,623
Chemicals 0 .5%
Kemira OYJ 63,368 1,306,079
1,493,702
FRANCE 3 .5%
Automobile Components 0 .2%
Valeo SE 62,709 619,282
Construction Materials 0 .2%
Imerys SA 6,285 210,027
Vicat SACA 6,048 338,325
548,352
Energy Equipment & Services 0 .5%
Technip Energies NV 34,797 1,183,511
Financial Services 0 .1%
Wendel SE 3,501 343,735
Ground Transportation 0 .6%
Ayvens SA Reg. S (a)(b) 127,432 1,300,258
Household Durables 0 .3%
Kaufman & Broad SA 20,717 812,053
Media 0 .9%
JCDecaux SE * 121,915 2,129,202
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 3,529 573,251
Personal Care Products 0 .2%
Interparfums SA 13,289 525,662
Pharmaceuticals 0 .3%
Medincell SA *(a) 36,309 631,570
8,666,876
GERMANY 3 .1%
Aerospace & Defense 0 .8%
Hensoldt AG 25,536 1,983,060
Biotechnology 0 .2%
Immatics NV *(a) 87,524 437,620
Diversified Telecommunication Services 0 .6%
United Internet AG (Registered) 71,910 1,623,316
Financial Services 0 .1%
Hypoport SE * 793 183,531
Life Sciences Tools & Services 0 .3%
Evotec SE *(a) 32,999 274,494
Gerresheimer AG 6,984 470,966
745,460
Machinery 1 .0%
Jungheinrich AG (Preference) 24,863 894,840
KION Group AG (a) 14,746 623,044
RENK Group AG 15,077 906,663
2,424,547
Common Stocks
Shares Value ($)
GERMANY
Professional Services 0 .1%
Bertrandt AG (a) 12,150 261,907
7,659,441
GREECE 0 .7%
Banks 0 .1%
Alpha Services and Holdings SA 129,031 315,019
Diversified Telecommunication Services 0 .6%
Hellenic Telecommunications
Organization SA 77,403 1,478,347
1,793,366
HONG KONG 1 .0%
Banks 0 .6%
Dah Sing Financial Holdings Ltd. 412,279 1,513,004
IT Services 0 .4%
SUNeVision Holdings Ltd. 1,206,848 1,015,936
2,528,940
INDIA 0 .1%
Machinery 0 .1%
Ashok Leyland Ltd. 84,709 226,204
ISRAEL 3 .7%
Banks 0 .5%
First International Bank of Israel
Ltd. (The) 22,765 1,252,434
Real Estate Management & Development 1 .0%
Melisron Ltd. 28,758 2,448,218
Semiconductors & Semiconductor Equipment 1 .0%
Camtek Ltd. *(a) 16,222 1,059,946
Nova Ltd. * 2,258 443,042
Tower Semiconductor Ltd. * 29,504 1,055,653
2,558,641
Software 1 .2%
Sapiens International Corp. NV 79,539 2,178,573
SimilarWeb Ltd. * 99,283 748,594
2,927,167
9,186,460
ITALY 3 .9%
Banks 0 .1%
Banca Monte dei Paschi di Siena
SpA (a) 40,806 343,293
Capital Markets 0 .5%
Banca Generali SpA 21,981 1,298,824
Construction Materials 0 .3%
Buzzi SpA 13,582 710,658
Electrical Equipment 0 .1%
Eurogroup Laminations SpA (a) 70,108 194,719
Energy Equipment & Services 0 .2%
Saipem SpA *(a) 200,814 464,829
Financial Services 0 .6%
BFF Bank SpA Reg. S *(b) 154,748 1,472,457
Gas Utilities 0 .9%
Italgas SpA (a) 281,094 2,309,516
Health Care Equipment & Supplies 0 .5%
DiaSorin SpA 10,544 1,205,360

34 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
ITALY
Household Durables 0 .4%
De' Longhi SpA 34,262 1,056,814
Textiles, Apparel & Luxury Goods 0 .3%
Brunello Cucinelli SpA (a) 5,724 640,879
9,697,349
JAPAN 31 .1%
Automobile Components 0 .7%
Koito Manufacturing Co. Ltd. 41,800 507,268
Nifco, Inc. 34,760 863,588
Sumitomo Rubber Industries Ltd.
(a) 38,300 483,690
1,854,546
Banks 2 .8%
Mebuki Financial Group, Inc. 819,100 3,989,040
Rakuten Bank Ltd. * 69,100 2,887,774
6,876,814
Broadline Retail 0 .6%
ASKUL Corp. 133,082 1,415,724
Building Products 0 .7%
Lixil Corp. 39,800 468,522
Nichias Corp. 6,700 225,182
Sanwa Holdings Corp. 23,600 774,988
TOTO Ltd. 11,600 308,471
1,777,163
Chemicals 2 .2%
ADEKA Corp. 13,800 248,310
Air Water, Inc. 36,900 502,546
Daicel Corp. 29,500 251,003
Denka Co. Ltd. 8,900 121,437
Kansai Paint Co. Ltd. 27,800 418,633
Lintec Corp. 12,400 236,859
Mitsubishi Gas Chemical Co., Inc. 21,900 333,517
Mitsui Chemicals, Inc. (a) 16,400 360,021
Nippon Shokubai Co. Ltd. 20,800 244,107
Nissan Chemical Corp. 18,300 534,079
NOF Corp. 32,400 487,095
Resonac Holdings Corp. 19,900 362,537
Shin-Etsu Polymer Co. Ltd. 21,300 218,112
Sumitomo Chemical Co. Ltd. 161,500 389,257
Teijin Ltd. 20,200 168,859
Tosoh Corp. 28,500 401,370
UBE Corp. (a) 15,500 226,771
5,504,513
Commercial Services & Supplies 0 .9%
Kokuyo Co. Ltd. (a) 17,648 362,014
Sohgo Security Services Co. Ltd. 254,349 2,006,407
2,368,421
Construction & Engineering 1 .4%
COMSYS Holdings Corp. 20,500 454,688
EXEO Group, Inc. 39,200 457,677
INFRONEER Holdings, Inc. 22,000 188,113
JGC Holdings Corp. 33,800 271,687
Kinden Corp. 15,600 404,501
Kyudenko Corp. 9,900 332,957
MIRAIT ONE Corp. 19,600 308,424
Penta-Ocean Construction Co.
Ltd. 40,200 230,904
Shimizu Corp. 67,500 721,479
SHO-BOND Holdings Co. Ltd. (a) 6,400 229,450
3,599,880
Common Stocks
Shares Value ($)
JAPAN
Construction Materials 0 .1%
Taiheiyo Cement Corp. 11,300 304,691
Consumer Finance 1 .0%
Marui Group Co. Ltd. 130,377 2,586,720
Containers & Packaging 0 .3%
FP Corp. 35,700 768,987
Distributors 0 .4%
PALTAC Corp. 36,200 1,002,833
Electric Utilities 1 .3%
Kyushu Electric Power Co., Inc. 355,500 3,165,730
Electronic Equipment, Instruments & Components 1 .6%
Canon Marketing Japan, Inc. 42,966 1,525,694
Hirose Electric Co. Ltd. 13,600 1,545,837
Ibiden Co. Ltd. 37,700 1,046,699
4,118,230
Financial Services 1 .1%
eGuarantee, Inc. (a) 145,600 1,803,328
GMO Payment Gateway, Inc. 15,329 961,340
2,764,668
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd.
(a) 20,800 514,971
Health Care Technology 0 .5%
M3, Inc. (a) 98,105 1,228,675
Hotel & Resort REITs 0 .7%
Invincible Investment Corp. 4,170 1,723,088
Hotels, Restaurants & Leisure 0 .5%
Resorttrust, Inc. 122,300 1,254,447
Leisure Products 1 .0%
Sega Sammy Holdings, Inc. 125,007 2,622,310
Machinery 3 .6%
Amada Co. Ltd. 51,200 511,849
DMG Mori Co. Ltd. (a) 19,300 335,275
Ebara Corp. 59,300 895,800
Fujitec Co. Ltd. 6,800 266,737
IHI Corp. 15,500 1,212,608
Japan Steel Works Ltd. (The) (a) 8,300 342,439
Kawasaki Heavy Industries Ltd. 18,100 1,076,266
Kurita Water Industries Ltd. 10,600 351,237
MISUMI Group, Inc. 123,837 1,739,353
Miura Co. Ltd. 14,300 305,234
Nabtesco Corp. 20,300 305,610
NGK Insulators Ltd. 29,600 365,525
NSK Ltd. 43,900 191,975
Sumitomo Heavy Industries Ltd. 20,700 431,045
THK Co. Ltd. 22,900 564,527
8,895,480
Media 0 .3%
Hakuhodo DY Holdings, Inc. 112,154 842,678
Office REITs 0 .5%
Japan Real Estate Investment
Corp. 1,587 1,258,480
Pharmaceuticals 0 .3%
Nxera Pharma Co. Ltd. *(a) 113,600 709,024
Professional Services 2 .3%
BayCurrent, Inc. 20,652 1,112,695
en Japan, Inc. 75,500 871,530

Nationwide International Small Cap Fund - April 30, 2025 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
JAPAN
Professional Services
Persol Holdings Co. Ltd. 545,300 985,372
TechnoPro Holdings, Inc. (a) 96,395 2,164,941
Visional, Inc. * 12,010 727,539
5,862,077
Real Estate Management & Development 1 .1%
Heiwa Real Estate Co. Ltd. 30,900 1,015,986
Tokyu Fudosan Holdings Corp. 266,215 1,856,997
2,872,983
Semiconductors & Semiconductor Equipment 1 .2%
Socionext, Inc. 116,888 1,258,286
Tokyo Seimitsu Co. Ltd. (a) 31,300 1,751,923
3,010,209
Software 0 .5%
OBIC Business Consultants Co.
Ltd. 11,462 546,867
Sansan, Inc. * 48,453 662,459
1,209,326
Specialty Retail 2 .5%
ABC-Mart, Inc. 93,012 1,726,135
Adastria Co. Ltd. 59,200 1,207,455
Shimamura Co. Ltd. 45,118 3,007,270
5,940,860
Trading Companies & Distributors 0 .5%
Inaba Denki Sangyo Co. Ltd. 14,500 381,605
Sojitz Corp. 32,080 758,128
1,139,733
Transportation Infrastructure 0 .3%
Japan Airport Terminal Co. Ltd. 26,400 758,176
77,951,437
MEXICO 0 .4%
Ground Transportation 0 .1%
Grupo Traxion SAB de CV, Class A
Reg. S *(a)(b) 276,210 231,413
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 22,060 698,804
930,217
NETHERLANDS 1 .8%
Biotechnology 0 .5%
Merus NV * 26,195 1,192,134
Chemicals 0 .1%
Corbion NV 11,804 253,315
Machinery 0 .8%
Aalberts NV (a) 66,711 2,226,550
Professional Services 0 .4%
Arcadis NV 18,912 916,937
4,588,936
NEW ZEALAND 0 .1%
Building Products 0 .1%
Fletcher Building Ltd. * 138,670 253,297
NORWAY 1 .3%
Broadline Retail 0 .7%
Europris ASA Reg. S (b) 241,391 1,795,418
Energy Equipment & Services 0 .1%
DOF Group ASA * 44,616 346,427
Common Stocks
Shares Value ($)
NORWAY
Insurance 0 .5%
Storebrand ASA 98,064 1,189,584
3,331,429
POLAND 0 .2%
Banks 0 .2%
Alior Bank SA 21,234 581,792
SINGAPORE 0 .7%
Ground Transportation 0 .2%
ComfortDelGro Corp. Ltd. 331,410 387,456
Specialized REITs 0 .5%
Keppel DC REIT 901,077 1,491,954
1,879,410
SLOVENIA 0 .5%
Banks 0 .5%
Nova Ljubljanska Banka dd, GDR
Reg. S 45,660 1,350,542
SOUTH AFRICA 0 .3%
Metals & Mining 0 .3%
Harmony Gold Mining Co. Ltd. 42,082 667,461
SPAIN 1 .7%
Banks 0 .2%
Unicaja Banco SA Reg. S (b) 253,703 484,086
Hotels, Restaurants & Leisure 0 .3%
Melia Hotels International SA 112,355 817,946
Insurance 0 .2%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros (a) 367,129 534,926
Machinery 0 .6%
Fluidra SA 62,360 1,442,016
Pharmaceuticals 0 .4%
Almirall SA (a) 99,150 1,098,584
4,377,558
SWEDEN 1 .5%
Containers & Packaging 0 .5%
Billerud Aktiebolag 108,153 1,147,057
Leisure Products 0 .2%
Thule Group AB Reg. S (a)(b) 26,123 600,816
Real Estate Management & Development 0 .8%
Cibus Nordic Real Estate AB publ
(a) 118,752 2,060,502
3,808,375
SWITZERLAND 2 .5%
Electrical Equipment 0 .4%
Accelleron Industries AG 17,365 928,529
Life Sciences Tools & Services 1 .3%
Siegfried Holding AG (Registered)
* 18,340 2,177,282
Tecan Group AG (Registered) 5,882 1,148,659
3,325,941
Real Estate Management & Development 0 .8%
PSP Swiss Property AG
(Registered) 10,791 1,924,037
6,178,507

36 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
TAIWAN 1 .7%
Electronic Equipment, Instruments & Components 0 .5%
Chroma ATE, Inc. 131,979 1,210,966
Semiconductors & Semiconductor Equipment 1 .2%
ASPEED Technology, Inc. 20,675 1,946,691
Gudeng Precision Industrial Co.
Ltd. 91,235 1,051,336
2,998,027
4,208,993
UNITED KINGDOM 18 .4%
Biotechnology 0 .9%
Autolus Therapeutics plc, ADR * 380,544 536,567
Genus plc 38,615 949,516
Immunocore Holdings plc, ADR * 23,444 705,664
2,191,747
Capital Markets 0 .6%
Allfunds Group plc (a) 178,789 1,011,375
Intermediate Capital Group plc 17,075 427,792
1,439,167
Chemicals 0 .4%
Elementis plc 517,555 864,891
Synthomer plc * 124,864 137,733
1,002,624
Consumer Staples Distribution & Retail 0 .6%
Marks & Spencer Group plc 303,350 1,574,592
Distributors 0 .4%
Inchcape plc 117,784 1,055,054
Electronic Equipment, Instruments & Components 0 .7%
Spectris plc 63,211 1,700,736
Energy Equipment & Services 0 .2%
Subsea 7 SA 40,284 614,588
Food Products 0 .6%
Tate & Lyle plc 194,817 1,453,193
Hotels, Restaurants & Leisure 1 .7%
Deliveroo plc, Class A Reg. S *(b) 829,167 1,891,652
Trainline plc Reg. S *(b) 632,454 2,472,892
4,364,544
Household Durables 0 .9%
Bellway plc 63,943 2,301,475
Industrial Conglomerates 0 .9%
Smiths Group plc 91,711 2,281,761
Insurance 1 .4%
Beazley plc 202,220 2,387,695
Hiscox Ltd. 75,564 1,112,359
3,500,054
IT Services 1 .1%
Softcat plc 128,607 2,867,801
Machinery 2 .2%
IMI plc 128,155 3,046,419
Rotork plc 559,932 2,271,620
5,318,039
Marine Transportation 0 .4%
Clarkson plc 23,326 1,025,085
Metals & Mining 0 .1%
Hill & Smith plc 15,560 371,816
Passenger Airlines 0 .7%
easyJet plc 85,997 567,541
Common Stocks
Shares Value ($)
UNITED KINGDOM
Passenger Airlines
JET2 plc 61,755 1,310,733
1,878,274
Pharmaceuticals 0 .8%
Verona Pharma plc, ADR * 28,455 2,050,752
Retail REITs 1 .3%
Hammerson plc 950,268 3,204,181
Specialty Retail 1 .9%
Currys plc * 2,219,731 3,286,633
WH Smith plc 98,127 1,184,692
4,471,325
Trading Companies & Distributors 0 .2%
Diploma plc 10,305 548,188
Water Utilities 0 .4%
Pennon Group plc 151,237 1,011,161
46,226,157
UNITED STATES 1 .5%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 146,537 394,830
Entertainment 0 .3%
IMAX Corp. * 28,935 703,989
Professional Services 1 .0%
Fiverr International Ltd. *(a) 108,626 2,764,532
3,863,351
Total Common Stocks
(cost $218,211,477) 256,588,780
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 6 .4%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$10,070,820, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $10,272,237.
(c)(d) 10,069,603 10,069,603

Nationwide International Small Cap Fund - April 30, 2025 (Unaudited) - Statement of Investments - 37
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale, 4.37%,
dated 4/30/2025, due
5/1/2025, repurchase price
$6,000,728, collateralized by
U.S. Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
11/15/2040 - 11/15/2049; total
market value $6,120,000.(c)
(d) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $16,069,603) 16,069,603
Total Investments
(cost $234,281,080) — 108.7% 272,658,383
Liabilities in excess of other assets — (8.7)% (21,724,281)
NET ASSETS — 100.0%
$250,934,102
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $20,604,513, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,069,603 and by $7,352,912 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.00%, and maturity
dates ranging from 5/8/2025 - 11/15/2054, a total value of
$23,422,515.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2025 was $16,335,670 which
represents 6.51% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $16,069,603.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - April 30, 2025 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks 96 .9%
Shares Value ($)
AUSTRIA 3 .9%
Banks 3 .9%
Erste Group Bank AG 12,722 856,916
BRAZIL 1 .7%
Broadline Retail 1 .7%
MercadoLibre, Inc. * 158 368,274
CANADA 4 .9%
Metals & Mining 2 .8%
Teck Resources Ltd., Class B 18,342 623,330
Oil, Gas & Consumable Fuels 2 .1%
Canadian Natural Resources Ltd. 15,932 457,089
1,080,419
CHINA 2 .7%
Automobiles 1 .5%
BYD Co. Ltd., Class H 6,500 313,373
Biotechnology 0 .4%
Zai Lab Ltd., ADR * 2,851 90,348
Hotels, Restaurants & Leisure 0 .8%
Trip.com Group Ltd., ADR 3,157 186,231
589,952
DENMARK 0 .9%
Biotechnology 0 .9%
Ascendis Pharma A/S, ADR * 1,188 202,483
FRANCE 4 .8%
Machinery 1 .6%
Alstom SA * 14,692 355,001
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 5,781 327,837
Textiles, Apparel & Luxury Goods 1 .7%
LVMH Moet Hennessy Louis
Vuitton SE 707 390,142
1,072,980
GERMANY 8 .3%
Aerospace & Defense 1 .4%
Rheinmetall AG 182 308,111
Automobiles 1 .2%
Dr Ing hc F Porsche AG
(Preference) Reg. S (a) 5,395 269,712
Diversified Telecommunication Services 3 .9%
Deutsche Telekom AG
(Registered) 23,548 844,969
Software 1 .8%
SAP SE 1,414 408,966
1,831,758
HONG KONG 2 .7%
Insurance 2 .7%
AIA Group Ltd. 80,475 607,996
INDIA 3 .6%
Banks 3 .6%
HDFC Bank Ltd. 35,135 800,924
ITALY 4 .7%
Banks 1 .9%
UniCredit SpA 7,320 423,284
Common Stocks
Shares Value ($)
ITALY
Beverages 1 .8%
Davide Campari-Milano NV (b) 59,540 397,195
Passenger Airlines 1 .0%
Ryanair Holdings plc 9,552 226,056
1,046,535
JAPAN 11 .8%
Banks 3 .1%
Resona Holdings, Inc. 86,800 694,588
Chemicals 1 .6%
Shin-Etsu Chemical Co. Ltd. 11,900 361,529
Insurance 3 .4%
Dai-ichi Life Holdings, Inc. 102,908 740,276
IT Services 1 .7%
Fujitsu Ltd. 16,700 369,107
Professional Services 1 .2%
Recruit Holdings Co. Ltd. 4,800 267,917
Semiconductors & Semiconductor Equipment 0 .8%
Disco Corp. 900 174,713
2,608,130
NETHERLANDS 7 .2%
Beverages 2 .9%
Heineken NV (b) 7,088 633,156
Biotechnology 1 .7%
Argenx SE, ADR * 585 377,407
Semiconductors & Semiconductor Equipment 2 .6%
ASML Holding NV (b) 876 586,418
1,596,981
SPAIN 3 .0%
Banks 3 .0%
Banco Bilbao Vizcaya Argentaria
SA 48,532 667,090
SWEDEN 2 .6%
Electronic Equipment, Instruments & Components 2 .6%
Hexagon AB, Class B * 57,762 565,867
TAIWAN 6 .3%
Semiconductors & Semiconductor Equipment 6 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 49,000 1,396,802
UNITED KINGDOM 16 .3%
Aerospace & Defense 5 .7%
BAE Systems plc 56,144 1,290,458
Banks 2 .9%
NatWest Group plc 102,169 652,181
Commercial Services & Supplies 1 .8%
Rentokil Initial plc 87,988 401,412
Personal Care Products 2 .9%
Unilever plc 9,972 632,913
Pharmaceuticals 3 .0%
AstraZeneca plc 4,569 654,789
3,631,753

Nationwide Janus Henderson Overseas Fund - April 30, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES 11 .5%
Entertainment 6 .4%
Liberty Media Corp-Liberty
Formula One, Class C *(b) 9,291 823,833
Spotify Technology SA * 948 582,053
1,405,886
Pharmaceuticals 3 .4%
Sanofi SA 6,916 758,471
Textiles, Apparel & Luxury Goods 1 .7%
Samsonite Group SA Reg. S (a) 206,223 371,204
2,535,561
Total Common Stocks
(cost $16,028,896) 21,460,421
Repurchase Agreements 4 .6%
Principal
Amount ($)
CF Secured, LLC, 4.35%,
dated 4/30/2025, due
5/1/2025, repurchase price
$8,489, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2025 - 2/15/2054; total
market value $8,659.(c)(d) 8,488 8,488
Santander US Capital Markets,
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,121, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.13%, maturing
10/23/2025 - 1/15/2029; total
market value $1,020,124.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,008,488) 1,008,488
Total Investments
(cost $17,037,384) — 101.5% 22,468,909
Liabilities in excess of other assets — (1.5)% (326,877)
NET ASSETS — 100.0%
$22,142,032
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities as of April 30, 2025 was $640,916 which
represents 2.89% of net assets.
(b) The security or a portion of this security is on loan as of
April 30, 2025. The total value of securities on loan as of
April 30, 2025 was $2,169,159, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,008,488 and by $1,232,764 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 5/8/2025 - 11/15/2054, a total value of
$2,241,252.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2025 was $1,008,488.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

40 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Assets:
Investment securities, at value
*
$ 1,046,804,076
Repurchase agreements, at value 64,208,527
Cash 32,042,959
Cash pledged for swap contracts 11,457,081
Deposits with broker for futures contracts 8,239,421
Foreign currencies, at value —
Interest and dividends receivable 10,488,639
Security lending income receivable 17,315
Receivable for investments sold 576,273
Receivable for capital shares issued 1,059,848
Reclaims receivable —
Receivable for variation margin on futures contracts 215,057
Receivable for variation margin on centrally cleared swap contracts 1,601,622
Unrealized appreciation on forward foreign currency contracts (Note 2) 3,144
Receivable for reimbursement from investment adviser (Note 3) 92,634
Prepaid expenses 62,129
Total Assets 1,176,868,725
Liabilities:
Payable for investments purchased 143,091,771
Payable for capital shares redeemed 387,502
Cash collateral pledged at broker for TBAs 520,000
Cash overdraft (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 41,646
Payable upon return of securities loaned (Note 2) 64,208,527
Accrued expenses and other payables:
Investment advisory fees 406,289
Fund administration fees 61,463
Distribution fees 13,271
Administrative servicing fees 161,777
Accounting and transfer agent fees 5,852
Trustee fees 2,174
Deferred capital gain country tax —
Custodian fees 33
Compliance program costs (Note 3) 2
Professional fees 15,939
Printing fees 73
Recoupment fees (Note 3) —
Other 87
Total Liabilities 208,916,406
Commitments and contingencies (Note 3) —
Net Assets $ 967,952,319
* Includes value of securities on loan (Note 2) 72,111,175
Cost of investment securities 1,049,622,213
Cost of repurchase agreements 64,208,527
Cost of foreign currencies —
Represented by:
Capital $ 967,586,889
Total distributable earnings (loss) 365,430
Net Assets $ 967,952,319

International Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 41
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 214,051,030 $ 206,711,999 $ 256,588,780 $ 21,460,421
2,345,580 5,619,819 16,069,603 1,008,488
1,968,789 — — 442,687
— — — —
— — — —
— 46,348 42,591 23
857,989 280,884 1,628,121 76,832
11,435 2,609 10,803 406
503,673 — 1,652,300 —
16,326 9,527 8,002 24,669
734,912 96,882 895,468 269,608
— — — —
— — — —
— — — —
— — 44,622 16,217
41,038 24,695 41,229 17,291
220,530,772 212,792,763 276,981,519 23,316,642
466,104 — 619,397 —
3 44,921 3,141,053 40,533
— — — —
— 111,096 5,866,914 —
— — — —
2,345,580 5,619,819 16,069,603 1,008,488
127,002 105,696 210,822 12,159
44,411 46,925 57,393 39,848
1,115 7,237 49 175
1,814 35,106 10,424 8,231
— 1,319 — 1,450
699 710 1,378 113
— — — 25,426
1,427 1,818 1,932 7,558
6 3 1 —
19,209 17,682 16,398 10,281
6,542 6,783 10,896 9,424
— 30,300 — —
2,315 1,430 41,157 10,924
3,016,227 6,030,845 26,047,417 1,174,610
— — — —
$ 217,514,545 $ 206,761,918 $ 250,934,102 $ 22,142,032
4,549,196 8,591,605 20,604,513 2,169,159
157,850,885 170,810,797 218,211,477 16,028,896
2,345,580 5,619,819 16,069,603 1,008,488
— 45,524 42,110 22
$ 156,696,308 $ 162,850,049 $ 231,422,200 $ 22,531,689
60,818,237 43,911,869 19,511,902 (389,657)
$ 217,514,545 $ 206,761,918 $ 250,934,102 $ 22,142,032

42 - Statements of Assets and Liabilities - April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Net Assets:
Class A Shares $ 76,198,514
Class M Shares —
Class R6 Shares 64,770,584
Eagle Class Shares —
Institutional Service Class Shares 826,983,221
Total $ 967,952,319
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 7,649,943
Class M Shares —
Class R6 Shares 6,497,851
Eagle Class Shares —
Institutional Service Class Shares 82,974,272
Total 97,122,066
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .96 (a)
Class M Shares $ —
Class R6 Shares $ 9 .97
Eagle Class Shares $ —
Institutional Service Class Shares $ 9 .97
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .19
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

International Funds - April 30, 2025 (Unaudited) - Statements of Assets and Liabilities - 43
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 5,848,331 $ 36,808,490 $ 255,311 $ 890,471
206,589,205 — — —
1,558,253 8,432,968 160,714,108 9,488,106
— — — 17,830
3,518,756 161,520,460 89,964,683 11,745,625
$ 217,514,545 $ 206,761,918 $ 250,934,102 $ 22,142,032
562,237 1,761,383 25,981 43,455
19,789,260 — — —
149,245 383,456 16,243,996 457,767
— — — 838
337,101 7,339,002 9,105,602 554,884
20,837,843 9,483,841 25,375,579 1,056,944
$ 10 .40 (b) $ 20 .90 (b) $ 9 .83 (b) $ 20 .49 (b)
$ 10 .44 $ — $ — $ —
$ 10 .44 $ 21 .99 $ 9 .89 $ 20 .73
$ — $ — $ — $ 21 .28
$ 10 .44 $ 22 .01 $ 9 .88 $ 21 .17
$ 11 .03 $ 22 .18 $ 10 .43 $ 21 .74
5 .75% 5 .75% 5 .75% 5 .75%

44 - Statements of Operations - For the Six Months Ended April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
INVESTMENT INCOME:
Interest income $ 27,919,042
Dividend income 63,469
Income from securities lending (net of fees) (Note 2) 42,086
Foreign tax withholding (1,827)
European Union tax reclaims (Note 2) —
Total Income 28,022,770
EXPENSES:
Investment advisory fees 2,157,190
Fund administration fees 123,450
Distribution fees Class A 63,163
Administrative servicing fees Class A 44,873
Administrative servicing fees Institutional Service Class 416,746
Registration and filing fees 44,657
Professional fees 43,270
Printing fees 20,463
Trustee fees 15,180
Custodian fees 9,856
Accounting and transfer agent fees 20,293
Compliance program costs (Note 3) 1,568
European Union tax reclaims filing fees (Note 2) —
Recoupment fees (Note 3) —
Other 6,096
Total expenses before expenses reimbursed 2,966,805
Expenses reimbursed by adviser (Note 3) (448,959)
Net Expenses 2,517,846
NET INVESTMENT INCOME 25,504,924
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)† 1,535,994
Expiration or closing of futures contracts (Note 2) 7,647,335
Settlement of forward foreign currency contracts (Note 2) (2,152,745)
Foreign currency transactions (Note 2) 296,251
Expiration or closing of swap contracts (Note 2) 2,416,742
Net realized gains (losses) 9,743,577
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (7,037,845)
Futures contracts (Note 2) (12,888,934)
Forward foreign currency contracts (Note 2) (38,671)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 48,283
Swap contracts (Note 2) 2,652,252
Net change in unrealized appreciation/depreciation (17,264,915)
Net realized/unrealized gains (losses) (7,521,338)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 17,983,586
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Six Months Ended April 30, 2025 (Unaudited) - Statements of Operations - 45
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 39,912 $ 45,389 $ 27,025 $ 16,293
3,505,250 1,344,977 3,569,169 283,949
20,748 7,078 51,921 2,518
(317,571) (50,996) (58,287) (28,614)
57,162 23,855 285,307 —
3,305,501 1,370,303 3,875,135 274,146
752,115 699,626 1,364,155 133,309
50,641 52,738 68,484 29,813
6,251 48,234 301 1,116
1,250 14,823 88 357
1,941 209,789 51,797 32,626
28,328 25,508 25,164 27,400
23,388 23,045 29,727 27,528
— 6,543 3,929 4,545
3,960 4,348 6,075 847
4,412 5,625 29,568 —
7,962 8,692 6,875 6,352
420 457 643 88
11,433 4,771 47,130 —
— 30,300 — —
6,234 3,534 10,675 4,259
898,335 1,138,033 1,644,611 268,240
— — (267,519) (96,952)
898,335 1,138,033 1,377,092 171,288
2,407,166 232,270 2,498,043 102,858
6,079,732 8,265,323 10,953,771 4,307,154
— — — —
— — — —
(35,164) (11,565) 79,212 (17,631)
— — — —
6,044,568 8,253,758 11,032,983 4,289,523
11,757,326 (8,677,689) 6,649 (2,244,332)
— — — —
— — — —
67,953 10,005 131,074 12,886
— — — —
11,825,279 (8,667,684) 137,723 (2,231,446)
17,869,847 (413,926) 11,170,706 2,058,077
$ 20,277,013 $ (181,656) $ 13,668,749 $ 2,160,935
$ — $ — $ — $ (4,243)
$ — $ — $ — $ (1,920)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - International Funds
Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 25,504,924 $ 26,071,952
Net realized gains (losses) 9,743,577 (7,886,073)
Net change in unrealized appreciation/depreciation (17,264,915) 25,139,875
Change in net assets resulting from operations 17,983,586 43,325,754
Distributions to Shareholders From:
Distributable earnings:
Class A (1,353,816) (1,382,019)
Class C(a) — (29,521)
Class M — —
Class R6 (1,966,865) (3,530,519)
Institutional Service Class (19,340,840) (17,495,027)
Change in net assets from shareholder distributions (22,661,521) (22,437,086)
Change in net assets from capital transactions 332,264,087 398,929,873
Change in net assets 327,586,152 419,818,541
Net Assets:
Beginning of period 640,366,167 220,547,626
End of period $ 967,952,319 $ 640,366,167
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 49,507,422 $ 33,390,640
Proceeds from shares issued from class conversion (Note 1)(a) — 7,062
Dividends reinvested 1,347,537 1,374,237
Cost of shares redeemed (12,767,885) (13,687,097)
Total Class A Shares 38,087,074 21,084,842
Class C Shares
Proceeds from shares issued — 185,994
Dividends reinvested — 29,521
Cost of shares redeemed in class conversion (Note 1)(a) — (7,062)
Cost of shares redeemed — (1,928,253)
Total Class C Shares — (1,719,800)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 15,504,195 21,225,178
Dividends reinvested 1,966,865 3,530,519
Cost of shares redeemed (23,391,842) (12,142,453)
Total Class R6 Shares (5,920,782) 12,613,244
Institutional Service Class Shares
Proceeds from shares issued 408,445,525 429,983,572
Dividends reinvested 19,271,483 17,484,459
Cost of shares redeemed (127,619,213) (80,516,444)
Total Institutional Service Class Shares 300,097,795 366,951,587
Change in net assets from capital transactions $ 332,264,087 $ 398,929,873

International Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 2,407,166 $ 4,288,909 $ 232,270 $ 554,938
6,044,568 11,488,330 8,253,758 15,215,653
11,825,279 25,130,419 (8,667,684) 28,698,538
20,277,013 40,907,658 (181,656) 44,469,129
(98,403) (122,763) (2,863,139) (140,055)
— (6,079) — —
(3,959,282) (5,235,503) — —
(32,056) (46,158) (653,976) (61,159)
(71,491) (105,244) (11,853,588) (777,846)
(4,161,232) (5,515,747) (15,370,703) (979,060)
2,883,229 (1,608,551) 2,558,931 (20,843,124)
18,999,010 33,783,360 (12,993,428) 22,646,945
198,515,535 164,732,175 219,755,346 197,108,401
$ 217,514,545 $ 198,515,535 $ 206,761,918 $ 219,755,346
$ 848,021 $ 1,156,415 $ 144,705 $ 1,742,874
— 221 — 2,900
90,518 111,462 2,779,352 136,677
(436,825) (715,498) (3,101,706) (5,342,118)
501,714 552,600 (177,649) (3,459,667)
— — — 3,600
— 6,063 — —
— (221) — (2,900)
— (458,888) — (978,420)
— (453,046) — (977,720)
6,063,582 9,992,384 — —
3,828,430 5,022,063 — —
(6,994,259) (16,065,513) — —
2,897,753 (1,051,066) — —
50,605 207,974 132,191 1,037,953
29,757 43,269 591,285 55,246
(291,507) (264,395) (987,485) (962,685)
(211,145) (13,152) (264,009) 130,514
42,170 20,302 3,188,351 5,495,162
64,898 95,148 11,722,853 769,793
(412,161) (759,337) (11,910,615) (22,801,206)
(305,093) (643,887) 3,000,589 (16,536,251)
$ 2,883,229 $ (1,608,551) $ 2,558,931 $ (20,843,124)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - International Funds
Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 4,946,268 3,401,555
Issued in class conversion (Note 1)(a) — 745
Reinvested 135,215 140,988
Redeemed (1,281,833) (1,389,341)
Total Class A Shares 3,799,650 2,153,947
Class C Shares
Issued — 19,484
Reinvested — 3,098
Redeemed in class conversion (Note 1)(a) — (747)
Redeemed — (199,778)
Total Class C Shares — (177,943)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 1,539,997 2,159,704
Reinvested 197,380 362,784
Redeemed (2,330,379) (1,250,434)
Total Class R6 Shares (593,002) 1,272,054
Institutional Service Class Shares
Issued 40,755,518 43,781,941
Reinvested 1,933,804 1,789,790
Redeemed (12,757,052) (8,224,125)
Total Institutional Service Class Shares 29,932,270 37,347,606
Total change in shares 33,138,918 40,595,664
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
84,206 130,517 6,852 82,186
— 25 — 151
9,871 12,088 133,111 6,448
(45,291) (77,128) (143,588) (244,233)
48,786 65,502 (3,625) (155,448)
— — — 195
— 713 — —
— (26) — (167)
— (52,933) — (50,797)
— (52,246) — (50,769)
610,012 1,058,638 — —
416,250 542,727 — —
(736,571) (1,694,031) — —
289,691 (92,666) — —
5,211 22,480 5,708 46,218
3,235 4,674 26,938 2,448
(29,868) (29,176) (42,978) (41,335)
(21,422) (2,022) (10,332) 7,331
4,149 2,105 136,942 244,929
7,062 10,328 533,342 34,521
(41,726) (82,665) (522,698) (994,577)
(30,515) (70,232) 147,586 (715,127)
286,540 (151,664) 133,629 (914,013)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - International Funds
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 2,498,043 $ 10,389,207
Net realized gains 11,032,983 32,458,252
Net change in unrealized appreciation/depreciation 137,723 85,085,533
Change in net assets resulting from operations 13,668,749 127,932,992
Distributions to Shareholders From:
Distributable earnings:
Class A (18,600) (9,137)
Class R6 (15,875,192) (13,420,988)
Eagle Class — —
Institutional Service Class (6,365,883) (1,831,687)
Change in net assets from shareholder distributions (22,259,675) (15,261,812)
Change in net assets from capital transactions (45,292,627) (347,841,490)
Change in net assets (53,883,553) (235,170,310)
Net Assets:
Beginning of period 304,817,655 539,987,965
End of period $ 250,934,102 $ 304,817,655
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 29,023 $ 20,355
Dividends reinvested 18,600 9,137
Cost of shares redeemed (74,519) (131,744)
Total Class A Shares (26,896) (102,252)
Class R6 Shares
Proceeds from shares issued 14,506,709 62,353,499
Dividends reinvested 15,028,736 12,856,876
Cost of shares redeemed (86,771,513) (438,758,221)
Total Class R6 Shares (57,236,068) (363,547,846)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 25,866,285 28,529,467
Dividends reinvested 5,971,930 1,762,224
Cost of shares redeemed (19,867,878) (14,483,083)
Total Institutional Service Class Shares 11,970,337 15,808,608
Change in net assets from capital transactions $ (45,292,627) $ (347,841,490)

International Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
$ 102,858 $ 777,616
4,289,523 3,905,452
(2,231,446) 3,446,934
2,160,935 8,130,002
(7,706) (44,969)
(113,599) (546,940)
(146) (285)
(285,117) (1,355,237)
(406,568) (1,947,431)
(27,299,258) (3,097,670)
(25,544,891) 3,084,901
47,686,923 44,602,022
$ 22,142,032 $ 47,686,923
$ 10,068 $ 66,538
7,706 44,969
(131,741) (334,572)
(113,967) (223,065)
968,765 1,427,713
113,599 546,940
(3,967,819) (2,697,380)
(2,885,455) (722,727)
9,971 —
146 285
— —
10,117 285
4,410,557 4,750,660
285,117 1,354,900
(29,005,627) (8,257,723)
(24,309,953) (2,152,163)
$ (27,299,258) $ (3,097,670)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2025 (Unaudited) - International Funds
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 3,030 2,141
Reinvested 2,085 948
Redeemed (7,729) (13,034)
Total Class A Shares (2,614) (9,945)
Class R6 Shares
Issued 1,540,969 6,559,691
Reinvested 1,675,444 1,329,958
Redeemed (9,042,495) (43,618,449)
Total Class R6 Shares (5,826,082) (35,728,800)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 2,743,160 2,838,377
Reinvested 666,510 179,951
Redeemed (2,113,269) (1,474,895)
Total Institutional Service Class Shares 1,296,401 1,543,433
Total change in shares (4,532,295) (34,195,312)

International Funds - April 30, 2025 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
506 3,464
401 2,434
(6,588) (17,043)
(5,681) (11,145)
48,909 71,192
5,850 29,081
(191,269) (133,290)
(136,510) (33,017)
492 —
7 15
— —
499 15
217,304 235,132
14,364 70,683
(1,369,308) (418,658)
(1,137,640) (112,843)
(1,279,332) (156,990)

54 - Financial Highlights - April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.00 $ 0.30 $ (0.08) $ 0.22 $ (0.26) $ — $ (0.26) $ 9.96 2.25% $ 76,199 0.92% 5.97% 1.03% 119.95%
10/31/2024 9.43 0.60 0.50 1.10 (0.53) — (0.53) 10.00 11.91% 38,516 0.99% 6.16% 1.15% 220.79%
10/31/2023 9.68 0.60 0.12 0.72 (0.47) (0.50) (0.97) 9.43 7.90% 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
Class R6 Shares
4/30/2025 (Unaudited) 10.01 0.32 (0.08) 0.24 (0.28) — (0.28) 9.97 2.46% 64,771 0.49% 6.41% 0.60% 119.95%
10/31/2024 9.43 0.65 0.50 1.15 (0.57) — (0.57) 10.01 12.55% 70,980 0.49% 6.68% 0.65% 220.79%
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.01 0.31 (0.07) 0.24 (0.28) — (0.28) 9.97 2.40% 826,983 0.61% 6.28% 0.72% 119.95%
10/31/2024 9.43 0.64 0.50 1.14 (0.56) — (0.56) 10.01 12.41% 530,870 0.61% 6.52% 0.77% 220.79%
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2025 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2025 (Unaudited) $ 9.63 $ 0.11 $ 0.85 $ 0.96 $ (0.19) $ — $ (0.19) $ 10.40 10.28% $ 5,848 1.19% 2.18% 1.19% 20.01%
10/31/2024 7.94 0.18 1.75 1.93 (0.24) — (0.24) 9.63 24.53% 4,945 1.20% 1.92% 1.20% 38.37%
10/31/2023 6.84 0.17 1.11 1.28 (0.18) — (0.18) 7.94 18.73% 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
Class M Shares
4/30/2025 (Unaudited) 9.66 0.12 0.86 0.98 (0.20) — (0.20) 10.44 10.46% 206,589 0.89% 2.41% 0.89% 20.01%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 188,371 0.88% 2.21% 0.88% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
Class R6 Shares
4/30/2025 (Unaudited) 9.66 0.11 0.87 0.98 (0.20) — (0.20) 10.44 10.46% 1,558 0.89% 2.33% 0.89% 20.01%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 1,649 0.88% 2.22% 0.88% 38.37%
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
Institutional Service Class Shares
4/30/2025 (Unaudited) 9.66 0.11 0.87 0.98 (0.20) — (0.20) 10.44 10.40% 3,519 1.00% 2.21% 1.00% 20.01%
10/31/2024 7.96 0.20 1.76 1.96 (0.26) — (0.26) 9.66 24.85% 3,551 0.94% 2.10% 0.94% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

56 - Financial Highlights - April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2025 (Unaudited) $ 22.60 $ 0.02 $ (0.06) $ (0.04) $ (0.23) $ (1.43) $ (1.66) $ 20.90 (0.19)% $ 36,808 1.13% 0.14% 1.13% 22.56%
10/31/2024 18.48 0.04 4.15 4.19 (0.07) — (0.07) 22.60 22.72% 39,889 1.23% 0.17% 1.23% 31.22%
10/31/2023 18.17 0.05 1.90 1.95 (0.06) (1.58) (1.64) 18.48 11.31% 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
Class R6 Shares
4/30/2025 (Unaudited) 23.70 0.05 (0.06) (0.01) (0.27) (1.43) (1.70) 21.99 (0.05)% 8,433 0.80% 0.47% 0.80% 22.56%
10/31/2024 19.37 0.12 4.36 4.48 (0.15) — (0.15) 23.70 23.19% 9,333 0.89% 0.52% 0.89% 31.22%
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
Institutional Service Class Shares
4/30/2025 (Unaudited) 23.71 0.02 (0.06) (0.04) (0.23) (1.43) (1.66) 22.01 (0.14)% 161,520 1.05% 0.22% 1.05% 22.56%
10/31/2024 19.39 0.06 4.36 4.42 (0.10) — (0.10) 23.71 22.83% 170,533 1.14% 0.25% 1.14% 31.22%
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - April 30, 2025 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 10.14 $ 0.07 $ 0.40 $ 0.47 $ (0.78) $ — $ (0.78) $ 9.83 5.38% $ 255 1.24% 1.50% 1.43% 50.53%
10/31/2024 8.37 0.14 1.88 2.02 (0.25) — (0.25) 10.14 24.35% 290 1.23% 1.43% 1.37% 88.45%
10/31/2023 7.87 0.13 0.41 0.54 (0.04) — (0.04) 8.37 6.85% 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
Class R6 Shares
4/30/2025 (Unaudited) 10.19 0.08 0.41 0.49 (0.79) — (0.79) 9.89 5.55%(g) 160,714 0.92% 1.73% 1.11% 50.53%
10/31/2024 8.43 0.18 1.88 2.06 (0.30) — (0.30) 10.19 24.62%(g) 224,998 0.90% 1.87% 1.03% 88.45%
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
Institutional Service Class Shares
4/30/2025 (Unaudited) 10.18 0.08 0.40 0.48 (0.78) — (0.78) 9.88 5.52% 89,965 1.04% 1.77% 1.23% 50.53%
10/31/2024 8.41 0.17 1.88 2.05 (0.28) — (0.28) 10.18 24.50% 79,530 1.03% 1.72% 1.17% 88.45%
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

58 - Financial Highlights - April 30, 2025 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Janus Henderson Overseas Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2025 (Unaudited) $ 19.89 $ 0.09 $ 0.68 $ 0.77 $ (0.17) $ — $ (0.17) $ 20.49 3.91% $ 890 1.05% 0.90% 1.64% 19.97%
10/31/2024 17.44 0.28 2.95 3.23 (0.78) — (0.78) 19.89 18.87% 977 1.10% 1.41% 1.51% 43.00%
10/31/2023 15.35 0.26 2.08 2.34 (0.25) — (0.25) 17.44 15.23% 1,051 1.12% 1.41% 1.44% 40.07%(g)
10/31/2022 30.62 0.05 (13.56) (13.51) (h) — (1.76) (1.76) 15.35 (46.40)%(h) 1,271 1.09% 0.27% 1.20% 104.12%
10/31/2021 24.88 (0.14) 6.65 6.51 (i) (0.06) (0.71) (0.77) 30.62 26.44%(i) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(j) 1,584 1.06% 0.98% 1.18% 26.04%
Class R6 Shares
4/30/2025 (Unaudited) 20.10 0.10 0.71 0.81 (0.18) — (0.18) 20.73 4.11% 9,488 0.72% 1.05% 1.28% 19.97%
10/31/2024 17.64 0.36 2.97 3.33 (0.87) — (0.87) 20.10 19.28% 11,944 0.75% 1.80% 1.16% 43.00%
10/31/2023 15.55 0.31 2.13 2.44 (0.35) — (0.35) 17.64 15.67% 11,062 0.75% 1.68% 1.07% 40.07%(g)
10/31/2022 30.88 0.16 (13.73) (13.57) (h) — (1.76) (1.76) 15.55 (46.19)%(h) 12,288 0.72% 0.87% 0.83% 104.12%
10/31/2021 25.00 (0.04) 6.70 6.66 (i) (0.07) (0.71) (0.78) 30.88 26.90%(i) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(j) 1,220 0.72% 0.96% 0.84% 26.04%
Eagle Class Shares
4/30/2025 (Unaudited) 20.57 0.14 0.75 0.89 (0.18) — (0.18) 21.28 4.37%(j) 18 0.72% 1.32% 1.32% 19.97%
10/31/2024 18.05 0.37 3.02 3.39 (0.87) — (0.87) 20.57 19.16%(j) 7 0.75% 1.79% 1.16% 43.00%
10/31/2023 15.90 0.34 2.17 2.51 (0.36) — (0.36) 18.05 15.74%(j) 6 0.75% 1.80% 1.09% 40.07%(g)
10/31/2022 31.54 0.15 (14.03) (13.88) (h) — (1.76) (1.76) 15.90 (46.22)%(h)(j) 5 0.72% 0.74% 0.83% 104.12%
10/31/2021 25.58 (0.04) 6.78 6.74 (i) (0.07) (0.71) (0.78) 31.54 26.59%(i)(j) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(j) 7 0.83% 0.98% 0.94% 26.04%
Institutional Service Class Shares
4/30/2025 (Unaudited) 20.54 0.03 0.77 0.80 (0.17) — (0.17) 21.17 3.96% 11,746 0.97% 0.31% 1.46% 19.97%
10/31/2024 17.99 0.32 3.05 3.37 (0.82) — (0.82) 20.54 19.12% 34,758 0.94% 1.57% 1.35% 43.00%
10/31/2023 15.85 0.25 2.18 2.43 (0.29) — (0.29) 17.99 15.35% 32,483 0.95% 1.37% 1.13% 40.07%(g)
10/31/2022 31.50 0.12 (14.01) (13.89) (h) — (1.76) (1.76) 15.85 (46.31)%(h) 190,471 0.95% 0.58% 1.05% 104.12%
10/31/2021 25.56 (0.11) 6.82 6.71 (i) (0.06) (0.71) (0.77) 31.50 26.52%(i) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).
(h) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.23, $0.12, $0.18 and $0.16 per share for Class A, Class R6, Eagle Class and Institutional Service Class respectively. Excluding the settlement proceeds, the Class A, Class R6, Eagle Class and Institutional
Service Class total returns are -47.21%, -46.61%, -46.83% and -46.85%, respectively. (Note 12)
(i) Includes payment by Nationwide Retirement Solutions ("NRS"), an affiliate, to offset capital losses due to the sale of securities. The payment impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from NRS, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 59
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2025, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund ("Overseas")
The Funds, as applicable, currently offer Class A, Class M, Class R6, Eagle Class and Institutional Service Class shares.
Effective February 12, 2024, Class C shares converted to Class A shares for Strategic Income, International Equities and Global
Sustainable Equity. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

60 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 61
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2025. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 128,516,138 $ – $ 128,516,138
Collateralized Mortgage Obligations – 121,016,790 – 121,016,790
Commercial Mortgage-Backed Securities – 31,642,020 – 31,642,020
Common Stocks
Media – 1,130 – 1,130
Passenger Airlines – – 349,801 349,801
Wireless Telecommunication Services – – 33,085 33,085
Total Common Stocks $ – $ 1,130 $ 382,886 $ 384,016
Convertible Bond – 626,602 – 626,602
Corporate Bonds
Aerospace & Defense – 7,204,886 – 7,204,886
Automobiles – 27,223,447 – 27,223,447
Banks – 118,546,790 – 118,546,790
Capital Markets – 20,745,478 – 20,745,478
Chemicals – 11,999,413 – 11,999,413
Commercial Services & Supplies – 14,631,844 – 14,631,844
Consumer Finance – 46,384,215 – 46,384,215
Diversified Consumer Services – 647,105 – 647,105
Diversified REITs – 7,573,087 – 7,573,087
Diversified Telecommunication Services – 11,276,527 – 11,276,527
Electric Utilities – 16,315,708 – 16,315,708
Electronic Equipment, Instruments &
Components – 4,720,907 – 4,720,907
Energy Equipment & Services – 5,517,726 – 5,517,726
Financial Services – 28,922,878 – 28,922,878
Food Products – 4,856,983 – 4,856,983
Gas Utilities – 1,058,446 – 1,058,446
Health Care Providers & Services – 14,555,563 – 14,555,563
Health Care REITs – 2,774,525 – 2,774,525
Hotels, Restaurants & Leisure – 24,324,519 – 24,324,519
Industrial REITs – 1,961,904 – 1,961,904
Insurance – 83,067,574 – 83,067,574
IT Services – 3,726,834 – 3,726,834
Machinery – 2,732,577 – 2,732,577
Media – 7,470,605 – 7,470,605
Metals & Mining – 768,925 – 768,925
Multi-Utilities – 5,651,803 – 5,651,803
Office REITs – 1,486,851 – 1,486,851
Oil, Gas & Consumable Fuels – 70,365,778 – 70,365,778
Passenger Airlines – 17,497,061 – 17,497,061
Pharmaceuticals – 6,939,621 – 6,939,621
Real Estate Management & Development – 559,943 – 559,943
Residential REITs – 3,732,374 – 3,732,374
Semiconductors & Semiconductor
Equipment – 11,738,861 – 11,738,861
Textiles, Apparel & Luxury Goods – 1,032,347 – 1,032,347

62 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 7,693,493 $ – $ 7,693,493
Total Corporate Bonds $ – $ 595,706,598 $ – $ 595,706,598
Credit Default Swaps† – 2,177,870 – 2,177,870
Foreign Government Securities – 33,908,079 – 33,908,079
Forward Foreign Currency Contracts – 3,144 – 3,144
Futures Contracts# 170,560 – – 170,560
Loan Participations – 19,217,883 – 19,217,883
Mortgage-Backed Securities – 114,746,322 – 114,746,322
Repurchase Agreements – 64,208,527 – 64,208,527
Supranational – 1,030,775 – 1,030,775
Warrants 8,853 – – 8,853
Total Assets $ 179,413 $ 1,112,801,878 $ 382,886 $ 1,113,364,177
Liabilities:
Credit Default Swaps† $ – $ (2,556) $ – $ (2,556)
Forward Foreign Currency Contracts – (41,646) – (41,646)
Futures Contracts# (5,843,218) – – (5,843,218)
Total Liabilities $ (5,843,218) $ (44,202) $ – $ (5,887,420)
Total $ (5,663,805) $ 1,112,757,676 $ 382,886 $ 1,107,476,757
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 6,137,578 $ – $ 6,137,578
Air Freight & Logistics – 850,440 – 850,440
Automobiles – 7,016,892 – 7,016,892
Banks 946,068 27,386,086 – 28,332,154
Beverages – 3,462,609 – 3,462,609
Broadline Retail 1,933,290 2,598,067 – 4,531,357
Building Products – 1,305,192 – 1,305,192
Capital Markets – 6,229,285 – 6,229,285
Chemicals – 4,450,535 – 4,450,535
Commercial Services & Supplies – 1,279,260 – 1,279,260
Communications Equipment – 1,272,582 – 1,272,582
Construction & Engineering – 2,609,222 – 2,609,222
Construction Materials – 3,244,816 – 3,244,816
Consumer Staples Distribution & Retail – 2,778,900 – 2,778,900
Diversified Consumer Services – 1,201,355 – 1,201,355
Diversified Telecommunication Services – 5,943,096 – 5,943,096
Electric Utilities – 4,265,899 – 4,265,899
Electrical Equipment – 8,137,638 – 8,137,638
Entertainment 4,466,670 1,002,583 – 5,469,253
Financial Services – 1,655,729 – 1,655,729
Food Products – 5,415,762 – 5,415,762
Health Care Equipment & Supplies – 3,068,765 – 3,068,765
Hotels, Restaurants & Leisure – 2,410,885 – 2,410,885
Household Durables – 3,353,993 – 3,353,993
Household Products – 2,220,387 – 2,220,387
Industrial Conglomerates – 3,749,727 – 3,749,727
Insurance 1,072,646 12,676,292 – 13,748,938
Interactive Media & Services – 1,241,076 – 1,241,076
IT Services – 1,883,390 – 1,883,390
Machinery – 4,179,604 – 4,179,604
Marine Transportation – 687,282 – 687,282
Media – 658,873 – 658,873
Metals & Mining – 3,101,827 – 3,101,827
Multi-Utilities – 2,254,428 – 2,254,428
Oil, Gas & Consumable Fuels – 5,678,672 – 5,678,672

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Personal Care Products $ – $ 4,494,259 $ – $ 4,494,259
Pharmaceuticals 4,520,100 13,825,121 – 18,345,221
Professional Services – 5,293,265 – 5,293,265
Real Estate Management & Development – 888,161 – 888,161
Semiconductors & Semiconductor
Equipment 5,206,403 2,952,737 – 8,159,140
Software 1,317,360 4,916,845 – 6,234,205
Specialty Retail – 2,440,460 – 2,440,460
Technology Hardware, Storage &
Peripherals – 2,018,937 – 2,018,937
Textiles, Apparel & Luxury Goods – 5,702,066 – 5,702,066
Trading Companies & Distributors – 3,118,850 – 3,118,850
Transportation Infrastructure – 1,257,176 – 1,257,176
Wireless Telecommunication Services – 2,271,889 – 2,271,889
Total Common Stocks $ 19,462,537 $ 194,588,493 $ – $ 214,051,030
Repurchase Agreement – 2,345,580 – 2,345,580
Total $ 19,462,537 $ 196,934,073 $ – $ 216,396,610
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 1,954,362 $ – $ – $ 1,954,362
Automobiles 1,880,681 – – 1,880,681
Banks 4,648,784 9,976,374 – 14,625,158
Biotechnology – 1,168,111 – 1,168,111
Broadline Retail 10,458,311 – – 10,458,311
Building Products 2,960,738 – – 2,960,738
Capital Markets – 5,097,222 – 5,097,222
Chemicals 1,409,999 – – 1,409,999
Commercial Services & Supplies 2,292,660 – – 2,292,660
Construction & Engineering 4,099,598 – – 4,099,598
Consumer Finance 4,070,271 – – 4,070,271
Consumer Staples Distribution & Retail 3,524,508 – – 3,524,508
Electrical Equipment 5,727,031 1,549,347 – 7,276,378
Electronic Equipment, Instruments &
Components – 4,918,344 – 4,918,344
Energy Equipment & Services 2,160,219 – – 2,160,219
Entertainment 8,539,027 2,894,236 – 11,433,263
Financial Services 5,161,425 – – 5,161,425
Food Products – 4,502,270 – 4,502,270
Ground Transportation 2,502,896 – – 2,502,896
Health Care Equipment & Supplies – 6,309,827 – 6,309,827
Health Care Providers & Services 4,278,153 – – 4,278,153
Household Durables – 4,679,709 – 4,679,709
Insurance 6,095,429 4,060,713 – 10,156,142
IT Services 3,000,407 – – 3,000,407
Life Sciences Tools & Services 1,302,899 – – 1,302,899
Machinery 1,895,048 3,168,569 – 5,063,617
Multi-Utilities 1,562,264 – – 1,562,264
Oil, Gas & Consumable Fuels 5,749,267 2,943,230 – 8,692,497
Personal Care Products – 3,568,333 – 3,568,333
Pharmaceuticals 6,409,513 6,600,486 – 13,009,999
Semiconductors & Semiconductor
Equipment 14,005,613 2,320,234 – 16,325,847
Software 28,537,620 – – 28,537,620
Specialty Retail 4,272,305 – – 4,272,305

64 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 4,455,966 $ – $ – $ 4,455,966
Total Common Stocks $ 142,954,994 $ 63,757,005 $ – $ 206,711,999
Repurchase Agreement – 5,619,819 – 5,619,819
Total $ 142,954,994 $ 69,376,824 $ – $ 212,331,818
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,983,060 $ – $ 1,983,060
Automobile Components – 3,142,072 – 3,142,072
Banks – 22,414,493 – 22,414,493
Beverages – 1,539,220 – 1,539,220
Biotechnology 4,653,950 949,515 – 5,603,465
Broadline Retail – 3,211,142 – 3,211,142
Building Products – 2,425,291 – 2,425,291
Capital Markets – 2,737,991 – 2,737,991
Chemicals – 8,437,523 – 8,437,523
Commercial Services & Supplies – 2,368,421 – 2,368,421
Construction & Engineering – 4,245,199 – 4,245,199
Construction Materials – 2,318,355 – 2,318,355
Consumer Finance – 2,586,720 – 2,586,720
Consumer Staples Distribution & Retail – 1,574,592 – 1,574,592
Containers & Packaging – 2,531,624 – 2,531,624
Distributors – 2,057,886 – 2,057,886
Diversified REITs – 4,164,608 – 4,164,608
Diversified Telecommunication Services – 3,101,663 – 3,101,663
Electric Utilities – 4,880,380 – 4,880,380
Electrical Equipment – 1,123,248 – 1,123,248
Electronic Equipment, Instruments &
Components – 7,029,932 – 7,029,932
Energy Equipment & Services – 2,609,355 – 2,609,355
Entertainment 703,989 – – 703,989
Financial Services – 7,218,500 – 7,218,500
Food Products – 1,453,193 – 1,453,193
Gas Utilities – 3,578,044 – 3,578,044
Ground Transportation 3,556,092 2,674,078 – 6,230,170
Health Care Equipment & Supplies – 2,040,588 – 2,040,588
Health Care Providers & Services 297,115 – – 297,115
Health Care REITs – 646,370 – 646,370
Health Care Technology – 1,228,675 – 1,228,675
Hotel & Resort REITs – 1,723,088 – 1,723,088
Hotels, Restaurants & Leisure – 6,436,937 – 6,436,937
Household Durables – 4,170,342 – 4,170,342
Industrial Conglomerates – 2,281,761 – 2,281,761
Industrial REITs – 1,899,377 – 1,899,377
Insurance – 5,224,565 – 5,224,565
Interactive Media & Services 516,528 – – 516,528
IT Services – 3,883,736 – 3,883,736
Leisure Products – 3,223,126 – 3,223,126
Life Sciences Tools & Services – 4,071,402 – 4,071,402
Machinery – 22,423,195 – 22,423,195
Marine Transportation – 1,637,381 – 1,637,381
Media – 2,971,880 – 2,971,880
Metals & Mining 4,023,318 6,200,673 – 10,223,991
Office REITs – 1,258,480 – 1,258,480
Oil, Gas & Consumable Fuels 2,690,047 573,251 – 3,263,298
Passenger Airlines – 1,878,274 – 1,878,274

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 65
Level 1 Level 2 Level 3 Total
Assets:
Personal Care Products $ – $ 525,662 $ – $ 525,662
Pharmaceuticals 2,050,752 3,352,209 – 5,402,961
Professional Services 2,764,531 7,040,921 – 9,805,452
Real Estate Management & Development – 9,305,740 – 9,305,740
Retail REITs – 3,204,181 – 3,204,181
Semiconductors & Semiconductor
Equipment 2,558,640 6,008,237 – 8,566,877
Software 5,930,545 1,659,493 – 7,590,038
Specialized REITs – 1,491,954 – 1,491,954
Specialty Retail – 11,083,326 – 11,083,326
Textiles, Apparel & Luxury Goods – 640,879 – 640,879
Trading Companies & Distributors – 2,317,726 – 2,317,726
Transportation Infrastructure 698,804 758,175 – 1,456,979
Water Utilities – 1,011,161 – 1,011,161
Wireless Telecommunication Services 1,615,599 – – 1,615,599
Total Common Stocks $ 32,059,910 $ 224,528,870 $ – $ 256,588,780
Repurchase Agreements – 16,069,603 – 16,069,603
Rights – – – –
Total $ 32,059,910 $ 240,598,473 $ – $ 272,658,383
Overseas
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,598,569 $ – $ 1,598,569
Automobiles – 583,085 – 583,085
Banks – 4,094,981 – 4,094,981
Beverages – 1,030,351 – 1,030,351
Biotechnology 670,238 – – 670,238
Broadline Retail 368,274 – – 368,274
Chemicals – 361,529 – 361,529
Commercial Services & Supplies – 401,412 – 401,412
Diversified Telecommunication Services – 844,970 – 844,970
Electronic Equipment, Instruments &
Components – 565,867 – 565,867
Entertainment 1,405,886 – – 1,405,886
Hotels, Restaurants & Leisure 186,231 – – 186,231
Insurance – 1,348,273 – 1,348,273
IT Services – 369,107 – 369,107
Machinery – 355,001 – 355,001
Metals & Mining 623,330 – – 623,330
Oil, Gas & Consumable Fuels 457,089 327,837 – 784,926
Passenger Airlines – 226,056 – 226,056
Personal Care Products – 632,913 – 632,913
Pharmaceuticals – 1,413,260 – 1,413,260
Professional Services – 267,917 – 267,917
Semiconductors & Semiconductor
Equipment – 2,157,933 – 2,157,933
Software – 408,966 – 408,966
Textiles, Apparel & Luxury Goods – 761,346 – 761,346
Total Common Stocks $ 3,711,048 $ 17,749,373 $ – $ 21,460,421
Repurchase Agreements – 1,008,488 – 1,008,488
Total $ 3,711,048 $ 18,757,861 $ – $ 22,468,909
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

66 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2025, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in
As of April 30, 2025, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2025, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2025, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 10/31/2024 $ 421,940 $ 421,940
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
33,085 33,085
Sales — —
Change in Unrealized Appreciation/Depreciation (72,139) (72,139)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2025 $ 382,886 $ 382,886
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2025 ** $ (72,139) $ (72,139)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
U.S. Dollar
Amount
Global Sustainable Equity $ 111,096
International Small Cap 5,866,914

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 67
unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of April 30, 2025, the Funds had no open option contracts.

68 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 69
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

70 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2025:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 2,177,870
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 3,144
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 170,560
Total $ 2,351,574

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 71
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2025:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (2,556)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (41,646)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (5,843,218)
Total $ (5,887,420)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 1,997,620
Equity risk 419,122
Forward Foreign Currency Contracts
Currency risk (2,152,745)
Futures Contracts
Interest rate risk 7,647,335
Total $ 7,911,332
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 2,652,252
Forward Foreign Currency Contracts
Currency risk (38,671)
Futures Contracts
Interest rate risk (12,888,934)
Total $ (10,275,353)
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 181,485,714
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 86,714
Average Settlement Value Sold $ 14,542,872
Futures Contracts:
Average Notional Balance Long $ 8,018,650
Average Notional Balance Short $ 311,507,029

72 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2025, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2025:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of April 30, 2025, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 3,144 $ (3,144) $ — $ —
Total $ 3,144 $ (3,144) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (6,087) $ — $ — $ (6,087)
Goldman Sachs
International
Forward Foreign
Currency Contracts (35,559) 3,144 — (32,415)
Total $ (41,646) $ 3,144 $ — $ (38,502)

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 73
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Strategic Income $ 64,208,527
International Equities 2,345,580
Global Sustainable Equity 5,619,819
International Small Cap 16,069,603
Overseas 1,008,488

74 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $234,254,314, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2025 - 2/15/2054; total market value $238,939,409.
Santander US Capital Markets, 4.35%, dated 4/30/2025, due 5/1/2025, repurchase price $35,204,255, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.13%, maturing 10/23/2025 - 1/15/2029; total market value
$35,908,367.
Societe Generale, 4.37%, dated 4/30/2025, due 5/1/2025, repurchase price $223,027,069, collateralized by U.S. Government
Treasury Securities, ranging from 2.38% - 4.25%, maturing 11/15/2040 - 11/15/2049; total market value $227,460,002.
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 14,208,527 $ – $ 14,208,527 $ (14,208,527) $ –
Societe Generale 50,000,000 – 50,000,000 (50,000,000) –
Total $ 64,208,527 $ – $ 64,208,527 $ (64,208,527) $ –
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,345,580 $ – $ 2,345,580 $ (2,345,580) $ –
Total $ 2,345,580 $ – $ 2,345,580 $ (2,345,580) $ –

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 75
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,619,819 $ – $ 5,619,819 $ (5,619,819) $ –
Total $ 5,619,819 $ – $ 5,619,819 $ (5,619,819) $ –
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 10,069,603 $ – $ 10,069,603 $ (10,069,603) $ –
Societe Generale 6,000,000 – 6,000,000 (6,000,000) –
Total $ 16,069,603 $ – $ 16,069,603 $ (16,069,603) $ –
Overseas
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,488 $ – $ 8,488 $ (8,488) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 1,008,488 $ – $ 1,008,488 $ (1,008,488) $ –
* As of April 30, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

76 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 77
applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Strategic Income Pioneer Investments(a)
International Equities Bailard, Inc.
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Overseas Janus Henderson Investors US LLC
(a) Formerly known as Amundi Asset Management US, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million up to $1 billion 0.58%
$1 billion and more 0.55%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%

78 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
For the six months ended April 30, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Strategic Income 0.53% 0.42%
International Equities 0.75 0.75
Global Sustainable Equity 0.65 0.65
International Small Cap 0.95 0.76
Overseas 0.70 0.19
Fund Classes
Amount
(annual rate)
Strategic Income All Classes 0.49%
International Equities All Classes 1.10
Global Sustainable Equity All Classes 0.80
International Small Cap All Classes 0.89
Overseas All Classes 0.72
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Six Months Ended
April 30, 2025
Amount Total
Strategic Income $ 151,766 $ 326,718 $ 628,843 $ 448,959 $ 1,556,286
International Equities — — — — —
Global Sustainable Equity 33,742 28,717 — — 62,459
International Small Cap 321,954 797,311 761,946 267,519 2,148,730
Overseas 126,133 232,879 198,533 96,952 654,497
Fund Amount
Global Sustainable Equity
$ 30,300

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 79
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2025, NFM earned an aggregate of $325,126 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2025, the Funds’ aggregate portion of such costs amounted to $3,176.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2025, the Funds imposed aggregate front-end sales charges of $48,912. From these fees, NFD retained a portion amounting to $6,849.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Strategic Income. Class C CDSCs are 1.00% for all Funds.
During the six months ended April 30, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

80 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
For the six months ended April 30, 2025, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2025, each Fund’s total administrative services fees were as follows:
As of April 30, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
On April 10, 2023, shares of certain Funds were redeemed for investments. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the six months ended April 30, 2025, the Funds had no borrowings under the line of credit.
Fund Class A
Institutional
Service Class
Strategic Income 0.18% 0.12%
International Equities 0.05 0.11
Global Sustainable Equity 0.08 0.25
International Small Cap 0.07 0.12
Overseas 0.08 0.25
N/A — Not Applicable.
Fund Amount
Strategic Income $ 461,619
International Equities 3,191
Global Sustainable Equity 224,612
International Small Cap 51,885
Overseas 32,983
Fund
% of Shares
Outstanding
Owned
Strategic Income 7.13%
International Equities —
Global Sustainable Equity 74.21
International Small Cap 0 .19
Overseas 45.01
Overseas
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Institutional Service Class 4/10/2023 $ 122,797,453 $ 6,332,279 $ 115,294,990 $ 7,502,463 $ 18,230,527

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 81
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Fund Purchases
*
Sales
*
Strategic Income $ 1,373,950,170 $ 1,043,867,396
International Equities 40,957,492 40,162,617
Global Sustainable Equity 48,508,905 58,400,096
International Small Cap 144,295,101 199,812,107
Overseas 7,179,902 34,452,616
* Includes purchases and sales of long-term U.S. Government securities, if any.

82 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

International Funds - April 30, 2025 (Unaudited) - Notes to Financial Statements - 83
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

84 - Notes to Financial Statements - April 30, 2025 (Unaudited) - International Funds
9. Other
As of April 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2025, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
13. Subsequent Events
On June 10, 2025, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons”, considered and approved a proposal to liquidate the Nationwide Janus Henderson Overseas Fund ("Overseas"), a series of the
Trust. Overseas will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution on or about Q3 2025.
On June 10, 2025, the Board of Trustees approved the renaming of Nationwide Amundi Strategic Income Fund (the "Fund").
The change will be effective on or about June 26, 2025 (the “Effective Date”). As of the Effective Date, the Fund will be renamed
"Nationwide Strategic Income Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Strategic Income 80.48% 5
International Equities 89.20 1
Global Sustainable Equity 76.82 3(a)
International Small Cap 63.19 2
Overseas 88.76 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 77
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Strategic Income $ 1,103,474,539 $ 15,135,132 $ (21,945,963) $ (6,810,831)
International Equities 160,427,876 59,458,750 (3,490,016) 55,968,734
Global Sustainable Equity 176,921,597 47,104,192 (11,693,971) 35,410,221
International Small Cap 239,393,863 45,515,642 (12,251,122) 33,264,520
Overseas 17,363,421 5,755,710 (650,222) 5,105,488

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus SAI or shareholder report. You can also download regulatory documents at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html .
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2025 Nationwide

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.
(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;
(2) Each director and each member of an advisory board for special compensation;
(3) All officers; and
(4) Each person of whom any officer or director of the Fund is an affiliated person.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Nationwide Amundi Strategic Income Fund and
Initial Approval of Sub-advisory Agreement

Summary of Factors Considered by the Board

At the December 10-11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Amundi Strategic Income Fund (the “Fund”), the appointment of Victory Capital Management, Inc. (“Victory”) as sub-adviser to the Fund pursuant to a sub-advisory agreement between Nationwide Fund Advisors, the Fund’s investment adviser (“NFA”), and Victory (the “Sub-advisory Agreement”).  The Board was provided with detailed materials relating to Victory and the transaction giving rise to the need for the approval, in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
NFA informed the Board that Amundi Asset Management U.S., Inc. (“Amundi”), current sub-adviser to the Fund and a wholly-owned subsidiary of Amundi Holdings U.S., Inc. (“Amundi Holdings US”) had entered into a transaction with Victory Capital Holdings (“Victory Holdings”) that would result in Amundi and Amundi Holdings US, being wholly-owned by Victory Holdings.  The closing of that transaction, expected at the end of 2024 or in early 2025, would constitute a change of control of Amundi, triggering an automatic termination of the current sub-advisory agreement between NFA and Amundi.  NFA proposed that the Board approve the new Sub‑advisory Agreement, on the same terms as the existing agreement, to take effect upon the change of control.
NFA informed the Board that Amundi had confirmed that the Transaction will not cause any material changes to Amundi’s leadership, investment, operational, or compliance teams’ processes or programs.  NFA reported that Amundi confirmed that Amundi will retain investment and operational autonomy, that investment teams, processes and client support will remain unchanged, despite the personnel becoming employees of Victory, and that the Amundi brand is expected to remain in place.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Amundi under the Sub-advisory Agreement, including information relating to Amundi’s investment strategy and process for the Fund.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.  In making its determinations, the Board took into account the information provided to it by NFA, Victory, and Amundi, and the recommendation by NFA to approve the new Sub-advisory Agreement.
The Trustees considered that Victory serves as sub-adviser to the NVIT Victory Mid Cap Value Fund and that the new agreement with Victory generally contains terms materially similar to those in effect under the current sub-advisory agreements with Amundi and Victory.
No information was presented to the Board regarding Amundi’s expected profitability as a result of the Sub-advisory Agreement.
On the basis of these considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously approved the New Sub‑advisory Agreement.

Nationwide Destination 2070 Fund
Initial Approval of Advisory Agreement

Summary of Factors Considered by the Board

At the September 10–11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the Nationwide Destination 2070 Fund (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Board was provided with materials relating to the Fund and NFA in advance of the meeting.  Before approving the Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreement.
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA under the Advisory Agreement, including information relating to NFA’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at NFA that are expected to manage the Fund.  The Board considered information concerning the past performance record of NFA in managing accounts within the suite of Nationwide Target Destination Funds with five-year retirement date intervals from 2025 through 2065 and a retirement fund.
The Board considered the management fees that NFA proposed for the Fund.  The Board considered that the management fee for the Fund is consistent with the fees paid to NFA to advise the other Nationwide Target Destination Funds.  The Board considered information regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization, noting that the Fund would be categorized as the most recent Target Date Lipper category available until such point in time Lipper assigns a Target Date 2070 Fund category.  The Board also considered that, at the anticipated asset level of the Fund during its first year, NFA expects that the proposed actual management fees (including the sub-advisory fees) of the Fund will be in the fourth quintile of the Fund’s Lipper peer group.  The Board considered that, unlike the other funds in the peer group, the fund will be subject to a unified investment advisory fee structure pursuant to which NFA will bear almost all other operating expenses.
The Board considered that the non-compensatory terms of the proposed Advisory Agreement are substantially similar in all material respects to the terms of advisory agreement that the Trust currently has in place for other series of the Nationwide Mutual Funds.
No information was presented to the Board regarding NFA’s expected profitability from the Advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for a two-year period commencing from the execution of the Advisory Agreement.

Nationwide International Equity Portfolio
Initial Approval of Advisory and Sub-advisory Agreements

Summary of Factors Considered by the Board

At the September 10–11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the Nationwide International Equity Portfolio (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of Los Angeles Capital Management LLC (“LA Capital”) as sub-adviser to the Fund pursuant to a sub-advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The Board was provided with materials relating to the Fund, NFA, and LA Capital in advance of the meeting.  Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA and LA Capital under the Advisory Agreements, including information relating to LA Capital’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at LA Capital that are expected to manage the Fund.  The Board considered information concerning the past performance record of LA Capital in managing 130/30 strategies like that to be utilized by LA Capital in managing the Fund, including the performance of LA Capital’s 130/30 EAFE Strategy, which commenced in October 2013.
The Board considered the advisory fees that NFA proposed for the Fund and the sub-advisory fees proposed to be paid by NFA to LA Capital.  The Board considered information provided to it by NFA regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization.  The Board considered that, relative to that category of peer funds for their most recently completed fiscal years, the proposed management fee rate (including sub-advisory fees) would have placed in the first quintile.
The Board considered that the non-compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other series of the Nationwide Mutual Funds.
The Trustees considered whether the Fund may benefit from economies of scale realized by NFA in the event of growth in the Fund’s assets.  The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over certain thresholds.
No information was presented to the Board regarding NFA’s or LA Capital’s expected profitability from the Advisory Agreements.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.
In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October 2024 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.

•              The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Aggressive Fund, and Nationwide Investor Destinations Moderately Conservative Fund)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered that Nationwide Investor Destinations Moderate Fund was shown to have experienced three-year performance above its performance universe median. The Trustees noted that each of Nationwide Investor Destinations Moderately Aggressive Fund and Nationwide Investor Destinations Moderately Conservative experienced three-year performance below its performance universe median and in the fourth quintile of its performance universe. With respect to Nationwide Investor Destinations Moderately Aggressive Fund, the Trustees considered the Adviser’s statements regarding the negative impact of underlying fund selection on the Fund’s performance and that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period. With respect to Nationwide Investor Destinations Moderately Conservative Fund, the Trustees considered the Adviser’s statements that the Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Investor Destinations Aggressive Fund and Nationwide Investor Destinations Conservative Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, ranking in the first or second quintile, and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that the expense information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. With respect to Nationwide Investor Destinations Aggressive Fund, the Trustees considered that the Fund was shown to have experienced three-year performance below its performance universe median but within the third quintile of its peer universe. With respect to Nationwide Investor Destinations Conservative Fund, the Trustees noted the Fund had experienced three-year performance below its performance universe median and in the fourth quintile of its performance universe.  The Trustees considered the Adviser’s statements that the Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. The Trustees determined that the performance information of Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted the Adviser’s statement that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October 2024 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.

•              The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide Destination 2065 Fund)

The Trustees considered that although the Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than its peer group median, ranking in the first quintile, and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

The Trustees also considered the Fund’s investment performance. The Trustees noted that the Fund was shown to have experienced three-year performance below its performance universe median, in the fourth quintile of its performance universe. The Trustees considered the Adviser’s statements regarding the negative impact of underlying fund selection on the Fund’s performance. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund, and Nationwide Destination Retirement Fund)

For the Funds above, the Trustees noted that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels higher than their peer group medians. The Trustees considered the Adviser’s statements that many of the Funds’ peers had significant management fee waivers or do not pay management fees, at least in part because their sponsors presumably earn revenues indirectly through the Funds’ investments in affiliated funds or through other related revenue sources. The Trustees considered the Adviser’s statements that it is evaluating competitor expense structures and exploring potential adjustments to ensure the Funds remain competitively positioned. The Trustees also considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees noted that Nationwide Destination Retirement Fund was shown to have experienced three-year performance above its peer universe median in the third quintile of its performance universe. The Trustees noted that each remaining Fund was shown to have experienced three-year performance below its performance universe median, in the fourth quintile of its performance universe (or in the third quintile for Nationwide Destination 2030 Fund). With respect to each Fund, the Trustees considered the Adviser’s statements regarding the negative impact of underlying fund selection on the Fund’s performance.

With respect to Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, and  Nationwide Destination 2045 Fund, the Trustees also considered the Adviser’s statements that the “to” glidepath structure of the Nationwide Destination series of target date funds results in lower equity allocations than competing “through” series of target date funds and the significant outperformance of equities versus fixed income over the period was a key driver of underperformance. With respect to Nationwide Destination 2025 Fund, the Trustees further considered that on September 11, 2024, the Board approved the reorganization of the Fund with Nationwide Destination Retirement Fund effective on or about February 14, 2025. With respect to Nationwide Destination 2035 Fund, the Trustees further considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period.

The Trustees also considered that the Funds have been designated to be subject to heightened review by the Trustees in the coming year in light of their expenses and investment performance. The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October 2024 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide NYSE Arca Tech 100 Index Fund and Nationwide Small Cap Index Fund)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees at a level lower than the Fund’s peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) at a level equal to or lower than its peer group median. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of each of the Funds less securities lending income exceeded the performance of the Fund’s benchmark index. The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(Nationwide International Index Fund and Nationwide Mid Cap Market Index Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to Nationwide Mid Cap Market Index Fund, the Trustees also considered the Adviser’s statements that the peer group was comprised of peers that were pursuing a “race to the bottom” pricing model that disadvantaged subadvised funds such as the Fund. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of Nationwide International Index Fund less securities lending income exceeded the performance of the Fund’s benchmark index and with respect to Nationwide Mid Cap Market Index Fund, the three-year gross investment performance of the Fund less securities lending income was within an acceptable range of the Fund’s benchmark index. The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(Nationwide Bond Index Fund and Nationwide S&P 500 Index Fund)

For the Funds above, the Trustees noted that each Fund was shown to pay actual management fees and to have a total expense ratio (including 12b-1/non-12b-1 fees) at levels above its peer group median. The Trustees considered the Adviser’s statements that the Nationwide Bond Index Fund’s peer expense group was too small to allow for useful comparisons and that the Fund’s expense limitation was reduced by four basis points in January 2022.  The Trustees also considered the Adviser’s statements that the Funds’ peer groups were comprised of peers that were pursuing a “race to the bottom” pricing model that disadvantaged subadvised funds such as the Funds. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of each of the Funds less securities lending income was within an acceptable range of the performance of the Fund’s benchmark index. The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Fundamental All Cap Equity Portfolio
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Portfolio
Nationwide WCM Focused Small Cap Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide Amundi Strategic Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Bond Portfolio, Nationwide Fundamental All Cap Equity Portfolio, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Janus Henderson Overseas Fund, and Nationwide U.S. 130/30 Equity Portfolio)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next sentence and in the next two paragraphs, each of the Funds was shown to have experienced three-year performance at or above its performance universe median, or with respect to Nationwide Inflation-Protected Securities Fund, the Fund was shown to have experienced three-year performance below its performance universe median but within the third quintile of its peer universe. With respect to Nationwide Fundamental All Cap Equity Portfolio and Nationwide U.S. 130/30 Equity Portfolio, the Trustees considered that the Fund had been organized in July 2023 and September 2022, respectively, and did not yet have two years of performance.

With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund and Nationwide Bond Portfolio, the Trustees noted each Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for each Fund had improved to the third quintile of its performance universe for the one-year period. The Trustees also considered that Nationwide Bond Portfolio’s prior sub-adviser was replaced in October 2022 and the Adviser’s statements that the Fund’s underperformance was attributable to the prior sub-adviser.

With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period. The Trustees also considered that the Fund’s prior sub-adviser was replaced in July 2022 and the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period. The Trustees further considered that the Adviser is considering additional steps to take in the future and that the Fund has been designated to be subject to heightened review by the Trustees in light of its investment performance.

The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bond Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Loomis Short Term Bond Fund and Nationwide WCM Focused Small Cap Fund)

For the Funds above, the Trustees considered that although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of Nationwide Bond Fund and Nationwide Loomis Short Term Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next paragraph, each of the Funds was shown to have experienced three-year performance at or above its performance universe median, or with respect to Nationwide Fund and Nationwide Government Money Market Fund, the Funds were shown to have experienced three-year performance below the performance universe median but within the third quintile of its peer universe.

With respect to Nationwide Bond Fund, the Trustees noted the Fund had experienced three-year performance below the median of its performance universe and in the fifth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period. The Trustees also considered that on October 23, 2024, the Board approved the reorganization of the Fund effective on or about February 17, 2025.

The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide BNY Mellon Core Plus Bond ESG Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fifth quintile of its peer group. The Trustees considered that at the Board’s October 23, 2024 meeting, the Board approved an amendment to the Fund’s expense limitation agreement to reduce the Fund’s expense cap to a level intended to preserve the Fund’s current net expense ratio notwithstanding any decrease in the Fund’s assets. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance above the median of its performance universe in the second quintile and considered that at the Board’s December 11, 2024 meeting, the Board approved amending the Fund’s principal investment strategy to remove its environmental, social and governance (ESG) overlay. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Funds, and other factors considered by them, were consistent with the continuation of each Fund’s Advisory Agreement.

(Nationwide Global Sustainable Equity Fund, Nationwide Loomis All Cap Growth Fund, and Nationwide Loomis Core Bond Fund)

The Trustees noted that each Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fifth quintile of its peer group. With respect to Nationwide Global Sustainable Equity Fund, the Trustees considered the Adviser’s statements that there were material disparities in the average net assets of the funds in its peer group negatively affecting the Fund’s total expense ratio comparisons. The Trustees also considered that the Nationwide Global Sustainable Equity Fund’s expense limitation agreement was amended in October 2022, lowering the Fund’s expense limitation by five basis points. With respect to Nationwide Loomis All Cap Growth Fund, the Trustees considered the Adviser’s statements that a majority of the Fund’s peer group was comprised of directly managed funds and that mutual funds that are sub-advised, such as the Fund, have higher expenses compared to mutual funds without a sub-adviser. The Trustees also considered that the Nationwide Loomis All Cap Growth Fund’s expense limitation agreement was amended in June 2022, lowering the Fund’s expense limitation by two and a half basis points. With respect to Nationwide Loomis Core Bond Fund, the Trustees considered that at the Board’s September 11, 2024 meeting, the Board approved an amendment to the Fund’s expense limitation agreement lowering the Fund’s expense limitation by 13 basis points.

With respect to Fund performance, the Trustees noted that each of the foregoing Funds had experienced three-year performance above the median of its performance universe with the exception of Nationwide Loomis All Cap Growth Fund, which experienced three-year performance below the median of its performance universe but ranked in the third quintile of its performance universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Funds, and other factors considered by them, were consistent with the continuation of each Fund’s Advisory Agreement.

(Nationwide Small Company Growth Fund)

The Trustees considered that although the Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreement. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance below the median of its performance universe and in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Fund continues to meet the needs of the specific retirement plan for which it was created from a performance and fee perspective and that the Fund outperformed its benchmark in 28 of 34 rolling ten-year periods since the Fund was launched in 2012. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-Advisers, could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 16. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of September 11, 2024 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1) For each restatement:

(i) The date on which the registrant was required to prepare an accounting restatement;

(ii) The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated;
(iii) If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates;
(iv) The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; and
(v) If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR;

(2) If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; and

(3) For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual.

(b) If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion.

Not applicable.

Item 19. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

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(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ___/s/ David Majewski _______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                 ____/s/ Kevin T. Jestice ______
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      June 20, 2025

By (Signature and Title)*                 ___/s/ David Majewski ______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 20, 2025

* Print the name and title of each signing officer under his or her signature.